TIAA-CREF FUNDS – Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.9%
244,048	*	Aptiv plc	$40,719,409
788,317	*	General Motors Co	44,807,938
68,357	*	Tesla, Inc	46,974,931
		TOTAL AUTOMOBILES & COMPONENTS	132,502,278

BANKS - 4.5%
2,348,969		Bank of America Corp	90,106,451
364,516	n	Citigroup, Inc	24,648,572
687,671		Fifth Third Bancorp	24,955,581
2,111,885		ING Groep NV	27,096,947
576,289		JPMorgan Chase & Co	87,469,144
1,363,477		Wells Fargo & Co	62,638,133
		TOTAL BANKS	316,914,828

CAPITAL GOODS - 7.7%
87,585		Carlisle Cos, Inc	17,713,190
112,955		Deere & Co	40,843,398
219,594		Dover Corp	36,698,549
397,695		Eaton Corp	62,855,695
347,040		Honeywell International, Inc	81,134,482
729,833	*	InPost S.A.	14,310,573
374,094		ITT, Inc	36,627,544
101,764	*	Middleby Corp	19,486,788
90,624		Northrop Grumman Corp	32,898,324
251,265		Otis Worldwide Corp	22,500,781
483,352		Raytheon Technologies Corp	42,027,456
294,951	n	Spirit Aerosystems Holdings, Inc (Class A)	12,744,833
89,823	*	Teledyne Technologies, Inc	40,669,160
339,669		Textron, Inc	23,440,558
186,055		Trane Technologies plc	37,882,659
141,889		Woodward Inc	17,248,027
		TOTAL CAPITAL GOODS	539,082,017

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
115,630		Jacobs Engineering Group, Inc	15,638,958
274,179	*	Stericycle, Inc	19,343,328
273,670		Waste Management, Inc	40,574,314
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	75,556,600

CONSUMER DURABLES & APPAREL - 1.3%
432,614	*	Callaway Golf Co	13,705,211
573,036		Levi Strauss & Co	15,769,951
1,033,116	*	Mattel, Inc	22,439,280
425,280	n	Tempur Sealy International, Inc	18,401,866
103,912		Whirlpool Corp	23,020,664
		TOTAL CONSUMER DURABLES & APPAREL	93,336,972
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TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.2%
81,784	*	Airbnb, Inc	$11,777,714
275,289	*,n	Caesars Entertainment, Inc	24,049,247
62,417		Churchill Downs, Inc	11,597,079
302,477	n	Darden Restaurants, Inc	44,125,345
306,924	*,n	Expedia Group, Inc	49,374,864
80,138	*	Flutter Entertainment plc	13,686,172
		TOTAL CONSUMER SERVICES	154,610,421

DIVERSIFIED FINANCIALS - 3.1%
215,852		Blackstone Group, Inc	24,881,260
27,039	*	Coinbase Global, Inc	6,396,887
262,863		Discover Financial Services	32,679,128
1,403,062		Equitable Holdings, Inc	43,312,524
247,865		KKR & Co, Inc	15,803,872
222,251		Lazard Ltd (Class A)	10,490,247
842,000		Morgan Stanley	80,815,160
		TOTAL DIVERSIFIED FINANCIALS	214,379,078

ENERGY - 2.2%
237,814	*	Cheniere Energy, Inc	20,197,543
307,229		Chevron Corp	31,278,984
467,603		EOG Resources, Inc	34,069,555
563,043	*,n	EQT Corp	10,354,361
406,261		Hess Corp	31,054,591
526,924		Marathon Petroleum Corp	29,096,743
		TOTAL ENERGY	156,051,777

FOOD & STAPLES RETAILING - 0.3%
164,669		Walmart, Inc	23,473,566
		TOTAL FOOD & STAPLES RETAILING	23,473,566

FOOD, BEVERAGE & TOBACCO - 3.8%
272,142		Bunge Ltd	21,126,383
303,599		Coca-Cola Co	17,314,251
72,897	*	Freshpet, Inc	10,675,766
155,097		Hershey Co	27,743,751
333,147		Kraft Heinz Co	12,816,165
537,056		Mondelez International, Inc	33,974,163
367,795	*	Monster Beverage Corp	34,690,424
1,121,914	*	Oatly Group AB (ADR)	19,913,974
452,431		PepsiCo, Inc	71,009,045
63,153		Pernod-Ricard S.A.	13,938,278
		TOTAL FOOD, BEVERAGE & TOBACCO	263,202,200

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
357,933		Abbott Laboratories	43,302,734
250,171		Danaher Corp	74,423,371
83,918	*	DexCom, Inc	43,260,568
457,163	*	Envista Holdings Corp	19,694,582
105,182	*	Guardant Health, Inc	11,548,984
48,556		Humana, Inc	20,678,058
56,277	*	IDEXX Laboratories, Inc	38,185,633
517,331		Medtronic plc	67,930,734
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TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

110,193		STERIS plc	$24,016,564
218,646		UnitedHealth Group, Inc	90,130,254
57,545		West Pharmaceutical Services, Inc	23,693,003
172,888	n	Zimmer Biomet Holdings, Inc	28,253,357
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	485,117,842

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
134,282		Estee Lauder Cos (Class A)	44,827,360
408,523		Procter & Gamble Co	58,104,226
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	102,931,586

INSURANCE - 1.6%
181,519		Allstate Corp	23,606,546
317,424		Hartford Financial Services Group, Inc	20,194,515
352,238		Lincoln National Corp	21,704,906
723,925		Metlife, Inc	41,770,472
197,810	*	Ryan Specialty Group Holdings, Inc	5,835,395
		TOTAL INSURANCE	113,111,834

MATERIALS - 4.1%
597,799	n	CF Industries Holdings, Inc	28,246,003
755,583	n	Corteva, Inc	32,323,841
394,989		Dow, Inc	24,552,516
366,695	n	DuPont de Nemours, Inc	27,520,460
120,501		Eagle Materials, Inc	17,029,201
555,110		Freeport-McMoRan, Inc (Class B)	21,149,691
267,473		Linde plc	82,218,525
218,738		PPG Industries, Inc	35,768,038
117,471		Reliance Steel & Aluminum Co	18,460,568
		TOTAL MATERIALS	287,268,843

MEDIA & ENTERTAINMENT - 10.8%
117,655	*	Alphabet, Inc (Class C)	318,188,535
795,130		Comcast Corp (Class A)	46,777,498
487,692	*	Facebook, Inc	173,764,660
306,562	*	Lions Gate Entertainment Corp (Class B)	4,095,668
88,777	*	Netflix, Inc	45,948,312
232,056	*,n	Snap, Inc	17,269,607
147,432	*,n	Take-Two Interactive Software, Inc	25,567,657
305,476	*	Twitter, Inc	21,306,951
449,257	n	ViacomCBS, Inc (Class B)	18,388,089
491,580	*	Walt Disney Co	86,527,912
		TOTAL MEDIA & ENTERTAINMENT	757,834,889

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
51,198	*	10X Genomics, Inc	9,381,009
602,666		AbbVie, Inc	70,090,056
61,178	*,n	Alnylam Pharmaceuticals, Inc	10,947,191
264,274		AstraZeneca plc (ADR)	15,127,044
975,860	*,n	Avantor, Inc	36,672,819
193,408	*,n	Axsome Therapeutics, Inc	9,397,695
674,157		Bristol-Myers Squibb Co	45,755,036
175,884	*	Catalent, Inc	21,072,662
148,266		Eli Lilly & Co	36,102,771
375,990	*	Genmab A.S. (ADR)	16,942,109
3

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

392,198		Gilead Sciences, Inc	$26,783,201
294,945	*,n	Horizon Therapeutics Plc	29,500,399
155,198	*	IQVIA Holdings, Inc	38,442,545
18,394		Lonza Group AG.	14,322,035
319,679		Merck & Co, Inc	24,573,725
118,119		Merck KGaA	24,179,429
80,179	*,n	Moderna, Inc	28,351,294
1,636,408		Pfizer, Inc	70,054,626
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	527,695,646

REAL ESTATE - 1.3%
70,115		American Tower Corp	19,828,522
325,475		Prologis, Inc	41,673,819
236,320		Simon Property Group, Inc	29,899,206
		TOTAL REAL ESTATE	91,401,547

RETAILING - 7.4%
78,137	*	Amazon.com, Inc	260,007,900
198,667	*,n	Children’s Place, Inc	16,753,588
575,306	*,e	Coupang, Inc	20,895,114
93,232		Dollar General Corp	21,689,492
179,289	n	Home Depot, Inc	58,840,857
97,421	*,e	ironSource Ltd	831,001
910,570	*	ironSource Ltd	7,230,130
25,790		Kering	23,137,208
708,763	*,n	Petco Health & Wellness Co, Inc	14,621,780
246,714		Target Corp	64,404,690
2,185,848	*	THG Holdings Ltd	17,789,426
428,804	*,n	Urban Outfitters, Inc	15,942,933
		TOTAL RETAILING	522,144,119

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
527,945	*,n	Advanced Micro Devices, Inc	56,062,480
167,714		Applied Materials, Inc	23,468,220
26,595		ASML Holding NV (ADR)	20,391,450
80,901		Broadcom, Inc	39,269,345
186,152	*	Cree, Inc	17,267,460
496,765		Marvell Technology, Inc	30,059,250
73,863		Monolithic Power Systems, Inc	33,183,691
468,153		NVIDIA Corp	91,285,154
100,127		NXP Semiconductors NV	20,665,212
337,339		QUALCOMM, Inc	50,533,382
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	382,185,644

SOFTWARE & SERVICES - 12.9%
157,098	n	Alliance Data Systems Corp	14,649,388
24,805	*	Duolingo, Inc	3,478,901
361,287	*	Fiserv, Inc	41,587,747
75,580		Global Payments, Inc	14,617,928
177,843		International Business Machines Corp	25,068,749
259,670	*	Liveperson, Inc	16,538,382
231,858	*,e	Marqeta, Inc	6,220,750
271,771		Mastercard, Inc (Class A)	104,887,300
1,420,456		Microsoft Corp	404,702,119
268,581	*	PayPal Holdings, Inc	74,002,123
317,957	*	salesforce.com, Inc	76,923,337
4

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

79,891	*	ServiceNow, Inc	$46,967,120
111,425	*	Synopsys, Inc	32,089,286
51,174	*	Twilio, Inc	19,118,095
159,464	*,e,n	UiPath, Inc	9,976,068
61,362	*	Zscaler, Inc	14,475,909
		TOTAL SOFTWARE & SERVICES	905,303,202

TECHNOLOGY HARDWARE & EQUIPMENT - 8.8%
2,776,843	n	Apple, Inc	405,030,320
65,622	*	Arista Networks, Inc	24,961,953
255,001	*,n	Calix, Inc	11,928,947
489,197	*	Ciena Corp	28,441,914
1,277,834		Cisco Systems, Inc	70,753,669
253,084		Cognex Corp	22,881,324
465,698	*	Stratasys Ltd	9,192,878
321,601		TE Connectivity Ltd	47,426,499
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	620,617,504

TELECOMMUNICATION SERVICES - 0.4%
103,397		Cogent Communications Group, Inc	8,024,641
157,463	*	T-Mobile US, Inc	22,677,822
		TOTAL TELECOMMUNICATION SERVICES	30,702,463

TRANSPORTATION - 1.8%
463,867	*,n	Delta Air Lines, Inc	18,508,293
142,729		DSV AS	34,792,314
277,418	n	Knight-Swift Transportation Holdings, Inc	13,784,900
170,001	*	Uber Technologies, Inc	7,388,243
115,460		Union Pacific Corp	25,258,030
135,360		United Parcel Service, Inc (Class B)	25,902,490
		TOTAL TRANSPORTATION	125,634,270

UTILITIES - 1.0%
743,205		Centerpoint Energy, Inc	18,921,999
14,657		Eversource Energy	1,264,459
650,233	n	NextEra Energy, Inc	50,653,151
		TOTAL UTILITIES	70,839,609

		TOTAL COMMON STOCKS	6,991,898,735
		(Cost $3,869,140,151)

PURCHASED OPTIONS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
70,000		ViacomCBS, Inc	28,000
		TOTAL MEDIA & ENTERTAINMENT	28,000

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
32,000		Seagen, Inc	160,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	160,000

SOFTWARE & SERVICES - 0.0%
72,000		Anaplan, Inc	192,600
		TOTAL SOFTWARE & SERVICES	192,600
5

TIAA-CREF FUNDS – Growth & Income Fund

SHARES	COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
50,000	Lumentum Holdings, Inc	$75,500
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	75,500

	TOTAL PURCHASED OPTIONS	456,100
	(Cost $1,660,296)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.2%
$10,000,000		Federal Home Loan Bank (FHLB)	0.000%	08/18/21	9,999,867
		TOTAL GOVERNMENT AGENCY DEBT			9,999,867

REPURCHASE AGREEMENT - 0.1%
10,210,000	r	Fixed Income Clearing Corp (FICC)	0.020	08/02/21	10,210,000
		TOTAL REPURCHASE AGREEMENT			10,210,000

TREASURY DEBT - 0.3%
10,805,000		United States Treasury Bill	0.000	08/03/21	10,804,993
11,000,000		United States Treasury Bill	0.000	08/12/21	10,999,893
		TOTAL TREASURY DEBT			21,804,886

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
31,868,865	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		31,868,865
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			31,868,865

		TOTAL SHORT-TERM INVESTMENTS			73,883,618
		(Cost $73,883,590)
		TOTAL INVESTMENTS - 100.6%			7,066,238,453
		(Cost $3,944,684,037)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(42,556,939)
		NET ASSETS - 100.0%			$7,023,681,514
6

TIAA-CREF FUNDS – Growth & Income Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,187,543.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $10,210,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $10,414,264.

Purchased options outstanding as of July 31, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Anaplan, Inc, Call	720	$582,368	$67.50	11/19/21	$192,600
Lumentum Holdings, Inc, Call	500	311,568	92.50	09/17/21	75,500
Seagen, Inc, Call	320	285,435	175.00	12/17/21	160,000
ViacomCBS, Inc, Call	700	480,925	52.50	09/17/21	28,000
Total	2,240	$1,660,296			$456,100

Written options outstanding as of July 31, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
ACADIA Pharmaceuticals, Inc, Put	500	$(157,396)	$17.50	01/21/22	$(80,000)
Advanced Micro Devices, Inc, Call	400	(178,785)	125.00	12/17/21	(178,785)
Advanced Micro Devices, Inc, Put	400	(109,586)	85.00	12/17/21	(109,586)
Alliance Data Systems Corp, Put	206	(82,774)	75.00	12/17/21	(76,838)
Alnylam Pharmaceuticals, Inc, Put	300	(41,989)	135.00	08/20/21	(33,300)
Anaplan, Inc, Call	720	(452,313)	72.50	11/19/21	(115,200)
Anaplan, Inc, Put	720	(262,536)	50.00	11/19/21	(210,600)
Apple, Inc, Put	317	(9,816)	120.00	08/20/21	(4,121)
Apple, Inc, Put	634	(91,908)	105.00	09/17/21	(14,582)
Arcturus Therapeutics Holdings, Inc, Put	500	(652,701)	45.00	09/17/21	(747,500)
Arcturus Therapeutics Holdings, Inc, Put	500	(720,611)	50.00	09/17/21	(982,500)
Avantor, Inc, Put	1,300	(50,655)	30.00	08/20/21	(6,500)
Axsome Therapeutics, Inc, Put	670	(110,178)	45.00	09/17/21	(355,100)
Ball Corp, Put	570	(41,601)	70.00	08/20/21	(8,550)
Best Buy Co, Inc, Put	400	(35,186)	95.00	08/20/21	(4,800)
BioNTech SE, Put	236	(57,104)	155.00	08/20/21	(27,730)
Boston Beer Co, Inc, Put	100	(311,280)	620.00	12/17/21	(324,500)
Brunswick Corp, Put	470	(93,043)	70.00	12/17/21	(24,675)
Cadence Design Systems, Inc, Put	350	(100,787)	105.00	08/20/21	(8,750)
Caesars Entertainment, Inc, Put	500	(105,482)	75.00	09/17/21	(105,482)
Calix, Inc, Call	620	(35,938)	65.00	08/20/21	(7,750)
Calix, Inc, Put	1,100	(47,262)	36.00	09/17/21	(63,250)
Celanese Corp, Put	286	(36,598)	130.00	09/17/21	(74,360)
CF Industries Holdings, Inc, Call	666	(73,236)	65.00	11/19/21	(19,980)
Children’s Place, Inc, Call	444	(152,076)	130.00	09/17/21	(21,090)
Children’s Place, Inc, Call	615	(183,248)	110.00	12/17/21	(323,490)
Children’s Place, Inc, Put	444	(203,304)	70.00	09/17/21	(113,220)
Children’s Place, Inc, Put	615	(515,346)	70.00	12/17/21	(399,750)
Chipotle Mexican Grill, Inc, Put	44	(152,165)	1,100.00	09/17/21	(2,200)
Chipotle Mexican Grill, Inc, Put	44	(46,895)	1,240.00	09/17/21	(21,120)
Citigroup, Inc, Call	445	(40,479)	80.00	11/19/21	(31,150)
Citigroup, Inc, Put	445	(173,533)	57.50	01/21/22	(83,659)
Corteva, Inc, Put	800	(90,892)	38.00	09/17/21	(36,000)
Darden Restaurants, Inc, Put	350	(44,067)	115.00	08/20/21	(5,250)
7

TIAA-CREF FUNDS – Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Delta Air Lines, Inc, Call	800	$(19,172)	$48.00	08/20/21	$(5,600)
DraftKings, Inc, Put	600	(153,578)	40.00	11/19/21	(138,000)
DraftKings, Inc, Put	200	(134,372)	40.00	01/21/22	(66,000)
DuPont de Nemours, Inc, Put	310	(38,739)	67.50	10/15/21	(37,665)
DuPont de Nemours, Inc, Put	310	(64,469)	62.50	01/21/22	(51,770)
Emergent BioSolutions, Inc, Put	444	(309,895)	70.00	09/17/21	(297,480)
Enphase Energy, Inc, Put	200	(60,313)	140.00	08/20/21	(12,400)
EQT Corp, Call	1,650	(54,392)	23.00	08/20/21	(11,550)
Expedia Group, Inc, Call	320	(259,658)	210.00	10/15/21	(38,240)
Farfetch Ltd, Put	800	(78,372)	40.00	08/20/21	(46,400)
FedEx Corp, Put	86	(17,369)	230.00	10/15/21	(19,178)
FedEx Corp, Put	86	(25,711)	240.00	10/15/21	(27,950)
Generac Holdings, Inc, Put	125	(37,245)	320.00	08/20/21	(2,500)
Generac Holdings, Inc, Put	120	(70,555)	340.00	09/17/21	(23,400)
Home Depot, Inc, Call	240	(319,910)	345.00	11/19/21	(206,400)
Home Depot, Inc, Put	240	(95,511)	260.00	11/19/21	(50,640)
Horizon Therapeutics PLC, Put	500	(103,877)	75.00	08/20/21	(35,000)
Intel Corp, Put	800	(100,772)	45.00	12/17/21	(84,000)
Knight-Swift Transportation Holdings, Inc, Put	800	(64,772)	40.00	11/19/21	(34,000)
Lamb Weston Holdings, Inc, Put	666	(44,885)	60.00	09/17/21	(48,618)
Lumentum Holdings, Inc, Call	500	(138,252)	105.00	09/17/21	(10,000)
Lumentum Holdings, Inc, Put	300	(197,385)	75.00	09/17/21	(42,000)
Lumentum Holdings, Inc, Put	200	(110,268)	75.00	12/17/21	(74,000)
Micron Technology, Inc, Put	570	(88,330)	67.50	09/17/21	(41,040)
Moderna, Inc, Call	100	(157,123)	390.00	09/17/21	(200,400)
Moderna, Inc, Put	266	(38,404)	175.00	08/20/21	(1,596)
Mosaic Co, Put	1,300	(146,035)	27.00	09/17/21	(84,500)
Newell Brands, Inc, Put	1,900	(81,634)	20.00	12/17/21	(81,634)
NextEra Energy, Inc, Put	574	(86,080)	65.00	09/17/21	(11,480)
Nordstrom, Inc, Put	1,980	(167,617)	27.50	08/20/21	(51,480)
Pacific Biosciences of California, Inc, Put	1,800	(176,337)	24.00	08/20/21	(67,500)
Penn National Gaming, Inc, Put	616	(62,194)	60.00	08/06/21	(18,480)
Petco Health & Wellness Co, Inc, Put	2,000	(97,930)	17.50	09/17/21	(60,000)
PTC, Inc, Put	360	(37,067)	115.00	09/17/21	(31,500)
Seagen, Inc, Call	320	(161,511)	190.00	12/17/21	(88,000)
Seagen, Inc, Put	320	(168,439)	125.00	12/17/21	(105,600)
Shake Shack, Inc, Put	500	(233,981)	75.00	12/17/21	(146,250)
Six Flags Entertainment Corp, Put	940	(331,786)	35.00	12/17/21	(242,050)
Snap, Inc, Call	470	(85,993)	90.00	09/17/21	(44,650)
Snap, Inc, Put	800	(59,172)	50.00	08/20/21	(12,000)
Spirit AeroSystems Holdings, Inc, Put	1,000	(143,515)	37.00	10/15/21	(157,500)
Spotify Technology S.A., Put	180	(180,904)	200.00	09/17/21	(52,200)
Take-Two Interactive Software, Inc, Put	250	(49,106)	145.00	09/17/21	(28,250)
Teladoc Health, Inc, Put	286	(288,277)	125.00	10/15/21	(73,216)
Tempur Sealy International, Inc, Call	840	(35,251)	50.00	09/17/21	(29,400)
UiPath, Inc, Put	660	(26,549)	50.00	08/20/21	(11,220)
Urban Outfitters, Inc, Call	1,000	(51,975)	45.00	08/06/21	(25,000)
VF Corp, Put	570	(50,590)	65.00	08/20/21	(2,850)
ViacomCBS, Inc, Call	700	(310,073)	60.00	09/17/21	(14,700)
ViacomCBS, Inc, Put	700	(401,332)	48.00	09/17/21	(558,250)
Walgreens Boots Alliance, Inc, Put	880	(73,889)	42.50	10/15/21	(69,520)
Zimmer Biomet Holdings, Inc, Put	276	(20,414)	135.00	08/20/21	(20,700)
Total	49,166	$(11,771,750)			$(8,315,125)
8

TIAA-CREF FUNDS – Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.7%
497,009	*	General Motors Co	$28,249,992
1,005,513	*,e	Lucid Group, Inc	23,850,768
105,135	*	Tesla, Inc	72,248,772
		TOTAL AUTOMOBILES & COMPONENTS	124,349,532

CAPITAL GOODS - 3.1%
1,065,322		Carrier Global Corp	58,859,041
373,933	*	Liberty Media Acquisition Corp	3,922,557
209,140		Roper Technologies Inc	102,758,848
471,129		Safran S.A.	61,658,690
		TOTAL CAPITAL GOODS	227,199,136

COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
166,379	*	Cimpress plc	17,012,253
2,528,995	*	Clarivate Analytics plc	57,661,086
93,419	*	Driven Brands Holdings, Inc	2,972,592
1,270,774		Experian Group Ltd	55,946,847
546,694		Waste Connections, Inc	69,260,663
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	202,853,441

CONSUMER DURABLES & APPAREL - 3.1%
352,452		Essilor International S.A.	66,536,905
280,951		Nike, Inc (Class B)	47,062,102
673,493	*	Peloton Interactive, Inc	79,505,849
4,205,200		Prada S.p.A	32,950,827
		TOTAL CONSUMER DURABLES & APPAREL	226,055,683

CONSUMER SERVICES - 3.8%
43,329	*	Booking Holdings, Inc	94,381,828
2,320,880	*	Carnival Corp	50,247,052
35,718	*	Chipotle Mexican Grill, Inc (Class A)	66,558,350
217,822	*	Flutter Entertainment plc	37,200,198
672,244	*	Las Vegas Sands Corp	28,469,533
		TOTAL CONSUMER SERVICES	276,856,961

DIVERSIFIED FINANCIALS - 1.3%
212,904		Capital One Financial Corp	34,426,577
433,696	*	Ribbit LEAP Ltd	4,731,623
123,095		S&P Global, Inc	52,773,289
		TOTAL DIVERSIFIED FINANCIALS	91,931,489

FOOD & STAPLES RETAILING - 2.3%
384,918		Costco Wholesale Corp	165,406,963
		TOTAL FOOD & STAPLES RETAILING	165,406,963
9

TIAA-CREF FUNDS – Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.4%
151,534		Constellation Brands, Inc (Class A)	$33,995,138
2,603,589		Davide Campari-Milano NV	36,602,648
1,019,433		Keurig Dr Pepper, Inc	35,894,236
711,019	*	Monster Beverage Corp	67,063,312
		TOTAL FOOD, BEVERAGE & TOBACCO	173,555,334

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
469,569		Alcon, Inc	34,184,178
125,239	*	Align Technology, Inc	87,141,296
276,731		Cigna Corp	63,506,997
139,078	*	DexCom, Inc	71,696,100
130,803	*,e	GoodRx Holdings, Inc	4,194,852
266,541	*	Guardant Health, Inc	29,266,202
89,232	*	Intuitive Surgical, Inc	88,469,959
523,339	*	Oak Street Health, Inc	32,991,291
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	411,450,875

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
151,143		Estee Lauder Cos (Class A)	50,456,068
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	50,456,068

INSURANCE - 0.1%
406,605	*	Bright Health Group, Inc	4,505,183
		TOTAL INSURANCE	4,505,183

MATERIALS - 0.4%
104,525		Linde plc	32,129,940
		TOTAL MATERIALS	32,129,940

MEDIA & ENTERTAINMENT - 16.0%
152,074	*	Alphabet, Inc (Class C)	411,271,967
594,627		Comcast Corp (Class A)	34,981,906
342,327		Electronic Arts, Inc	49,281,395
994,013	*	Facebook, Inc	354,166,832
353,351	*	IAC	48,511,559
490,446	*	Match Group, Inc	78,113,334
754,500		Tencent Holdings Ltd	45,502,497
942,848	*	Twitter, Inc	65,763,648
573,669	*	Vimeo, Inc	25,700,371
272,023	*	Walt Disney Co	47,881,489
		TOTAL MEDIA & ENTERTAINMENT	1,161,174,998

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
485,825		AstraZeneca plc	55,826,089
2,211,199	*	Avantor, Inc	83,096,858
350,693	*	Horizon Therapeutics Plc	35,076,314
218,037	*	Illumina, Inc	108,091,843
33,674	*	Vertex Pharmaceuticals, Inc	6,788,005
547,545		Zoetis, Inc	110,987,371
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	399,866,480

RETAILING - 12.8%
217,943	*	Alibaba Group Holding Ltd (ADR)	42,540,294
180,645	*	Amazon.com, Inc	601,112,496
10

TIAA-CREF FUNDS – Large-Cap Growth Fund

SHARES		COMPANY	VALUE

317,037	*	ASOS plc	$16,763,943
457,035	*	CarMax, Inc	61,219,838
939,641	*,e	Coupang, Inc	34,127,761
105,333	*,e	ironSource Ltd	898,490
2,204,251	*	ironSource Ltd	17,502,247
1,008,688	*	Just Eat Takeaway.com NV (ADR)	17,762,996
59,711		Kering	53,569,051
1,161,488		TJX Companies, Inc	79,921,989
		TOTAL RETAILING	925,419,105

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
767,375		Applied Materials, Inc	107,378,784
122,214		Broadcom, Inc	59,322,676
908,060		Marvell Technology, Inc	54,946,711
656,053		NVIDIA Corp	127,923,774
371,283		QUALCOMM, Inc	55,618,193
470,317		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	54,857,775
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	460,047,913

SOFTWARE & SERVICES - 23.9%
21,999	*,g	Adyen NV	59,618,369
239,610	*	DocuSign, Inc	71,413,364
246,091		Intuit, Inc	130,420,847
1,704,400		Microsoft Corp	485,600,604
909,299	*	PayPal Holdings, Inc	250,539,154
253,976	*	Qualtrics International, Inc	10,598,419
975,154	*	salesforce.com, Inc	235,919,007
147,495	*	ServiceNow, Inc	86,710,836
152,224	*	Synopsys, Inc	43,838,990
133,358	*	Twilio, Inc	49,821,215
467,845	*,e	UiPath, Inc	29,268,383
1,126,075		Visa, Inc (Class A)	277,453,619
		TOTAL SOFTWARE & SERVICES	1,731,202,807

TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
1,797,990		Apple, Inc	262,254,821
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	262,254,821

TELECOMMUNICATION SERVICES - 1.3%
672,134	g	Cellnex Telecom SAU	43,834,295
354,491	*	T-Mobile US, Inc	51,053,794
		TOTAL TELECOMMUNICATION SERVICES	94,888,089

TRANSPORTATION - 2.4%
2,027,553	*	Uber Technologies, Inc	88,117,453
381,683		Union Pacific Corp	83,496,973
		TOTAL TRANSPORTATION	171,614,426

		TOTAL COMMON STOCKS	7,193,219,244
		(Cost $3,944,444,270)

RIGHTS / WARRANTS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
208,912		Lucid Group, Inc	2,354,438
		TOTAL AUTOMOBILES & COMPONENTS	2,354,438

		TOTAL RIGHTS / WARRANTS	2,354,438
		(Cost $981,594)
11

TIAA-CREF FUNDS – Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.0%
$335,000		Federal Home Loan Bank (FHLB)	0.000%	08/06/21	$334,999
		TOTAL GOVERNMENT AGENCY DEBT			334,999

REPURCHASE AGREEMENT - 0.0%
3,260,000	r	Fixed Income Clearing Corp (FICC)	0.020	08/02/21	3,260,000
		TOTAL REPURCHASE AGREEMENT			3,260,000

TREASURY DEBT - 0.3%
5,000,000		United States Treasury Bill	0.000	08/03/21	4,999,997
11,031,000		United States Treasury Bill	0.000	08/05/21	11,030,972
		TOTAL TREASURY DEBT			16,030,969

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
52,620,482	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		52,620,482
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			52,620,482

		TOTAL SHORT-TERM INVESTMENTS			72,246,450
		(Cost $72,246,415)
		TOTAL INVESTMENTS - 100.2%			7,267,820,132
		(Cost $4,017,672,279)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(18,051,547)
		NET ASSETS - 100.0%			$7,249,768,585

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $76,548,385.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $103,452,664 or 1.4% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $3,260,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $3,325,281.
12

TIAA-CREF FUNDS – Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.8%
760,593	*	General Motors Co	$43,232,106
		TOTAL AUTOMOBILES & COMPONENTS	43,232,106

BANKS - 12.3%
4,300,302		Bank of America Corp	164,959,585
1,199,160		Citigroup, Inc	81,087,199
1,443,597		JPMorgan Chase & Co	219,109,153
362,232		PNC Financial Services Group, Inc	66,074,739
1,109,137		US Bancorp	61,601,469
2,239,019		Wells Fargo & Co	102,860,533
		TOTAL BANKS	695,692,678

CAPITAL GOODS - 13.1%
165,238		Allegion plc	22,571,511
177,634	*	Boeing Co	40,230,548
179,385		Caterpillar, Inc	37,087,849
187,517		Deere & Co	67,804,272
420,196		Dover Corp	70,223,156
424,441		Eaton Corp	67,082,900
528,825		Honeywell International, Inc	123,633,997
884,526		Masco Corp	52,815,047
236,607		Parker-Hannifin Corp	73,828,482
905,189		Raytheon Technologies Corp	78,706,184
155,783		Stanley Black & Decker, Inc	30,697,040
377,418		Trane Technologies plc	76,846,079
		TOTAL CAPITAL GOODS	741,527,065

CONSUMER DURABLES & APPAREL - 1.1%
12,044	*	NVR, Inc	62,900,994
		TOTAL CONSUMER DURABLES & APPAREL	62,900,994

CONSUMER SERVICES - 3.0%
14,209	*	Booking Holdings, Inc	30,950,896
562,295	*	Hilton Worldwide Holdings, Inc	73,913,678
275,456		McDonald’s Corp	66,855,926
		TOTAL CONSUMER SERVICES	171,720,500

DIVERSIFIED FINANCIALS - 6.1%
489,973		American Express Co	83,555,096
306,665	*	Berkshire Hathaway, Inc (Class B)	85,341,803
73,304		BlackRock, Inc	63,567,029
299,119		Goldman Sachs Group, Inc	112,133,731
		TOTAL DIVERSIFIED FINANCIALS	344,597,659
13

TIAA-CREF FUNDS – Large-Cap Value Fund

SHARES		COMPANY	VALUE

ENERGY - 4.2%
908,224		Chevron Corp	$92,466,285
1,084,301		ConocoPhillips	60,785,914
345,239		EOG Resources, Inc	25,154,113
549,389		Exxon Mobil Corp	31,628,325
376,444		Valero Energy Corp	25,210,455
		TOTAL ENERGY	235,245,092

FOOD & STAPLES RETAILING - 1.4%
564,371		Walmart, Inc	80,451,086
		TOTAL FOOD & STAPLES RETAILING	80,451,086

FOOD, BEVERAGE & TOBACCO - 0.9%
769,655		Mondelez International, Inc	48,688,375
		TOTAL FOOD, BEVERAGE & TOBACCO	48,688,375

HEALTH CARE EQUIPMENT & SERVICES - 10.0%
226,533		Anthem, Inc	86,990,937
350,616		Cigna Corp	80,462,866
274,945		HCA Healthcare, Inc	68,241,349
692,249		Medtronic plc	90,899,216
399,720		UnitedHealth Group, Inc	164,772,578
443,518		Zimmer Biomet Holdings, Inc	72,479,712
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	563,846,658

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
323,258		Procter & Gamble Co	45,976,985
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	45,976,985

INSURANCE - 4.7%
1,335,422		American International Group, Inc	63,232,232
530,554		Chubb Ltd	89,525,682
447,099		Marsh & McLennan Cos, Inc	65,821,915
477,743		Prudential Financial, Inc	47,908,068
		TOTAL INSURANCE	266,487,897

MATERIALS - 4.5%
307,720		Ball Corp	24,888,393
679,109		Crown Holdings, Inc	67,747,914
516,239		DuPont de Nemours, Inc	38,743,737
99,835		Linde plc	30,688,281
387,836		PPG Industries, Inc	63,418,943
172,606		Reliance Steel & Aluminum Co	27,125,033
		TOTAL MATERIALS	252,612,301

MEDIA & ENTERTAINMENT - 8.2%
44,871	*	Alphabet, Inc (Class C)	121,350,030
75,814	*	Charter Communications, Inc	56,409,407
2,729,865		Comcast Corp (Class A)	160,597,958
696,055	*	Walt Disney Co	122,519,601
		TOTAL MEDIA & ENTERTAINMENT	460,876,996

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
48,941		Amgen, Inc	11,821,209
1,197,229		Bristol-Myers Squibb Co	81,255,932
1,036,560		Johnson & Johnson	178,495,632
14

TIAA-CREF FUNDS – Large-Cap Value Fund

SHARES		COMPANY	VALUE

706,403		Merck & Co, Inc	$54,301,199
1,165,215		Pfizer, Inc	49,882,854
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	375,756,826

REAL ESTATE - 1.0%
458,845		Prologis, Inc	58,750,514
		TOTAL REAL ESTATE	58,750,514

RETAILING - 1.0%
179,980		Home Depot, Inc	59,067,636
		TOTAL RETAILING	59,067,636

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
342,787		Analog Devices, Inc	57,389,400
456,316		Applied Materials, Inc	63,852,298
948,621		Intel Corp	50,959,920
45,120		Lam Research Corp	28,759,939
744,777	*	Micron Technology, Inc	57,779,800
303,180		NXP Semiconductors NV	62,573,320
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	321,314,677

SOFTWARE & SERVICES - 4.2%
248,759		Accenture plc	79,025,759
467,722	*	Fiserv, Inc	53,839,479
316,444		Microsoft Corp	90,158,060
163,105		Oracle Corp	14,212,970
		TOTAL SOFTWARE & SERVICES	237,236,268

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
1,588,082		Cisco Systems, Inc	87,932,100
642,466		TE Connectivity Ltd	94,744,461
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	182,676,561

TELECOMMUNICATION SERVICES - 1.5%
417,584	*	T-Mobile US, Inc	60,140,448
424,984		Verizon Communications, Inc	23,705,607
		TOTAL TELECOMMUNICATION SERVICES	83,846,055

TRANSPORTATION - 2.8%
1,247,855		CSX Corp	40,330,674
413,344		Union Pacific Corp	90,423,133
155,860		United Parcel Service, Inc (Class B)	29,825,370
		TOTAL TRANSPORTATION	160,579,177

UTILITIES - 2.7%
509,330		American Electric Power Co, Inc	44,882,160
1,836,258		Centerpoint Energy, Inc	46,751,129
445,665		Entergy Corp	45,867,842
169,875		NextEra Energy, Inc	13,233,262
		TOTAL UTILITIES	150,734,393

		TOTAL COMMON STOCKS	5,643,818,499
		(Cost $3,596,519,593)
15

TIAA-CREF FUNDS – Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENT - 0.4%
$21,815,000	r	Fixed Income Clearing Corp (FICC)	0.020%	08/02/21	$21,815,000
		TOTAL REPURCHASE AGREEMENT			21,815,000

TREASURY DEBT - 0.1%
5,523,000		United States Treasury Bill	0.000	08/05/21	5,522,986
		TOTAL TREASURY DEBT			5,522,986

		TOTAL SHORT-TERM INVESTMENTS			27,337,986
		(Cost $27,337,975)
		TOTAL INVESTMENTS - 100.3%			5,671,156,485
		(Cost $3,623,857,568)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(14,603,097)
		NET ASSETS - 100.0%			$5,656,553,388

	*	Non-income producing
	r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $21,815,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $22,251,404.
16

TIAA-CREF FUNDS – Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 0.7%
85,553	*	Aptiv plc	$14,274,518
		TOTAL AUTOMOBILES & COMPONENTS	14,274,518

CAPITAL GOODS - 4.0%
65,064		Ametek, Inc	9,047,149
448,950		Carrier Global Corp	24,804,488
93,601	*	Liberty Media Acquisition Corp	981,874
211,518		Spirit Aerosystems Holdings, Inc (Class A)	9,139,693
33,083	*	Teledyne Technologies, Inc	14,978,990
29,853	*	TransDigm Group, Inc	19,138,460
		TOTAL CAPITAL GOODS	78,090,654

COMMERCIAL & PROFESSIONAL SERVICES - 6.8%
448,711	*	ACV Auctions, Inc	10,392,147
138,053	*	Cimpress plc	14,115,919
925,170	*	Clarivate Analytics plc	21,093,876
249,158	*	Driven Brands Holdings, Inc	7,928,208
457,262		Experian Group Ltd	20,131,327
1,286,842	*	First Advantage Corp	25,234,972
193,883	*	Stericycle, Inc	13,678,446
171,234		Waste Connections, Inc	21,693,635
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	134,268,530

CONSUMER DURABLES & APPAREL - 7.2%
214,199	*	Capri Holdings Ltd	12,061,546
85,075		Garmin Ltd	13,373,790
400,768	*	Peloton Interactive, Inc	47,310,662
1,413,000		Prada S.p.A	11,071,892
435,863		Tempur Sealy International, Inc	18,859,792
1,273,895	*	Traeger, Inc	28,293,208
625,296	*	Under Armour, Inc (Class C)	10,955,186
		TOTAL CONSUMER DURABLES & APPAREL	141,926,076

CONSUMER SERVICES - 5.0%
13,526	*	Chipotle Mexican Grill, Inc (Class A)	25,204,890
342,711	*	Entain PLC	8,641,899
83,240	*	Expedia Group, Inc	13,390,819
50,662	*	Flutter Entertainment plc	8,652,186
857,360	*	Mister Car Wash, Inc	17,867,383
204,559	*	Royal Caribbean Cruises Ltd	15,724,450
94,908	*	Shake Shack, Inc	9,542,050
		TOTAL CONSUMER SERVICES	99,023,677

DIVERSIFIED FINANCIALS - 2.6%
147,673		Discover Financial Services	18,358,708
285,863		Jefferies Financial Group, Inc	9,487,793
17

TIAA-CREF FUNDS – Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

142,414		Tradeweb Markets, Inc	$12,351,566
164,378		Voya Financial, Inc	10,585,943
		TOTAL DIVERSIFIED FINANCIALS	50,784,010

FOOD, BEVERAGE & TOBACCO - 3.6%
100,918	*,e	Beyond Meat, Inc	12,382,638
1,343,914		Davide Campari-Milano NV	18,893,463
234,527		Fevertree Drinks plc	7,794,486
79,637	*	Freshpet, Inc	11,662,839
99,890	*	Monster Beverage Corp	9,421,625
578,319	*	Oatly Group AB (ADR)	10,265,162
		TOTAL FOOD, BEVERAGE & TOBACCO	70,420,213

HEALTH CARE EQUIPMENT & SERVICES - 11.7%
62,384	*	Align Technology, Inc	43,406,787
87,267	*	DexCom, Inc	44,987,011
262,715	*,e	Figs, Inc	9,562,826
258,010	*,e	GoodRx Holdings, Inc	8,274,381
105,775	*	Guardant Health, Inc	11,614,095
93,268	*	Molina Healthcare, Inc	25,463,097
54,482	*	Nevro Corp	8,444,710
283,995	*	Oak Street Health, Inc	17,903,045
115,813	*	Veeva Systems, Inc	38,532,143
54,131		West Pharmaceutical Services, Inc	22,287,356
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	230,475,451

INSURANCE - 1.6%
437,645	*	Bright Health Group, Inc	4,849,106
874,776	*,e	Root, Inc	6,674,541
174,234	*	Trupanion, Inc	20,040,395
		TOTAL INSURANCE	31,564,042

MATERIALS - 0.9%
609,598	*	Axalta Coating Systems Ltd	18,348,900
		TOTAL MATERIALS	18,348,900

MEDIA & ENTERTAINMENT - 6.8%
65,957	*	Bilibili, Inc (ADR)	5,644,600
129,296	*	IAC	17,751,048
66,104	*	Liberty Broadband Corp (Class C)	11,732,799
239,542	*	Match Group, Inc	38,151,854
355,143		News Corp (Class A)	8,747,172
66,722	*	Take-Two Interactive Software, Inc	11,570,929
409,243	*	Twitter, Inc	28,544,699
257,167	*	Vimeo, Inc	11,521,082
		TOTAL MEDIA & ENTERTAINMENT	133,664,183

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
73,016	*	10X Genomics, Inc	13,378,722
783,240	*	Avantor, Inc	29,434,159
73,211	*	BioMarin Pharmaceutical, Inc	5,617,480
515,162	*	Elanco Animal Health, Inc	18,787,958
84,274	*	Exact Sciences Corp	9,088,108
247,866	*	Horizon Therapeutics Plc	24,791,557
164,782	*,e	Sana Biotechnology, Inc	2,684,299
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	103,782,283
18

TIAA-CREF FUNDS – Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.9%
141,902		Simon Property Group, Inc	$17,953,441
		TOTAL REAL ESTATE	17,953,441

RETAILING - 8.4%
490,263	*,g	Allegro.eu S.A.	8,411,780
124,534	*	ASOS plc	6,584,975
57,546	*	Burlington Stores, Inc	19,266,401
166,302	*	CarMax, Inc	22,276,153
116,920	*	Dollar Tree, Inc	11,667,447
262,298	*	Farfetch Ltd	13,146,376
45,703	*	Five Below, Inc	8,885,577
477,131		Gap, Inc	13,917,911
164,672	*	Groupon, Inc	5,989,121
119,208	*,e	ironSource Ltd	1,016,844
584,584	*	ironSource Ltd	4,641,728
568,105	*	Just Eat Takeaway.com NV (ADR)	10,004,329
487,880	*	Petco Health & Wellness Co, Inc	10,064,964
1,360,850	*	THG Holdings Ltd	11,075,217
196,434	*	Trip.com Group Ltd (ADR)	5,093,534
256,737	*	Vipshop Holdings Ltd (ADR)	4,269,536
237,142	*,e	Vroom, Inc	8,783,740
		TOTAL RETAILING	165,095,633

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
140,686		Entegris, Inc	16,972,359
487,918		Marvell Technology, Inc	29,523,918
105,776		MKS Instruments, Inc	16,547,598
70,592		Monolithic Power Systems, Inc	31,714,162
137,528		NXP Semiconductors NV	28,384,404
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	123,142,441

SOFTWARE & SERVICES - 22.9%
8,785	*,g	Adyen NV	23,807,781
451,119	*	Anaplan, Inc	25,804,007
173,885		Aveva Group plc	9,487,532
175,500	*	Black Knight, Inc	14,533,155
383,842	*	Clear Secure, Inc	18,973,310
141,175	*	DocuSign, Inc	42,075,797
30,497	*	Fair Isaac Corp	15,977,683
57,516	*	HubSpot, Inc	34,280,686
638,099	*,e	Marqeta, Inc	17,120,196
60,303	*	Monday.com Ltd	13,344,451
58,683	*	MongoDB, Inc	21,062,502
221,032	*	nCino, Inc	14,051,004
113,596	*	Paylocity Holding Corp	23,566,626
404,724	*	Paymentus Holdings, Inc	11,736,996
241,155	*	Qualtrics International, Inc	10,063,398
1,987,812	*	Sabre Corp	23,436,304
333,083	*	SentinelOne, Inc	16,424,323
134,779	*	Synopsys, Inc	38,815,004
70,610	*	Twilio, Inc	26,379,190
138,500	*,e	UiPath, Inc	8,664,560
72,260	*	Wix.com Ltd	21,579,727
19

TIAA-CREF FUNDS – Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

148,289	*	Zendesk, Inc	$19,356,163
		TOTAL SOFTWARE & SERVICES	450,540,395

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
51,184	*	Arista Networks, Inc	19,469,882
227,823		Cognex Corp	20,597,477
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	40,067,359

TELECOMMUNICATION SERVICES - 0.6%
169,709	g	Cellnex Telecom SAU	11,067,844
		TOTAL TELECOMMUNICATION SERVICES	11,067,844

TRANSPORTATION - 1.2%
268,544	*,e	Hertz Global Holdings, Inc	5,035,200
349,916	*	Lyft, Inc (Class A)	19,357,353
		TOTAL TRANSPORTATION	24,392,553

		TOTAL COMMON STOCKS	1,938,882,203
		(Cost $1,351,707,876)

RIGHTS / WARRANTS - 0.1%

TRANSPORTATION - 0.1%
169,870		Hertz Global Holdings, Inc	1,333,479
		TOTAL TRANSPORTATION	1,333,479

		TOTAL RIGHTS / WARRANTS	1,333,479
		(Cost $2,029,946)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.5%

TREASURY DEBT - 1.4%
$28,331,000		United States Treasury Bill	0.000%	08/03/21	28,330,983
		TOTAL TREASURY DEBT			28,330,983

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
22,131,054	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		22,131,054
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			22,131,054

		TOTAL SHORT-TERM INVESTMENTS			50,462,037
		(Cost $50,462,018)
		TOTAL INVESTMENTS - 101.0%			1,990,677,719
		(Cost $1,404,199,840)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(20,511,360)
		NET ASSETS - 100.0%			$1,970,166,359

20

TIAA-CREF FUNDS – Mid-Cap Growth Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $47,689,066.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $43,287,405 or 2.2% of net assets.
21

TIAA-CREF FUNDS – Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 4.3%
580,600	*	Adient plc	$24,460,678
214,183	*	Aptiv plc	35,736,433
1,450,448	*	Ford Motor Co	20,233,750
279,930	*	General Motors Co	15,911,221
		TOTAL AUTOMOBILES & COMPONENTS	96,342,082

BANKS - 6.2%
303,395		East West Bancorp, Inc	21,586,554
660,997		Fifth Third Bancorp	23,987,581
1,886,026		Huntington Bancshares, Inc	26,555,246
105,728		Signature Bank	23,997,084
19,690	*	SVB Financial Group	10,828,713
344,340		Western Alliance Bancorp	31,961,639
		TOTAL BANKS	138,916,817

CAPITAL GOODS - 16.6%
150,428		AGCO Corp	19,873,043
441,706		Air Lease Corp	18,710,666
751,470		Carrier Global Corp	41,518,717
268,503		Crane Co	26,106,547
158,819		Eaton Corp	25,101,343
776,749	*	Howmet Aerospace, Inc	25,492,902
143,132		Hubbell, Inc	28,692,241
455,659		Johnson Controls International plc	32,543,166
179,412		Owens Corning, Inc	17,252,258
184,252		Stanley Black & Decker, Inc	36,306,856
411,663		Terex Corp	19,726,891
954,799		Vertiv Holdings Co	26,772,564
335,306		Wabtec Corp	28,457,420
213,577	*	WESCO International, Inc	22,735,272
		TOTAL CAPITAL GOODS	369,289,886

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
337,894		Republic Services, Inc	39,993,134
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	39,993,134

CONSUMER DURABLES & APPAREL - 5.2%
386,567	*	Capri Holdings Ltd	21,767,588
269,114		Kontoor Brands, Inc	14,903,533
139,747	*	Mohawk Industries, Inc	27,236,690
982,838		Newell Brands Inc	24,325,241
127,463		Whirlpool Corp	28,238,153
		TOTAL CONSUMER DURABLES & APPAREL	116,471,205

CONSUMER SERVICES - 3.5%
333,665		Travel & Leisure Co	17,283,847
22

TIAA-CREF FUNDS – Mid-Cap Value Fund

SHARES		COMPANY	VALUE

336,241		Wyndham Hotels & Resorts, Inc	$24,229,527
281,690		Yum! Brands, Inc	37,011,249
		TOTAL CONSUMER SERVICES	78,524,623

DIVERSIFIED FINANCIALS - 8.5%
1,799,345		AGNC Investment Corp	28,555,605
805,792		Ally Financial, Inc	41,385,477
123,573		Ameriprise Financial, Inc	31,827,462
218,471		Discover Financial Services	27,160,315
715,274		Synchrony Financial	33,632,183
431,604		Voya Financial, Inc	27,795,298
		TOTAL DIVERSIFIED FINANCIALS	190,356,340

ENERGY - 2.6%
203,424		Pioneer Natural Resources Co	29,571,747
437,334		Valero Energy Corp	29,288,258
		TOTAL ENERGY	58,860,005

FOOD, BEVERAGE & TOBACCO - 1.3%
391,897		Tyson Foods, Inc (Class A)	28,004,960
		TOTAL FOOD, BEVERAGE & TOBACCO	28,004,960

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
531,073	*	Centene Corp	36,436,919
437,929	*	Envista Holdings Corp	18,865,981
136,825	*	Molina Healthcare, Inc	37,354,593
217,179		Zimmer Biomet Holdings, Inc	35,491,392
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	128,148,885

INSURANCE - 2.9%
884,874	*	BRP Group, Inc	24,121,665
404,427		Prudential Financial, Inc	40,555,940
		TOTAL INSURANCE	64,677,605

MATERIALS - 7.9%
943,711	*	Axalta Coating Systems Ltd	28,405,701
374,545		CF Industries Holdings, Inc	17,697,251
136,653		DuPont de Nemours, Inc	10,255,808
911,593		Freeport-McMoRan, Inc (Class B)	34,731,693
275,853		International Flavors & Fragrances, Inc	41,554,496
352,794		Newmont Goldcorp Corp	22,162,519
355,071		Nutrien Ltd	21,091,218
		TOTAL MATERIALS	175,898,686

MEDIA & ENTERTAINMENT - 0.7%
214,772	*	Twitter, Inc	14,980,347
		TOTAL MEDIA & ENTERTAINMENT	14,980,347

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.7%
135,313	*	IQVIA Holdings, Inc	33,517,030
136,891	*	Jazz Pharmaceuticals plc	23,205,762
141,485	*	United Therapeutics Corp	25,740,366
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82,463,158
23

TIAA-CREF FUNDS – Mid-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 9.9%
44,748		Essex Property Trust, Inc	$14,681,819
624,843		Invitation Homes, Inc	25,418,613
653,555		MGM Growth Properties LLC	24,704,379
521,108		Omega Healthcare Investors, Inc	18,905,798
428,609		Regency Centers Corp	28,035,315
482,190		Rexford Industrial Realty, Inc	29,664,329
37,388		SBA Communications Corp	12,748,934
191,100		Simon Property Group, Inc	24,177,972
135,835		Sun Communities, Inc	26,638,602
281,886		UDR, Inc	15,500,911
		TOTAL REAL ESTATE	220,476,672

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
32,514		Lam Research Corp	20,724,749
445,998		Marvell Technology, Inc	26,987,339
77,410		MKS Instruments, Inc	12,110,020
103,636		NXP Semiconductors NV	21,389,434
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	81,211,542

SOFTWARE & SERVICES - 2.0%
147,586	*	j2 Global, Inc	20,849,474
79,637	*	Synopsys, Inc	22,934,660
		TOTAL SOFTWARE & SERVICES	43,784,134

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
360,391	*	Ciena Corp	20,953,133
1,174,673		Hewlett Packard Enterprise Co	17,032,758
794,480		Vontier Corp	25,701,428
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	63,687,319

TRANSPORTATION - 2.6%
240,659	*	Delta Air Lines, Inc	9,602,294
1,574,691	*	JetBlue Airways Corp	23,289,680
226,454		TFI International, Inc	25,367,377
		TOTAL TRANSPORTATION	58,259,351

UTILITIES - 7.7%
700,400		Alliant Energy Corp	40,994,412
317,287		American Electric Power Co, Inc	27,959,330
396,746		Brookfield Renewable Corp	16,837,900
858,693		Centerpoint Energy, Inc	21,862,324
449,507		Evergy, Inc	29,316,847
457,873		Exelon Corp	21,428,456
99,806		Sempra Energy	13,039,654
		TOTAL UTILITIES	171,438,923

		TOTAL COMMON STOCKS	2,221,785,674
		(Cost $1,690,504,233)
24

TIAA-CREF FUNDS – Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENT - 0.1%
$1,695,000	r	Fixed Income Clearing Corp (FICC)	0.020%	08/02/21	$1,695,000
		TOTAL REPURCHASE AGREEMENT			1,695,000

		TOTAL SHORT-TERM INVESTMENTS			1,695,000
		(Cost $1,695,000)
		TOTAL INVESTMENTS - 99.7%			2,223,480,674
		(Cost $1,692,199,233)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			6,281,818
		NET ASSETS - 100.0%			$2,229,762,492

	*	Non-income producing
	r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $1,695,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $1,728,973.
25

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.3%
151,520	*	Adient plc	$6,383,538
78,050	*	Gentherm, Inc	6,472,686
107,490	*	Goodyear Tire & Rubber Co	1,688,668
344,360	*	Modine Manufacturing Co	5,761,143
39,350		Patrick Industries, Inc	3,251,490
59,670		Standard Motor Products, Inc	2,491,819
106,510	*	Stoneridge, Inc	3,083,465
491,310	*	Tenneco, Inc	8,553,707
		TOTAL AUTOMOBILES & COMPONENTS	37,686,516

BANKS - 8.8%
56,140		Amalgamated Financial Corp	862,310
82,190		Bank of NT Butterfield & Son Ltd	2,723,777
89,260		Banner Corp	4,734,350
195,060		Cathay General Bancorp	7,386,922
160,760		Central Pacific Financial Corp	4,115,456
138,353		ConnectOne Bancorp, Inc	3,638,684
179,920	*	Customers Bancorp, Inc	6,516,702
300,570		Essent Group Ltd	13,576,747
69,350		Federal Agricultural Mortgage Corp (FAMC)	6,761,625
57,778		First Bancorp	2,311,120
223,010		First Financial Bancorp	5,017,725
159,230		First Merchants Corp	6,485,438
193,620		Flagstar Bancorp, Inc	8,860,051
208,560		Glacier Bancorp, Inc	10,753,354
176,296		Great Western Bancorp, Inc	5,429,917
131,160		Heartland Financial USA, Inc	5,983,519
200,190		Heritage Commerce Corp	2,170,060
336,737		Hilltop Holdings, Inc	10,667,828
54,890		HomeStreet, Inc	2,069,902
148,770		Horizon Bancorp	2,485,947
84,409		Independent Bank Corp	1,775,121
100,000		Independent Bank Group, Inc	6,970,000
454,080		Investors Bancorp, Inc	6,275,386
132,040		Lakeland Bancorp, Inc	2,161,495
190,080		National Bank Holdings Corp	6,740,237
288,520	*	NMI Holdings, Inc	6,353,210
274,210		OceanFirst Financial Corp	5,347,095
446,060		OFG Bancorp	10,303,986
279,080		Pacific Premier Bancorp, Inc	10,599,458
57,270		Peapack Gladstone Financial Corp	1,844,667
69,180		PennyMac Financial Services, Inc	4,350,730
166,430		Premier Financial Corp	4,456,995
54,765		QCR Holdings, Inc	2,688,414
698,600		Radian Group, Inc	15,774,388
216,120		Simmons First National Corp (Class A)	5,882,786
26

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

179,610	*	The Bancorp, Inc	$4,197,486
168,720		Towne Bank	5,029,543
163,180	*	Tristate Capital Holdings, Inc	3,314,186
560,892		United Community Banks, Inc	16,159,298
116,720		Walker & Dunlop, Inc	12,078,186
238,210		WesBanco, Inc	7,689,419
173,270		WSFS Financial Corp	7,585,761
		TOTAL BANKS	260,129,281

CAPITAL GOODS - 10.2%
148,070	*	AAR Corp	5,294,983
73,834		Advanced Drainage Systems, Inc	9,014,393
67,900	*	Aerovironment, Inc	6,864,690
42,440		Altra Industrial Motion Corp	2,660,139
250,050	*,g	API Group Corp	5,731,146
111,050		Applied Industrial Technologies, Inc	9,961,185
67,450		Astec Industries, Inc	4,135,359
159,953	*	Atkore International Group, Inc	12,014,070
312,662	*,e	Bloom Energy Corp	6,816,032
143,680		Boise Cascade Co	7,349,232
181,608	*	Builders FirstSource, Inc	8,081,556
17,800	*	Chart Industries, Inc	2,767,010
116,880		Columbus McKinnon Corp	5,423,232
231,020		Comfort Systems USA, Inc	17,268,745
112,890	*	Construction Partners Inc	3,790,846
399,950	*	Cornerstone Building Brands, Inc	6,727,159
52,319		CSW Industrials, Inc	6,188,815
85,276		EMCOR Group, Inc	10,387,470
55,515		EnPro Industries, Inc	5,169,557
302,430		Federal Signal Corp	11,979,252
76,310		Franklin Electric Co, Inc	6,239,106
390,400		GrafTech International Ltd	4,438,848
138,510		Hillenbrand, Inc	6,274,503
23,680	*	Mastec, Inc	2,397,126
75,210		McGrath RentCorp	5,897,968
185,570	*	Meritor, Inc	4,514,918
94,640		Moog, Inc (Class A)	7,369,617
307,660	*	MRC Global, Inc	2,821,242
124,620		Mueller Industries, Inc	5,408,508
244,940		Primoris Services Corp	7,323,706
54,998	*	RBC Bearings, Inc	12,924,530
299,950	*	Resideo Technologies, Inc	8,848,525
322,564	d	Rexnord Corp	18,170,030
171,650		Rush Enterprises, Inc (Class A)	8,065,833
38,050		Shyft Group, Inc	1,500,692
101,420		Simpson Manufacturing Co, Inc	11,407,722
33,900	*	SiteOne Landscape Supply, Inc	5,925,042
57,840	*	Sunrun, Inc	3,063,785
155,500		Terex Corp	7,451,560
105,130	*	Titan Machinery, Inc	2,999,359
113,240		Triton International Ltd	5,977,940
477,120	*	WillScot Mobile Mini Holdings Corp	13,698,115
		TOTAL CAPITAL GOODS	300,343,546

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
175,090		ABM Industries, Inc	8,139,934
27

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

153,520		Brady Corp (Class A)	$8,394,474
98,812		Exponent, Inc	10,581,777
74,950	*	Franklin Covey Co	2,742,420
165,270		Healthcare Services Group	4,313,547
195,030		HNI Corp	7,274,619
66,673		ICF International, Inc	6,105,247
385,070		KBR, Inc	14,902,209
95,440		Kforce, Inc	5,958,319
117,224		Mantech International Corp (Class A)	10,252,411
193,128	*	TriNet Group, Inc	16,025,761
404,500	*	Upwork, Inc	20,949,055
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	115,639,773

CONSUMER DURABLES & APPAREL - 3.1%
175,510	*	Beazer Homes USA, Inc	3,204,813
323,670	*	Callaway Golf Co	10,253,866
150,730	*	Crocs, Inc	20,470,641
15,000	*	Deckers Outdoor Corp	6,162,750
25,260		Johnson Outdoors, Inc	2,990,026
255,310	*	Purple Innovation, Inc	6,724,866
176,652	*	Skyline Champion Corp	9,963,173
102,280		Smith & Wesson Brands, Inc	2,398,466
434,590	*	Sonos, Inc	14,506,614
124,270	*	Taylor Morrison Home Corp	3,332,921
128,270	*	Vista Outdoor, Inc	5,180,825
57,160	*	YETI Holdings, Inc	5,506,223
		TOTAL CONSUMER DURABLES & APPAREL	90,695,184

CONSUMER SERVICES - 3.9%
12,340	*	Biglari Holdings, Inc (B Shares)	2,029,313
300,390	*	Bloomin’ Brands, Inc	7,548,801
38,760	*	Bluegreen Vacations Holding Corp	670,936
118,760		Carriage Services, Inc	4,415,497
332,210	*	Carrols Restaurant Group, Inc	1,631,151
20,944	*	Chuy’s Holdings, Inc	691,152
149,960	*	Everi Holdings, Inc	3,402,592
53,800	*	Golden Entertainment, Inc	2,448,438
195,940	*	Hilton Grand Vacations, Inc	7,968,880
1,103,300	*	Houghton Mifflin Harcourt Co	12,489,356
488,520	*	International Game Technology plc	9,159,750
75,850		Jack in the Box, Inc	8,257,031
612,190	*	Laureate Education, Inc	9,066,534
240,540	*	Noodles & Co	2,872,048
63,710		Papa John’s International, Inc	7,270,585
4,119	*	Perdoceo Education Corp	48,851
292,360	*	Red Rock Resorts, Inc	11,518,984
137,320	*	SeaWorld Entertainment, Inc	6,510,341
130,320	*	Stride, Inc	3,995,611
149,100		Texas Roadhouse, Inc (Class A)	13,742,547
		TOTAL CONSUMER SERVICES	115,738,398

DIVERSIFIED FINANCIALS - 3.0%
272,730		Artisan Partners Asset Management, Inc	13,115,586
1,707,390		BGC Partners, Inc (Class A)	9,134,536
241,650	*	Blucora, Inc	4,074,219
184,570		Brightsphere Investment Group, Inc	4,612,404
227,000	e	Cowen Group, Inc	9,075,460
28

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

255,473	*	Enova International, Inc	$8,453,602
349,140		Federated Investors, Inc (Class B)	11,326,102
176,250	*	Green Dot Corp	8,119,837
32,810		Hamilton Lane, Inc	3,051,330
69,680		Piper Jaffray Cos	8,549,039
123,144		Stifel Financial Corp	8,194,002
		TOTAL DIVERSIFIED FINANCIALS	87,706,117

ENERGY - 3.8%
619,940	*	Antero Resources Corp	8,431,184
348,456		Berry Petroleum Co LLC	1,933,931
187,920		Brigham Minerals, Inc	3,690,749
94,300	*	California Resources Corp	2,650,773
522,500	*	ChampionX Corp	12,142,900
425,030		Delek US Holdings, Inc	7,387,021
66,100	*	Denbury, Inc	4,343,431
268,630	*	Green Plains Inc	9,498,757
172,280	*	Liberty Oilfield Services, Inc	1,755,533
1,396,565	*	NexTier Oilfield Solutions, Inc	5,334,878
45,400		Oasis Petroleum, Inc	4,163,634
188,340	*	Oceaneering International, Inc	2,497,388
158,300		Ovintiv, Inc	4,061,978
441,609	*	Par Pacific Holdings, Inc	7,233,555
671,710	*	PBF Energy, Inc	6,159,581
319,610		PDC Energy, Inc	12,640,576
734,820	*	ProPetro Holding Corp	5,547,891
21,479	*	Renewable Energy Group, Inc	1,315,589
1,399,100	*,e	Tellurian, Inc	5,274,607
123,900	*	Whiting Petroleum Corp	5,810,910
		TOTAL ENERGY	111,874,866

FOOD & STAPLES RETAILING - 1.4%
162,008		Andersons, Inc	4,325,613
475,611	*	BJ’s Wholesale Club Holdings, Inc	24,084,941
293,380	*	Performance Food Group Co	13,442,672
		TOTAL FOOD & STAPLES RETAILING	41,853,226

FOOD, BEVERAGE & TOBACCO - 1.8%
81,842		Calavo Growers, Inc	4,610,978
161,650	*	Celsius Holdings, Inc	11,094,040
215,970	*	Hostess Brands, Inc	3,474,957
42,597		Lancaster Colony Corp	8,428,668
67,000		Sanderson Farms, Inc	12,518,280
210,179	*	Simply Good Foods Co	7,877,509
283,040	*,e	Vital Farms, Inc	4,927,727
		TOTAL FOOD, BEVERAGE & TOBACCO	52,932,159

HEALTH CARE EQUIPMENT & SERVICES - 8.6%
201,700	*	1Life Healthcare, Inc	5,453,968
186,900	*	AdaptHealth Corp	4,184,691
320,000	*	Allscripts Healthcare Solutions, Inc	5,465,600
259,620	*	Alphatec Holdings Inc	3,826,799
112,510	*	Angiodynamics, Inc	2,996,141
197,640	*	Avanos Medical, Inc	7,498,462
910,030	*	Brookdale Senior Living, Inc	6,843,426
19,520		Conmed Corp	2,692,589
29

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

54,500		Ensign Group, Inc	$4,636,315
223,180	*	Evolent Health, Inc	5,119,749
36,000	*	Health Catalyst, Inc	2,090,160
134,934	*	HealthStream, Inc	3,941,422
28,800	*	Heska Corp	6,932,160
139,470	*	Inari Medical, Inc	12,523,011
390,809	*	Inovalon Holdings, Inc	14,803,845
41,830	*	Integer Holding Corp	4,094,739
302,377	*	Intersect ENT, Inc	7,060,503
384,387	*	Lantheus Holdings, Inc	10,059,408
22,750	*	Magellan Health Services, Inc	2,145,780
248,615	*	Meridian Bioscience, Inc	5,096,607
67,910	*	Merit Medical Systems, Inc	4,759,812
109,328	*	Natus Medical, Inc	2,919,058
229,840	*	Neogen Corp	10,011,830
262,630	*	NextGen Healthcare, Inc	4,259,859
144,000	*	NuVasive, Inc	9,208,800
404,640	*	Option Care Health, Inc	8,384,141
375,300	*	Ortho Clinical Diagnostics Holdings plc	8,432,991
237,030		Owens & Minor, Inc	10,962,637
129,280		Patterson Cos, Inc	4,024,486
130,078	*	Pennant Group, Inc	4,451,269
125,650	*	Phreesia, Inc	8,588,178
561,290	*	R1 RCM, Inc	12,017,219
193,390	*	RadNet, Inc	7,105,149
301,120		Select Medical Holdings Corp	11,879,184
243,810	*	Tenet Healthcare Corp	17,515,310
208,360	*	Varex Imaging Corp	5,688,228
797,710	*	ViewRay, Inc	5,296,794
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	252,970,320

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
247,190	*	BellRing Brands, Inc	8,174,573
383,690	*	elf Beauty, Inc	10,593,681
95,800		Nu Skin Enterprises, Inc (Class A)	5,143,502
71,940	*	USANA Health Sciences, Inc	6,853,724
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	30,765,480

INSURANCE - 1.1%
146,760		American Equity Investment Life Holding Co	4,709,528
103,988		Amerisafe, Inc	5,948,113
219,130		Conseco, Inc	5,004,929
117,490		Heritage Insurance Holdings, Inc	862,377
116,520	*	Selectquote, Inc	2,074,056
352,151	*	SiriusPoint Ltd	3,451,080
146,820		Stewart Information Services Corp	8,663,848
218,436		Universal Insurance Holdings, Inc	3,093,054
		TOTAL INSURANCE	33,806,985

MATERIALS - 4.2%
167,830		Avient Corp	8,143,112
88,400		Balchem Corp	11,924,276
107,250	*	Domtar Corp	5,889,098
673,900	*,†	Ferroglobe plc	0
71,700		Innospec, Inc	6,341,865
104,310	*	Koppers Holdings, Inc	3,203,360
30

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

113,140		Materion Corp	$8,073,670
151,534		Myers Industries, Inc	3,209,490
89,924		Olympic Steel, Inc	2,708,511
139,020	*	Ranpak Holdings Corp	3,561,692
455,970	*	Rayonier Advanced Materials, Inc	3,178,111
191,065		Schnitzer Steel Industries, Inc (Class A)	10,015,627
111,910		Sensient Technologies Corp	9,756,314
88,840		Stepan Co	10,478,678
489,550	*	Summit Materials, Inc	16,448,880
174,150	e	Trinseo S.A.	9,466,794
263,090		United States Steel Corp	6,966,623
62,052	*	US Concrete, Inc	4,518,006
		TOTAL MATERIALS	123,884,107

MEDIA & ENTERTAINMENT - 2.8%
52,600	*,e	AMC Entertainment Holdings, Inc	1,947,252
367,450	*	Cargurus, Inc	10,509,070
414,150	*	Cars.com, Inc	5,002,932
251,790		EW Scripps Co (Class A)	4,804,153
280,600	*	Fluent, Inc	698,694
130,350		Gray Television, Inc	2,889,860
233,070	*	iHeartMedia, Inc	6,024,860
186,540	*	Liberty Braves Group (Class C)	4,933,983
394,300	*	Lions Gate Entertainment Corp (Class A)	5,926,329
1,102,130	*	LiveXLive Media, Inc	3,901,540
254,860	*	Magnite, Inc	7,722,258
252,610	*	QuinStreet, Inc	4,632,867
101,030	*	TechTarget, Inc	7,383,272
631,470		TEGNA, Inc	11,189,648
234,540	*	WideOpenWest, Inc	5,216,170
		TOTAL MEDIA & ENTERTAINMENT	82,782,888

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.0%
740,194	*	Affimed NV	4,922,290
353,800	*	Alkermes plc	9,152,806
99,040	*	Allogene Therapeutics, Inc	2,173,928
699,680	*	Amneal Pharmaceuticals, Inc	3,449,422
182,690	*	Amphastar Pharmaceuticals, Inc	3,827,356
104,750	*	AnaptysBio, Inc	2,407,155
29,730	*	Anika Therapeutics, Inc	1,193,065
836,240	*	Antares Pharma, Inc	3,679,456
142,440	*	Arcus Biosciences, Inc	4,474,040
38,441	*	Arena Pharmaceuticals, Inc	2,377,960
64,732	*	Arrowhead Pharmaceuticals Inc	4,485,280
77,165	*	Arvinas, Inc	7,801,382
283,464	*	Atara Biotherapeutics, Inc	3,614,166
523,600	*,e	Atossa Therapeutics, Inc	1,565,564
252,620	*	Avid Bioservices, Inc	6,479,703
72,350	*	Axsome Therapeutics, Inc	3,515,487
148,500	*	Berkeley Lights, Inc	6,768,630
785,420	*,e	BioCryst Pharmaceuticals, Inc	12,660,970
551,250	*	BioDelivery Sciences International, Inc	2,072,700
1,023,800	*,e	Bionano Genomics, Inc	6,071,134
184,220	*	Cara Therapeutics, Inc	2,205,113
151,312	*	CareDx, Inc	12,716,260
169,657	*,e	Cassava Sciences, Inc	11,796,251
31

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

643,980	*	Catalyst Pharmaceuticals, Inc	$3,760,843
625,680	*	Chimerix, Inc	4,148,258
193,700	*,e	ChromaDex Corp	1,683,253
174,550	*	Codexis, Inc	3,693,478
237,370	*,e	Editas Medicine, Inc	9,936,308
75,620	*	Emergent Biosolutions, Inc	4,983,358
484,620	*,e	Evolus, Inc	5,243,588
37,350	*	Fate Therapeutics, Inc	3,092,580
1,095,846	*,e	Fluidigm Corp	8,120,219
323,300	*,e	G1 Therapeutics, Inc	5,596,323
112,490	*	Harmony Biosciences Holdings, Inc	2,942,738
291,500	*,e	ImmunityBio, Inc	3,194,840
132,820	*	Immunovant, Inc	1,389,297
722,690	*,e	Inovio Pharmaceuticals, Inc	6,070,596
191,704	*	Intra-Cellular Therapies, Inc	6,581,198
300,305	*,e	Invitae Corp	8,405,537
719,310	*	Ironwood Pharmaceuticals, Inc	9,545,244
632,670	*,e	Karyopharm Therapeutics, Inc	5,270,141
26,700	*	Krystal Biotech Inc	1,560,348
158,200	*	Kura Oncology, Inc	2,996,308
26,840	*	Medpace Holdings, Inc	4,722,230
266,600	*,e	MiMedx Group, Inc	3,268,516
1,252,850	*	Mustang Bio, Inc	3,620,737
254,870	*	Myriad Genetics, Inc	8,061,538
96,561	*	NanoString Technologies, Inc	5,980,988
77,594	*	Natera, Inc	8,886,065
204,130	*	NeoGenomics, Inc	9,410,393
32,040	*	Novavax, Inc	5,745,733
935,640	*	Oncocyte Corp	4,809,190
370,750	*	Organogenesis Holdings Inc	5,687,305
296,630	*	Pacific Biosciences of California, Inc	9,536,655
107,574		Phibro Animal Health Corp	2,546,277
263,700	*	Precision BioSciences Inc	2,600,082
113,108	*	Quanterix Corp	6,011,690
111,720	*	Revance Therapeutics, Inc	3,248,818
588,570	*	Sangamo Therapeutics Inc	5,638,501
1,392,990	*	Selecta Biosciences, Inc	4,819,745
171,700	*	Seres Therapeutics, Inc	1,219,070
406,935	*	Solid Biosciences, Inc	1,135,349
101,120	*	Supernus Pharmaceuticals, Inc	2,662,490
184,290	*	Sutro Biopharma, Inc	3,138,459
91,020	*	TG Therapeutics, Inc	3,184,790
240,276	*	Travere Therapeutics, Inc	3,303,795
118,770	*	Turning Point Therapeutics Inc	7,579,901
71,826	*	Twist Bioscience Corp	8,838,189
152,030	*	Veracyte, Inc	6,774,457
77,470	*	Vericel Corp	4,101,262
244,200	*,e	Viking Therapeutics, Inc	1,501,830
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	355,658,628

REAL ESTATE - 7.2%
264,800		Armada Hoffler Properties, Inc	3,442,400
377,950		CareTrust REIT, Inc	9,116,154
1,427,880	*	DigitalBridge Group, Inc	9,938,045
1,239,500		Diversified Healthcare Trust	4,834,050
91,940		EastGroup Properties, Inc	16,201,667
32

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

351,260		Four Corners Property Trust, Inc	$10,084,674
425,420		Global Net Lease, Inc	7,857,507
407,210		Healthcare Realty Trust, Inc	12,981,855
294,960		Independence Realty Trust, Inc	5,686,829
351,400		Kennedy-Wilson Holdings, Inc	7,094,766
140,120	*	Marcus & Millichap, Inc	5,575,375
359,640		National Storage Affiliates Trust	19,481,699
330,928		Newmark Group, Inc	4,262,353
487,540		Physicians Realty Trust	9,238,883
116,610		Plymouth Industrial REIT, Inc	2,691,359
207,230		PotlatchDeltic Corp	10,763,526
330,740		Preferred Apartment Communities, Inc	3,485,999
120,348		PS Business Parks, Inc	18,493,877
178,260		QTS Realty Trust, Inc	13,852,584
524,480	*	Realogy Holdings Corp	9,293,786
442,800		Retail Properties of America, Inc	5,583,708
100,040		RMR Group, Inc	3,925,570
423,880		STAG Industrial, Inc	17,514,722
		TOTAL REAL ESTATE	211,401,388

RETAILING - 4.4%
253,170	*	Abercrombie & Fitch Co (Class A)	9,572,358
71,320	*	Academy Sports & Outdoors, Inc	2,642,406
64,360	*	Bed Bath & Beyond, Inc	1,836,835
149,800		Buckle, Inc	6,303,584
131,040		Caleres, Inc	3,241,930
161,800	e	Camping World Holdings, Inc	6,368,448
17,550	*	Citi Trends, Inc	1,399,613
50,080		Dillard’s, Inc (Class A)	9,178,162
91,090	*	Groupon, Inc	3,312,943
98,910	*	GrowGeneration Corp	4,022,670
156,900		Guess?, Inc	3,502,008
81,640		Hibbett Sports, Inc	7,238,202
661,600	*	Macy’s, Inc	11,247,200
84,680	*	MarineMax, Inc	4,554,937
60,130	*	Overstock.com, Inc	4,187,453
173,400	*	Porch Group, Inc	3,213,102
330,710		Rent-A-Center, Inc	18,923,226
569,000	*,e	Shift Technologies, Inc	4,808,050
39,230	*	Sleep Number Corp	3,892,008
212,220	*	Sportsman’s Warehouse Holdings, Inc	3,749,927
47,958	*	Stamps.com, Inc	15,670,756
		TOTAL RETAILING	128,865,818

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
461,550		Amkor Technology, Inc	11,372,592
78,321		Brooks Automation, Inc	6,971,352
263,452	*	Formfactor, Inc	9,816,222
170,370	*	Ichor Holdings Ltd	8,785,981
309,547	*	Lattice Semiconductor Corp	17,566,792
49,610	*	MACOM Technology Solutions Holdings, Inc	3,061,929
194,030	*	MaxLinear, Inc	9,358,067
394,555	*	Rambus, Inc	9,335,171
141,650	*	Semtech Corp	8,769,552
37,090	*	Silicon Laboratories, Inc	5,526,039
89,200	*	Ultra Clean Holdings	4,817,692
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	95,381,389
33

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 7.3%
58,700	*	Alarm.com Holdings, Inc	$4,885,014
131,300	*	Asana, Inc	9,330,178
199,570	*	Avaya Holdings Corp	4,833,585
481,680	*	Box, Inc	11,521,786
214,340	*	Brightcove, Inc	2,458,480
159,130	*	ChannelAdvisor Corp	3,706,138
687,200	*	Cloudera, Inc	10,905,864
100,146	*	Commvault Systems, Inc	7,570,036
1,132,420	*	Conduent, Inc	7,598,538
239,990	*	Cornerstone OnDemand, Inc	11,505,121
264,740	*	Digital Turbine, Inc	16,665,383
557,600	*,e	E2open Parent Holdings, Inc	5,603,880
38,800	*	ExlService Holdings, Inc	4,392,936
139,290	*	LiveRamp Holdings, Inc	5,572,993
229,130	*	Mitek Systems, Inc	5,066,064
535,500	*	MoneyGram International, Inc	5,537,070
365,700	*,e	Paya Holdings, Inc	4,201,893
206,355		Progress Software Corp	9,407,725
367,200	*	Rackspace Technology, Inc	6,517,800
84,224	*	Rapid7, Inc	9,580,480
129,280		Sapiens International Corp NV	3,259,149
103,760	*	Sprout Social, Inc	9,218,038
61,280	*	SPS Commerce, Inc	6,676,456
41,350	*	Sykes Enterprises, Inc	2,218,841
269,429	*	Tenable Holdings, Inc	11,531,561
760,596	*	Vonage Holdings Corp	10,846,099
84,240	*	Workiva, Inc	10,931,825
260,700	*	Yext, Inc	3,396,921
634,960	*	Zuora Inc	10,978,458
		TOTAL SOFTWARE & SERVICES	215,918,312

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
118,270	*	Calix, Inc	5,532,671
536,530	*	Diebold, Inc	5,585,277
29,199	*	ePlus, Inc	2,699,740
820,620	*	Extreme Networks, Inc	9,035,026
77,870	*	II-VI, Inc	5,436,105
18,030	*	Insight Enterprises, Inc	1,809,851
304,900	*	Knowles Corp	6,110,196
103,653	*	OSI Systems, Inc	10,370,483
244,426	*	Ribbon Communications, Inc	1,688,984
398,451	*	Sanmina Corp	15,308,487
467,361	*	TTM Technologies, Inc	6,538,380
237,000	*	Turtle Beach Corp	7,323,300
477,100		Vishay Intertechnology, Inc	10,558,223
57,979	*	Vishay Precision Group, Inc	2,106,377
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	90,103,100

TELECOMMUNICATION SERVICES - 0.4%
2,634,900	*,e	Globalstar, Inc	3,636,162
261,176	*	Liberty Latin America Ltd (Class A)	3,565,052
395,173	*	Liberty Latin America Ltd (Class C)	5,465,243
		TOTAL TELECOMMUNICATION SERVICES	12,666,457
34

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 1.2%
137,162		ArcBest Corp	$8,107,646
82,100	*	Avis Budget Group, Inc	6,795,417
109,006		Forward Air Corp	9,640,491
165,619	*	Hub Group, Inc (Class A)	10,977,227
163,234	*	Radiant Logistics, Inc	1,015,315
		TOTAL TRANSPORTATION	36,536,096

UTILITIES - 2.3%
107,010		Avista Corp	4,583,238
177,698		Black Hills Corp	12,021,270
126,115		Clearway Energy, Inc (Class A)	3,398,799
90,340		Northwest Natural Holding Co	4,723,879
164,511		NorthWestern Corp	10,198,037
224,600		Portland General Electric Co	10,982,940
175,635	e	South Jersey Industries, Inc	4,420,733
176,737		Southwest Gas Holdings Inc	12,359,218
94,100		Spire, Inc	6,676,395
		TOTAL UTILITIES	69,364,509

		TOTAL COMMON STOCKS	2,954,704,543
		(Cost $2,133,121,053)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

REPURCHASE AGREEMENT - 0.1%
$3,620,000	r	Fixed Income Clearing Corp (FICC)	0.020%	08/02/21	3,620,000
		TOTAL REPURCHASE AGREEMENT			3,620,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
38,337,636	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		38,337,636
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			38,337,636

		TOTAL SHORT-TERM INVESTMENTS			41,957,636
		(Cost $41,957,636)
		TOTAL INVESTMENTS - 101.3%			2,996,662,179
		(Cost $2,175,078,689)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(39,874,255)
		NET ASSETS - 100.0%			$2,956,787,924

		Abbreviation(s):
		REIT Real Estate Investment Trust
35

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $95,344,716.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $5,731,146 or 0.2% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $3,620,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $3,692,413.

Futures contracts outstanding as of July 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	30	09/17/21	$3,474,458	$3,332,400	$(142,058)
36

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS
QUANT SMALL/MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.6%

AUTOMOBILES & COMPONENTS - 1.1%
94,291	*	Adient plc	$3,972,480
93,070		Gentex Corp	3,167,172
80,665	*	Stoneridge, Inc	2,335,252
27,200		Thor Industries, Inc	3,219,392
		TOTAL AUTOMOBILES & COMPONENTS	12,694,296

BANKS - 6.2%
35,230	*	Axos Financial, Inc	1,685,755
73,529		Bank of NT Butterfield & Son Ltd	2,436,751
80,645		BankUnited	3,191,929
94,323		Berkshire Hills Bancorp, Inc	2,550,494
19,880		BOK Financial Corp	1,670,119
75,100		Cadence BanCorp	1,426,900
103,820		Capitol Federal Financial	1,151,364
67,181		Cathay General Bancorp	2,544,144
88,065		Central Pacific Financial Corp	2,254,464
41,600		CIT Group, Inc	2,006,784
49,840		Comerica, Inc	3,422,014
36,533		ConnectOne Bancorp, Inc	960,818
55,398		Essent Group Ltd	2,502,328
450,902		First Bancorp (Puerto Rico)	5,469,441
66,580		First Financial Bancorp	1,498,050
21,851		Flagstar Bancorp, Inc	999,902
60,415		Great Western Bancorp, Inc	1,860,782
59,589		Hilltop Holdings, Inc	1,887,780
30,990		International Bancshares Corp	1,211,089
129,215		MGIC Investment Corp	1,788,336
90,348		National Bank Holdings Corp	3,203,740
69,039	*	NMI Holdings, Inc	1,520,239
107,010		OFG Bancorp	2,471,931
121,710		Old National Bancorp	1,958,314
101,449		PacWest Bancorp	4,039,699
39,006		Popular, Inc	2,838,077
57,292		Prosperity Bancshares, Inc	3,906,741
79,702		Radian Group, Inc	1,799,671
138,100		Umpqua Holdings Corp	2,605,947
68,344		Washington Federal, Inc	2,205,461
36,240		Westamerica Bancorporation	2,013,132
55,295		WSFS Financial Corp	2,420,815
		TOTAL BANKS	73,503,011

CAPITAL GOODS - 12.7%
43,632		Advanced Drainage Systems, Inc	5,327,031
77,046	*	Aecom Technology Corp	4,850,816
24,830		AGCO Corp	3,280,291
40,870		Allegion plc	5,582,842
37

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

23,930		Applied Industrial Technologies, Inc	$2,146,521
95,958	*	Atkore International Group, Inc	7,207,405
15,370	*	Axon Enterprise, Inc	2,859,127
26,729		AZZ, Inc	1,416,370
61,200	*	Beacon Roofing Supply, Inc	3,272,976
188,127	*	Bloom Energy Corp	4,101,169
74,687		Boise Cascade Co	3,820,240
143,406	*	Builders FirstSource, Inc	6,381,567
41,252		Comfort Systems USA, Inc	3,083,587
39,021		EMCOR Group, Inc	4,753,148
30,915		EnPro Industries, Inc	2,878,805
92,366	*	Evoqua Water Technologies Corp	3,049,002
64,525		Federal Signal Corp	2,555,835
68,560	*	Gates Industrial Corp plc	1,241,622
23,747	*	Gibraltar Industries, Inc	1,773,426
55,477		Graco, Inc	4,331,644
104,800	*	Howmet Aerospace, Inc	3,439,536
13,140		Huntington Ingalls	2,695,408
46,875		ITT, Inc	4,589,531
8,600		Moog, Inc (Class A)	669,682
254,803	*	MRC Global, Inc	2,336,544
36,620	*	MYR Group, Inc	3,501,971
18,850		Nordson Corp	4,262,550
186,100	*	NOW, Inc	1,836,807
17,230		Oshkosh Corp	2,059,846
91,222		Primoris Services Corp	2,727,538
43,399		Quanta Services, Inc	3,944,969
9,170	*	RBC Bearings, Inc	2,154,950
22,810		Regal-Beloit Corp	3,358,316
79,924		Rexnord Corp	4,502,119
15,696		Simpson Manufacturing Co, Inc	1,765,486
24,300	*	SiteOne Landscape Supply, Inc	4,247,154
50,950	*	SPX Corp	3,396,327
56,800	*	Titan Machinery, Inc	1,620,504
45,000		Toro Co	5,118,300
98,331		UFP Industries, Inc	7,302,060
41,292	*	Vectrus, Inc	1,870,115
93,300		Vertiv Holdings Co	2,616,132
12,590		Watsco, Inc	3,555,920
118,460	*	Welbilt, Inc	2,782,625
		TOTAL CAPITAL GOODS	150,267,814

COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
64,644		ABM Industries, Inc	3,005,300
62,589		Booz Allen Hamilton Holding Co	5,370,762
86,200		Covanta Holding Corp	1,732,620
77,600	*	IAA, Inc	4,693,248
84,990		Kforce, Inc	5,305,926
31,690		Manpower, Inc	3,757,800
15,729		Mantech International Corp (Class A)	1,375,658
41,100	*	Stericycle, Inc	2,899,605
20,500	*	TriNet Group, Inc	1,701,090
71,730	*	Upwork, Inc	3,714,897
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	33,556,906

CONSUMER DURABLES & APPAREL - 4.5%
29,300		Acushnet Holdings Corp	1,501,039
38

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

9,750	*	Cavco Industries, Inc	$2,291,250
22,570		Columbia Sportswear Co	2,248,423
40,457	*	Crocs, Inc	5,494,465
91,810	*,e	Nautilus, Inc	1,326,655
180,691		Newell Brands Inc	4,472,102
92,765		Pulte Homes, Inc	5,090,016
62,778	*	Skyline Champion Corp	3,540,679
98,390		Smith & Wesson Brands, Inc	2,307,246
94,700	*	Sonos, Inc	3,161,086
89,193		Steven Madden Ltd	3,909,329
138,770		Tempur Sealy International, Inc	6,004,578
149,200	*	Under Armour, Inc (Class A)	3,051,140
29,760	*	Vista Outdoor, Inc	1,202,006
50,900		Wolverine World Wide, Inc	1,707,186
67,430	*	YETI Holdings, Inc	6,495,532
		TOTAL CONSUMER DURABLES & APPAREL	53,802,732

CONSUMER SERVICES - 2.7%
49,660	*	Bally’s Corp	2,445,755
78,820	*	Boyd Gaming Corp	4,492,740
44,412	*	frontdoor, Inc	2,173,523
142,730		H&R Block, Inc	3,504,022
236,010	*	Houghton Mifflin Harcourt Co	2,671,633
158,270	*	International Game Technology plc	2,967,563
92,445	*	Perdoceo Education Corp	1,096,398
125,040	*	Red Rock Resorts, Inc	4,926,576
29,200		Texas Roadhouse, Inc (Class A)	2,691,364
133,100		Wendy’s	3,089,251
68,260	*	WW International Inc	2,098,312
		TOTAL CONSUMER SERVICES	32,157,137

DIVERSIFIED FINANCIALS - 6.0%
68,514		Brightsphere Investment Group, Inc	1,712,165
97,452	*	Cannae Holdings, Inc	3,240,279
49,310		Carlyle Group, Inc	2,488,676
26,800		CBOE Global Markets, Inc	3,174,996
35,508		Cohen & Steers, Inc	2,954,621
10,300		Factset Research Systems, Inc	3,679,984
75,000	e	iShares Russell 2000 Index Fund	16,578,750
121,060		Jefferies Financial Group, Inc	4,017,981
51,700		KKR Real Estate Finance Trust, Inc	1,101,727
171,640	*	LendingClub Corp	4,188,016
58,703		LPL Financial Holdings, Inc	8,279,471
17,056		Morningstar, Inc	4,308,857
69,983		OneMain Holdings, Inc	4,268,963
57,930		PROG Holdings, Inc	2,535,596
70,040		Santander Consumer USA Holdings, Inc	2,873,741
71,530		Starwood Property Trust, Inc	1,861,926
35,400		StepStone Group, Inc	1,611,054
98,976		Virtu Financial, Inc	2,547,642
		TOTAL DIVERSIFIED FINANCIALS	71,424,445

ENERGY - 2.8%
184,300		APA Corp	3,455,625
43,634		Cimarex Energy Co	2,844,937
108,760		Devon Energy Corp	2,810,359
39

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

107,600	*	Golar LNG Ltd	$1,200,816
21,500	*	Green Plains Inc	760,240
456,060		Marathon Oil Corp	5,285,735
336,159	*	NexTier Oilfield Solutions, Inc	1,284,127
190,220	*	Oceaneering International, Inc	2,522,317
223,460		Patterson-UTI Energy, Inc	1,792,149
134,900		SFL Corp Ltd	926,763
299,170		SM Energy Co	5,594,479
123,490		Targa Resources Investments, Inc	5,200,164
		TOTAL ENERGY	33,677,711

FOOD & STAPLES RETAILING - 1.6%
14,543		Andersons, Inc	388,298
52,310	*	BJ’s Wholesale Club Holdings, Inc	2,648,978
85,400	*	Performance Food Group Co	3,913,028
116,820	*,e	Rite Aid Corp	1,775,664
100,350		SpartanNash Co	1,951,808
150,624	*	United Natural Foods, Inc	4,988,667
85,800	*	US Foods Holding Corp	2,946,372
		TOTAL FOOD & STAPLES RETAILING	18,612,815

FOOD, BEVERAGE & TOBACCO - 1.4%
57,123		Bunge Ltd	4,434,459
147,053	*	Hostess Brands, Inc	2,366,083
65,530		Lamb Weston Holdings, Inc	4,375,438
60,060	*	Pilgrim’s Pride Corp	1,330,329
18,730		Sanderson Farms, Inc	3,499,513
		TOTAL FOOD, BEVERAGE & TOBACCO	16,005,822

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
77,320	*	Accelerate Diagnostics, Inc	576,807
142,100	*	Alphatec Holdings Inc	2,094,554
19,330	*	Angiodynamics, Inc	514,758
254,880	*	Community Health Systems, Inc	3,395,002
89,590	*	Cross Country Healthcare, Inc	1,471,068
34,840		Encompass Health Corp	2,900,430
81,600	*	Envista Holdings Corp	3,515,328
130,430	*	Evolent Health, Inc	2,992,064
39,250	*	Globus Medical, Inc	3,264,422
31,021		Hill-Rom Holdings, Inc	4,295,168
17,010	*	Inari Medical, Inc	1,527,328
72,260	*	Inovalon Holdings, Inc	2,737,209
5,701	*	ModivCare, Inc	969,170
30,160	*	Molina Healthcare, Inc	8,233,982
33,920	*	Natus Medical, Inc	905,664
132,100	*	Option Care Health, Inc	2,737,112
48,098	*	Orthofix Medical Inc	1,911,414
87,500		Owens & Minor, Inc	4,046,875
80,817		Patterson Cos, Inc	2,515,833
260,700	*	PAVmed, Inc	1,791,009
12,600	*	Penumbra, Inc	3,354,498
169,900	*	R1 RCM, Inc	3,637,559
35,786		Select Medical Holdings Corp	1,411,758
18,270	*	Shockwave Medical Inc	3,325,140
50,060	*	Tenet Healthcare Corp	3,596,310
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	67,720,462
40

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
72,530	*	BellRing Brands, Inc	$2,398,567
112,984	*	elf Beauty, Inc	3,119,488
21,544		Medifast, Inc	6,151,028
33,320		Spectrum Brands Holdings, Inc	2,910,502
145,720	*	Veru, Inc	1,001,096
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,580,681

INSURANCE - 2.1%
31,421		American Financial Group, Inc	3,974,442
102,460		Brown & Brown, Inc	5,573,824
37,210		First American Financial Corp	2,504,605
30,622		Kemper Corp	2,021,358
25,827		Selective Insurance Group, Inc	2,101,027
64,340		W.R. Berkley Corp	4,707,758
3,009		White Mountains Insurance Group Ltd	3,404,894
		TOTAL INSURANCE	24,287,908

MATERIALS - 4.4%
30,622		Avery Dennison Corp	6,451,443
121,190	*	Axalta Coating Systems Ltd	3,647,819
76,676		CF Industries Holdings, Inc	3,622,941
95,045		Element Solutions, Inc	2,223,103
100,100		Huntsman Corp	2,643,641
15,659		Innospec, Inc	1,385,039
58,670		Louisiana-Pacific Corp	3,252,665
34,407		Materion Corp	2,455,283
24,630		Packaging Corp of America	3,485,145
45,160	*	Ranpak Holdings Corp	1,156,999
35,984		Reliance Steel & Aluminum Co	5,654,886
17,746		Royal Gold, Inc	2,156,494
21,313		Scotts Miracle-Gro Co (Class A)	3,771,548
88,877		Silgan Holdings, Inc	3,601,296
139,474	*	Summit Materials, Inc	4,686,326
28,940		Westlake Chemical Corp	2,399,705
		TOTAL MATERIALS	52,594,333

MEDIA & ENTERTAINMENT - 2.2%
55,684	*	EverQuote Inc	1,680,543
78,400	*,e	fuboTV, Inc	2,041,536
146,140	*	iHeartMedia, Inc	3,777,719
48,824	*	Liberty Media Group (Class C)	2,291,310
261,900	*	Lions Gate Entertainment Corp (Class A)	3,936,357
121,855	*	Magnite, Inc	3,692,206
65,890	*	Meredith Corp	2,875,440
162,430		News Corp (Class A)	4,000,651
42,490	*	Yelp, Inc	1,589,126
		TOTAL MEDIA & ENTERTAINMENT	25,884,888

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
16,700	*	Acceleron Pharma, Inc	2,088,502
20,568	*	Agios Pharmaceuticals, Inc	989,115
79,852	*	Alkermes plc	2,065,771
20,220	*	Allakos, Inc	1,608,703
204,407	*	Amicus Therapeutics, Inc	1,898,941
41

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

80,030	*	AnaptysBio, Inc	$1,839,089
41,970	*	Arcutis Biotherapeutics, Inc	979,160
28,260	*	Arena Pharmaceuticals, Inc	1,748,164
22,940	*	Arvinas, Inc	2,319,234
153,970	*	Avantor, Inc	5,786,193
55,650	*	Avid Bioservices, Inc	1,427,423
57,800	*	Berkeley Lights, Inc	2,634,524
299,100	*,e	Bionano Genomics, Inc	1,773,663
4,410		Bio-Techne Corp	2,126,678
49,026	*	Bluebird Bio, Inc	1,245,751
29,400	*	Blueprint Medicines Corp	2,583,378
91,300	*,e	Brooklyn ImmunoTherapeutics, Inc	1,049,037
42,400		Bruker BioSciences Corp	3,487,400
85,790	*	Cara Therapeutics, Inc	1,026,906
22,432	*	Charles River Laboratories International, Inc	9,128,030
122,630	*	Chimerix, Inc	813,037
87,200	*	Evolus, Inc	943,504
119,160	*	Exelixis, Inc	2,007,846
91,980	*	G1 Therapeutics, Inc	1,592,174
49,701	*	Halozyme Therapeutics, Inc	2,054,142
163,700	*	Heron Therapeutics, Inc	2,023,332
52,000	*	Innoviva, Inc	737,360
27,750	*	Intellia Therapeutics, Inc	3,936,338
41,490	*,e	Invitae Corp	1,161,305
203,050	*	Ironwood Pharmaceuticals, Inc	2,694,474
18,805	*	Jazz Pharmaceuticals plc	3,187,824
27,100	*	KalVista Pharmaceuticals Inc	545,794
14,170	*	Keros Therapeutics, Inc	521,456
216,330	*	Lexicon Pharmaceuticals, Inc	765,808
306,840	*,e	MannKind Corp	1,258,044
36,766	*	Natera, Inc	4,210,442
6,428	*	Novavax, Inc	1,152,733
40,960	*	Organogenesis Holdings Inc	628,326
33,400		PerkinElmer, Inc	6,086,482
42,648		Phibro Animal Health Corp	1,009,478
75,430	*	PPD, Inc	3,478,832
55,110	*	Prothena Corp plc	2,761,011
42,949	*	Radius Health, Inc	649,818
27,700	*	Sage Therapeutics, Inc	1,211,321
28,426	*	Sarepta Therapeutics, Inc	1,926,714
11,435	*	Seagen, Inc	1,754,015
69,600	*	Supernus Pharmaceuticals, Inc	1,832,568
41,100	*	Syneos Health, Inc	3,685,437
20,855	*	United Therapeutics Corp	3,794,150
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	106,229,427

REAL ESTATE - 8.8%
99,931		Alexander & Baldwin, Inc	2,000,619
108,720		American Homes 4 Rent	4,566,240
64,800		Apartment Income REIT Corp	3,411,072
109,900		CareTrust REIT, Inc	2,650,788
142,866		Columbia Property Trust, Inc	2,381,576
83,000		Corporate Office Properties Trust	2,443,520
102,670		CubeSmart	5,098,592
447,920		Diversified Healthcare Trust	1,746,888
78,256		Equity Lifestyle Properties, Inc	6,557,853
42

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

57,439		First Industrial Realty Trust, Inc	$3,146,508
106,835		Gaming and Leisure Properties, Inc	5,057,569
56,748		Getty Realty Corp	1,792,669
30,740		Gladstone Land Corp	716,857
71,552		Healthcare Realty Trust, Inc	2,281,078
91,800		JBG SMITH Properties	2,995,434
6,800	*	Jones Lang LaSalle, Inc	1,513,476
106,956		Kennedy-Wilson Holdings, Inc	2,159,442
41,439		Life Storage, Inc	4,863,281
65,000	*	Mack-Cali Realty Corp	1,170,000
42,820	*	Marcus & Millichap, Inc	1,703,808
70,390		Medical Properties Trust, Inc	1,480,302
96,690		National Retail Properties, Inc	4,725,240
35,380		National Storage Affiliates Trust	1,916,534
51,343		NexPoint Residential Trust, Inc	3,026,670
71,970		Omega Healthcare Investors, Inc	2,611,072
232,020		Paramount Group, Inc	2,264,515
105,780	*	Park Hotels & Resorts, Inc	1,956,930
132,500		Physicians Realty Trust	2,510,875
60,050		Regency Centers Corp	3,927,870
74,360		Rexford Industrial Realty, Inc	4,574,627
24,778		RMR Group, Inc	972,289
92,785		STAG Industrial, Inc	3,833,876
113,780		STORE Capital Corp	4,117,698
33,260		Terreno Realty Corp	2,273,654
132,760		VICI Properties, Inc	4,140,784
57,752		Weingarten Realty Investors	1,859,037
		TOTAL REAL ESTATE	104,449,243

RETAILING - 5.0%
82,350	*	Academy Sports & Outdoors, Inc	3,051,067
43,271	*	Autonation, Inc	5,250,070
99,770	*	Bed Bath & Beyond, Inc	2,847,436
73,050		Camping World Holdings, Inc	2,875,248
151,930	*	CarParts.com, Inc	2,675,487
232,700	*	Chico’s FAS, Inc	1,438,086
130,280	*	Container Store Group, Inc	1,370,546
33,849		Core-Mark Holding Co, Inc	1,456,861
18,400	*	Five Below, Inc	3,577,328
4,910	*	GameStop Corp (Class A)	791,099
18,080		Hibbett Sports, Inc	1,602,973
87,120		Kohl’s Corp	4,425,696
55,767	*	National Vision Holdings, Inc	3,010,303
77,480	*	ODP Corp	3,667,128
14,330		Pool Corp	6,847,161
9,190	*	RH	6,102,895
32,805		Sonic Automotive, Inc (Class A)	1,789,513
26,770		Williams-Sonoma, Inc	4,061,009
64,502	*	Zumiez, Inc	2,815,512
		TOTAL RETAILING	59,655,418

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
52,730	*	Alpha & Omega Semiconductor Ltd	1,370,453
15,690	*	Ambarella, Inc	1,545,308
98,174		Amkor Technology, Inc	2,419,007
57,213		Brooks Automation, Inc	5,092,529
43

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

34,800	*	Cirrus Logic, Inc	$2,874,132
24,325	*	Enphase Energy, Inc	4,612,020
72,067	*	Formfactor, Inc	2,685,217
43,090	*	Ichor Holdings Ltd	2,222,151
39,315	*	Impinj, Inc	1,808,490
74,856	*	Lattice Semiconductor Corp	4,248,078
51,200	*	Semtech Corp	3,169,792
63,490	*	Ultra Clean Holdings	3,429,095
11,696		Universal Display Corp	2,742,595
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	38,218,867

SOFTWARE & SERVICES - 10.5%
46,363		Amdocs Ltd	3,575,051
81,450	*	Anaplan, Inc	4,658,940
7,167	*	Avalara, Inc	1,198,107
66,290	*	Avaya Holdings Corp	1,605,544
52,548	*	Black Knight, Inc	4,351,500
210,290	*	Cloudera, Inc	3,337,302
26,661	*	Concentrix Corp	4,365,205
4,114	*	DocuSign, Inc	1,226,137
70,520	*	Domo, Inc	6,229,032
92,783	*	Dynatrace, Inc	5,926,050
29,895	*	Elastic NV	4,426,254
19,800	*	Everbridge, Inc	2,796,156
62,061		EVERTEC, Inc	2,712,066
102,000	*	FireEye, Inc	2,060,400
31,931	*	Five9, Inc	6,427,391
82,510		Genpact Ltd	4,109,823
14,520	*	Globant S.A.	3,472,603
59,600	*	Mimecast Ltd	3,310,780
66,800	*	MoneyGram International, Inc	690,712
166,000		NortonLifelock, Inc	4,120,120
123,120	*	Nuance Communications, Inc	6,759,288
143,305	*	Nutanix, Inc	5,161,846
141,400	*	Paya Holdings, Inc	1,624,686
23,349	*	Paylocity Holding Corp	4,843,983
36,981		Pegasystems, Inc	4,720,255
70,821		Progress Software Corp	3,228,729
52,860	*	Smartsheet, Inc	3,834,993
52,433	*	SPS Commerce, Inc	5,712,575
103,456	*	SVMK, Inc	2,172,576
69,730	*	Tenable Holdings, Inc	2,984,444
75,580	*	Teradata Corp	3,753,303
58,870	*	Veritone, Inc	1,217,432
147,600		Western Union Co	3,425,796
36,332	*	Zendesk, Inc	4,742,416
		TOTAL SOFTWARE & SERVICES	124,781,495

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
174,990	*	Arlo Technologies, Inc	1,069,189
33,285	*	Arrow Electronics, Inc	3,946,602
89,725		Avnet, Inc	3,707,437
60,690		Cognex Corp	5,486,983
50,900	*	EchoStar Corp (Class A)	1,135,070
84,090	*	Extreme Networks, Inc	925,831
44

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY			VALUE

24,510	*	Insight Enterprises, Inc			$2,460,314
68,256		Jabil Inc			4,063,962
92,443	*	Knowles Corp			1,852,558
61,711		National Instruments Corp			2,722,072
141,100	*	Pure Storage, Inc			2,754,272
41,102	*	Sanmina Corp			1,579,139
30,661		SYNNEX Corp			3,665,216
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			35,368,645

TELECOMMUNICATION SERVICES - 0.5%
45,550	*	Anterix, Inc			2,656,476
1,019,100	*,e	Globalstar, Inc			1,406,358
126,513	*	Liberty Latin America Ltd (Class A)			1,726,903
42,004	*	Liberty Latin America Ltd (Class C)			580,915
		TOTAL TELECOMMUNICATION SERVICES			6,370,652

TRANSPORTATION - 1.4%
38,872	*	Alaska Air Group, Inc			2,255,742
57,161	*	Echo Global Logistics, Inc			1,767,990
17,956		Forward Air Corp			1,588,029
35,900		Genco Shipping & Trading Ltd			630,045
33,855	*	Hub Group, Inc (Class A)			2,243,909
122,430		Marten Transport Ltd			1,936,843
23,910		Ryder System, Inc			1,820,746
49,000		Schneider National, Inc			1,099,560
24,000	*	XPO Logistics, Inc			3,328,560
		TOTAL TRANSPORTATION			16,671,424

UTILITIES - 1.7%
35,951		Brookfield Renewable Corp			1,525,761
91,774		Clearway Energy, Inc (Class A)			2,473,309
115,146		MDU Resources Group, Inc			3,652,431
33,800		Northwest Natural Holding Co			1,767,402
60,426		NRG Energy, Inc			2,491,968
118,000		OGE Energy Corp			3,982,500
30,060		ONE Gas, Inc			2,217,827
113,767		Vistra Energy Corp			2,178,638
		TOTAL UTILITIES			20,289,836

		TOTAL COMMON STOCKS			1,193,805,968
		(Cost $850,018,211)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

REPURCHASE AGREEMENT - 0.2%
$2,320,000	r	Fixed Income Clearing Corp (FICC)	0.020%	08/02/21	2,320,000
		TOTAL REPURCHASE AGREEMENT			2,320,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
14,473,487	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		14,473,487
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,473,487
45

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$16,793,487
(Cost $16,793,487)
TOTAL INVESTMENTS - 102.0%	1,210,599,455
(Cost $866,811,698)
OTHER ASSETS & LIABILITIES, NET - (2.0)%	(23,160,086)
NET ASSETS - 100.0%	$1,187,439,369

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,825,826.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $2,320,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $2,366,449.
46

TIAA-CREF FUNDS – Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 2.0%
202,179	*	American Axle & Manufacturing Holdings, Inc	$1,959,115
110,497	*	Aptiv plc	18,436,424
12,746		BorgWarner, Inc	624,299
179,610	*	Tesla, Inc	123,427,992
		TOTAL AUTOMOBILES & COMPONENTS	144,447,830

BANKS - 2.9%
1,694		Ameris Bancorp	82,345
26,689		Associated Banc-Corp	528,442
47,422		Bank OZK	1,930,550
3,518		Banner Corp	186,595
47,884		Berkshire Hills Bancorp, Inc	1,294,783
6,267		Brookline Bancorp, Inc	90,057
8,221		Bryn Mawr Bank Corp	321,688
1,799		Cadence BanCorp	34,181
3,985		Camden National Corp	178,409
487,312		Citigroup, Inc	32,952,037
471,252		Citizens Financial Group, Inc	19,867,984
440		Columbia Banking System, Inc	15,374
108,335		Comerica, Inc	7,438,281
353		Commerce Bancshares, Inc	24,968
1,572		Community Trust Bancorp, Inc	62,503
3,270		Cullen/Frost Bankers, Inc	350,936
46,110	*	Customers Bancorp, Inc	1,670,104
12,542		Federal Agricultural Mortgage Corp (FAMC)	1,222,845
10,587		First Busey Corp	249,853
44,108		First Republic Bank	8,601,942
1,130		FNB Corp	12,950
540		Glacier Bancorp, Inc	27,842
52,448		Great Western Bancorp, Inc	1,615,398
1,279		Hancock Whitney Corp	55,905
8,920		Heartland Financial USA, Inc	406,930
3,902		Heritage Financial Corp	94,389
19,184		HomeStreet, Inc	723,429
285,811		Huntington Bancshares, Inc	4,024,219
94,874		Kearny Financial Corp	1,141,334
218,676		Keycorp	4,299,170
24,031		Live Oak Bancshares, Inc	1,446,426
277,015		MGIC Investment Corp	3,833,888
15,374	*	Mr Cooper Group, Inc	571,605
26,162		National Bank Holdings Corp	927,705
310		NBT Bancorp, Inc	10,804
468,877		New York Community Bancorp, Inc	5,523,371
7,838		Old National Bancorp	126,113
166,628		People’s United Financial, Inc	2,616,060
53,702		Pinnacle Financial Partners, Inc	4,812,236
47

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

244,744		PNC Financial Services Group, Inc	$44,643,753
682,855		Regions Financial Corp	13,144,959
12,826		Stock Yards Bancorp, Inc	611,031
19,485	*	SVB Financial Group	10,715,971
1,879	*	Texas Capital Bancshares, Inc	118,339
10,055		TFS Financial Corp	195,871
17,614	*	The Bancorp, Inc	411,639
3,796		Trico Bancshares	149,676
31,975	*	Tristate Capital Holdings, Inc	649,412
513,618		Truist Financial Corp	27,956,228
350		Trustmark Corp	10,507
2,167		UMB Financial Corp	202,831
650		Umpqua Holdings Corp	12,266
3,046		United Bankshares, Inc	105,209
17,523		Univest Financial Corp	479,429
3,230		Webster Financial Corp	155,363
21,910		WesBanco, Inc	707,255
1,553		Westamerica Bancorporation	86,269
230		Wintrust Financial Corp	16,422
684		WSFS Financial Corp	29,946
55,123		Zions Bancorporation	2,874,665
		TOTAL BANKS	212,650,692

CAPITAL GOODS - 6.1%
213,347		3M Co	42,229,905
954		Acuity Brands, Inc	167,313
85,519	*	Axon Enterprise, Inc	15,908,244
46,198		Barnes Group, Inc	2,340,853
419	*	Beacon Roofing Supply, Inc	22,408
234,234	*	Bloom Energy Corp	5,106,301
17,565		Carlisle Cos, Inc	3,552,346
244,666		Carrier Global Corp	13,517,796
218,248		Caterpillar, Inc	45,122,774
35,835		Cummins, Inc	8,317,303
74,317		Curtiss-Wright Corp	8,791,701
135,980		Deere & Co	49,169,008
180,177		Eaton Corp	28,476,975
1,365		EMCOR Group, Inc	166,271
48,540		Emerson Electric Co	4,897,201
119,034		Fastenal Co	6,519,492
99,730		Fortive Corp	7,246,382
300		GATX Corp	27,675
245		Granite Construction, Inc	9,413
11,668	*	Herc Holdings, Inc	1,447,299
143,741	*	Hexcel Corp	7,822,385
1,801		IDEX Corp	408,269
160,575		Illinois Tool Works, Inc	36,397,535
317,614		Johnson Controls International plc	22,683,992
171,085		Masco Corp	10,215,485
98,990	*	Mercury Systems, Inc	6,533,340
23,535		Moog, Inc (Class A)	1,832,670
3,829	*	MYR Group, Inc	366,167
6,412		Owens Corning, Inc	616,578
59,731		PACCAR, Inc	4,957,076
45,133	*	PAE, Inc	402,586
47,521		Parker-Hannifin Corp	14,827,978
48

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

37,955		Rockwell Automation, Inc	$11,668,126
36,980		Roper Technologies Inc	18,169,753
3,916		Rush Enterprises, Inc (Class A)	184,013
9,292		Snap-On, Inc	2,025,470
22,713		Stanley Black & Decker, Inc	4,475,597
41,020	*	Teledyne Technologies, Inc	18,572,625
69,059		Trane Technologies plc	14,061,103
19,636	*	Trimas Corp	642,490
30,230	*	United Rentals, Inc	9,962,297
20,461	*	Vectrus, Inc	926,679
13,236		W.W. Grainger, Inc	5,884,461
1,174		Wabash National Corp	17,187
4,192	*	WESCO International, Inc	446,238
36,655		Woodward Inc	4,455,782
36,530		Xylem, Inc	4,597,301
		TOTAL CAPITAL GOODS	446,189,843

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
540		ABM Industries, Inc	25,105
9,872		ACCO Brands Corp	88,256
279,575		ADT, Inc	2,932,742
970	*	ASGN Inc	98,096
15,838		Cintas Corp	6,243,023
234,604	*	Copart, Inc	34,486,788
650		Covanta Holding Corp	13,065
11,966	*	FTI Consulting, Inc	1,743,446
4,282		Heidrick & Struggles International, Inc	182,884
188		Herman Miller, Inc	8,112
8,866	*	Huron Consulting Group, Inc	435,587
4,156		ICF International, Inc	380,565
291,584		IHS Markit Ltd	34,068,675
232,801	*	KAR Auction Services, Inc	3,836,560
39,570	*	Kelly Services, Inc (Class A)	867,374
5,758		Kimball International, Inc (Class B)	71,284
19,611		Resources Connection, Inc	303,774
52,605		Robert Half International, Inc	5,166,337
1,210		Steelcase, Inc (Class A)	16,637
120,100		TransUnion	14,419,206
2,825	*	TriNet Group, Inc	234,419
14,026		Verisk Analytics, Inc	2,664,098
34,600	*	Viad Corp	1,586,410
145,676		Waste Management, Inc	21,597,924
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	131,470,367

CONSUMER DURABLES & APPAREL - 1.7%
13,930	*	Callaway Golf Co	441,302
396		Columbia Sportswear Co	39,450
48,547		DR Horton, Inc	4,632,840
41,286		Ethan Allen Interiors, Inc	981,368
25,865		Garmin Ltd	4,065,978
26,976	*	GoPro, Inc	276,234
9,306	*	Green Brick Partners, Inc	233,302
258		Hasbro, Inc	25,656
23,776	*	iRobot Corp	2,080,400
39,735		Lennar Corp (Class A)	4,178,135
27,336	*	Lululemon Athletica, Inc	10,939,047
49

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

17,259	*	Mohawk Industries, Inc	$3,363,779
5,483		Newell Brands Inc	135,704
425,740		Nike, Inc (Class B)	71,315,707
2,134	*	NVR, Inc	11,145,028
1,614	*	PVH Corp	168,857
136,133	*	Sonos, Inc	4,544,120
57,495		VF Corp	4,611,099
		TOTAL CONSUMER DURABLES & APPAREL	123,178,006

CONSUMER SERVICES - 2.9%
26,652	*	American Public Education, Inc	789,432
23,114	*	Booking Holdings, Inc	50,348,302
33,683	*	Bright Horizons Family Solutions	5,035,609
27,978		Carriage Services, Inc	1,040,222
42,424		Darden Restaurants, Inc	6,188,813
79,641	*	Dave & Buster’s Entertainment, Inc	2,650,452
320	*	Dine Brands Global Inc.	24,790
24,042		Domino’s Pizza, Inc	12,633,831
36,071	*	El Pollo Loco Holdings, Inc	671,281
12,999	*	frontdoor, Inc	636,171
7,258		Graham Holdings Co	4,824,102
237,102	*	Hilton Worldwide Holdings, Inc	31,167,058
28,107	*	Planet Fitness, Inc	2,114,490
214,045	*	Royal Caribbean Cruises Ltd	16,453,639
3,259	*	Shake Shack, Inc	327,660
73,527	*	Six Flags Entertainment Corp	3,055,047
483,650		Starbucks Corp	58,729,620
87,949	*	Terminix Global Holdings, Inc	4,617,323
19,207	*	Vail Resorts, Inc	5,861,976
74,915		Wendy’s	1,738,777
23,431	*	WW International Inc	720,269
		TOTAL CONSUMER SERVICES	209,628,864

DIVERSIFIED FINANCIALS - 7.1%
178,603		Ally Financial, Inc	9,173,050
316,873		American Express Co	54,036,353
60,154		Ameriprise Financial, Inc	15,493,264
502,214		Bank of New York Mellon Corp	25,778,645
64,474		BlackRock, Inc	55,909,918
616,865		Charles Schwab Corp	41,915,977
127,359		CME Group, Inc	27,016,665
280		Cohen & Steers, Inc	23,299
336,840		Discover Financial Services	41,875,949
8,872		Factset Research Systems, Inc	3,169,788
93,919		Franklin Resources, Inc	2,775,306
9,333	*	Green Dot Corp	429,971
386,629		Intercontinental Exchange Group, Inc	46,329,753
36,329		Invesco Ltd	885,701
18,792		MarketAxess Holdings, Inc	8,929,395
78,034		Moody’s Corp	29,340,784
613,023		Morgan Stanley	58,837,947
22,879		Nasdaq Inc	4,272,196
14,006	*,†	NewStar Financial, Inc	3,382
119,931		Northern Trust Corp	13,534,213
5,668	*	PRA Group, Inc	219,862
2,432		PROG Holdings, Inc	106,449
50

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

122,922		S&P Global, Inc	$52,699,120
123,600		State Street Corp	10,770,504
65,344		T Rowe Price Group, Inc	13,340,631
25,591		Voya Financial, Inc	1,648,060
		TOTAL DIVERSIFIED FINANCIALS	518,516,182

ENERGY - 2.7%
365,578		Antero Midstream Corp	3,472,991
168,015		APA Corp	3,150,281
255,419		Baker Hughes Co	5,425,100
2,812	*	ChampionX Corp	65,351
131,742	*	Cheniere Energy, Inc	11,188,848
559,773		Chevron Corp	56,990,489
12,907		Cimarex Energy Co	841,536
473,573		ConocoPhillips	26,548,502
2,207		Delek US Holdings, Inc	38,358
211,025	*	EQT Corp	3,880,750
294,235	*,e	Frank’s International NV	809,146
244,595	*	Helix Energy Solutions Group, Inc	1,015,069
96,629		Hess Corp	7,386,321
950,369		Kinder Morgan, Inc	16,517,413
681,982	*	Kosmos Energy Ltd	1,575,378
1,400,276		Marathon Oil Corp	16,229,199
702,032	*	NOV, Inc	9,695,062
12,097	*	Oceaneering International, Inc	160,406
19,522		ONEOK, Inc	1,014,558
496,614		Schlumberger Ltd	14,317,382
101,258	*	Select Energy Services, Inc	602,485
744,346	*	Southwestern Energy Co	3,505,870
201,345		Valero Energy Corp	13,484,075
		TOTAL ENERGY	197,914,570

FOOD & STAPLES RETAILING - 0.4%
191,931	*	BJ’s Wholesale Club Holdings, Inc	9,719,386
47,513	*	Performance Food Group Co	2,177,046
37,095		Pricesmart, Inc	3,328,905
59,184		SpartanNash Co	1,151,129
201,369	*	Sprouts Farmers Market, Inc	4,949,650
92,192	*	United Natural Foods, Inc	3,053,399
249,841	*	US Foods Holding Corp	8,579,540
		TOTAL FOOD & STAPLES RETAILING	32,959,055

FOOD, BEVERAGE & TOBACCO - 2.8%
70,442		Archer-Daniels-Midland Co	4,206,796
48,741	*,e	Beyond Meat, Inc	5,980,521
75,680		Campbell Soup Co	3,308,730
1,268,481		Coca-Cola Co	72,341,471
13,309	*	Darling International, Inc	919,253
52,427		Fresh Del Monte Produce, Inc	1,617,897
366,471		General Mills, Inc	21,570,483
3,800	*	Hain Celestial Group, Inc	151,658
206,505		Hormel Foods Corp	9,577,702
130,364		Kellogg Co	8,259,863
70,056		McCormick & Co, Inc	5,896,614
450,376		PepsiCo, Inc	70,686,513
6,553	*	TreeHouse Foods, Inc	290,953
		TOTAL FOOD, BEVERAGE & TOBACCO	204,808,454
51

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 8.0%
36,512	*	Abiomed, Inc	$11,944,536
40,357	*,e	Accelerate Diagnostics, Inc	301,063
42,465	*	Align Technology, Inc	29,547,147
255,113	*	Allscripts Healthcare Solutions, Inc	4,357,330
59,123	*	Angiodynamics, Inc	1,574,446
7,715	*	AtriCure, Inc	651,609
983	*	Axonics Modulation Technologies, Inc	66,795
18,940		Cardinal Health, Inc	1,124,657
408,000	*	Centene Corp	27,992,880
305,608		Cerner Corp	24,567,827
238,681	*	Cerus Corp	1,202,952
185,551		Cigna Corp	42,582,099
19,097		Computer Programs & Systems, Inc	602,892
34,556		Cooper Cos, Inc	14,574,684
86,367	*	Covetrus, Inc	2,198,904
232,750		Danaher Corp	69,240,798
174,825		Dentsply Sirona, Inc	11,545,443
47,832	*	DexCom, Inc	24,657,874
356,778	*	Edwards Lifesciences Corp	40,055,466
141,106	*	Envista Holdings Corp	6,078,846
12,520	*	Glaukos Corp	638,520
11,862	*	Globus Medical, Inc	986,563
10,134	*	Guardant Health, Inc	1,112,713
5,238	*	Haemonetics Corp	318,418
105,672		HCA Healthcare, Inc	26,227,790
55,315	*	Health Catalyst, Inc	3,211,589
22,037	*	Henry Schein, Inc	1,766,266
5,398	*	Heska Corp	1,299,299
92,217	*	Hologic, Inc	6,919,964
88,343		Humana, Inc	37,621,750
49,662	*	IDEXX Laboratories, Inc	33,697,157
7,998	*	Inogen, Inc	638,000
18,829	*	Integer Holding Corp	1,843,171
18,561	*	Intersect ENT, Inc	433,399
49,514	*	Intuitive Surgical, Inc	49,091,150
37,957	*	Laboratory Corp of America Holdings	11,240,966
25,670		LeMaitre Vascular, Inc	1,397,988
7,921	*	LivaNova plc	683,582
1,635	*	Magellan Health Services, Inc	154,213
12,655	*	Meridian Bioscience, Inc	259,428
57,619	*	Merit Medical Systems, Inc	4,038,516
94,024	*	NextGen Healthcare, Inc	1,525,069
36,544	*	Omnicell, Inc	5,353,696
51,150	*	OraSure Technologies, Inc	603,059
30,909	*	Orthofix Medical Inc	1,228,324
13,076	*	Penumbra, Inc	3,481,223
1,887		Premier, Inc	67,253
22,904		Quest Diagnostics, Inc	3,247,787
60,260	*	Quidel Corp	8,524,982
68,280		Resmed, Inc	18,558,504
41,276	*	Staar Surgical Co	5,280,026
27,192		STERIS plc	5,926,496
27,194	*	Tactile Systems Technology, Inc	1,331,962
52

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,310	*	Tandem Diabetes Care, Inc	$1,555,068
86,043	*	Teladoc, Inc	12,773,083
14,585	*	Triple-S Management Corp (Class B)	354,853
52,629	*	Vocera Communications, Inc	2,208,313
37,317		West Pharmaceutical Services, Inc	15,364,528
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	585,832,916

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
71,778		Clorox Co	12,983,922
260,833		Colgate-Palmolive Co	20,736,224
136,104		Estee Lauder Cos (Class A)	45,435,598
54,856		Kimberly-Clark Corp	7,445,056
655,112		Procter & Gamble Co	93,176,580
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	179,777,380

INSURANCE - 2.6%
275,241		Aflac, Inc	15,138,255
96,775		Allstate Corp	12,585,589
10,501		Arthur J. Gallagher & Co	1,462,894
198,853		Chubb Ltd	33,554,455
1,444	*	eHealth, Inc	75,102
909,210	*	Genworth Financial, Inc (Class A)	3,036,761
73,799		Lincoln National Corp	4,547,494
178,033		Loews Corp	9,547,910
237,157		Marsh & McLennan Cos, Inc	34,914,254
36,503		Metlife, Inc	2,106,223
245,742		Progressive Corp	23,384,809
268,139		Prudential Financial, Inc	26,888,979
128,444		Travelers Cos, Inc	19,127,881
12,115		Willis Towers Watson plc	2,496,659
		TOTAL INSURANCE	188,867,265

MATERIALS - 2.2%
15,724		Amcor plc	181,769
10,332		Aptargroup, Inc	1,332,001
242,787		Ball Corp	19,636,613
78,491	*	Century Aluminum Co	1,142,829
1,709		Compass Minerals International, Inc	117,169
378,897		DuPont de Nemours, Inc	28,436,220
194,299		Ecolab, Inc	42,907,048
945		H.B. Fuller Co	61,066
58,009		International Flavors & Fragrances, Inc	8,738,476
15,280		Martin Marietta Materials, Inc	5,551,224
121,472		Mosaic Co	3,793,571
417,007		Newmont Goldcorp Corp	26,196,380
127,761		Nucor Corp	13,289,699
19,087		PPG Industries, Inc	3,121,106
2,337		Reliance Steel & Aluminum Co	367,259
4,126		Schnitzer Steel Industries, Inc (Class A)	216,285
145,000	*	Summit Materials, Inc	4,872,000
21,681		Trinseo S.A.	1,178,579
26,495	*	US Concrete, Inc	1,929,101
		TOTAL MATERIALS	163,068,395

MEDIA & ENTERTAINMENT - 6.6%
446,292		Activision Blizzard, Inc	37,318,937
53

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,875		Cable One, Inc	$5,427,971
21,905	*	Cardlytics, Inc	2,759,154
183,270	*	Cinemark Holdings, Inc	2,846,183
738,211		Comcast Corp (Class A)	43,428,953
284,699	*	Discovery, Inc (Class C)	7,718,190
155,882		Electronic Arts, Inc	22,440,773
155,166		Gray Television, Inc	3,440,030
103,389	*	iHeartMedia, Inc	2,672,606
84,829	*	Imax Corp	1,369,140
104,365		Interpublic Group of Cos, Inc	3,690,346
48,734		John Wiley & Sons, Inc (Class A)	2,864,585
19,147	*	Liberty Broadband Corp (Class A)	3,286,965
170,308	*	Liberty Broadband Corp (Class C)	30,227,967
223,677	*	Live Nation, Inc	17,645,879
102,510	*	Netflix, Inc	53,056,101
58,591		New York Times Co (Class A)	2,565,114
200,000		Nuveen ESG Large-Cap ETF	8,203,620
294,588		Omnicom Group, Inc	21,451,898
522,807	*	Pinterest, Inc	30,793,332
4,632	*	Roku, Inc	1,983,932
38,431		Scholastic Corp	1,291,666
79,157		Sinclair Broadcast Group, Inc (Class A)	2,239,352
2,058,500	e	Sirius XM Holdings, Inc	13,318,495
77,379	*	Take-Two Interactive Software, Inc	13,419,066
8,077		TEGNA, Inc	143,124
179,898	*	TripAdvisor, Inc	6,827,129
649,520	*	Twitter, Inc	45,304,020
455,989	*	Walt Disney Co	80,263,184
39,121		World Wrestling Entertainment, Inc (Class A)	1,931,795
1,539,472	*	Zynga, Inc	15,548,667
		TOTAL MEDIA & ENTERTAINMENT	485,478,174

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
54,132	*	Acadia Pharmaceuticals, Inc	1,170,875
72,985	*	Aerie Pharmaceuticals, Inc	1,151,703
225,045		Agilent Technologies, Inc	34,483,645
46,854	*	Agios Pharmaceuticals, Inc	2,253,209
180,747		Amgen, Inc	43,657,630
19,093	*	AnaptysBio, Inc	438,757
198,633	*	Antares Pharma, Inc	873,985
68,699	*	Atara Biotherapeutics, Inc	875,912
7,618	*	Avrobio, Inc	56,069
2,503	*	Axsome Therapeutics, Inc	121,621
253,324	*,e	BioCryst Pharmaceuticals, Inc	4,083,583
59,313	*	Biogen, Inc	19,379,337
47,040	*	BioMarin Pharmaceutical, Inc	3,609,379
53,151	*	Bluebird Bio, Inc	1,350,567
724,679		Bristol-Myers Squibb Co	49,183,964
54,314	*	Collegium Pharmaceutical, Inc	1,351,876
279,150		Eli Lilly & Co	67,973,025
4,990	*,e	Esperion Thereapeutics, Inc	76,796
34,362	*	Flexion Therapeutics, Inc	203,767
369,794		Gilead Sciences, Inc	25,253,232
32,627	*	Halozyme Therapeutics, Inc	1,348,474
16,303	*	Illumina, Inc	8,082,212
32,728	*	Insmed, Inc	805,109
54

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

91,116	*	Intra-Cellular Therapies, Inc	$3,128,012
64,325	*	IQVIA Holdings, Inc	15,933,303
27,862	*	Jazz Pharmaceuticals plc	4,723,166
67,163	*	Karyopharm Therapeutics, Inc	559,468
32,897	*	MacroGenics, Inc	821,109
5,838	*	Mettler-Toledo International, Inc	8,603,519
2,895	*	Mirati Therapeutics, Inc	463,374
43,228	*	Novavax, Inc	7,752,077
365,030	*,e	Opko Health, Inc	1,255,703
42,303		Perrigo Co plc	2,031,813
66,120	*	Prothena Corp plc	3,312,612
9,835	*	Regeneron Pharmaceuticals, Inc	5,651,289
14,849	*	Repligen Corp	3,648,399
74,418	*	Revance Therapeutics, Inc	2,164,076
5,837	*	Sage Therapeutics, Inc	255,252
87,463	*	Sangamo Therapeutics Inc	837,896
607,784	*,e	TherapeuticsMD, Inc	607,784
123,624		Thermo Fisher Scientific, Inc	66,758,196
28,275	*	Ultragenyx Pharmaceutical, Inc	2,257,193
138,897	*	Vertex Pharmaceuticals, Inc	27,998,857
18,425	*	Waters Corp	7,182,249
238,042	*,e	ZIOPHARM Oncology, Inc	540,355
235,522		Zoetis, Inc	47,740,310
14,602	*	Zogenix, Inc	236,699
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	482,247,438

REAL ESTATE - 3.5%
48,860		Alexandria Real Estate Equities, Inc	9,837,472
199,024		American Tower Corp	56,283,987
72,632		Boston Properties, Inc	8,525,544
54,010		Brixmor Property Group, Inc	1,243,310
27,618		CatchMark Timber Trust, Inc	322,854
84,154	*	CBRE Group, Inc	8,117,495
7,957		Coresite Realty	1,099,737
23,373		Cousins Properties, Inc	928,376
46,458		Crown Castle International Corp	8,970,575
31,197		CyrusOne, Inc	2,223,410
309,873	*	DiamondRock Hospitality Co	2,668,006
8,358		Douglas Emmett, Inc	279,157
19,598		Easterly Government Properties, Inc	444,875
36,148		Equinix, Inc	29,656,181
33,420		First Industrial Realty Trust, Inc	1,830,748
52,368		Franklin Street Properties Corp	273,361
204,267		Healthpeak Properties Inc	7,551,751
296,126	*	Host Hotels and Resorts, Inc	4,717,287
32,022	*	Howard Hughes Corp	2,968,760
24,076		Hudson Pacific Properties	656,312
27,253		iStar Inc	660,340
5,945	*	Jones Lang LaSalle, Inc	1,323,179
4,739		Kilroy Realty Corp	328,270
88,542		Kimco Realty Corp	1,888,601
243,312		Macerich Co	3,965,986
4,166		Paramount Group, Inc	40,660
412,858	*	Park Hotels & Resorts, Inc	7,637,873
540		Piedmont Office Realty Trust, Inc	10,271
349,941		Prologis, Inc	44,806,446
55

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,690		QTS Realty Trust, Inc	$364,460
59,974	*	Realogy Holdings Corp	1,062,739
15,022		Regency Centers Corp	982,589
33,735		RLJ Lodging Trust	484,097
2,009		RMR Group, Inc	78,833
50,222		SBA Communications Corp	17,125,200
63,246		Ventas, Inc	3,780,846
297		Washington REIT	7,214
177,561		Welltower, Inc	15,422,948
238,457		Weyerhaeuser Co	8,043,155
58,638	*	Xenia Hotels & Resorts, Inc	1,036,720
		TOTAL REAL ESTATE	257,649,625

RETAILING - 4.5%
42,656	*	1-800-FLOWERS.COM, Inc (Class A)	1,301,008
1,216		Aaron’s Co, Inc	35,106
15,656		Advance Auto Parts, Inc	3,320,011
250		Buckle, Inc	10,520
1,601	*	CarMax, Inc	214,454
110,482	*	Designer Brands, Inc	1,609,723
627,982		eBay, Inc	42,834,652
6,360	*	Five Below, Inc	1,236,511
20,838		Gap, Inc	607,844
24,775	*	Genesco, Inc	1,423,324
29,239		Hibbett Sports, Inc	2,592,330
286,347		Home Depot, Inc	93,976,222
17,745	*	Lands’ End, Inc	680,166
77,025	*	LKQ Corp	3,909,019
212,649		Lowe’s Companies, Inc	40,975,336
424,516	*	Macy’s, Inc	7,216,772
35,671	*	MarineMax, Inc	1,918,743
397		Pool Corp	189,695
147,288	*	Quotient Technology, Inc	1,599,548
139,297	*	RealReal, Inc	2,299,793
44,159		Ross Stores, Inc	5,417,868
5,448	*	Sally Beauty Holdings, Inc	103,076
32,132		Shoe Carnival, Inc	1,082,848
218,871		Target Corp	57,136,275
467,945		TJX Companies, Inc	32,199,295
15,754		Tractor Supply Co	2,850,371
97,178	*,e	Wayfair, Inc	23,454,882
860		Winmark Corp	181,305
18,394	*	Zumiez, Inc	802,898
		TOTAL RETAILING	331,179,595

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
418,784		Applied Materials, Inc	58,600,445
22,180	*	Cirrus Logic, Inc	1,831,846
27,359	*	Cree, Inc	2,537,821
75,276	*	First Solar, Inc	6,476,747
1,290,206		Intel Corp	69,309,866
82,063		Lam Research Corp	52,307,777
572,160		NVIDIA Corp	111,565,479
625,390	*	ON Semiconductor Corp	24,427,733
18,585	*	Silicon Laboratories, Inc	2,768,979
335,251		Texas Instruments, Inc	63,905,546
56

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,239		Universal Display Corp	$3,104,413
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	396,836,652

SOFTWARE & SERVICES - 17.6%
215,152		Accenture plc	68,349,487
135,010	*	Adobe, Inc	83,926,266
8,239	*	Anaplan, Inc	471,271
8,948	*	Ansys, Inc	3,296,980
21,767	*	Aspen Technology, Inc	3,183,642
140,471	*	Autodesk, Inc	45,109,452
191,669		Automatic Data Processing, Inc	40,179,573
147,482	*	Avaya Holdings Corp	3,572,014
50,952	*	Benefitfocus, Inc	670,528
11,196	*	Bill.Com Holdings, Inc	2,315,557
86,552	*	Blackline, Inc	9,900,683
133,543	*	Cadence Design Systems, Inc	19,717,624
51,744	*	ChannelAdvisor Corp	1,205,118
27,122	*	Concentrix Corp	4,440,685
55,469		CSG Systems International, Inc	2,516,074
113,572		Dolby Laboratories, Inc (Class A)	11,027,841
437,308	*	DXC Technology Co	17,483,574
38,717	*	Elastic NV	5,732,439
57,024	*	ExlService Holdings, Inc	6,456,257
107,101	*	Five9, Inc	21,558,360
182		InterDigital, Inc	11,992
379,118		International Business Machines Corp	53,440,473
110,487		Intuit, Inc	58,554,795
216,899	*	Limelight Networks, Inc	609,486
236,276		Mastercard, Inc (Class A)	91,188,360
1,348,255	d	Microsoft Corp	384,131,332
87,517	*	New Relic, Inc	6,045,674
123,295	*	Nutanix, Inc	4,441,086
104,832	*	Okta, Inc	25,976,321
5,290	*	OneSpan, Inc	130,504
27,817	*	Paylocity Holding Corp	5,770,915
308,721	*	PayPal Holdings, Inc	85,061,897
54,901	*	Perficient, Inc	5,176,615
21,141	*	Qualys, Inc	2,147,080
28,640	*	Rapid7, Inc	3,257,800
290,719	*	salesforce.com, Inc	70,333,648
94,392	*	ServiceNow, Inc	55,492,113
34,748	*	Smartsheet, Inc	2,520,968
61,226	*	SPS Commerce, Inc	6,670,573
110,299	*	SVMK, Inc	2,316,279
67,259	*	Sykes Enterprises, Inc	3,609,118
58,543	*	Teradata Corp	2,907,245
29,975		TTEC Holdings, Inc	3,132,388
134,149	*,e	VMware, Inc (Class A)	20,624,067
74,003	*	WEX, Inc	14,040,589
114,568	*	Workday, Inc	26,854,739
9,332	*	Workiva, Inc	1,211,014
		TOTAL SOFTWARE & SERVICES	1,286,770,496

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
73,619		Avnet, Inc	3,041,937
41,067		Benchmark Electronics, Inc	1,084,169
57

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

131,980	*	Ciena Corp	$7,673,317
1,358,186		Cisco Systems, Inc	75,202,759
190,295		Cognex Corp	17,204,571
34,326		CTS Corp	1,201,067
5,701	*	ePlus, Inc	527,114
50,687	*	Fabrinet	4,790,935
1,520,006		Hewlett Packard Enterprise Co	22,040,087
1,221,596		HP, Inc	35,267,477
39,174	*	Insight Enterprises, Inc	3,932,286
3,493	*	Itron, Inc	344,480
154,293	*	Keysight Technologies, Inc	25,388,913
37,235	*	Kimball Electronics, Inc	759,222
126,755	*	Knowles Corp	2,540,170
14,814	*	Lumentum Holdings, Inc	1,244,228
6,814		Methode Electronics, Inc	325,914
3,474		Motorola Solutions, Inc	777,898
54,373		National Instruments Corp	2,398,393
3,344	*	Novanta, Inc	469,531
500	*	OSI Systems, Inc	50,025
55,453	*	Ribbon Communications, Inc	383,180
11,038	*	Rogers Corp	2,103,843
31,362		SYNNEX Corp	3,749,013
353,989	*	Trimble Inc	30,266,059
179,596	*	TTM Technologies, Inc	2,512,548
73,134		Vishay Intertechnology, Inc	1,618,455
18,688	*	Vishay Precision Group, Inc	678,935
276,797		Vontier Corp	8,954,383
304,889		Xerox Holdings Corp	7,356,972
65,625	*	Zebra Technologies Corp (Class A)	36,256,500
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	300,144,381

TELECOMMUNICATION SERVICES - 1.5%
167,393	*	Iridium Communications, Inc	7,069,006
247,927	*	T-Mobile US, Inc	35,706,447
1,261,731		Verizon Communications, Inc	70,379,355
		TOTAL TELECOMMUNICATION SERVICES	113,154,808

TRANSPORTATION - 1.9%
43,563		ArcBest Corp	2,575,009
26,629	*	Avis Budget Group, Inc	2,204,082
55,101		CH Robinson Worldwide, Inc	4,913,356
1,265,121		CSX Corp	40,888,711
787,884	*	Delta Air Lines, Inc	31,436,572
45,853	*	Echo Global Logistics, Inc	1,418,233
101,378		Expeditors International of Washington, Inc	13,001,729
5,175		Kansas City Southern	1,385,865
180		Landstar System, Inc	28,260
113,436		Norfolk Southern Corp	29,247,204
50,452		Old Dominion Freight Line	13,579,156
9		Ryder System, Inc	685
		TOTAL TRANSPORTATION	140,678,862

UTILITIES - 2.2%
276,600		American Electric Power Co, Inc	24,373,992
31,187		American Water Works Co, Inc	5,305,220
10,650		CMS Energy Corp	658,063
58

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY			VALUE

187,145		Consolidated Edison, Inc			$13,805,687
187,480		Dominion Energy, Inc			14,036,628
19,802		DTE Energy Co			2,323,171
134,706		Eversource Energy			11,621,087
290		Ormat Technologies, Inc			20,225
206,735		Public Service Enterprise Group, Inc			12,865,119
163,123		Sempra Energy			21,312,020
6,282	e	South Jersey Industries, Inc			158,118
499,130		Southern Co			31,879,433
18,122	*	Sunnova Energy International, Inc			690,448
30,558		UGI Corp			1,405,362
112,385		WEC Energy Group, Inc			10,579,924
180,121		Xcel Energy, Inc			12,293,258
		TOTAL UTILITIES			163,327,755

		TOTAL COMMON STOCKS			7,296,777,605
		(Cost $4,428,353,193)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
21,053	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.2%
$10,000,000		Federal Home Loan Bank (FHLB)	0.000%	08/17/21	9,999,875
6,550,000		FHLB	0.000	08/18/21	6,549,913
		TOTAL GOVERNMENT AGENCY DEBT			16,549,788

REPURCHASE AGREEMENT - 0.1%
4,165,000	r	Fixed Income Clearing Corp (FICC)	0.020	08/02/21	4,165,000
		TOTAL REPURCHASE AGREEMENT			4,165,000

TREASURY DEBT - 0.2%
11,605,000		United States Treasury Bill	0.000	08/03/21	11,604,993
4,613,000		United States Treasury Bill	0.000	08/05/21	4,612,988
		TOTAL TREASURY DEBT			16,217,981
59

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
30,884,133	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050%	$30,884,133
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		30,884,133

		TOTAL SHORT-TERM INVESTMENTS		67,816,902
		(Cost $67,816,833)
		TOTAL INVESTMENTS - 100.5%		7,364,594,507
		(Cost $4,496,170,026)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%		(36,102,334)
		NET ASSETS - 100.0%		$7,328,492,173

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $62,952,827.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $4,165,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $4,248,357.

Futures contracts outstanding as of July 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	170	09/17/21	$36,875,760	$37,310,750	$434,990

60

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 2.3%
20,686	*	American Axle & Manufacturing Holdings, Inc	$200,447
32,988	*	Aptiv plc	5,504,048
22,413	*	Tesla, Inc	15,402,214
		TOTAL AUTOMOBILES & COMPONENTS	21,106,709

BANKS - 3.2%
1,105		Amalgamated Financial Corp	16,973
3,289	*	Amerant Bancorp Inc	72,851
5,989		Berkshire Hills Bancorp, Inc	161,943
3,941		Brookline Bancorp, Inc	56,632
3,200		Bryn Mawr Bank Corp	125,216
339		Camden National Corp	15,177
1,460		CBTX, Inc	38,398
108,027		Citigroup, Inc	7,304,786
49,591		Citizens Financial Group, Inc	2,090,757
3,253		Comerica, Inc	223,351
2,370	*	Customers Bancorp, Inc	85,841
2,710		Dime Community Bancshares, Inc	89,484
129		Federal Agricultural Mortgage Corp (FAMC)	12,577
119		First Commonwealth Financial Corp	1,567
5,530		First Republic Bank	1,078,461
4,571		Great Western Bancorp, Inc	140,787
414		HomeStreet, Inc	15,612
16,834		Huntington Bancshares, Inc	237,023
3,981		Kearny Financial Corp	47,891
33,252		Keycorp	653,734
262		Live Oak Bancshares, Inc	15,770
48,945		MGIC Investment Corp	677,399
1,482		National Bank Holdings Corp	52,552
22,902		New York Community Bancorp, Inc	269,786
33,195		PNC Financial Services Group, Inc	6,055,100
1,527		Premier Financial Corp	40,893
2,454		QCR Holdings, Inc	120,467
65,064		Regions Financial Corp	1,252,482
2,387	*	SVB Financial Group	1,312,754
6,131	*	Texas Capital Bancshares, Inc	386,130
6,108	*	Tristate Capital Holdings, Inc	124,053
109,550		Truist Financial Corp	5,962,806
1,445		Univest Financial Corp	39,535
3,256		WesBanco, Inc	105,104
5,184		Zions Bancorporation	270,346
		TOTAL BANKS	29,154,238

CAPITAL GOODS - 7.0%
34,695		3M Co	6,867,528
9,282	*	Axon Enterprise, Inc	1,726,638
61

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

16,323	*	Bloom Energy Corp	$355,841
430		Carlisle Cos, Inc	86,963
57,525		Carrier Global Corp	3,178,256
32,523		Caterpillar, Inc	6,724,130
7,126		Curtiss-Wright Corp	843,006
18,462		Deere & Co	6,675,675
31,566		Eaton Corp	4,989,006
271		EMCOR Group, Inc	33,011
26,606		Emerson Electric Co	2,684,279
28,654		Fastenal Co	1,569,380
18,048		Fortive Corp	1,311,368
1,014	*	Generac Holdings, Inc	425,231
3,873		Granite Construction, Inc	148,801
13,285	*	Hexcel Corp	722,970
21,477		Illinois Tool Works, Inc	4,868,192
32,510		Johnson Controls International plc	2,321,864
10,631		Maxar Technologies, Inc	385,586
10,481	*	Mercury Systems, Inc	691,746
1,616		Moog, Inc (Class A)	125,838
3,920		Owens Corning, Inc	376,947
7,907		PACCAR, Inc	656,202
11,916	*	PAE, Inc	106,291
7,728		Parker-Hannifin Corp	2,411,368
5,962		Quanta Services, Inc	541,946
4,893	*	Raven Industries, Inc	285,017
6,567		Rockwell Automation, Inc	2,018,827
2,252		Roper Technologies Inc	1,106,498
20,252		Stanley Black & Decker, Inc	3,990,657
9,259	*	Teledyne Technologies, Inc	4,192,197
2,387		Trane Technologies plc	486,017
1,593	*	United Rentals, Inc	524,973
2,509	*	Vectrus, Inc	113,633
537		W.W. Grainger, Inc	238,739
143	*	WESCO International, Inc	15,222
3,439		Woodward Inc	418,045
1,778		Xylem, Inc	223,761
		TOTAL CAPITAL GOODS	64,441,649

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
6,190		ACCO Brands Corp	55,339
30,235		ADT, Inc	317,165
13,155		Cintas Corp	5,185,438
36,112	*	Copart, Inc	5,308,464
1,243		Heidrick & Struggles International, Inc	53,089
1,324		Herman Miller, Inc	57,131
278		ICF International, Inc	25,456
44,056		IHS Markit Ltd	5,147,503
162		Insperity, Inc	16,046
4,819		Interface, Inc	69,490
2,761	*	KAR Auction Services, Inc	45,501
5,463	*	Kelly Services, Inc (Class A)	119,749
7		Kforce, Inc	437
2,978		Kimball International, Inc (Class B)	36,868
2,521		Resources Connection, Inc	39,050
1,902	*	SP Plus Corp	62,367
5,558		TransUnion	667,293
1,943	*	TrueBlue, Inc	52,830
62

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

393		Verisk Analytics, Inc	$74,646
2,446	*	Viad Corp	112,149
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,446,011

CONSUMER DURABLES & APPAREL - 1.7%
4,967		DR Horton, Inc	474,001
702		Garmin Ltd	110,354
5		Hasbro, Inc	497
1,724	*	iRobot Corp	150,850
4,908		Lennar Corp (Class A)	516,076
10,586	*	Lululemon Athletica, Inc	4,236,200
52,222		Nike, Inc (Class B)	8,747,707
118	*	NVR, Inc	616,267
9,623	*	Sonos, Inc	321,216
10,943	*	Tupperware Brands Corp	228,599
7,020		VF Corp	563,004
		TOTAL CONSUMER DURABLES & APPAREL	15,964,771

CONSUMER SERVICES - 3.0%
3,927	*	American Public Education, Inc	116,318
2,887	*	Booking Holdings, Inc	6,288,637
3,091	*	Bright Horizons Family Solutions	462,104
1,115		Carriage Services, Inc	41,456
8,720		Darden Restaurants, Inc	1,272,074
5,630	*	Dave & Buster’s Entertainment, Inc	187,366
2,879		Domino’s Pizza, Inc	1,512,886
1,397	*	El Pollo Loco Holdings, Inc	25,998
128	*	frontdoor, Inc	6,264
333		Graham Holdings Co	221,332
39,426	*	Hilton Worldwide Holdings, Inc	5,182,548
39,377	*	Royal Caribbean Cruises Ltd	3,026,910
4,968	*	Six Flags Entertainment Corp	206,420
60,870		Starbucks Corp	7,391,444
8,519	*	Terminix Global Holdings, Inc	447,248
2,511	*	Vail Resorts, Inc	766,357
191	*	WW International Inc	5,871
		TOTAL CONSUMER SERVICES	27,161,233

DIVERSIFIED FINANCIALS - 6.0%
6,499		Ally Financial, Inc	333,789
39,685		American Express Co	6,767,483
51,231		Bank of New York Mellon Corp	2,629,687
7,877		BlackRock, Inc	6,830,698
88,051		Charles Schwab Corp	5,983,065
19,549		CME Group, Inc	4,146,929
335		Diamond Hill Investment Group, Inc	57,704
21,600		Discover Financial Services	2,685,312
2,047	*	Donnelley Financial Solutions, Inc	65,934
5,328	*	Encore Capital Group, Inc	252,227
44,554		Intercontinental Exchange Group, Inc	5,338,906
14,643		Moody’s Corp	5,505,768
75,612		Morgan Stanley	7,257,240
544	*,†	NewStar Financial, Inc	131
14,641		S&P Global, Inc	6,276,890
11,874		State Street Corp	1,034,700
1,079		T Rowe Price Group, Inc	220,289
		TOTAL DIVERSIFIED FINANCIALS	55,386,752
63

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 1.7%
26,923		Archrock, Inc	$231,807
163,735		Baker Hughes Co	3,477,731
8,518		Cactus, Inc	306,989
44,747	*	ChampionX Corp	1,039,920
41,670	*	Cheniere Energy, Inc	3,539,033
30,680	*	Clean Energy Fuels Corp	230,407
14,484		Delek US Holdings, Inc	251,732
2,093	*	DMC Global, Inc	91,611
7,049	*	Dril-Quip, Inc	201,460
26,097	*	Frank’s International NV	71,767
28,172	*	Helix Energy Solutions Group, Inc	116,914
17,357	*	Liberty Oilfield Services, Inc	176,868
86,515	*	NOV, Inc	1,194,772
20,594	*	Oceaneering International, Inc	273,076
72,473		ONEOK, Inc	3,766,422
5,324	*	Renewable Energy Group, Inc	326,095
9,050	*	Select Energy Services, Inc	53,847
11,304		World Fuel Services Corp	389,536
		TOTAL ENERGY	15,739,987

FOOD & STAPLES RETAILING - 0.4%
17,173	*	BJ’s Wholesale Club Holdings, Inc	869,641
22,067	*	Performance Food Group Co	1,011,110
5,542		SpartanNash Co	107,792
18,448	*	Sprouts Farmers Market, Inc	453,452
6,704	*	United Natural Foods, Inc	222,036
24,573	*	US Foods Holding Corp	843,837
		TOTAL FOOD & STAPLES RETAILING	3,507,868

FOOD, BEVERAGE & TOBACCO - 3.0%
45,249		Archer-Daniels-Midland Co	2,702,270
6,700	*,e	Beyond Meat, Inc	822,090
158,391		Coca-Cola Co	9,033,039
1,258	*	Darling International, Inc	86,890
2,570		Fresh Del Monte Produce, Inc	79,310
53,245		General Mills, Inc	3,134,001
87	*	Hain Celestial Group, Inc	3,472
38,355		Hormel Foods Corp	1,778,905
6,455		Kellogg Co	408,989
9,648		McCormick & Co, Inc	812,072
57,000		PepsiCo, Inc	8,946,150
		TOTAL FOOD, BEVERAGE & TOBACCO	27,807,188

HEALTH CARE EQUIPMENT & SERVICES - 7.5%
2,773	*	Abiomed, Inc	907,159
126	*	Acadia Healthcare Co, Inc	7,777
3,696	*	Accelerate Diagnostics, Inc	27,572
8,706	*	Align Technology, Inc	6,057,635
8,131	*	Allscripts Healthcare Solutions, Inc	138,877
43	*	AMN Healthcare Services, Inc	4,324
2,779	*	Angiodynamics, Inc	74,005
22,631	*	Brookdale Senior Living, Inc	170,185
64

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

49,903	*	Centene Corp	$3,423,845
22,079		Cerner Corp	1,774,931
10,266	*	Cerus Corp	51,741
23,764		Cigna Corp	5,453,600
2,905		Computer Programs & Systems, Inc	91,711
2,215		Cooper Cos, Inc	934,220
28,133		Danaher Corp	8,369,286
15,250		Dentsply Sirona, Inc	1,007,110
6,801	*	DexCom, Inc	3,505,983
53,411	*	Edwards Lifesciences Corp	5,996,453
295		Encompass Health Corp	24,559
9,467	*	Envista Holdings Corp	407,838
517	*	Guardant Health, Inc	56,767
23,647		HCA Healthcare, Inc	5,869,185
3,910	*	Health Catalyst, Inc	227,015
1,150		Hill-Rom Holdings, Inc	159,229
6,341	*	Hologic, Inc	475,829
10,486		Humana, Inc	4,465,568
8,435	*	IDEXX Laboratories, Inc	5,723,400
90	*	Integer Holding Corp	8,810
6,206	*	Intersect ENT, Inc	144,910
6,985	*	Intuitive Surgical, Inc	6,925,348
62	*	LivaNova plc	5,351
2,340	*	NextGen Healthcare, Inc	37,955
5,147	*	Omnicell, Inc	754,035
4,963	*	OraSure Technologies, Inc	58,514
1,385	*	Orthofix Medical Inc	55,040
69	*	Penumbra, Inc	18,370
1,739	*	Quidel Corp	246,016
16,785	*	Quotient Ltd	57,237
586	*	RadNet, Inc	21,530
6,489		Resmed, Inc	1,763,710
2,949	*	Staar Surgical Co	377,236
368	*	Tactile Systems Technology, Inc	18,025
1,379	*	Tandem Diabetes Care, Inc	149,856
9,066	*	Teladoc, Inc	1,345,848
272	*	Tivity Health, Inc	6,822
3,682	*	Triple-S Management Corp (Class B)	89,583
3,852	*	Vocera Communications, Inc	161,630
3,424		West Pharmaceutical Services, Inc	1,409,763
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	69,061,393

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
1,263		Clorox Co	228,464
49,871		Colgate-Palmolive Co	3,964,745
17,036		Estee Lauder Cos (Class A)	5,687,128
1,875		Kimberly-Clark Corp	254,475
81,188		Procter & Gamble Co	11,547,369
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	21,682,181

INSURANCE - 3.2%
48,655		Aflac, Inc	2,676,025
5,460		Allstate Corp	710,073
36,274		Chubb Ltd	6,120,875
86,123	*	Genworth Financial, Inc (Class A)	287,651
4,760		Lincoln National Corp	293,311
65

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

41,554		Loews Corp	$2,228,541
37,607		Marsh & McLennan Cos, Inc	5,536,503
93,257		Metlife, Inc	5,380,929
6,495		ProAssurance Corp	131,719
12,140		Progressive Corp	1,155,242
30,958		Prudential Financial, Inc	3,104,468
11,412		Travelers Cos, Inc	1,699,475
300		Willis Towers Watson plc	61,824
		TOTAL INSURANCE	29,386,636

MATERIALS - 2.7%
36,547		Ball Corp	2,955,921
3,176	*	Clearwater Paper Corp	93,660
81		Compass Minerals International, Inc	5,553
9,255	*	Domtar Corp	508,192
55,845		DuPont de Nemours, Inc	4,191,167
25,736		Ecolab, Inc	5,683,281
1,370		Innospec, Inc	121,176
6,388		International Flavors & Fragrances, Inc	962,288
3,928	*	Koppers Holdings, Inc	120,629
1,729		Martin Marietta Materials, Inc	628,146
47,168		Mosaic Co	1,473,057
3,959		Myers Industries, Inc	83,852
75,697		Newmont Goldcorp Corp	4,755,286
6,517		PPG Industries, Inc	1,065,660
2,256		Reliance Steel & Aluminum Co	354,530
2,888		Schnitzer Steel Industries, Inc (Class A)	151,389
3,886		Scotts Miracle-Gro Co (Class A)	687,667
1,475		Steel Dynamics, Inc	95,064
4,276		Trinseo S.A.	232,443
2,689	*	US Concrete, Inc	195,786
		TOTAL MATERIALS	24,364,747

MEDIA & ENTERTAINMENT - 5.9%
53,752		Activision Blizzard, Inc	4,494,742
336		Cable One, Inc	634,365
18,250	*	Cinemark Holdings, Inc	283,423
36,556		Comcast Corp (Class A)	2,150,589
24,973	*,e	Discovery, Inc (Class A)	724,467
44,563	*	Discovery, Inc (Class C)	1,208,103
18,047		Electronic Arts, Inc	2,598,046
14,623		Gray Television, Inc	324,192
768	*	Hemisphere Media Group, Inc	9,761
9,193	*	iHeartMedia, Inc	237,639
7,724	*	Imax Corp	124,665
32,301		Interpublic Group of Cos, Inc	1,142,163
3,586		John Wiley & Sons, Inc (Class A)	210,785
4,125	*	Liberty Broadband Corp (Class A)	708,139
15,412	*	Liberty Broadband Corp (Class C)	2,735,476
24,361	*	Live Nation, Inc	1,921,839
4,188	*	Netflix, Inc	2,167,583
10,118		New York Times Co (Class A)	442,966
17,682		Omnicom Group, Inc	1,287,603
74,317	*	Pinterest, Inc	4,377,271
11,538	*	Roku, Inc	4,941,841
2,171		Scholastic Corp	72,967
66

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

6,895		Sinclair Broadcast Group, Inc (Class A)	$195,060
196,515	e	Sirius XM Holdings, Inc	1,271,452
8,178	*	Take-Two Interactive Software, Inc	1,418,229
18,129		TEGNA, Inc	321,246
14,313	*	TripAdvisor, Inc	543,178
80,534	*	Twitter, Inc	5,617,247
60,741	*	Walt Disney Co	10,691,631
4,324	*	WideOpenWest, Inc	96,166
4,343		World Wrestling Entertainment, Inc (Class A)	214,457
64,519	*	Zynga, Inc	651,642
		TOTAL MEDIA & ENTERTAINMENT	53,818,933

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
4,202	*	Aerie Pharmaceuticals, Inc	66,308
22,005		Agilent Technologies, Inc	3,371,826
6,524	*	Agios Pharmaceuticals, Inc	313,739
30,419		Amgen, Inc	7,347,405
9,859	*	Antares Pharma, Inc	43,380
7,200	*	Atara Biotherapeutics, Inc	91,800
7,278	*	Avrobio, Inc	53,566
18,693	*	BioCryst Pharmaceuticals, Inc	301,331
19,655	*	BioDelivery Sciences International, Inc	73,903
5,322	*	Biogen, Inc	1,738,857
1,272	*	BioMarin Pharmaceutical, Inc	97,601
8,261	*	Bluebird Bio, Inc	209,912
112,046		Bristol-Myers Squibb Co	7,604,562
35,824		Eli Lilly & Co	8,723,144
1,573	*,e	Esperion Thereapeutics, Inc	24,209
10,300	*	Flexion Therapeutics, Inc	61,079
45,225		Gilead Sciences, Inc	3,088,415
12,356	*	Illumina, Inc	6,125,487
4,157	*	Insmed, Inc	102,262
5,648	*	Intra-Cellular Therapies, Inc	193,896
1,896	*	IQVIA Holdings, Inc	469,639
3,271	*,e	Kala Pharmaceuticals, Inc	11,285
8,497	*	Karyopharm Therapeutics, Inc	70,780
5,337	*	MacroGenics, Inc	133,212
5,958	*	Novavax, Inc	1,068,448
6,517	*,e	Opko Health, Inc	22,419
2,785	*	Prothena Corp plc	139,529
10,477	*,e	Provention Bio, Inc	63,595
5,509	*	Radius Health, Inc	83,351
417	*	Reata Pharmaceuticals, Inc	52,254
5,061	*	Regeneron Pharmaceuticals, Inc	2,908,101
2,210	*	Revance Therapeutics, Inc	64,267
6,238	*	Sage Therapeutics, Inc	272,788
7,138	*	Sangamo Therapeutics Inc	68,382
69,083	*,e	TherapeuticsMD, Inc	69,083
16,483		Thermo Fisher Scientific, Inc	8,900,985
2,551	*	Ultragenyx Pharmaceutical, Inc	203,646
16,390	*	Vertex Pharmaceuticals, Inc	3,303,896
183	*	Waters Corp	71,335
44,837	*	ZIOPHARM Oncology, Inc	101,780
31,809		Zoetis, Inc	6,447,684
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	64,159,141
67

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.7%
2,875		Alexandria Real Estate Equities, Inc	$578,852
349		American Campus Communities, Inc	17,558
25,231		American Tower Corp	7,135,327
5,091		Boston Properties, Inc	597,582
5,384		CatchMark Timber Trust, Inc	62,939
7,158	*	CBRE Group, Inc	690,461
6,445		City Office REIT, Inc	82,947
14,398		Crown Castle International Corp	2,780,110
37		CyrusOne, Inc	2,637
24,207	*	DiamondRock Hospitality Co	208,422
11,972		Empire State Realty Trust, Inc	136,840
6,547		Equinix, Inc	5,371,224
21,280		Franklin Street Properties Corp	111,082
4,263		Healthpeak Properties Inc	157,603
39,784	*	Host Hotels and Resorts, Inc	633,759
2,503	*	Howard Hughes Corp	232,053
973		Hudson Pacific Properties	26,524
6,811		Iron Mountain, Inc	298,049
22,106		Macerich Co	360,328
32,490		Paramount Group, Inc	317,102
33,468	*	Park Hotels & Resorts, Inc	619,158
50,543		Prologis, Inc	6,471,526
1,297		Regency Centers Corp	84,837
21,708		RLJ Lodging Trust	311,510
8,969		SBA Communications Corp	3,058,339
3,687		SL Green Realty Corp	274,534
17,766	*	Sunstone Hotel Investors, Inc	205,020
4,386	*	Tejon Ranch Co	79,957
3,285		Ventas, Inc	196,377
25,318		Welltower, Inc	2,199,121
13,732	*	Xenia Hotels & Resorts, Inc	242,782
		TOTAL REAL ESTATE	33,544,560

RETAILING - 4.9%
5,152	*	1-800-FLOWERS.COM, Inc (Class A)	157,136
10,384	*	Designer Brands, Inc	151,295
75,859		eBay, Inc	5,174,342
1,171	*	Genesco, Inc	67,274
703		Hibbett Sports, Inc	62,328
35,661		Home Depot, Inc	11,703,584
519	*	Lands’ End, Inc	19,893
11	*	LKQ Corp	558
38,051		Lowe’s Companies, Inc	7,332,047
39,162	*	Macy’s, Inc	665,754
5,592	*	Nordstrom, Inc	185,095
18,211	*	Quotient Technology, Inc	197,772
12,826	*	RealReal, Inc	211,757
12,269		Ross Stores, Inc	1,505,284
1,635		Signet Jewelers Ltd	105,196
27,533		Target Corp	7,187,490
90,595		TJX Companies, Inc	6,233,842
16,736	*,e	Wayfair, Inc	4,039,401
104		Winmark Corp	21,925
309	*	Zumiez, Inc	13,488
		TOTAL RETAILING	45,035,461
68

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
51,658		Applied Materials, Inc	$7,228,504
67		Brooks Automation, Inc	5,964
5,538	*	Cirrus Logic, Inc	457,383
1,373	*	Cree, Inc	127,359
18,633	*	First Solar, Inc	1,603,183
166,599		Intel Corp	8,949,698
10,236		Lam Research Corp	6,524,529
71,548		NVIDIA Corp	13,951,145
47,266	*	ON Semiconductor Corp	1,846,210
10,812	*	Rambus, Inc	255,812
1,540	*	Silicon Laboratories, Inc	229,445
42,685		Texas Instruments, Inc	8,136,615
1,125		Universal Display Corp	263,801
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	49,579,648

SOFTWARE & SERVICES - 16.2%
27,175		Accenture plc	8,632,954
16,725	*	Adobe, Inc	10,396,762
17,237	*	Autodesk, Inc	5,535,318
30,426		Automatic Data Processing, Inc	6,378,202
5,540	*	Avaya Holdings Corp	134,179
2,397	*	Benefitfocus, Inc	31,545
960	*	Blackline, Inc	109,814
2,479	*	Cadence Design Systems, Inc	366,024
3,080	*	ChannelAdvisor Corp	71,733
5,062	*	Concentrix Corp	828,801
3,962		CSG Systems International, Inc	179,716
6,043		Dolby Laboratories, Inc (Class A)	586,775
49,716	*	DXC Technology Co	1,987,646
330	*	Elastic NV	48,860
3,754	*	ExlService Holdings, Inc	425,028
1,161	*	Five9, Inc	233,698
50,183		International Business Machines Corp	7,073,796
13,375		Intuit, Inc	7,088,349
19,627	*	Limelight Networks, Inc	55,152
29,413		Mastercard, Inc (Class A)	11,351,653
160,444	d	Microsoft Corp	45,712,100
6,139	*	New Relic, Inc	424,082
3,674	*	Nutanix, Inc	132,338
20,876	*	Okta, Inc	5,172,864
3,687	*	OneSpan, Inc	90,958
39,852	*	PayPal Holdings, Inc	10,980,422
3,577	*	Perficient, Inc	337,275
34,811	*	salesforce.com, Inc	8,421,825
11,543	*	ServiceNow, Inc	6,786,014
2,174	*	SPS Commerce, Inc	236,857
5,395	*	SVMK, Inc	113,295
4,281	*	Sykes Enterprises, Inc	229,719
9,005	*	Teradata Corp	447,188
1,948		TTEC Holdings, Inc	203,566
9,518	*	VMware, Inc (Class A)	1,463,297
6,809	*	WEX, Inc	1,291,872
19,568	*	Workday, Inc	4,586,739
		TOTAL SOFTWARE & SERVICES	148,146,416
69

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
9,516		Adtran, Inc	$213,254
9,399		Avnet, Inc	388,367
2,779		Badger Meter, Inc	280,762
7,360		Benchmark Electronics, Inc	194,304
9,562	*	Ciena Corp	555,935
168,206		Cisco Systems, Inc	9,313,566
18,620		Cognex Corp	1,683,434
845	*	Coherent, Inc	207,819
3,035		CTS Corp	106,195
2,346	*	ePlus, Inc	216,911
4,056	*	Fabrinet	383,373
1,692	*	FARO Technologies, Inc	123,330
19,930	*	Harmonic, Inc	176,380
203,356		Hewlett Packard Enterprise Co	2,948,662
184,644		HP, Inc	5,330,672
3,827	*	Insight Enterprises, Inc	384,154
20,794	*	Keysight Technologies, Inc	3,421,653
3,987	*	Kimball Electronics, Inc	81,295
17,325	*	Knowles Corp	347,193
172	*	Lumentum Holdings, Inc	14,446
600		Methode Electronics, Inc	28,698
147	*	OSI Systems, Inc	14,707
2,594	*	Plexus Corp	234,290
644	*	Ribbon Communications, Inc	4,450
5,062		SYNNEX Corp	605,111
54,887	*	Trimble Inc	4,692,839
17,643	*	TTM Technologies, Inc	246,826
48		Vishay Intertechnology, Inc	1,062
2,060	*	Vishay Precision Group, Inc	74,840
30,985		Vontier Corp	1,002,365
34,198		Xerox Holdings Corp	825,198
9,544	*	Zebra Technologies Corp (Class A)	5,272,869
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	39,374,960

TELECOMMUNICATION SERVICES - 2.7%
302,896		AT&T, Inc	8,496,233
8,310	*	Cincinnati Bell, Inc	127,475
7,938	*	Iridium Communications, Inc	335,222
43,426	*	T-Mobile US, Inc	6,254,212
165,202		Verizon Communications, Inc	9,214,968
		TOTAL TELECOMMUNICATION SERVICES	24,428,110

TRANSPORTATION - 1.5%
3,575	*	Avis Budget Group, Inc	295,903
187,824		CSX Corp	6,070,472
2,894	*	Echo Global Logistics, Inc	89,511
18,763		Expeditors International of Washington, Inc	2,406,355
5,920		Kansas City Southern	1,585,376
5,982		Macquarie Infrastructure Co LLC	236,289
10,563		Old Dominion Freight Line	2,843,031
2,512		Ryder System, Inc	191,289
		TOTAL TRANSPORTATION	13,718,226
70

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY			VALUE

UTILITIES - 1.5%
17,387		American Water Works Co, Inc			$2,957,702
30,454		Consolidated Edison, Inc			2,246,592
32,947		Eversource Energy			2,842,338
1,853		Ormat Technologies, Inc			129,228
32,941		Sempra Energy			4,303,742
5,408		Southwest Gas Holdings Inc			378,181
22,816		UGI Corp			1,049,308
		TOTAL UTILITIES			13,907,091

		TOTAL COMMON STOCKS			907,923,909
		(Cost $703,447,121)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
1,550	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 1.1%
$10,000,000		Federal Home Loan Bank (FHLB)	0.000%	08/17/21	9,999,875
		TOTAL GOVERNMENT AGENCY DEBT			9,999,875

REPURCHASE AGREEMENT - 0.2%
1,525,000	r	Fixed Income Clearing Corp (FICC)	0.020	08/02/21	1,525,000
		TOTAL REPURCHASE AGREEMENT			1,525,000

TREASURY DEBT - 1.0%
9,319,000		United States Treasury Bill	0.000	08/03/21	9,318,994
		TOTAL TREASURY DEBT			9,318,994

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
924,005	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		924,005
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			924,005

		TOTAL SHORT-TERM INVESTMENTS			21,767,874
		(Cost $21,767,836)
		TOTAL INVESTMENTS - 101.5%			929,691,783
		(Cost $725,214,957)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(13,895,150)
		NET ASSETS - 100.0%			$915,796,633

		Abbreviation(s):
		REIT Real Estate Investment Trust
71

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,994,418.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $1,525,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $1,555,541.

Futures contracts outstanding as of July 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	27	09/17/21	$ 5,940,231	$ 5,925,825	$ (14,406)
72

TIAA-CREF FUNDS – Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 93.6%

BRAZIL - 14.9%
3,385,971	*	Americanas S.A.	$31,920,737
10,126,999	a	Arcos Dorados Holdings, Inc	61,470,883
1,825,200		Banco do Brasil S.A.	11,084,544
1,868,800		Cia Brasileira de Distribuicao	11,134,040
4,998,300		Itau Unibanco Holding S.A.	29,078,575
5,589,900		Lojas Americanas S.A.	7,083,635
22,799,750		Lojas Americanas S.A. (Preference)	31,037,340
2,271,100		Sendas Distribuidora S.A.	37,797,523
261,835	*	StoneCo Ltd	15,406,371
		TOTAL BRAZIL	236,013,648

CHINA - 25.9%
5,997,000		AAC Technologies Holdings, Inc	35,994,645
3,478,008	*	Alibaba Group Holding Ltd	84,942,520
372,381	*,n	Baidu, Inc (ADR)	61,074,208
706,473	*	Baozun, Inc (ADR)	17,464,013
6,282,716		China Vanke Co Ltd (Class A)	20,129,003
9,745,755		Foxconn Industrial Internet Co Ltd	16,970,325
2,558,412	*,e	HUYA, Inc (ADR)	32,722,089
1,978,202	*	iClick Interactive Asia Group Ltd (ADR)	11,196,623
376,136	*	JD.com, Inc (ADR)	26,660,520
282,500	*,g	Meituan Dianping (Class B)	7,817,174
3,014,863		Ping An Insurance Group Co of China Ltd (Class A)	25,112,861
687,376		Tencent Holdings Ltd	41,454,373
888,899	*	Tencent Music Entertainment (ADR)	9,395,663
1,165,725	*,n	Vipshop Holdings Ltd (ADR)	19,386,007
		TOTAL CHINA	410,320,024

HONG KONG - 1.8%
2,017,340	*,n	Melco Crown Entertainment Ltd (ADR)	28,081,373
22,290	*,†	Mongolian Metals Corporation	0
		TOTAL HONG KONG	28,081,373

INDIA - 10.7%
22,956,912		Edelweiss Capital Ltd	28,331,282
1,393,186	*	IndusInd Bank Ltd	18,417,168
1,771,734		Piramal Healthcare Ltd	55,311,239
2,422,304		Reliance Industries Ltd	66,400,369
		TOTAL INDIA	168,460,058

INDONESIA - 2.7%
44,911,400		Astra International Tbk PT	14,664,172
9,237,400		PT United Tractors Tbk	12,498,395
73

TIAA-CREF FUNDS – Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

71,287,500		Telkom Indonesia Persero Tbk PT	$15,979,730
		TOTAL INDONESIA	43,142,297

KOREA, REPUBLIC OF - 8.4%
89,679		Amorepacific Corp	17,287,765
13,511	*	KakaoBank Corp	458,100
406,903		KB Financial Group, Inc	18,072,953
117,530		Samsung C&T Corp	14,477,994
897,377		Samsung Electronics Co Ltd	61,323,506
81,940		SK Telecom Co Ltd	21,462,870
		TOTAL KOREA, REPUBLIC OF	133,083,188

MACAU - 5.3%
3,003,079	*	Galaxy Entertainment Group Ltd	20,351,979
9,289,600	*	Sands China Ltd	31,640,862
24,888,100	*	Wynn Macau Ltd	31,896,795
		TOTAL MACAU	83,889,636

MEXICO - 5.1%
134,946		Fomento Economico Mexicano SAB de C.V. (ADR)	11,790,232
2,225,104		Grupo Televisa SAB (ADR)	30,150,159
11,771,900		Wal-Mart de Mexico SAB de C.V.	38,805,505
		TOTAL MEXICO	80,745,896

RUSSIA - 2.0%
348,644		MMC Norilsk Nickel PJSC (ADR)	12,028,218
1,203,004		Sberbank of Russia (ADR)	20,005,956
		TOTAL RUSSIA	32,034,174

SOUTH AFRICA - 3.5%
285,182		Naspers Ltd (N Shares)	55,034,482
		TOTAL SOUTH AFRICA	55,034,482

TAIWAN - 8.3%
4,735,000		ASE Technology Holding Co Ltd	20,835,615
488,000		Globalwafers Co Ltd	14,826,975
447,000		MediaTek, Inc	14,615,938
3,872,400		Taiwan Semiconductor Manufacturing Co Ltd	80,931,207
		TOTAL TAIWAN	131,209,735

TANZANIA, UNITED REPUBLIC OF - 2.1%
1,649,861		AngloGold Ashanti Ltd (ADR)	33,079,713
		TOTAL TANZANIA, UNITED REPUBLIC OF	33,079,713

THAILAND - 0.8%
12,276,100		PTT PCL (ADR)	12,981,957
		TOTAL THAILAND	12,981,957

TURKEY - 2.1%
5,495,500		Anadolu Efes Biracilik Ve Malt Sanayii AS	14,492,050
18,860,282		Turkiye Garanti Bankasi AS	19,070,686
		TOTAL TURKEY	33,562,736

		TOTAL COMMON STOCKS	1,481,638,917
		(Cost $1,415,531,792)
74

TIAA-CREF FUNDS – Emerging Markets Equity Fund

SHARES		COMPANY			VALUE

PURCHASED OPTIONS - 0.1%

CHINA - 0.1%
68,000		Baidu, Inc			$387,600
430,000		Vipshop Holdings Ltd			219,300
		TOTAL CHINA			606,900

HONG KONG - 0.0%
900,000		Melco Resorts & Entertainment Ltd			306,000
		TOTAL HONG KONG			306,000

		TOTAL PURCHASED OPTIONS			912,900
		(Cost $1,249,869)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†	Ayala Land, Inc			3,445
		TOTAL PHILIPPINES			3,445

		TOTAL PREFERRED STOCKS			3,445
		(Cost $4,057)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 7.9%

GOVERNMENT AGENCY DEBT - 2.2%
$5,000,000		Federal Home Loan Bank (FHLB)	0.000%	08/04/21	4,999,992
8,169,000		FHLB	0.000	08/25/21	8,168,843
22,000,000		FHLB	0.000	09/22/21	21,998,754
		TOTAL GOVERNMENT AGENCY DEBT			35,167,589

TREASURY DEBT - 5.4%
44,290,000		United States Treasury Bill	0.000	08/03/21	44,289,972
20,222,000		United States Treasury Bill	0.000	08/05/21	20,221,950
11,000,000		United States Treasury Bill	0.000	08/12/21	10,999,893
9,890,000		United States Treasury Bill	0.000	08/19/21	9,889,825
		TOTAL TREASURY DEBT			85,401,640

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
4,775,397	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		4,775,397
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,775,397

		TOTAL SHORT-TERM INVESTMENTS			125,344,626
		(Cost $125,344,484)
		TOTAL INVESTMENTS - 101.6%			1,607,899,888
		(Cost $1,542,130,202)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(24,819,413)
		NET ASSETS - 100.0%			$1,583,080,475
75

TIAA-CREF FUNDS – Emerging Markets Equity Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,907,038.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $7,817,174 or 0.5% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of July 31, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Baidu, Inc, Call	680	$429,858	$175.00	09/17/21	$387,600
Melco Resorts & Entertainment Ltd, Call	9,000	454,362	16.00	09/17/21	306,000
Vipshop Holdings Ltd, Call	4,300	365,649	20.00	09/17/21	219,300
Total	13,980	$1,249,869			$912,900

Written options outstanding as of July 31, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Baidu, Inc, Call	680	$(122,437)	$200.00	09/17/21	$(95,200)
Baidu, Inc, Put	680	(312,163)	145.00	09/17/21	(248,200)
Melco Resorts & Entertainment Ltd, Put	6,000	(443,789)	14.00	09/17/21	(600,000)
Vipshop Holdings Ltd, Put	4,300	(382,549)	16.00	09/17/21	(503,100)
Total	11,660	$(1,260,938)			$(1,446,500)

76

TIAA-CREF FUNDS – International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.2%

AUSTRALIA - 6.0%
2,361,316		BHP Billiton Ltd	$92,749,674
1,334,929		Commonwealth Bank of Australia	97,861,060
54,408		CSL Ltd	11,582,951
2,526,428		Fortescue Metals Group Ltd	46,164,415
4,592,295	*	NEXTDC Ltd	43,167,848
991,292		Rio Tinto plc	84,200,743
		TOTAL AUSTRALIA	375,726,691

BRAZIL - 1.2%
635,160	*	Americanas S.A.	5,987,875
9,648,880		Banco Bradesco S.A. (Preference)	44,925,904
3,528,666		Lojas Americanas S.A. (Preference)	4,803,580
1,075,700		Sendas Distribuidora S.A.	17,902,688
		TOTAL BRAZIL	73,620,047

CHINA - 1.8%
597,215	*	GDS Holdings Ltd (ADR)	35,211,796
452,640		Tencent Holdings Ltd	27,297,880
3,134,500	*,g	Wuxi Biologics Cayman, Inc	47,877,136
		TOTAL CHINA	110,386,812

DENMARK - 1.8%
461,886		DSV AS	112,591,573
		TOTAL DENMARK	112,591,573

FINLAND - 0.6%
646,695		Neste Oil Oyj	39,752,840
		TOTAL FINLAND	39,752,840

FRANCE - 15.9%
1,199,637	*	Airbus SE	164,552,570
1,765,664		BNP Paribas S.A.	107,668,657
1,633,912		Compagnie de Saint-Gobain	116,789,168
4,909,686		Credit Agricole S.A.	68,458,271
1,589,110		Dassault Systemes SE	87,658,797
520,947		Essilor International S.A.	98,345,878
128,596		Kering	115,368,452
1,735,814		Total S.A.	75,693,137
1,045,319		Valeo S.A.	30,226,253
624,413		Vinci S.A.	66,109,363
1,891,428		Vivendi Universal S.A.	63,904,615
		TOTAL FRANCE	994,775,161
77

TIAA-CREF FUNDS – International Equity Fund

SHARES		COMPANY	VALUE

GERMANY - 10.8%
242,401		Adidas-Salomon AG.	$87,980,260
271,595		BASF SE	21,341,505
1,205,405		Deutsche Post AG.	81,691,699
792,373		HeidelbergCement AG.	70,218,270
1,503,871		Infineon Technologies AG.	57,469,122
820,310		Lanxess AG.	59,409,707
1,571,392		RWE AG.	55,871,888
1,064,177		Siemens AG.	166,046,742
295,457		Volkswagen AG. (Preference)	71,964,601
		TOTAL GERMANY	671,993,794

HONG KONG - 1.9%
1,856,524		Hong Kong Exchanges and Clearing Ltd	118,649,863
		TOTAL HONG KONG	118,649,863

IRELAND - 1.6%
2,006,263		CRH plc	100,271,132
		TOTAL IRELAND	100,271,132

ITALY - 2.3%
6,249,483		Enel S.p.A.	57,592,281
1,224,640		Moncler S.p.A	84,111,562
		TOTAL ITALY	141,703,843

JAPAN - 18.8%
3,755,300		Daiichi Sankyo Co Ltd	74,371,054
370,016		Daikin Industries Ltd	77,271,422
315,200		Eisai Co Ltd	25,926,074
320,100	*	Fanuc Ltd	71,692,010
2,571,079	*	Hitachi Ltd	147,886,356
189,428		Nintendo Co Ltd	97,385,489
2,725,500		ORIX Corp	47,683,704
2,241,500		Recruit Holdings Co Ltd	116,178,333
2,066,200	*	SBI Holdings, Inc	49,460,601
942,200		Shiseido Co Ltd	62,972,574
1,683,359		Sony Corp	175,854,579
1,821,300		Sumitomo Mitsui Financial Group, Inc	61,394,305
624,500		Tokio Marine Holdings, Inc	29,764,334
1,548,389	*	Toyota Motor Corp	139,007,359
		TOTAL JAPAN	1,176,848,194

KOREA, REPUBLIC OF - 1.2%
518,110	*,e	Coupang, Inc	18,817,755
75,596		LG Chem Ltd	55,525,537
		TOTAL KOREA, REPUBLIC OF	74,343,292

NETHERLANDS - 7.7%
257,040		ASML Holding NV	196,477,201
601,287		Heineken NV	70,020,906
10,182,610		ING Groep NV	130,649,938
4,066,874		Royal Dutch Shell plc (A Shares)	81,748,049
		TOTAL NETHERLANDS	478,896,094
78

TIAA-CREF FUNDS – International Equity Fund

SHARES		COMPANY			VALUE

RUSSIA - 2.0%
1,384,054		Sberbank of Russia (ADR)			$23,016,818
784,926		TCS Group Holding plc (ADR)			64,929,079
585,907	*	Yandex NV			39,800,662
		TOTAL RUSSIA			127,746,559

SPAIN - 1.5%
14,736,246		Banco Bilbao Vizcaya Argentaria S.A.			94,333,752
		TOTAL SPAIN			94,333,752

SWITZERLAND - 4.6%
113,228		Lonza Group AG.			88,162,190
544,924		Nestle S.A.			69,003,537
333,828		Roche Holding AG.			128,961,787
		TOTAL SWITZERLAND			286,127,514

TAIWAN - 0.7%
394,795		Taiwan Semiconductor Manufacturing Co Ltd (ADR)			46,048,889
		TOTAL TAIWAN			46,048,889

UNITED KINGDOM - 13.4%
1,308,885		Ashtead Group plc			97,943,128
1,255,843		AstraZeneca plc			144,308,759
49,406,221		Barclays plc			119,517,587
3,029,803		Diageo plc			150,236,589
6,882,202		HSBC Holdings plc			37,991,089
339,984		Linde plc (Xetra)			104,254,059
22,515,710		Lloyds TSB Group plc			14,235,939
719,332		Reckitt Benckiser Group plc			55,028,662
19,876,600		Tesco plc			64,348,553
5,970,543	*	THG Holdings Ltd			48,590,997
		TOTAL UNITED KINGDOM			836,455,362

UNITED STATES - 3.4%
839,529	*	Las Vegas Sands Corp			35,554,053
848,742		Schneider Electric S.A.			142,154,371
363,037	*	Wynn Resorts Ltd			35,697,429
		TOTAL UNITED STATES			213,405,853

		TOTAL COMMON STOCKS			6,073,677,265
		(Cost $4,494,110,669)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 1.5%
$71,759,000		Federal Home Loan Bank (FHLB)	0.000%	08/25/21	71,757,625
11,728,000		FHLB	0.000	10/20/21	11,726,971
6,000,000		Tennessee Valley Authority (TVA)	0.000	09/08/21	5,999,733
		TOTAL GOVERNMENT AGENCY DEBT			89,484,329
79

TIAA-CREF FUNDS – International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.6%
$27,902,000		United States Treasury Bill	0.000%	08/03/21	$27,901,983
11,000,000		United States Treasury Bill	0.000	08/12/21	10,999,893
		TOTAL TREASURY DEBT			38,901,876

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
19,500,269	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		19,500,269
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			19,500,269

		TOTAL SHORT-TERM INVESTMENTS			147,886,474
		(Cost $147,886,062)
		TOTAL INVESTMENTS - 99.6%			6,221,563,739
		(Cost $4,641,996,731)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			27,570,004
		NET ASSETS - 100.0%			$6,249,133,743

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,395,281.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $47,877,136 or 0.8% of net assets.
80

TIAA-CREF FUNDS – International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.6%

AUSTRALIA - 5.5%
290,044	*	Afterpay Touch Group Ltd	$20,617,009
1,349,050		Australia & New Zealand Banking Group Ltd	27,464,737
1,145,920		IDP Education Ltd	23,744,940
1,865,100	*	NEXTDC Ltd	17,532,052
1,882,496	*	PointsBet Holdings Ltd	15,652,772
3,759,246	*,e	Zip Co Ltd	18,350,050
		TOTAL AUSTRALIA	123,361,560

BRAZIL - 7.7%
3,075,724		Banco BTG Pactual S.A. - Unit	17,279,448
1,406,800		Banco Inter S.A.	19,172,402
3,737,900		Itau Unibanco Holding S.A.	21,745,955
1,743,700		Localiza Rent A Car	20,807,556
5,199,800		Magazine Luiza S.A.	20,566,578
436,763	*	Pagseguro Digital Ltd	24,214,141
381,609	*	StoneCo Ltd	22,453,874
1,236,100		Vale S.A.	25,812,554
		TOTAL BRAZIL	172,052,508

CANADA - 8.1%
925,277		Alimentation Couche Tard, Inc	37,297,355
283,145	e	Bank of Montreal	28,035,350
589,280		Dollarama, Inc	27,749,439
290,061	*,e	Lightspeed POS, Inc	24,837,461
407,696		Nutrien Ltd	24,240,854
25,725	*	Shopify, Inc (Class A)	38,620,491
		TOTAL CANADA	180,780,950

CHINA - 5.8%
214,976	*	GDS Holdings Ltd (ADR)	12,674,985
311,000	*	JD.com, Inc (ADR)	22,043,680
211,600		Silergy Corp	28,710,889
703,300		Tencent Holdings Ltd	42,414,720
1,478,500	*,g	Wuxi Biologics Cayman, Inc	22,582,978
		TOTAL CHINA	128,427,252

DENMARK - 3.3%
146,100		Carlsberg AS (Class B)	26,997,147
510,300		Novo Nordisk AS	47,239,121
		TOTAL DENMARK	74,236,268

FRANCE - 5.6%
171,602		Essilor International S.A.	32,395,521
83,512		L’Oreal S.A.	38,206,198
127,639		Teleperformance	53,837,692
		TOTAL FRANCE	124,439,411
81

TIAA-CREF FUNDS – International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 3.7%
309,000		Bayer AG.	$18,409,908
161,482		Beiersdorf AG.	19,179,808
118,700		Deutsche Boerse AG.	19,806,749
278,006	*	HelloFresh SE	26,060,109
		TOTAL GERMANY	83,456,574

HONG KONG - 0.6%
946,100	*	Melco Crown Entertainment Ltd (ADR)	13,169,712
		TOTAL HONG KONG	13,169,712

INDONESIA - 1.0%
85,976,300		Bank Rakyat Indonesia	22,056,900
		TOTAL INDONESIA	22,056,900

IRELAND - 4.6%
491,610		CRH plc	24,570,204
109,518	*	Flutter Entertainment plc	18,703,764
610,422	*	Keywords Studios plc	24,877,642
587,889		Smurfit Kappa Group plc	33,165,155
		TOTAL IRELAND	101,316,765

ITALY - 4.5%
415,102		Amplifon S.p.A.	20,499,598
1,926,620		Davide Campari-Milano NV	27,085,456
119,600		Ferrari NV	26,065,384
382,568		Moncler S.p.A	26,275,797
		TOTAL ITALY	99,926,235

JAPAN - 9.3%
639,100		Benefit One, Inc	21,044,850
152,400		GMO Payment Gateway, Inc	19,590,624
2,174,800		Infomart Corp	17,944,528
153,900		IR Japan Holdings Ltd	19,044,491
857,800		Japan Elevator Service Holdings Co Ltd	19,772,412
797,400		MonotaRO Co Ltd	18,342,383
354,000		Paltac Corp	16,440,433
2		Seria Co Ltd	72
147,099	*	SHIFT, Inc	26,986,198
544,400		SMS Co Ltd	15,248,858
737,400		TechnoPro Holdings, Inc	18,443,196
199,400	e	Workman Co Ltd	13,757,310
		TOTAL JAPAN	206,615,355

KOREA, REPUBLIC OF - 0.0%
19,844	*	KakaoBank Corp	672,824
		TOTAL KOREA, REPUBLIC OF	672,824

NETHERLANDS - 6.4%
11,177	*,g	Adyen NV	30,290,218
88,896		ASML Holding NV	67,950,658
3,492,429		ING Groep NV	44,810,283
		TOTAL NETHERLANDS	143,051,159
82

TIAA-CREF FUNDS – International Opportunities Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.7%
750,000		Fisher & Paykel Healthcare Corp	$16,508,908
		TOTAL NEW ZEALAND	16,508,908

NORWAY - 2.6%
1,304,247		Aker BP ASA	35,134,841
1,162,538		Equinor ASA	22,645,294
		TOTAL NORWAY	57,780,135

PHILIPPINES - 0.8%
5,703,054		BDO Unibank, Inc	11,637,722
6,009,020		Robinsons Retail Holdings, Inc	6,455,624
		TOTAL PHILIPPINES	18,093,346

POLAND - 0.5%
693,182	*,g	Allegro.eu S.A.	11,893,402
		TOTAL POLAND	11,893,402

PORTUGAL - 1.1%
1,204,396		Jeronimo Martins SGPS S.A.	24,538,165
		TOTAL PORTUGAL	24,538,165

SPAIN - 1.1%
376,699	*	Amadeus IT Holding S.A.	24,704,213
142,139	*,†,e	Let’s GOWEX S.A.	1,686
		TOTAL SPAIN	24,705,899

SWEDEN - 4.4%
105,626	g	Evolution Gaming Group AB	18,378,947
2,009,889		Hexagon AB	33,270,896
652,000		Intrum Justitia AB	20,202,336
2,945,980		Swedish Match AB	26,381,154
		TOTAL SWEDEN	98,233,333

SWITZERLAND - 4.5%
4,306		Givaudan S.A.	21,492,291
52,867		Lonza Group AG.	41,163,586
98,700		Roche Holding AG.	38,129,002
		TOTAL SWITZERLAND	100,784,879

TAIWAN - 1.3%
1,197,540		Dadi Early-Childhood Education Group Ltd	7,870,850
567,000	*	Eclat Textile Co Ltd	12,379,301
2,700,349	*	Hota Industrial Manufacturing Co Ltd	9,440,753
		TOTAL TAIWAN	29,690,904

UNITED KINGDOM - 10.4%
613,152		Ashtead Group plc	45,881,819
3,252,963	*	Beazley plc	17,742,843
396,690		Dechra Pharmaceuticals plc	27,404,553
1,880,365		Electrocomponents plc	26,565,284
447,623		Fevertree Drinks plc	14,876,715
166,241	*,g	Just Eat Takeaway.com NV	14,762,314
76,655		Linde plc (Xetra)	23,505,797
83

TIAA-CREF FUNDS – International Opportunities Fund

SHARES		COMPANY	VALUE

199,421		London Stock Exchange Group plc	$20,793,885
2,502,520	*	THG Holdings Ltd	20,366,647
6,603,400		Tritax Big Box REIT plc	19,318,633
		TOTAL UNITED KINGDOM	231,218,490

UNITED STATES - 1.1%
60,900	*	Lululemon Athletica, Inc	24,370,353
		TOTAL UNITED STATES	24,370,353

		TOTAL COMMON STOCKS	2,111,381,287
		(Cost $1,170,786,806)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
112,654	e	PointsBet Holdings Pty Ltd	198,411
		TOTAL AUSTRALIA	198,411

		TOTAL RIGHTS / WARRANTS	198,411
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.2%

GOVERNMENT AGENCY DEBT - 1.8%
$7,643,000		Federal Home Loan Bank (FHLB)	0.000%	08/13/21	7,642,930
20,000,000		FHLB	0.000	08/17/21	19,999,750
6,277,000		FHLB	0.000	08/25/21	6,276,880
6,000,000		Tennessee Valley Authority (TVA)	0.000	09/08/21	5,999,733
		TOTAL GOVERNMENT AGENCY DEBT			39,919,293

TREASURY DEBT - 3.0%
40,261,000		United States Treasury Bill	0.000	08/03/21	40,260,975
15,000,000		United States Treasury Bill	0.000	08/05/21	14,999,963
11,000,000		United States Treasury Bill	0.000	08/12/21	10,999,893
		TOTAL TREASURY DEBT			66,260,831

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
9,133,834	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		9,133,834
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			9,133,834

		TOTAL SHORT-TERM INVESTMENTS			115,313,958
		(Cost $115,313,763)
		TOTAL INVESTMENTS - 99.8%			2,226,893,656
		(Cost $1,286,100,569)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			4,124,567
		NET ASSETS - 100.0%			$2,231,018,223
84

TIAA-CREF FUNDS – International Opportunities Fund

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $56,375,836.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $97,907,859 or 4.4% of net assets.
85

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUSTRALIA - 7.3%
359,724		Accent Group Ltd	$722,236
241,445		Ansell Ltd	6,981,209
1,232,000		Austal Ltd	1,956,550
250,257		Aventus Retail Property Fund Ltd	576,080
202,793		Bendigo Bank Ltd	1,539,459
24,466		Breville Group Ltd	581,627
260,000		BWX Ltd	954,005
448,105		carsales.com Ltd	7,225,691
72,869		Cedar Woods Properties Ltd	355,074
978,746		Centuria Capital Group	2,099,654
377,488		Centuria Office REIT	683,120
180,722	*	Champion Iron Ltd	1,009,863
735,808		Charter Hall Education Trust	1,864,491
239,466		Charter Hall Group	2,861,580
1,627,545		Charter Hall Long Wale REIT	5,877,160
3,410,229		Cleanaway Waste Management Ltd	6,390,647
2,833,047	*,g	Coronado Global Resources, Inc (ADR)	2,060,867
783,997	*	Domain Holdings Australia Ltd	2,811,135
561,000		GDI Property Group	465,210
595,704	*	Genworth Mortgage Insurance Australia Ltd	891,124
411,539		GrainCorp Ltd-A	1,586,113
1,106,213		Independence Group NL	7,547,620
911,000		Ingenia Communities Group	3,888,479
585,110		Iress Market Technology Ltd	6,072,311
107,713		MA Financial Group Ltd	440,769
59,182		Macquarie CountryWide Trust	161,370
1,559,872	*	Mayne Pharma Group Ltd	367,245
80,200		Mineral Resources Ltd	3,710,787
97,843		Netwealth Group Ltd	1,130,908
830,307	e	New Hope Corp Ltd	1,215,865
1,159,547	*	Nufarm Ltd	3,677,841
168,829	*	oOh!media Ltd	203,560
261,945		Pact Group Holdings Ltd	712,133
416,399		Perenti Global Ltd	279,640
22,957		Perpetual Trustees Australia Ltd	634,478
6,077,975	*	Pilbara Minerals Ltd	7,908,665
298,000		Pinnacle Investment Management Group Ltd	2,883,509
209,000		Premier Investments Ltd	4,137,382
654,947		St Barbara Ltd	847,964
655,851		Waypoint REIT	1,267,512
1,016,350	*,e	Zip Co Ltd	4,961,121
		TOTAL AUSTRALIA	101,542,054
86

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

AUSTRIA - 1.0%
329,061	*	ams AG.	$6,287,961
51,838		EVN AG.	1,255,027
63,081		Telekom Austria AG.	538,026
159,000		Wienerberger AG.	6,499,295
		TOTAL AUSTRIA	14,580,309

BELGIUM - 0.9%
23,000		Befimmo SCA Sicafi	974,832
39,042		Fagron NV	809,819
15,870		Gimv NV	1,012,827
25,124		KBC Ancora	1,110,565
49,582		Melexis NV	5,526,390
15,712		Montea C.V.A	2,106,134
45,571	*,g	X-Fab Silicon Foundries SE	430,847
		TOTAL BELGIUM	11,971,414

BRAZIL - 2.9%
1,051,200		Banco Pan S.A.	4,151,718
1,891,600	*	BR Malls Participacoes S.A.	3,642,826
1,999,500		BR Properties S.A.	3,316,984
1,785,800		Cia de Saneamento de Minas Gerais-COPASA	4,752,304
475,700		Duratex S.A.	2,012,129
1,789,800	*	Embraer S.A.	6,388,399
878,900		Guararapes Confeccoes S.A.	2,973,401
269,100	*	Iochpe-Maxion S.A.	748,153
187,700		Light S.A.	522,565
379,000		LOG Commercial Properties e Participacoes S.A.	2,089,203
695,000		M Dias Branco S.A.	4,158,057
46,500		Meliuz S.A.	606,221
982,900		YDUQS Part	5,333,222
		TOTAL BRAZIL	40,695,182

CANADA - 4.9%
1		ARC Resources Ltd	8
149,209	e	Atlas Corp	1,950,162
154,000		Canaccord Financial, Inc	1,678,743
117,875		Canadian Western Bank	3,213,313
75,614	*	Canfor Corp	1,460,036
121,000		Cascades, Inc	1,550,809
237,143	*	Celestica, Inc	2,096,575
8,348		CI Financial Corp	152,226
832,872		Corus Entertainment, Inc	3,865,284
1,263,220		Crescent Point Energy Corp	4,617,091
245,128		Enerflex Ltd	1,422,513
123,581		Finning International, Inc	3,195,514
86,332		Granite REIT	5,977,363
73,000		Intertape Polymer Group, Inc	1,624,888
140,000		Killam Apartment REIT	2,322,860
29,080	*	Kinaxis, Inc	3,772,755
90,000		Linamar Corp	5,325,264
120,000		Martinrea International, Inc	1,217,698
82,895	e	Maverix Metals, Inc	396,668
7,567		Morguard Corp	836,519
87

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

32,523		Morguard North American Resid	$461,933
4,318		Stelco Holdings, Inc	142,595
15,892	*	SunOpta, Inc	167,378
95,023		TFI International, Inc	10,637,153
113,479		Timbercreek Financial Corp	882,291
215,238	e	Topaz Energy Corp	2,755,171
113,000		Tourmaline Oil Corp	3,084,947
696,142	e	Whitecap Resources, Inc	3,186,094
		TOTAL CANADA	67,993,851

CHILE - 0.2%
244,064		Empresa Nacional de Telecomunicaciones S.A.	1,174,194
314,570		Grupo Security S.A.	49,323
191,006,060	*	Itau CorpBanca Chile SA	488,536
996,462		Sonda S.A.	525,224
		TOTAL CHILE	2,237,277

CHINA - 2.4%
1,482,000	*,e,g	Alphamab Oncology	4,107,701
2,560,000	*	Central China Management Co Ltd	635,788
988,000		Chaowei Power Holdings Ltd	489,768
9,392,000		China BlueChemical Ltd	2,965,035
163,500	g	China Renaissance Holdings Ltd	370,468
307,000	e	China Shineway Pharmaceutical Group Ltd	310,955
48,136		China Yuchai International Ltd	705,192
5,327,600	*	China Zhongwang Holdings Ltd	1,071,144
1,405,000		Citic 1616 Holdings Ltd	455,819
4,208,000		CMGE Technology Group Ltd	2,461,813
1,140,000		Cofco International Ltd	369,048
570,000		DaFa Properties Group Ltd	450,358
9,386,400	e	Differ Group Holding Co Ltd	2,971,316
96,000		Essex Bio-technology Ltd	82,521
699,000		Fufeng Group Ltd	224,005
2,010,823		Fushan International Energy Group Ltd	507,376
27,838,000	*,e	GCL New Energy Holdings Ltd	1,331,520
8,700	*	Genetron Holdings Ltd (ADR)	123,540
258,000		Greenland Hong Kong Holdings Ltd	63,175
4,776,000	*	Inke Ltd	1,047,652
959,000	*,e,g	InnoCare Pharma Ltd	3,168,280
80	*,e	JinkoSolar Holding Co Ltd (ADR)	4,311
4,710,000		KWG Living Group Holdings Ltd	4,505,102
120,000	*,g	Ocumension Therapeutics	335,652
60	*,e	Qutoutiao, Inc (ADR)	98
315,000		Scholar Education Group	75,664
348,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	196,478
8,777,500	*	Shui On Land Ltd	1,402,113
246,250	*,e	So-Young International, Inc (ADR)	1,763,150
960,000		VST Holdings Ltd	766,680
		TOTAL CHINA	32,961,722

COLOMBIA - 0.0%
172,761		Cementos Argos S.A.	249,252
		TOTAL COLOMBIA	249,252
88

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

DENMARK - 2.6%
50,160		Chemometec A.S.	$8,030,109
136,264		FLSmidth & Co AS	5,050,476
79,733		H Lundbeck AS	2,406,002
15,829	*	Nilfisk Holding A.S.	556,577
31,076	*	NKT Holding AS	1,476,742
21,000		PER Aarsleff A.S.	905,057
30,000		Ringkjoebing Landbobank A.S.	3,406,155
63,109		Royal Unibrew A.S.	8,552,157
111,000	g	Scandinavian Tobacco Group A.S.	2,273,972
25,891		Spar Nord Bank AS	311,303
75,302		Sydbank AS	2,305,345
30,000		Topdanmark AS	1,527,698
		TOTAL DENMARK	36,801,593

EGYPT - 0.2%
1,442,719		Centamin plc	2,147,322
		TOTAL EGYPT	2,147,322

FINLAND - 1.2%
187,554		Kesko Oyj (B Shares)	8,038,930
40,000		Tokmanni Group Corp	1,154,899
192,201		Valmet Corp	8,021,107
		TOTAL FINLAND	17,214,936

FRANCE - 1.2%
57,797	*	Beneteau S.A.	944,632
35,064		Carmila S.A.	494,845
74,457	*	Eramet	5,954,026
2,989		Pharmagest Inter@ctive	336,084
136,431		Rexel S.A.	2,880,319
86,532	*	Solutions 30 SE	725,725
475		Sopra Group S.A.	94,420
251,201		SPIE S.A.	5,950,075
		TOTAL FRANCE	17,380,126

GERMANY - 3.9%
89,556	g	ALDER Group S.A.	2,173,584
323,758		Alstria Office REIT-AG.	6,849,813
3,497		Amadeus Fire AG	702,725
62,627		Aurubis AG.	6,342,284
1,718		Basler AG.	224,993
1,814		Bertrandt AG.	107,292
8,527		Cewe Color Holding AG.	1,278,555
7,524		Dermapharm Holding SE	601,870
22,034		Deutsche Beteiligungs AG.	974,019
74,000		DIC Asset AG.	1,336,912
16,572		Draegerwerk AG.	1,523,536
1,151		Draegerwerk AG. & Co KGaA	102,634
48,000		Eckert & Ziegler Strahlen- und Medizintechnik AG.	6,602,190
44,079	*	ElringKlinger AG.	719,284
29,248		Hamburger Hafen und Logistik AG.	693,749
195,345		Hensoldt AG.	3,406,400
89

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

257,335	*	K&S AG.	$3,691,346
94,540	*	Kloeckner & Co AG.	1,438,199
5,583		KWS Saat AG.	469,559
406,284		Metro Wholesale & Food Specialist AG.	5,266,631
11,000	*	Morphosys AG.	612,813
2,626		New Work SE	789,676
49,938		Patrizia Immobilien AG.	1,272,722
86,831	*	SAF-Holland SE	1,209,258
1,070		Sixt AG. (Preference)	88,665
31,443		Stabilus S.A.	2,496,187
22,658		TAG Tegernsee Immobilien und Beteiligungs AG.	751,438
96,729		Wacker Construction Equipment AG.	2,915,323
4,473		Wuestenrot & Wuerttembergische AG.	97,844
		TOTAL GERMANY	54,739,501

GREECE - 0.3%
306,144	*	Public Power Corp	3,286,416
40,906		Sarantis S.A.	427,017
		TOTAL GREECE	3,713,433

GUERNSEY, C.I. - 0.0%
411,391		BMO Commercial Property Trust Ltd	534,720
		TOTAL GUERNSEY, C.I.	534,720

HONG KONG - 1.2%
9,556,000	*,e	Beijing Energy International Holding Co Ltd	313,567
896,000		BOCOM International Holdings Co Ltd	200,472
760,000		China Grand Pharmaceutical and Healthcare Holdings Ltd	604,560
3,266,000	*	China High Speed Transmission Equipment Group Co Ltd	2,029,550
1,370,000		Concord New Energy Group Ltd	100,589
348,400		Dah Sing Banking Group Ltd	358,660
1,662,000		Digital China Holdings Ltd	952,311
1,152,000	*	Glory Sun Financial Group Ltd	34,523
895,000		Hang Lung Group Ltd	2,191,664
1,107,000		HKBN Ltd	1,289,007
6,201,800		Hutchison Port Holdings Trust	1,455,358
171,500		Johnson Electric Holdings Ltd	401,939
1,903,734		K Wah International Holdings Ltd	860,504
289,000		Kerry Properties Ltd	853,480
86,000		Luk Fook Holdings International Ltd	275,257
1,162,800		Man Wah Holdings Ltd	2,333,153
1,952,000	*	Skyworth Digital Holdings Ltd	536,270
415,500	*	Stella International Holdings Ltd	530,392
142,000		Sun Hung Kai & Co Ltd	73,091
635,200	*	Television Broadcasts Ltd	534,568
1,910,000	*,e	Tongda Group Holdings Ltd	72,697
		TOTAL HONG KONG	16,001,612

INDIA - 3.0%
463,844	*	Adani Power Ltd	598,292
5,650		Amara Raja Batteries Ltd	54,708
599,801	*	Ashok Leyland Ltd	1,073,446
9,220		Astral Polytechnik Ltd	258,505
2,137	*	Bata India Ltd	46,598
19,325		Birlasoft Ltd	104,480
96,673		Castrol India Ltd	179,908
90

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

416,759		Central Depository Services India Ltd	$7,471,868
86,408		Century Textile & Industries Ltd	925,886
3,359		Coforge Ltd	229,768
15,222		Computer Age Management Services Ltd	684,302
131,121		Crompton Greaves Consumer Electricals Ltd	860,011
313,819	*	Crompton Greaves Ltd	331,360
4,563		Cyient Ltd	60,555
13,261		Deepak Nitrite Ltd	363,873
131,314	*	Dhani Services Ltd	407,205
23,083		Emami Ltd	173,693
6,812		Escorts Ltd	108,677
93,190		Firstsource Solutions Ltd	244,417
241,416	*	GMR Infrastructure Ltd	92,323
8,007	*	Godrej Properties Ltd	172,680
12,280		Gujarat Gas Ltd	118,118
25,123		Gujarat State Petronet Ltd	117,056
68,067	g	ICICI Securities Ltd	664,757
1,309,805	*	IDFC Bank Ltd	916,685
31,634		India Cements Ltd	81,827
953,202		Indiabulls Housing Finance Ltd	3,534,485
5,624	*,g	IndiaMart InterMesh Ltd	541,139
1,058,000	*	Jindal Steel & Power Ltd	6,151,588
494,581		JSW Energy Ltd	1,680,007
40,179		Kaveri Seed Co Ltd	389,293
10,607	g	L&T Technology Services Ltd	529,257
27,719	g	Laurus Labs Ltd	239,254
1,757		LIC Housing Finance Ltd	9,717
1,480		Mahanagar Gas Ltd	23,227
6,175	*	Max Financial Services Ltd	93,152
63,624		MindTree Ltd	2,451,787
32,804	*	Mphasis Ltd	1,147,285
10,443		Multi Commodity Exchange of India Ltd	225,185
70,222		Rajesh Exports Ltd	585,171
26,348		Rallis India Ltd	114,992
2,119	*	Solara Active Pharma Sciences Ltd	46,851
6,616		Sonata Software Ltd	68,769
1,317		SRF Ltd	153,376
26,741	*	Sun Pharma Advanced Research Company Ltd	97,567
31,647		Tanla Platforms Ltd	406,243
43,645		Tata Elxsi Ltd	2,479,900
2,533,364		Tata Power Co Ltd	4,265,028
22,538		Torrent Power Ltd	138,081
4,867		UTI Asset Management Co Ltd	68,250
		TOTAL INDIA	41,780,602

INDONESIA - 0.8%
59,653,300		Erajaya Swasembada Tbk PT	2,724,736
11,411,400		Golden Agri-Resources Ltd	1,932,430
568,100		Indo Tambangraya Megah Tbk PT	665,939
1,347,300	*	Indosat Tbk PT	549,870
1,392,800		Industri Jamu Dan Farmasi Sido Muncul Tbk PT	77,525
24,321,100		Japfa Comfeed Indonesia Tbk PT	2,628,077
25,668,200	*	Lippo Karawaci Tbk PT	264,696
1,224,400		PT AKR Corporindo Tbk	304,811
1,274,800		PT Selamat Sempurna Tbk	119,437
8,939,000		PT Tambang Batubara Bukit Asam Tbk	1,378,514
91

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

36,464,200		Puradelta Lestari Tbk PT	$479,743
1,598,500		XL Axiata Tbk PT	297,576
		TOTAL INDONESIA	11,423,354

IRELAND - 0.1%
781,091		Irish Residential Properties REIT plc	1,426,916
		TOTAL IRELAND	1,426,916

ISRAEL - 2.0%
41,000		Ashtrom Group Ltd	881,553
14,000		Elco Holdings Ltd	812,827
16,091	*	Fattal Holdings 1998 Ltd	1,406,710
19,024	*	Fiverr International Ltd	4,735,264
107,000		Gazit Globe Ltd	795,572
10,756		Ituran Location and Control Ltd	273,095
62,470	*	Kornit Digital Ltd	8,256,035
87,418		Maytronics Ltd	1,901,501
38,455	*	NEOGAMES S.A.	1,855,454
34,231	*	Nova Measuring Instruments Ltd	3,280,401
6,215,934	*	Oil Refineries Ltd	1,468,695
48,180		Reit Ltd	263,178
64,979		Strauss Group Ltd	1,801,214
23,974	*	Tower Semiconductor Ltd (Tel Aviv)	646,994
		TOTAL ISRAEL	28,378,493

ITALY - 1.3%
338,469		Banca Popolare di Sondrio SCARL	1,490,937
45,262		Credito Emiliano S.p.A.	290,084
14,084		Danieli & Co S.p.A.	417,427
23,243		Danieli & Co S.p.A. (RSP)	426,815
127,401		De’Longhi S.p.A.	5,633,670
33,184	g	GVS S.p.A	507,731
702,640		Hera S.p.A.	2,985,832
570,271		Piaggio & C S.p.A.	2,190,487
21,000	*	Sesa S.p.A	3,738,896
22,557		Tinexta S.p.A	983,994
		TOTAL ITALY	18,665,873

JAPAN - 17.0%
26,000		Aeon Delight Co Ltd	855,457
1,874,900		Aiful Corp	5,892,934
370,000		Alps Electric Co Ltd	3,851,291
34,000		Altech Corp	630,949
259,500		Asics Corp	5,730,957
11,000		BayCurrent Consulting, Inc	4,380,535
75,300		Central Glass Co Ltd	1,522,331
37,900		Chugoku Electric Power Co, Inc	342,597
44,000	e	Computer Engineering & Consulting Ltd	642,177
14,129		Daiichi Jitsugyo Co Ltd	600,787
90,000		Daio Paper Corp	1,551,311
104,100		DCM Holdings Co Ltd	1,025,981
286,900	*	Dena Co Ltd	5,402,304
81,900		Dowa Holdings Co Ltd	3,182,521
1,286,300	*	Fujikura Ltd	6,584,142
235,300		Furukawa Electric Co Ltd	6,059,012
92

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

17,100		Fuyo General Lease Co Ltd	$1,117,329
62,000	*	GMO internet, Inc	1,634,830
105,500		Goldcrest Co Ltd	1,561,792
106,800	*	GungHo Online Entertainment Inc	1,978,727
50,300		Hanwa Co Ltd	1,488,376
867,100		Hitachi Zosen Corp	6,264,815
86,000		Hosiden Corp	788,966
99		Hosokawa Micron Corp	5,629
51,000		Inaba Denki Sangyo Co Ltd	1,244,572
28,300		Inabata & Co Ltd	440,401
60,000		Itochu Enex Co Ltd	550,282
33,000	*	Jafco Co Ltd	1,885,118
272,000		Japan Investment Adviser Co Ltd	3,674,073
80		JDC Corp	422
27,100		Joshin Denki Co Ltd	673,055
16,800		Kaken Pharmaceutical Co Ltd	743,621
100,000		Kanto Denka Kogyo Co Ltd	961,507
6,600		Kato Sangyo Co Ltd	200,781
149,400	*	Kawasaki Heavy Industries Ltd	3,135,775
122,000		Kinden Corp	1,978,382
90,700		Kintetsu World Express, Inc	2,210,138
149,800		Kitz Corp	1,084,736
131,800		Kobe Steel Ltd	879,439
74,000		Kohnan Shoji Co Ltd	3,006,130
148,200		Komeri Co Ltd	3,594,281
119,500		Komori Corp	905,898
946,200		Konica Minolta Holdings, Inc	4,865,790
500,700		K’s Holdings Corp	5,915,609
41,800		Kumagai Gumi Co Ltd	1,074,964
811,400		Kyushu Electric Power Co, Inc	6,133,523
49,100		LEC, Inc	497,610
65		Maeda Corp	546
18,000		Maruzen Showa Unyu Co Ltd	568,902
139,200	*	Maxell Holdings Ltd	1,629,388
13,200		Maxvalu Tokai Co Ltd	302,238
168,900		Mitsubishi Materials Corp	3,523,888
913,400	*	Mitsubishi Motors Corp	2,566,402
15,000		Mitsubishi Research Institute, Inc	546,271
90,200		Mitsui Mining & Smelting Co Ltd	2,568,417
47,000		Mitsui-Soko Co Ltd	1,094,960
56,200		Mizuno Corp	1,288,443
2,262		Mori Hills REIT Investment Corp	3,327,045
30,400		Musashino Bank Ltd	455,919
48,000		Nichiha Corp	1,260,960
48,000		Nihon Unisys Ltd	1,447,388
471,900		Nikon Corp	4,393,082
87,000		Nippo Corp	2,416,773
269,100		Nippon Electric Glass Co Ltd	6,110,408
77,000		Nippon Konpo Unyu Soko Co Ltd	1,695,857
16,000		Nippon Steel Trading Co Ltd	686,764
85,700		NOF Corp	4,359,072
110,000		Nojima Corp	2,859,148
44,100		NOK Corp	583,338
255,800		Nomura Co Ltd	1,994,101
854,500	*	NTN Corp	2,192,748
12,700		OBIC Business Consultants Ltd	650,083
93

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,850,000		Onward Kashiyama Co Ltd	$5,079,759
26,000		Organo Corp	1,492,899
105,100	e	Pharma Foods International Co Ltd	2,792,114
22,400		Pressance Corp	327,020
79,000		Prima Meat Packers Ltd	2,142,065
50,000		Proto Corp	634,093
491,600		Rengo Co Ltd	4,185,212
11,500		Riken Keiki Co Ltd	271,039
35,000		Riken Vitamin Co Ltd	509,160
45,400		Riso Kagaku Corp	750,178
68,900		Ryobi Ltd	906,643
170,500		Sankyo Co Ltd	4,255,034
316,100		Sanwa Shutter Corp	3,846,738
100,100	*	Sanyo Special Steel Co Ltd	1,677,263
104,700		Sato Corp	2,674,525
58,300		SBS Holdings, Inc	1,794,536
28,000		Seria Co Ltd	1,007,185
19,700		Shiga Bank Ltd	334,550
200,400		Shikoku Electric Power Co, Inc	1,318,625
21,300		Shima Seiki Manufacturing Ltd	354,588
22,800	e	Shizuoka Gas Co Ltd	238,354
15,500		Showa Denko KK	444,753
30,000		Sinko Industries Ltd	577,048
881,500		Sky Perfect Jsat Corp	3,334,933
49,000		Starts Corp, Inc	1,282,520
56,300		Sumitomo Bakelite Co Ltd	2,450,683
60		Sumitomo Mitsui Construction Co Ltd	265
78,300		Sun Frontier Fudousan Co Ltd	738,844
983,700	e	Suruga Bank Ltd	2,976,206
35,000		Taikisha Ltd	1,105,504
301,000		Takara Leben Co Ltd	941,662
39,700		Takasago Thermal Engineering Co Ltd	729,208
69,000		Tamron Co Ltd	1,657,425
231,000		Toda Corp	1,646,482
163,000		Toho Pharmaceutical Co Ltd	2,737,737
105,900		Tokuyama Corp	2,242,604
45,000		Tokyo Seimitsu Co Ltd	1,926,622
197,000		Tosei Corp	2,045,541
24,100	*	Trans Cosmos, Inc/Japan	683,819
299,600		UBE Industries Ltd	6,017,318
34,300	e	Uchida Yoko Co Ltd	1,580,294
154,800		Wacoal Holdings Corp	3,525,752
6,200		WDB Holdings Co Ltd	171,490
56,300		World Co Ltd	689,047
326,000		Yamaguchi Financial Group, Inc	1,874,132
36,000	e	Yokogawa Bridge Holdings Corp	724,831
		TOTAL JAPAN	235,970,298

KOREA, REPUBLIC OF - 5.7%
127,165		Daewoong Co Ltd	4,095,252
40,334		Daishin Securities Co Ltd	628,845
25,290		Daishin Securities Co Ltd PF	361,923
99,522		Dongbu HiTek Co Ltd	5,296,360
29,172		Dongwon Development Co Ltd	163,502
132,473	*	Feelux Co Ltd	376,958
94

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,641,227		Hanwha Life Insurance Co Ltd	$4,847,990
63,546		Hyosung Corp	6,778,489
119,693	*	Hyundai Construction Equipment Co Ltd	5,898,422
21,368	*	Hyundai Electric & Energy System Co Ltd	438,076
47,224		Ilyang Pharmaceutical Co Ltd	1,379,442
192,092		JB Financial Group Co Ltd	1,291,005
22,878		Kolon Industries, Inc	1,611,348
23,839		Korea Petrochemical Ind Co Ltd	5,284,539
63,101		LG Hausys Ltd	5,483,905
201,880		LG International Corp	5,430,885
125,285	*	Lock & Lock Co Ltd	1,443,884
426		Lotte Confectionery Co Ltd	52,578
93,532		LOTTE Reit Co Ltd	482,330
38,000		LS Industrial Systems Co Ltd	2,148,237
3,440		Meritz Fire & Marine Insurance Co Ltd	76,365
9,213		NICE Information Service Co Ltd	192,289
9,603	*	OCI Co Ltd	952,781
40,750		Osstem Implant Co Ltd	4,585,116
52,000		S&T Daewoo Co Ltd	2,779,816
170,558		Samsung Techwin Co Ltd	7,693,637
240,615		Seah Besteel Corp	6,572,086
4,030		Shinyoung Securities Co Ltd	225,608
26,101		SK Discovery Co Ltd	1,107,971
257,361		SK Networks Co Ltd	1,386,819
41,434		Ubiquoss Holdings, Inc	737,654
2,526		Value Added Technologies Co Ltd	79,130
		TOTAL KOREA, REPUBLIC OF	79,883,242

LUXEMBOURG - 0.2%
440,969		SES S.A.	3,399,597
		TOTAL LUXEMBOURG	3,399,597

MALAYSIA - 0.9%
1,871,200		Bursa Malaysia BHD	3,372,208
347,900	*	Greatech Technology Bhd	529,286
610,900		IJM Corp BHD	267,882
536,400		IOI Properties Group BHD	143,633
624,900		Leong Hup International BHD	102,173
3,145,209	g	Lotte Chemical Titan Holding BHD	1,952,644
256,500		Malaysian Pacific Industries BHD	2,705,015
3,038,700		Malaysian Resources Corp BHD	277,278
5,337,500		MMC Corp BHD	2,214,151
15,344,300	*	Sapurakencana Petroleum BHD	453,697
80,700		ViTrox Corp BHD	361,429
		TOTAL MALAYSIA	12,379,396

MALTA - 0.4%
106,571	*	Kambi Group plc	4,584,542
72,000		Kindred Group plc (ADR)	1,178,534
		TOTAL MALTA	5,763,076

MEXICO - 0.2%
60		Bolsa Mexicana de Valores S.A. de C.V.	122
96,800		Grupo Cementos de Chihuahua SAB de C.V.	787,238
573,200		Grupo Comercial Chedraui S.a. DE C.V.	912,225
534,100	g	Macquarie Mexico Real Estate Management SA de CV	651,988
95

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

201,500		PLA Administradora Industrial S de RL de C.V.	$318,554
20		Qualitas Controladora SAB de C.V.	97
20		Regional SAB de C.V.	123
		TOTAL MEXICO	2,670,347

NETHERLANDS - 1.6%
27,630		AMG Advanced Metallurgical Group NV	864,212
21,785		ASM International NV	7,731,714
1,273	*	Brack Capital Properties NV	135,946
83,903		Brunel International NV	1,111,112
189,060	*	OCI NV	4,586,396
143,812	g	Signify NV	8,056,168
		TOTAL NETHERLANDS	22,485,548

NEW ZEALAND - 0.1%
426,131		Argosy Property Ltd	483,884
323,199		Kiwi Property Group Ltd	262,572
		TOTAL NEW ZEALAND	746,456

NORWAY - 0.3%
212,535	g	Europris ASA	1,430,090
118,000	g	Sbanken ASA	1,437,143
8,338		Selvaag Bolig ASA	55,211
22,987		Sparebank Oestlandet	319,511
130,000		Sparebanken Nord-Norge	1,231,614
		TOTAL NORWAY	4,473,569

PAKISTAN - 0.1%
393,659		Engro Chemical Pakistan Ltd	714,400
461,854		Fauji Fertilizer Co Ltd	302,920
298,141		Pakistan Petroleum Ltd	150,098
		TOTAL PAKISTAN	1,167,418

PERU - 0.1%
43,941		Intercorp Financial Services, Inc	894,199
		TOTAL PERU	894,199

PHILIPPINES - 0.0%
315,600		Semirara Mining & Power Corp	103,104
576,000		Vista Land & Lifescapes, Inc	39,301
		TOTAL PHILIPPINES	142,405

POLAND - 0.4%
78,080		Asseco Poland S.A.	1,625,090
47,540	*	Bank Handlowy w Warszawie S.A.	558,380
57,691		Ciech S.A.	716,551
544,135	*	Enea S.A.	1,206,925
74,506		Warsaw Stock Exchange	840,867
		TOTAL POLAND	4,947,813

RUSSIA - 0.1%
153,266		Sistema PJSFC	1,227,661
		TOTAL RUSSIA	1,227,661
96

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SAUDI ARABIA - 0.1%
46,285	*	Saudi Ceramic Co	$762,695
		TOTAL SAUDI ARABIA	762,695

SINGAPORE - 0.7%
5,902,000		Frasers Logistics & Industrial Trust	6,610,096
378,000		Overseas Union Enterprise Ltd	348,638
1,570,300		Sasseur Real Estate Investment Trust	1,100,989
1,406,400		Sheng Siong Group Ltd	1,630,168
		TOTAL SINGAPORE	9,689,891

SOUTH AFRICA - 1.2%
170,835		African Rainbow Minerals Ltd	3,485,670
147,027		DataTec Ltd	236,327
333,328	*	Distell Group Holdings Ltd	3,888,343
298,236		Imperial Holdings Ltd	1,243,731
2,267,398	*	Life Healthcare Group Holdings Pte Ltd	3,646,098
277,471	*	Massmart Holdings Ltd	1,093,692
380,357		Royal Bafokeng Platinum Ltd	3,008,588
		TOTAL SOUTH AFRICA	16,602,449

SPAIN - 0.6%
318,699	g	ContourGlobal plc	868,904
17,030		Corp Financiera Alba	956,483
3,756,129	*,e	Distribuidora Internacional de Alimentacion S.A.	113,620
371,654		Faes Farma S.A. (Sigma)	1,450,477
44,000		Viscofan S.A.	3,055,469
273,019		Zardoya Otis S.A.	1,850,192
		TOTAL SPAIN	8,295,145

SWEDEN - 6.3%
174,355	g	AcadeMedia AB	1,688,105
48,936		AF AB	1,667,663
356,147		Arjo AB	4,498,770
231,000		Betsson AB	1,859,614
102,042		Bilia AB	2,189,503
19,899	*,g	BioArctic AB	318,998
223,206		Bonava AB	2,387,314
88,479	*	Clas Ohlson AB (B Shares)	907,569
126,899		Cloetta AB	411,842
357,000	*,e	Collector AB	1,488,386
125,863		Corem Property Group AB	319,468
233,338	*	Embracer Group AB	6,039,135
113,079	*	Enad Global 7 AB	898,194
85,128		Fagerhult AB	783,204
242,274		Getinge AB (B Shares)	10,528,509
330,404		Hexpol AB	4,498,434
23,268		Investment AB Oresund	472,474
116,000		Inwido AB	2,149,702
595,305	g	LeoVegas AB	2,562,846
46,633		Lifco AB	1,367,741
8,157		Lime Technologies AB	378,104
152,546		Lindab International AB	4,452,087
97

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

56,292		MIPS AB	$5,944,484
6,947	g	Munters Group AB	63,672
187,111		NCC AB (B Shares)	3,324,869
53,300		Nobia AB	436,886
247,377	g	Nobina AB	2,281,016
247,091		Nolato AB	2,742,754
219,784		Nordnet AB publ	3,546,303
88,920		Paradox Interactive AB	1,790,093
137,567		Ratos AB (B Shares)	975,127
553,148		Samhallsbyggnadsbolaget i - D	1,967,542
71,345	*	Storytel AB	1,848,187
85,140	g	Thule Group AB	4,298,628
156,487		Trelleborg AB (B Shares)	3,868,299
88,227		Wihlborgs Fastigheter AB	2,055,568
		TOTAL SWEDEN	87,011,090

SWITZERLAND - 2.4%
10,978		Bachem Holding AG.	7,268,567
3,335		Coltene Holding AG.	445,334
26,359		DKSH Holding AG.	2,228,298
2,000		Emmi AG.	2,202,351
114		Gurit Holding AG.	257,990
213		LEM Holding S.A.	532,588
33,000		PSP Swiss Property AG.	4,465,824
14,295		Tecan Group AG.	8,243,484
13,180	g	VAT Group AG.	5,173,872
24,220		Vetropack Holding AG.	1,600,721
11,966		Vontobel Holding AG.	1,055,075
		TOTAL SWITZERLAND	33,474,104

TAIWAN - 5.9%
926,000		Benq Corp	980,971
187,000		Chang Wah Technology Co Ltd	680,422
1,491,000	*	Cheng Loong Corp	2,250,340
1,714,000	*	China Bills Finance Corp	1,039,473
3,206,000	*	ChipMOS Technologies, Inc	6,144,071
115,000		Clevo Co	122,231
89,000		eMemory Technology, Inc	4,186,054
3,983,000		Evergreen International Storage & Transport Corp	4,599,708
1,894,000		Faraday Technology Corp	7,667,424
984,000	*	Forhouse Corp	470,052
74,000		Formosa Sumco Technology Corp	499,571
759,000		Ginko International Co Ltd	6,151,185
258,000		Global Unichip Corp	3,823,497
506	*	Hannstar Board Corp	860
767,000	*	King Yuan Electronics Co Ltd	1,278,612
1,343,000		King’s Town Bank	1,941,707
686,000		KMC Kuei Meng International In	5,915,082
423,000		Lien Hwa Industrial Corp	794,489
1,151,000	*	Marketech International Corp	4,596,367
600		Mercuries & Associates Holding Ltd	499
4,540,000	*	Mercuries Life Insurance Co Lt	1,500,906
276,000		Merida Industry Co Ltd	3,314,796
1,696,000		Paiho Shih Holdings Corp	2,450,310
290,000	*	Prince Housing & Development Corp	124,097
98

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

12,000		Radiant Opto-Electronics Corp	$45,373
786,000	*	Ritek Corp	268,781
1,046,000	*	Roo Hsing Co Ltd	331,393
417,000	*	Ruentex Industries Ltd	1,463,792
331,000	*	Shining Building Business Co Ltd	139,959
516,000	*	Simplo Technology Co Ltd	6,825,954
355,000		Systex Corp	1,112,741
297,000		Taiwan Secom Co Ltd	999,039
275,000		Topco Scientific Co Ltd	1,276,647
3,063,000		TPK Holding Co Ltd	4,712,449
827,000	*	Union Bank Of Taiwan	357,824
944		USI Corp	1,110
64,700		Voltronic Power Technology Corp	3,152,549
751,000		Waterland Financial Holdings	442,181
		TOTAL TAIWAN	81,662,516

THAILAND - 0.0%
678,500		SC Asset Corp PCL	61,555
		TOTAL THAILAND	61,555

TURKEY - 1.0%
1,886,938		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,975,998
85,842	*	Migros Ticaret AS	347,349
3,748,004		Sok Marketler Ticaret AS.	5,096,707
663,736		Tofas Turk Otomobil Fabrik	2,582,158
76,812		Turk Traktor ve Ziraat Makineleri AS	1,552,678
		TOTAL TURKEY	14,554,890

UNITED ARAB EMIRATES - 0.0%
1,580,543	*	DAMAC Properties Dubai Co PJSC	529,264
		TOTAL UNITED ARAB EMIRATES	529,264

UNITED KINGDOM - 11.9%
966,557		888 Holdings plc	4,991,429
326,906		AJ Bell plc	1,911,205
1,147,516		Alliance Pharma plc	1,658,850
776,973	*	Avacta Group plc	1,468,791
237,752		Big Yellow Group plc	4,798,504
678,243		Brewin Dolphin Holdings plc	3,380,600
2,033,148	*	Centrica plc	1,282,974
84,518		Clipper Logistics plc	991,532
238,312	g	CMC Markets plc	1,490,643
64,706		Computacenter plc	2,446,014
83,346	*	CVS Group plc	2,783,213
93,346		Diploma plc	3,834,593
954,318	*	Dr. Martens PLC	5,743,757
276,602	*	Draper Esprit plc	3,852,460
15,972		EMIS Group plc	286,394
639,000	*	Empiric Student Property plc	859,788
67,239	*	Ergomed plc	1,149,586
308,000	*	Frasers Group plc	2,580,649
103,608	*,g	Funding Circle Holdings plc	200,181
58,861		GB Group plc	711,807
90,887		GCP Student Living plc	267,194
21,000		Genus plc	1,609,136
396,804		Grainger plc	1,668,828
99

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

612,000	*	Halfords Group plc	$3,026,721
17,501		Helical Bar plc	110,511
489,725		HomeServe plc	6,364,715
75,054	*	Hotel Chocolat Group Ltd	375,571
164,512		Howden Joinery Group plc	2,050,078
311,551		Hunting plc	908,488
537,014		IG Group Holdings plc	6,652,873
2,956,272		IP Group plc	4,730,210
346,840	*	John Wood Group plc	1,050,638
95,736		Kainos Group plc	2,298,173
33,013		Keller Group plc	404,274
1,842,676		LondonMetric Property plc	6,365,844
1,580,985		LXI REIT plc	3,164,864
8,251		Marshalls plc	83,697
796,519		Micro Focus International plc	4,437,985
836,774	*	Mitie Group	737,416
336,000		Ninety One plc	1,062,984
61,841		Numis Corp plc	307,733
197,799		Pennon Group plc	3,509,846
17,419		Pets at Home Group plc	113,168
192,174		Picton Property Income Ltd	246,019
326,261	*	Playtech Ltd	1,677,961
373,523		PZ Cussons plc	1,305,781
995,390		QinetiQ plc	4,550,820
75,478		Rathbone Brothers	1,966,485
107,867	*	Restore plc	710,693
909,483		Rightmove plc	8,871,512
1,341,962		Rotork plc	6,729,568
243,775		Royal Mail plc	1,707,978
402,000		Safestore Holdings plc	5,900,721
467,602	*	Saga plc	2,300,914
619,652		Serco Group plc	1,218,197
7,246	*	Silence Therapeutics plc	62,446
1,233,770		Spirent Communications plc	4,376,530
140,979		Sthree plc	981,040
48,954	*	Team17 Group plc	591,851
2,903,692		Tritax Big Box REIT plc	8,494,921
492,350		Unite Group plc	7,921,547
527,556		Warehouse REIT plc	1,132,220
65,225	*	Weir Group plc	1,570,648
657,396		Yule Catto & Co plc	4,835,325
		TOTAL UNITED KINGDOM	164,877,094

UNITED STATES - 5.2%
1,055,900	g	Avast plc	8,509,266
263,373	*	Carnival plc	5,213,148
182,353		iShares Core MSCI Emerging Markets ETF	11,526,533
85,122		iShares MSCI Canada Index Fund	3,177,604
452,944		iShares MSCI EAFE Small-Cap ETF	34,170,095
62,000		Parade Technologies Ltd	3,807,189
15,080,000	*,g	Razer, Inc	3,658,276
30,838	*	Taro Pharmaceutical Industries Ltd	2,195,666
		TOTAL UNITED STATES	72,257,777

		TOTAL COMMON STOCKS	1,388,369,037
		(Cost $1,170,187,754)
100

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	RATE	VALUE

SHORT-TERM INVESTMENTS - 0.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
3,771,744	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050%	$3,771,744
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		3,771,744

		TOTAL SHORT-TERM INVESTMENTS		3,771,744
		(Cost $3,771,744)
		TOTAL INVESTMENTS - 100.1%		1,392,140,781
		(Cost $1,173,959,498)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%		(1,685,721)
		NET ASSETS - 100.0%		$1,390,455,060

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,267,624.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $62,045,949 or 4.5% of net assets.
101

TIAA-CREF FUNDS – Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUSTRALIA - 6.5%
74,309		APA Group	$521,425
10,912		Aurizon Holdings Ltd	30,967
211,357		AusNet Services	282,664
240,495		Australia & New Zealand Banking Group Ltd	4,896,136
8,834		Australian Stock Exchange Ltd	500,442
81,848		BlueScope Steel Ltd	1,451,437
40,091		Brambles Ltd	343,246
4,415		Cochlear Ltd	798,757
29,991		Coles Group Ltd	385,970
113,549		Commonwealth Bank of Australia	8,324,057
33,257		Computershare Ltd	382,379
32,396		CSL Ltd	6,896,803
39,866		Dexus Property Group	301,150
123,256		Evolution Mining Ltd	374,855
207,833		Fortescue Metals Group Ltd	3,797,650
114,345		Goodman Group	1,901,804
84,960		GPT Group	291,303
71,463		Insurance Australia Group Ltd	254,848
35,032		Lend Lease Corp Ltd	314,440
33,263		Macquarie Group Ltd	3,840,827
190,339		Mirvac Group	399,503
120,833		Newcrest Mining Ltd	2,335,405
22,517		Northern Star Resources Ltd	167,778
2,654		Orica Ltd	24,206
461,549		Origin Energy Ltd	1,394,449
83,107		QBE Insurance Group Ltd	666,011
24,861		Ramsay Health Care Ltd	1,175,771
62,584		Seek Ltd	1,353,813
192,404		Stockland Trust Group	622,257
136,134	*	Sydney Airport	783,339
306,717		Transurban Group	3,235,186
186,464		Vicinity Centres	213,070
55,654		Wesfarmers Ltd	2,509,252
286,538		Westpac Banking Corp	5,146,923
44,903		Wisetech Global Ltd	1,018,516
40,471		Woodside Petroleum Ltd	650,125
		TOTAL AUSTRALIA	57,586,764

AUSTRIA - 0.8%
31,796		Erste Bank der Oesterreichischen Sparkassen AG.	1,232,113
84,431		Mondi plc	2,340,744
45,229		OMV AG.	2,442,084
29,644		Voestalpine AG.	1,307,764
		TOTAL AUSTRIA	7,322,705
102

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

BELGIUM - 0.9%
32,439		KBC Groep NV	$2,612,075
3,149		Solvay S.A.	420,569
23,024		UCB S.A.	2,490,213
44,277		Umicore S.A.	2,748,129
		TOTAL BELGIUM	8,270,986

CHILE - 0.3%
121,108		Antofagasta plc	2,514,594
		TOTAL CHILE	2,514,594

CHINA - 0.4%
973,017		BOC Hong Kong Holdings Ltd	3,124,631
		TOTAL CHINA	3,124,631

DENMARK - 2.6%
14,349		Ambu A.S.	530,865
3,923		Chr Hansen Holding A/S	352,826
8,437		Coloplast AS	1,542,820
5,622	*	Genmab AS	2,541,025
14,973		GN Store Nord	1,312,134
115,352		Novo Nordisk AS	10,678,282
3,950		Novozymes AS	310,331
21,837	g	Orsted AS	3,238,867
4,056		Pandora AS	524,672
1,728		Tryg A.S.	42,707
62,190		Vestas Wind Systems A.S.	2,293,228
		TOTAL DENMARK	23,367,757

FINLAND - 0.9%
3,543		Elisa Oyj (Series A)	227,713
26,369		Kesko Oyj (B Shares)	1,130,227
58,526		Neste Oil Oyj	3,597,638
12,657		Orion Oyj (Class B)	538,751
37,810		Stora Enso Oyj (R Shares)	748,701
25,253		UPM-Kymmene Oyj	1,031,973
50,005		Wartsila Oyj (B Shares)	753,300
		TOTAL FINLAND	8,028,303

FRANCE - 10.2%
18,445	*	Accor S.A.	652,770
28,090		Air Liquide	4,885,088
14,375	g	Amundi S.A.	1,327,580
30,402		Atos Origin S.A.	1,453,905
187,299		AXA S.A.	4,850,487
99,464		BNP Paribas S.A.	6,065,228
28,099		Bouygues S.A.	1,082,976
20,908		Cap Gemini S.A.	4,519,320
64,656		Carrefour S.A.	1,200,938
51,589		CNP Assurances	876,919
63,674		Danone	4,683,445
13,628		Eiffage S.A.	1,389,302
28,578		Essilor International S.A.	5,395,037
10,754		Eurazeo	1,041,647
103

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

14,148		Fonciere Des Regions	$1,329,083
3,308		Gecina S.A.	524,619
2,948		Hermes International	4,506,831
5,492		Kering	4,927,086
53,077		Klepierre	1,285,097
18,096		Legrand S.A.	2,039,344
18,450		L’Oreal S.A.	8,440,755
24,436		Michelin (C.G.D.E.) (Class B)	3,991,433
156,960		Orange S. A.	1,746,829
2,332		SEB S.A.	387,481
128,756		Societe Generale	3,770,710
2,659		Teleperformance	1,121,557
186,258		Total S.A.	8,122,099
30,833	*	Unibail-Rodamco-Westfield	2,566,409
70,523		Valeo S.A.	2,039,230
60,583		Vivendi Universal S.A.	2,046,884
5,026		Wendel	705,474
		TOTAL FRANCE	88,975,563

GERMANY - 8.7%
11,764		Adidas-Salomon AG.	4,269,783
31,294		Allianz AG.	7,778,541
65,784		BASF SE	5,169,203
45,022		Bayerische Motoren Werke AG.	4,476,594
11,496		Beiersdorf AG.	1,365,422
9,703		Brenntag AG.	969,129
13,541		Deutsche Boerse AG.	2,259,504
87,129		Deutsche Post AG.	5,904,834
28,770		Deutsche Wohnen AG.	1,796,172
26,129		HeidelbergCement AG.	2,315,492
27,629	*	HelloFresh SE	2,589,925
31,714		Henkel KGaA	2,883,593
26,960		Henkel KGaA (Preference)	2,733,328
3,912		LEG Immobilien AG.	618,279
19,629		Merck KGaA	4,018,134
12,726		MTU Aero Engines Holding AG.	3,183,247
11,899		Muenchener Rueckver AG.	3,210,635
5,666		Puma AG. Rudolf Dassler Sport	695,045
71,164		SAP AG.	10,212,833
55,241		Siemens AG.	8,619,420
253,860		Telefonica Deutschland Holding AG.	684,294
12,853	*,g	Zalando SE	1,428,127
		TOTAL GERMANY	77,181,534

HONG KONG - 2.4%
328,500		CLP Holdings Ltd	3,387,301
168,881		Hang Seng Bank Ltd	3,234,316
103,238		Hong Kong Exchanges and Clearing Ltd	6,597,908
366,030		Link REIT	3,497,910
474,731		MTR Corp	2,814,514
152,968		Swire Pacific Ltd (Class A)	950,211
359,400		Swire Properties Ltd	1,022,190
		TOTAL HONG KONG	21,504,350
104

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

IRELAND - 0.9%
91,651		CRH plc	$4,580,630
25,288		Kerry Group plc (Class A)	3,749,735
		TOTAL IRELAND	8,330,365

ISRAEL - 0.3%
348,731	*	Bank Hapoalim Ltd	2,775,175
		TOTAL ISRAEL	2,775,175

ITALY - 2.3%
38,240		Amplifon S.p.A.	1,888,463
148,376		Assicurazioni Generali S.p.A.	2,958,340
682,367		Enel S.p.A.	6,288,372
345,291		ENI S.p.A.	4,083,277
1,769,121		Intesa Sanpaolo S.p.A.	4,887,278
		TOTAL ITALY	20,105,730

JAPAN - 23.1%
52,900		Aeon Co Ltd	1,447,599
60,200		Ajinomoto Co, Inc	1,533,709
22,714	*	All Nippon Airways Co Ltd	532,261
135,600		Asahi Kasei Corp	1,478,707
164,600		Astellas Pharma, Inc	2,621,646
3,900		Azbil Corp	152,092
20,800		Capcom Co Ltd	571,914
18,781		Central Japan Railway Co	2,731,972
87,965		Chugai Pharmaceutical Co Ltd	3,241,555
8,427		Dai Nippon Printing Co Ltd	198,585
6,800		Daifuku Co Ltd	609,343
157,600		Daiichi Sankyo Co Ltd	3,121,156
16,475		Daikin Industries Ltd	3,440,518
52,149		Daiwa House Industry Co Ltd	1,598,899
60,659		Denso Corp	4,167,342
34,332		East Japan Railway Co	2,287,279
34,148		Eisai Co Ltd	2,808,768
254,300		ENEOS Holdings, Inc	1,068,211
2,800		Fast Retailing Co Ltd	1,898,968
29,800		Fujifilm Holdings Corp	2,138,532
24,072		Fujitsu Ltd	4,095,379
10,616		Hankyu Hanshin Holdings, Inc	313,923
61,711		Hino Motors Ltd	541,001
23,400	*	Hitachi Construction Machinery Co Ltd	661,178
24,563	*	Hitachi Metals Ltd	479,691
600		Hoshizaki Electric Co Ltd	50,384
70,141		Hulic Co Ltd	797,976
32,400		Ibiden Co Ltd	1,716,396
178,250		Inpex Holdings, Inc	1,264,249
30		Japan Retail Fund Investment Corp	31,426
50,600		Kajima Corp	651,363
2,900		Kansai Paint Co Ltd	71,222
31,900		Kao Corp	1,920,741
158,096		KDDI Corp	4,835,145
1,500		Keio Corp	84,021
1,100		Keisei Electric Railway Co Ltd	32,761
14,846		Keyence Corp	8,269,259
24,200		Kikkoman Corp	1,481,933
105

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

3,165	*	Kintetsu Corp	$106,948
3,200		Kobayashi Pharmaceutical Co Ltd	255,248
25,600		Kobe Bussan Co Ltd	861,961
71,700		Komatsu Ltd	1,796,732
4,700		Kose Corp	742,651
109,572		Kubota Corp	2,291,310
40,100		Kyowa Hakko Kogyo Co Ltd	1,305,301
3,200		Lawson, Inc	160,832
12,000		Lion Corp	207,710
12,800		LIXIL Group Corp	349,313
15,100		MEIJI Holdings Co Ltd	934,701
114,879		Mitsubishi Chemical Holdings Corp	963,939
149,179		Mitsubishi Corp	4,184,286
68,226		Mitsubishi Estate Co Ltd	1,070,256
3,900		Mitsui Chemicals, Inc	124,367
126,000		Mitsui Fudosan Co Ltd	2,946,794
4,500		Miura Co Ltd	198,714
17,600		MS&AD Insurance Group Holdings Inc	544,034
60,500		Murata Manufacturing Co Ltd	5,020,636
4,500		Nabtesco Corp	170,444
37,601		NEC Corp	1,907,011
5,600		NGK Insulators Ltd	89,683
9,804		Nintendo Co Ltd	5,040,265
4,000		Nippon Express Co Ltd	292,199
172,000		Nippon Paint Co Ltd	2,195,440
192,754		Nippon Steel Corp	3,343,761
158,000		Nippon Telegraph & Telephone Corp	4,046,082
43,100		Nippon Yusen Kabushiki Kaisha	2,328,779
5,313		Nissin Food Products Co Ltd	378,075
17,700		Nitto Denko Corp	1,315,082
199,300	*	Nomura Holdings, Inc	998,011
21,100		Nomura Real Estate Holdings, Inc	523,205
166		Nomura Real Estate Master Fund, Inc	263,770
64,800		Nomura Research Institute Ltd	2,085,253
48,485		Obayashi Corp	396,474
2,121		Odakyu Electric Railway Co Ltd	50,620
14,200		Omron Corp	1,215,165
71,200		Ono Pharmaceutical Co Ltd	1,625,364
13,082		Oriental Land Co Ltd	1,792,239
72,000		ORIX Corp	1,259,669
92,900		Osaka Gas Co Ltd	1,735,624
8,000		Otsuka Corp	415,685
292,906		Panasonic Corp	3,536,858
70,429		Recruit Holdings Co Ltd	3,650,379
288,800		Resona Holdings, Inc	1,084,351
52,100		Santen Pharmaceutical Co Ltd	705,947
11,001		Secom Co Ltd	832,672
6,224		Sekisui Chemical Co Ltd	107,398
17,563	e	Sekisui House Ltd	347,844
74,200		SG Holdings Co Ltd	1,995,166
14,000		Shimadzu Corp	564,627
13,068		Shimizu Corp	96,240
25,500		Shin-Etsu Chemical Co Ltd	4,159,793
28,100		Shionogi & Co Ltd	1,479,878
31,200		Shiseido Co Ltd	2,085,273
258,900		Softbank Corp	3,381,545
106

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

400		Sohgo Security Services Co Ltd	$18,704
25,600		Sompo Holdings, Inc	1,058,357
89,515		Sony Corp	9,351,316
39,914		Stanley Electric Co Ltd	1,041,474
6,700		Sumisho Computer Systems Corp	403,809
360,500		Sumitomo Chemical Co Ltd	1,876,588
48,708		Sumitomo Dainippon Pharma Co Ltd	843,393
75,471		Sumitomo Metal Mining Co Ltd	3,058,641
79,200		Sumitomo Mitsui Trust Holdings, Inc	2,599,808
33,900		Suntory Beverage & Food Ltd	1,188,617
14,500		Sysmex Corp	1,725,363
77,600		T&D Holdings, Inc	992,873
7,200		Taisei Corp	242,650
12,000		TDK Corp	1,369,200
2,200		Toho Gas Co Ltd	106,937
30,126		Tokio Marine Holdings, Inc	1,435,837
11,700		Tokyo Century Corp	643,886
13,900		Tokyo Electron Ltd	5,732,714
38,100		Tokyo Gas Co Ltd	721,184
8,300		Tokyu Corp	111,243
60,400		Toray Industries, Inc	397,685
5,724		Toto Ltd	296,790
6,000		Toyo Suisan Kaisha Ltd	229,064
136,995	*	Toyota Motor Corp	12,298,791
54,700		Uni-Charm Corp	2,195,512
10,100		Welcia Holdings Co Ltd	343,801
4,200		West Japan Railway Co	228,196
18,800		Yakult Honsha Co Ltd	1,110,985
13,800		Yamada Denki Co Ltd	65,197
2,470		Yamaha Corp	136,873
44,800		Yamaha Motor Co Ltd	1,121,823
16,486		Yaskawa Electric Corp	816,332
34,098		Yokogawa Electric Corp	524,570
615,800		Z Holdings Corp	3,082,189
		TOTAL JAPAN	203,879,110

NETHERLANDS - 3.7%
468,928		Aegon NV	1,996,507
10,289		Akzo Nobel NV	1,270,972
24,808		ASML Holding NV	18,962,832
10,464		DSM NV	2,109,347
117,774		Koninklijke KPN NV	386,460
4,972		Koninklijke Vopak NV	210,527
40,340		NN Group NV	2,005,558
48,966		Prosus NV	4,368,668
6,780		Randstad Holdings NV	491,893
10,753		Wolters Kluwer NV	1,225,878
		TOTAL NETHERLANDS	33,028,642

NEW ZEALAND - 0.9%
55,176	*	a2 Milk Co Ltd	239,898
41,348	*	Auckland International Airport Ltd	208,615
72,699		Fisher & Paykel Healthcare Corp	1,600,242
178,448		Mercury NZ Ltd	821,048
172,174		Meridian Energy Ltd	626,006
79,890		Ryman Healthcare Ltd	733,783
107

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

48,013		Telecom Corp of New Zealand Ltd	$158,480
31,531	*	Xero Ltd	3,271,414
		TOTAL NEW ZEALAND	7,659,486

NORWAY - 1.0%
179,771		Equinor ASA	3,501,793
35,027		Mowi ASA	892,480
413,021		Norsk Hydro ASA	2,747,826
118,885		Orkla ASA	1,079,761
77,234		Telenor ASA	1,340,948
		TOTAL NORWAY	9,562,808

PORTUGAL - 0.2%
207,136		Energias de Portugal S.A.	1,074,408
135,625		Galp Energia SGPS S.A.	1,322,576
6,447		Jeronimo Martins SGPS S.A.	131,350
		TOTAL PORTUGAL	2,528,334

RUSSIA - 0.3%
61,539		Coca-Cola HBC AG.	2,323,889
		TOTAL RUSSIA	2,323,889

SAUDI ARABIA - 0.4%
21,662	*,g	Delivery Hero AG.	3,238,308
		TOTAL SAUDI ARABIA	3,238,308

SINGAPORE - 1.5%
604,508		CapitaLand Ltd	1,795,972
77,468		CapitaMall Trust	122,754
49,700		City Developments Ltd	250,712
173,191		DBS Group Holdings Ltd	3,875,382
135,800		Keppel Corp Ltd	549,010
192,200		Oversea-Chinese Banking Corp	1,738,878
357,395	*	Singapore Airlines Ltd	1,339,879
36,200		Singapore Exchange Ltd	316,749
367,500		Singapore Technologies Engineering Ltd	1,085,293
814,525	*	Singapore Telecommunications Ltd	1,365,215
74,300		UOL Group Ltd	399,331
		TOTAL SINGAPORE	12,839,175

SPAIN - 2.6%
60,565	*	Amadeus IT Holding S.A.	3,971,900
740,237		Banco Bilbao Vizcaya Argentaria S.A.	4,738,611
686,840		CaixaBank S.A.	2,039,852
362,604		Iberdrola S.A.	4,363,970
62,525		Industria De Diseno Textil S.A.	2,120,621
78,263	e	Naturgy Energy Group S.A.	2,019,969
10,991		Red Electrica Corp S.A.	217,718
299,572		Repsol YPF S.A.	3,281,185
		TOTAL SPAIN	22,753,826

SWEDEN - 4.1%
65,963		Assa Abloy AB	2,115,847
72,264		Atlas Copco AB (A Shares)	4,894,080
65,144		Atlas Copco AB (B Shares)	3,703,980
108

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

79,623		Boliden AB	$3,103,065
10,733		Electrolux AB (Series B)	281,885
66,096		Essity AB	2,162,511
41,778		Hennes & Mauritz AB (B Shares)	873,441
9,086		Husqvarna AB (B Shares)	127,146
2,585		ICA Gruppen AB	127,772
68,163		Kinnevik AB	2,971,621
15,109		Lundin Petroleum AB	471,013
129,308		Sandvik AB	3,371,874
227,162		Skandinaviska Enskilda Banken AB (Class A)	3,072,352
19,911		Skanska AB (B Shares)	562,081
29,472		SKF AB (B Shares)	784,151
39,997		Svenska Cellulosa AB (B Shares)	743,950
126,071		Svenska Handelsbanken AB	1,420,732
33,046		Tele2 AB (B Shares)	485,413
72,073		TeliaSonera AB	316,134
180,282		Volvo AB (B Shares)	4,251,367
		TOTAL SWEDEN	35,840,415

SWITZERLAND - 9.1%
12,201		Adecco S.A.	730,671
1,096		Barry Callebaut AG.	2,777,961
16,853		Clariant AG.	350,601
560		Givaudan S.A.	2,795,096
9,706		Kuehne & Nagel International AG.	3,274,154
7,184		Lonza Group AG.	5,593,644
167,723		Nestle S.A.	21,238,705
42,612		Roche Holding AG.	16,461,530
411		SGS S.A.	1,330,273
14,398		Sika AG.	5,071,989
9,450		Sonova Holdings AG	3,710,400
3,787		Swiss Life Holding	1,953,345
2,693		Swisscom AG.	1,618,497
346,219		UBS Group AG	5,704,226
14,972		Vifor Pharma AG.	2,093,861
13,494		Zurich Insurance Group AG	5,440,440
		TOTAL SWITZERLAND	80,145,393

UNITED KINGDOM - 13.2%
192,491		3i Group plc	3,421,181
56,218		Ashtead Group plc	4,206,761
107,525		Associated British Foods plc	2,989,934
82,191		AstraZeneca plc	9,444,557
38,045		AstraZeneca plc (ADR)	2,177,696
671,379		Aviva plc	3,605,734
160,933		Barratt Developments plc	1,572,744
14,140		Berkeley Group Holdings plc	952,017
239,677		British Land Co plc	1,696,897
1,312,869	*	BT Group plc	3,162,354
27,810		Burberry Group plc	797,688
208,865		CNH Industrial NV	3,487,537
51,582		Coca-Cola European Partners plc (Class A)	3,201,179
212,984	*	Compass Group plc	4,500,327
23,245		Croda International plc	2,721,089
7,785		DCC plc	651,786
387,603		GlaxoSmithKline plc	7,652,768
109

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

355,752	*	Informa plc	$2,444,485
43,465	*	InterContinental Hotels Group plc	2,870,587
22,639		Intertek Group plc	1,621,992
341,344		J Sainsbury plc	1,344,154
116,607		JD Sports Fashion plc	1,452,945
16,714		Johnson Matthey plc	690,861
190,476		Kingfisher plc	978,366
990,700		Legal & General Group plc	3,588,779
35,343		London Stock Exchange Group plc	3,685,260
177,474		National Grid plc	2,269,203
8,732	*	Next plc	956,534
96,469	*	Ocado Ltd	2,485,767
29,730		Persimmon plc	1,199,237
139,559		RELX plc	4,102,237
28,103		Schroders plc	1,427,187
160,232	e	Scottish & Southern Energy plc	3,212,569
150,231		Segro plc	2,539,541
77,415		St. James’s Place plc	1,705,606
467,269		Standard Chartered plc	2,801,187
577,802		Standard Life Aberdeen plc	2,279,391
352,705		Taylor Wimpey plc	806,378
1,122,367		Tesco plc	3,633,554
2,348,519		Vodafone Group plc	3,776,305
58,769	e	Vodafone Group plc (ADR)	959,698
57,490	*	Whitbread plc	2,429,858
458,465		WM Morrison Supermarkets plc	1,705,326
201,298		WPP plc	2,603,393
		TOTAL UNITED KINGDOM	115,812,649

UNITED STATES - 1.8%
29,518		Ferguson plc	4,138,102
42,986		Schneider Electric S.A.	7,199,653
38,342		Swiss Re Ltd	3,476,105
84,867		Tenaris S.A.	864,705
		TOTAL UNITED STATES	15,678,565

		TOTAL COMMON STOCKS	874,379,057
		(Cost $722,717,842)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.1%

GOVERNMENT AGENCY DEBT - 1.2%
$10,000,000		Federal Home Loan Bank (FHLB)	0.000%	08/17/21	9,999,875
		TOTAL GOVERNMENT AGENCY DEBT			9,999,875

REPURCHASE AGREEMENT - 0.2%
1,845,000	r	Fixed Income Clearing Corp (FICC)	0.020	08/02/21	1,845,000
		TOTAL REPURCHASE AGREEMENT			1,845,000

TREASURY DEBT - 1.3%
11,690,000		United States Treasury Bill	0.000	08/03/21	11,689,993
		TOTAL TREASURY DEBT			11,689,993
110

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
3,615,799	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050%	$3,615,799
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		3,615,799

		TOTAL SHORT-TERM INVESTMENTS		27,150,667
		(Cost $27,150,634)
		TOTAL INVESTMENTS - 102.2%		901,529,724
		(Cost $749,868,476)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%		(19,385,096)
		NET ASSETS - 100.0%		$882,144,628

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,257,707.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $9,232,882 or 1.0% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $1,845,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $1,881,908.

Futures contracts outstanding as of July 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	41	09/17/21	$4,745,177	$4,754,770	$9,593
111

TIAA-CREF FUNDS – Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2021

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$5,276	GAMCO Investors, Inc	4.000%	06/15/23	$5,276
	TOTAL DIVERSIFIED FINANCIALS			5,276

	TOTAL CORPORATE BONDS			5,276
	(Cost $5,276)

SHARES		COMPANY

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.8%
71,981	*	Adient plc	3,032,560
90,168	*	American Axle & Manufacturing Holdings, Inc	873,728
208,157	*	Aptiv plc	34,730,995
20,855	*,e	Arcimoto, Inc	340,979
183,571		BorgWarner, Inc	8,991,308
60,149	*,e	Canoo, Inc	489,011
12,531	*	Cooper-Standard Holding, Inc	326,433
113,579		Dana Inc	2,744,069
20,723	*	Dorman Products, Inc	2,096,131
119,971	*,e	Fisker, Inc	1,933,933
3,020,338	*	Ford Motor Co	42,133,715
32,192	*	Fox Factory Holding Corp	5,200,296
1,060,357	*	General Motors Co	60,270,692
183,429		Gentex Corp	6,242,089
26,007	*	Gentherm, Inc	2,156,761
217,845	*	Goodyear Tire & Rubber Co	3,422,345
119,535		Harley-Davidson, Inc	4,735,977
18,753		LCI Industries, Inc	2,734,562
46,685		Lear Corp	8,168,941
84,863	*,e	Lordstown Motors Corp	529,545
37,350	*	Modine Manufacturing Co	624,865
12,250	*	Motorcar Parts of America, Inc	272,440
17,563		Patrick Industries, Inc	1,451,231
88,447	*,e	QuantumScape Corp	2,026,321
16,474		Standard Motor Products, Inc	687,954
20,436	*	Stoneridge, Inc	591,622
53,400	*	Tenneco, Inc	929,694
598,646	*	Tesla, Inc	411,389,531
112

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

40,432		Thor Industries, Inc	$4,785,532
22,062	*	Visteon Corp	2,516,171
24,358		Winnebago Industries, Inc	1,750,609
93,443	*,e	Workhorse Group, Inc	1,078,332
29,312	*,e	XL Fleet Corp	204,598
13,289	*	XPEL, Inc	1,230,561
		TOTAL AUTOMOBILES & COMPONENTS	620,693,531

BANKS - 4.2%
12,677		1st Source Corp	580,480
15,176		Allegiance Bancshares, Inc	553,469
13,583		Altabancorp	548,617
479		Amalgamated Financial Corp	7,357
14,015	*	Amerant Bancorp Inc	310,432
4,767		American National Bankshares, Inc	150,590
50,096		Ameris Bancorp	2,435,167
6,991		Arrow Financial Corp	252,026
121,220		Associated Banc-Corp	2,400,156
16,582	*	Atlantic Capital Bancshares, Inc	397,968
60,073		Atlantic Union Bankshares Corp	2,130,789
46,076	*	Axos Financial, Inc	2,204,737
42,478		Banc of California, Inc	727,223
15,213		Bancfirst Corp	844,017
81,168		BancorpSouth Bank	2,094,134
4,227	e	Bank First Corp	295,848
5,821,440		Bank of America Corp	223,310,438
31,540		Bank of Hawaii Corp	2,640,213
6,797		Bank of Marin Bancorp	235,856
41,122		Bank of NT Butterfield & Son Ltd	1,362,783
94,287		Bank OZK	3,838,424
73,410		BankUnited	2,905,568
27,864		Banner Corp	1,477,907
13,280		Bar Harbor Bankshares	380,339
38,325		Berkshire Hills Bancorp, Inc	1,036,308
13,256		Blue Ridge Bankshares, Inc	227,075
25,187		BOK Financial Corp	2,115,960
16,126	*	Bridgewater Bancshares, Inc	261,564
61,942		Brookline Bancorp, Inc	890,107
14,829		Bryn Mawr Bank Corp	580,259
6,258		Business First Bancshares, Inc	145,874
19,202		Byline Bancorp, Inc	472,561
95,463		Cadence BanCorp	1,813,797
5,146		Cambridge Bancorp	440,395
11,481		Camden National Corp	514,004
197		Capital Bancorp, Inc	4,476
4,674		Capital City Bank Group, Inc	113,765
109,579		Capitol Federal Financial	1,215,231
21,751		Capstar Financial Holdings, Inc	461,121
16,499	*	Carter Bankshares, Inc	189,244
57,028		Cathay General Bancorp	2,159,650
11,400		CBTX, Inc	299,820
16,564		Central Pacific Financial Corp	424,038
1,697		Century Bancorp, Inc	194,103
73,729		CIT Group, Inc	3,556,687

113

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

1,593,411		Citigroup, Inc	$107,746,452
5,365		Citizens & Northern Corp	132,516
322,991		Citizens Financial Group, Inc	13,617,301
13,730		City Holding Co	1,038,812
5,944		Civista Bancshares, Inc	136,058
8,140		CNB Financial Corp	187,708
7,192	*	Coastal Financial Corp	210,150
54,751		Columbia Banking System, Inc	1,913,000
38,006	*	Columbia Financial, Inc	685,628
106,844		Comerica, Inc	7,335,909
82,807		Commerce Bancshares, Inc	5,856,939
41,516		Community Bank System, Inc	2,974,206
14,544		Community Trust Bancorp, Inc	578,269
28,022		ConnectOne Bancorp, Inc	736,979
33,310	*	CrossFirst Bankshares, Inc	460,011
43,840		Cullen/Frost Bankers, Inc	4,704,909
20,084	*	Customers Bancorp, Inc	727,443
100,642		CVB Financial Corp	1,918,237
29,954		Dime Community Bancshares, Inc	989,081
23,669		Eagle Bancorp, Inc	1,302,505
110,222		East West Bancorp, Inc	7,842,295
128,785		Eastern Bankshares, Inc	2,350,326
5,411		Enterprise Bancorp, Inc	176,940
25,938		Enterprise Financial Services Corp	1,156,057
11,532	*	Equity Bancshares, Inc	339,733
85,813		Essent Group Ltd	3,876,173
12,212		Farmers National Banc Corp	187,454
27,818		FB Financial Corp	1,051,799
6,843		Federal Agricultural Mortgage Corp (FAMC)	667,193
111	e	Fidelity D&D Bancorp, Inc	5,661
538,448		Fifth Third Bancorp	19,540,278
25,552	*	Finance Of America Cos, Inc	164,810
9,067		Financial Institutions, Inc	266,932
21,092		First Bancorp	843,680
163,833		First Bancorp	1,987,294
7,861		First Bancorp, Inc	228,441
15,263		First Bancshares, Inc	588,694
607		First Bank	8,088
39,833		First Busey Corp	940,059
4,602	e	First Citizens Bancshares, Inc (Class A)	3,601,479
70,866		First Commonwealth Financial Corp	933,305
14,507		First Community Bancshares, Inc	423,604
76,443		First Financial Bancorp	1,719,968
102,380		First Financial Bankshares, Inc	5,000,239
9,059		First Financial Corp	362,813
29,791		First Foundation, Inc	702,174
99,413		First Hawaiian, Inc	2,736,840
419,165		First Horizon National Corp	6,476,099
3,000		First Internet Bancorp	90,840
34,924		First Interstate Bancsystem, Inc	1,464,014
44,053		First Merchants Corp	1,794,279
12,500		First Mid-Illinois Bancshares, Inc	508,625
87,600		First Midwest Bancorp, Inc	1,571,544
114

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

12,953		First of Long Island Corp	$279,137
134,960		First Republic Bank	26,319,899
4,042		Five Star Bancorp	98,504
39,546		Flagstar Bancorp, Inc	1,809,625
22,952		Flushing Financial Corp	506,092
246,362		FNB Corp	2,823,309
272		FS Bancorp, Inc	9,460
126,629		Fulton Financial Corp	1,939,956
20,011		German American Bancorp, Inc	754,415
74,814		Glacier Bancorp, Inc	3,857,410
10,717		Great Southern Bancorp, Inc	557,606
47,035		Great Western Bancorp, Inc	1,448,678
5,229		Guaranty Bancshares, Inc	174,910
65,791		Hancock Whitney Corp	2,875,725
30,069		Hanmi Financial Corp	548,158
40,940		HarborOne Northeast Bancorp, Inc	557,193
7,463		HBT Financial, Inc	121,945
31,669		Heartland Financial USA, Inc	1,444,740
57,544		Heritage Commerce Corp	623,777
29,249		Heritage Financial Corp	707,533
48,488		Hilltop Holdings, Inc	1,536,100
693		Hingham Institution for Savings	207,207
2,987		Home Bancorp, Inc	104,903
123,387		Home Bancshares, Inc	2,613,337
15,661		HomeStreet, Inc	590,576
8,504		HomeTrust Bancshares, Inc	223,910
88,196		Hope Bancorp, Inc	1,168,597
39,049		Horizon Bancorp	652,509
4,974	*	Howard Bancorp, Inc	97,988
1,125,534		Huntington Bancshares, Inc	15,847,519
24,732		Independent Bank Corp	1,748,058
16,543		Independent Bank Corp	347,899
28,509		Independent Bank Group, Inc	1,987,077
44,473		International Bancshares Corp	1,738,005
181,377		Investors Bancorp, Inc	2,506,630
2,321,550		JPMorgan Chase & Co	352,364,859
64,314		Kearny Financial Corp	773,697
737,996		Keycorp	14,509,001
45,504		Lakeland Bancorp, Inc	744,900
20,428		Lakeland Financial Corp	1,366,020
23,838		Live Oak Bancshares, Inc	1,434,809
650		Luther Burbank Corp	8,424
98,908		M&T Bank Corp	13,238,836
13,130		Macatawa Bank Corp	109,242
9,212		Mercantile Bank Corp	287,875
9,590		Merchants Bancorp	351,378
33,412		Meridian Bancorp, Inc	638,503
23,658		Meta Financial Group, Inc	1,175,803
14,419		Metrocity Bankshares, Inc	287,947
8,949	*	Metropolitan Bank Holding Corp	635,647
268,063		MGIC Investment Corp	3,709,992
234		Mid Penn Bancorp, Inc	6,096
16,628		Midland States Bancorp, Inc	409,215
6,127		MidWestOne Financial Group, Inc	178,480
115

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

51,827	*	Mr Cooper Group, Inc	$1,926,928
7,598		MVB Financial Corp	314,937
22,010		National Bank Holdings Corp	780,475
35,972		NBT Bancorp, Inc	1,253,624
340,978		New York Community Bancorp, Inc	4,016,721
7,504	*	Nicolet Bankshares, Inc	543,215
62,520	*	NMI Holdings, Inc	1,376,690
33,801		Northfield Bancorp, Inc	556,026
3,437		Northrim BanCorp, Inc	140,298
90,595		Northwest Bancshares, Inc	1,205,819
53,843		OceanFirst Financial Corp	1,049,939
6,079	*	Ocwen Financial Corp	158,966
39,594		OFG Bancorp	914,621
128,054		Old National Bancorp	2,060,389
15,788		Old Second Bancorp, Inc	182,825
16,599		Origin Bancorp, Inc	675,247
3,740		Orrstown Financial Services, Inc	86,207
70,166		Pacific Premier Bancorp, Inc	2,664,905
91,391		PacWest Bancorp	3,639,190
11,966		Park National Corp	1,363,047
10,634		PCSB Financial Corp	191,837
10,600		Peapack Gladstone Financial Corp	341,426
28,339		PennyMac Financial Services, Inc	1,782,240
8,036		Peoples Bancorp, Inc	236,982
8,413		Peoples Financial Services Corp	360,918
324,144		People’s United Financial, Inc	5,089,061
58,710		Pinnacle Financial Partners, Inc	5,261,003
398	*	Pioneer Bancorp, Inc	4,605
327,526		PNC Financial Services Group, Inc	59,744,018
64,274		Popular, Inc	4,676,576
12,596		Preferred Bank	742,912
5,869		Premier Financial Bancorp, Inc	99,890
29,544		Premier Financial Corp	791,188
5,879		Primis Financial Corp	91,418
69,992		Prosperity Bancshares, Inc	4,772,754
5,101		Provident Bancorp Inc	80,494
60,407		Provident Financial Services, Inc	1,304,791
10,985		QCR Holdings, Inc	539,254
144,272		Radian Group, Inc	3,257,662
8,732		RBB Bancorp	208,957
4,675		Red River Bancshares Inc	238,191
736,228		Regions Financial Corp	14,172,389
15,134		Reliant Bancorp Inc	420,725
44,579		Renasant Corp	1,568,289
4,277		Republic Bancorp, Inc (Class A)	208,547
30,260	*	Republic First Bancorp, Inc	111,659
102,918	e	Rocket Cos, Inc	1,774,306
34,231		S&T Bancorp, Inc	1,008,103
35,885		Sandy Spring Bancorp, Inc	1,492,457
40,441		Seacoast Banking Corp of Florida	1,229,002
39,480		ServisFirst Bancshares, Inc	2,806,238
5,427		Sierra Bancorp	130,954
43,446		Signature Bank	9,860,939
116

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

17,274	*	Silvergate Capital Corp	$1,775,767
84,685		Simmons First National Corp (Class A)	2,305,126
16,613		SmartFinancial, Inc	404,859
366		South Plains Financial Inc	8,418
54,315		South State Corp	3,739,045
2,839	*	Southern First Bancshares, Inc	140,616
5,867		Southern Missouri Bancorp, Inc	263,311
25,174		Southside Bancshares, Inc	907,271
9,690		Spirit of Texas Bancshares, Inc	225,583
153,369		Sterling Bancorp	3,329,641
18,105		Stock Yards Bancorp, Inc	862,522
6,059		Summit Financial Group, Inc	140,872
43,030	*	SVB Financial Group	23,664,779
114,400		Synovus Financial Corp	4,678,960
40,076	*	Texas Capital Bancshares, Inc	2,523,986
41,223		TFS Financial Corp	803,024
45,247	*	The Bancorp, Inc	1,057,422
11,508		Tompkins Financial Corp	883,239
51,695		Towne Bank	1,541,028
20,605		Trico Bancshares	812,455
22,213	*	Tristate Capital Holdings, Inc	451,146
18,271	*	Triumph Bancorp, Inc	1,400,655
1,036,712		Truist Financial Corp	56,428,234
14,297		TrustCo Bank Corp NY	480,808
47,111		Trustmark Corp	1,414,272
34,522		UMB Financial Corp	3,231,259
163,858		Umpqua Holdings Corp	3,092,000
97,981		United Bankshares, Inc	3,384,264
65,884		United Community Banks, Inc	1,898,118
22,856		Univest Financial Corp	625,340
1,036,567		US Bancorp	57,570,931
33,084	e	UWM Holdings Corp	252,431
317,795		Valley National Bancorp	4,096,378
35,703		Veritex Holdings, Inc	1,197,836
22,487		Walker & Dunlop, Inc	2,326,955
54,015		Washington Federal, Inc	1,743,064
12,787		Washington Trust Bancorp, Inc	623,366
20,122		Waterstone Financial, Inc	397,007
68,394		Webster Financial Corp	3,289,751
3,191,700		Wells Fargo & Co	146,626,698
53,314		WesBanco, Inc	1,720,976
8,649		West Bancorporation, Inc	254,973
21,091		Westamerica Bancorporation	1,171,605
77,693		Western Alliance Bancorp	7,211,464
43,106		Wintrust Financial Corp	3,077,768
35,314		WSFS Financial Corp	1,546,047
123,398		Zions Bancorporation	6,435,206
		TOTAL BANKS	1,474,645,861

CAPITAL GOODS - 6.2%
446,988		3M Co	88,476,805
103,645		A.O. Smith Corp	7,289,353
31,735	e	Aaon, Inc	1,972,330
24,480	*	AAR Corp	875,405

117

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

26,920		Acuity Brands, Inc	$4,721,230
44,333		Advanced Drainage Systems, Inc	5,412,616
13,104	*	Advent Technologies Holdings, Inc	102,080
108,225	*	Aecom Technology Corp	6,813,846
55,944		Aerojet Rocketdyne Holdings, Inc	2,639,438
16,966	*	Aerovironment, Inc	1,715,263
48,114		AGCO Corp	6,356,341
50,706	*,e	AgEagle Aerial Systems, Inc	201,810
84,491		Air Lease Corp	3,579,039
7,721		Alamo Group, Inc	1,133,211
24,539		Albany International Corp (Class A)	2,118,943
68,378		Allegion plc	9,340,435
6,418		Allied Motion Technologies, Inc	211,216
82,931		Allison Transmission Holdings, Inc	3,309,776
13,325	*	Alta Equipment Group, Inc	167,762
49,939		Altra Industrial Motion Corp	3,130,177
23,361	*	Ameresco, Inc	1,600,929
20,904	*	American Superconductor Corp	293,701
13,260	*	American Woodmark Corp	984,555
177,919		Ametek, Inc	24,739,637
141,347	*,g	API Group Corp	3,239,673
18,861		Apogee Enterprises, Inc	748,216
30,483		Applied Industrial Technologies, Inc	2,734,325
37,664		Arcosa, Inc	2,062,481
11,927		Argan, Inc	536,119
36,407		Armstrong World Industries, Inc	3,938,509
94,689	*	Array Technologies, Inc	1,282,089
18,121		Astec Industries, Inc	1,110,999
18,079	*	Astronics Corp	308,789
35,759	*	Atkore International Group, Inc	2,685,858
49,242	*	Axon Enterprise, Inc	9,159,997
83,574	*	AZEK Co, Inc	3,039,586
18,636		AZZ, Inc	987,522
42,265	*	Babcock & Wilcox Enterprises, Inc	302,617
36,600		Barnes Group, Inc	1,854,522
44,573	*	Beacon Roofing Supply, Inc	2,383,764
6,696	*,e	Beam Global	204,697
105,185	*	Bloom Energy Corp	2,293,033
11,902	*	Blue Bird Corp	297,550
6,753	*	BlueLinx Holdings, Inc	290,109
413,088	*	Boeing Co	93,556,170
28,213		Boise Cascade Co	1,443,095
160,247	*	Builders FirstSource, Inc	7,130,991
73,318		BWX Technologies, Inc	4,210,653
8,047	*,e	Byrna Technologies, Inc	193,128
13,838		Caesarstone Sdot-Yam Ltd	183,630
12,590		CAI International, Inc	702,648
38,930		Carlisle Cos, Inc	7,873,203
670,675		Carrier Global Corp	37,054,794
423,005		Caterpillar, Inc	87,456,284
95,241	*,e	ChargePoint Holdings, Inc	2,252,450
28,021	*	Chart Industries, Inc	4,355,864
13,580	*	CIRCOR International, Inc	418,807
118

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

88,572	*	Colfax Corp	$4,063,683
20,834		Columbus McKinnon Corp	966,698
27,515		Comfort Systems USA, Inc	2,056,746
24,290	*	Commercial Vehicle Group, Inc	222,011
917	*	Concrete Pumping Holdings Inc	7,978
20,442	*	Construction Partners Inc	686,442
38,880	*	Cornerstone Building Brands, Inc	653,962
37,358		Crane Co	3,632,318
10,578		CSW Industrials, Inc	1,251,272
112,102		Cummins, Inc	26,018,874
30,809		Curtiss-Wright Corp	3,644,705
32,895	*,e	Custom Truck One Source, Inc	256,252
217,398		Deere & Co	78,608,943
63,296	*,e	Desktop Metal, Inc	569,664
96,279		Donaldson Co, Inc	6,372,707
17,667		Douglas Dynamics, Inc	704,913
110,601		Dover Corp	18,483,639
7,712	*	Ducommun, Inc	416,062
13,025	*	DXP Enterprises, Inc	425,266
23,965	*	Dycom Industries, Inc	1,663,171
307,147		Eaton Corp	48,544,583
40,967		EMCOR Group, Inc	4,990,190
460,464		Emerson Electric Co	46,456,213
16,665		Encore Wire Corp	1,307,036
32,188	*	Energy Recovery, Inc	680,776
45,604		Enerpac Tool Group Corp	1,170,655
34,599		EnerSys	3,413,537
14,980		EnPro Industries, Inc	1,394,938
13,380	*	Eos Energy Enterprises, Inc	207,658
19,986		ESCO Technologies, Inc	1,886,079
2,079	*	EVI Industries, Inc	56,008
87,235	*	Evoqua Water Technologies Corp	2,879,627
442,256		Fastenal Co	24,222,361
47,719		Federal Signal Corp	1,890,150
101,738		Flowserve Corp	4,282,152
107,431	*	Fluor Corp	1,789,800
250,737		Fortive Corp	18,218,550
105,739		Fortune Brands Home & Security, Inc	10,306,380
36,680		Franklin Electric Co, Inc	2,998,957
14,638	*	FTC Solar, Inc	148,429
245,648	*	FuelCell Energy, Inc	1,554,952
53,505	*	Gates Industrial Corp plc	968,976
27,787		GATX Corp	2,563,351
47,216	*	Generac Holdings, Inc	19,800,502
194,100		General Dynamics Corp	38,049,423
6,743,212		General Electric Co	87,324,595
26,326	*	Gibraltar Industries, Inc	1,966,026
11,337		Global Industrial Co	448,038
31,553	*	GMS, Inc	1,550,199
14,216		Gorman-Rupp Co	507,369
128,996		Graco, Inc	10,072,008
132,539		GrafTech International Ltd	1,506,968
34,531		Granite Construction, Inc	1,326,681
48,861	*	Great Lakes Dredge & Dock Corp	752,459
119

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

25,927		Greenbrier Cos, Inc	$1,109,676
33,330		Griffon Corp	770,590
22,964		H&E Equipment Services, Inc	781,465
54,670	*,e	HC2 Holdings, Inc	201,186
34,854		HEICO Corp	4,714,003
60,714		HEICO Corp (Class A)	7,364,001
24,756		Helios Technologies, Inc	2,001,523
19,266	*	Herc Holdings, Inc	2,389,755
64,289	*	Hexcel Corp	3,498,607
55,966		Hillenbrand, Inc	2,535,260
536,427		Honeywell International, Inc	125,411,268
300,922	*	Howmet Aerospace, Inc	9,876,260
41,616		Hubbell, Inc	8,342,343
30,372		Huntington Ingalls	6,230,208
7,528	*	Hydrofarm Holdings Group, Inc	371,432
88,714	*,e	Hyliion Holdings Corp	860,526
7,398		Hyster-Yale Materials Handling, Inc	529,993
58,181		IDEX Corp	13,189,051
9,052	*	IES Holdings, Inc	492,519
242,953		Illinois Tool Works, Inc	55,070,157
36,690	*,e	Infrastructure and Energy Alternatives, Inc	442,848
288,149	*	Ingersoll Rand, Inc	14,081,842
16,162		Insteel Industries, Inc	627,570
66,576		ITT, Inc	6,518,456
63,195	*	JELD-WEN Holding, Inc	1,673,404
23,637		John Bean Technologies Corp	3,464,711
551,977		Johnson Controls International plc	39,422,197
9,656		Kadant, Inc	1,739,335
23,713		Kaman Corp	1,051,672
65,544		Kennametal, Inc	2,375,970
92,618	*	Kratos Defense & Security Solutions, Inc	2,519,210
157,482		L3Harris Technologies, Inc	35,707,469
2,093	*	Lawson Products, Inc	109,862
26,217		Lennox International, Inc	8,636,666
43,741		Lincoln Electric Holdings, Inc	6,098,808
8,690		Lindsay Corp	1,396,396
191,404		Lockheed Martin Corp	71,139,125
19,704		Luxfer Holdings plc	410,828
15,022	*	Lydall, Inc	919,346
26,764	*	Manitowoc Co, Inc	619,587
195,120		Masco Corp	11,650,615
17,983	*	Masonite International Corp	2,034,956
42,485	*	Mastec, Inc	4,300,757
14,899	*	Matrix Service Co	162,548
54,105		Maxar Technologies, Inc	1,962,388
214	*	Mayville Engineering Co Inc	3,760
18,531		McGrath RentCorp	1,453,201
42,663	*	Mercury Systems, Inc	2,815,758
55,725	*	Meritor, Inc	1,355,789
42,303	*	Middleby Corp	8,100,601
12,956		Miller Industries, Inc	485,980
21,755		Moog, Inc (Class A)	1,694,062
77,007	*	MRC Global, Inc	706,154
120

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

34,930		MSC Industrial Direct Co (Class A)	$3,114,708
44,442		Mueller Industries, Inc	1,928,783
127,783		Mueller Water Products, Inc (Class A)	1,893,744
12,614	*	MYR Group, Inc	1,206,277
3,880		National Presto Industries, Inc	374,342
151,510	*,e	Nikola Corp	1,798,424
50,241	*	NN, Inc	343,648
44,787		Nordson Corp	10,127,684
116,489		Northrop Grumman Corp	42,287,837
5,310	*	Northwest Pipe Co	150,857
82,939	*	NOW, Inc	818,608
9,531	*	NV5 Global Inc	905,445
126,943		nVent Electric plc	4,012,668
2,460		Omega Flex, Inc	385,777
52,982		Oshkosh Corp	6,333,998
331,238		Otis Worldwide Corp	29,662,363
80,311		Owens Corning, Inc	7,722,706
261,683		PACCAR, Inc	21,717,072
46,943	*	PAE, Inc	418,732
17,936		Park Aerospace Corp	267,246
99,201		Parker-Hannifin Corp	30,953,688
5,098		Park-Ohio Holdings Corp	148,301
20,227	*	Parsons Corp	781,167
128,574		Pentair plc	9,472,047
44,109	*	PGT Innovations, Inc	995,981
385,966	*	Plug Power, Inc	10,529,152
6,448		Powell Industries, Inc	187,572
1,196		Preformed Line Products Co	81,950
39,620		Primoris Services Corp	1,184,638
21,351	*	Proto Labs, Inc	1,669,435
25,421		Quanex Building Products Corp	631,458
106,925		Quanta Services, Inc	9,719,482
26,881	*	Raven Industries, Inc	1,565,818
1,169,657		Raytheon Technologies Corp	101,701,676
19,374	*	RBC Bearings, Inc	4,552,890
31,610		Regal-Beloit Corp	4,653,940
109,515	*	Resideo Technologies, Inc	3,230,693
21,327		REV Group, Inc	322,251
92,718		Rexnord Corp	5,222,805
89,456		Rockwell Automation, Inc	27,500,564
31,903	*,e	Romeo Power, Inc	224,916
80,790		Roper Technologies Inc	39,695,359
30,831		Rush Enterprises, Inc (Class A)	1,448,749
4,548		Rush Enterprises, Inc (Class B)	199,566
119,164	*	Sensata Technologies Holding plc	6,985,394
69,363	*	Shoals Technologies Group, Inc	2,017,770
31,746		Shyft Group, Inc	1,252,062
33,033		Simpson Manufacturing Co, Inc	3,715,552
34,079	*	SiteOne Landscape Supply, Inc	5,956,328
40,946		Snap-On, Inc	8,925,409
82,554		Spirit Aerosystems Holdings, Inc (Class A)	3,567,158
34,159	*	SPX Corp	2,277,039
33,086		SPX FLOW, Inc	2,718,015
8,839		Standex International Corp	813,188
121

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

124,442		Stanley Black & Decker, Inc	$24,521,296
47,288	*,e	Stem, Inc	1,281,978
20,407	*	Sterling Construction Co, Inc	448,138
153,824	*	Sunrun, Inc	8,148,057
35,360	*	Teledyne Technologies, Inc	16,009,947
14,704		Tennant Co	1,163,380
50,935		Terex Corp	2,440,805
40,242	*	Textainer Group Holdings Ltd	1,299,012
173,872		Textron, Inc	11,998,907
15,293	*,e	The ExOne Company	253,864
23,343	*	Thermon Group Holdings	388,894
50,017		Timken Co	3,976,352
38,483	*	Titan International, Inc	331,723
14,352	*	Titan Machinery, Inc	409,463
81,902		Toro Co	9,315,533
27,510	*	TPI Composites, Inc	1,076,741
184,092		Trane Technologies plc	37,482,972
5,325	*	Transcat Inc	340,001
39,853	*	TransDigm Group, Inc	25,549,360
90,028	*	Trex Co, Inc	8,741,719
33,781	*	Trimas Corp	1,105,314
71,085		Trinity Industries, Inc	1,927,114
50,083		Triton International Ltd	2,643,882
37,869	*	Triumph Group, Inc	721,404
31,187	*	Tutor Perini Corp	438,801
46,527		UFP Industries, Inc	3,455,095
55,749	*	United Rentals, Inc	18,372,083
125,362	*	Univar Solutions Inc	3,076,383
15,701		Valmont Industries, Inc	3,720,352
11,878	*	Vectrus, Inc	537,955
14,899	*	Veritiv Corp	913,011
215,929		Vertiv Holdings Co	6,054,649
16,098	*	Vicor Corp	1,861,090
64,629	*,e	View, Inc	393,591
110,961	*,e	Virgin Galactic Holdings, Inc	3,327,720
35,709		W.W. Grainger, Inc	15,875,507
40,766		Wabash National Corp	596,814
140,329		Wabtec Corp	11,909,722
25,434		Watsco, Inc	7,183,579
20,610		Watts Water Technologies, Inc (Class A)	3,107,164
101,849	*	Welbilt, Inc	2,392,433
34,112	*	WESCO International, Inc	3,631,222
2,289	*	Willis Lease Finance Corp	95,222
141,208	*	WillScot Mobile Mini Holdings Corp	4,054,082
43,741		Woodward Inc	5,317,156
137,996		Xylem, Inc	17,366,797
		TOTAL CAPITAL GOODS	2,146,469,912

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
52,190		ABM Industries, Inc	2,426,313
34,633	*	Acacia Research (Acacia Technologies)	195,330
69,788		ACCO Brands Corp	623,905
124,350		ADT, Inc	1,304,431

122

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

39,322	*	ASGN Inc	$3,976,634
5,507		Barrett Business Services, Inc	403,167
105,010		Booz Allen Hamilton Holding Co	9,010,908
38,542		Brady Corp (Class A)	2,107,477
35,982	*	BrightView Holdings, Inc	576,791
36,672		Brink’s Co	2,822,277
17,696	*	CACI International, Inc (Class A)	4,724,124
36,142	*	Casella Waste Systems, Inc (Class A)	2,485,847
41,462	*	CBIZ, Inc	1,340,881
16,964	*	Ceco Environmental Corp	119,427
14,083	*	Cimpress plc	1,439,987
68,493		Cintas Corp	26,998,571
317,176	*	Clarivate Analytics plc	7,231,613
38,125	*	Clean Harbors, Inc	3,621,875
161,132	*	Copart, Inc	23,686,404
104,364	*	CoreCivic, Inc	1,072,862
301,646	*	CoStar Group, Inc	26,801,247
89,521		Covanta Holding Corp	1,799,372
4,636		CRA International, Inc	397,444
32,030		Deluxe Corp	1,406,117
28,159	*	Driven Brands Holdings, Inc	896,019
124,613	*	Dun & Bradstreet Holdings, Inc	2,611,888
20,190		Ennis, Inc	399,156
93,264		Equifax, Inc	24,304,598
40,541		Exponent, Inc	4,341,536
8,467	*	Forrester Research, Inc	396,679
9,450	*	Franklin Covey Co	345,775
25,922	*	FTI Consulting, Inc	3,776,835
19,954	*	GP Strategies Corp	406,064
63,399	*	Harsco Corp	1,275,588
58,399		Healthcare Services Group	1,524,214
15,494		Heidrick & Struggles International, Inc	661,749
8,521	*	Heritage-Crystal Clean, Inc	240,122
57,994		Herman Miller, Inc	2,502,441
32,645		HNI Corp	1,217,658
18,175	*	Huron Consulting Group, Inc	892,938
104,470	*	IAA, Inc	6,318,346
14,707		ICF International, Inc	1,346,720
287,730		IHS Markit Ltd	33,618,373
28,734		Insperity, Inc	2,846,103
41,965		Interface, Inc	605,135
98,989		Jacobs Engineering Group, Inc	13,388,262
103,138	*	KAR Auction Services, Inc	1,699,714
107,081		KBR, Inc	4,144,035
26,308	*	Kelly Services, Inc (Class A)	576,671
15,300		Kforce, Inc	955,179
27,589		Kimball International, Inc (Class B)	341,552
40,417		Korn/Ferry International	2,778,265
108,380		Leidos Holdings, Inc	11,533,800
41,289		Manpower, Inc	4,896,050
21,378		Mantech International Corp (Class A)	1,869,720
24,504		Matthews International Corp (Class A)	847,838
15,831	*	Mistras Group, Inc	166,225
16,885	*	Montrose Environmental Group, Inc	906,556
123

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

28,870		MSA Safety, Inc	$4,748,538
273,193		Nielsen NV	6,471,942
8,365		NL Industries, Inc	50,441
136,262		Pitney Bowes, Inc	1,090,096
23,674	*	Rekor Systems, Inc	186,551
161,285		Republic Services, Inc	19,089,693
32,640		Resources Connection, Inc	505,594
84,934		Robert Half International, Inc	8,341,368
174,699		Rollins, Inc	6,696,213
53,555	*	RR Donnelley & Sons Co	327,757
45,185		Science Applications International Corp	3,944,650
18,282	*	SP Plus Corp	599,467
75,038		Steelcase, Inc (Class A)	1,031,772
71,439	*	Stericycle, Inc	5,040,021
23,186	*	Team, Inc	143,058
41,651		Tetra Tech, Inc	5,561,242
146,825		TransUnion	17,627,809
32,168	*	TriNet Group, Inc	2,669,301
28,337	*	TrueBlue, Inc	770,483
11,580		Unifirst Corp	2,521,777
89,145	*	Upwork, Inc	4,616,820
24,475	*	US Ecology, Inc	856,625
122,155		Verisk Analytics, Inc	23,202,121
14,763	*	Viad Corp	676,884
7,784		VSE Corp	389,589
325,612		Waste Management, Inc	48,275,235
8,181	*	Willdan Group, Inc	337,466
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	426,977,321

CONSUMER DURABLES & APPAREL - 1.6%
26,048		Acushnet Holdings Corp	1,334,439
10,079	*	American Outdoor Brands, Inc	271,931
49,843	*,e	AMMO, Inc	337,437
14,961	*	Aterian, Inc	135,098
6,074		Bassett Furniture Industries, Inc	138,366
21,841	*	Beazer Homes USA, Inc	398,817
60,473		Brunswick Corp	6,313,381
87,520	*	Callaway Golf Co	2,772,634
113,428	*	Capri Holdings Ltd	6,387,131
32,879		Carter’s, Inc	3,213,593
16,508	*	Casper Sleep, Inc	114,070
6,991	*	Cavco Industries, Inc	1,642,885
22,502		Century Communities, Inc	1,562,764
18,432		Clarus Corp	525,681
30,159		Columbia Sportswear Co	3,004,440
49,462	*	Crocs, Inc	6,717,434
21,556	*	Deckers Outdoor Corp	8,856,283
256,804		DR Horton, Inc	24,506,806
3,923		Escalade, Inc	89,052
18,468		Ethan Allen Interiors, Inc	438,984
5,192		Flexsteel Industries, Inc	179,124
39,827	*	Fossil Group, Inc	502,617
116,642		Garmin Ltd	18,336,122
213,483	*,e	Genius Brands International, Inc	335,168

124

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

34,007	*	G-III Apparel Group Ltd	$1,015,449
98,454	*	GoPro, Inc	1,008,169
22,959	*	Green Brick Partners, Inc	575,582
7,328	e	Hamilton Beach Brands Holding Co	136,960
265,808		Hanesbrands, Inc	4,853,654
99,238		Hasbro, Inc	9,868,227
29,464	*,e	Hayward Holdings, Inc	709,788
18,508	*	Helen of Troy Ltd	4,134,502
6,882		Hooker Furniture Corp	228,414
6,799	*	Hovnanian Enterprises, Inc	709,748
18,462		Installed Building Products, Inc	2,215,440
21,578	*	iRobot Corp	1,888,075
4,650		Johnson Outdoors, Inc	550,420
67,905		KB Home	2,881,888
39,507		Kontoor Brands, Inc	2,187,898
17,760	*	Latham Group, Inc	484,493
34,974		La-Z-Boy, Inc	1,174,427
171	*	Legacy Housing Corp	3,016
103,147		Leggett & Platt, Inc	4,954,150
209,307		Lennar Corp (Class A)	22,008,631
13,304		Lennar Corp (Class B)	1,148,800
17,151	*	LGI Homes, Inc	2,931,106
4,217		Lifetime Brands, Inc	63,550
9,027	*	Lovesac Co	547,939
87,868	*	Lululemon Athletica, Inc	35,162,137
21,153	*	M/I Homes, Inc	1,368,811
16,019	*	Malibu Boats, Inc	1,340,149
7,010		Marine Products Corp	114,684
14,223	*	MasterCraft Boat Holdings, Inc	379,185
267,846	*	Mattel, Inc	5,817,615
42,913		MDC Holdings, Inc	2,288,121
29,018	*	Meritage Homes Corp	3,150,774
43,450	*	Mohawk Industries, Inc	8,468,405
11,843		Movado Group, Inc	356,119
23,664	*,e	Nautilus, Inc	341,945
291,350		Newell Brands Inc	7,210,912
956,387		Nike, Inc (Class B)	160,204,386
2,553	*	NVR, Inc	13,333,298
12,110		Oxford Industries, Inc	1,052,722
203,594	*	Peloton Interactive, Inc	24,034,272
8,163	*,e	PLBY Group, Inc	230,033
44,124		Polaris Inc	5,783,333
200,791		Pulte Homes, Inc	11,017,402
37,888	*	Purple Innovation, Inc	997,970
54,210	*	PVH Corp	5,671,450
37,160		Ralph Lauren Corp	4,218,403
5,184		Rocky Brands, Inc	282,010
102,295	*	Skechers U.S.A., Inc (Class A)	5,491,196
40,812	*	Skyline Champion Corp	2,301,797
45,875		Smith & Wesson Brands, Inc	1,075,769
93,242	*	Sonos, Inc	3,112,418
61,788		Steven Madden Ltd	2,708,168
13,251		Sturm Ruger & Co, Inc	985,344
12,297		Superior Uniform Group, Inc	287,873
125

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

214,769	*	Tapestry, Inc	$9,084,729
93,365	*	Taylor Morrison Home Corp	2,504,049
141,791		Tempur Sealy International, Inc	6,135,297
85,527		Toll Brothers, Inc	5,069,185
25,656	*	TopBuild Corp	5,200,215
83,374	*	TRI Pointe Homes, Inc	2,010,981
37,338	*	Tupperware Brands Corp	779,991
144,146	*	Under Armour, Inc (Class A)	2,947,786
147,983	*	Under Armour, Inc (Class C)	2,592,662
14,350	*	Unifi, Inc	338,516
11,195	*	Universal Electronics, Inc	523,254
25,970	*	Vera Bradley, Inc	285,930
249,173		VF Corp	19,983,675
44,110	*	Vista Outdoor, Inc	1,781,603
20,638	*	VOXX International Corp (Class A)	235,686
44,357	*,e	Vuzix Corp	656,484
47,402		Whirlpool Corp	10,501,439
62,932		Wolverine World Wide, Inc	2,110,739
65,943	*	YETI Holdings, Inc	6,352,289
		TOTAL CONSUMER DURABLES & APPAREL	542,275,794

CONSUMER SERVICES - 2.2%
53,962	*,e	2U, Inc	2,341,951
44,163	*	Accel Entertainment, Inc	488,443
40,945	*	Adtalem Global Education, Inc	1,487,941
14,657	*	American Public Education, Inc	434,140
176,604		ARAMARK Holdings Corp	6,204,099
24,631	*	Bally’s Corp	1,213,077
613	*	Biglari Holdings, Inc (B Shares)	100,808
16,786	*	BJ’s Restaurants, Inc	681,176
65,891	*	Bloomin’ Brands, Inc	1,655,841
8,447	*	Bluegreen Vacations Holding Corp	146,218
31,634	*	Booking Holdings, Inc	68,907,077
63,869	*	Boyd Gaming Corp	3,640,533
47,078	*	Bright Horizons Family Solutions	7,038,161
34,204	*	Brinker International, Inc	1,858,645
153,804	*	Caesars Entertainment, Inc	13,436,317
654,613	*	Carnival Corp	14,172,371
14,388		Carriage Services, Inc	534,946
35,074	*	Carrols Restaurant Group, Inc	172,213
17,769	*	Century Casinos, Inc	199,191
32,657	*	Cheesecake Factory	1,478,056
107,831	*	Chegg, Inc	9,557,062
21,574	*	Chipotle Mexican Grill, Inc (Class A)	40,201,855
27,061		Choice Hotels International, Inc	3,244,614
28,085		Churchill Downs, Inc	5,218,193
15,044	*	Chuy’s Holdings, Inc	496,452
9,252	*,e	Coursera, Inc	329,279
17,634		Cracker Barrel Old Country Store, Inc	2,401,398
99,806		Darden Restaurants, Inc	14,559,699
35,954	*	Dave & Buster’s Entertainment, Inc	1,196,549
22,730		Del Taco Restaurants, Inc	193,432
51,535	*	Denny’s Corp	725,097

126

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

344	*,†,e	Diamond Resorts International, Inc	$0
13,988	*	Dine Brands Global Inc.	1,083,650
29,674		Domino’s Pizza, Inc	15,593,390
233,912	*	DraftKings, Inc	11,344,732
62,693	*	Drive Shack, Inc	157,986
12,624	*	El Pollo Loco Holdings, Inc	234,933
65,861	*	Everi Holdings, Inc	1,494,386
108,481	*	Expedia Group, Inc	17,451,338
13,910	*	Fiesta Restaurant Group, Inc	186,255
65,408	*	frontdoor, Inc	3,201,068
24,732	*	Full House Resorts, Inc	204,534
30,220	*,e	GAN Ltd	462,366
13,933	*	Golden Entertainment, Inc	634,091
24,465	*,e	Golden Nugget Online Gaming, Inc	280,369
2,907		Graham Holdings Co	1,932,167
36,221	*	Grand Canyon Education, Inc	3,345,734
139,199		H&R Block, Inc	3,417,335
34,888	*,e	Hall of Fame Resort & Entertainment Co	103,268
64,895	*	Hilton Grand Vacations, Inc	2,639,280
211,278	*	Hilton Worldwide Holdings, Inc	27,772,493
93,634	*	Houghton Mifflin Harcourt Co	1,059,937
30,993	*	Hyatt Hotels Corp	2,475,411
79,385	*	International Game Technology plc	1,488,469
17,850		Jack in the Box, Inc	1,943,151
6,687	*,e	Kura Sushi USA, Inc	325,122
255,312	*	Las Vegas Sands Corp	10,812,463
86,132	*	Laureate Education, Inc	1,275,615
19,909	*	Lindblad Expeditions Holdings, Inc	272,554
209,618	*	Marriott International, Inc (Class A)	30,600,036
32,099	*	Marriott Vacations Worldwide Corp	4,730,430
576,321		McDonald’s Corp	139,878,870
314,687		MGM Resorts International	11,810,203
9,918	*	Monarch Casino & Resort, Inc	633,264
1,621		Nathan’s Famous, Inc	104,149
4,184	*	NEOGAMES S.A.	201,878
30,778	*	Noodles & Co	367,489
282,810	*,e	Norwegian Cruise Line Holdings Ltd	6,795,924
14,188	*	ONE Group Hospitality, Inc	129,820
40,465	*	OneSpaWorld Holdings Ltd	399,794
25,595		Papa John’s International, Inc	2,920,901
120,046	*	Penn National Gaming, Inc	8,208,745
53,516	*	Perdoceo Education Corp	634,700
63,164	*	Planet Fitness, Inc	4,751,828
21,263	*	PlayAGS, Inc	165,001
6,723		RCI Hospitality Holdings, Inc	421,935
11,931	*	Red Robin Gourmet Burgers, Inc	312,950
48,546	*	Red Rock Resorts, Inc	1,912,712
18,195	*,e	Regis Corp	145,014
168,569	*	Royal Caribbean Cruises Ltd	12,957,899
39,579	*	Rush Street Interactive, Inc	389,853
33,773	*	Ruth’s Hospitality Group Inc	674,447
73,718	*	Scientific Games Corp (Class A)	4,549,138
39,441	*	SeaWorld Entertainment, Inc	1,869,898
127,863		Service Corp International	7,990,159
127

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

28,420	*	Shake Shack, Inc	$2,857,347
59,980	*	Six Flags Entertainment Corp	2,492,169
909,380		Starbucks Corp	110,426,013
38,315	*,e	StoneMor, Inc	101,535
18,420		Strategic Education, Inc	1,460,522
31,895	*	Stride, Inc	977,901
24,593	*	Target Hospitality Corp	88,043
97,907	*	Terminix Global Holdings, Inc	5,140,118
52,910		Texas Roadhouse, Inc (Class A)	4,876,715
65,334		Travel & Leisure Co	3,384,301
30,731	*	Vail Resorts, Inc	9,379,101
69,287	*	Vivint Smart Home, Inc	850,152
143,392		Wendy’s	3,328,128
23,222		Wingstop, Inc	3,978,161
40,606	*	WW International Inc	1,248,228
70,675		Wyndham Hotels & Resorts, Inc	5,092,841
80,585	*	Wynn Resorts Ltd	7,923,923
324,034		Yum China Holdings, Inc	20,151,674
229,041		Yum! Brands, Inc	30,093,697
		TOTAL CONSUMER SERVICES	772,914,537

DIVERSIFIED FINANCIALS - 5.1%
31,621		Affiliated Managers Group, Inc	5,010,031
398,059		AGNC Investment Corp	6,317,196
11,648		Alerus Financial Corp	325,562
285,533		Ally Financial, Inc	14,664,975
6,316		A-Mark Precious Metals, Inc	321,737
503,412		American Express Co	85,846,848
89,839		Ameriprise Financial, Inc	23,138,933
1,061,989		Annaly Capital Management, Inc	9,016,287
106,416		Apollo Commercial Real Estate Finance, Inc	1,619,651
136,671		Apollo Global Management, Inc	8,044,455
96,282		Arbor Realty Trust, Inc	1,760,035
28,800		Ares Commercial Real Estate Corp	434,304
105,975		Ares Management Corp	7,588,870
60,138		ARMOUR Residential REIT, Inc	625,435
43,716		Artisan Partners Asset Management, Inc	2,102,302
17,886	*	Assetmark Financial Holdings, Inc	466,825
2,527		Associated Capital Group, Inc	95,243
3,923	*	Atlanticus Holdings Corp	170,572
15,144		B. Riley Financial, Inc	1,023,129
26,431		Banco Latinoamericano de Exportaciones S.A. (Class E)	435,583
618,635		Bank of New York Mellon Corp	31,754,535
1,447,549	*	Berkshire Hathaway, Inc (Class B)	402,838,411
250,087		BGC Partners, Inc (Class A)	1,337,965
110,314		BlackRock, Inc	95,660,991
525,193		Blackstone Group, Inc	60,538,997
109,020		Blackstone Mortgage Trust, Inc	3,534,428
40,435	*	Blucora, Inc	681,734
48,706		Brightsphere Investment Group, Inc	1,217,163
63,577		BrightSpire Capital, Inc	604,617
101,143		Broadmark Realty Capital, Inc	1,048,853
67,189	*	Cannae Holdings, Inc	2,234,034

128

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

345,935		Capital One Financial Corp	$55,937,689
63,523		Capstead Mortgage Corp	404,641
125,156		Carlyle Group, Inc	6,316,623
82,299		CBOE Global Markets, Inc	9,749,963
1,211,002		Charles Schwab Corp	82,287,586
174,201		Chimera Investment Corp	2,564,239
276,990		CME Group, Inc	58,757,889
18,900		Cohen & Steers, Inc	1,572,669
21,902		Cowen Group, Inc	875,642
7,191	*,e	Credit Acceptance Corp	3,485,981
18,727		Curo Group Holdings Corp	295,325
2,708		Diamond Hill Investment Group, Inc	466,453
235,124		Discover Financial Services	29,230,616
22,077	*	Donnelley Financial Solutions, Inc	711,100
22,810		Dynex Capital, Inc	398,034
32,739		Ellington Financial Inc	595,195
24,831	*	Encore Capital Group, Inc	1,175,500
29,509	*	Enova International, Inc	976,453
292,811		Equitable Holdings, Inc	9,039,076
31,374		Evercore Inc	4,147,643
29,783	*	Ezcorp, Inc (Class A)	170,359
29,224		Factset Research Systems, Inc	10,441,151
77,672		Federated Investors, Inc (Class B)	2,519,680
30,284		FirstCash, Inc	2,398,493
39,102	*	Focus Financial Partners, Inc	2,007,106
222,408		Franklin Resources, Inc	6,572,156
2,638		GAMCO Investors, Inc (Class A)	71,068
24,464		GCM Grosvenor, Inc	243,661
254,668		Goldman Sachs Group, Inc	95,469,940
42,206		Granite Point Mortgage Trust, Inc	595,527
17,463		Great Ajax Corp	221,431
40,633	*	Green Dot Corp	1,871,962
22,814		Greenhill & Co, Inc	365,480
25,919		Hamilton Lane, Inc	2,410,467
58,141		Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,302,409
39,448		Houlihan Lokey, Inc	3,514,817
61,127		Interactive Brokers Group, Inc (Class A)	3,781,316
429,145		Intercontinental Exchange Group, Inc	51,424,445
257,114		Invesco Ltd	6,268,439
182,557		Invesco Mortgage Capital, Inc	627,996
129,984		Janus Henderson Group plc	5,438,531
170,324		Jefferies Financial Group, Inc	5,653,054
424,100		KKR & Co, Inc	27,040,616
18,044		KKR Real Estate Finance Trust, Inc	384,518
92,781		Ladder Capital Corp	1,059,559
77,741		Lazard Ltd (Class A)	3,669,375
72,810	*	LendingClub Corp	1,776,564
9,236	*,e	LendingTree, Inc	1,803,052
60,924		LPL Financial Holdings, Inc	8,592,721
28,885		MarketAxess Holdings, Inc	13,725,285
3,520		Marlin Business Services Corp	79,411
366,443		MFA Financial Inc	1,711,289
46,337		Moelis & Co	2,745,467
125,236		Moody’s Corp	47,088,736
129

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

1,071,257		Morgan Stanley	$102,819,247
18,142		Morningstar, Inc	4,583,213
61,875		MSCI, Inc (Class A)	36,875,025
87,987		Nasdaq Inc	16,429,812
134,836		Navient Corp	2,754,699
13,437		Nelnet, Inc (Class A)	1,011,806
325,485		New Residential Investment Corp	3,176,734
309,429		New York Mortgage Trust, Inc	1,352,205
17,297	*,†	NewStar Financial, Inc	4,176
158,289		Northern Trust Corp	17,862,914
67,380		OneMain Holdings, Inc	4,110,180
78,886	*	Open Lending Corp	2,997,668
15,352	*	Oportun Financial Corp	323,620
8,014		Oppenheimer Holdings, Inc	360,229
71,305		Orchid Island Capital, Inc	352,960
80,688		PennyMac Mortgage Investment Trust	1,591,167
13,468		Piper Jaffray Cos	1,652,389
19,040		PJT Partners, Inc	1,488,357
35,342	*	PRA Group, Inc	1,370,916
51,803		PROG Holdings, Inc	2,267,417
9,606		Pzena Investment Management, Inc (Class A)	109,989
94,706		Raymond James Financial, Inc	12,262,533
49,956		Ready Capital Corp	755,335
92,635		Redwood Trust, Inc	1,099,577
6,059		Regional Management Corp	313,432
185,784		S&P Global, Inc	79,649,316
46,085		Santander Consumer USA Holdings, Inc	1,890,868
21,286		Sculptor Capital Management, Inc	494,261
84,829		SEI Investments Co	5,157,603
244,885		SLM Corp	4,611,185
212,308		Starwood Property Trust, Inc	5,526,377
267,399		State Street Corp	23,301,149
28,072		StepStone Group, Inc	1,277,557
77,008		Stifel Financial Corp	5,124,112
12,459	*	StoneX Group, Inc	803,979
447,363		Synchrony Financial	21,035,008
173,826		T Rowe Price Group, Inc	35,488,316
48,537		TPG RE Finance Trust, Inc	638,747
81,048		Tradeweb Markets, Inc	7,029,293
208,653		Two Harbors Investment Corp	1,337,466
10,834	*	Upstart Holdings, Inc	1,308,314
70,717		Virtu Financial, Inc	1,820,256
5,785		Virtus Investment Partners, Inc	1,597,412
91,649		Voya Financial, Inc	5,902,196
103,714		WisdomTree Investments, Inc	640,953
3,402	*	World Acceptance Corp	644,917
		TOTAL DIVERSIFIED FINANCIALS	1,777,698,984

ENERGY - 2.5%
17,590	*,e	Aemetis, Inc	154,264
54,108	*,e	Alto Ingredients, Inc	286,772
1,657	e	Altus Midstream Co	105,799
253,712		Antero Midstream Corp	2,410,264

130

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

216,120	*	Antero Resources Corp	$2,939,232
290,820		APA Corp	5,452,875
12,551	*	Arch Resources, Inc	824,852
95,125		Archrock, Inc	819,026
16,317	*	Aspen Aerogels, Inc	614,335
565,695		Baker Hughes Co	12,015,362
77,118		Berry Petroleum Co LLC	428,005
23,244		Bonanza Creek Energy, Inc	894,197
32,783		Brigham Minerals, Inc	643,858
4,981	*	Bristow Group, Inc	129,406
306,413		Cabot Oil & Gas Corp	4,902,608
41,026		Cactus, Inc	1,478,577
63,465	*	California Resources Corp	1,784,001
30,160	*,e	Callon Petroleum Co	1,187,098
136,639	*,e	Centennial Resource Development, Inc	711,889
6,408	*,e	Centrus Energy Corp	148,602
159,700	*	ChampionX Corp	3,711,428
180,511	*	Cheniere Energy, Inc	15,330,799
74,485		Chesapeake Energy Corp	4,025,914
1,492,823		Chevron Corp	151,984,310
78,905		Cimarex Energy Co	5,144,606
100,851	*,e	Clean Energy Fuels Corp	757,391
175,760	*	CNX Resources Corp	2,126,696
68,794	*	Comstock Resources Inc	418,268
1,040,898		ConocoPhillips	58,352,742
26,027	*	CONSOL Energy, Inc	546,827
111,063	*,e	Contango Oil & Gas Co	424,261
49,543		Continental Resources, Inc	1,691,893
25,484		CVR Energy, Inc	348,111
47,946		Delek US Holdings, Inc	833,301
38,146	*	Denbury, Inc	2,506,574
516,016		Devon Energy Corp	13,333,853
108,512		DHT Holdings, Inc	629,370
138,926		Diamondback Energy, Inc	10,715,362
14,538	*	DMC Global, Inc	636,328
26,271	*	Dorian LPG Ltd	317,879
24,796	*	Dril-Quip, Inc	708,670
73,118	*	DT Midstream, Inc	3,100,203
34,468	*	Earthstone Energy, Inc	338,820
107,406	*,e	Energy Fuels, Inc	563,882
450,302		EOG Resources, Inc	32,809,004
216,127	*	EQT Corp	3,974,576
324,419		Equitrans Midstream Corp	2,666,724
11,769	*	Extraction Oil & Gas, Inc	523,603
3,269,381	d	Exxon Mobil Corp	188,218,264
28,935		Falcon Minerals Corp	138,020
158,854	*,e	Frank’s International NV	436,849
93,320	e	Frontline Ltd	742,827
5,476	*	FTS International, Inc	107,001
147,505	*,e	Gevo, Inc	898,305
74,372	*	Golar LNG Ltd	829,992
31,635	*	Green Plains Inc	1,118,614
678,384		Halliburton Co	14,028,981
115,013	*	Helix Energy Solutions Group, Inc	477,304
131

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

79,601		Helmerich & Payne, Inc	$2,282,161
213,323		Hess Corp	16,306,410
116,986		HollyFrontier Corp	3,439,388
40,015		International Seaways, Inc	658,247
1,494,396		Kinder Morgan, Inc	25,972,602
305,164	*	Kosmos Energy Ltd	704,929
9,499	*	Laredo Petroleum, Inc	523,015
65,694	*	Liberty Oilfield Services, Inc	669,422
105,674	*	Magnolia Oil & Gas Corp	1,479,436
596,721		Marathon Oil Corp	6,915,996
500,429		Marathon Petroleum Corp	27,633,689
83,724		Matador Resources Co	2,587,072
46,480	*	Meta Materials, Inc	162,680
110,289		Murphy Oil Corp	2,394,374
5,358	*	Nabors Industries Ltd	468,879
21,846	*	National Energy Services Reunited Corp	281,813
20,127	e	New Fortress Energy, Inc	610,049
67,670	*	Newpark Resources, Inc	218,574
131,357	*	NexTier Oilfield Solutions, Inc	501,784
119,762	e	Nordic American Tankers Ltd	312,579
36,072		Northern Oil and Gas, Inc	622,963
306,141	*	NOV, Inc	4,227,807
15,219		Oasis Petroleum, Inc	1,395,735
650,856		Occidental Petroleum Corp	16,987,342
75,287	*	Oceaneering International, Inc	998,306
51,141	*	Oil States International, Inc	289,458
340,476		ONEOK, Inc	17,694,538
198,002		Ovintiv, Inc	5,080,731
30,460	*	Par Pacific Holdings, Inc	498,935
141,573		Patterson-UTI Energy, Inc	1,135,415
74,899	*	PBF Energy, Inc	686,824
75,201		PDC Energy, Inc	2,974,200
54,996	*	Peabody Energy Corp	644,003
15,324	*,e	Penn Virginia Corp	283,341
336,900		Phillips 66	24,738,567
166,327		Pioneer Natural Resources Co	24,178,956
67,160	*	ProPetro Holding Corp	507,058
180,442	*	Range Resources Corp	2,748,132
33,786	*	Renewable Energy Group, Inc	2,069,393
4,181	*	Rex American Resources Corp	342,842
6,661	e	Riley Exploration Permian, Inc	143,811
56,320	*	RPC, Inc	236,544
1,079,868		Schlumberger Ltd	31,132,594
41,375	e	Scorpio Tankers, Inc	676,481
52,003	*,e	Select Energy Services, Inc	309,418
89,438		SFL Corp Ltd	614,439
87,982		SM Energy Co	1,645,263
22,723		Solaris Oilfield Infrastructure, Inc	197,690
517,823	*	Southwestern Energy Co	2,438,946
27,732	*	Talos Energy, Inc	320,027
173,604		Targa Resources Investments, Inc	7,310,464
52,731	*	Teekay Corp	157,666
18,022	*,e	Teekay Tankers Ltd	227,978
132

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

239,157	*	Tellurian, Inc	$901,622
92,761	*	Tetra Technologies, Inc	286,632
4,549		Texas Pacific Land Corp	6,789,610
30,687	*	Tidewater, Inc	347,377
179,771	*,e	Uranium Energy Corp	390,103
138,061	*,e	Ur-Energy, Inc	156,009
65,096	*	US Silica Holdings, Inc	657,470
314,131		Valero Energy Corp	21,037,353
15,695	*	Vine Energy, Inc	219,887
109,415	*	W&T Offshore, Inc	443,131
29,713	*,e	Whiting Petroleum Corp	1,393,540
932,039		Williams Cos, Inc	23,347,577
51,846		World Fuel Services Corp	1,786,613
		TOTAL ENERGY	868,844,464

FOOD & STAPLES RETAILING - 1.2%
120,775	e	Albertsons Cos, Inc	2,608,740
24,710		Andersons, Inc	659,757
106,183	*	BJ’s Wholesale Club Holdings, Inc	5,377,107
28,675		Casey’s General Stores, Inc	5,669,334
26,760	*	Chefs’ Warehouse Holdings, Inc	773,899
340,944		Costco Wholesale Corp	146,510,456
66,176	*	Grocery Outlet Holding Corp	2,191,749
39,894	*,e	HF Foods Group Inc	206,252
10,287	e	Ingles Markets, Inc (Class A)	614,751
574,591		Kroger Co	23,385,854
10,760		Natural Grocers by Vitamin C	120,297
101,780	*	Performance Food Group Co	4,663,560
17,934		Pricesmart, Inc	1,609,397
45,057	*,e	Rite Aid Corp	684,866
29,053		SpartanNash Co	565,081
90,053	*	Sprouts Farmers Market, Inc	2,213,503
375,551		SYSCO Corp	27,865,884
43,334	*	United Natural Foods, Inc	1,435,222
169,151	*	US Foods Holding Corp	5,808,645
4,683		Village Super Market (Class A)	105,602
552,300		Walgreens Boots Alliance, Inc	26,040,945
1,107,686		Walmart, Inc	157,900,639
12,101	e	Weis Markets, Inc	637,118
		TOTAL FOOD & STAPLES RETAILING	417,648,658

FOOD, BEVERAGE & TOBACCO - 2.8%
114,071	*,e	22nd Century Group, Inc	366,168
1,428,491		Altria Group, Inc	68,624,708
36,170	*,e	AppHarvest, Inc	431,146
428,307		Archer-Daniels-Midland Co	25,578,494
48,265	e	B&G Foods, Inc (Class A)	1,386,171
44,201	*,e	Beyond Meat, Inc	5,423,463
7,138	*	Boston Beer Co, Inc (Class A)	5,067,980
36,258		Brown-Forman Corp (Class A)	2,425,298
141,276		Brown-Forman Corp (Class B)	10,019,294
104,578		Bunge Ltd	8,118,390
14,762		Calavo Growers, Inc	831,691
27,027		Cal-Maine Foods, Inc	942,972

133

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

150,289		Campbell Soup Co	$6,570,635
34,306	*	Celsius Holdings, Inc	2,354,421
2,996,745		Coca-Cola Co	170,904,367
3,577		Coca-Cola Consolidated Inc	1,427,760
360,234		ConAgra Brands, Inc	12,064,237
124,292		Constellation Brands, Inc (Class A)	27,883,667
124,036	*	Darling International, Inc	8,567,166
15,647	*,e	Duckhorn Portfolio, Inc	343,765
141,805		Flowers Foods, Inc	3,340,926
25,251		Fresh Del Monte Produce, Inc	779,246
30,966	*	Freshpet, Inc	4,534,971
471,063		General Mills, Inc	27,726,768
64,307	*	Hain Celestial Group, Inc	2,566,492
112,488		Hershey Co	20,121,853
221,121		Hormel Foods Corp	10,255,592
94,942	*	Hostess Brands, Inc	1,527,617
51,132		Ingredion, Inc	4,489,901
11,897		J&J Snack Foods Corp	1,955,629
80,837		J.M. Smucker Co	10,598,539
7,570		John B. Sanfilippo & Son, Inc	699,165
194,001		Kellogg Co	12,291,903
537,699		Keurig Dr Pepper, Inc	18,932,382
510,845		Kraft Heinz Co	19,652,207
5,149	*,e	Laird Superfood, Inc	143,657
112,220		Lamb Weston Holdings, Inc	7,492,929
14,999		Lancaster Colony Corp	2,967,852
25,123	*	Landec Corp	274,846
10,480		Limoneira Co	187,697
192,117		McCormick & Co, Inc	16,170,488
10,303		MGP Ingredients, Inc	614,574
27,917	*	Mission Produce, Inc	540,752
136,050	*	Molson Coors Brewing Co (Class B)	6,651,484
1,075,883		Mondelez International, Inc	68,060,359
286,386	*	Monster Beverage Corp	27,011,927
17,210		National Beverage Corp	780,990
101,144	*	NewAge, Inc	193,185
1,066,231		PepsiCo, Inc	167,344,955
1,201,876		Philip Morris International, Inc	120,295,769
43,159	*	Pilgrim’s Pride Corp	955,972
44,550	*	Post Holdings, Inc	4,559,247
122,967		Primo Water Corp	2,032,644
16,275		Sanderson Farms, Inc	3,040,821
217		Seaboard Corp	891,870
4,216	*	Seneca Foods Corp	230,784
63,347	*	Simply Good Foods Co	2,374,246
35,294	*,e	Tattooed Chef, Inc	695,998
13,172		Tootsie Roll Industries, Inc	452,985
39,282	*	TreeHouse Foods, Inc	1,744,121
10,723		Turning Point Brands, Inc	568,533
221,345		Tyson Foods, Inc (Class A)	15,817,314
19,801		Universal Corp	1,032,820
44,376		Utz Brands, Inc	1,004,673
107,929		Vector Group Ltd	1,441,931
134

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

18,534	*	Vital Farms, Inc	$322,677
28,260	*	Whole Earth Brands, Inc	363,424
		TOTAL FOOD, BEVERAGE & TOBACCO	955,066,508

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
88,031	*	1Life Healthcare, Inc	2,380,358
1,342,010		Abbott Laboratories	162,356,370
34,216	*	Abiomed, Inc	11,193,422
68,105	*	Acadia Healthcare Co, Inc	4,203,441
24,556	*,e	Accelerate Diagnostics, Inc	183,188
37,948	*	Accolade, Inc	1,776,346
78,515	*	Accuray, Inc	321,911
13,353	*,e	Acutus Medical, Inc	205,636
60,316	*	AdaptHealth Corp	1,350,475
11,376	*	Addus HomeCare Corp	987,323
16,978	*	Agiliti, Inc	332,599
38,300	*,e	agilon health, Inc	1,409,057
60,707	*	Align Technology, Inc	42,239,931
19,473	*	Alignment Healthcare, Inc	405,623
106,021	*	Allscripts Healthcare Solutions, Inc	1,810,839
52,892	*	Alphatec Holdings Inc	779,628
24,952	*	Amedisys, Inc	6,502,990
147,153	*	American Well Corp	1,714,332
113,367		AmerisourceBergen Corp	13,850,046
35,917	*	AMN Healthcare Services, Inc	3,611,813
27,895	*	Angiodynamics, Inc	742,844
188,922		Anthem, Inc	72,547,937
27,336	*	Apollo Medical Holdings, Inc	2,415,682
5,144	*	Apria, Inc	162,190
34,428	*	Apyx Medical Corp	309,852
211,364	*,e	Asensus Surgical, Inc	494,592
81,802	*,e	Aspira Women’s Health, Inc	366,473
33,960	*	AtriCure, Inc	2,868,262
1,124		Atrion Corp	706,929
37,191	*	Avanos Medical, Inc	1,411,027
28,947	*	Aveanna Healthcare Holdings, Inc	299,312
28,753	*	AxoGen, Inc	585,699
31,383	*	Axonics Modulation Technologies, Inc	2,132,475
388,809		Baxter International, Inc	30,074,376
223,384		Becton Dickinson & Co	57,130,458
18,374	*	BioLife Solutions Inc	861,741
1,095,786	*	Boston Scientific Corp	49,967,842
146,444	*	Brookdale Senior Living, Inc	1,101,259
24,733	*,e	Butterfly Network, Inc	265,632
223,703		Cardinal Health, Inc	13,283,484
31,027	*	Cardiovascular Systems, Inc	1,250,078
16,061	*	Castle Biosciences, Inc	1,121,861
93,347	*	Castlight Health, Inc	217,498
446,159	*	Centene Corp	30,610,969
232,236		Cerner Corp	18,669,452
27,330	*	Certara, Inc	743,649
128,984	*	Cerus Corp	650,079
188,192	*	Change Healthcare, Inc	4,085,648
12,022		Chemed Corp	5,722,712

135

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

263,112		Cigna Corp	$60,381,573
14,237	*	ClearPoint Neuro, Inc	316,488
93,838	*	Community Health Systems, Inc	1,249,922
10,999		Computer Programs & Systems, Inc	347,238
21,972		Conmed Corp	3,030,818
37,393		Cooper Cos, Inc	15,771,246
6,500	*	Corvel Corp	915,330
78,314	*	Covetrus, Inc	1,993,874
27,007	*	Cross Country Healthcare, Inc	443,455
29,096	*	CryoLife, Inc	785,592
30,605	*,e	CryoPort, Inc	1,888,941
13,300	*	Cutera, Inc	690,935
1,015,366		CVS Health Corp	83,625,544
38,517	*,e	CytoSorbents Corp	293,114
489,427		Danaher Corp	145,599,638
10,207	*,e	DarioHealth Corp	151,472
53,339	*	DaVita, Inc	6,414,015
167,688		Dentsply Sirona, Inc	11,074,115
74,282	*	DexCom, Inc	38,293,114
14,550	*	Eargo, Inc	523,800
477,322	*	Edwards Lifesciences Corp	53,588,941
75,836		Encompass Health Corp	6,313,347
40,165		Ensign Group, Inc	3,416,837
122,671	*	Envista Holdings Corp	5,284,667
59,647	*	Evolent Health, Inc	1,368,302
121	*	Exagen, Inc	1,442
15,310	*,e	Fulgent Genetics, Inc	1,412,347
34,373	*	Glaukos Corp	1,753,023
58,947	*	Globus Medical, Inc	4,902,622
69,110	*	Guardant Health, Inc	7,588,278
38,243	*	Haemonetics Corp	2,324,792
26,333	*	Hanger Inc	646,212
200,633		HCA Healthcare, Inc	49,797,111
33,831	*,e	Health Catalyst, Inc	1,964,228
62,483	*	HealthEquity, Inc	4,622,492
20,673	*	HealthStream, Inc	603,858
108,297	*	Henry Schein, Inc	8,680,005
7,276	*	Heska Corp	1,751,333
51,157		Hill-Rom Holdings, Inc	7,083,198
195,617	*	Hologic, Inc	14,679,100
99,372		Humana, Inc	42,318,560
20,344	*	iCAD, Inc	298,243
15,292	*	ICU Medical, Inc	3,108,711
65,213	*	IDEXX Laboratories, Inc	44,248,977
25,688	*	Inari Medical, Inc	2,306,526
15,740	*	InfuSystem Holdings, Inc	287,255
13,721	*	Innovage Holding Corp	231,336
14,364	*	Inogen, Inc	1,145,816
59,047	*	Inovalon Holdings, Inc	2,236,700
20,583	*	Inspire Medical Systems, Inc	3,769,982
50,953	*	Insulet Corp	14,251,045
25,757	*	Integer Holding Corp	2,521,353
55,460	*	Integra LifeSciences Holdings Corp	4,014,749
136

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

25,524	*	Intersect ENT, Inc	$595,985
91,141	*	Intuitive Surgical, Inc	90,362,656
23,166	*	Invacare Corp	167,490
161	*	iRadimed Corp	5,419
22,296	*	iRhythm Technologies, Inc	1,139,772
10,450	*	Joint Corp	825,445
75,224	*	Laboratory Corp of America Holdings	22,277,588
51,344	*	Lantheus Holdings, Inc	1,343,672
16,588		LeMaitre Vascular, Inc	903,382
23,267	*	LHC Group, Inc	5,006,593
38,763	*	LivaNova plc	3,345,247
17,910	*	Magellan Health Services, Inc	1,689,271
38,704	*	Masimo Corp	10,542,583
122,700		McKesson Corp	25,009,941
63,632	*	MEDNAX, Inc	1,852,964
1,037,732		Medtronic plc	136,264,589
31,113	*	Meridian Bioscience, Inc	637,816
41,189	*	Merit Medical Systems, Inc	2,886,937
3,666		Mesa Laboratories, Inc	1,079,674
7,622	*	Misonix Inc	202,288
9,626	*	ModivCare, Inc	1,636,420
44,400	*	Molina Healthcare, Inc	12,121,644
301,545	*,e	Multiplan Corp	2,427,437
20,936	*,e	NantHealth, Inc	41,872
9,997		National Healthcare Corp	776,267
13,643		National Research Corp	720,078
26,413	*	Natus Medical, Inc	705,227
81,686	*	Neogen Corp	3,558,242
18,881	*	Neuronetics, Inc	250,362
6,842	*	NeuroPace, Inc	145,735
26,411	*	Nevro Corp	4,093,705
43,227	*	NextGen Healthcare, Inc	701,142
78,978	*	Novocure Ltd	12,163,402
40,332	*	NuVasive, Inc	2,579,231
80,192	*	Oak Street Health, Inc	5,055,304
32,580	*	Omnicell, Inc	4,772,970
5,992	*	Ontrak, Inc	161,844
12,737	*	OptimizeRx Corp	703,974
83,448	*	Option Care Health, Inc	1,729,043
55,936	*	OraSure Technologies, Inc	659,485
68,590	*	Ortho Clinical Diagnostics Holdings plc	1,541,217
14,962	*	Orthofix Medical Inc	594,590
13,370	*	OrthoPediatrics Corp	840,171
34,512	*	Outset Medical, Inc	1,413,612
56,763		Owens & Minor, Inc	2,625,289
66,702		Patterson Cos, Inc	2,076,433
64,051	*,e	PAVmed, Inc	440,030
19,910	*	Pennant Group, Inc	681,320
26,112	*	Penumbra, Inc	6,951,798
18,578	*,e	PetIQ, Inc	656,918
29,309	*	Phreesia, Inc	2,003,270
92,307		Premier, Inc	3,289,821
14,938	*	Privia Health Group, Inc	619,927
47,584	*	Progyny, Inc	2,649,953
137

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

19,107	*,e	Pulmonx Corp	$757,784
15,571	*,e	Pulse Biosciences, Inc	319,205
100,118		Quest Diagnostics, Inc	14,196,732
28,915	*	Quidel Corp	4,090,605
47,864	*	Quotient Ltd	163,216
99,152	*	R1 RCM, Inc	2,122,844
32,981	*	RadNet, Inc	1,211,722
111,007		Resmed, Inc	30,171,703
10,301	*,e	Retractable Technologies, Inc	121,243
34,225	*	Schrodinger, Inc	2,316,006
24,695	*	SeaSpine Holdings Corp	483,775
87,546		Select Medical Holdings Corp	3,453,690
313,654	*,e	Senseonics Holdings, Inc	962,918
11,192	*	Sharps Compliance Corp	111,696
25,818	*	Shockwave Medical Inc	4,698,876
24,420	*	SI-BONE, Inc	740,903
41,844	*	Sientra, Inc	345,213
17,297	*	Signify Health, Inc	455,257
26,274	*	Silk Road Medical Inc	1,318,429
11,111	e	Simulations Plus, Inc	524,328
27,452	*	SOC Telemed, Inc	126,005
8,451	*,e	Soliton Inc	185,330
35,654	*	Staar Surgical Co	4,560,860
37,108	*	Stereotaxis, Inc	338,054
76,029		STERIS plc	16,570,521
269,554		Stryker Corp	73,032,961
23,909	*	Surgery Partners, Inc	1,304,475
12,498	*	SurModics, Inc	688,765
17,723	*,e	Tabula Rasa HealthCare, Inc	761,380
16,594	*	Tactile Systems Technology, Inc	812,774
10,923	*	Talis Biomedical Corp	112,507
47,336	*	Tandem Diabetes Care, Inc	5,144,003
113,117	*	Teladoc, Inc	16,792,219
36,100		Teleflex, Inc	14,347,223
82,701	*	Tenet Healthcare Corp	5,941,240
34,296	*	Tivity Health, Inc	860,144
19,088	*	Transmedics Group, Inc	544,390
8,172	*	Treace Medical Concepts, Inc	247,285
19,881	*	Triple-S Management Corp (Class B)	483,705
726,050		UnitedHealth Group, Inc	299,292,331
57,913		Universal Health Services, Inc (Class B)	9,289,824
10,603	e	US Physical Therapy, Inc	1,252,850
1,543		Utah Medical Products, Inc	137,944
15,373	*	Vapotherm, Inc	397,546
28,457	*	Varex Imaging Corp	776,876
105,691	*	Veeva Systems, Inc	35,164,453
27,034	*,e	Viemed Healthcare, Inc	188,157
100,633	*	ViewRay, Inc	668,203
25,288	*	Vocera Communications, Inc	1,061,084
56,653		West Pharmaceutical Services, Inc	23,325,740
161,019		Zimmer Biomet Holdings, Inc	26,313,725
17,126	*,e	Zynex Inc	237,880
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,227,780,596
138

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
34,685	*	Beauty Health Co	$609,069
29,715	*	BellRing Brands, Inc	982,675
8,650	*	Central Garden & Pet Co	417,708
31,768	*	Central Garden and Pet Co (Class A)	1,375,872
188,758		Church & Dwight Co, Inc	16,342,668
95,784		Clorox Co	17,326,368
643,836		Colgate-Palmolive Co	51,184,962
221,781	*	Coty, Inc	1,936,148
43,109		Edgewell Personal Care Co	1,770,918
33,082	*	elf Beauty, Inc	913,394
49,150		Energizer Holdings, Inc	2,106,077
176,665		Estee Lauder Cos (Class A)	58,976,077
82,434	*	Herbalife Nutrition Ltd	4,199,188
18,611	*,e	Honest Co, Inc	267,440
13,924		Inter Parfums, Inc	1,070,338
259,671		Kimberly-Clark Corp	35,242,548
8,832		Medifast, Inc	2,521,624
9,715		Nature’s Sunshine Products, Inc	170,887
37,408		Nu Skin Enterprises, Inc (Class A)	2,008,436
2,626		Oil-Dri Corp of America	93,407
1,879,853		Procter & Gamble Co	267,371,492
5,496	*,e	Revlon, Inc (Class A)	59,906
44,850		Reynolds Consumer Products, Inc	1,275,982
33,625		Spectrum Brands Holdings, Inc	2,937,144
9,753	*	USANA Health Sciences, Inc	929,168
48,983	*	Veru, Inc	336,513
10,749		WD-40 Co	2,611,900
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	475,037,909

INSURANCE - 2.0%
517,996		Aflac, Inc	28,489,780
10,289	*	Alleghany Corp	6,822,636
230,330		Allstate Corp	29,954,416
31,404	*	AMBAC Financial Group, Inc	455,986
64,805		American Equity Investment Life Holding Co	2,079,592
51,640		American Financial Group, Inc	6,531,944
661,428		American International Group, Inc	31,318,616
5,859		American National Group, Inc	966,618
15,389		Amerisafe, Inc	880,251
172,513		Aon plc	44,858,555
297,952	*	Arch Capital Group Ltd	11,620,128
23,843		Argo Group International Holdings Ltd	1,242,936
155,936		Arthur J. Gallagher & Co	21,723,444
46,318		Assurant, Inc	7,309,444
55,148		Assured Guaranty Ltd	2,636,626
88,738	*	Athene Holding Ltd	5,734,250
59,084		Axis Capital Holdings Ltd	3,005,603
68,171	*	Brighthouse Financial, Inc	2,935,443
180,612		Brown & Brown, Inc	9,825,293
34,486	*	BRP Group, Inc	940,088
345,690		Chubb Ltd	58,331,731
115,512		Cincinnati Financial Corp	13,616,555

139

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

31,384	*,e	Citizens, Inc (Class A)	$168,218
23,266		CNA Financial Corp	1,023,937
99,432		Conseco, Inc	2,271,027
563		Crawford & Co	5,951
3,646		Donegal Group, Inc (Class A)	56,404
20,297	*	eHealth, Inc	1,055,647
21,352		Employers Holdings, Inc	886,535
10,462	*	Enstar Group Ltd	2,688,943
20,129		Erie Indemnity Co (Class A)	3,721,651
30,428		Everest Re Group Ltd	7,693,111
214,718		Fidelity National Financial Inc	9,578,570
83,023		First American Financial Corp	5,588,278
396,086	*	Genworth Financial, Inc (Class A)	1,322,927
78,273		Globe Life, Inc	7,287,999
38,499	*	GoHealth, Inc	338,791
13,362		Goosehead Insurance, Inc	1,605,979
25,827	*	Greenlight Capital Re Ltd (Class A)	227,278
27,316		Hanover Insurance Group, Inc	3,712,244
275,111		Hartford Financial Services Group, Inc	17,502,562
4,272	e	HCI Group, Inc	429,251
32,368		Heritage Insurance Holdings, Inc	237,581
31,895		Horace Mann Educators Corp	1,269,740
2,871		Independence Holding Co	128,449
763		Investors Title Co	127,062
25,292		James River Group Holdings Ltd	920,123
48,650		Kemper Corp	3,211,386
16,258		Kinsale Capital Group, Inc	2,904,410
29,062	*,e	Lemonade, Inc	2,530,138
146,871		Lincoln National Corp	9,050,191
169,915		Loews Corp	9,112,541
10,415	*	Markel Corp	12,562,261
391,883		Marsh & McLennan Cos, Inc	57,693,015
36,483	*	MBIA, Inc	476,103
22,360		Mercury General Corp	1,360,159
570,369		Metlife, Inc	32,910,291
27,674	*,e	MetroMile, Inc	196,209
1,863		National Western Life Group, Inc	387,299
5,736	*	NI Holdings, Inc	113,401
213,329		Old Republic International Corp	5,260,693
20,068	*	Palomar Holdings, Inc	1,634,137
31,002		Primerica, Inc	4,533,112
206,318		Principal Financial Group	12,818,537
43,676		ProAssurance Corp	885,749
451,283		Progressive Corp	42,944,090
9,175	*	ProSight Global, Inc	117,073
303,854		Prudential Financial, Inc	30,470,479
52,118		Reinsurance Group of America, Inc (Class A)	5,742,361
37,930		RenaissanceRe Holdings Ltd	5,791,532
30,659		RLI Corp	3,322,822
11,864		Safety Insurance Group, Inc	909,020
44,814		Selective Insurance Group, Inc	3,645,619
101,259	*	Selectquote, Inc	1,802,410
62,762	*	SiriusPoint Ltd	615,068
14,283		State Auto Financial Corp	714,150
140

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

20,193		Stewart Information Services Corp	$1,191,589
14,139		Tiptree Inc	135,876
193,809		Travelers Cos, Inc	28,862,036
28,830	*	Trupanion, Inc	3,316,027
12,876		United Fire Group Inc	320,870
12,036		United Insurance Holdings Corp	52,718
22,601		Universal Insurance Holdings, Inc	320,030
158,920		Unum Group	4,354,408
107,596		W.R. Berkley Corp	7,872,799
2,396		White Mountains Insurance Group Ltd	2,711,242
98,830		Willis Towers Watson plc	20,366,886
		TOTAL INSURANCE	684,346,930

MATERIALS - 2.5%
21,255	*	AdvanSix, Inc	710,980
170,564		Air Products & Chemicals, Inc	49,639,241
89,473		Albemarle Corp	18,435,017
143,414	*	Alcoa Corp	5,758,072
97,921	*	Allegheny Technologies, Inc	2,010,318
1,187,913		Amcor plc	13,732,274
22,290		American Vanguard Corp	368,008
126,372	*	Amyris, Inc	1,842,504
50,831		Aptargroup, Inc	6,553,133
84,956	*	Arconic Corp	3,053,319
15,086		Ardagh Group S.A.	352,258
41,798		Ashland Global Holdings, Inc	3,555,756
63,586		Avery Dennison Corp	13,396,299
69,243		Avient Corp	3,359,670
160,481	*	Axalta Coating Systems Ltd	4,830,478
25,107		Balchem Corp	3,386,683
248,507		Ball Corp	20,099,246
103,020	*	Berry Global Group, Inc	6,623,156
42,596		Cabot Corp	2,345,336
36,723		Carpenter Technology Corp	1,400,982
86,609		Celanese Corp (Series A)	13,491,084
37,374	*	Century Aluminum Co	544,165
165,118		CF Industries Holdings, Inc	7,801,826
5,569		Chase Corp	648,956
126,652		Chemours Co	4,211,179
12,952	*	Clearwater Paper Corp	381,954
349,164	*,e	Cleveland-Cliffs, Inc	8,729,100
191,386	*	Coeur Mining, Inc	1,443,050
92,569		Commercial Metals Co	3,036,263
27,716		Compass Minerals International, Inc	1,900,209
92,492	*	Constellium SE	1,745,324
568,872		Corteva, Inc	24,336,344
99,215		Crown Holdings, Inc	9,897,688
52,012	*	Danimer Scientific, Inc	867,560
38,124	*	Diversey Holdings Ltd	635,908
37,845	*	Domtar Corp	2,078,069
576,355		Dow, Inc	35,826,227
410,025		DuPont de Nemours, Inc	30,772,376
32,294		Eagle Materials, Inc	4,563,788

141

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

104,184		Eastman Chemical Co	$11,743,620
193,038		Ecolab, Inc	42,628,582
173,232		Element Solutions, Inc	4,051,896
62,539	*	Ferro Corp	1,300,811
48,283	*,†	Ferroglobe plc	0
98,404		FMC Corp	10,524,308
24,415	*	Forterra, Inc	575,950
1,129,284		Freeport-McMoRan, Inc (Class B)	43,025,720
24,364		FutureFuel Corp	207,094
26,173	*	Gatos Silver, Inc	357,000
39,115	*	GCP Applied Technologies, Inc	909,424
38,095		Glatfelter Corp	580,187
212,728		Graphic Packaging Holding Co	4,077,996
20,864		Greif, Inc (Class A)	1,264,776
5,806		Greif, Inc (Class B)	353,469
40,341		H.B. Fuller Co	2,606,835
14,948		Hawkins, Inc	542,762
7,327		Haynes International, Inc	276,448
400,042		Hecla Mining Co	2,676,281
158,826		Huntsman Corp	4,194,595
30,978	*	Ingevity Corp	2,631,271
18,422		Innospec, Inc	1,629,426
191,767		International Flavors & Fragrances, Inc	28,887,781
300,969		International Paper Co	17,383,969
12,016	*	Intrepid Potash, Inc	364,085
12,024		Kaiser Aluminum Corp	1,463,080
14,958	*	Koppers Holdings, Inc	459,360
23,752	*	Kraton Corp	907,089
17,312		Kronos Worldwide, Inc	240,810
113,854	*,e	Livent Corp	2,221,292
77,629		Louisiana-Pacific Corp	4,303,752
202,721		LyondellBasell Industries NV	20,136,277
1,527	*	Marrone Bio Innovations, Inc	1,909
48,016		Martin Marietta Materials, Inc	17,444,213
15,968		Materion Corp	1,139,476
25,661		Minerals Technologies, Inc	2,058,525
267,689		Mosaic Co	8,359,927
55,023	*,e	MP Materials Corp	2,069,965
26,770		Myers Industries, Inc	566,989
14,884		Neenah Inc	748,219
5,513		NewMarket Corp	1,741,612
618,250		Newmont Goldcorp Corp	38,838,465
181,575	*	Novagold Resources Inc	1,419,917
230,810		Nucor Corp	24,008,856
127,895	*	O-I Glass, Inc	1,891,567
113,392		Olin Corp	5,332,826
5,860		Olympic Steel, Inc	176,503
43,249	*	Orion Engineered Carbons SA	781,942
72,269		Packaging Corp of America	10,226,064
30,719		Pactiv Evergreen, Inc	444,504
182,487		PPG Industries, Inc	29,840,274
38,871		PQ Group Holdings, Inc	604,833
25,097	*	PureCycle Technologies, Inc	371,687
10,380		Quaker Chemical Corp	2,613,061
142

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

27,104	*	Ranpak Holdings Corp	$694,404
46,721	*	Rayonier Advanced Materials, Inc	325,645
48,921		Reliance Steel & Aluminum Co	7,687,935
51,084		Royal Gold, Inc	6,207,728
98,088		RPM International, Inc	8,493,440
11,406	*	Ryerson Holding Corp	179,416
19,787		Schnitzer Steel Industries, Inc (Class A)	1,037,235
25,187		Schweitzer-Mauduit International, Inc	990,605
31,523		Scotts Miracle-Gro Co (Class A)	5,578,310
115,532		Sealed Air Corp	6,556,441
31,845		Sensient Technologies Corp	2,776,247
188,164		Sherwin-Williams Co	54,761,369
63,867		Silgan Holdings, Inc	2,587,891
75,857		Sonoco Products Co	4,838,918
66,008		Southern Copper Corp	4,332,765
155,194		Steel Dynamics, Inc	10,002,253
17,131		Stepan Co	2,020,601
90,890	*	Summit Materials, Inc	3,053,904
64,626		SunCoke Energy, Inc	499,559
34,451	*	TimkenSteel Corp	459,232
20,458		Tredegar Corp	267,386
29,350		Trinseo S.A.	1,595,466
86,613		Tronox Holdings plc	1,596,278
3,261	*	UFP Technologies, Inc	194,943
834		United States Lime & Minerals, Inc	115,926
206,183		United States Steel Corp	5,459,726
12,237	*	US Concrete, Inc	890,976
142,359		Valvoline, Inc	4,367,574
27,947		Verso Corp	531,552
102,358		Vulcan Materials Co	18,423,416
43,831		W R Grace & Co	3,050,638
40,038		Warrior Met Coal, Inc	747,509
26,283		Westlake Chemical Corp	2,179,386
200,353		WestRock Co	9,859,371
25,911		Worthington Industries, Inc	1,657,527
14,174	*	Zymergen, Inc	493,113
		TOTAL MATERIALS	852,085,765

MEDIA & ENTERTAINMENT - 8.9%
595,532		Activision Blizzard, Inc	49,798,386
57,960	*	Advantage Solutions, Inc	566,849
232,089	*	Alphabet, Inc (Class A)	625,370,773
218,822	*	Alphabet, Inc (Class C)	591,786,593
161,897	*	Altice USA, Inc	4,975,095
311,644	*,e	AMC Entertainment Holdings, Inc	11,537,061
24,488	*	AMC Networks, Inc	1,225,380
13,100	*	Boston Omaha Corp	428,501
4,150		Cable One, Inc	7,835,159
24,134	*	Cardlytics, Inc	3,039,919
71,064	*	Cargurus, Inc	2,032,430
52,392	*	Cars.com, Inc	632,895
101,323	*	Charter Communications, Inc	75,389,378
8,724	*,e	Chicken Soup For The Soul Entertainment, Inc	313,017

143

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

85,356	*	Cinemark Holdings, Inc	$1,325,579
274,370	*	Clear Channel	729,824
3,517,935		Comcast Corp (Class A)	206,960,116
50,683	*	comScore, Inc	203,239
19,689	*,e	CuriosityStream, Inc	216,382
470	*	Daily Journal Corp	156,510
126,615	*,e	Discovery, Inc (Class A)	3,673,101
242,499	*	Discovery, Inc (Class C)	6,574,148
189,414	*	DISH Network Corp (Class A)	7,934,552
220,870		Electronic Arts, Inc	31,796,445
18,495	*	Emerald Holding, Inc	73,055
91,027	*	Entercom Communications Corp	324,966
41,363		Entravision Communications Corp (Class A)	254,382
242,241	*,e	Eros STX Global Corp	264,043
56,607	*	Eventbrite Inc	1,005,906
14,689	*	EverQuote Inc	443,314
41,829		EW Scripps Co (Class A)	798,097
1,846,926	*	Facebook, Inc	658,059,734
32,327	*	Fluent, Inc	80,494
248,285		Fox Corp (Class A)	8,853,843
117,714		Fox Corp (Class B)	3,912,813
99,363	*,e	fuboTV, Inc	2,587,413
103,352	*	Gannett Co, Inc	596,341
72,446		Gray Television, Inc	1,606,128
9,282	*	Hemisphere Media Group, Inc	117,974
58,672	*	IAC	8,055,079
84,522	*	iHeartMedia, Inc	2,184,894
38,923	*	Imax Corp	628,217
296,922		Interpublic Group of Cos, Inc	10,499,162
32,721		John Wiley & Sons, Inc (Class A)	1,923,340
6,341	*	Liberty Braves Group (Class A)	168,290
32,042	*	Liberty Braves Group (Class C)	847,511
19,315	*	Liberty Broadband Corp (Class A)	3,315,806
116,301	*	Liberty Broadband Corp (Class C)	20,642,265
18,720	*	Liberty Media Group (Class A)	776,131
154,653	*	Liberty Media Group (Class C)	7,257,865
63,511	*	Liberty SiriusXM Group (Class A)	2,965,329
122,978	*	Liberty SiriusXM Group (Class C)	5,681,584
71,481	*	Liberty TripAdvisor Holdings, Inc	298,791
46,102	*	Lions Gate Entertainment Corp (Class A)	692,913
89,647	*	Lions Gate Entertainment Corp (Class B)	1,197,684
102,192	*	Live Nation, Inc	8,061,927
40,603	*	LiveXLive Media, Inc	143,735
10,072	e	Loral Space & Communications, Inc	356,448
14,125	*	Madison Square Garden Co	2,298,703
18,059	*	Madison Square Garden Entertainment Corp	1,263,408
83,141	*	Magnite, Inc	2,519,172
25,461	*	Marcus Corp	409,158
207,984	*	Match Group, Inc	33,125,612
47,656	*,e	MDC Partners, Inc	267,350
15,622	*	MediaAlpha, Inc	521,775
34,743	*	Meredith Corp	1,516,185
48,320		National CineMedia, Inc	168,154
333,320	*	Netflix, Inc	172,516,432
144

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

126,545		New York Times Co (Class A)	$5,540,140
297,765		News Corp (Class A)	7,333,952
96,522		News Corp (Class B)	2,269,232
32,427		Nexstar Media Group Inc	4,769,039
162,591		Omnicom Group, Inc	11,839,877
421,132	*	Pinterest, Inc	24,804,675
59,561	*	Playtika Holding Corp	1,324,041
42,462	*	QuinStreet, Inc	778,753
88,804	*	Roku, Inc	38,035,641
23,182		Scholastic Corp	779,147
38,405		Sinclair Broadcast Group, Inc (Class A)	1,086,477
686,749	e	Sirius XM Holdings, Inc	4,443,266
223,966	*,e	Skillz, Inc	3,153,441
105,424	*	Spotify Technology S.A.	24,107,306
87,900	*	Take-Two Interactive Software, Inc	15,243,618
19,799	*	TechTarget, Inc	1,446,911
174,569		TEGNA, Inc	3,093,363
5,030	*	Thryv Holdings, Inc	167,097
75,518	*	TripAdvisor, Inc	2,865,908
88,583	*	TrueCar, Inc	465,947
601,368	*	Twitter, Inc	41,945,418
9,181		ViacomCBS, Inc (Class A)	408,830
449,291		ViacomCBS, Inc (Class B)	18,389,481
96,498	*	Vimeo, Inc	4,323,110
1,401,562	*	Walt Disney Co	246,702,943
40,981	*	WideOpenWest, Inc	911,417
35,196		World Wrestling Entertainment, Inc (Class A)	1,737,978
58,093	*	Yelp, Inc	2,172,678
45,669	*	Zillow Group, Inc (Class A)	4,892,520
126,422	*	Zillow Group, Inc (Class C)	13,433,602
765,202	*	Zynga, Inc	7,728,540
		TOTAL MEDIA & ENTERTAINMENT	3,099,977,103

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
64,272	*	10X Genomics, Inc	11,776,559
8,842	*,e	4D Molecular Therapeutics, Inc	219,901
11,226	*	89bio, Inc	175,799
253,146	*	9 Meters Biopharma, Inc	273,398
1,362,897		AbbVie, Inc	158,504,921
91,291	*	Acadia Pharmaceuticals, Inc	1,974,624
40,384	*	Acceleron Pharma, Inc	5,050,423
32,750	*	Aclaris Therapeutics, Inc	488,958
82,792	*	Adaptive Biotechnologies Corp	3,035,155
66,953	*	Adverum Biotechnologies, Inc	151,983
33,288	*	Aeglea BioTherapeutics, Inc	204,055
33,134	*	Aerie Pharmaceuticals, Inc	522,855
87,570	*	Affimed NV	582,340
147,964	*	Agenus, Inc	766,454
234,535		Agilent Technologies, Inc	35,937,798
47,992	*	Agios Pharmaceuticals, Inc	2,307,935
132,649	*	Akebia Therapeutics, Inc	327,643
19,401	*,e	Akero Therapeutics, Inc	415,957
18,665	*,e	Akouos, Inc	202,889

145

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

7,525	*	Akoya Biosciences, Inc	$130,484
13,691	*	Albireo Pharma, Inc	391,700
71,596	*,†	Alder Biopharmaceuticals Inc	63,004
36,650	*	Aldeyra Therapeutics, Inc	326,185
43,454	*	Alector, Inc	1,044,417
14,186	*	Aligos Therapeutics, Inc	206,690
121,352	*	Alkermes plc	3,139,376
26,372	*	Allakos, Inc	2,098,156
51,492	*	Allogene Therapeutics, Inc	1,130,249
21,851	*	Allovir, Inc	418,228
90,309	*	Alnylam Pharmaceuticals, Inc	16,159,892
35,252	*,e	Altimmune, Inc	319,736
13,419	*	ALX Oncology Holdings, Inc	785,817
443,176		Amgen, Inc	107,044,731
193,454	*	Amicus Therapeutics, Inc	1,797,188
90,760	*	Amneal Pharmaceuticals, Inc	447,447
29,714	*	Amphastar Pharmaceuticals, Inc	622,508
143,738	*,e	Ampio Pharmaceuticals, Inc	202,671
15,851	*	AnaptysBio, Inc	364,256
46,837	*,e	Anavex Life Sciences Corp	840,724
5,085	*	ANI Pharmaceuticals, Inc	172,534
11,269	*	Anika Therapeutics, Inc	452,225
23,561	*	Annexon, Inc	496,195
123,274	*	Antares Pharma, Inc	542,406
49,108	*	Apellis Pharmaceuticals, Inc	3,142,421
18,548	*,e	Applied Molecular Transport, Inc	519,900
12,708	*	Applied Therapeutics, Inc	218,705
39,630	*,e	AquaBounty Technologies, Inc	196,169
65,091	*,e	Arbutus Biopharma Corp	175,095
18,172	*,e	Arcturus Therapeutics Holdings, Inc	568,965
34,341	*	Arcus Biosciences, Inc	1,078,651
20,143	*	Arcutis Biotherapeutics, Inc	469,936
66,021	*,e	Ardelyx, Inc	114,877
45,907	*	Arena Pharmaceuticals, Inc	2,839,807
78,302	*	Arrowhead Pharmaceuticals Inc	5,425,546
32,937	*	Arvinas, Inc	3,329,931
62,354	*	Atara Biotherapeutics, Inc	795,014
48,745	*,e	Atea Pharmaceuticals, Inc	1,220,575
76,887	*	Athenex, Inc	289,864
137,117	*,e	Athersys, Inc	223,501
25,454	*,e	Athira Pharma, Inc	244,613
88,477	*,e	Atossa Therapeutics, Inc	264,546
30,662	*,e	Atreca, Inc	168,334
445,347	*	Avantor, Inc	16,736,140
46,688	*	Avid Bioservices, Inc	1,197,547
22,820	*	Avidity Biosciences, Inc	440,654
18,080	*,e	Avita Medical, Inc	335,022
25,652	*	Avrobio, Inc	188,799
21,552	*	Axsome Therapeutics, Inc	1,047,212
35,492	*	Beam Therapeutics, Inc	3,265,264
36,272	*	Berkeley Lights, Inc	1,653,278
23,575	*	Beyondspring Inc	224,434
8,940	*,e	BioAtla, Inc	366,451
136,958	*,e	BioCryst Pharmaceuticals, Inc	2,207,763
146

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

59,451	*	BioDelivery Sciences International, Inc	$223,536
115,731	*	Biogen, Inc	37,812,790
40,849	*	Biohaven Pharmaceutical Holding Co Ltd	5,147,382
140,169	*	BioMarin Pharmaceutical, Inc	10,755,167
6,579	*	Biomea Fusion, Inc	86,777
227,225	*,e	Bionano Genomics, Inc	1,347,444
16,374	*	Bio-Rad Laboratories, Inc (Class A)	12,108,737
29,692		Bio-Techne Corp	14,318,670
9,945	*,e	Bioxcel Therapeutics Inc	254,493
38,767	*,e	Black Diamond Therapeutics, Inc	370,613
49,659	*	Bluebird Bio, Inc	1,261,835
44,489	*	Blueprint Medicines Corp	3,909,248
9,800	*,e	Bolt Biotherapeutics, Inc	109,270
82,243	*	Bridgebio Pharma, Inc	4,395,888
1,726,467		Bristol-Myers Squibb Co	117,175,315
18,013	*,e	Brooklyn ImmunoTherapeutics, Inc	206,969
80,409		Bruker BioSciences Corp	6,613,640
25,944	*,e	C4 Therapeutics, Inc	1,119,224
32,865	*	Cara Therapeutics, Inc	393,394
42,679	*,e	Cardiff Oncology, Inc	227,052
37,486	*	CareDx, Inc	3,150,323
28,888	*,e	Cassava Sciences, Inc	2,008,583
125,217	*	Catalent, Inc	15,002,249
76,486	*	Catalyst Pharmaceuticals, Inc	446,678
6,027	*,e	Celcuity, Inc	118,732
29,588	*	Celldex Therapeutics, Inc	1,294,475
28,692	*,e	CEL-SCI Corp	230,397
76,225	*,e	Cerecor Inc	202,759
26,489	*,e	Cerevel Therapeutics Holdings, Inc	652,689
38,397	*	Charles River Laboratories International, Inc	15,624,507
38,382	*	ChemoCentryx, Inc	567,286
55,373	*	Chimerix, Inc	367,123
26,874	*	Chinook Therapeutics, Inc	350,168
33,231	*,e	ChromaDex Corp	288,777
85,782	*,e	Citius Pharmaceuticals, Inc	162,128
80,529	*,e	Clovis Oncology, Inc	388,955
45,404	*	Codexis, Inc	960,749
11,867	*	Codiak Biosciences, Inc	205,299
28,132	*,e	Cogent Biosciences, Inc	168,792
45,593	*	Coherus Biosciences, Inc	594,989
28,144	*	Collegium Pharmaceutical, Inc	700,504
75,382	*	Corcept Therapeutics, Inc	1,565,684
34,910	*	CorMedix Inc	202,827
15,260	*,e	Cortexyme Inc	862,343
29,586	*	Crinetics Pharmaceuticals, Inc	531,956
23,500	*	Cue Biopharma, Inc	244,870
10,136	*	Cullinan Oncology, Inc	232,418
40,402	*,e	CureVac NV	1,990,203
65,385	*	Curis, Inc	496,272
52,860	*	Cymabay Therapeutics, Inc	208,268
50,381	*,e	Cytokinetics, Inc	1,495,308
61,381	*	CytomX Therapeutics, Inc	332,071
29,585	*	Deciphera Pharmaceuticals, Inc	902,047
147

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

69,573	*	Denali Therapeutics, Inc	$3,550,310
17,905	*,e	DermTech, Inc	602,682
10,125	*	Design Therapeutics, Inc	156,735
52,282	*	Dicerna Pharmaceuticals, Inc	1,961,098
156,303	*	Durect Corp	220,387
88,569	*,e	Dynavax Technologies Corp	827,234
22,646	*	Dyne Therapeutics, Inc	409,213
11,214	*	Eagle Pharmaceuticals, Inc	521,451
9,248	*	Edgewise Therapeutics, Inc	161,932
51,713	*	Editas Medicine, Inc	2,164,706
19,133	*	Eiger BioPharmaceuticals, Inc	152,299
343,197	*	Elanco Animal Health, Inc	12,516,395
654,679		Eli Lilly & Co	159,414,337
37,040	*	Emergent Biosolutions, Inc	2,440,936
17,038	*	Enanta Pharmaceuticals, Inc	719,856
175,799	*	Endo International plc	889,543
62,499	*	Epizyme, Inc	414,368
20,619	*,e	Esperion Thereapeutics, Inc	317,326
22,962	*,e	Evelo Biosciences, Inc	211,480
22,516	*	Evolus, Inc	243,623
131,493	*	Exact Sciences Corp	14,180,205
237,326	*	Exelixis, Inc	3,998,943
61,787	*	Fate Therapeutics, Inc	5,115,964
65,218	*	FibroGen, Inc	847,834
45,267	*	Flexion Therapeutics, Inc	268,433
66,476	*,e	Fluidigm Corp	492,587
24,236	*	Forma Therapeutics Holdings, Inc	554,762
8,519	*,e	Forte Biosciences, Inc	255,229
71,352	*,e	Fortress Biotech, Inc	221,905
33,303	*,e	Frequency Therapeutics, Inc	277,414
11,092	*	Fulcrum Therapeutics, Inc	81,083
29,008	*,e	G1 Therapeutics, Inc	502,128
16,562	*	Gemini Therapeutics, Inc	67,407
40,305	*	Generation Bio Co	876,231
274,233	*,e	Geron Corp	334,564
967,527		Gilead Sciences, Inc	66,072,419
44,211	*	Global Blood Therapeutics, Inc	1,208,287
43,062	*,e	Gossamer Bio, Inc	338,467
3,183	*,e	Greenwich Lifesciences, Inc	125,633
36,887	*	Gritstone Oncology, Inc	246,405
24,592	*	GT Biopharma, Inc	244,690
105,915	*	Halozyme Therapeutics, Inc	4,377,467
16,826	*	Harmony Biosciences Holdings, Inc	440,168
19,227	*	Harpoon Therapeutics, Inc	188,232
29,173	*	Harvard Bioscience, Inc	230,175
69,386	*	Heron Therapeutics, Inc	857,611
29,012	*	Homology Medicines, Inc	184,516
17,405	*,e	Hookipa Pharma, Inc	134,541
168,056	*	Horizon Therapeutics Plc	16,808,961
33,935	*,e	Humanigen, Inc	547,032
214,078	*,e	iBio, Inc	265,457
22,147	*	Ideaya Biosciences, Inc	542,602
6,036	*,e	IGM Biosciences, Inc	410,508
7,542	*,e	Ikena Oncology, Inc	74,741
148

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

112,440	*	Illumina, Inc	$55,742,130
11,727	*	Immunic, Inc	103,549
50,437	*,e	ImmunityBio, Inc	552,790
145,304	*	Immunogen, Inc	815,155
30,492	*	Immunovant, Inc	318,946
141,627	*	Incyte Corp	10,954,848
66,228	*,e	Infinity Pharmaceuticals, Inc	140,403
21,073	*	Inhibrx, Inc	599,738
51,012	*	Innoviva, Inc	723,350
13,597	*	Inotiv, Inc	355,154
156,129	*,e	Inovio Pharmaceuticals, Inc	1,311,484
5,115	*	Inozyme Pharma, Inc	85,779
76,755	*	Insmed, Inc	1,888,173
13,340	*	Instil Bio, Inc	200,767
51,768	*	Intellia Therapeutics, Inc	7,343,291
21,877	*	Intercept Pharmaceuticals, Inc	378,035
54,455	*	Intra-Cellular Therapies, Inc	1,869,440
151,332	*,e	Invitae Corp	4,235,783
106,785	*	Ionis Pharmaceuticals, Inc	3,965,995
111,258	*	Iovance Biotherapeutics, Inc	2,477,716
147,014	*	IQVIA Holdings, Inc	36,415,368
119,898	*	Ironwood Pharmaceuticals, Inc	1,591,046
15,278	*	iTeos Therapeutics, Inc	367,130
71,008	*	IVERIC bio, Inc	612,799
45,711	*	Jazz Pharmaceuticals plc	7,748,929
2,036,057		Johnson & Johnson	350,609,015
27,101	*	Jounce Therapeutics, Inc	136,589
131,404	*	Kadmon Holdings, Inc	494,079
38,118	*,e	Kala Pharmaceuticals, Inc	131,507
27,253	*,e	Kaleido Biosciences Inc	147,984
17,147	*	KalVista Pharmaceuticals Inc	345,341
16,757	*	Karuna Therapeutics, Inc	1,913,985
57,823	*,e	Karyopharm Therapeutics, Inc	481,666
21,604	*,e	KemPharm, Inc	217,984
11,863	*	Keros Therapeutics, Inc	436,558
36,515	*	Kezar Life Sciences, Inc	177,828
21,846	*	Kiniksa Pharmaceuticals Ltd	334,899
10,555	*,e	Kinnate Biopharma, Inc	227,777
25,631	*	Kodiak Sciences, Inc	2,148,903
29,278	*,e	Kronos Bio, Inc	598,735
13,379	*	Krystal Biotech Inc	781,869
47,680	*	Kura Oncology, Inc	903,059
21,812	*	Kymera Therapeutics, Inc	1,312,646
56,936	*	Lexicon Pharmaceuticals, Inc	201,553
11,370	*	Ligand Pharmaceuticals, Inc (Class B)	1,290,609
91,790	*,e	Lineage Cell Therapeutics, Inc	241,408
44,869	*	MacroGenics, Inc	1,119,930
8,601	*,e	Madrigal Pharmaceuticals, Inc	751,039
27,118	*	Magenta Therapeutics, Inc	193,080
186,883	*,e	MannKind Corp	766,220
57,302	*	Maravai LifeSciences Holdings, Inc	2,519,569
27,883	*,e	Marinus Pharmaceuticals, Inc	409,880
21,753	*	Medpace Holdings, Inc	3,827,223
149

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

101,155	*	MEI Pharma, Inc	$273,119
11,473	*	MeiraGTx Holdings plc	160,507
1,958,779		Merck & Co, Inc	150,571,342
51,322	*	Mersana Therapeutics, Inc	564,542
17,607	*	Mettler-Toledo International, Inc	25,947,612
83,879	*,e	MiMedx Group, Inc	1,028,357
243,068	*,e	Mind Medicine MindMed, Inc	743,788
29,858	*	Mirati Therapeutics, Inc	4,779,071
5,376	*	Mirum Pharmaceuticals, Inc	77,683
260,685	*	Moderna, Inc	92,178,216
36,471	*	Molecular Templates, Inc	255,297
15,639	*	Morphic Holding, Inc	901,119
39,098	*	Mustang Bio, Inc	112,993
57,890	*	Myriad Genetics, Inc	1,831,061
34,387	*	NanoString Technologies, Inc	2,129,931
60,463	*	Natera, Inc	6,924,223
135,344	*	Nektar Therapeutics	2,137,082
85,951	*	NeoGenomics, Inc	3,962,341
23,519	*	Neoleukin Therapeutics, Inc	164,398
71,847	*	Neurocrine Biosciences, Inc	6,696,859
22,655	*	NGM Biopharmaceuticals Inc	461,935
12,317	*,e	Nkarta, Inc	391,188
56,849	*	Novavax, Inc	10,194,731
23,712	*	Nurix Therapeutics, Inc	728,907
26,510	*,e	Nuvation Bio, Inc	229,046
153,119	*,e	Ocugen, Inc	1,027,428
56,023	*	Ocular Therapeutix, Inc	616,813
9,458	*	Olema Pharmaceuticals, Inc	222,074
53,494	*,e	Omeros Corp	775,663
62,129	*	Oncocyte Corp	319,343
15,440	*,e	Oncorus, Inc	197,941
33,751	*	Oncternal Therapeutics, Inc	131,629
309,914	*,e	Opko Health, Inc	1,066,104
20,186	*	Oramed Pharmaceuticals, Inc	286,439
27,233	*	Organogenesis Holdings Inc	417,754
196,186	*	Organon & Co	5,691,356
23,965	*	ORIC Pharmaceuticals, Inc	399,017
75,101	*,e	Outlook Therapeutics, Inc	169,728
4,552	*,e	Oyster Point Pharma, Inc	64,866
148,680	*	Pacific Biosciences of California, Inc	4,780,062
33,811	*	Pacira BioSciences Inc	1,993,158
33,108	*	Paratek Pharmaceuticals, Inc	172,162
28,540	*	Passage Bio, Inc	336,772
86,408		PerkinElmer, Inc	15,746,130
103,254		Perrigo Co plc	4,959,290
26,969	*	Personalis, Inc	566,079
25,003	*,†	Pfenex, Inc	18,752
4,311,419		Pfizer, Inc	184,571,847
15,279	*	Phathom Pharmaceuticals, Inc	490,456
15,634		Phibro Animal Health Corp	370,057
18,166	*,e	Pliant Therapeutics, Inc	366,953
19,770	*	PMV Pharmaceuticals, Inc	672,378
22,651	*	Poseida Therapeutics, Inc	183,700
121,826	*	PPD, Inc	5,618,615
150

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

18,388	*	Praxis Precision Medicines, Inc	$286,853
72,804	*,e	Precigen, Inc	399,694
36,010	*	Precision BioSciences Inc	355,059
6,665	*,e	Prelude Therapeutics, Inc	213,547
40,272	*	Prestige Consumer Healthcare, Inc.	2,116,294
72,597	*,†	Progenics Pharmaceuticals, Inc	0
8,373	*	Prometheus Biosciences, Inc	175,582
31,282	*	Protagonist Therapeutics, Inc	1,546,269
26,368	*	Prothena Corp plc	1,321,037
42,697	*,e	Provention Bio, Inc	259,171
52,242	*	PTC Therapeutics, Inc	2,002,436
18,940	*	Puma Biotechnology, Inc	142,429
176,343	*	QIAGEN NV	9,309,147
23,244	*	Quanterix Corp	1,235,419
40,547	*	Radius Health, Inc	613,476
8,345	*	Rain Therapeutics, Inc	138,944
13,284	*,e	RAPT Therapeutics, Inc	407,420
20,751	*	Reata Pharmaceuticals, Inc	2,600,308
15,847	*	Recursion Pharmaceuticals, Inc	480,956
77,263	*	Regeneron Pharmaceuticals, Inc	44,396,092
28,339	*	REGENXBIO, Inc	915,916
44,280	*	Relay Therapeutics, Inc	1,436,443
11,093	*	Relmada Therapeutics, Inc	288,418
41,971	*	Repligen Corp	10,312,275
20,307	*	Replimune Group, Inc	664,648
53,146	*	Revance Therapeutics, Inc	1,545,486
44,805	*	REVOLUTION Medicines, Inc	1,283,215
32,096	*	Rhythm Pharmaceuticals, Inc	554,940
130,007	*	Rigel Pharmaceuticals, Inc	520,028
29,922	*	Rocket Pharmaceuticals, Inc	1,071,806
251,867		Royalty Pharma plc	9,621,319
33,872	*	Rubius Therapeutics, Inc	727,909
40,249	*	Sage Therapeutics, Inc	1,760,089
20,645	*,e	Sana Biotechnology, Inc	336,307
90,778	*	Sangamo Therapeutics Inc	869,653
57,754	*	Sarepta Therapeutics, Inc	3,914,566
19,771	*,e	Scholar Rock Holding Corp	617,844
102,908	*	Seagen, Inc	15,785,058
91,963	*	Seelos Therapeutics, Inc	206,917
11,173	*,e	Seer, Inc	356,866
87,952	*	Selecta Biosciences, Inc	304,314
52,476	*	Seres Therapeutics, Inc	372,580
129,134	*	Sesen Bio, Inc	481,670
20,073	*,e	Shattuck Labs, Inc	442,409
48,122	*	SIGA Technologies, Inc	306,537
9,796	*,e	Silverback Therapeutics, Inc	296,623
49,251	*	Solid Biosciences, Inc	137,410
206,151	*,e	Sorrento Therapeutics, Inc	1,692,500
59,693	*	Sotera Health Co	1,414,724
116,328	*	Spectrum Pharmaceuticals, Inc	374,576
21,174	*,e	Spero Therapeutics, Inc	282,461
22,026	*	SpringWorks Therapeutics, Inc	1,887,628
17,150	*	SQZ Biotechnologies Co	207,515
151

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

14,271	*	Stoke Therapeutics, Inc	$408,579
35,959	*	Supernus Pharmaceuticals, Inc	946,800
26,043	*,e	Surface Oncology, Inc	156,518
32,745	*	Sutro Biopharma, Inc	557,647
33,941	*	Syndax Pharmaceuticals, Inc	494,860
77,367	*	Syneos Health, Inc	6,937,499
51,303	*,e	Syros Pharmaceuticals, Inc	237,020
9,147	*	Talaris Therapeutics, Inc	126,320
8,236	*	Tarsus Pharmaceuticals, Inc	185,887
16,785	*,e	Taysha Gene Therapies, Inc	290,213
22,671	*	TCR2 Therapeutics Inc	282,027
96,764	*	TG Therapeutics, Inc	3,385,772
313,100	*,e	TherapeuticsMD, Inc	313,100
39,475	*	Theravance Biopharma, Inc	512,385
303,111		Thermo Fisher Scientific, Inc	163,682,971
247,260	*,e	Tonix Pharmaceuticals Holding Corp	177,038
52,166	*	Translate Bio, Inc	1,441,868
45,002	*	Travere Therapeutics, Inc	618,778
123,515	*,e	Trevena, Inc	164,275
73,839	*,e	Trillium Therapeutics, Inc	482,169
34,787	*	Turning Point Therapeutics Inc	2,220,106
36,382	*	Twist Bioscience Corp	4,476,805
49,399	*	Ultragenyx Pharmaceutical, Inc	3,943,522
33,538	*	United Therapeutics Corp	6,101,568
13,634	*,e	UroGen Pharma Ltd	211,327
43,796	*	Vanda Pharmaceuticals, Inc	714,313
103,601	*,e	Vaxart Inc	744,891
30,025	*,e	Vaxcyte, Inc	650,942
154,475	*,e	VBI Vaccines, Inc	460,336
51,135	*	Veracyte, Inc	2,278,576
130,303	*	Verastem, Inc	420,879
35,482	*	Vericel Corp	1,878,417
12,463	*,e	Verrica Pharmaceuticals, Inc	133,354
199,564	*	Vertex Pharmaceuticals, Inc	40,228,111
932,451		Viatris, Inc	13,119,586
58,971	*,e	Viking Therapeutics, Inc	362,672
6,562	*,e	Vincerx Pharma, Inc	86,947
46,247	*	Vir Biotechnology, Inc	1,648,706
35,406	*	Viracta Therapeutics, Inc	372,471
144,499	*	VistaGen Therapeutics, Inc	384,367
8,814	*	Vor BioPharma, Inc	110,351
46,853	*	Waters Corp	18,263,768
37,055	*	WaVe Life Sciences Ltd	204,173
7,962	*	Werewolf Therapeutics, Inc	138,698
14,325	e	XBiotech, Inc	232,065
43,711	*	Xencor, Inc	1,345,425
26,589	*	Y-mAbs Therapeutics, Inc	880,096
25,157	*	Zentalis Pharmaceuticals, Inc	1,338,604
168,530	*,e	ZIOPHARM Oncology, Inc	382,563
366,882		Zoetis, Inc	74,366,981
43,843	*	Zogenix, Inc	710,695
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,538,722,336
152

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.4%
70,210		Acadia Realty Trust	$1,502,494
50,990		Agree Realty Corp	3,831,898
59,342		Alexander & Baldwin, Inc	1,188,027
2,066		Alexander’s, Inc	576,083
112,685		Alexandria Real Estate Equities, Inc	22,687,998
38,198		American Assets Trust, Inc	1,410,652
104,739		American Campus Communities, Inc	5,269,419
77,596		American Finance Trust, Inc	657,238
214,982		American Homes 4 Rent	9,029,244
348,531		American Tower Corp	98,564,567
193,928		Americold Realty Trust	7,534,103
118,967		Apartment Income REIT Corp	6,262,423
113,991		Apartment Investment and Management Co	793,377
165,195		Apple Hospitality REIT, Inc	2,469,665
38,539		Armada Hoffler Properties, Inc	501,007
20,893	*	Ashford Hospitality Trust, Inc	338,467
107,330		AvalonBay Communities, Inc	24,452,994
120,272		Boston Properties, Inc	14,117,527
33,815	*	BraeMar Hotels & Resorts, Inc	172,456
132,051		Brandywine Realty Trust	1,843,432
227,388		Brixmor Property Group, Inc	5,234,472
107,615		Broadstone Net Lease, Inc	2,800,142
16,295		Brt Realty Trust	286,303
72,451		Camden Property Trust	10,823,455
70,706		CareTrust REIT, Inc	1,705,429
37,030		CatchMark Timber Trust, Inc	432,881
257,441	*	CBRE Group, Inc	24,832,759
11,003		Centerspace	990,270
44,654	*	Chatham Lodging Trust	548,351
47,291		City Office REIT, Inc	608,635
8,392		Clipper Realty, Inc	69,821
86,746		Columbia Property Trust, Inc	1,446,056
17,150		Community Healthcare Trust, Inc	854,584
34,901	*	CorePoint Lodging, Inc	469,069
32,607		Coresite Realty	4,506,613
86,545		Corporate Office Properties Trust	2,547,885
113,835		Cousins Properties, Inc	4,521,526
332,589		Crown Castle International Corp	64,219,610
4,506		CTO Realty Growth, Inc	253,192
154,494		CubeSmart	7,672,172
93,315	*	Cushman & Wakefield plc	1,742,191
94,374		CyrusOne, Inc	6,726,035
162,943	*	DiamondRock Hospitality Co	1,402,939
216,541		Digital Realty Trust, Inc	33,381,961
356,632	*	DigitalBridge Group, Inc	2,482,159
177,635		Diversified Healthcare Trust	692,777
127,377		Douglas Emmett, Inc	4,254,392
288,361		Duke Realty Corp	14,671,808
60,564		Easterly Government Properties, Inc	1,374,803
30,459		EastGroup Properties, Inc	5,367,485
105,979		Empire State Realty Trust, Inc	1,211,340
59,559		EPR Properties	2,995,818
68,999		Equinix, Inc	56,607,470
153

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

84,970		Equity Commonwealth	$2,233,861
133,597		Equity Lifestyle Properties, Inc	11,195,429
283,693		Equity Residential	23,867,092
88,596		Essential Properties Realty Trust, Inc	2,640,161
49,888		Essex Property Trust, Inc	16,368,253
46,778	*	eXp World Holdings Inc	1,680,266
101,074		Extra Space Storage, Inc	17,601,026
21,817		Farmland Partners, Inc	274,894
5,366	*,e	Fathom Holdings, Inc	135,760
59,142		Federal Realty Investment Trust	6,950,959
98,137		First Industrial Realty Trust, Inc	5,375,945
13,051	*	Forestar Group, Inc	267,154
59,330		Four Corners Property Trust, Inc	1,703,364
85,813		Franklin Street Properties Corp	447,944
6,315	*	FRP Holdings, Inc	379,721
169,877		Gaming and Leisure Properties, Inc	8,041,977
88,864		Geo Group, Inc	614,939
27,040		Getty Realty Corp	854,194
28,971		Gladstone Commercial Corp	671,548
18,993		Gladstone Land Corp	442,917
37,137		Global Medical REIT, Inc	577,852
65,749		Global Net Lease, Inc	1,214,384
103,431		Healthcare Realty Trust, Inc	3,297,380
164,149		Healthcare Trust of America, Inc	4,693,020
412,039		Healthpeak Properties Inc	15,233,082
41,958	*	Hersha Hospitality Trust	394,825
79,284		Highwoods Properties, Inc	3,781,054
534,349	*	Host Hotels and Resorts, Inc	8,512,180
31,641	*	Howard Hughes Corp	2,933,437
115,833		Hudson Pacific Properties	3,157,608
74,013		Independence Realty Trust, Inc	1,426,971
3,478		Indus Realty Trust, Inc	234,939
53,373		Industrial Logistics Properties Trust	1,446,408
17,969		Innovative Industrial Properties, Inc	3,863,155
437,470		Invitation Homes, Inc	17,796,280
221,705		Iron Mountain, Inc	9,701,811
58,158		iStar Inc	1,409,168
95,575		JBG SMITH Properties	3,118,612
39,742	*	Jones Lang LaSalle, Inc	8,845,377
87,992		Kennedy-Wilson Holdings, Inc	1,776,558
88,635		Kilroy Realty Corp	6,139,746
317,669		Kimco Realty Corp	6,775,880
62,094		Kite Realty Group Trust	1,251,815
66,087		Lamar Advertising Co	7,044,874
207,913		Lexington Realty Trust	2,734,056
58,270		Life Storage, Inc	6,838,567
33,190		LTC Properties, Inc	1,256,242
149,132		Macerich Co	2,430,852
66,085	*	Mack-Cali Realty Corp	1,189,530
17,844	*	Marcus & Millichap, Inc	710,013
439,533		Medical Properties Trust, Inc	9,243,379
87,392		Mid-America Apartment Communities, Inc	16,875,395
80,998		Monmouth Real Estate Investment Corp (Class A)	1,542,202
33,962		National Health Investors, Inc	2,317,227
154

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

132,973		National Retail Properties, Inc	$6,498,391
53,227		National Storage Affiliates Trust	2,883,307
29,806		NETSTREIT Corp	773,466
85,509		New Senior Investment Group, Inc	788,393
116,047		Newmark Group, Inc	1,494,685
16,294		NexPoint Residential Trust, Inc	960,531
38,398		Office Properties Income Trust	1,112,774
180,008		Omega Healthcare Investors, Inc	6,530,690
12,863		One Liberty Properties, Inc	393,479
263,783	*,e	Opendoor Technologies, Inc	3,909,264
109,833	*	Outfront Media, Inc	2,623,910
157,554		Paramount Group, Inc	1,537,727
185,936	*	Park Hotels & Resorts, Inc	3,439,816
104,427		Pebblebrook Hotel Trust	2,348,563
154,198		Physicians Realty Trust	2,922,052
91,402		Piedmont Office Realty Trust, Inc	1,738,466
18,903		Plymouth Industrial REIT, Inc	436,281
15,840		Postal Realty Trust, Inc	304,445
51,676		PotlatchDeltic Corp	2,684,051
31,765		Preferred Apartment Communities, Inc	334,803
568,928		Prologis, Inc	72,845,541
15,702		PS Business Parks, Inc	2,412,926
116,562		Public Storage, Inc	36,423,294
51,768		QTS Realty Trust, Inc	4,022,891
10,421	*	Rafael Holdings, Inc	527,407
105,207		Rayonier, Inc	3,967,356
11,250		Re/Max Holdings, Inc	385,875
86,795	*	Realogy Holdings Corp	1,538,007
286,149		Realty Income Corp	20,113,413
77,248	*	Redfin Corp	4,524,415
130,023		Regency Centers Corp	8,504,804
97,039		Retail Opportunities Investment Corp	1,714,679
161,748		Retail Properties of America, Inc	2,039,642
11,545		Retail Value, Inc	282,160
102,307		Rexford Industrial Realty, Inc	6,293,927
124,379		RLJ Lodging Trust	1,784,839
12,116		RMR Group, Inc	475,432
63,234		RPT Realty	805,601
40,898	*	Ryman Hospitality Properties	3,136,877
162,473		Sabra Healthcare REIT, Inc	3,020,373
14,934		Safehold, Inc	1,348,839
10,022		Saul Centers, Inc	457,003
83,605		SBA Communications Corp	28,508,469
27,860	*	Seritage Growth Properties	442,138
126,749		Service Properties Trust	1,410,716
251,362		Simon Property Group, Inc	31,802,320
128,685		SITE Centers Corp	2,040,944
53,375		SL Green Realty Corp	3,974,303
87,330		Spirit Realty Capital, Inc	4,385,713
26,201		St. Joe Co	1,186,119
121,740		STAG Industrial, Inc	5,030,297
186,206		STORE Capital Corp	6,738,795
96,563	*	Summit Hotel Properties, Inc	870,033
155

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

85,153		Sun Communities, Inc	$16,699,355
164,654	*	Sunstone Hotel Investors, Inc	1,900,107
77,041		Tanger Factory Outlet Centers, Inc	1,322,794
24,087	*	Tejon Ranch Co	439,106
53,103		Terreno Realty Corp	3,630,121
226,720		UDR, Inc	12,467,333
30,053		UMH Properties, Inc	699,634
146,781		Uniti Group, Inc	1,718,806
10,411		Universal Health Realty Income Trust	622,057
86,312		Urban Edge Properties	1,639,928
26,203		Urstadt Biddle Properties, Inc (Class A)	499,691
288,341		Ventas, Inc	17,237,025
174,066		VEREIT, Inc	8,524,012
413,853		VICI Properties, Inc	12,908,075
134,110		Vornado Realty Trust	5,833,785
63,470		Washington REIT	1,541,686
89,405		Weingarten Realty Investors	2,877,947
321,761		Welltower, Inc	27,948,160
576,412		Weyerhaeuser Co	19,442,377
39,696		Whitestone REIT	351,310
134,664		WP Carey, Inc	10,866,038
84,639	*	Xenia Hotels & Resorts, Inc	1,496,418
		TOTAL REAL ESTATE	1,189,844,764

RETAILING - 6.4%
20,109	*	1-800-FLOWERS.COM, Inc (Class A)	613,325
25,901		Aaron’s Co, Inc	747,762
46,282	*	Abercrombie & Fitch Co (Class A)	1,749,922
48,190	*	Academy Sports & Outdoors, Inc	1,785,440
50,077		Advance Auto Parts, Inc	10,619,329
334,996	*	Amazon.com, Inc	1,114,729,340
117,434	e	American Eagle Outfitters, Inc	4,047,950
4,579	*	America’s Car-Mart, Inc	728,061
14,914	*	Arko Corp	123,786
15,443	*	Asbury Automotive Group, Inc	3,172,919
38,700	*	Autonation, Inc	4,695,471
16,950	*	AutoZone, Inc	27,519,512
29,140	*	Barnes & Noble Education, Inc	243,319
82,856	*	Bed Bath & Beyond, Inc	2,364,710
192,406		Best Buy Co, Inc	21,616,814
15,701	e	Big 5 Sporting Goods Corp	344,166
26,843		Big Lots, Inc	1,546,425
27,562	*,e	Blink Charging Co	951,716
22,700	*	Boot Barn Holdings, Inc	1,961,734
22,611		Buckle, Inc	951,471
51,131	*	Burlington Stores, Inc	17,118,659
27,887		Caleres, Inc	689,924
32,208	e	Camping World Holdings, Inc	1,267,707
28,942	*,e	CarLotz, Inc	128,503
125,381	*	CarMax, Inc	16,794,785
35,828	*	CarParts.com, Inc	630,931
59,395	*	Carvana Co	20,049,376
14,980		Cato Corp (Class A)	247,170
91,011	*	Chico’s FAS, Inc	562,448

156

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

10,977	*	Children’s Place, Inc	$925,690
6,729	*	Citi Trends, Inc	536,638
13,464	*	Conn’s, Inc	299,439
24,197	*	Container Store Group, Inc	254,552
36,270		Core-Mark Holding Co, Inc	1,561,061
42,569	*	Designer Brands, Inc	620,230
47,886		Dick’s Sporting Goods, Inc	4,986,848
4,739		Dillard’s, Inc (Class A)	868,517
184,156		Dollar General Corp	42,842,052
178,040	*	Dollar Tree, Inc	17,766,612
64,742	*	DoorDash, Inc	11,283,883
9,258	*	Duluth Holdings, Inc	138,592
525,273		eBay, Inc	35,828,871
97,516	*	Etsy, Inc	17,895,161
42,175	*	Five Below, Inc	8,199,664
77,921	*	Floor & Decor Holdings, Inc	9,507,141
68,071		Foot Locker, Inc	3,884,131
21,367		Franchise Group, Inc	725,623
16,819	*	Funko, Inc	313,843
45,603	*	GameStop Corp (Class A)	7,347,555
155,253		Gap, Inc	4,528,730
11,048	*	Genesco, Inc	634,708
108,436		Genuine Parts Co	13,762,697
34,274	*,e	Greenlane Holdings Inc	122,015
13,357		Group 1 Automotive, Inc	2,320,645
18,048	*	Groupon, Inc	656,406
40,788	*	GrowGeneration Corp	1,658,848
28,620		Guess?, Inc	638,798
12,488	e	Haverty Furniture Cos, Inc	449,443
12,350		Hibbett Sports, Inc	1,094,951
830,088		Home Depot, Inc	272,426,581
8,709		JOANN, Inc	134,641
10,575	*,e	Kirkland’s, Inc	205,790
118,929		Kohl’s Corp	6,041,593
181,538		L Brands, Inc	14,535,748
11,048	*	Lands’ End, Inc	423,470
5,555	*,e	Lazydays Holdings, Inc	115,933
82,767	*	Leslie’s, Inc	2,015,376
21,175	*	Liquidity Services, Inc	420,112
22,161		Lithia Motors, Inc (Class A)	8,359,572
214,503	*	LKQ Corp	10,886,027
553,639		Lowe’s Companies, Inc	106,680,699
23,238	*	Lumber Liquidators, Inc	443,381
247,470	*	Macy’s, Inc	4,206,990
15,369	*	MarineMax, Inc	826,699
25,760		Monro Muffler, Inc	1,494,080
18,977		Murphy USA, Inc	2,799,297
62,250	*	National Vision Holdings, Inc	3,360,255
88,988	*	Nordstrom, Inc	2,945,503
36,954	*	ODP Corp	1,749,033
50,189	*	Ollie’s Bargain Outlet Holdings, Inc	4,672,596
7,760		OneWater Marine, Inc	364,565
53,195	*	O’Reilly Automotive, Inc	32,121,269
157

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

33,221	*	Overstock.com, Inc	$2,313,510
83,392	*	Party City Holdco, Inc	712,168
24,321		Penske Auto Group, Inc	2,154,841
56,555	*	Petco Health & Wellness Co, Inc	1,166,730
15,878	e	PetMed Express, Inc	498,410
30,024		Pool Corp	14,346,068
11,934	*	Porch Group, Inc	221,137
61,858	*	Quotient Technology, Inc	671,778
282,750		Qurate Retail Group, Inc QVC Group	3,353,415
59,267	*	RealReal, Inc	978,498
49,806		Rent-A-Center, Inc	2,849,899
27,156	*	Revolve Group, Inc	1,890,329
13,225	*	RH	8,782,458
270,000		Ross Stores, Inc	33,126,300
85,693	*	Sally Beauty Holdings, Inc	1,621,312
46,936	*,e	Shift Technologies, Inc	396,609
16,942		Shoe Carnival, Inc	570,945
17,717		Shutterstock, Inc	1,922,117
39,958		Signet Jewelers Ltd	2,570,898
18,059	*	Sleep Number Corp	1,791,633
18,582	e	Sonic Automotive, Inc (Class A)	1,013,648
37,818	*	Sportsman’s Warehouse Holdings, Inc	668,244
13,558	*	Stamps.com, Inc	4,430,212
47,187	*	Stitch Fix Inc	2,544,323
383,671		Target Corp	100,157,315
17,146		Tilly’s, Inc	254,275
930,985		TJX Companies, Inc	64,061,078
88,379		Tractor Supply Co	15,990,412
9,582	*	TravelCenters of America, Inc	277,111
41,349	*	Ulta Beauty, Inc	13,884,994
50,871	*	Urban Outfitters, Inc	1,891,384
87,570	*,e	Vroom, Inc	3,243,593
58,052	*,e	Wayfair, Inc	14,011,431
57,633		Williams-Sonoma, Inc	8,742,926
3,307		Winmark Corp	697,182
17,633	*	Zumiez, Inc	769,680
		TOTAL RETAILING	2,241,462,092

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
933,871	*	Advanced Micro Devices, Inc	99,167,762
40,527	*	Allegro MicroSystems, Inc	1,110,845
16,124	*	Alpha & Omega Semiconductor Ltd	419,063
26,230	*	Ambarella, Inc	2,583,393
79,493		Amkor Technology, Inc	1,958,708
284,234		Analog Devices, Inc	47,586,456
706,855		Applied Materials, Inc	98,910,220
16,289	*,e	Atomera, Inc	287,501
24,848	*	Axcelis Technologies, Inc	957,890
30,647	*	AXT, Inc	312,599
308,109		Broadcom, Inc	149,556,109
55,818		Brooks Automation, Inc	4,968,360
17,599	*	Ceva, Inc	873,614
45,716	*	Cirrus Logic, Inc	3,775,684
22,323		CMC Materials, Inc	3,228,799

158

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

36,109	*	Cohu, Inc	$1,278,620
88,952	*	Cree, Inc	8,251,188
33,430	*	Diodes, Inc	2,741,260
25,286	*	DSP Group, Inc	405,840
101,744	*	Enphase Energy, Inc	19,290,662
103,815		Entegris, Inc	12,524,242
81,574	*	First Solar, Inc	7,018,627
60,730	*	Formfactor, Inc	2,262,800
21,380	*	Ichor Holdings Ltd	1,102,567
13,316	*	Impinj, Inc	612,536
3,120,231		Intel Corp	167,618,809
118,440		KLA Corp	41,236,070
71,387	*,e	Kopin Corp	481,148
47,137		Kulicke & Soffa Industries, Inc	2,562,367
109,984		Lam Research Corp	70,104,901
103,532	*	Lattice Semiconductor Corp	5,875,441
37,339	*	MACOM Technology Solutions Holdings, Inc	2,304,563
622,398		Marvell Technology, Inc	37,661,303
206,189	*	Maxim Integrated Products, Inc	20,600,343
52,887	*	MaxLinear, Inc	2,550,740
192,736		Microchip Technology, Inc	27,584,376
864,737	*	Micron Technology, Inc	67,086,296
42,700		MKS Instruments, Inc	6,679,988
34,555		Monolithic Power Systems, Inc	15,524,179
37,371	*	Nanometrics, Inc	2,618,960
44,347	*	NeoPhotonics Corp Ltd	430,166
4,170		NVE Corp	313,042
1,847,576		NVIDIA Corp	360,258,844
212,766		NXP Semiconductors NV	43,912,775
326,613	*	ON Semiconductor Corp	12,757,504
22,434	*	PDF Solutions, Inc	419,740
51,560	*	Photronics, Inc	689,357
45,770		Power Integrations, Inc	4,439,232
86,919	*	Qorvo, Inc	16,478,973
870,710		QUALCOMM, Inc	130,432,358
84,439	*	Rambus, Inc	1,997,827
51,010	*	Semtech Corp	3,158,029
33,906	*	Silicon Laboratories, Inc	5,051,655
9,690	*	SiTime Corp	1,314,352
3,881	*	SkyWater Technology, Inc	66,986
126,909		Skyworks Solutions, Inc	23,415,980
12,947	*	SMART Global Holdings, Inc	606,438
60,658	*,e	SunPower Corp	1,502,499
26,878	*	Synaptics, Inc	4,083,306
128,165		Teradyne, Inc	16,276,955
713,123		Texas Instruments, Inc	135,935,506
32,932	*	Ultra Clean Holdings	1,778,657
33,791		Universal Display Corp	7,923,652
47,394	*	Veeco Instruments, Inc	1,099,541
189,813		Xilinx, Inc	28,441,580
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,744,459,783
159

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 15.0%
80,969	*	8x8, Inc	$2,069,568
41,224	*	A10 Networks, Inc	526,430
490,900		Accenture plc	155,949,112
88,969	*	ACI Worldwide, Inc	3,051,637
368,498	*	Adobe, Inc	229,069,412
16,639	*	Agilysys, Inc	924,463
123,472	*	Akamai Technologies, Inc	14,806,762
36,815	*	Alarm.com Holdings, Inc	3,063,744
5,869	*	Alkami Technology, Inc	183,641
38,126		Alliance Data Systems Corp	3,555,249
34,070	*	Altair Engineering, Inc	2,376,723
44,748	*	Alteryx, Inc	3,463,495
98,742		Amdocs Ltd	7,613,996
27,834		American Software, Inc (Class A)	612,348
107,919	*	Anaplan, Inc	6,172,967
67,026	*	Ansys, Inc	24,696,400
14,183	*	Appfolio, Inc	2,008,313
30,205	*,e	Appian Corp	3,516,768
55,892	*	Asana, Inc	3,971,686
52,231	*	Aspen Technology, Inc	7,639,306
101,907	*	Atlassian Corp plc	33,132,004
169,941	*	Autodesk, Inc	54,573,153
328,303		Automatic Data Processing, Inc	68,822,158
65,305	*	Avalara, Inc	10,917,037
66,174	*	Avaya Holdings Corp	1,602,734
25,395	*	Benefitfocus, Inc	334,198
104,518	e	Bentley Systems, Inc	6,355,740
38,183	*	BigCommerce Holdings, Inc	2,472,731
57,832	*	Bill.Com Holdings, Inc	11,960,814
118,237	*	Black Knight, Inc	9,791,206
36,670	*	Blackbaud, Inc	2,615,671
40,770	*	Blackline, Inc	4,663,680
34,305	*	Bottomline Technologies, Inc	1,384,550
110,923	*	Box, Inc	2,653,278
27,196	*	Brightcove, Inc	311,938
89,123		Broadridge Financial Solutions, Inc	15,461,949
35,622	*,e	BTRS Holdings, Inc	417,134
13,983	*,e	C3.ai, Inc	704,044
211,876	*	Cadence Design Systems, Inc	31,283,491
44,004	*	Cantaloupe, Inc	455,001
11,050		Cass Information Systems, Inc	487,194
93,197		CDK Global, Inc	4,472,524
28,638	*	Cerence Inc	3,078,871
99,444	*	Ceridian HCM Holding, Inc	9,785,290
21,983	*	ChannelAdvisor Corp	511,984
95,368		Citrix Systems, Inc	9,608,326
24,736	*,e	Cleanspark, Inc	333,936
174,651	*	Cloudera, Inc	2,771,711
193,586	*	Cloudflare, Inc	22,965,107
405,808		Cognizant Technology Solutions Corp (Class A)	29,839,062
32,454	*	Commvault Systems, Inc	2,453,198
32,607	*	Concentrix Corp	5,338,744
136,953	*	Conduent, Inc	918,955
48,037	*	Cornerstone OnDemand, Inc	2,302,894
160

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

56,522	*	Coupa Software, Inc	$12,265,274
123,696	*	Crowdstrike Holdings, Inc	31,370,543
27,043		CSG Systems International, Inc	1,226,670
174,648	*	Datadog, Inc	19,333,534
20,090	*,e	Datto Holding Corp	524,148
10,173	*,e	Digimarc Corp	291,965
66,325	*	Digital Turbine, Inc	4,175,159
9,840	*	DigitalOcean Holdings, Inc	506,760
146,914	*	DocuSign, Inc	43,786,249
48,996		Dolby Laboratories, Inc (Class A)	4,757,512
20,918	*	Domo, Inc	1,847,687
11,721	*	DoubleVerify Holdings, Inc	405,547
234,233	*	Dropbox, Inc	7,375,997
56,515	*	Duck Creek Technologies, Inc	2,482,704
194,708	*	DXC Technology Co	7,784,426
142,206	*	Dynatrace, Inc	9,082,697
31,864	*	E2open Parent Holdings, Inc	320,233
20,502		Ebix, Inc	619,570
17,054	*	eGain Corp	199,020
52,638	*	Elastic NV	7,793,582
40,748	*	Envestnet, Inc	3,065,472
41,482	*	EPAM Systems, Inc	23,221,624
39,210	*	Euronet Worldwide, Inc	5,599,972
28,541	*	Everbridge, Inc	4,030,560
47,756		EVERTEC, Inc	2,086,937
35,495	*	Evo Payments, Inc	1,036,454
26,004	*	ExlService Holdings, Inc	2,944,173
21,333	*	Fair Isaac Corp	11,176,572
80,400	*,e	Fastly, Inc	3,864,828
478,044		Fidelity National Information Services, Inc	71,252,458
178,699	*	FireEye, Inc	3,609,720
461,107	*	Fiserv, Inc	53,078,027
51,494	*	Five9, Inc	10,365,227
62,655	*	FleetCor Technologies, Inc	16,178,774
103,260	*	Fortinet, Inc	28,111,502
64,534	*	Gartner, Inc	17,084,086
139,432		Genpact Ltd	6,945,108
225,940		Global Payments, Inc	43,699,055
30,079	*	Globant S.A.	7,193,694
129,002	*	GoDaddy, Inc	10,816,818
12,478	*,e	GreenBox POS	110,181
49,129	*	GreenSky, Inc	322,778
21,069	*	Grid Dynamics Holdings, Inc	443,502
1,410	*	GTY Technology Holdings Inc	9,757
65,645	*	Guidewire Software, Inc	7,562,304
19,483		Hackett Group, Inc	349,135
34,328	*	HubSpot, Inc	20,460,175
15,281	*	I3 Verticals, Inc	487,770
308,632	*,e	Ideanomics Inc	731,458
8,699	*,e	Intelligent Systems Corp	293,939
25,045		InterDigital, Inc	1,650,215
689,785		International Business Machines Corp	97,232,094
24,509	*	International Money Express Inc	396,801
161

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

196,954		Intuit, Inc	$104,379,711
32,766	*	j2 Global, Inc	4,628,853
56,766		Jack Henry & Associates, Inc	9,882,393
41,788	*	Jamf Holding Corp	1,371,064
38,949	*,e	JFrog Ltd	1,706,745
94,577	*	Limelight Networks, Inc	265,761
48,836	*	Liveperson, Inc	3,110,365
50,165	*	LiveRamp Holdings, Inc	2,007,102
48,445	*	Manhattan Associates, Inc	7,733,275
72,060	*,e	Marathon Digital Holdings, Inc	1,991,018
675,412		Mastercard, Inc (Class A)	260,668,507
47,340		MAXIMUS, Inc	4,213,260
35,292		McAfee Corp	955,354
78,648	*	Medallia, Inc	2,663,808
5,815,268		Microsoft Corp	1,656,828,006
5,925	*,e	MicroStrategy, Inc (Class A)	3,709,109
44,613	*	Mimecast Ltd	2,478,252
32,077	*	Mitek Systems, Inc	709,222
26,865	*	Model N, Inc	869,620
61,031	*	MoneyGram International, Inc	631,061
40,800	*	MongoDB, Inc	14,643,936
26,182	*	N-Able, Inc	361,312
35,936	*	nCino, Inc	2,284,452
41,560	*	New Relic, Inc	2,870,965
423,351		NortonLifelock, Inc	10,507,572
219,609	*	Nuance Communications, Inc	12,056,534
150,888	*	Nutanix, Inc	5,434,986
95,714	*	Okta, Inc	23,716,972
6,639	*,e	ON24, Inc	242,456
26,135	*	OneSpan, Inc	644,750
1,344,008		Oracle Corp	117,116,857
60,897	*	Pagerduty, Inc	2,471,809
1,251,577	*	Palantir Technologies, Inc	27,171,737
73,332	*	Palo Alto Networks, Inc	29,263,135
61,800	*,e	Paya Holdings, Inc	710,082
248,335		Paychex, Inc	28,265,490
39,062	*	Paycom Software, Inc	15,624,800
29,430	*	Paylocity Holding Corp	6,105,548
906,777	*	PayPal Holdings, Inc	249,844,267
234,643	*,e	Paysafe Ltd	2,531,798
31,125		Pegasystems, Inc	3,972,795
24,913	*	Perficient, Inc	2,349,047
37,546	*	Ping Identity Holding Corp	828,640
36,290		Progress Software Corp	1,654,461
43,548	*	Proofpoint, Inc	7,606,094
31,004	*	PROS Holdings, Inc	1,346,194
81,361	*	PTC, Inc	11,020,347
41,416	*	Q2 Holdings, Inc	4,278,687
11,688		QAD, Inc (Class A)	1,013,934
25,896	*	Qualys, Inc	2,629,998
40,695	*	Rackspace Technology, Inc	722,336
41,390	*	Rapid7, Inc	4,708,112
57,915	*	Repay Holdings Corp	1,442,663
39,817	*	Rimini Street, Inc	346,010
162

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

62,064	*	RingCentral, Inc	$16,587,845
63,645	*,e	Riot Blockchain, Inc	2,097,103
247,088	*	Sabre Corp	2,913,168
69,154	*	SailPoint Technologies Holding, Inc	3,457,008
713,313	*	salesforce.com, Inc	172,571,814
23,490		Sapiens International Corp NV	592,183
6,388	*	SecureWorks Corp	128,143
152,099	*	ServiceNow, Inc	89,417,481
33,189	*	Shift4 Payments, Inc	2,960,127
6,847	*	ShotSpotter, Inc	312,908
92,512	*	Smartsheet, Inc	6,711,746
44,616	*	Smith Micro Software, Inc	252,527
92,011	*	Snowflake, Inc	24,449,163
55,550	*	SolarWinds Corp	624,382
126,073	*	Splunk, Inc	17,899,845
33,371	*	Sprout Social, Inc	2,964,680
27,785	*	SPS Commerce, Inc	3,027,176
301,215	*	Square, Inc	74,478,421
172,721		SS&C Technologies Holdings, Inc	13,539,599
552	*	StarTek, Inc	3,875
170,643	*	StoneCo Ltd	10,040,634
61,561	*	Sumo Logic, Inc	1,271,235
97,569	*	SVMK, Inc	2,048,949
87,420		Switch, Inc	1,806,097
30,989	*	Sykes Enterprises, Inc	1,662,870
116,977	*	Synopsys, Inc	33,688,206
12,684	*	Telos Corp	355,406
68,420	*	Tenable Holdings, Inc	2,928,376
85,859	*	Teradata Corp	4,263,758
330,261	*	Trade Desk, Inc	27,051,678
14,025		TTEC Holdings, Inc	1,465,612
7,649	*,e	Tucows, Inc	594,786
124,887	*	Twilio, Inc	46,656,534
30,960	*	Tyler Technologies, Inc	15,252,134
47,903	*	Unisys Corp	1,070,632
113,374	*	Unity Software, Inc	12,144,623
21,072	*	Upland Software, Inc	758,592
79,876	*	Varonis Systems, Inc	4,888,411
50,197	*	Verint Systems, Inc	2,141,906
75,894	*	VeriSign, Inc	16,421,185
23,450	*	Veritone, Inc	484,946
101,650	*	Verra Mobility Corp	1,556,261
8,329	*,e	Viant Technology, Inc	144,008
48,159	*,e	VirnetX Holding Corp	197,452
1,306,216		Visa, Inc (Class A)	321,838,560
61,860	*,e	VMware, Inc (Class A)	9,510,356
183,282	*	Vonage Holdings Corp	2,613,601
318,046		Western Union Co	7,381,848
34,110	*	WEX, Inc	6,471,690
41,065	*	Wix.com Ltd	12,263,652
142,275	*	Workday, Inc	33,349,260
31,894	*	Workiva, Inc	4,138,884
163

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

78,779		Xperi Holding Corp	$1,636,240
84,797	*	Yext, Inc	1,104,905
90,369	*	Zendesk, Inc	11,795,866
43,838	*	Zix Corp	324,840
164,694	*	Zoom Video Communications, Inc	62,270,801
59,553	*	Zscaler, Inc	14,049,148
76,958	*	Zuora Inc	1,330,604
		TOTAL SOFTWARE & SERVICES	5,222,167,776

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
93,330	*	3D Systems Corp	2,570,308
5,454	*	908 Devices, Inc	170,438
35,686		Adtran, Inc	799,723
29,347		Advanced Energy Industries, Inc	3,044,751
19,109	*,e	Aeva Technologies, Inc	167,395
32,905	*	Akoustis Technologies, Inc	318,520
450,475		Amphenol Corp (Class A)	32,654,933
12,116,297		Apple, Inc	1,767,283,080
46,275	*	Arista Networks, Inc	17,602,547
61,760	*	Arlo Technologies, Inc	377,354
56,586	*	Arrow Electronics, Inc	6,709,402
7,328	*	Aviat Networks, Inc	273,188
27,434	*	Avid Technology, Inc	1,025,757
73,643		Avnet, Inc	3,042,929
22,437		Badger Meter, Inc	2,266,810
33,419		Belden CDT, Inc	1,637,531
28,683		Benchmark Electronics, Inc	757,231
21,606	*	CalAmp Corp	262,081
42,216	*	Calix, Inc	1,974,865
7,538	*	Cambium Networks Corp	332,049
33,928	*	Casa Systems, Inc	254,799
107,667		CDW Corp	19,740,744
119,070	*	Ciena Corp	6,922,730
3,262,049		Cisco Systems, Inc	180,619,653
7,678	*	Clearfield, Inc	334,147
131,536		Cognex Corp	11,892,170
18,988	*	Coherent, Inc	4,669,909
151,613	*	CommScope Holding Co, Inc	3,208,131
18,962		Comtech Telecommunications Corp	473,481
585,916		Corning, Inc	24,526,444
19,947	*,e	Corsair Gaming, Inc	582,253
24,590		CTS Corp	860,404
21,059	*	Daktronics, Inc	128,671
211,613	*	Dell Technologies, Inc	20,446,048
62,918	*	Diebold, Inc	654,976
24,428	*	Digi International, Inc	505,171
12,695	*	DZS, Inc	250,726
31,931	*,e	Eastman Kodak Co	235,651
37,068	*	EchoStar Corp (Class A)	826,616
27,619	*	EMCORE Corp	241,390
10,108	*	ePlus, Inc	934,586
92,854	*	Extreme Networks, Inc	1,022,323
45,548	*	F5 Networks, Inc	9,406,117
29,342	*	Fabrinet	2,773,406

164

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

14,511	*	FARO Technologies, Inc	$1,057,707
67,921	*	Harmonic, Inc	601,101
998,596		Hewlett Packard Enterprise Co	14,479,642
962,531		HP, Inc	27,788,270
15,569	*,e	Identiv, Inc	253,463
79,903	*	II-VI, Inc	5,578,028
134,931	*	Infinera Corp	1,337,166
63,430	*,e	Inseego Corp	551,207
27,194	*	Insight Enterprises, Inc	2,729,734
27,960	*	IPG Photonics Corp	6,099,754
15,183	*	Iteris, Inc	94,590
34,094	*	Itron, Inc	3,362,350
111,762		Jabil Inc	6,654,309
252,332		Juniper Networks, Inc	7,100,622
142,922	*	Keysight Technologies, Inc	23,517,815
14,794	*	Kimball Electronics, Inc	301,650
63,212	*	Knowles Corp	1,266,768
6,399	*	KVH Industries, Inc	72,437
18,313		Littelfuse, Inc	4,871,075
58,266	*	Lumentum Holdings, Inc	4,893,761
23,038	*	Luna Innovations, Inc	284,059
29,619		Methode Electronics, Inc	1,416,677
119,604	*,e	Microvision, Inc	1,646,947
128,030		Motorola Solutions, Inc	28,668,478
9,430	*	Napco Security Technologies, Inc	333,351
102,594		National Instruments Corp	4,525,421
99,167	*	NCR Corp	4,403,015
171,205		NetApp, Inc	13,626,206
24,521	*	Netgear, Inc	839,844
54,736	*	Netscout Systems, Inc	1,574,207
32,078	*	nLight, Inc	1,112,786
27,124	*	Novanta, Inc	3,808,481
12,970	*	OSI Systems, Inc	1,297,649
21,604	*	Ouster, Inc	198,541
17,935	*,e	PAR Technology Corp	1,094,932
9,082		PC Connection, Inc	431,940
25,985	*	Plantronics, Inc	810,472
22,542	*	Plexus Corp	2,035,993
202,553	*	Pure Storage, Inc	3,953,835
42,207	*	Quantum Corp	261,683
58,048	*	Ribbon Communications, Inc	401,112
15,165	*	Rogers Corp	2,890,449
48,189	*	Sanmina Corp	1,851,421
19,807	*	Scansource, Inc	546,475
35,032	*	Super Micro Computer, Inc	1,332,617
32,607		SYNNEX Corp	3,897,841
192,841	*	Trimble Inc	16,487,906
76,878	*	TTM Technologies, Inc	1,075,523
11,009	*	Turtle Beach Corp	340,178
5,193		Ubiquiti, Inc	1,625,928
53,544	*,e	Velodyne Lidar, Inc	428,887
47,632	*	Viasat, Inc	2,364,452
182,020	*	Viavi Solutions, Inc	3,037,914
165

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

96,525		Vishay Intertechnology, Inc	$2,136,098
9,429	*	Vishay Precision Group, Inc	342,556
130,144		Vontier Corp	4,210,158
236,627	*	Western Digital Corp	15,364,191
116,551		Xerox Holdings Corp	2,812,376
41,045	*	Zebra Technologies Corp (Class A)	22,676,542
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,403,540,028

TELECOMMUNICATION SERVICES - 1.2%
8,408	*	Anterix, Inc	490,355
5,509,702		AT&T, Inc	154,547,141
5,840		ATN International, Inc	251,412
17,300	*	Bandwidth Inc	2,243,118
38,930	*	Cincinnati Bell, Inc	597,186
33,327		Cogent Communications Group, Inc	2,586,508
70,859	*	Consolidated Communications Holdings, Inc	544,906
458,237	*,e	Globalstar, Inc	632,367
44,664	*,e	Gogo, Inc	463,166
15,140	*	IDT Corp (Class B)	753,972
93,288	*	Iridium Communications, Inc	3,939,552
27,165	*	Liberty Latin America Ltd (Class A)	370,802
118,887	*	Liberty Latin America Ltd (Class C)	1,644,207
847,847		Lumen Technologies, Inc	10,572,652
22,870	*	Ooma, Inc	424,239
51,661	*	ORBCOMM, Inc	583,253
33,201	*	Radius Global Infrastructure, Inc	508,971
38,595		Shenandoah Telecom Co	2,037,430
75,843		Telephone & Data Systems, Inc	1,695,091
454,663	*	T-Mobile US, Inc	65,480,565
10,626	*	US Cellular Corp	386,361
3,197,725		Verizon Communications, Inc	178,369,101
		TOTAL TELECOMMUNICATION SERVICES	429,122,355

TRANSPORTATION - 1.9%
44,939	*	Air Transport Services Group, Inc	1,087,524
93,675	*	Alaska Air Group, Inc	5,435,960
11,636	*	Allegiant Travel Co	2,212,236
6,906		Amerco, Inc	4,060,452
491,562	*	American Airlines Group, Inc	10,018,034
19,944		ArcBest Corp	1,178,890
21,565	*	Atlas Air Worldwide Holdings, Inc	1,444,208
38,610	*	Avis Budget Group, Inc	3,195,750
101,644		CH Robinson Worldwide, Inc	9,063,595
24,804	*	Copa Holdings S.A. (Class A)	1,758,852
36,395		Costamare, Inc	394,522
15,394	*	Covenant Transportation Group, Inc	323,428
1,744,947		CSX Corp	56,396,687
35,358	*,e	Daseke, Inc	244,324
490,796	*	Delta Air Lines, Inc	19,582,760
7,694	*,e	Eagle Bulk Shipping, Inc	320,840
20,259	*	Echo Global Logistics, Inc	626,611
129,709		Expeditors International of Washington, Inc	16,635,179
189,045		FedEx Corp	52,923,148
20,532		Forward Air Corp	1,815,850

166

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

26,908	*	Frontier Group Holdings, Inc	$396,624
25,255		Genco Shipping & Trading Ltd	443,225
45,051	*	Hawaiian Holdings, Inc	888,856
38,745		Heartland Express, Inc	659,827
25,530	*	Hub Group, Inc (Class A)	1,692,128
13,219	*	HyreCar, Inc	231,068
64,684		JB Hunt Transport Services, Inc	10,896,020
241,087	*	JetBlue Airways Corp	3,565,677
69,551		Kansas City Southern	18,625,758
45,468	*	Kirby Corp	2,633,052
123,332		Knight-Swift Transportation Holdings, Inc	6,128,367
29,091		Landstar System, Inc	4,567,287
216,034	*	Lyft, Inc (Class A)	11,951,001
56,697		Macquarie Infrastructure Co LLC	2,239,531
48,163		Marten Transport Ltd	761,939
33,308		Matson, Inc	2,235,633
22,884	*	Mesa Air Group, Inc	204,125
192,478		Norfolk Southern Corp	49,626,603
78,808		Old Dominion Freight Line	21,211,173
62	*	PAM Transportation Services, Inc	3,875
26,622	*	Radiant Logistics, Inc	165,589
40,037		Ryder System, Inc	3,048,818
35,633	*	Safe Bulkers, Inc	119,014
20,282	*	Saia, Inc	4,583,732
44,402		Schneider National, Inc	996,381
39,123	*	Skywest, Inc	1,584,090
456,061	*	Southwest Airlines Co	23,040,202
74,471	*	Spirit Airlines, Inc	2,009,228
12,938	*	Sun Country Airlines Holdings, Inc	420,356
27,478	*,e	TuSimple Holdings, Inc	1,011,190
1,244,959	*	Uber Technologies, Inc	54,105,918
512,649		Union Pacific Corp	112,147,095
246,870	*	United Airlines Holdings Inc	11,533,766
558,793		United Parcel Service, Inc (Class B)	106,930,628
7,345		Universal Logistics Holdings Inc	169,302
19,983	*	US Xpress Enterprises, Inc	174,452
48,383		Werner Enterprises, Inc	2,211,587
74,604	*	XPO Logistics, Inc	10,346,829
38,132	*	Yellow Corp	198,286
		TOTAL TRANSPORTATION	662,477,082

UTILITIES - 2.4%
505,927		AES Corp	11,990,470
39,250		Allete, Inc	2,760,060
192,065		Alliant Energy Corp	11,241,564
195,783		Ameren Corp	16,430,109
385,883		American Electric Power Co, Inc	34,004,010
28,014		American States Water Co	2,474,196
140,356		American Water Works Co, Inc	23,875,959
4,314		Artesian Resources Corp	168,591
99,632		Atmos Energy Corp	9,822,719
46,286		Avangrid, Inc	2,413,352
52,808		Avista Corp	2,261,767

167

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

48,732		Black Hills Corp	$3,296,720
28,330	e	Brookfield Infrastructure Corp	1,834,651
97,186		Brookfield Renewable Corp	4,124,574
28,309	*,e	Cadiz, Inc	383,587
39,413		California Water Service Group	2,470,407
443,983		Centerpoint Energy, Inc	11,303,807
13,163		Chesapeake Utilities Corp	1,639,978
26,585		Clearway Energy, Inc (Class A)	716,466
61,668		Clearway Energy, Inc (Class C)	1,768,638
220,833		CMS Energy Corp	13,645,271
263,893		Consolidated Edison, Inc	19,467,387
622,450		Dominion Energy, Inc	46,602,831
147,811		DTE Energy Co	17,341,187
593,806		Duke Energy Corp	62,414,949
286,734		Edison International	15,627,003
153,153		Entergy Corp	15,762,507
172,560		Essential Utilities Inc	8,476,147
174,927		Evergy, Inc	11,408,739
265,056		Eversource Energy	22,866,381
752,573		Exelon Corp	35,220,416
416,851		FirstEnergy Corp	15,973,730
6,030		Global Water Resources, Inc	106,249
84,623		Hawaiian Electric Industries, Inc	3,667,561
38,266		Idacorp, Inc	4,035,150
153,851		MDU Resources Group, Inc	4,880,154
29,583		MGE Energy, Inc	2,311,024
13,552		Middlesex Water Co	1,378,780
66,032		National Fuel Gas Co	3,396,026
73,274		New Jersey Resources Corp	2,822,514
1,514,769		NextEra Energy, Inc	118,000,505
295,013		NiSource, Inc	7,307,472
24,580		Northwest Natural Holding Co	1,285,288
38,792		NorthWestern Corp	2,404,716
189,173		NRG Energy, Inc	7,801,495
156,650		OGE Energy Corp	5,286,937
40,415		ONE Gas, Inc	2,981,819
34,650		Ormat Technologies, Inc	2,416,491
32,053		Otter Tail Corp	1,627,972
1,163,988	*,b	PG&E Corp	10,231,455
86,858		Pinnacle West Capital Corp	7,256,986
61,002		PNM Resources, Inc	2,948,227
71,224		Portland General Electric Co	3,482,854
590,776		PPL Corp	16,760,315
389,103		Public Service Enterprise Group, Inc	24,213,880
16,583	*	Pure Cycle Corp	256,373
243,163		Sempra Energy	31,769,246
20,658		SJW Corp	1,423,956
75,890	e	South Jersey Industries, Inc	1,910,151
816,785		Southern Co	52,168,058
43,362		Southwest Gas Holdings Inc	3,032,305
7,602	e	Spark Energy, Inc	84,610
39,858		Spire, Inc	2,827,925
64,862	*	Sunnova Energy International, Inc	2,471,242
161,651		UGI Corp	7,434,329
168

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY			VALUE

12,150		Unitil Corp			$642,978
367,902		Vistra Energy Corp			7,045,323
244,733		WEC Energy Group, Inc			23,039,165
415,345		Xcel Energy, Inc			28,347,296
11,965		York Water Co			577,431
		TOTAL UTILITIES			829,422,431

		TOTAL COMMON STOCKS			34,603,682,520
		(Cost $15,643,452,461)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
57,537	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
27,694	†	Chinook Therapeutics, Inc			0
21,703	†	Elanco Animal Health, Inc CVR			1,235
1,988	†	Omthera Pharmaceuticals, Inc			1,193
4,598	†	Tobira Therapeutics, Inc			276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,704

		TOTAL RIGHTS / WARRANTS			2,704
		(Cost $822)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.3%
$62,502,000		Federal Home Loan Bank (FHLB)	0.000%	08/04/21	62,501,896
9,500,000		FHLB	0.000	08/06/21	9,499,968
12,890,000		FHLB	0.000	08/20/21	12,889,807
25,000,000		FHLB	0.000	09/03/21	24,999,111
10,000,000		FHLB	0.000	09/15/21	9,999,511
		TOTAL GOVERNMENT AGENCY DEBT			119,890,293

REPURCHASE AGREEMENT - 0.1%
30,870,000	r	Fixed Income Clearing Corp (FICC)	0.020	08/02/21	30,870,000
		TOTAL REPURCHASE AGREEMENT			30,870,000

TREASURY DEBT - 0.4%
114,714,000		United States Treasury Bill	0.000	08/03/21	114,713,928
5,335,000		United States Treasury Bill	0.000	08/05/21	5,334,986
		TOTAL TREASURY DEBT			120,048,914

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
113,552,585	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		113,552,585
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			113,552,585
169

TIAA-CREF FUNDS – Equity Index Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$384,361,792
(Cost $384,362,002)
TOTAL INVESTMENTS - 100.6%	34,988,052,292
(Cost $16,027,820,561)
OTHER ASSETS & LIABILITIES, NET - (0.6)%	(198,400,931)
NET ASSETS - 100.0%	$34,789,651,361

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $229,403,459.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $3,239,673 or 0.0% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $30,870,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $31,487,492.

Futures contracts outstanding as of July 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	106	09/17/21	$11,666,658	$11,774,480	$107,822
S&P 500 E Mini Index	693	09/17/21	149,621,274	152,096,175	2,474,901
Total	799		$161,287,932	$163,870,655	$2,582,723
170

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 2.5%
32,317	*	Aptiv plc	$5,392,091
51,799	*,e	QuantumScape Corp	1,186,715
508,278	*	Tesla, Inc	349,288,642
14,435		Thor Industries, Inc	1,708,527
		TOTAL AUTOMOBILES & COMPONENTS	357,575,975

BANKS - 0.1%
47,813		Citizens Financial Group, Inc	2,015,796
84,968	e	Rocket Cos, Inc	1,464,848
10,115		Sterling Bancorp	219,597
7,130		Synovus Financial Corp	291,617
12,736	e	UWM Holdings Corp	97,176
35,360		Western Alliance Bancorp	3,282,115
		TOTAL BANKS	7,371,149

CAPITAL GOODS - 3.2%
55,829		3M Co	11,050,792
36,691		Advanced Drainage Systems, Inc	4,479,604
4,082		AGCO Corp	539,273
44,846		Allegion plc	6,125,964
52,138		Allison Transmission Holdings, Inc	2,080,828
14,337		Armstrong World Industries, Inc	1,550,977
41,872	*	Axon Enterprise, Inc	7,789,029
40,020	*	AZEK Co, Inc	1,455,527
46,284		BWX Technologies, Inc	2,658,090
12,619		Carlisle Cos, Inc	2,552,067
265,421		Carrier Global Corp	14,664,510
309,561		Caterpillar, Inc	64,001,737
184,779		Deere & Co	66,814,239
8,771		Donaldson Co, Inc	580,553
333,144		Fastenal Co	18,246,297
23,517		Fortune Brands Home & Security, Inc	2,292,202
40,131	*	Generac Holdings, Inc	16,829,336
68,224		Graco, Inc	5,326,930
8,921		HEICO Corp	1,206,565
16,899		HEICO Corp (Class A)	2,049,680
98,333		Honeywell International, Inc	22,989,272
19,267	*	Howmet Aerospace, Inc	632,343
185,235		Illinois Tool Works, Inc	41,987,217
37,561		Lincoln Electric Holdings, Inc	5,237,130
141,980		Lockheed Martin Corp	52,769,707
11,046	*	Middleby Corp	2,115,199
6,625		Nordson Corp	1,498,111
8,766		Northrop Grumman Corp	3,182,233
14,207		Parker-Hannifin Corp	4,433,010
171

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

327,021	*	Plug Power, Inc	$8,921,133
46,232		Rockwell Automation, Inc	14,212,641
15,316	*	SiteOne Landscape Supply, Inc	2,676,930
18,147		Spirit Aerosystems Holdings, Inc (Class A)	784,132
65,286		Toro Co	7,425,630
76,438		Trane Technologies plc	15,563,541
9,777	*	TransDigm Group, Inc	6,267,937
76,058	*	Trex Co, Inc	7,385,232
16,737	*	United Rentals, Inc	5,515,678
183,831		Vertiv Holdings Co	5,154,621
85,826	*,e	Virgin Galactic Holdings, Inc	2,573,922
25,454		W.W. Grainger, Inc	11,316,339
77,572		Xylem, Inc	9,762,436
		TOTAL CAPITAL GOODS	464,698,594

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
89,218		Booz Allen Hamilton Holding Co	7,655,797
54,661		Cintas Corp	21,546,273
136,905	*	Copart, Inc	20,125,035
199,867	*	CoStar Group, Inc	17,758,183
30,433		Equifax, Inc	7,930,840
88,234	*	IAA, Inc	5,336,392
6,506		MSA Safety, Inc	1,070,107
63,072		Robert Half International, Inc	6,194,301
130,604		Rollins, Inc	5,006,051
86,269		TransUnion	10,357,456
66,873		Verisk Analytics, Inc	12,701,858
44,085		Waste Management, Inc	6,536,042
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	122,218,335

CONSUMER DURABLES & APPAREL - 1.7%
6,651		Brunswick Corp	694,364
1,613		Columbia Sportswear Co	160,687
2,533	*	Deckers Outdoor Corp	1,040,683
90,559		DR Horton, Inc	8,642,045
132,852		Hanesbrands, Inc	2,425,878
74,697	*	Lululemon Athletica, Inc	29,891,499
227,557	*	Mattel, Inc	4,942,538
811,862		Nike, Inc (Class B)	135,995,004
1,451	*	NVR, Inc	7,577,993
172,809	*	Peloton Interactive, Inc	20,400,103
26,672		Polaris Inc	3,495,899
49,052		Pulte Homes, Inc	2,691,483
9,794	*	Skechers U.S.A., Inc (Class A)	525,742
18,620	*	Tapestry, Inc	787,626
121,313		Tempur Sealy International, Inc	5,249,214
28,483		Toll Brothers, Inc	1,688,187
17,718	*	TopBuild Corp	3,591,261
137,676		VF Corp	11,041,615
55,965	*	YETI Holdings, Inc	5,391,108
		TOTAL CONSUMER DURABLES & APPAREL	246,232,929

CONSUMER SERVICES - 2.5%
26,865	*	Booking Holdings, Inc	58,518,955
11,668	*	Boyd Gaming Corp	665,076
32,318	*	Bright Horizons Family Solutions	4,831,541
172

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

81,520	*	Caesars Entertainment, Inc	$7,121,587
70,061	*	Chegg, Inc	6,209,506
18,381	*	Chipotle Mexican Grill, Inc (Class A)	34,251,891
23,228		Choice Hotels International, Inc	2,785,037
24,084		Churchill Downs, Inc	4,474,807
58,079		Darden Restaurants, Inc	8,472,565
17,343		Domino’s Pizza, Inc	9,113,573
198,558	*	DraftKings, Inc	9,630,063
92,241	*	Expedia Group, Inc	14,838,810
39,077	*	frontdoor, Inc	1,912,428
87,950		H&R Block, Inc	2,159,173
120,697	*	Hilton Worldwide Holdings, Inc	15,865,621
218,711	*	Las Vegas Sands Corp	9,262,411
178,349	*	Marriott International, Inc (Class A)	26,035,387
87,062		McDonald’s Corp	21,130,818
5,243	*	Penn National Gaming, Inc	358,516
36,866	*	Planet Fitness, Inc	2,773,429
19,726	*	Six Flags Entertainment Corp	819,615
772,387		Starbucks Corp	93,790,953
35,693		Travel & Leisure Co	1,848,897
26,291	*	Vail Resorts, Inc	8,024,013
117,671		Wendy’s	2,731,144
38,515		Wyndham Hotels & Resorts, Inc	2,775,391
69,286	*	Wynn Resorts Ltd	6,812,892
18,450		Yum China Holdings, Inc	1,147,406
14,994		Yum! Brands, Inc	1,970,062
		TOTAL CONSUMER SERVICES	360,331,567

DIVERSIFIED FINANCIALS - 2.3%
271,731		American Express Co	46,338,287
42,649		Ameriprise Financial, Inc	10,984,677
117,306		Apollo Global Management, Inc	6,904,631
78,982		Ares Management Corp	5,655,901
446,127		Blackstone Group, Inc	51,425,059
379	*,e	Credit Acceptance Corp	183,728
109,754		Discover Financial Services	13,644,617
21,449		Factset Research Systems, Inc	7,663,299
11,827		Goldman Sachs Group, Inc	4,433,706
135,579		iShares Russell 1000 Growth Index Fund	38,051,602
52,211		LPL Financial Holdings, Inc	7,363,839
24,630		MarketAxess Holdings, Inc	11,703,437
100,728		Moody’s Corp	37,873,728
13,717		Morningstar, Inc	3,465,326
37,214		MSCI, Inc (Class A)	22,178,055
4,199		Raymond James Financial, Inc	543,687
111,543		S&P Global, Inc	47,820,715
72,282		Synchrony Financial	3,398,700
48,774		T Rowe Price Group, Inc	9,957,700
7,374	*	Upstart Holdings, Inc	890,484
		TOTAL DIVERSIFIED FINANCIALS	330,481,178

ENERGY - 0.3%
24,898		Cabot Oil & Gas Corp	398,368
153,037	*	Cheniere Energy, Inc	12,997,432
13,411		Cimarex Energy Co	874,397
1,989		Continental Resources, Inc	67,924
173

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

57,089		Diamondback Energy, Inc	$4,403,275
46,303		EOG Resources, Inc	3,373,637
26,617		Halliburton Co	550,439
12,595		Hess Corp	962,762
17,676	e	New Fortress Energy, Inc	535,760
71,649		Occidental Petroleum Corp	1,870,039
63,485		Pioneer Natural Resources Co	9,228,814
3,856		Texas Pacific Land Corp	5,755,273
		TOTAL ENERGY	41,018,120

FOOD & STAPLES RETAILING - 1.0%
270,793		Costco Wholesale Corp	116,365,168
319,252		SYSCO Corp	23,688,498
		TOTAL FOOD & STAPLES RETAILING	140,053,666

FOOD, BEVERAGE & TOBACCO - 2.2%
675,107		Altria Group, Inc	32,432,140
32,727	*,e	Beyond Meat, Inc	4,015,603
6,081	*	Boston Beer Co, Inc (Class A)	4,317,510
13,654		Brown-Forman Corp (Class A)	913,316
59,297		Brown-Forman Corp (Class B)	4,205,343
1,795,734		Coca-Cola Co	102,410,710
5,722	*	Darling International, Inc	395,219
27,214	*	Freshpet, Inc	3,985,490
82,375		Hershey Co	14,735,240
72,994		Kellogg Co	4,624,900
28,778		Lamb Weston Holdings, Inc	1,921,507
225,537	*	Monster Beverage Corp	21,272,650
751,262		PepsiCo, Inc	117,910,571
10,216	*	Pilgrim’s Pride Corp	226,284
		TOTAL FOOD, BEVERAGE & TOBACCO	313,366,483

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
568,547		Abbott Laboratories	68,782,816
29,179	*	Abiomed, Inc	9,545,618
28,691	*	agilon health, Inc	1,055,542
51,551	*	Align Technology, Inc	35,869,186
18,514	*	Amedisys, Inc	4,825,119
112,792		Cardinal Health, Inc	6,697,589
11,325	*	Certara, Inc	308,153
2,747		Chemed Corp	1,307,627
21,301		Danaher Corp	6,336,834
31,985	*	DaVita, Inc	3,846,196
63,043	*	DexCom, Inc	32,499,297
404,201	*	Edwards Lifesciences Corp	45,379,646
36,031		Encompass Health Corp	2,999,581
2,643	*	Globus Medical, Inc	219,818
59,014	*	Guardant Health, Inc	6,479,737
170,507		HCA Healthcare, Inc	42,319,837
55,291	*	IDEXX Laboratories, Inc	37,516,602
43,250	*	Insulet Corp	12,096,593
77,416	*	Intuitive Surgical, Inc	76,754,867
23,808	*	Masimo Corp	6,485,061
15,316		McKesson Corp	3,121,860
5,456	*	Molina Healthcare, Inc	1,489,543
66,865	*	Novocure Ltd	10,297,879
174

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

60,819	*	Oak Street Health, Inc	$3,834,030
22,209	*	Penumbra, Inc	5,912,702
84,662		Resmed, Inc	23,011,132
9,003		STERIS plc	1,962,204
97,564		Stryker Corp	26,433,990
37,007	*	Tandem Diabetes Care, Inc	4,021,551
5,520		Teleflex, Inc	2,193,814
42,357		UnitedHealth Group, Inc	17,460,403
89,757	*	Veeva Systems, Inc	29,863,051
48,073		West Pharmaceutical Services, Inc	19,793,096
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	550,720,974

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
8,725		Church & Dwight Co, Inc	755,410
66,469		Clorox Co	12,023,577
288,873		Colgate-Palmolive Co	22,965,404
150,014		Estee Lauder Cos (Class A)	50,079,174
7,234	*	Herbalife Nutrition Ltd	368,500
111,096		Kimberly-Clark Corp	15,077,949
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	101,270,014

INSURANCE - 0.3%
925	*	Alleghany Corp	613,367
86,385		Aon plc	22,462,692
61,855	*	Arch Capital Group Ltd	2,412,345
10,088		Brown & Brown, Inc	548,787
11,090		Erie Indemnity Co (Class A)	2,050,430
5,997		Everest Re Group Ltd	1,516,222
18,317	*	GoHealth, Inc	161,190
2,649	*,e	Lemonade, Inc	230,622
14,381		Lincoln National Corp	886,157
1,505	*	Markel Corp	1,815,286
38,627		Marsh & McLennan Cos, Inc	5,686,667
13,806		RenaissanceRe Holdings Ltd	2,108,038
		TOTAL INSURANCE	40,491,803

MATERIALS - 1.0%
28,773		Avery Dennison Corp	6,061,896
24,713	*	Axalta Coating Systems Ltd	743,861
63,398		Ball Corp	5,127,630
27,283		Celanese Corp (Series A)	4,249,873
56,559		Chemours Co	1,880,587
9,713		Crown Holdings, Inc	968,969
26,548	*	Diversey Holdings Ltd	442,821
35,856		Dow, Inc	2,228,809
143,449		Ecolab, Inc	31,677,843
21,723		FMC Corp	2,323,275
280,435		Freeport-McMoRan, Inc (Class B)	10,684,574
54,361		Graphic Packaging Holding Co	1,042,100
4,950		Louisiana-Pacific Corp	274,428
21,583		LyondellBasell Industries NV	2,143,839
7,323		Olin Corp	344,401
65,377		PPG Industries, Inc	10,690,447
48,609		RPM International, Inc	4,209,053
25,819		Scotts Miracle-Gro Co (Class A)	4,568,930
53,157		Sealed Air Corp	3,016,660
175

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

159,814		Sherwin-Williams Co	$46,510,668
49,660		Southern Copper Corp	3,259,682
25,025		Steel Dynamics, Inc	1,612,861
36,039		W R Grace & Co	2,508,314
4,392		Westlake Chemical Corp	364,185
		TOTAL MATERIALS	146,935,706

MEDIA & ENTERTAINMENT - 12.7%
169,697	*	Alphabet, Inc (Class A)	457,253,658
160,004	*	Alphabet, Inc (Class C)	432,718,018
99,656	*	Altice USA, Inc	3,062,429
1,904		Cable One, Inc	3,594,733
81,615	*	Charter Communications, Inc	60,725,641
1,568,091	*	Facebook, Inc	558,710,823
34,306	*	Live Nation, Inc	2,706,401
4,851	*	Madison Square Garden Co	789,452
176,667	*	Match Group, Inc	28,137,753
282,993	*	Netflix, Inc	146,468,687
1,861		Nexstar Media Group Inc	273,697
357,437	*	Pinterest, Inc	21,053,039
50,686	*	Playtika Holding Corp	1,126,750
75,431	*	Roku, Inc	32,307,852
189,728	*,e	Skillz, Inc	2,671,370
89,239	*	Spotify Technology S.A.	20,406,282
15,153	*	Take-Two Interactive Software, Inc	2,627,833
40,235	*	TripAdvisor, Inc	1,526,918
53,243	*	Twitter, Inc	3,713,699
76,810	*	Vimeo, Inc	3,441,088
60,663	*	Walt Disney Co	10,677,901
25,519		World Wrestling Entertainment, Inc (Class A)	1,260,128
38,782	*	Zillow Group, Inc (Class A)	4,154,716
107,324	*	Zillow Group, Inc (Class C)	11,404,248
317,100	*	Zynga, Inc	3,202,710
		TOTAL MEDIA & ENTERTAINMENT	1,814,015,826

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
54,672	*	10X Genomics, Inc	10,017,551
1,157,716		AbbVie, Inc	134,642,371
32,590	*	Acceleron Pharma, Inc	4,075,705
61,982	*	Adaptive Biotechnologies Corp	2,272,260
178,346		Agilent Technologies, Inc	27,327,958
76,819	*	Alnylam Pharmaceuticals, Inc	13,745,992
310,004		Amgen, Inc	74,878,366
380,388	*	Avantor, Inc	14,294,981
25,560		Bio-Techne Corp	12,326,054
66,962		Bruker BioSciences Corp	5,507,624
25,460	*	Catalent, Inc	3,050,363
30,583	*	Charles River Laboratories International, Inc	12,444,834
33,741	*	CureVac NV	1,662,082
438,789		Eli Lilly & Co	106,845,122
103,404	*	Exact Sciences Corp	11,151,087
176,650	*	Exelixis, Inc	2,976,552
27,224	*	Horizon Therapeutics Plc	2,722,944
95,572	*	Illumina, Inc	47,379,819
103,974	*	Incyte Corp	8,042,389
86,138	*	Ionis Pharmaceuticals, Inc	3,199,165
176

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

29,458	*	Iovance Biotherapeutics, Inc	$656,030
61,626	*	IQVIA Holdings, Inc	15,264,760
48,684	*	Maravai LifeSciences Holdings, Inc	2,140,635
15,023	*	Mettler-Toledo International, Inc	22,139,545
21,825	*	Mirati Therapeutics, Inc	3,493,310
221,622	*	Moderna, Inc	78,365,539
47,712	*	Natera, Inc	5,463,978
62,219	*	Neurocrine Biosciences, Inc	5,799,433
48,269	*	Novavax, Inc	8,656,080
41,511	*	PPD, Inc	1,914,487
7,157	*	Regeneron Pharmaceuticals, Inc	4,112,484
33,885	*	Repligen Corp	8,325,545
125,889		Royalty Pharma plc	4,808,960
50,311	*	Sarepta Therapeutics, Inc	3,410,080
78,044	*	Seagen, Inc	11,971,169
52,238	*	Sotera Health Co	1,238,041
5,480	*	Syneos Health, Inc	491,392
23,220		Thermo Fisher Scientific, Inc	12,539,032
31,967	*	Ultragenyx Pharmaceutical, Inc	2,551,926
68,002	*	Vertex Pharmaceuticals, Inc	13,707,843
37,322	*	Waters Corp	14,548,489
294,606		Zoetis, Inc	59,716,636
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	779,878,613

REAL ESTATE - 1.7%
295,798		American Tower Corp	83,651,674
11,766	*	CBRE Group, Inc	1,134,948
21,470		Coresite Realty	2,967,369
282,339		Crown Castle International Corp	54,516,838
41,585		Equinix, Inc	34,116,750
61,201		Equity Lifestyle Properties, Inc	5,128,644
7,207		Extra Space Storage, Inc	1,255,027
132,130		Iron Mountain, Inc	5,782,009
49,285		Lamar Advertising Co	5,253,781
40,711	*,e	Opendoor Technologies, Inc	603,337
75,153		Public Storage, Inc	23,483,810
11,764		SBA Communications Corp	4,011,406
186,368		Simon Property Group, Inc	23,579,279
		TOTAL REAL ESTATE	245,484,872

RETAILING - 11.2%
284,380	*	Amazon.com, Inc	946,300,044
3,143	*	AutoZone, Inc	5,102,880
38,355		Best Buy Co, Inc	4,309,184
41,050	*	Burlington Stores, Inc	13,743,540
8,035	*	CarMax, Inc	1,076,288
50,410	*	Carvana Co	17,016,400
66,929		Dollar General Corp	15,570,363
48,645	*	DoorDash, Inc	8,478,337
446,252		eBay, Inc	30,438,849
82,714	*	Etsy, Inc	15,178,846
36,140	*	Five Below, Inc	7,026,339
64,661	*	Floor & Decor Holdings, Inc	7,889,289
38,361	*,e	GameStop Corp (Class A)	6,180,724
704,761		Home Depot, Inc	231,295,513
89,383		L Brands, Inc	7,156,897
177

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

64,353	*	Leslie’s, Inc	$1,566,996
1,757		Lithia Motors, Inc (Class A)	662,776
470,396		Lowe’s Companies, Inc	90,640,605
58,952	*	Nordstrom, Inc	1,951,311
13,831	*	O’Reilly Automotive, Inc	8,351,711
2,942	*	Petco Health & Wellness Co, Inc	60,693
25,478		Pool Corp	12,173,898
11,298	*	RH	7,502,776
229,575		Ross Stores, Inc	28,166,557
146,010		Target Corp	38,115,910
789,157		TJX Companies, Inc	54,301,893
75,411		Tractor Supply Co	13,644,112
35,276	*	Ulta Beauty, Inc	11,845,681
19,175	*,e	Vroom, Inc	710,242
27,159	*,e	Wayfair, Inc	6,555,096
37,277		Williams-Sonoma, Inc	5,654,921
		TOTAL RETAILING	1,598,668,671

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
792,993	*	Advanced Micro Devices, Inc	84,207,927
34,282	*	Allegro MicroSystems, Inc	939,670
34,961		Analog Devices, Inc	5,853,171
599,893		Applied Materials, Inc	83,943,027
261,607		Broadcom, Inc	126,984,038
40,194		Brooks Automation, Inc	3,577,668
86,299	*	Enphase Energy, Inc	16,362,290
88,109		Entegris, Inc	10,629,470
100,465		KLA Corp	34,977,894
93,347		Lam Research Corp	59,500,311
165,126	*	Maxim Integrated Products, Inc	16,497,739
137,696		Microchip Technology, Inc	19,707,051
100,677	*	Micron Technology, Inc	7,810,522
30,510		MKS Instruments, Inc	4,772,984
29,423		Monolithic Power Systems, Inc	13,218,577
1,567,515		NVIDIA Corp	305,649,750
54,962		NXP Semiconductors NV	11,343,607
149,900	*	ON Semiconductor Corp	5,855,094
739,229		QUALCOMM, Inc	110,736,504
50,866		Skyworks Solutions, Inc	9,385,286
108,797		Teradyne, Inc	13,817,219
375,149		Texas Instruments, Inc	71,510,902
28,625		Universal Display Corp	6,712,276
161,153		Xilinx, Inc	24,147,166
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,048,140,143

SOFTWARE & SERVICES - 25.6%
334,924		Accenture plc	106,398,656
312,939	*	Adobe, Inc	194,532,271
36,881	*	Alteryx, Inc	2,854,589
91,274	*	Anaplan, Inc	5,220,873
23,882	*	Ansys, Inc	8,799,562
42,993	*	Aspen Technology, Inc	6,288,156
86,483	*	Atlassian Corp plc	28,117,353
144,005	*	Autodesk, Inc	46,244,326
256,059		Automatic Data Processing, Inc	53,677,648
55,502	*	Avalara, Inc	9,278,269
178

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

86,717	e	Bentley Systems, Inc	$5,273,261
49,370	*	Bill.Com Holdings, Inc	10,210,703
68,639		Broadridge Financial Solutions, Inc	11,908,180
3,321	*,e	C3.ai, Inc	167,212
179,618	*	Cadence Design Systems, Inc	26,520,598
10,983		CDK Global, Inc	527,074
29,369		Citrix Systems, Inc	2,958,927
155,104	*	Cloudflare, Inc	18,399,988
47,490	*	Coupa Software, Inc	10,305,330
104,984	*	Crowdstrike Holdings, Inc	26,624,992
148,130	*	Datadog, Inc	16,397,991
124,886	*	DocuSign, Inc	37,221,023
10,116	*	DoubleVerify Holdings, Inc	350,014
199,729	*	Dropbox, Inc	6,289,466
10,607	*	Duck Creek Technologies, Inc	465,966
113,791	*	Dynatrace, Inc	7,267,831
44,630	*	Elastic NV	6,607,918
35,198	*	EPAM Systems, Inc	19,703,840
23,910	*	Euronet Worldwide, Inc	3,414,826
24,223	*	Everbridge, Inc	3,420,772
18,392	*	Fair Isaac Corp	9,635,753
35,189	*	FireEye, Inc	710,818
26,221	*	Fiserv, Inc	3,018,299
43,908	*	Five9, Inc	8,838,241
12,429	*	FleetCor Technologies, Inc	3,209,416
87,369	*	Fortinet, Inc	23,785,337
54,593	*	Gartner, Inc	14,452,405
5,969		Genpact Ltd	297,316
25,683	*	Globant S.A.	6,142,346
11,423	*	GoDaddy, Inc	957,819
29,152	*	HubSpot, Inc	17,375,175
167,288		Intuit, Inc	88,657,621
12,851		Jack Henry & Associates, Inc	2,237,231
29,836	*	Jamf Holding Corp	978,919
21,878	*	Manhattan Associates, Inc	3,492,385
573,439		Mastercard, Inc (Class A)	221,313,048
12,356		McAfee Corp	334,477
37,783	*	Medallia, Inc	1,279,710
4,937,874		Microsoft Corp	1,406,849,681
34,875	*	MongoDB, Inc	12,517,335
31,182	*	nCino, Inc	1,982,240
35,795	*	New Relic, Inc	2,472,719
97,014		NortonLifelock, Inc	2,407,887
70,381	*	Nuance Communications, Inc	3,863,917
125,719	*	Nutanix, Inc	4,528,398
81,332	*	Okta, Inc	20,153,256
1,063,145		Oracle Corp	92,642,455
1,061,399	*	Palantir Technologies, Inc	23,042,972
62,431	*	Palo Alto Networks, Inc	24,913,091
183,206		Paychex, Inc	20,852,507
33,009	*	Paycom Software, Inc	13,203,600
24,519	*	Paylocity Holding Corp	5,086,712
769,950	*	PayPal Holdings, Inc	212,144,323
23,862		Pegasystems, Inc	3,045,746
37,121	*	Proofpoint, Inc	6,483,554
69,454	*	PTC, Inc	9,407,544
179

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

52,614	*	RingCentral, Inc	$14,062,144
211,630	*	Sabre Corp	2,495,118
116,168	*	salesforce.com, Inc	28,104,524
129,165	*	ServiceNow, Inc	75,934,812
28,624	*	Shift4 Payments, Inc	2,552,975
76,597	*	Smartsheet, Inc	5,557,112
73,734	*	Snowflake, Inc	19,592,598
107,316	*	Splunk, Inc	15,236,726
255,839	*	Square, Inc	63,258,751
135,790	*	StoneCo Ltd	7,989,884
76,461		Switch, Inc	1,579,684
62,932	*	Synopsys, Inc	18,123,787
61,841	*	Teradata Corp	3,071,024
280,495	*	Trade Desk, Inc	22,975,345
29,850	*	Twilio, Inc	11,151,661
22,771	*	Tyler Technologies, Inc	11,217,905
96,205	*	Unity Software, Inc	10,305,480
1,109,338		Visa, Inc (Class A)	273,329,790
19,890	*,e	VMware, Inc (Class A)	3,057,889
54,932		Western Union Co	1,274,972
19,964	*	WEX, Inc	3,787,770
34,867	*	Wix.com Ltd	10,412,681
121,010	*	Workday, Inc	28,364,744
77,821	*	Zendesk, Inc	10,157,975
139,823	*	Zoom Video Communications, Inc	52,867,076
50,638	*	Zscaler, Inc	11,946,011
		TOTAL SOFTWARE & SERVICES	3,656,170,306

TECHNOLOGY HARDWARE & EQUIPMENT - 11.5%
271,927		Amphenol Corp (Class A)	19,711,988
10,286,578		Apple, Inc	1,500,400,267
35,335	*	Arista Networks, Inc	13,441,081
91,784		CDW Corp	16,828,596
112,307		Cognex Corp	10,153,676
13,743	*	Coherent, Inc	3,379,953
133,826	*	CommScope Holding Co, Inc	2,831,758
169,090		Corning, Inc	7,078,107
87,076	*	Dell Technologies, Inc	8,413,283
285,182		HP, Inc	8,233,204
1,720	*	IPG Photonics Corp	375,235
76,581		Jabil Inc	4,559,633
53,015	*	Keysight Technologies, Inc	8,723,618
28,914	*	NCR Corp	1,283,782
96,750		NetApp, Inc	7,700,333
166,298	*	Pure Storage, Inc	3,246,137
3,905		Ubiquiti, Inc	1,222,656
57,955		Vontier Corp	1,874,844
34,766	*	Zebra Technologies Corp (Class A)	19,207,520
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,638,665,671

TRANSPORTATION - 2.0%
13,817		CH Robinson Worldwide, Inc	1,232,062
418,554	*	Delta Air Lines, Inc	16,700,305
80,951		Expeditors International of Washington, Inc	10,381,966
70,211		FedEx Corp	19,655,569
49,038		JB Hunt Transport Services, Inc	8,260,451
180

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY		VALUE

16,140		Kansas City Southern		$4,322,292
20,777		Landstar System, Inc		3,261,989
185,237	*	Lyft, Inc (Class A)		10,247,311
61,771		Old Dominion Freight Line		16,625,665
905,002	*	Uber Technologies, Inc		39,331,387
275,369		Union Pacific Corp		60,239,722
474,301		United Parcel Service, Inc (Class B)		90,762,239
52,678	*	XPO Logistics, Inc		7,305,912
		TOTAL TRANSPORTATION		288,326,870

UTILITIES - 0.0%
21,382		Brookfield Renewable Corp		907,452
73,631		NRG Energy, Inc		3,036,543
		TOTAL UTILITIES		3,943,995

		TOTAL COMMON STOCKS		14,296,061,460
		(Cost $6,746,239,785)

SHORT-TERM INVESTMENTS - 0.1%			RATE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
17,723,285	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050%	17,723,285
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		17,723,285

		TOTAL SHORT-TERM INVESTMENTS		17,723,285
		(Cost $17,723,285)
		TOTAL INVESTMENTS - 100.1%		14,313,784,745
		(Cost $6,763,963,070)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%		(9,079,151)
		NET ASSETS - 100.0%		$14,304,705,594

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $32,538,036.
181

TIAA-CREF FUNDS – Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
95,735	*	Aptiv plc	$15,973,385
103,000		BorgWarner, Inc	5,044,940
1,700,309	*	Ford Motor Co	23,719,310
597,602	*	General Motors Co	33,967,698
102,890		Gentex Corp	3,501,347
67,025		Harley-Davidson, Inc	2,655,530
26,258		Lear Corp	4,594,625
14,299	*,e	QuantumScape Corp	327,590
13,571		Thor Industries, Inc	1,606,264
		TOTAL AUTOMOBILES & COMPONENTS	91,390,689

BANKS - 8.1%
3,278,565		Bank of America Corp	125,765,753
17,274		Bank of Hawaii Corp	1,446,007
53,507		Bank OZK	2,178,270
13,741		BOK Financial Corp	1,154,381
898,149		Citigroup, Inc	60,732,835
150,386		Citizens Financial Group, Inc	6,340,274
60,174		Comerica, Inc	4,131,547
46,147		Commerce Bancshares, Inc	3,263,977
24,533		Cullen/Frost Bankers, Inc	2,632,882
60,456		East West Bancorp, Inc	4,301,444
306,360		Fifth Third Bancorp	11,117,804
2,665	e	First Citizens Bancshares, Inc (Class A)	2,085,602
56,792		First Hawaiian, Inc	1,563,484
234,662		First Horizon National Corp	3,625,528
76,079		First Republic Bank	14,836,927
140,329		FNB Corp	1,608,170
633,734		Huntington Bancshares, Inc	8,922,975
1,307,787		JPMorgan Chase & Co	198,495,911
418,675		Keycorp	8,231,151
55,926		M&T Bank Corp	7,485,695
150,911		MGIC Investment Corp	2,088,608
203,448		New York Community Bancorp, Inc	2,396,617
50,839		PacWest Bancorp	2,024,409
185,337		People’s United Financial, Inc	2,909,791
32,370		Pinnacle Financial Partners, Inc	2,900,676
184,300		PNC Financial Services Group, Inc	33,618,163
36,312		Popular, Inc	2,642,061
38,616		Prosperity Bancshares, Inc	2,633,225
414,112		Regions Financial Corp	7,971,656
24,204		Signature Bank	5,493,582
75,648		Sterling Bancorp	1,642,318
24,302	*	SVB Financial Group	13,365,128
58,653		Synovus Financial Corp	2,398,908
21,820		TFS Financial Corp	425,054
182

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

583,503		Truist Financial Corp	$31,760,068
94,329		Umpqua Holdings Corp	1,779,988
583,125		US Bancorp	32,386,763
9,496	e	UWM Holdings Corp	72,454
39,080		Webster Financial Corp	1,879,748
1,798,772		Wells Fargo & Co	82,635,586
20,546		Western Alliance Bancorp	1,907,080
25,142		Wintrust Financial Corp	1,795,139
70,755		Zions Bancorporation	3,689,873
		TOTAL BANKS	710,337,512

CAPITAL GOODS - 8.9%
214,672		3M Co	42,492,176
56,975		A.O. Smith Corp	4,007,052
15,550		Acuity Brands, Inc	2,727,159
61,166	*	Aecom Technology Corp	3,851,011
24,199		AGCO Corp	3,196,930
45,117		Air Lease Corp	1,911,156
9,226		Allegion plc	1,260,272
11,288		Allison Transmission Holdings, Inc	450,504
100,550		Ametek, Inc	13,981,478
11,217		Armstrong World Industries, Inc	1,213,455
21,346	*	AZEK Co, Inc	776,354
232,891	*	Boeing Co	52,745,154
88,106	*	Builders FirstSource, Inc	3,920,717
10,091		BWX Technologies, Inc	579,526
13,626		Carlisle Cos, Inc	2,755,722
203,168		Carrier Global Corp	11,225,032
33,028		Caterpillar, Inc	6,828,539
59,471	*,e	ChargePoint Holdings, Inc	1,406,489
50,611	*	Colfax Corp	2,322,033
21,325		Crane Co	2,073,430
63,537		Cummins, Inc	14,746,938
18,184		Curtiss-Wright Corp	2,151,167
48,813		Donaldson Co, Inc	3,230,932
62,635		Dover Corp	10,467,561
172,877		Eaton Corp	27,323,210
259,153		Emerson Electric Co	26,145,946
29,742		Fastenal Co	1,628,969
57,087		Flowserve Corp	2,402,792
141,970		Fortive Corp	10,315,540
44,261		Fortune Brands Home & Security, Inc	4,314,120
29,059	*	Gates Industrial Corp plc	526,258
109,156		General Dynamics Corp	21,397,851
3,799,149		General Electric Co	49,198,980
28,685		Graco, Inc	2,239,725
13,060		HEICO Corp	1,766,365
22,930		HEICO Corp (Class A)	2,781,180
36,526	*	Hexcel Corp	1,987,745
236,799		Honeywell International, Inc	55,361,238
156,026	*	Howmet Aerospace, Inc	5,120,773
23,676		Hubbell, Inc	4,746,091
16,935		Huntington Ingalls	3,473,877
33,175		IDEX Corp	7,520,441
14,837		Illinois Tool Works, Inc	3,363,103
161,262	*	Ingersoll Rand, Inc	7,880,874
183

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

36,817		ITT, Inc	$3,604,752
310,704		Johnson Controls International plc	22,190,480
88,717		L3Harris Technologies, Inc	20,115,693
14,540		Lennox International, Inc	4,789,912
13,703		Lockheed Martin Corp	5,092,994
110,828		Masco Corp	6,617,540
25,119	*	Mastec, Inc	2,542,796
23,748	*	Mercury Systems, Inc	1,567,368
16,555	*	Middleby Corp	3,170,117
19,575		MSC Industrial Direct Co (Class A)	1,745,503
21,142		Nordson Corp	4,780,840
59,886		Northrop Grumman Corp	21,739,816
71,958		nVent Electric plc	2,274,592
29,677		Oshkosh Corp	3,547,885
186,666		Otis Worldwide Corp	16,715,940
44,782		Owens Corning, Inc	4,306,237
147,806		PACCAR, Inc	12,266,420
46,542		Parker-Hannifin Corp	14,522,500
72,224		Pentair plc	5,320,742
59,492		Quanta Services, Inc	5,407,823
658,764		Raytheon Technologies Corp	57,279,530
17,741		Regal-Beloit Corp	2,612,007
19,622		Rockwell Automation, Inc	6,032,195
45,550		Roper Technologies Inc	22,380,537
67,621	*	Sensata Technologies Holding plc	3,963,943
44,312	*	Shoals Technologies Group, Inc	1,289,036
9,076	*	SiteOne Landscape Supply, Inc	1,586,303
23,151		Snap-On, Inc	5,046,455
31,875		Spirit Aerosystems Holdings, Inc (Class A)	1,377,319
70,049		Stanley Black & Decker, Inc	13,803,155
87,624	*	Sunrun, Inc	4,641,443
19,939	*	Teledyne Technologies, Inc	9,027,781
98,076		Textron, Inc	6,768,225
27,223		Timken Co	2,164,229
2,495		Toro Co	283,781
53,186		Trane Technologies plc	10,829,201
15,985	*	TransDigm Group, Inc	10,247,824
20,309	*	United Rentals, Inc	6,692,831
73,081	*	Univar Solutions Inc	1,793,408
9,018		Valmont Industries, Inc	2,136,815
7,794	*,e	Virgin Galactic Holdings, Inc	233,742
3,397		W.W. Grainger, Inc	1,510,238
79,126		Wabtec Corp	6,715,424
14,295		Watsco, Inc	4,037,480
24,381		Woodward Inc	2,963,754
26,253		Xylem, Inc	3,303,940
		TOTAL CAPITAL GOODS	780,856,411

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
69,879		ADT, Inc	733,031
9,994	*	CACI International, Inc (Class A)	2,667,998
2,673		Cintas Corp	1,053,643
177,187	*	Clarivate Analytics plc	4,039,864
22,551	*	Clean Harbors, Inc	2,142,345
37,740	*	CoStar Group, Inc	3,353,199
17,623	*	Driven Brands Holdings, Inc	560,764
184

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

68,841	*	Dun & Bradstreet Holdings, Inc	$1,442,907
32,590		Equifax, Inc	8,492,954
14,419	*	FTI Consulting, Inc	2,100,848
162,085		IHS Markit Ltd	18,938,011
55,784		Jacobs Engineering Group, Inc	7,544,786
61,641		Leidos Holdings, Inc	6,559,835
23,350		Manpower, Inc	2,768,843
11,855		MSA Safety, Inc	1,949,910
153,521		Nielsen NV	3,636,913
91,219		Republic Services, Inc	10,796,681
5,809		Robert Half International, Inc	570,502
6,268		Rollins, Inc	240,252
24,890		Science Applications International Corp	2,172,897
40,178	*	Stericycle, Inc	2,834,558
26,094		TransUnion	3,132,846
24,782		Verisk Analytics, Inc	4,707,093
154,222		Waste Management, Inc	22,864,954
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	115,305,634

CONSUMER DURABLES & APPAREL - 1.1%
29,176		Brunswick Corp	3,045,974
64,721	*	Capri Holdings Ltd	3,644,439
18,771		Carter’s, Inc	1,834,678
16,102		Columbia Sportswear Co	1,604,081
10,607	*	Deckers Outdoor Corp	4,357,886
85,071		DR Horton, Inc	8,118,326
65,670		Garmin Ltd	10,323,324
59,973		Hanesbrands, Inc	1,095,107
55,707		Hasbro, Inc	5,539,504
16,491	*	Hayward Holdings, Inc	397,268
57,852		Leggett & Platt, Inc	2,778,632
116,659		Lennar Corp (Class A)	12,266,694
5,644		Lennar Corp (Class B)	487,359
24,985	*	Mohawk Industries, Inc	4,869,576
164,773		Newell Brands Inc	4,078,132
471	*	NVR, Inc	2,459,845
7,588		Polaris Inc	994,559
81,769		Pulte Homes, Inc	4,486,665
30,766	*	PVH Corp	3,218,739
20,931		Ralph Lauren Corp	2,376,087
50,292	*	Skechers U.S.A., Inc (Class A)	2,699,675
108,008	*	Tapestry, Inc	4,568,738
32,177		Toll Brothers, Inc	1,907,131
2,944	*	TopBuild Corp	596,719
82,942	*	Under Armour, Inc (Class A)	1,696,164
83,055	*	Under Armour, Inc (Class C)	1,455,124
49,720		VF Corp	3,987,544
26,732		Whirlpool Corp	5,922,207
		TOTAL CONSUMER DURABLES & APPAREL	100,810,177

CONSUMER SERVICES - 1.8%
100,032		ARAMARK Holdings Corp	3,514,124
27,773	*	Boyd Gaming Corp	1,583,061
5,277	*	Bright Horizons Family Solutions	788,911
32,498	*	Caesars Entertainment, Inc	2,839,025
370,720	*	Carnival Corp	8,026,088
185

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,340	*	Chegg, Inc	$1,270,954
17,953		Darden Restaurants, Inc	2,618,984
5,324		Domino’s Pizza, Inc	2,797,709
11,691	*	frontdoor, Inc	572,158
19,883	*	Grand Canyon Education, Inc	1,836,593
20,846		H&R Block, Inc	511,769
38,892	*	Hilton Worldwide Holdings, Inc	5,112,353
17,516	*	Hyatt Hotels Corp	1,399,003
17,902	*	Marriott Vacations Worldwide Corp	2,638,218
266,873		McDonald’s Corp	64,772,746
175,500		MGM Resorts International	6,586,515
163,456	*,e	Norwegian Cruise Line Holdings Ltd	3,927,848
65,546	*	Penn National Gaming, Inc	4,482,035
11,175	*	Planet Fitness, Inc	840,695
94,253	*	Royal Caribbean Cruises Ltd	7,245,228
72,391		Service Corp International	4,523,714
22,834	*	Six Flags Entertainment Corp	948,753
56,194	*	Terminix Global Holdings, Inc	2,950,185
12,204		Travel & Leisure Co	632,167
14,548		Wyndham Hotels & Resorts, Inc	1,048,329
168,522		Yum China Holdings, Inc	10,480,383
118,444		Yum! Brands, Inc	15,562,357
		TOTAL CONSUMER SERVICES	159,509,905

DIVERSIFIED FINANCIALS - 9.0%
17,812		Affiliated Managers Group, Inc	2,822,133
235,640		AGNC Investment Corp	3,739,607
160,874		Ally Financial, Inc	8,262,489
103,047		American Express Co	17,572,605
22,506		Ameriprise Financial, Inc	5,796,645
616,082		Annaly Capital Management, Inc	5,230,536
7,150		Ares Management Corp	512,011
348,015		Bank of New York Mellon Corp	17,863,610
815,567	*	Berkshire Hathaway, Inc (Class B)	226,964,140
62,145		BlackRock, Inc	53,890,280
194,762		Capital One Financial Corp	31,493,015
69,781		Carlyle Group, Inc	3,521,847
45,728		CBOE Global Markets, Inc	5,417,396
682,083		Charles Schwab Corp	46,347,540
155,832		CME Group, Inc	33,056,642
3,853	*,e	Credit Acceptance Corp	1,867,819
59,785		Discover Financial Services	7,432,471
164,927		Equitable Holdings, Inc	5,091,296
17,303		Evercore Inc	2,287,457
2,266		Factset Research Systems, Inc	809,596
125,518		Franklin Resources, Inc	3,709,057
135,530		Goldman Sachs Group, Inc	50,807,486
34,983		Interactive Brokers Group, Inc (Class A)	2,164,048
241,849		Intercontinental Exchange Group, Inc	28,980,766
143,412		Invesco Ltd	3,496,385
204,597		iShares Russell 1000 Value Index Fund	32,729,382
73,442		Janus Henderson Group plc	3,072,813
95,419		Jefferies Financial Group, Inc	3,166,957
238,769		KKR & Co, Inc	15,223,911
44,161		Lazard Ltd (Class A)	2,084,399
3,896		Moody’s Corp	1,464,896
186

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

603,524		Morgan Stanley	$57,926,234
946		Morningstar, Inc	238,988
10,207		MSCI, Inc (Class A)	6,082,964
50,041		Nasdaq Inc	9,344,156
196,527		New Residential Investment Corp	1,918,104
89,188		Northern Trust Corp	10,064,866
38,173		OneMain Holdings, Inc	2,328,553
51,008		Raymond James Financial, Inc	6,604,516
30,520		S&P Global, Inc	13,084,534
27,160		Santander Consumer USA Holdings, Inc	1,114,375
48,190		SEI Investments Co	2,929,952
138,361		SLM Corp	2,605,338
119,754		Starwood Property Trust, Inc	3,117,197
150,826		State Street Corp	13,142,978
43,860		Stifel Financial Corp	2,918,444
205,022		Synchrony Financial	9,640,134
65,847		T Rowe Price Group, Inc	13,443,324
46,270		Tradeweb Markets, Inc	4,012,997
40,117		Virtu Financial, Inc	1,032,612
52,911		Voya Financial, Inc	3,407,468
		TOTAL DIVERSIFIED FINANCIALS	791,836,969

ENERGY - 4.7%
147,707		Antero Midstream Corp	1,403,216
166,607		APA Corp	3,123,881
321,761		Baker Hughes Co	6,834,204
155,022		Cabot Oil & Gas Corp	2,480,352
841,196		Chevron Corp	85,642,165
34,583		Cimarex Energy Co	2,254,812
586,832		ConocoPhillips	32,897,802
25,078		Continental Resources, Inc	856,414
289,970		Devon Energy Corp	7,492,825
40,858		Diamondback Energy, Inc	3,151,378
41,411	*	DT Midstream, Inc	1,755,826
223,112		EOG Resources, Inc	16,255,940
122,563	*	EQT Corp	2,253,934
1,841,263		Exxon Mobil Corp	106,001,511
365,680		Halliburton Co	7,562,262
111,172		Hess Corp	8,497,988
65,712		HollyFrontier Corp	1,931,933
849,649		Kinder Morgan, Inc	14,766,900
345,894		Marathon Oil Corp	4,008,911
281,828		Marathon Petroleum Corp	15,562,542
170,032	*	NOV, Inc	2,348,142
321,074		Occidental Petroleum Corp	8,380,031
192,654		ONEOK, Inc	10,012,228
190,077		Phillips 66	13,957,354
52,684		Pioneer Natural Resources Co	7,658,673
604,573		Schlumberger Ltd	17,429,840
96,734		Targa Resources Investments, Inc	4,073,469
177,256		Valero Energy Corp	11,870,834
527,490		Williams Cos, Inc	13,213,624
		TOTAL ENERGY	413,678,991
187

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.5%
66,742	e	Albertsons Cos, Inc	$1,441,627
15,666		Casey’s General Stores, Inc	3,097,325
12,877		Costco Wholesale Corp	5,533,504
37,562	*	Grocery Outlet Holding Corp	1,244,053
326,420		Kroger Co	13,285,294
96,502	*	US Foods Holding Corp	3,313,879
311,522		Walgreens Boots Alliance, Inc	14,688,262
623,799		Walmart, Inc	88,922,548
		TOTAL FOOD & STAPLES RETAILING	131,526,492

FOOD, BEVERAGE & TOBACCO - 3.5%
356,989		Altria Group, Inc	17,149,752
241,522		Archer-Daniels-Midland Co	14,423,694
3,031	*,e	Beyond Meat, Inc	371,904
9,868		Brown-Forman Corp (Class A)	660,070
39,752		Brown-Forman Corp (Class B)	2,819,212
58,639		Bunge Ltd	4,552,146
83,903		Campbell Soup Co	3,668,239
496,888		Coca-Cola Co	28,337,523
201,483		ConAgra Brands, Inc	6,747,666
70,212		Constellation Brands, Inc (Class A)	15,751,360
65,794	*	Darling International, Inc	4,544,392
83,431		Flowers Foods, Inc	1,965,634
264,916		General Mills, Inc	15,592,956
35,933	*	Hain Celestial Group, Inc	1,434,086
9,504		Hershey Co	1,700,075
122,668		Hormel Foods Corp	5,689,342
29,413		Ingredion, Inc	2,582,755
46,391		J.M. Smucker Co	6,082,324
61,784		Kellogg Co	3,914,634
304,696		Keurig Dr Pepper, Inc	10,728,346
288,951		Kraft Heinz Co	11,115,945
44,189		Lamb Weston Holdings, Inc	2,950,499
108,490		McCormick & Co, Inc	9,131,603
76,495	*	Molson Coors Brewing Co (Class B)	3,739,840
605,895		Mondelez International, Inc	38,328,918
12,568	*	Monster Beverage Corp	1,185,414
102,483		PepsiCo, Inc	16,084,707
676,988		Philip Morris International, Inc	67,759,729
15,501	*	Pilgrim’s Pride Corp	343,347
26,505	*	Post Holdings, Inc	2,712,522
111		Seaboard Corp	456,210
125,235		Tyson Foods, Inc (Class A)	8,949,293
		TOTAL FOOD, BEVERAGE & TOBACCO	311,474,137

HEALTH CARE EQUIPMENT & SERVICES - 8.9%
377,571		Abbott Laboratories	45,678,540
39,760	*	Acadia Healthcare Co, Inc	2,453,987
1,599	*	Amedisys, Inc	416,731
63,140		AmerisourceBergen Corp	7,713,814
106,399		Anthem, Inc	40,858,280
218,414		Baxter International, Inc	16,894,323
125,639		Becton Dickinson & Co	32,132,174
616,586	*	Boston Scientific Corp	28,116,322
51,092		Cardinal Health, Inc	3,033,843
251,272	*	Centene Corp	17,239,772
188

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

130,913		Cerner Corp	$10,524,096
6,210	*	Certara, Inc	168,974
106,060	*	Change Healthcare, Inc	2,302,563
4,933		Chemed Corp	2,348,207
148,212		Cigna Corp	34,013,172
21,058		Cooper Cos, Inc	8,881,633
572,187		CVS Health Corp	47,125,321
261,362		Danaher Corp	77,752,581
8,979	*	DaVita, Inc	1,079,725
94,162		Dentsply Sirona, Inc	6,218,459
17,920		Encompass Health Corp	1,491,840
69,923	*	Envista Holdings Corp	3,012,283
32,007	*	Globus Medical, Inc	2,662,022
61,108	*	Henry Schein, Inc	4,897,806
28,603		Hill-Rom Holdings, Inc	3,960,371
110,459	*	Hologic, Inc	8,288,843
56,177		Humana, Inc	23,923,537
8,561	*	ICU Medical, Inc	1,740,366
30,729	*	Integra LifeSciences Holdings Corp	2,224,472
42,775	*	Laboratory Corp of America Holdings	12,667,816
5,916	*	Masimo Corp	1,611,459
59,252		McKesson Corp	12,077,335
583,723		Medtronic plc	76,648,667
21,416	*	Molina Healthcare, Inc	5,846,782
4,280	*	Oak Street Health, Inc	269,811
54,698		Premier, Inc	1,949,437
56,685		Quest Diagnostics, Inc	8,037,933
16,155	*	Quidel Corp	2,285,448
6,189		Resmed, Inc	1,682,170
12,625	*	Signify Health, Inc	332,290
37,121		STERIS plc	8,090,522
86,768		Stryker Corp	23,508,922
2,794	*	Tandem Diabetes Care, Inc	303,624
63,709	*	Teladoc, Inc	9,457,601
16,544		Teleflex, Inc	6,575,082
380,843		UnitedHealth Group, Inc	156,991,102
32,275		Universal Health Services, Inc (Class B)	5,177,233
91,067		Zimmer Biomet Holdings, Inc	14,882,169
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	785,549,460

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
101,103		Church & Dwight Co, Inc	8,753,498
10,170		Clorox Co	1,839,651
171,364		Colgate-Palmolive Co	13,623,438
126,637	*	Coty, Inc	1,105,541
38,548	*	Herbalife Nutrition Ltd	1,963,635
72,844		Kimberly-Clark Corp	9,886,388
1,058,858		Procter & Gamble Co	150,601,373
23,360		Reynolds Consumer Products, Inc	664,592
17,607		Spectrum Brands Holdings, Inc	1,537,972
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	189,976,088

INSURANCE - 3.8%
292,736		Aflac, Inc	16,100,480
5,378	*	Alleghany Corp	3,566,152
129,586		Allstate Corp	16,852,659
29,150		American Financial Group, Inc	3,687,183
189

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

372,496		American International Group, Inc	$17,637,686
39,958		Aon plc	10,390,279
127,183	*	Arch Capital Group Ltd	4,960,137
87,883		Arthur J. Gallagher & Co	12,242,981
26,114		Assurant, Inc	4,121,050
33,022		Assured Guaranty Ltd	1,578,782
50,602	*	Athene Holding Ltd	3,269,901
31,866		Axis Capital Holdings Ltd	1,621,023
37,082	*	Brighthouse Financial, Inc	1,596,751
96,040		Brown & Brown, Inc	5,224,576
194,514		Chubb Ltd	32,822,292
65,255		Cincinnati Financial Corp	7,692,259
10,851		CNA Financial Corp	477,553
3,323		Erie Indemnity Co (Class A)	614,389
13,178		Everest Re Group Ltd	3,331,794
120,384		Fidelity National Financial Inc	5,370,330
45,776		First American Financial Corp	3,081,183
44,420		Globe Life, Inc	4,135,946
16,362	*	GoHealth, Inc	143,986
15,500		Hanover Insurance Group, Inc	2,106,450
153,963		Hartford Financial Services Group, Inc	9,795,126
27,102		Kemper Corp	1,789,003
15,845	*,e	Lemonade, Inc	1,379,466
69,089		Lincoln National Corp	4,257,264
97,978		Loews Corp	5,254,560
4,927	*	Markel Corp	5,942,800
195,007		Marsh & McLennan Cos, Inc	28,708,931
11,900		Mercury General Corp	723,877
322,918		Metlife, Inc	18,632,369
124,026		Old Republic International Corp	3,058,481
16,845		Primerica, Inc	2,463,076
117,084		Principal Financial Group	7,274,429
253,836		Progressive Corp	24,155,034
171,577		Prudential Financial, Inc	17,205,742
29,686		Reinsurance Group of America, Inc (Class A)	3,270,803
11,784		RenaissanceRe Holdings Ltd	1,799,299
109,010		Travelers Cos, Inc	16,233,769
89,093		Unum Group	2,441,148
59,744		W.R. Berkley Corp	4,371,468
1,322		White Mountains Insurance Group Ltd	1,495,936
55,762		Willis Towers Watson plc	11,491,433
		TOTAL INSURANCE	334,369,836

MATERIALS - 3.8%
96,197		Air Products & Chemicals, Inc	27,996,213
50,387		Albemarle Corp	10,381,737
80,289	*	Alcoa Corp	3,223,603
671,294		Amcor plc	7,760,159
28,944		Aptargroup, Inc	3,731,460
10,402		Ardagh Group S.A.	242,887
24,241		Ashland Global Holdings, Inc	2,062,182
16,691		Avery Dennison Corp	3,516,460
73,888	*	Axalta Coating Systems Ltd	2,224,029
98,566		Ball Corp	7,972,018
58,068	*	Berry Global Group, Inc	3,733,192
30,815		Celanese Corp (Series A)	4,800,052
190

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

93,142		CF Industries Holdings, Inc	$4,400,959
34,318		Chemours Co	1,141,073
200,121	*,e	Cleveland-Cliffs, Inc	5,003,025
322,006		Corteva, Inc	13,775,417
50,053		Crown Holdings, Inc	4,993,287
5,026	*	Diversey Holdings Ltd	83,834
301,217		Dow, Inc	18,723,649
231,389		DuPont de Nemours, Inc	17,365,744
17,845		Eagle Materials, Inc	2,521,855
58,454		Eastman Chemical Co	6,588,935
13,692		Ecolab, Inc	3,023,604
103,743		Element Solutions, Inc	2,426,549
42,326		FMC Corp	4,526,766
450,587		Freeport-McMoRan, Inc (Class B)	17,167,365
89,761		Graphic Packaging Holding Co	1,720,718
87,760		Huntsman Corp	2,317,742
108,153		International Flavors & Fragrances, Inc	16,292,168
168,321		International Paper Co	9,722,221
42,443		Louisiana-Pacific Corp	2,353,040
100,163		LyondellBasell Industries NV	9,949,191
27,077		Martin Marietta Materials, Inc	9,837,074
148,538		Mosaic Co	4,638,842
2,878		NewMarket Corp	909,189
348,130		Newmont Goldcorp Corp	21,869,527
129,578		Nucor Corp	13,478,704
59,277		Olin Corp	2,787,797
40,388		Packaging Corp of America	5,714,902
59,467		PPG Industries, Inc	9,724,044
27,955		Reliance Steel & Aluminum Co	4,393,128
28,171		Royal Gold, Inc	3,423,340
24,016		RPM International, Inc	2,079,545
29,902		Sealed Air Corp	1,696,938
36,969		Silgan Holdings, Inc	1,497,984
43,377		Sonoco Products Co	2,767,019
3,185		Southern Copper Corp (NY)	209,063
70,140		Steel Dynamics, Inc	4,520,523
114,949		United States Steel Corp	3,043,849
82,407		Valvoline, Inc	2,528,247
57,145		Vulcan Materials Co	10,285,529
11,403		Westlake Chemical Corp	945,537
112,441		WestRock Co	5,533,222
		TOTAL MATERIALS	333,625,137

MEDIA & ENTERTAINMENT - 5.8%
335,666		Activision Blizzard, Inc	28,068,391
18,178	*	Alphabet, Inc (Class A)	48,981,166
17,140	*	Alphabet, Inc (Class C)	46,353,759
27,569	*	Altice USA, Inc	847,195
1,093		Cable One, Inc	2,063,573
2,999	*	Charter Communications, Inc	2,231,406
1,983,125		Comcast Corp (Class A)	116,667,244
72,114	*	Discovery, Inc (Class A)	2,092,027
136,724	*	Discovery, Inc (Class C)	3,706,588
107,769	*	DISH Network Corp (Class A)	4,514,444
124,483		Electronic Arts, Inc	17,920,573
143,899		Fox Corp (Class A)	5,131,438
191

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

70,118		Fox Corp (Class B)	$2,330,722
32,870	*	IAC	4,512,722
170,286		Interpublic Group of Cos, Inc	6,021,313
10,841	*	Liberty Broadband Corp (Class A)	1,861,075
65,842	*	Liberty Broadband Corp (Class C)	11,686,297
12,352	*	Liberty Media Group (Class A)	512,114
84,558	*	Liberty Media Group (Class C)	3,968,307
34,509	*	Liberty SiriusXM Group (Class A)	1,611,225
71,472	*	Liberty SiriusXM Group (Class C)	3,302,006
35,620	*	Live Nation, Inc	2,810,062
4,999	*	Madison Square Garden Co	813,537
69,681		New York Times Co (Class A)	3,050,634
166,229		News Corp (Class A)	4,094,220
53,175		News Corp (Class B)	1,250,144
16,488		Nexstar Media Group Inc	2,424,890
91,644		Omnicom Group, Inc	6,673,516
387,514	e	Sirius XM Holdings, Inc	2,507,216
39,330	*	Take-Two Interactive Software, Inc	6,820,609
16,372	*	TripAdvisor, Inc	621,317
303,234	*	Twitter, Inc	21,150,572
5,779		ViacomCBS, Inc (Class A)	257,339
253,213		ViacomCBS, Inc (Class B)	10,364,008
4,311	*	Vimeo, Inc	193,133
749,332	*	Walt Disney Co	131,897,419
2,601		World Wrestling Entertainment, Inc (Class A)	128,437
225,043	*	Zynga, Inc	2,272,934
		TOTAL MEDIA & ENTERTAINMENT	511,713,572

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
5,099	*	Adaptive Biotechnologies Corp	186,929
14,275		Agilent Technologies, Inc	2,187,358
44,210		Amgen, Inc	10,678,483
65,152	*	Biogen, Inc	21,287,113
78,439	*	BioMarin Pharmaceutical, Inc	6,018,624
9,224	*	Bio-Rad Laboratories, Inc (Class A)	6,821,240
971,150		Bristol-Myers Squibb Co	65,911,951
53,434	*	Catalent, Inc	6,401,928
1,350	*	Charles River Laboratories International, Inc	549,342
193,255	*	Elanco Animal Health, Inc	7,048,010
77,512		Eli Lilly & Co	18,874,172
5,506	*	Exact Sciences Corp	593,767
19,168	*	Exelixis, Inc	322,981
545,770		Gilead Sciences, Inc	37,270,633
77,296	*	Horizon Therapeutics Plc	7,731,146
11,439	*	Incyte Corp	884,807
4,767	*	Ionis Pharmaceuticals, Inc	177,046
43,453	*	Iovance Biotherapeutics, Inc	967,698
41,922	*	IQVIA Holdings, Inc	10,384,079
25,264	*	Jazz Pharmaceuticals plc	4,282,753
1,145,865		Johnson & Johnson	197,317,953
1,101,645		Merck & Co, Inc	84,683,451
2,801	*	Mirati Therapeutics, Inc	448,328
2,288	*	Natera, Inc	262,022
74,117	*	Nektar Therapeutics	1,170,307
109,070	*	Organon & Co	3,164,121
48,737		PerkinElmer, Inc	8,881,344
192

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

58,349		Perrigo Co plc	$2,802,502
2,427,652		Pfizer, Inc	103,927,782
40,704	*	PPD, Inc	1,877,269
100,534	*	QIAGEN NV	5,307,190
38,896	*	Regeneron Pharmaceuticals, Inc	22,350,031
1,365	*	Repligen Corp	335,381
57,056		Royalty Pharma plc	2,179,539
23,705	*	Sage Therapeutics, Inc	1,036,620
6,139	*	Seagen, Inc	941,661
38,100	*	Syneos Health, Inc	3,416,427
155,486		Thermo Fisher Scientific, Inc	83,963,995
7,093	*	Ultragenyx Pharmaceutical, Inc	566,234
19,139	*	United Therapeutics Corp	3,481,958
67,548	*	Vertex Pharmaceuticals, Inc	13,616,326
532,286		Viatris, Inc	7,489,264
1,841	*	Waters Corp	717,640
11,121		Zoetis, Inc	2,254,227
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	760,771,632

REAL ESTATE - 4.7%
63,523		Alexandria Real Estate Equities, Inc	12,789,721
59,985		American Campus Communities, Inc	3,017,845
120,129		American Homes 4 Rent	5,045,418
108,553		Americold Realty Trust	4,217,284
67,604		Apartment Income REIT Corp	3,558,675
60,638		AvalonBay Communities, Inc	13,815,156
67,038		Boston Properties, Inc	7,868,920
129,814		Brixmor Property Group, Inc	2,988,318
41,339		Camden Property Trust	6,175,633
137,320	*	CBRE Group, Inc	13,245,887
3,990		Coresite Realty	551,458
64,859		Cousins Properties, Inc	2,576,200
86,455		CubeSmart	4,293,355
53,930		CyrusOne, Inc	3,843,591
121,914		Digital Realty Trust, Inc	18,794,262
72,900		Douglas Emmett, Inc	2,434,860
162,347		Duke Realty Corp	8,260,215
32,800		EPR Properties	1,649,840
11,274		Equinix, Inc	9,249,302
35,270		Equity Lifestyle Properties, Inc	2,955,626
159,919		Equity Residential	13,453,985
28,445		Essex Property Trust, Inc	9,332,805
51,960		Extra Space Storage, Inc	9,048,314
32,976		Federal Realty Investment Trust	3,875,669
58,402		First Industrial Realty Trust, Inc	3,199,262
96,680		Gaming and Leisure Properties, Inc	4,576,831
95,250		Healthcare Trust of America, Inc	2,723,198
232,617		Healthpeak Properties Inc	8,599,851
45,069		Highwoods Properties, Inc	2,149,341
306,396	*	Host Hotels and Resorts, Inc	4,880,888
17,193	*	Howard Hughes Corp	1,593,963
65,811		Hudson Pacific Properties	1,794,008
245,998		Invitation Homes, Inc	10,007,199
36,465		Iron Mountain, Inc	1,595,708
53,371		JBG SMITH Properties	1,741,496
22,462	*	Jones Lang LaSalle, Inc	4,999,367
193

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

50,345		Kilroy Realty Corp	$3,487,398
176,150		Kimco Realty Corp	3,757,280
4,668		Lamar Advertising Co	497,609
32,992		Life Storage, Inc	3,871,941
246,629		Medical Properties Trust, Inc	5,186,608
49,157		Mid-America Apartment Communities, Inc	9,492,217
75,752		National Retail Properties, Inc	3,702,000
101,834		Omega Healthcare Investors, Inc	3,694,538
125,668	*,e	Opendoor Technologies, Inc	1,862,400
107,054	*	Park Hotels & Resorts, Inc	1,980,499
320,396		Prologis, Inc	41,023,504
15,627		Public Storage, Inc	4,883,125
64,026		Rayonier, Inc	2,414,420
161,177		Realty Income Corp	11,329,131
73,842		Regency Centers Corp	4,830,005
57,956		Rexford Industrial Realty, Inc	3,565,453
39,170		SBA Communications Corp	13,356,578
18,379		Simon Property Group, Inc	2,325,311
30,040		SL Green Realty Corp	2,236,778
49,701		Spirit Realty Capital, Inc	2,495,984
104,045		STORE Capital Corp	3,765,389
47,529		Sun Communities, Inc	9,320,912
128,388		UDR, Inc	7,060,056
162,701		Ventas, Inc	9,726,266
98,937		VEREIT, Inc	4,844,945
232,871		VICI Properties, Inc	7,263,247
76,892		Vornado Realty Trust	3,344,802
55,848		Weingarten Realty Investors	1,797,747
181,407		Welltower, Inc	15,757,012
325,294		Weyerhaeuser Co	10,972,167
76,255		WP Carey, Inc	6,153,016
		TOTAL REAL ESTATE	416,901,789

RETAILING - 1.7%
28,450		Advance Auto Parts, Inc	6,033,107
21,827	*	Autonation, Inc	2,648,270
7,510	*	AutoZone, Inc	12,193,011
82,803		Best Buy Co, Inc	9,302,917
1,655	*	Burlington Stores, Inc	554,094
64,803	*	CarMax, Inc	8,680,362
26,951		Dick’s Sporting Goods, Inc	2,806,677
59,415		Dollar General Corp	13,822,306
100,653	*	Dollar Tree, Inc	10,044,163
4,327	*	DoorDash, Inc	754,153
38,590		Foot Locker, Inc	2,201,945
90,629		Gap, Inc	2,643,648
61,332		Genuine Parts Co	7,784,257
68,378		Kohl’s Corp	3,473,602
42,894		L Brands, Inc	3,434,523
5,340	*	Leslie’s, Inc	130,029
11,307		Lithia Motors, Inc (Class A)	4,265,226
122,276	*	LKQ Corp	6,205,507
10,560	*	Nordstrom, Inc	349,536
28,048	*	Ollie’s Bargain Outlet Holdings, Inc	2,611,269
20,978	*	O’Reilly Automotive, Inc	12,667,355
13,655		Penske Auto Group, Inc	1,209,833
194

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

30,063	*	Petco Health & Wellness Co, Inc	$620,200
166,733		Qurate Retail Group, Inc QVC Group	1,977,453
119,362		Target Corp	31,159,450
37,119	*,e	Vroom, Inc	1,374,888
14,419	*,e	Wayfair, Inc	3,480,170
7,727		Williams-Sonoma, Inc	1,172,186
		TOTAL RETAILING	153,600,137

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
136,431		Analog Devices, Inc	22,841,278
6,654		Brooks Automation, Inc	592,273
25,596	*	Cirrus Logic, Inc	2,113,974
49,588	*	Cree, Inc	4,599,783
45,572	*	First Solar, Inc	3,921,015
1,757,796		Intel Corp	94,428,801
350,663		Marvell Technology, Inc	21,218,618
5,982	*	Maxim Integrated Products, Inc	597,662
16,961		Microchip Technology, Inc	2,427,458
419,821	*	Micron Technology, Inc	32,569,713
3,708		MKS Instruments, Inc	580,080
82,944		NXP Semiconductors NV	17,118,812
83,575	*	ON Semiconductor Corp	3,264,439
49,497	*	Qorvo, Inc	9,384,136
37,975		Skyworks Solutions, Inc	7,006,767
152,691		Texas Instruments, Inc	29,105,958
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	251,770,767

SOFTWARE & SERVICES - 4.8%
54,344		Accenture plc	17,264,002
69,973	*	Akamai Technologies, Inc	8,391,162
21,369		Alliance Data Systems Corp	1,992,659
55,766		Amdocs Ltd	4,300,116
22,152	*	Ansys, Inc	8,162,126
15,132		Automatic Data Processing, Inc	3,172,121
65,351	*	Black Knight, Inc	5,411,716
4,575		Broadridge Financial Solutions, Inc	793,717
5,804	*,e	C3.ai, Inc	292,231
46,597		CDK Global, Inc	2,236,190
55,536	*	Ceridian HCM Holding, Inc	5,464,742
34,298		Citrix Systems, Inc	3,455,524
6,161	*	Cloudflare, Inc	730,879
228,829		Cognizant Technology Solutions Corp (Class A)	16,825,796
18,198	*	Concentrix Corp	2,979,559
12,535	*,e	Datto Holding Corp	327,038
27,604		Dolby Laboratories, Inc (Class A)	2,680,348
23,954	*	Duck Creek Technologies, Inc	1,052,299
110,700	*	DXC Technology Co	4,425,786
4,666	*	Dynatrace, Inc	298,017
6,358	*	Euronet Worldwide, Inc	908,050
47,442	*,e	Fastly, Inc	2,280,537
269,291		Fidelity National Information Services, Inc	40,137,824
74,344	*	FireEye, Inc	1,501,749
242,244	*	Fiserv, Inc	27,884,707
27,422	*	FleetCor Technologies, Inc	7,080,909
74,802		Genpact Ltd	3,725,888
127,419		Global Payments, Inc	24,644,109
195

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

64,824	*	GoDaddy, Inc	$5,435,492
36,069	*	Guidewire Software, Inc	4,155,149
388,454		International Business Machines Corp	54,756,476
23,464		Jack Henry & Associates, Inc	4,084,848
4,374	*	Jamf Holding Corp	143,511
12,706	*	Manhattan Associates, Inc	2,028,259
8,275		McAfee Corp	224,004
20,166	*	Medallia, Inc	683,022
16,118	*	N-Able, Inc	222,428
177,677		NortonLifelock, Inc	4,409,943
77,785	*	Nuance Communications, Inc	4,270,397
52,110		Oracle Corp	4,540,865
17,736		Paychex, Inc	2,018,712
132,629	*	Paysafe Ltd	1,431,067
1,540		Pegasystems, Inc	196,566
324,735	*	salesforce.com, Inc	78,563,139
3,030	*	Snowflake, Inc	805,132
32,237	*	SolarWinds Corp	362,344
97,708		SS&C Technologies Holdings, Inc	7,659,330
6,514	*	StoneCo Ltd	383,284
24,239	*	Synopsys, Inc	6,980,590
6,834	*	Teradata Corp	339,376
50,604	*	Twilio, Inc	18,905,148
2,320	*	Tyler Technologies, Inc	1,142,925
42,869	*	VeriSign, Inc	9,275,566
22,387	*	VMware, Inc (Class A)	3,441,777
131,997		Western Union Co	3,063,650
6,318	*	WEX, Inc	1,198,714
		TOTAL SOFTWARE & SERVICES	419,141,515

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
74,013		Amphenol Corp (Class A)	5,365,202
2,745	*	Arista Networks, Inc	1,044,170
31,845	*	Arrow Electronics, Inc	3,775,862
41,127		Avnet, Inc	1,699,368
66,983	*	Ciena Corp	3,894,392
1,837,593		Cisco Systems, Inc	101,747,524
1,082	*	Coherent, Inc	266,107
219,128		Corning, Inc	9,172,698
61,575	*	Dell Technologies, Inc	5,949,376
25,923	*	F5 Networks, Inc	5,353,359
563,018		Hewlett Packard Enterprise Co	8,163,761
353,877		HP, Inc	10,216,429
14,531	*	IPG Photonics Corp	3,170,083
12,967		Jabil Inc	772,055
144,077		Juniper Networks, Inc	4,054,327
44,734	*	Keysight Technologies, Inc	7,360,980
10,318		Littelfuse, Inc	2,744,485
32,529	*	Lumentum Holdings, Inc	2,732,111
72,164		Motorola Solutions, Inc	16,158,963
58,588		National Instruments Corp	2,584,317
36,164	*	NCR Corp	1,605,681
32,251		NetApp, Inc	2,566,857
7,333	*	Pure Storage, Inc	143,140
18,503		SYNNEX Corp	2,211,849
109,241	*	Trimble Inc	9,340,105
196

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

698		Ubiquiti, Inc	$218,544
25,694	*	Viasat, Inc	1,275,450
33,370		Vontier Corp	1,079,519
133,974	*	Western Digital Corp	8,698,932
63,598		Xerox Holdings Corp	1,534,620
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	224,900,266

TELECOMMUNICATION SERVICES - 2.6%
3,104,714		AT&T, Inc	87,087,228
478,902		Lumen Technologies, Inc	5,971,908
255,903	*	T-Mobile US, Inc	36,855,150
1,801,761		Verizon Communications, Inc	100,502,228
		TOTAL TELECOMMUNICATION SERVICES	230,416,514

TRANSPORTATION - 1.8%
52,562	*	Alaska Air Group, Inc	3,050,173
3,903		Amerco, Inc	2,294,808
275,337	*	American Airlines Group, Inc	5,611,368
45,590		CH Robinson Worldwide, Inc	4,065,260
14,786	*	Copa Holdings S.A. (Class A)	1,048,475
983,768		CSX Corp	31,795,382
21,201		Expeditors International of Washington, Inc	2,719,028
60,162		FedEx Corp	16,842,352
4,049		JB Hunt Transport Services, Inc	682,054
134,996	*	JetBlue Airways Corp	1,996,591
28,958		Kansas City Southern	7,754,952
26,200	*	Kirby Corp	1,517,242
69,127		Knight-Swift Transportation Holdings, Inc	3,434,921
1,857		Landstar System, Inc	291,549
108,464		Norfolk Southern Corp	27,965,273
3,473		Old Dominion Freight Line	934,758
22,960		Ryder System, Inc	1,748,404
23,804		Schneider National, Inc	534,162
257,312	*	Southwest Airlines Co	12,999,402
13,622	*,e	TuSimple Holdings, Inc	501,290
102,187	*	Uber Technologies, Inc	4,441,047
106,160		Union Pacific Corp	23,223,562
139,026	*	United Airlines Holdings Inc	6,495,295
5,667	*	XPO Logistics, Inc	785,956
		TOTAL TRANSPORTATION	162,733,304

UTILITIES - 4.9%
288,869		AES Corp	6,846,195
108,332		Alliant Energy Corp	6,340,672
109,890		Ameren Corp	9,221,969
218,228		American Electric Power Co, Inc	19,230,251
78,764		American Water Works Co, Inc	13,398,544
56,304		Atmos Energy Corp	5,551,011
25,822		Avangrid, Inc	1,346,359
41,126		Brookfield Renewable Corp	1,745,387
253,799		Centerpoint Energy, Inc	6,461,722
125,115		CMS Energy Corp	7,730,856
149,092		Consolidated Edison, Inc	10,998,517
350,707		Dominion Energy, Inc	26,257,433
83,821		DTE Energy Co	9,833,880
334,260		Duke Energy Corp	35,134,069
197

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

160,386		Edison International			$8,741,037
86,643		Entergy Corp			8,917,297
99,004		Essential Utilities Inc			4,863,076
99,221		Evergy, Inc			6,471,194
149,176		Eversource Energy			12,869,413
424,097		Exelon Corp			19,847,740
236,122		FirstEnergy Corp			9,048,195
49,179		Hawaiian Electric Industries, Inc			2,131,418
22,796		Idacorp, Inc			2,403,838
86,990		MDU Resources Group, Inc			2,759,323
38,632		National Fuel Gas Co			1,986,844
852,652		NextEra Energy, Inc			66,421,591
167,771		NiSource, Inc			4,155,688
59,519		NRG Energy, Inc			2,454,564
88,771		OGE Energy Corp			2,996,021
660,453	*,b	PG&E Corp			5,805,382
48,823		Pinnacle West Capital Corp			4,079,162
335,588		PPL Corp			9,520,632
218,808		Public Service Enterprise Group, Inc			13,616,422
136,995		Sempra Energy			17,898,397
459,578		Southern Co			29,353,247
91,146		UGI Corp			4,191,804
207,662		Vistra Energy Corp			3,976,727
136,979		WEC Energy Group, Inc			12,895,203
233,951		Xcel Energy, Inc			15,967,156
		TOTAL UTILITIES			433,468,236

		TOTAL COMMON STOCKS			8,815,665,170
		(Cost $6,190,848,396)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENT - 0.1%
$4,060,000	r	Fixed Income Clearing Corp (FICC)	0.020%	08/02/21	4,060,000
		TOTAL REPURCHASE AGREEMENT			4,060,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
11,548,406	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		11,548,406
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,548,406

		TOTAL SHORT-TERM INVESTMENTS			15,608,406
		(Cost $15,608,406)
		TOTAL INVESTMENTS - 100.1%			8,831,273,576
		(Cost $6,206,456,802)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(6,889,209)
		NET ASSETS - 100.0%			$8,824,384,367

Abbreviation(s):
REIT Real Estate Investment Trust
198

TIAA-CREF FUNDS – Large-Cap Value Index Fund

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,435,712.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $4,060,000 on 8/02/21, collateralized by U.S. Treasury Notes valued at $4,141,314.

199

TIAA-CREF FUNDS – S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.9%
59,572	*	Aptiv plc	$9,939,588
50,757		BorgWarner, Inc	2,486,078
844,091	*	Ford Motor Co	11,775,069
275,465	*	General Motors Co	15,657,431
167,899	*	Tesla, Inc	115,380,193
		TOTAL AUTOMOBILES & COMPONENTS	155,238,359

BANKS - 4.1%
1,643,094		Bank of America Corp	63,029,086
454,231		Citigroup, Inc	30,715,100
91,994		Citizens Financial Group, Inc	3,878,467
30,410		Comerica, Inc	2,087,951
153,563		Fifth Third Bancorp	5,572,801
37,843		First Republic Bank	7,380,142
321,045		Huntington Bancshares, Inc	4,520,314
659,563		JPMorgan Chase & Co	100,108,472
208,379		Keycorp	4,096,731
27,047		M&T Bank Corp	3,620,241
81,102		People’s United Financial, Inc	1,273,301
92,591		PNC Financial Services Group, Inc	16,889,524
216,290		Regions Financial Corp	4,163,583
11,890	*	SVB Financial Group	6,539,024
294,149		Truist Financial Corp	16,010,530
294,875		US Bancorp	16,377,358
896,846		Wells Fargo & Co	41,201,105
38,472		Zions Bancorporation	2,006,315
		TOTAL BANKS	329,470,045

CAPITAL GOODS - 5.7%
125,694		3M Co	24,879,870
27,771		A.O. Smith Corp	1,953,134
19,616		Allegion plc	2,679,546
49,961		Ametek, Inc	6,947,077
119,003	*	Boeing Co	26,951,799
174,471		Carrier Global Corp	9,639,523
118,774		Caterpillar, Inc	24,556,524
32,469		Cummins, Inc	7,536,055
67,997		Deere & Co	24,587,035
30,682		Dover Corp	5,127,576
87,470		Eaton Corp	13,824,633
131,783		Emerson Electric Co	13,295,587
125,944		Fastenal Co	6,897,953
72,955		Fortive Corp	5,300,910
30,163		Fortune Brands Home & Security, Inc	2,939,988
13,851	*	Generac Holdings, Inc	5,808,555
51,026		General Dynamics Corp	10,002,627
200

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

1,910,118		General Electric Co	$24,736,028
151,093		Honeywell International, Inc	35,324,032
87,606	*	Howmet Aerospace, Inc	2,875,229
8,029		Huntington Ingalls	1,646,989
16,273		IDEX Corp	3,688,926
63,158		Illinois Tool Works, Inc	14,316,024
80,039	*	Ingersoll Rand, Inc	3,911,506
158,757		Johnson Controls International plc	11,338,425
45,015		L3Harris Technologies, Inc	10,206,701
53,404		Lockheed Martin Corp	19,848,665
54,442		Masco Corp	3,250,732
33,426		Northrop Grumman Corp	12,134,307
88,743		Otis Worldwide Corp	7,946,936
74,121		PACCAR, Inc	6,151,302
28,123		Parker-Hannifin Corp	8,775,220
36,121		Pentair plc	2,661,034
30,397		Quanta Services, Inc	2,763,087
331,143		Raytheon Technologies Corp	28,792,884
24,863		Rockwell Automation, Inc	7,643,383
22,793		Roper Technologies Inc	11,199,113
11,910		Snap-On, Inc	2,596,142
35,644		Stanley Black & Decker, Inc	7,023,650
10,529	*	Teledyne Technologies, Inc	4,767,215
50,347		Textron, Inc	3,474,446
52,542		Trane Technologies plc	10,698,077
11,873	*	TransDigm Group, Inc	7,611,662
15,699	*	United Rentals, Inc	5,173,605
9,628		W.W. Grainger, Inc	4,280,416
36,934		Wabtec Corp	3,134,589
39,823		Xylem, Inc	5,011,725
		TOTAL CAPITAL GOODS	465,910,442

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
19,060		Cintas Corp	7,513,071
45,687	*	Copart, Inc	6,715,989
26,466		Equifax, Inc	6,897,040
81,985		IHS Markit Ltd	9,579,127
27,178		Jacobs Engineering Group, Inc	3,675,824
30,347		Leidos Holdings, Inc	3,229,528
73,769		Nielsen NV	1,747,588
45,434		Republic Services, Inc	5,377,568
24,252		Robert Half International, Inc	2,381,789
47,411		Rollins, Inc	1,817,264
35,827		Verisk Analytics, Inc	6,804,980
85,009		Waste Management, Inc	12,603,434
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	68,343,202

CONSUMER DURABLES & APPAREL - 1.2%
74,696		DR Horton, Inc	7,128,239
33,049		Garmin Ltd	5,195,303
73,272		Hanesbrands, Inc	1,337,947
25,734		Hasbro, Inc	2,558,989
25,945		Leggett & Platt, Inc	1,246,138
59,088		Lennar Corp (Class A)	6,213,103
12,234	*	Mohawk Industries, Inc	2,384,407
77,203		Newell Brands Inc	1,910,774
201

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

276,656		Nike, Inc (Class B)	$46,342,647
739	*	NVR, Inc	3,859,501
55,776		Pulte Homes, Inc	3,060,429
15,340	*	PVH Corp	1,604,871
11,674		Ralph Lauren Corp	1,325,232
62,678	*	Tapestry, Inc	2,651,279
39,922	*	Under Armour, Inc (Class A)	816,405
34,798	*	Under Armour, Inc (Class C)	609,661
70,490		VF Corp	5,653,298
13,583		Whirlpool Corp	3,009,178
		TOTAL CONSUMER DURABLES & APPAREL	96,907,401

CONSUMER SERVICES - 2.0%
8,907	*	Booking Holdings, Inc	19,401,762
45,907	*	Caesars Entertainment, Inc	4,010,436
176,084	*	Carnival Corp	3,812,219
6,176	*	Chipotle Mexican Grill, Inc (Class A)	11,508,605
28,574		Darden Restaurants, Inc	4,168,375
8,406		Domino’s Pizza, Inc	4,417,269
30,381	*	Expedia Group, Inc	4,887,392
60,522	*	Hilton Worldwide Holdings, Inc	7,955,617
71,858	*	Las Vegas Sands Corp	3,043,186
57,545	*	Marriott International, Inc (Class A)	8,400,419
162,376		McDonald’s Corp	39,410,279
92,652		MGM Resorts International	3,477,230
80,280	*,e	Norwegian Cruise Line Holdings Ltd	1,929,128
32,761	*	Penn National Gaming, Inc	2,240,197
48,344	*	Royal Caribbean Cruises Ltd	3,716,203
255,904		Starbucks Corp	31,074,423
21,985	*	Wynn Resorts Ltd	2,161,785
65,101		Yum! Brands, Inc	8,553,620
		TOTAL CONSUMER SERVICES	164,168,145

DIVERSIFIED FINANCIALS - 5.1%
141,722		American Express Co	24,167,853
25,208		Ameriprise Financial, Inc	6,492,572
177,899		Bank of New York Mellon Corp	9,131,556
412,318	*	Berkshire Hathaway, Inc (Class B)	114,743,976
30,890		BlackRock, Inc	26,786,881
98,359		Capital One Financial Corp	15,904,650
22,974		CBOE Global Markets, Inc	2,721,730
325,060		Charles Schwab Corp	22,087,827
78,239		CME Group, Inc	16,596,839
66,384		Discover Financial Services	8,252,859
59,515		Franklin Resources, Inc	1,758,668
74,902		Goldman Sachs Group, Inc	28,079,262
122,233		Intercontinental Exchange Group, Inc	14,647,180
75,924		Invesco Ltd	1,851,027
8,146		MarketAxess Holdings, Inc	3,870,735
35,220		Moody’s Corp	13,242,720
325,673		Morgan Stanley	31,258,095
17,620		MSCI, Inc (Class A)	10,500,815
24,448		Nasdaq Inc	4,565,175
45,003		Northern Trust Corp	5,078,589
26,452		Raymond James Financial, Inc	3,425,005
52,192		S&P Global, Inc	22,375,754
202

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

77,598		State Street Corp	$6,761,890
121,153		Synchrony Financial	5,696,614
49,650		T Rowe Price Group, Inc	10,136,544
		TOTAL DIVERSIFIED FINANCIALS	410,134,816

ENERGY - 2.5%
82,349		APA Corp	1,544,044
149,871		Baker Hughes Co	3,183,260
82,615		Cabot Oil & Gas Corp	1,321,840
420,521		Chevron Corp	42,813,243
297,287		ConocoPhillips	16,665,909
133,080		Devon Energy Corp	3,438,787
39,861		Diamondback Energy, Inc	3,074,479
127,587		EOG Resources, Inc	9,295,989
927,268	d	Exxon Mobil Corp	53,382,819
193,782		Halliburton Co	4,007,412
58,822		Hess Corp	4,496,354
417,981		Kinder Morgan, Inc	7,264,510
162,496		Marathon Oil Corp	1,883,329
138,737		Marathon Petroleum Corp	7,661,057
81,523	*	NOV, Inc	1,125,832
181,572		Occidental Petroleum Corp	4,739,029
95,485		ONEOK, Inc	4,962,355
95,621		Phillips 66	7,021,450
50,394		Pioneer Natural Resources Co	7,325,776
312,206		Schlumberger Ltd	9,000,899
90,192		Valero Energy Corp	6,040,158
261,788		Williams Cos, Inc	6,557,789
		TOTAL ENERGY	206,806,320

FOOD & STAPLES RETAILING - 1.3%
96,072		Costco Wholesale Corp	41,284,060
168,635		Kroger Co	6,863,444
112,146		SYSCO Corp	8,321,233
152,844		Walgreens Boots Alliance, Inc	7,206,595
300,684		Walmart, Inc	42,862,504
		TOTAL FOOD & STAPLES RETAILING	106,537,836

FOOD, BEVERAGE & TOBACCO - 3.0%
403,855		Altria Group, Inc	19,401,194
121,943		Archer-Daniels-Midland Co	7,282,436
39,852		Brown-Forman Corp (Class B)	2,826,304
45,785		Campbell Soup Co	2,001,720
841,378		Coca-Cola Co	47,983,787
103,806		ConAgra Brands, Inc	3,476,463
36,858		Constellation Brands, Inc (Class A)	8,268,724
133,819		General Mills, Inc	7,876,586
31,747		Hershey Co	5,678,903
58,708		Hormel Foods Corp	2,722,877
23,112		J.M. Smucker Co	3,030,214
52,881		Kellogg Co	3,350,540
143,451		Kraft Heinz Co	5,518,560
32,935		Lamb Weston Holdings, Inc	2,199,070
53,673		McCormick & Co, Inc	4,517,657
42,589	*	Molson Coors Brewing Co (Class B)	2,082,176
307,123		Mondelez International, Inc	19,428,601
203

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

79,350	*	Monster Beverage Corp	$7,484,292
300,399		PepsiCo, Inc	47,147,623
338,238		Philip Morris International, Inc	33,854,242
65,597		Tyson Foods, Inc (Class A)	4,687,562
		TOTAL FOOD, BEVERAGE & TOBACCO	240,819,531

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
385,907		Abbott Laboratories	46,687,029
10,191	*	Abiomed, Inc	3,333,884
15,512	*	Align Technology, Inc	10,793,250
31,666		AmerisourceBergen Corp	3,868,635
53,277		Anthem, Inc	20,458,901
108,828		Baxter International, Inc	8,417,846
63,260		Becton Dickinson & Co	16,178,745
311,324	*	Boston Scientific Corp	14,196,374
63,009		Cardinal Health, Inc	3,741,474
126,245	*	Centene Corp	8,661,669
66,210		Cerner Corp	5,322,622
74,676		Cigna Corp	17,137,395
10,722		Cooper Cos, Inc	4,522,218
284,839		CVS Health Corp	23,459,340
138,183		Danaher Corp	41,108,061
14,687	*	DaVita, Inc	1,766,112
48,479		Dentsply Sirona, Inc	3,201,553
21,095	*	DexCom, Inc	10,874,683
135,288	*	Edwards Lifesciences Corp	15,188,784
57,584		HCA Healthcare, Inc	14,292,349
32,595	*	Henry Schein, Inc	2,612,489
54,619	*	Hologic, Inc	4,098,610
28,301		Humana, Inc	12,052,264
18,461	*	IDEXX Laboratories, Inc	12,526,342
25,548	*	Intuitive Surgical, Inc	25,329,820
21,216	*	Laboratory Corp of America Holdings	6,283,118
35,312		McKesson Corp	7,197,645
293,302		Medtronic plc	38,513,486
27,977		Quest Diagnostics, Inc	3,967,139
31,359		Resmed, Inc	8,523,376
21,241		STERIS plc	4,629,476
71,234		Stryker Corp	19,300,140
9,977		Teleflex, Inc	3,965,159
205,249		UnitedHealth Group, Inc	84,607,743
17,191		Universal Health Services, Inc (Class B)	2,757,608
16,375		West Pharmaceutical Services, Inc	6,742,079
45,396		Zimmer Biomet Holdings, Inc	7,418,614
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	523,736,032

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
53,592		Church & Dwight Co, Inc	4,639,995
28,266		Clorox Co	5,113,037
184,569		Colgate-Palmolive Co	14,673,235
49,940		Estee Lauder Cos (Class A)	16,671,470
74,437		Kimberly-Clark Corp	10,102,590
534,257		Procter & Gamble Co	75,987,373
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	127,187,700
204

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES	COMPANY	VALUE

INSURANCE - 1.8%
140,715	Aflac, Inc	$7,739,325
66,518	Allstate Corp	8,650,666
190,790	American International Group, Inc	9,033,907
49,411	Aon plc	12,848,342
43,353	Arthur J. Gallagher & Co	6,039,506
12,951	Assurant, Inc	2,043,797
98,844	Chubb Ltd	16,678,937
31,716	Cincinnati Financial Corp	3,738,682
8,350	Everest Re Group Ltd	2,111,130
19,619	Globe Life, Inc	1,826,725
78,814	Hartford Financial Services Group, Inc	5,014,147
36,540	Lincoln National Corp	2,251,595
48,586	Loews Corp	2,605,667
110,122	Marsh & McLennan Cos, Inc	16,212,161
163,593	Metlife, Inc	9,439,316
54,828	Principal Financial Group	3,406,464
126,710	Progressive Corp	12,057,724
86,983	Prudential Financial, Inc	8,722,655
55,126	Travelers Cos, Inc	8,209,364
36,914	Unum Group	1,011,444
31,147	W.R. Berkley Corp	2,279,026
28,292	Willis Towers Watson plc	5,830,415
	TOTAL INSURANCE	147,750,995

MATERIALS - 2.6%
48,102	Air Products & Chemicals, Inc	13,999,125
25,607	Albemarle Corp	5,276,066
332,568	Amcor plc	3,844,486
18,422	Avery Dennison Corp	3,881,147
71,197	Ball Corp	5,758,413
25,501	Celanese Corp (Series A)	3,972,291
46,418	CF Industries Holdings, Inc	2,193,251
159,197	Corteva, Inc	6,810,448
162,909	Dow, Inc	10,126,423
117,849	DuPont de Nemours, Inc	8,844,567
30,523	Eastman Chemical Co	3,440,553
54,755	Ecolab, Inc	12,091,547
28,046	FMC Corp	2,999,520
314,210	Freeport-McMoRan, Inc (Class B)	11,971,401
54,372	International Flavors & Fragrances, Inc	8,190,598
87,265	International Paper Co	5,040,426
113,247	Linde plc	34,810,995
55,536	LyondellBasell Industries NV	5,516,391
13,676	Martin Marietta Materials, Inc	4,968,491
72,201	Mosaic Co	2,254,837
176,241	Newmont Goldcorp Corp	11,071,460
64,193	Nucor Corp	6,677,356
19,558	Packaging Corp of America	2,767,457
51,629	PPG Industries, Inc	8,442,374
33,956	Sealed Air Corp	1,927,003
52,503	Sherwin-Williams Co	15,279,948
28,878	Vulcan Materials Co	5,197,751
58,136	WestRock Co	2,860,873
	TOTAL MATERIALS	210,215,198
205

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 9.8%
169,020		Activision Blizzard, Inc	$14,133,452
65,598	*	Alphabet, Inc (Class A)	176,755,779
61,975	*	Alphabet, Inc (Class C)	167,606,430
30,004	*	Charter Communications, Inc	22,324,476
998,924		Comcast Corp (Class A)	58,766,699
35,399	*	Discovery, Inc (Class A)	1,026,925
65,253	*	Discovery, Inc (Class C)	1,769,009
54,590	*	DISH Network Corp (Class A)	2,286,775
62,100		Electronic Arts, Inc	8,939,916
522,064	*	Facebook, Inc	186,011,403
73,726		Fox Corp (Class A)	2,629,069
34,115		Fox Corp (Class B)	1,133,983
88,389		Interpublic Group of Cos, Inc	3,125,435
31,722	*	Live Nation, Inc	2,502,549
96,275	*	Netflix, Inc	49,829,052
84,465		News Corp (Class A)	2,080,373
25,832		News Corp (Class B)	607,310
47,249		Omnicom Group, Inc	3,440,672
25,499	*	Take-Two Interactive Software, Inc	4,422,037
174,380	*	Twitter, Inc	12,163,005
133,895		ViacomCBS, Inc (Class B)	5,480,322
394,558	*	Walt Disney Co	69,450,099
		TOTAL MEDIA & ENTERTAINMENT	796,484,770

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
385,124		AbbVie, Inc	44,789,921
66,964		Agilent Technologies, Inc	10,260,894
125,480		Amgen, Inc	30,308,439
32,979	*	Biogen, Inc	10,775,229
4,563	*	Bio-Rad Laboratories, Inc (Class A)	3,374,384
487,095		Bristol-Myers Squibb Co	33,059,138
37,132	*	Catalent, Inc	4,448,785
10,903	*	Charles River Laboratories International, Inc	4,436,649
173,630		Eli Lilly & Co	42,278,905
272,229		Gilead Sciences, Inc	18,590,518
31,624	*	Illumina, Inc	15,677,598
42,684	*	Incyte Corp	3,301,607
41,091	*	IQVIA Holdings, Inc	10,178,241
573,784		Johnson & Johnson	98,805,605
552,412		Merck & Co, Inc	42,463,910
4,976	*	Mettler-Toledo International, Inc	7,333,181
66,367	*	Moderna, Inc	23,467,371
55,251	*	Organon & Co	1,602,831
25,230		PerkinElmer, Inc	4,597,663
29,123		Perrigo Co plc	1,398,778
1,215,558		Pfizer, Inc	52,038,038
22,892	*	Regeneron Pharmaceuticals, Inc	13,153,972
85,803		Thermo Fisher Scientific, Inc	46,334,478
56,361	*	Vertex Pharmaceuticals, Inc	11,361,250
261,308		Viatris, Inc	3,676,604
13,159	*	Waters Corp	5,129,510
104,134		Zoetis, Inc	21,107,962
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	563,951,461
206

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 2.6%
29,861		Alexandria Real Estate Equities, Inc	$6,012,214
98,631		American Tower Corp	27,892,847
30,279		AvalonBay Communities, Inc	6,898,465
30,111		Boston Properties, Inc	3,534,429
72,849	*	CBRE Group, Inc	7,027,014
94,071		Crown Castle International Corp	18,164,169
61,539		Digital Realty Trust, Inc	9,486,852
83,126		Duke Realty Corp	4,229,451
19,485		Equinix, Inc	15,985,689
75,300		Equity Residential	6,334,989
14,774		Essex Property Trust, Inc	4,847,349
29,159		Extra Space Storage, Inc	5,077,748
13,842		Federal Realty Investment Trust	1,626,850
117,739		Healthpeak Properties Inc	4,352,811
150,101	*	Host Hotels and Resorts, Inc	2,391,109
63,172		Iron Mountain, Inc	2,764,407
94,403		Kimco Realty Corp	2,013,616
24,632		Mid-America Apartment Communities, Inc	4,756,439
160,081		Prologis, Inc	20,496,771
33,618		Public Storage, Inc	10,504,953
77,728		Realty Income Corp	5,463,501
32,385		Regency Centers Corp	2,118,303
24,011		SBA Communications Corp	8,187,511
72,303		Simon Property Group, Inc	9,147,776
67,037		UDR, Inc	3,686,365
81,684		Ventas, Inc	4,883,069
33,550		Vornado Realty Trust	1,459,425
90,452		Welltower, Inc	7,856,661
163,349		Weyerhaeuser Co	5,509,762
		TOTAL REAL ESTATE	212,710,545

RETAILING - 6.9%
13,973		Advance Auto Parts, Inc	2,963,114
93,407	*	Amazon.com, Inc	310,820,199
4,891	*	AutoZone, Inc	7,940,881
49,620		Best Buy Co, Inc	5,574,807
36,337	*	CarMax, Inc	4,867,341
51,405		Dollar General Corp	11,958,859
50,545	*	Dollar Tree, Inc	5,043,886
141,854		eBay, Inc	9,675,861
27,474	*	Etsy, Inc	5,041,754
45,914		Gap, Inc	1,339,311
30,151		Genuine Parts Co	3,826,765
231,615		Home Depot, Inc	76,013,727
57,578		L Brands, Inc	4,610,271
57,742	*	LKQ Corp	2,930,407
153,902		Lowe’s Companies, Inc	29,655,376
15,467	*	O’Reilly Automotive, Inc	9,339,593
8,529		Pool Corp	4,075,327
78,021		Ross Stores, Inc	9,572,397
107,773		Target Corp	28,134,142
263,978		TJX Companies, Inc	18,164,326
24,853		Tractor Supply Co	4,496,653
12,048	*	Ulta Beauty, Inc	4,045,718
		TOTAL RETAILING	560,090,715
207

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
262,497	*	Advanced Micro Devices, Inc	$27,874,556
80,589		Analog Devices, Inc	13,492,210
199,505		Applied Materials, Inc	27,916,735
88,856		Broadcom, Inc	43,130,702
29,555	*	Enphase Energy, Inc	5,603,628
880,073		Intel Corp	47,277,522
33,653		KLA Corp	11,716,629
31,032		Lam Research Corp	19,780,107
60,030	*	Maxim Integrated Products, Inc	5,997,597
60,499		Microchip Technology, Inc	8,658,617
242,436	*	Micron Technology, Inc	18,808,185
9,486		Monolithic Power Systems, Inc	4,261,680
543,304		NVIDIA Corp	105,938,847
59,931		NXP Semiconductors NV	12,369,159
24,925	*	Qorvo, Inc	4,725,531
245,723		QUALCOMM, Inc	36,809,305
36,049		Skyworks Solutions, Inc	6,651,401
36,943		Teradyne, Inc	4,691,761
200,619		Texas Instruments, Inc	38,241,994
52,981		Xilinx, Inc	7,938,673
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	451,884,839

SOFTWARE & SERVICES - 14.3%
138,018		Accenture plc	43,845,558
104,017	*	Adobe, Inc	64,660,088
35,967	*	Akamai Technologies, Inc	4,313,163
19,410	*	Ansys, Inc	7,151,809
48,427	*	Autodesk, Inc	15,551,362
92,772		Automatic Data Processing, Inc	19,447,794
24,566		Broadridge Financial Solutions, Inc	4,261,955
60,258	*	Cadence Design Systems, Inc	8,897,094
26,293		Citrix Systems, Inc	2,649,020
115,041		Cognizant Technology Solutions Corp (Class A)	8,458,965
57,447	*	DXC Technology Co	2,296,731
136,271		Fidelity National Information Services, Inc	20,311,193
130,620	*	Fiserv, Inc	15,035,668
18,217	*	FleetCor Technologies, Inc	4,703,994
29,595	*	Fortinet, Inc	8,056,943
19,190	*	Gartner, Inc	5,080,169
63,876		Global Payments, Inc	12,354,257
195,313		International Business Machines Corp	27,531,320
59,227		Intuit, Inc	31,388,533
17,167		Jack Henry & Associates, Inc	2,988,603
190,451		Mastercard, Inc (Class A)	73,502,659
1,640,193		Microsoft Corp	467,307,388
125,262		NortonLifelock, Inc	3,109,003
395,726		Oracle Corp	34,483,564
69,325		Paychex, Inc	7,890,571
10,881	*	Paycom Software, Inc	4,352,400
255,968	*	PayPal Holdings, Inc	70,526,863
23,163	*	PTC, Inc	3,137,428
210,617	*	salesforce.com, Inc	50,954,571
42,912	*	ServiceNow, Inc	25,227,536
33,399	*	Synopsys, Inc	9,618,578
8,833	*	Tyler Technologies, Inc	4,351,489
21,504	*	VeriSign, Inc	4,652,820
208

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

368,181		Visa, Inc (Class A)	$90,716,117
92,650		Western Union Co	2,150,406
		TOTAL SOFTWARE & SERVICES	1,160,965,612

TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
130,928		Amphenol Corp (Class A)	9,490,971
3,417,801		Apple, Inc	498,520,454
12,112	*	Arista Networks, Inc	4,607,284
31,067		CDW Corp	5,696,134
920,818		Cisco Systems, Inc	50,985,693
169,989		Corning, Inc	7,115,740
13,299	*	F5 Networks, Inc	2,746,376
289,575		Hewlett Packard Enterprise Co	4,198,838
262,381		HP, Inc	7,574,939
7,820	*	IPG Photonics Corp	1,706,011
73,017		Juniper Networks, Inc	2,054,698
40,149	*	Keysight Technologies, Inc	6,606,518
36,362		Motorola Solutions, Inc	8,142,179
49,627		NetApp, Inc	3,949,813
44,278		Seagate Technology Holdings plc	3,892,036
71,754		TE Connectivity Ltd	10,581,562
55,869	*	Trimble Inc	4,776,800
67,670	*	Western Digital Corp	4,393,813
11,690	*	Zebra Technologies Corp (Class A)	6,458,491
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	643,498,350

TELECOMMUNICATION SERVICES - 1.4%
1,555,542		AT&T, Inc	43,632,953
213,292		Lumen Technologies, Inc	2,659,751
127,645	*	T-Mobile US, Inc	18,383,433
900,298		Verizon Communications, Inc	50,218,623
		TOTAL TELECOMMUNICATION SERVICES	114,894,760

TRANSPORTATION - 1.8%
28,590	*	Alaska Air Group, Inc	1,659,078
137,426	*	American Airlines Group, Inc	2,800,742
28,980		CH Robinson Worldwide, Inc	2,584,146
501,930		CSX Corp	16,222,378
135,432	*	Delta Air Lines, Inc	5,403,737
37,133		Expeditors International of Washington, Inc	4,762,307
53,266		FedEx Corp	14,911,817
18,250		JB Hunt Transport Services, Inc	3,074,212
19,935		Kansas City Southern	5,338,593
54,686		Norfolk Southern Corp	14,099,691
20,394		Old Dominion Freight Line	5,489,045
128,625	*	Southwest Airlines Co	6,498,135
145,489		Union Pacific Corp	31,827,174
70,504	*	United Airlines Holdings Inc	3,293,947
156,399		United Parcel Service, Inc (Class B)	29,928,513
		TOTAL TRANSPORTATION	147,893,515

UTILITIES - 2.5%
146,476		AES Corp	3,471,481
54,155		Alliant Energy Corp	3,169,692
55,606		Ameren Corp	4,666,455
108,142		American Electric Power Co, Inc	9,529,473
209

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES	COMPANY	VALUE

40,721	American Water Works Co, Inc	$6,927,049
28,525	Atmos Energy Corp	2,812,280
126,384	Centerpoint Energy, Inc	3,217,737
64,741	CMS Energy Corp	4,000,346
71,626	Consolidated Edison, Inc	5,283,850
173,962	Dominion Energy, Inc	13,024,535
43,227	DTE Energy Co	5,071,392
169,321	Duke Energy Corp	17,797,330
81,168	Edison International	4,423,656
43,480	Entergy Corp	4,474,962
46,736	Evergy, Inc	3,048,122
75,233	Eversource Energy	6,490,351
213,358	Exelon Corp	9,985,154
115,705	FirstEnergy Corp	4,433,816
426,051	NextEra Energy, Inc	33,189,373
79,015	NiSource, Inc	1,957,202
53,965	NRG Energy, Inc	2,225,517
24,393	Pinnacle West Capital Corp	2,038,035
160,650	PPL Corp	4,557,640
111,167	Public Service Enterprise Group, Inc	6,917,922
68,988	Sempra Energy	9,013,282
230,784	Southern Co	14,740,174
68,720	WEC Energy Group, Inc	6,469,301
118,759	Xcel Energy, Inc	8,105,302
	TOTAL UTILITIES	201,041,429

	TOTAL COMMON STOCKS	8,106,642,018
	(Cost $3,207,912,684)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.2%
$10,000,000		Federal Home Loan Bank (FHLB)	0.000%	09/22/21	9,999,433
		TOTAL GOVERNMENT AGENCY DEBT			9,999,433

REPURCHASE AGREEMENT - 0.0%
3,760,000	r	Fixed Income Clearing Corp (FICC)	0.020	08/02/21	3,760,000
		TOTAL REPURCHASE AGREEMENT			3,760,000

TREASURY DEBT - 0.1%
7,062,000		United States Treasury Bill	0.000	08/03/21	7,061,996
		TOTAL TREASURY DEBT			7,061,996
210

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
1,623,034	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050%	$1,623,034
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		1,623,034

		TOTAL SHORT-TERM INVESTMENTS		22,444,463
		(Cost $22,444,448)

		TOTAL INVESTMENTS - 100.0%		8,129,086,481
		(Cost $3,230,357,132)
		OTHER ASSETS & LIABILITIES, NET - 0.0%		3,922,469
		NET ASSETS - 100.0%		$8,133,008,950

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,500,025.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $3,760,000 on 8/02/21, collateralized by U.S. Treasury Notes valued at $3,835,216.

Futures contracts outstanding as of July 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	102	09/17/21	$22,217,835	$22,386,450	$168,615

211

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$16,010		GAMCO Investors, Inc	4.000%	06/15/23	$16,009
		TOTAL DIVERSIFIED FINANCIALS			16,009

		TOTAL CORPORATE BONDS			16,009
		(Cost $16,010)

SHARES		COMPANY

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 1.7%
148,335	*	Adient plc			6,249,354
176,622	*	American Axle & Manufacturing Holdings, Inc			1,711,467
42,873	*,e	Arcimoto, Inc			700,974
124,931	*,e	Canoo, Inc			1,015,689
27,009	*	Cooper-Standard Holding, Inc			703,584
227,644		Dana Inc			5,499,879
41,881	*	Dorman Products, Inc			4,236,263
248,544	*,e	Fisker, Inc			4,006,529
66,150	*	Fox Factory Holding Corp			10,685,871
52,080	*	Gentherm, Inc			4,318,994
432,818	*	Goodyear Tire & Rubber Co			6,799,571
38,814		LCI Industries, Inc			5,659,857
175,578	*,e	Lordstown Motors Corp			1,095,607
78,325	*	Modine Manufacturing Co			1,310,377
29,659	*	Motorcar Parts of America, Inc			659,616
36,186		Patrick Industries, Inc			2,990,049
33,467		Standard Motor Products, Inc			1,397,582
41,770	*	Stoneridge, Inc			1,209,242
110,676	*	Tenneco, Inc			1,926,869
43,479	*	Visteon Corp			4,958,780
50,519		Winnebago Industries, Inc			3,630,801
193,522	*,e	Workhorse Group, Inc			2,233,244
60,045	*,e	XL Fleet Corp			419,114
28,447	*	XPEL, Inc			2,634,192
		TOTAL AUTOMOBILES & COMPONENTS			76,053,505
212

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

BANKS - 9.2%
26,528		1st Source Corp	$1,214,717
30,330		Allegiance Bancshares, Inc	1,106,135
28,235		Altabancorp	1,140,412
20,399		Amalgamated Financial Corp	313,329
32,867	*	Amerant Bancorp Inc	728,004
16,123		American National Bankshares, Inc	509,326
104,140		Ameris Bancorp	5,062,245
20,398		Arrow Financial Corp	735,348
237,095		Associated Banc-Corp	4,694,481
32,618	*	Atlantic Capital Bancshares, Inc	782,832
123,423		Atlantic Union Bankshares Corp	4,377,814
89,346	*	Axos Financial, Inc	4,275,206
70,696		Banc of California, Inc	1,210,315
26,894		Bancfirst Corp	1,492,079
160,302		BancorpSouth Bank	4,135,792
10,074	e	Bank First Corp	705,079
21,324		Bank of Marin Bancorp	739,943
78,570		Bank of NT Butterfield & Son Ltd	2,603,810
145,881		BankUnited	5,773,970
54,303		Banner Corp	2,880,231
23,127		Bar Harbor Bankshares	662,357
79,814		Berkshire Hills Bancorp, Inc	2,158,171
27,159		Blue Ridge Bankshares, Inc	465,234
32,970	*	Bridgewater Bancshares, Inc	534,773
120,235		Brookline Bancorp, Inc	1,727,777
31,617		Bryn Mawr Bank Corp	1,237,173
31,016		Business First Bancshares, Inc	722,983
39,962		Byline Bancorp, Inc	983,465
192,687		Cadence BanCorp	3,661,053
10,685		Cambridge Bancorp	914,422
23,860		Camden National Corp	1,068,212
12,139		Capital Bancorp, Inc	275,798
22,845		Capital City Bank Group, Inc	556,047
203,496		Capitol Federal Financial	2,256,771
32,058		Capstar Financial Holdings, Inc	679,630
40,558	*	Carter Bankshares, Inc	465,200
119,773		Cathay General Bancorp	4,535,803
30,502		CBTX, Inc	802,203
44,476		Central Pacific Financial Corp	1,138,586
4,239		Century Bancorp, Inc	484,857
155,471		CIT Group, Inc	7,499,921
24,307		Citizens & Northern Corp	600,383
24,246		City Holding Co	1,834,452
24,288		Civista Bancshares, Inc	555,952
23,959		CNB Financial Corp	552,494
13,535	*	Coastal Financial Corp	395,493
112,701		Columbia Banking System, Inc	3,937,773
62,868	*	Columbia Financial, Inc	1,134,139
83,853		Community Bank System, Inc	6,007,229
24,916		Community Trust Bancorp, Inc	990,660
58,412		ConnectOne Bancorp, Inc	1,536,236
73,871	*	CrossFirst Bankshares, Inc	1,020,158
46,456	*	Customers Bancorp, Inc	1,682,636
202,400		CVB Financial Corp	3,857,744
54,967		Dime Community Bancshares, Inc	1,815,010
213

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,538		Eagle Bancorp, Inc	$2,726,076
268,379		Eastern Bankshares, Inc	4,897,917
13,817		Enterprise Bancorp, Inc	451,816
56,242		Enterprise Financial Services Corp	2,506,706
21,169	*	Equity Bancshares, Inc	623,639
173,382		Essent Group Ltd	7,831,665
42,907		Farmers National Banc Corp	658,622
51,223		FB Financial Corp	1,936,742
14,320		Federal Agricultural Mortgage Corp (FAMC)	1,396,200
6,246	e	Fidelity D&D Bancorp, Inc	318,546
52,282	*	Finance Of America Cos, Inc	337,219
24,377		Financial Institutions, Inc	717,659
44,807		First Bancorp	1,792,280
337,512		First Bancorp	4,094,021
15,618		First Bancorp, Inc	453,859
31,722		First Bancshares, Inc	1,223,518
25,831		First Bank	344,198
81,042		First Busey Corp	1,912,591
149,468		First Commonwealth Financial Corp	1,968,494
28,041		First Community Bancshares, Inc	818,797
150,656		First Financial Bancorp	3,389,760
203,381		First Financial Bankshares, Inc	9,933,128
18,890		First Financial Corp	756,544
62,212		First Foundation, Inc	1,466,337
14,562		First Internet Bancorp	440,937
64,121		First Interstate Bancsystem, Inc	2,687,952
84,756		First Merchants Corp	3,452,112
26,040		First Mid-Illinois Bancshares, Inc	1,059,568
178,382		First Midwest Bancorp, Inc	3,200,173
35,843		First of Long Island Corp	772,417
8,287		Five Star Bancorp	201,954
81,626		Flagstar Bancorp, Inc	3,735,206
46,633		Flushing Financial Corp	1,028,258
12,136		FS Bancorp, Inc	422,090
248,943		Fulton Financial Corp	3,813,807
38,694		German American Bancorp, Inc	1,458,764
150,092		Glacier Bancorp, Inc	7,738,743
16,583		Great Southern Bancorp, Inc	862,813
86,765		Great Western Bancorp, Inc	2,672,362
13,084		Guaranty Bancshares, Inc	437,660
135,492		Hancock Whitney Corp	5,922,355
50,366		Hanmi Financial Corp	918,172
79,082		HarborOne Northeast Bancorp, Inc	1,076,306
15,829		HBT Financial, Inc	258,646
63,121		Heartland Financial USA, Inc	2,879,580
91,525		Heritage Commerce Corp	992,131
55,554		Heritage Financial Corp	1,343,851
101,145		Hilltop Holdings, Inc	3,204,274
2,423		Hingham Institution for Savings	724,477
11,365		Home Bancorp, Inc	399,139
238,843		Home Bancshares, Inc	5,058,695
11,862	*,e	Home Point Capital, Inc	59,073
32,545		HomeStreet, Inc	1,227,272
23,798		HomeTrust Bancshares, Inc	626,601
214

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

187,879		Hope Bancorp, Inc	$2,489,397
68,500		Horizon Bancorp	1,144,635
20,861	*	Howard Bancorp, Inc	410,962
51,609		Independent Bank Corp	3,647,724
32,715		Independent Bank Corp	687,996
58,940		Independent Bank Group, Inc	4,108,118
84,203		International Bancshares Corp	3,290,653
358,262		Investors Bancorp, Inc	4,951,181
114,370		Kearny Financial Corp	1,375,871
76,570		Lakeland Bancorp, Inc	1,253,451
38,210		Lakeland Financial Corp	2,555,103
49,361		Live Oak Bancshares, Inc	2,971,039
27,683		Luther Burbank Corp	358,772
41,374		Macatawa Bank Corp	344,232
23,968		Mercantile Bank Corp	749,000
14,370		Merchants Bancorp	526,517
73,331		Meridian Bancorp, Inc	1,401,355
50,138		Meta Financial Group, Inc	2,491,859
29,837		Metrocity Bankshares, Inc	595,845
12,036	*	Metropolitan Bank Holding Corp	854,917
14,066		Mid Penn Bancorp, Inc	366,419
35,305		Midland States Bancorp, Inc	868,856
22,677		MidWestOne Financial Group, Inc	660,581
111,086	*	Mr Cooper Group, Inc	4,130,177
14,402		MVB Financial Corp	596,963
46,267		National Bank Holdings Corp	1,640,628
66,071		NBT Bancorp, Inc	2,302,574
13,982	*	Nicolet Bankshares, Inc	1,012,157
131,481	*	NMI Holdings, Inc	2,895,212
71,644		Northfield Bancorp, Inc	1,178,544
9,924		Northrim BanCorp, Inc	405,098
190,046		Northwest Bancshares, Inc	2,529,512
92,610		OceanFirst Financial Corp	1,805,895
12,793	*	Ocwen Financial Corp	334,537
81,671		OFG Bancorp	1,886,600
258,794		Old National Bancorp	4,163,995
43,458		Old Second Bancorp, Inc	503,244
35,056		Origin Bancorp, Inc	1,426,078
17,068		Orrstown Financial Services, Inc	393,417
146,818		Pacific Premier Bancorp, Inc	5,576,148
22,545		Park National Corp	2,568,101
21,293		PCSB Financial Corp	384,126
29,602		Peapack Gladstone Financial Corp	953,480
55,309		PennyMac Financial Services, Inc	3,478,383
29,368		Peoples Bancorp, Inc	866,062
10,436		Peoples Financial Services Corp	447,704
16,955	*	Pioneer Bancorp, Inc	196,169
22,385		Preferred Bank	1,320,267
20,251		Premier Financial Bancorp, Inc	344,672
57,933		Premier Financial Corp	1,551,446
37,773		Primis Financial Corp	587,370
27,206		Provident Bancorp Inc	429,311
118,858		Provident Financial Services, Inc	2,567,333
23,572		QCR Holdings, Inc	1,157,149
215

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

301,060		Radian Group, Inc	$6,797,935
22,284		RBB Bancorp	533,256
7,570		Red River Bancshares Inc	385,691
24,883		Reliant Bancorp Inc	691,747
86,523		Renasant Corp	3,043,879
15,035		Republic Bancorp, Inc (Class A)	733,107
71,588	*	Republic First Bancorp, Inc	264,160
61,604		S&T Bancorp, Inc	1,814,238
72,629		Sandy Spring Bancorp, Inc	3,020,640
85,480		Seacoast Banking Corp of Florida	2,597,737
78,958		ServisFirst Bancshares, Inc	5,612,335
21,936		Sierra Bancorp	529,316
35,853	*	Silvergate Capital Corp	3,685,688
168,192		Simmons First National Corp (Class A)	4,578,186
21,675		SmartFinancial, Inc	528,220
15,593		South Plains Financial Inc	358,639
110,987		South State Corp	7,640,345
12,114	*	Southern First Bancshares, Inc	600,006
11,360		Southern Missouri Bancorp, Inc	509,837
48,797		Southside Bancshares, Inc	1,758,644
20,877		Spirit of Texas Bancshares, Inc	486,017
32,984		Stock Yards Bancorp, Inc	1,571,358
17,803		Summit Financial Group, Inc	413,920
79,414	*	Texas Capital Bancshares, Inc	5,001,494
83,593	*	The Bancorp, Inc	1,953,568
22,371		Tompkins Financial Corp	1,716,974
105,173		Towne Bank	3,135,207
43,162		Trico Bancshares	1,701,878
44,631	*	Tristate Capital Holdings, Inc	906,456
36,732	*	Triumph Bancorp, Inc	2,815,875
30,369		TrustCo Bank Corp NY	1,021,309
98,834		Trustmark Corp	2,966,997
68,577		UMB Financial Corp	6,418,807
195,690		United Bankshares, Inc	6,759,133
136,274		United Community Banks, Inc	3,926,054
45,289		Univest Financial Corp	1,239,107
627,285		Valley National Bancorp	8,085,704
13,428	*	Velocity Financial, Inc	169,864
74,484		Veritex Holdings, Inc	2,498,938
45,796		Walker & Dunlop, Inc	4,738,970
113,022		Washington Federal, Inc	3,647,220
27,474		Washington Trust Bancorp, Inc	1,339,357
33,895		Waterstone Financial, Inc	668,748
102,286		WesBanco, Inc	3,301,792
24,263		West Bancorporation, Inc	715,273
40,793		Westamerica Bancorporation	2,266,051
73,619		WSFS Financial Corp	3,223,040
		TOTAL BANKS	420,573,137

CAPITAL GOODS - 9.6%
65,670		Aaon, Inc	4,081,390
54,385	*	AAR Corp	1,944,808
26,730	*,e	Advent Technologies Holdings, Inc	208,227
117,092		Aerojet Rocketdyne Holdings, Inc	5,524,401
216

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,200	*	Aerovironment, Inc	$3,558,720
14,152	*	AerSale Corp	161,050
104,503	*,e	AgEagle Aerial Systems, Inc	415,922
15,571		Alamo Group, Inc	2,285,356
48,188		Albany International Corp (Class A)	4,161,034
18,217		Allied Motion Technologies, Inc	599,521
27,509	*	Alta Equipment Group, Inc	346,338
101,463		Altra Industrial Motion Corp	6,359,701
48,386	*	Ameresco, Inc	3,315,893
44,615	*	American Superconductor Corp	626,841
26,596	*	American Woodmark Corp	1,974,753
282,475	*,g	API Group Corp	6,474,327
39,620		Apogee Enterprises, Inc	1,571,725
60,778		Applied Industrial Technologies, Inc	5,451,787
75,874		Arcosa, Inc	4,154,860
23,823		Argan, Inc	1,070,844
199,998	*	Array Technologies, Inc	2,707,973
36,074		Astec Industries, Inc	2,211,697
38,379	*	Astronics Corp	655,513
73,587	*	Atkore International Group, Inc	5,527,120
38,944		AZZ, Inc	2,063,643
86,915	*	Babcock & Wilcox Enterprises, Inc	622,311
74,139		Barnes Group, Inc	3,756,623
87,388	*	Beacon Roofing Supply, Inc	4,673,510
13,768	*,e	Beam Global	420,888
218,050	*	Bloom Energy Corp	4,753,490
24,745	*	Blue Bird Corp	618,625
14,047	*	BlueLinx Holdings, Inc	603,459
61,677		Boise Cascade Co	3,154,779
16,597	*,e	Byrna Technologies, Inc	398,328
35,727		Caesarstone Sdot-Yam Ltd	474,097
25,473		CAI International, Inc	1,421,648
57,189	*	Chart Industries, Inc	8,890,030
28,834	*	CIRCOR International, Inc	889,241
43,588		Columbus McKinnon Corp	2,022,483
55,831		Comfort Systems USA, Inc	4,173,367
50,187	*	Commercial Vehicle Group, Inc	458,709
43,300	*	Concrete Pumping Holdings Inc	376,710
45,474	*	Construction Partners Inc	1,527,017
85,731	*	Cornerstone Building Brands, Inc	1,441,995
21,428		CSW Industrials, Inc	2,534,718
20,889	*,e	Custom Truck One Source, Inc	162,725
130,900	*,e	Desktop Metal, Inc	1,178,100
35,865		Douglas Dynamics, Inc	1,431,013
16,798	*	Ducommun, Inc	906,252
26,361	*	DXP Enterprises, Inc	860,687
46,799	*	Dycom Industries, Inc	3,247,851
84,718		EMCOR Group, Inc	10,319,500
31,508		Encore Wire Corp	2,471,172
64,876	*	Energy Recovery, Inc	1,372,127
94,615		Enerpac Tool Group Corp	2,428,767
67,155		EnerSys	6,625,512
32,329		EnPro Industries, Inc	3,010,476
27,503	*	Eos Energy Enterprises, Inc	426,847
217

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,050		ESCO Technologies, Inc	$3,779,519
9,791	*	EVI Industries, Inc	263,770
181,223	*	Evoqua Water Technologies Corp	5,982,171
94,361		Federal Signal Corp	3,737,639
222,414	*	Fluor Corp	3,705,417
72,615		Franklin Electric Co, Inc	5,937,002
29,785	*,e	FTC Solar, Inc	302,020
509,171	*	FuelCell Energy, Inc	3,223,052
55,304		GATX Corp	5,101,794
51,377	*	Gibraltar Industries, Inc	3,836,834
20,047		Global Industrial Co	792,257
67,718	*	GMS, Inc	3,326,985
35,562		Gorman-Rupp Co	1,269,208
266,941		GrafTech International Ltd	3,035,119
71,646		Granite Construction, Inc	2,752,639
100,351	*	Great Lakes Dredge & Dock Corp	1,545,405
51,544		Greenbrier Cos, Inc	2,206,083
72,777		Griffon Corp	1,682,604
50,360		H&E Equipment Services, Inc	1,713,751
80,118	*,e	HC2 Holdings, Inc	294,834
50,370		Helios Technologies, Inc	4,072,415
39,299	*	Herc Holdings, Inc	4,874,648
117,713		Hillenbrand, Inc	5,332,399
17,690	*	Hydrofarm Holdings Group, Inc	872,825
183,565	*,e	Hyliion Holdings Corp	1,780,581
16,037		Hyster-Yale Materials Handling, Inc	1,148,891
13,056	*	IES Holdings, Inc	710,377
32,729	*,e	Infrastructure and Energy Alternatives, Inc	395,039
30,013		Insteel Industries, Inc	1,165,405
131,539	*	JELD-WEN Holding, Inc	3,483,153
49,146		John Bean Technologies Corp	7,203,821
18,038		Kadant, Inc	3,249,185
44,292		Kaman Corp	1,964,350
7,176	*,e	Karat Packaging, Inc	159,666
130,912		Kennametal, Inc	4,745,560
192,099	*	Kratos Defense & Security Solutions, Inc	5,225,093
7,476	*	Lawson Products, Inc	392,415
17,071		Lindsay Corp	2,743,139
44,385		Luxfer Holdings plc	925,427
27,390	*	Lydall, Inc	1,676,268
54,380	*	Manitowoc Co, Inc	1,258,897
38,435	*	Masonite International Corp	4,349,305
42,964	*	Matrix Service Co	468,737
112,308		Maxar Technologies, Inc	4,073,411
11,877	*	Mayville Engineering Co Inc	208,679
37,819		McGrath RentCorp	2,965,766
109,952	*	Meritor, Inc	2,675,132
18,268		Miller Industries, Inc	685,233
45,325		Moog, Inc (Class A)	3,529,458
130,469	*	MRC Global, Inc	1,196,401
87,983		Mueller Industries, Inc	3,818,462
246,639		Mueller Water Products, Inc (Class A)	3,655,190
25,855	*	MYR Group, Inc	2,472,514
8,368		National Presto Industries, Inc	807,345
218

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

313,996	*,e	Nikola Corp	$3,727,133
67,463	*	NN, Inc	461,447
16,707	*	Northwest Pipe Co	474,646
172,617	*	NOW, Inc	1,703,730
20,056	*	NV5 Global Inc	1,905,320
4,779		Omega Flex, Inc	749,443
108,721	*	PAE, Inc	969,791
30,593		Park Aerospace Corp	455,836
14,122		Park-Ohio Holdings Corp	410,809
41,216	*	Parsons Corp	1,591,762
91,824	*	PGT Innovations, Inc	2,073,386
15,137		Powell Industries, Inc	440,335
5,078		Preformed Line Products Co	347,945
83,749		Primoris Services Corp	2,504,095
43,360	*	Proto Labs, Inc	3,390,318
53,441		Quanex Building Products Corp	1,327,474
55,849	*	Raven Industries, Inc	3,253,204
38,731	*	RBC Bearings, Inc	9,101,785
226,418	*	Resideo Technologies, Inc	6,679,331
44,286		REV Group, Inc	669,161
187,858		Rexnord Corp	10,582,041
65,466	*,e	Romeo Power, Inc	461,535
66,139		Rush Enterprises, Inc (Class A)	3,107,872
10,605		Rush Enterprises, Inc (Class B)	465,347
54,202		Shyft Group, Inc	2,137,727
68,227		Simpson Manufacturing Co, Inc	7,674,173
68,675	*	SPX Corp	4,577,876
66,000		SPX FLOW, Inc	5,421,900
19,412		Standex International Corp	1,785,904
98,073	*,e	Stem, Inc	2,658,759
43,561	*	Sterling Construction Co, Inc	956,600
29,552		Tennant Co	2,338,154
107,156		Terex Corp	5,134,916
75,051	*	Textainer Group Holdings Ltd	2,422,646
25,338	*,e	The ExOne Company	420,611
51,605	*	Thermon Group Holdings	859,739
79,056	*	Titan International, Inc	681,463
30,380	*	Titan Machinery, Inc	866,741
55,929	*	TPI Composites, Inc	2,189,061
11,870	*	Transcat Inc	757,900
66,748	*	Trimas Corp	2,183,995
135,866		Trinity Industries, Inc	3,683,327
104,524		Triton International Ltd	5,517,822
80,768	*	Triumph Group, Inc	1,538,630
67,522	*	Tutor Perini Corp	950,035
94,293		UFP Industries, Inc	7,002,198
17,748	*	Vectrus, Inc	803,807
23,644	*	Veritiv Corp	1,448,904
33,043	*	Vicor Corp	3,820,101
132,682	*,e	View, Inc	808,033
80,563		Wabash National Corp	1,179,442
43,084		Watts Water Technologies, Inc (Class A)	6,495,344
204,726	*	Welbilt, Inc	4,809,014
69,729	*	WESCO International, Inc	7,422,652
4,294	*	Willis Lease Finance Corp	178,630
292,456	*	WillScot Mobile Mini Holdings Corp	8,396,412
		TOTAL CAPITAL GOODS	437,856,053
219

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
105,518		ABM Industries, Inc	$4,905,532
81,399	*	Acacia Research (Acacia Technologies)	459,090
145,933		ACCO Brands Corp	1,304,641
81,385	*	ASGN Inc	8,230,465
21,078	*	Atlas Technical Consultants, Inc	189,491
11,399		Barrett Business Services, Inc	834,521
73,866		Brady Corp (Class A)	4,038,993
65,632	*	BrightView Holdings, Inc	1,052,081
76,207	e	Brink’s Co	5,864,891
77,044	*	Casella Waste Systems, Inc (Class A)	5,299,086
78,348	*	CBIZ, Inc	2,533,774
48,716	*	Ceco Environmental Corp	342,961
27,472	*	Cimpress plc	2,809,012
1,670		Compx International, Inc	31,062
187,823	*	CoreCivic, Inc	1,930,820
187,589		Covanta Holding Corp	3,770,539
11,137		CRA International, Inc	954,775
65,949		Deluxe Corp	2,895,161
42,055		Ennis, Inc	831,427
81,325		Exponent, Inc	8,709,094
17,671	*	Forrester Research, Inc	827,886
20,028	*	Franklin Covey Co	732,825
19,950	*	GP Strategies Corp	405,982
122,625	*	Harsco Corp	2,467,215
117,381		Healthcare Services Group	3,063,644
30,280		Heidrick & Struggles International, Inc	1,293,259
24,464	*	Heritage-Crystal Clean, Inc	689,396
116,457		Herman Miller, Inc	5,025,120
7,959	e	HireQuest, Inc	145,650
68,369		HNI Corp	2,550,164
35,009	*	Huron Consulting Group, Inc	1,719,992
29,305		ICF International, Inc	2,683,459
56,898		Insperity, Inc	5,635,747
91,022		Interface, Inc	1,312,537
194,867	*	KAR Auction Services, Inc	3,211,408
221,434		KBR, Inc	8,569,496
53,724	*	Kelly Services, Inc (Class A)	1,177,630
32,156		Kforce, Inc	2,007,499
60,047		Kimball International, Inc (Class B)	743,382
83,598		Korn/Ferry International	5,746,527
42,938		Mantech International Corp (Class A)	3,755,357
48,451		Matthews International Corp (Class A)	1,676,405
29,253	*	Mistras Group, Inc	307,156
35,033	*	Montrose Environmental Group, Inc	1,880,922
9,268		NL Industries, Inc	55,886
275,397		Pitney Bowes, Inc	2,203,176
49,132	*	Rekor Systems, Inc	387,160
49,386		Resources Connection, Inc	764,989
110,946	*	RR Donnelley & Sons Co	678,990
220

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,466	*	SP Plus Corp	$1,195,720
137,445		Steelcase, Inc (Class A)	1,889,869
48,496	*	Team, Inc	299,220
84,447		Tetra Tech, Inc	11,275,363
63,477	*	TriNet Group, Inc	5,267,321
54,747	*	TrueBlue, Inc	1,488,571
23,618		Unifirst Corp	5,143,292
182,630	*	Upwork, Inc	9,458,408
49,322	*	US Ecology, Inc	1,726,270
31,795	*	Viad Corp	1,457,801
17,002		VSE Corp	850,950
18,190	*	Willdan Group, Inc	750,338
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	159,509,398

CONSUMER DURABLES & APPAREL - 3.3%
53,686		Acushnet Holdings Corp	2,750,334
22,127	*	American Outdoor Brands, Inc	596,986
103,209	*,e	AMMO, Inc	698,725
30,982	*	Aterian, Inc	279,767
14,577		Bassett Furniture Industries, Inc	332,064
45,604	*	Beazer Homes USA, Inc	832,729
181,232	*	Callaway Golf Co	5,741,430
40,697	*	Casper Sleep, Inc	281,216
14,462	*	Cavco Industries, Inc	3,398,570
47,224		Century Communities, Inc	3,279,707
39,006		Clarus Corp	1,112,451
101,147	*	Crocs, Inc	13,736,774
17,839		Escalade, Inc	404,945
36,403		Ethan Allen Interiors, Inc	865,299
10,399		Flexsteel Industries, Inc	358,766
73,847	*	Fossil Group, Inc	931,949
441,936	*,e	Genius Brands International, Inc	693,840
69,114	*	G-III Apparel Group Ltd	2,063,744
195,536	*	GoPro, Inc	2,002,289
49,597	*	Green Brick Partners, Inc	1,243,397
10,453		Hamilton Beach Brands Holding Co	195,367
38,296	*	Helen of Troy Ltd	8,554,943
19,246		Hooker Furniture Corp	638,775
8,013	*	Hovnanian Enterprises, Inc	836,477
37,154		Installed Building Products, Inc	4,458,480
43,798	*	iRobot Corp	3,832,325
8,411		Johnson Outdoors, Inc	995,610
140,462		KB Home	5,961,207
81,222		Kontoor Brands, Inc	4,498,074
9,397	*	Landsea Homes Corp	79,029
36,345	*	Latham Group, Inc	991,492
72,102		La-Z-Boy, Inc	2,421,185
13,139	*	Legacy Housing Corp	231,772
34,739	*	LGI Homes, Inc	5,936,895
20,138		Lifetime Brands, Inc	303,480
19,999	*	Lovesac Co	1,213,939
45,048	*	M/I Homes, Inc	2,915,056
32,451	*	Malibu Boats, Inc	2,714,851
11,799		Marine Products Corp	193,032
29,573	*	MasterCraft Boat Holdings, Inc	788,416
221

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

89,545		MDC Holdings, Inc	$4,774,539
58,701	*	Meritage Homes Corp	6,373,755
25,912		Movado Group, Inc	779,174
48,869	*,e	Nautilus, Inc	706,157
25,165		Oxford Industries, Inc	2,187,593
16,971	*,e	PLBY Group, Inc	478,243
78,633	*	Purple Innovation, Inc	2,071,193
11,234		Rocky Brands, Inc	611,130
82,267	*	Skyline Champion Corp	4,639,859
83,267		Smith & Wesson Brands, Inc	1,952,611
188,296	*	Sonos, Inc	6,285,320
128,455		Steven Madden Ltd	5,630,183
27,082		Sturm Ruger & Co, Inc	2,013,818
18,501		Superior Uniform Group, Inc	433,108
196,624	*	Taylor Morrison Home Corp	5,273,456
184,168	*	TRI Pointe Homes, Inc	4,442,132
79,734	*	Tupperware Brands Corp	1,665,643
20,773	*	Unifi, Inc	490,035
20,872	*	Universal Electronics, Inc	975,557
40,293	*	Vera Bradley, Inc	443,626
91,523	*	Vista Outdoor, Inc	3,696,614
24,370	*	VOXX International Corp (Class A)	278,305
91,888	*,e	Vuzix Corp	1,359,942
127,351		Wolverine World Wide, Inc	4,271,353
		TOTAL CONSUMER DURABLES & APPAREL	151,198,733

CONSUMER SERVICES - 2.9%
112,326	*	2U, Inc	4,874,948
88,188	*	Accel Entertainment, Inc	975,359
77,530	*	Adtalem Global Education, Inc	2,817,440
29,129	*	American Public Education, Inc	862,801
51,130	*	Bally’s Corp	2,518,153
1,269	*	Biglari Holdings, Inc (B Shares)	208,687
35,443	*	BJ’s Restaurants, Inc	1,438,277
138,722	*	Bloomin’ Brands, Inc	3,486,084
26,159	*	Bluegreen Vacations Holding Corp	452,812
71,141	*	Brinker International, Inc	3,865,802
26,659		Carriage Services, Inc	991,182
52,342	*	Carrols Restaurant Group, Inc	256,999
41,827	*	Century Casinos, Inc	468,881
67,829	*	Cheesecake Factory	3,069,941
31,490	*	Chuy’s Holdings, Inc	1,039,170
18,871	*,e	Coursera, Inc	671,619
37,143		Cracker Barrel Old Country Store, Inc	5,058,134
67,678	*	Dave & Buster’s Entertainment, Inc	2,252,324
44,551		Del Taco Restaurants, Inc	379,129
99,827	*	Denny’s Corp	1,404,566
1,777	*,†,e	Diamond Resorts International, Inc	0
25,146	*	Dine Brands Global Inc.	1,948,061
129,349	*	Drive Shack, Inc	325,959
29,146	*	El Pollo Loco Holdings, Inc	542,407
3,792	*,e	Esports Technologies, Inc	86,230
133,022	*	Everi Holdings, Inc	3,018,269
29,014	*	Fiesta Restaurant Group, Inc	388,497
222

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,227	*	Full House Resorts, Inc	$423,647
62,817	*,e	GAN Ltd	961,100
27,024	*	Golden Entertainment, Inc	1,229,862
49,971	*,e	Golden Nugget Online Gaming, Inc	572,668
6,068		Graham Holdings Co	4,033,157
86,084	*,e	Hall of Fame Resort & Entertainment Co	254,809
133,988	*	Hilton Grand Vacations, Inc	5,449,292
199,075	*	Houghton Mifflin Harcourt Co	2,253,529
156,575	*	International Game Technology plc	2,935,781
35,994		Jack in the Box, Inc	3,918,307
5,140	*,e	Kura Sushi USA, Inc	249,907
165,540	*	Laureate Education, Inc	2,451,647
48,045	*	Lindblad Expeditions Holdings, Inc	657,736
20,134	*	Monarch Casino & Resort, Inc	1,285,556
4,421		Nathan’s Famous, Inc	284,049
9,020	*	NEOGAMES S.A.	435,215
63,679	*	Noodles & Co	760,327
30,594	*	ONE Group Hospitality, Inc	279,935
82,761	*	OneSpaWorld Holdings Ltd	817,679
51,800		Papa John’s International, Inc	5,911,416
110,517	*	Perdoceo Education Corp	1,310,732
43,163	*	PlayAGS, Inc	334,945
13,524		RCI Hospitality Holdings, Inc	848,766
25,019	*	Red Robin Gourmet Burgers, Inc	656,248
96,543	*	Red Rock Resorts, Inc	3,803,794
35,965	*,e	Regis Corp	286,641
81,935	*	Rush Street Interactive, Inc	807,060
52,142	*	Ruth’s Hospitality Group Inc	1,041,276
150,586	*	Scientific Games Corp (Class A)	9,292,662
80,655	*	SeaWorld Entertainment, Inc	3,823,854
58,608	*	Shake Shack, Inc	5,892,448
50,372	*,e	StoneMor, Inc	133,486
38,181		Strategic Education, Inc	3,027,371
63,085	*	Stride, Inc	1,934,186
47,667	*	Target Hospitality Corp	170,648
109,621		Texas Roadhouse, Inc (Class A)	10,103,768
143,459	*	Vivint Smart Home, Inc	1,760,242
46,737		Wingstop, Inc	8,006,515
82,461	*	WW International Inc	2,534,851
		TOTAL CONSUMER SERVICES	134,336,843

DIVERSIFIED FINANCIALS - 4.3%
11,358		AFC Gamma, Inc	241,698
23,632		Alerus Financial Corp	660,514
13,669		A-Mark Precious Metals, Inc	696,299
219,738		Apollo Commercial Real Estate Finance, Inc	3,344,412
199,245		Arbor Realty Trust, Inc	3,642,199
59,049		Ares Commercial Real Estate Corp	890,459
110,732		ARMOUR Residential REIT, Inc	1,151,613
92,371		Artisan Partners Asset Management, Inc	4,442,121
29,118	*	Assetmark Financial Holdings, Inc	759,980
3,259		Associated Capital Group, Inc	122,832
7,942	*	Atlanticus Holdings Corp	345,318
31,228		B. Riley Financial, Inc	2,109,764
223

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

50,095		Banco Latinoamericano de Exportaciones S.A. (Class E)	$825,566
519,325		BGC Partners, Inc (Class A)	2,778,389
216,845		Blackstone Mortgage Trust, Inc	7,030,115
77,387	*	Blucora, Inc	1,304,745
90,815		Brightsphere Investment Group, Inc	2,269,467
132,199		BrightSpire Capital, Inc	1,257,213
201,149		Broadmark Realty Capital, Inc	2,085,915
136,781	*	Cannae Holdings, Inc	4,547,968
154,079		Capstead Mortgage Corp	981,483
360,520		Chimera Investment Corp	5,306,854
38,942		Cohen & Steers, Inc	3,240,364
40,927		Cowen Group, Inc	1,636,261
30,163		Curo Group Holdings Corp	475,671
4,916		Diamond Hill Investment Group, Inc	846,781
46,127	*	Donnelley Financial Solutions, Inc	1,485,751
47,606		Dynex Capital, Inc	830,725
64,278		Ellington Financial Inc	1,168,574
48,377	*	Encore Capital Group, Inc	2,290,167
55,689	*	Enova International, Inc	1,842,749
78,539	*	Ezcorp, Inc (Class A)	449,243
148,251		Federated Investors, Inc (Class B)	4,809,262
63,062		FirstCash, Inc	4,994,510
80,869	*	Focus Financial Partners, Inc	4,151,006
8,005		GAMCO Investors, Inc (Class A)	215,655
51,229		GCM Grosvenor, Inc	510,241
85,731		Granite Point Mortgage Trust, Inc	1,209,664
35,881		Great Ajax Corp	454,971
83,744	*	Green Dot Corp	3,858,086
25,633		Greenhill & Co, Inc	410,641
53,276		Hamilton Lane, Inc	4,954,668
119,113		Hannon Armstrong Sustainable Infrastructure Capital, Inc	6,765,618
81,341		Houlihan Lokey, Inc	7,247,483
376,047		Invesco Mortgage Capital, Inc	1,293,602
84,046	e	iShares Russell 2000 Index Fund	18,578,368
50,611		KKR Real Estate Finance Trust, Inc	1,078,520
177,952		Ladder Capital Corp	2,032,212
151,077	*	LendingClub Corp	3,686,279
18,199	*	LendingTree, Inc	3,552,809
12,715		Marlin Business Services Corp	286,850
693,251		MFA Financial Inc	3,237,482
95,791		Moelis & Co	5,675,617
275,986		Navient Corp	5,638,394
26,582		Nelnet, Inc (Class A)	2,001,625
594,531		New York Mortgage Trust, Inc	2,598,100
35,784	*,†	NewStar Financial, Inc	8,640
163,272	*	Open Lending Corp	6,204,336
31,025	*	Oportun Financial Corp	654,007
15,084		Oppenheimer Holdings, Inc	678,026
148,471		Orchid Island Capital, Inc	734,931
153,461		PennyMac Mortgage Investment Trust	3,026,251
28,015		Piper Jaffray Cos	3,437,160
37,535		PJT Partners, Inc	2,934,111
71,110	*	PRA Group, Inc	2,758,357
105,119		PROG Holdings, Inc	4,601,059
224

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,321		Pzena Investment Management, Inc (Class A)	$347,175
90,582		Ready Capital Corp	1,369,600
180,498		Redwood Trust, Inc	2,142,511
12,871		Regional Management Corp	665,817
33,756		Sculptor Capital Management, Inc	783,814
58,460		StepStone Group, Inc	2,660,515
26,771	*	StoneX Group, Inc	1,727,533
95,896		TPG RE Finance Trust, Inc	1,261,991
492,092		Two Harbors Investment Corp	3,154,310
1,276		Value Line, Inc	40,832
11,428		Virtus Investment Partners, Inc	3,155,614
217,402		WisdomTree Investments, Inc	1,343,544
7,063	*	World Acceptance Corp	1,338,933
		TOTAL DIVERSIFIED FINANCIALS	195,331,940

ENERGY - 3.9%
36,337	*,e	Aemetis, Inc	318,675
111,980	*,e	Alto Ingredients, Inc	593,494
5,104	e	Altus Midstream Co	325,890
448,099	*	Antero Resources Corp	6,094,146
23,674	*	Arch Resources, Inc	1,555,855
208,301		Archrock, Inc	1,793,472
32,725	*	Aspen Aerogels, Inc	1,232,096
105,593		Berry Petroleum Co LLC	586,041
48,324		Bonanza Creek Energy, Inc	1,859,024
67,108		Brigham Minerals, Inc	1,318,001
10,636	*	Bristow Group, Inc	276,323
85,466		Cactus, Inc	3,080,195
131,657	*	California Resources Corp	3,700,878
62,471	*,e	Callon Petroleum Co	2,458,859
283,525	*,e	Centennial Resource Development, Inc	1,477,165
14,799	*,e	Centrus Energy Corp	343,189
317,616	*	ChampionX Corp	7,381,396
154,712		Chesapeake Energy Corp	8,362,184
218,229	*,e	Clean Energy Fuels Corp	1,638,900
342,597	*	CNX Resources Corp	4,145,424
143,390	*	Comstock Resources Inc	871,811
53,637	*	CONSOL Energy, Inc	1,126,913
229,985	*,e	Contango Oil & Gas Co	878,543
47,827		CVR Energy, Inc	653,317
102,808		Delek US Holdings, Inc	1,786,803
79,005	*	Denbury, Inc	5,191,419
226,714		DHT Holdings, Inc	1,314,941
29,093	*	DMC Global, Inc	1,273,401
46,783	*	Dorian LPG Ltd	566,074
54,982	*	Dril-Quip, Inc	1,571,386
37,679	*	Earthstone Energy, Inc	370,385
220,788	*,e	Energy Fuels, Inc	1,159,137
640,434		Equitrans Midstream Corp	5,264,367
24,476	*	Extraction Oil & Gas, Inc	1,088,937
61,773		Falcon Minerals Corp	294,657
250,481	*,e	Frank’s International NV	688,823
190,624	e	Frontline Ltd	1,517,367
13,919	*	FTS International, Inc	271,977
225

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

305,621	*,e	Gevo, Inc	$1,861,232
161,001	*	Golar LNG Ltd	1,796,771
67,128	*	Green Plains Inc	2,373,646
226,166	*	Helix Energy Solutions Group, Inc	938,589
164,893		Helmerich & Payne, Inc	4,727,482
7,803		HighPeak Energy, Inc	85,014
65,058		International Seaways, Inc	1,070,204
647,675	*	Kosmos Energy Ltd	1,496,129
19,699	*	Laredo Petroleum, Inc	1,084,627
133,901	*	Liberty Oilfield Services, Inc	1,364,451
218,022	*	Magnolia Oil & Gas Corp	3,052,308
173,411		Matador Resources Co	5,358,400
96,345	*	Meta Materials, Inc	337,207
229,474		Murphy Oil Corp	4,981,881
10,685	*	Nabors Industries Ltd	935,044
46,623	*	National Energy Services Reunited Corp	601,437
149,191	*	Newpark Resources, Inc	481,887
270,835	*	NexTier Oilfield Solutions, Inc	1,034,590
233,030		Nordic American Tankers Ltd	608,208
74,905		Northern Oil and Gas, Inc	1,293,609
31,598		Oasis Petroleum, Inc	2,897,853
155,965	*	Oceaneering International, Inc	2,068,096
94,879	*	Oil States International, Inc	537,015
410,476		Ovintiv, Inc	10,532,814
70,057	*	Par Pacific Holdings, Inc	1,147,534
295,981		Patterson-UTI Energy, Inc	2,373,768
154,102	*	PBF Energy, Inc	1,413,115
155,694		PDC Energy, Inc	6,157,698
108,436	*	Peabody Energy Corp	1,269,786
24,131	*,e	Penn Virginia Corp	446,182
133,687	*	ProPetro Holding Corp	1,009,337
374,408	*	Range Resources Corp	5,702,234
70,721	*	Renewable Energy Group, Inc	4,331,661
8,758	*	Rex American Resources Corp	718,156
3,725		Riley Exploration Permian, Inc	80,423
105,786	*	RPC, Inc	444,301
76,371		Scorpio Tankers, Inc	1,248,666
95,098	*	Select Energy Services, Inc	565,833
159,504		SFL Corp Ltd	1,095,792
182,576		SM Energy Co	3,414,171
46,387		Solaris Oilfield Infrastructure, Inc	403,567
1,061,224	*	Southwestern Energy Co	4,998,365
57,733	*	Talos Energy, Inc	666,239
108,745	*	Teekay Corp	325,148
37,339	*,e	Teekay Tankers Ltd	472,338
496,305	*	Tellurian, Inc	1,871,070
192,153	*	Tetra Technologies, Inc	593,753
63,616	*	Tidewater, Inc	720,133
321,176	*,e	Uranium Energy Corp	696,952
283,325	*,e	Ur-Energy, Inc	320,157
117,412	*	US Silica Holdings, Inc	1,185,861
32,297	*	Vine Energy, Inc	452,481
147,897	*	W&T Offshore, Inc	598,983
61,064	*,e	Whiting Petroleum Corp	2,863,902
97,682		World Fuel Services Corp	3,366,122
		TOTAL ENERGY	176,903,687
226

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.9%
49,260		Andersons, Inc	$1,315,242
214,638	*	BJ’s Wholesale Club Holdings, Inc	10,869,268
48,541	*	Chefs’ Warehouse Holdings, Inc	1,403,806
56,638	*,e	HF Foods Group Inc	292,818
21,988	e	Ingles Markets, Inc (Class A)	1,314,003
18,348	*	MedAvail Holdings, Inc	154,857
15,412		Natural Grocers by Vitamin C	172,306
206,633	*	Performance Food Group Co	9,467,924
36,896		Pricesmart, Inc	3,311,047
88,480	*,e	Rite Aid Corp	1,344,896
56,600		SpartanNash Co	1,100,870
185,895	*	Sprouts Farmers Market, Inc	4,569,299
87,379	*	United Natural Foods, Inc	2,893,993
12,578		Village Super Market (Class A)	283,634
25,758		Weis Markets, Inc	1,356,159
		TOTAL FOOD & STAPLES RETAILING	39,850,122

FOOD, BEVERAGE & TOBACCO - 1.5%
236,406	*,e	22nd Century Group, Inc	758,863
75,078	*,e	AppHarvest, Inc	894,930
100,305	e	B&G Foods, Inc (Class A)	2,880,759
26,464		Calavo Growers, Inc	1,490,982
55,873		Cal-Maine Foods, Inc	1,949,409
71,220	*	Celsius Holdings, Inc	4,887,828
7,362		Coca-Cola Consolidated Inc	2,938,542
31,603	*,e	Duckhorn Portfolio, Inc	694,318
52,542		Fresh Del Monte Produce, Inc	1,621,446
203,481	*	Hostess Brands, Inc	3,274,009
23,088		J&J Snack Foods Corp	3,795,205
13,969		John B. Sanfilippo & Son, Inc	1,290,177
9,704	*,e	Laird Superfood, Inc	270,741
29,733		Lancaster Colony Corp	5,883,269
40,946	*	Landec Corp	447,949
24,847		Limoneira Co	445,010
22,194		MGP Ingredients, Inc	1,323,872
58,062	*	Mission Produce, Inc	1,124,661
36,778		National Beverage Corp	1,668,986
208,470	*	NewAge, Inc	398,178
246,281		Primo Water Corp	4,071,025
31,814		Sanderson Farms, Inc	5,944,128
10,762	*	Seneca Foods Corp	589,112
133,318	*	Simply Good Foods Co	4,996,759
73,219	*,e	Tattooed Chef, Inc	1,443,879
24,356	e	Tootsie Roll Industries, Inc	837,603
81,418	*	TreeHouse Foods, Inc	3,614,959
22,808		Turning Point Brands, Inc	1,209,280
37,855		Universal Corp	1,974,517
92,326		Utz Brands, Inc	2,090,261
224,925		Vector Group Ltd	3,004,998
38,697	*	Vital Farms, Inc	673,715
58,516	*	Whole Earth Brands, Inc	752,516
		TOTAL FOOD, BEVERAGE & TOBACCO	69,241,886
227

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 8.2%
182,570	*	1Life Healthcare, Inc	$4,936,693
48,667	*,e	Accelerate Diagnostics, Inc	363,056
78,822	*	Accolade, Inc	3,689,658
155,609	*	Accuray, Inc	637,997
23,312	*,e	Acutus Medical, Inc	359,005
124,728	*	AdaptHealth Corp	2,792,660
23,805	*	Addus HomeCare Corp	2,066,036
35,392	*	Agiliti, Inc	693,329
41,241	*	Alignment Healthcare, Inc	859,050
219,149	*	Allscripts Healthcare Solutions, Inc	3,743,065
107,779	*	Alphatec Holdings Inc	1,588,662
304,824	*	American Well Corp	3,551,200
73,821	*	AMN Healthcare Services, Inc	7,423,440
59,126	*	Angiodynamics, Inc	1,574,525
56,789	*	Apollo Medical Holdings, Inc	5,018,444
12,237	*	Apria, Inc	385,833
48,834	*	Apyx Medical Corp	439,506
366,350	*,e	Asensus Surgical, Inc	857,259
113,829	*,e	Aspira Women’s Health, Inc	509,954
70,145	*	AtriCure, Inc	5,924,447
2,287		Atrion Corp	1,438,386
75,360	*	Avanos Medical, Inc	2,859,158
60,420	*	Aveanna Healthcare Holdings, Inc	624,743
59,834	*	AxoGen, Inc	1,218,819
65,174	*	Axonics Modulation Technologies, Inc	4,428,573
19,231	*	Biodesix, Inc	180,579
38,221	*	BioLife Solutions Inc	1,792,565
12,422	*,e	Bioventus, Inc	193,659
289,788	*	Brookdale Senior Living, Inc	2,179,206
50,883	*,e	Butterfly Network, Inc	546,483
61,528	*	Cardiovascular Systems, Inc	2,478,963
33,360	*	Castle Biosciences, Inc	2,330,196
186,973	*	Castlight Health, Inc	435,647
266,662	*	Cerus Corp	1,343,976
29,461	*	ClearPoint Neuro, Inc	654,918
194,564	*	Community Health Systems, Inc	2,591,592
21,820		Computer Programs & Systems, Inc	688,857
45,469		Conmed Corp	6,271,994
13,813	*	Corvel Corp	1,945,147
162,056	*	Covetrus, Inc	4,125,946
57,911	*	Cross Country Healthcare, Inc	950,899
59,533	*	CryoLife, Inc	1,607,391
63,507	*,e	CryoPort, Inc	3,919,652
27,133	*	Cutera, Inc	1,409,559
68,952	*	CytoSorbents Corp	524,725
21,108	*,e	DarioHealth Corp	313,243
30,224	*	Eargo, Inc	1,088,064
82,284		Ensign Group, Inc	6,999,900
121,364	*	Evolent Health, Inc	2,784,090
16,964	*,e	Exagen, Inc	202,211
228

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,415	*	Forian, Inc	$303,472
31,772	*,e	Fulgent Genetics, Inc	2,930,967
70,371	*	Glaukos Corp	3,588,921
78,994	*	Haemonetics Corp	4,802,045
60,878	*	Hanger Inc	1,493,946
69,999	*	Health Catalyst, Inc	4,064,142
128,092	*	HealthEquity, Inc	9,476,246
38,754	*	HealthStream, Inc	1,132,004
15,001	*	Heska Corp	3,610,741
31,792	*	iCAD, Inc	466,071
53,223	*	Inari Medical, Inc	4,778,893
28,064	*	InfuSystem Holdings, Inc	512,168
28,699	*	Innovage Holding Corp	483,865
29,867	*	Inogen, Inc	2,382,491
118,290	*	Inovalon Holdings, Inc	4,480,825
42,111	*	Inspire Medical Systems, Inc	7,713,051
51,439	*	Integer Holding Corp	5,035,364
54,922	*	Intersect ENT, Inc	1,282,429
58,986	*	Invacare Corp	426,469
9,882	*	iRadimed Corp	332,628
46,918	*	iRhythm Technologies, Inc	2,398,448
21,444	*	Joint Corp	1,693,861
105,475	*	Lantheus Holdings, Inc	2,760,281
27,236		LeMaitre Vascular, Inc	1,483,273
47,825	*	LHC Group, Inc	10,290,983
76,927	*	LivaNova plc	6,638,800
37,168	*	Magellan Health Services, Inc	3,505,686
119,821	*	MEDNAX, Inc	3,489,187
68,274	*	Meridian Bioscience, Inc	1,399,617
80,375	*	Merit Medical Systems, Inc	5,633,484
7,659		Mesa Laboratories, Inc	2,255,652
19,155	*	Misonix Inc	508,374
19,625	*	ModivCare, Inc	3,336,250
624,915	*,e	Multiplan Corp	5,030,566
43,104	*,e	NantHealth, Inc	86,208
19,992		National Healthcare Corp	1,552,379
21,894		National Research Corp	1,155,565
52,817	*	Natus Medical, Inc	1,410,214
168,569	*	Neogen Corp	7,342,866
39,105	*	Neuronetics, Inc	518,532
10,903	*	NeuroPace, Inc	232,234
54,172	*	Nevro Corp	8,396,660
87,934	*	NextGen Healthcare, Inc	1,426,289
81,116	*	NuVasive, Inc	5,187,368
67,372	*	Omnicell, Inc	9,869,998
12,904	*,e	Ontrak, Inc	348,537
26,373	*	OptimizeRx Corp	1,457,636
173,223	*	Option Care Health, Inc	3,589,181
114,169	*	OraSure Technologies, Inc	1,346,052
138,557	*	Ortho Clinical Diagnostics Holdings plc	3,113,376
30,635	*	Orthofix Medical Inc	1,217,435
20,885	*	OrthoPediatrics Corp	1,312,413
71,632	*	Outset Medical, Inc	2,934,047
113,583		Owens & Minor, Inc	5,253,214
229

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

134,185		Patterson Cos, Inc	$4,177,179
112,553	*	PAVmed, Inc	773,239
40,905	*	Pennant Group, Inc	1,399,769
41,336	*,e	PetIQ, Inc	1,461,641
59,687	*	Phreesia, Inc	4,079,606
30,699	*	Privia Health Group, Inc	1,274,008
98,779	*	Progyny, Inc	5,501,002
39,765	*	Pulmonx Corp	1,577,080
24,876	*,e	Pulse Biosciences, Inc	509,958
118,827	*	Quotient Ltd	405,200
206,088	*	R1 RCM, Inc	4,412,344
70,415	*	RadNet, Inc	2,587,047
27,142	*,e	Retractable Technologies, Inc	319,461
70,956	*	Schrodinger, Inc	4,801,592
49,715	*	SeaSpine Holdings Corp	973,917
173,022		Select Medical Holdings Corp	6,825,718
650,400	*,e	Senseonics Holdings, Inc	1,996,728
23,007	*	Sharps Compliance Corp	229,610
52,834	*	Shockwave Medical Inc	9,615,788
50,302	*	SI-BONE, Inc	1,526,163
90,514	*	Sientra, Inc	746,740
53,110	*	Silk Road Medical Inc	2,665,060
24,536		Simulations Plus, Inc	1,157,854
64,097	*,e	SOC Telemed, Inc	294,205
14,513	*,e	Soliton Inc	318,270
73,621	*	Staar Surgical Co	9,417,598
72,478	*	Stereotaxis, Inc	660,275
49,629	*	Surgery Partners, Inc	2,707,758
21,908	*	SurModics, Inc	1,207,350
35,188	*,e	Tabula Rasa HealthCare, Inc	1,511,676
29,850	*	Tactile Systems Technology, Inc	1,462,053
21,415	*	Talis Biomedical Corp	220,574
166,309	*	Tenet Healthcare Corp	11,947,639
70,375	*	Tivity Health, Inc	1,765,005
40,378	*	Transmedics Group, Inc	1,151,581
17,123	*	Treace Medical Concepts, Inc	518,142
37,147	*	Triple-S Management Corp (Class B)	903,786
20,254		US Physical Therapy, Inc	2,393,213
5,769		Utah Medical Products, Inc	515,749
35,627	*	Vapotherm, Inc	921,314
61,654	*	Varex Imaging Corp	1,683,154
55,431	*	Viemed Healthcare, Inc	385,800
213,308	*	ViewRay, Inc	1,416,365
53,461	*	Vocera Communications, Inc	2,243,224
28,956	*,e	Zynex Inc	402,199
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	376,077,998

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
72,690	*	Beauty Health Co	1,276,436
62,364	*	BellRing Brands, Inc	2,062,377
15,580	*	Central Garden & Pet Co	752,358
63,363	*	Central Garden and Pet Co (Class A)	2,744,252
85,054		Edgewell Personal Care Co	3,494,018
71,509	*	elf Beauty, Inc	1,974,363
230

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

106,594		Energizer Holdings, Inc	$4,567,553
38,880	*,e	Honest Co, Inc	558,706
27,998		Inter Parfums, Inc	2,152,206
18,355		Medifast, Inc	5,240,536
18,571		Nature’s Sunshine Products, Inc	326,664
77,826		Nu Skin Enterprises, Inc (Class A)	4,178,478
7,119		Oil-Dri Corp of America	253,223
13,374	*,e	Revlon, Inc (Class A)	145,777
19,555	*	USANA Health Sciences, Inc	1,863,005
98,950	*	Veru, Inc	679,787
21,396		WD-40 Co	5,199,014
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	37,468,753

INSURANCE - 1.9%
70,492	*	AMBAC Financial Group, Inc	1,023,544
133,689		American Equity Investment Life Holding Co	4,290,080
11,671		American National Group, Inc	1,925,482
30,015		Amerisafe, Inc	1,716,858
49,643		Argo Group International Holdings Ltd	2,587,890
70,315	*	BRP Group, Inc	1,916,787
75,026	*,e	Citizens, Inc (Class A)	402,139
205,637		Conseco, Inc	4,696,749
23,966		Crawford & Co	253,321
21,294		Donegal Group, Inc (Class A)	329,418
38,231	*	eHealth, Inc	1,988,394
44,604		Employers Holdings, Inc	1,851,958
21,543	*	Enstar Group Ltd	5,536,982
793,977	*	Genworth Financial, Inc (Class A)	2,651,883
27,729		Goosehead Insurance, Inc	3,332,748
42,696	*	Greenlight Capital Re Ltd (Class A)	375,725
8,870	e	HCI Group, Inc	891,258
40,812		Heritage Insurance Holdings, Inc	299,560
65,345		Horace Mann Educators Corp	2,601,384
7,592		Independence Holding Co	339,666
2,096		Investors Title Co	349,047
56,049		James River Group Holdings Ltd	2,039,063
33,677		Kinsale Capital Group, Inc	6,016,228
108,845	*,e	Maiden Holdings Ltd	367,896
75,074	*	MBIA, Inc	979,716
57,491	*,e	MetroMile, Inc	407,611
4,231		National Western Life Group, Inc	879,583
11,769	*	NI Holdings, Inc	232,673
38,480	*	Palomar Holdings, Inc	3,133,426
84,162		ProAssurance Corp	1,706,805
14,767	*	ProSight Global, Inc	188,427
62,667		RLI Corp	6,791,849
22,803		Safety Insurance Group, Inc	1,747,166
93,061		Selective Insurance Group, Inc	7,570,512
209,861	*	Selectquote, Inc	3,735,526
136,511	*	SiriusPoint Ltd	1,337,808
26,870		State Auto Financial Corp	1,343,500
42,288		Stewart Information Services Corp	2,495,415
35,553		Tiptree Inc	341,664
27,625	*	Trean Insurance Group, Inc	372,661
231

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

59,795	*	Trupanion, Inc	$6,877,621
32,924		United Fire Group Inc	820,466
31,828		United Insurance Holdings Corp	139,407
42,450		Universal Insurance Holdings, Inc	601,092
		TOTAL INSURANCE	89,486,988

MATERIALS - 3.9%
44,111	*	AdvanSix, Inc	1,475,513
199,468	*	Allegheny Technologies, Inc	4,095,078
46,599		American Vanguard Corp	769,349
261,830	*	Amyris, Inc	3,817,481
172,872	*	Arconic Corp	6,213,020
142,564		Avient Corp	6,917,205
50,494		Balchem Corp	6,811,136
87,876		Cabot Corp	4,838,453
74,606		Carpenter Technology Corp	2,846,219
80,974	*	Century Aluminum Co	1,178,981
11,795		Chase Corp	1,374,471
26,505	*	Clearwater Paper Corp	781,632
379,523	*	Coeur Mining, Inc	2,861,603
188,071		Commercial Metals Co	6,168,729
53,559		Compass Minerals International, Inc	3,672,005
192,231	*	Constellium SE	3,627,399
107,664	*	Danimer Scientific, Inc	1,795,836
78,272	*	Domtar Corp	4,297,916
128,652	*	Ferro Corp	2,675,962
69,112	*,†	Ferroglobe plc	0
45,575	*	Forterra, Inc	1,075,114
41,500		FutureFuel Corp	352,750
54,194	*	Gatos Silver, Inc	739,206
77,042	*	GCP Applied Technologies, Inc	1,791,227
70,439		Glatfelter Corp	1,072,786
40,947		Greif, Inc (Class A)	2,482,207
9,285		Greif, Inc (Class B)	565,271
81,658		H.B. Fuller Co	5,276,740
30,088		Hawkins, Inc	1,092,495
19,570		Haynes International, Inc	738,376
832,456		Hecla Mining Co	5,569,131
63,031	*	Ingevity Corp	5,353,853
38,412		Innospec, Inc	3,397,541
15,883	*	Intrepid Potash, Inc	481,255
24,751		Kaiser Aluminum Corp	3,011,702
32,455	*	Koppers Holdings, Inc	996,693
50,751	*	Kraton Corp	1,938,181
34,864		Kronos Worldwide, Inc	484,958
230,208	*	Livent Corp	4,491,358
135,131	*	Marrone Bio Innovations, Inc	168,914
31,904		Materion Corp	2,276,669
52,644		Minerals Technologies, Inc	4,223,102
114,232	*,e	MP Materials Corp	4,297,408
56,548		Myers Industries, Inc	1,197,687
27,233		Neenah Inc	1,369,003
371,437	*	Novagold Resources Inc	2,904,637
247,417	*	O-I Glass, Inc	3,659,297
232

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,674		Olympic Steel, Inc	$441,981
96,147	*	Orion Engineered Carbons SA	1,738,338
67,354		Pactiv Evergreen, Inc	974,612
41,960	*,e	Perpetua Resources Corp	238,752
45,204	*,e	PolyMet Mining Corp	138,776
80,405		PQ Group Holdings, Inc	1,251,102
51,576	*	PureCycle Technologies, Inc	763,841
21,121		Quaker Chemical Corp	5,317,001
54,731	*	Ranpak Holdings Corp	1,402,208
100,357	*	Rayonier Advanced Materials, Inc	699,488
25,392	*	Ryerson Holding Corp	399,416
40,648		Schnitzer Steel Industries, Inc (Class A)	2,130,768
50,201		Schweitzer-Mauduit International, Inc	1,974,405
66,232		Sensient Technologies Corp	5,774,106
33,753		Stepan Co	3,981,166
185,302	*	Summit Materials, Inc	6,226,147
134,684		SunCoke Energy, Inc	1,041,107
71,179	*	TimkenSteel Corp	948,816
41,483		Tredegar Corp	542,183
60,947		Trinseo S.A.	3,313,079
179,476		Tronox Holdings plc	3,307,743
11,572	*	UFP Technologies, Inc	691,774
3,243		United States Lime & Minerals, Inc	450,777
25,631	*	US Concrete, Inc	1,866,193
3,773	e	Valhi, Inc	92,967
46,929		Verso Corp	892,590
80,602		Warrior Met Coal, Inc	1,504,839
54,234		Worthington Industries, Inc	3,469,349
29,311	*,e	Zymergen, Inc	1,019,730
		TOTAL MATERIALS	179,818,803

MEDIA & ENTERTAINMENT - 2.5%
119,623	*	Advantage Solutions, Inc	1,169,913
637,760	*,e	AMC Entertainment Holdings, Inc	23,609,875
46,063	*	AMC Networks, Inc	2,304,992
27,297	*	Boston Omaha Corp	892,885
50,062	*	Cardlytics, Inc	6,305,809
145,439	*	Cargurus, Inc	4,159,555
110,859	*	Cars.com, Inc	1,339,177
18,012	*,e	Chicken Soup For The Soul Entertainment, Inc	646,271
169,232	*	Cinemark Holdings, Inc	2,628,173
568,680	*	Clear Channel	1,512,689
95,556	*	comScore, Inc	383,180
40,743	*,e	CuriosityStream, Inc	447,766
2,045	*	Daily Journal Corp	680,985
40,887	*	Emerald Holding, Inc	161,504
190,599	*	Entercom Communications Corp	680,438
94,998		Entravision Communications Corp (Class A)	584,238
497,380	*,e	Eros STX Global Corp	542,144
117,526	*	Eventbrite Inc	2,088,437
29,594	*	EverQuote Inc	893,147
90,575		EW Scripps Co (Class A)	1,728,171
66,765	*	Fluent, Inc	166,245
205,909	*,e	fuboTV, Inc	5,361,870
233

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

215,685	*	Gannett Co, Inc	$1,244,502
133,816		Gray Television, Inc	2,966,701
28,671	*	Hemisphere Media Group, Inc	364,408
175,366	*	iHeartMedia, Inc	4,533,211
78,969	*	Imax Corp	1,274,560
67,570		John Wiley & Sons, Inc (Class A)	3,971,765
14,316	*	Liberty Braves Group (Class A)	379,947
57,216	*	Liberty Braves Group (Class C)	1,513,363
118,933	*	Liberty TripAdvisor Holdings, Inc	497,140
91,194	*	Lions Gate Entertainment Corp (Class A)	1,370,646
180,437	*	Lions Gate Entertainment Corp (Class B)	2,410,638
80,739	*	LiveXLive Media, Inc	285,816
20,907	e	Loral Space & Communications, Inc	739,899
38,212	*	Madison Square Garden Entertainment Corp	2,673,312
164,473	*	Magnite, Inc	4,983,532
36,289	*,e	Marcus Corp	583,164
97,864	*,e	MDC Partners, Inc	549,017
32,430	*	MediaAlpha, Inc	1,083,162
62,473	*	Meredith Corp	2,726,322
100,839		National CineMedia, Inc	350,920
76,013	*	QuinStreet, Inc	1,394,078
46,607		Scholastic Corp	1,566,461
70,984		Sinclair Broadcast Group, Inc (Class A)	2,008,137
39,955	*	TechTarget, Inc	2,919,911
346,353		TEGNA, Inc	6,137,375
10,129	*	Thryv Holdings, Inc	336,485
154,083	*	TrueCar, Inc	810,477
82,078	*	WideOpenWest, Inc	1,825,415
113,491	*	Yelp, Inc	4,244,563
		TOTAL MEDIA & ENTERTAINMENT	114,032,391

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.1%
15,380	*,e	4D Molecular Therapeutics, Inc	382,501
16,242	*	89bio, Inc	254,350
332,762	*	9 Meters Biopharma, Inc	359,383
187,399	*	Acadia Pharmaceuticals, Inc	4,053,440
67,978	*	Aclaris Therapeutics, Inc	1,014,912
32,748	*	Adicet Bio, Inc	242,335
147,359	*	Adverum Biotechnologies, Inc	334,505
67,104	*	Aeglea BioTherapeutics, Inc	411,348
66,281	*	Aerie Pharmaceuticals, Inc	1,045,914
182,413	*	Affimed NV	1,213,046
308,654	*	Agenus, Inc	1,598,828
96,458	*	Agios Pharmaceuticals, Inc	4,638,665
239,866	*	Akebia Therapeutics, Inc	592,469
40,255	*,e	Akero Therapeutics, Inc	863,067
39,627	*,e	Akouos, Inc	430,745
11,957	*	Akoya Biosciences, Inc	207,334
27,735	*	Albireo Pharma, Inc	793,498
116,754	*,†	Alder Biopharmaceuticals Inc	102,744
75,987	*	Aldeyra Therapeutics, Inc	676,284
90,200	*	Alector, Inc	2,167,957
29,375	*	Aligos Therapeutics, Inc	427,994
251,167	*	Alkermes plc	6,497,690
234

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

54,719	*	Allakos, Inc	$4,353,444
106,466	*	Allogene Therapeutics, Inc	2,336,929
47,841	*	Allovir, Inc	915,677
18,186	*,e	Alpine Immune Sciences, Inc	160,764
50,879	*,e	Altimmune, Inc	461,473
28,190	*	ALX Oncology Holdings, Inc	1,650,806
411,739	*	Amicus Therapeutics, Inc	3,825,055
160,259	*	Amneal Pharmaceuticals, Inc	790,077
57,253	*	Amphastar Pharmaceuticals, Inc	1,199,450
297,805	*,e	Ampio Pharmaceuticals, Inc	419,905
30,187	*	AnaptysBio, Inc	693,697
97,162	*,e	Anavex Life Sciences Corp	1,744,058
9,411	*	Angion Biomedica Corp	100,039
15,312	*	ANI Pharmaceuticals, Inc	519,536
22,317	*	Anika Therapeutics, Inc	895,581
48,818	*	Annexon, Inc	1,028,107
270,773	*	Antares Pharma, Inc	1,191,401
101,690	*	Apellis Pharmaceuticals, Inc	6,507,143
37,824	*,e	Applied Molecular Transport, Inc	1,060,207
26,954	*	Applied Therapeutics, Inc	463,878
82,167	*,e	AquaBounty Technologies, Inc	406,727
122,286	*,e	Arbutus Biopharma Corp	328,949
32,541	*,e	Arcturus Therapeutics Holdings, Inc	1,018,859
68,964	*	Arcus Biosciences, Inc	2,166,159
43,306	*	Arcutis Biotherapeutics, Inc	1,010,329
132,459	*,e	Ardelyx, Inc	230,479
95,748	*	Arena Pharmaceuticals, Inc	5,922,971
158,709	*	Arrowhead Pharmaceuticals Inc	10,996,947
68,340	*	Arvinas, Inc	6,909,174
129,392	*	Atara Biotherapeutics, Inc	1,649,748
101,121	*,e	Atea Pharmaceuticals, Inc	2,532,070
135,386	*,e	Athenex, Inc	510,405
284,745	*,e	Athersys, Inc	464,134
50,496	*,e	Athira Pharma, Inc	485,267
183,172	*,e	Atossa Therapeutics, Inc	547,684
45,284	*,e	Atreca, Inc	248,609
94,556	*	Avid Bioservices, Inc	2,425,361
49,306	*	Avidity Biosciences, Inc	952,099
37,380	*	Avita Medical, Inc	692,651
57,744	*	Avrobio, Inc	424,996
43,503	*	Axsome Therapeutics, Inc	2,113,811
73,560	*,e	Beam Therapeutics, Inc	6,767,520
75,075	*	Berkeley Lights, Inc	3,421,919
35,068	*	Beyondspring Inc	333,847
18,715	*,e	BioAtla, Inc	767,128
278,378	*,e	BioCryst Pharmaceuticals, Inc	4,487,453
145,820	*	BioDelivery Sciences International, Inc	548,283
84,592	*	Biohaven Pharmaceutical Holding Co Ltd	10,659,438
13,510	*	Biomea Fusion, Inc	178,197
440,427	*,e	Bionano Genomics, Inc	2,611,732
23,932	*,e	Bioxcel Therapeutics Inc	612,420
35,663	*,e	Black Diamond Therapeutics, Inc	340,938
105,755	*	Bluebird Bio, Inc	2,687,235
91,617	*	Blueprint Medicines Corp	8,050,386
235

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,498	*,e	Bolt Biotherapeutics, Inc	$228,553
168,499	*	Bridgebio Pharma, Inc	9,006,272
37,275	*,e	Brooklyn ImmunoTherapeutics, Inc	428,290
53,921	*,e	C4 Therapeutics, Inc	2,326,152
66,066	*	Cara Therapeutics, Inc	790,810
56,614	*	Cardiff Oncology, Inc	301,186
78,353	*	CareDx, Inc	6,584,786
59,905	*,e	Cassava Sciences, Inc	4,165,195
158,496	*	Catalyst Pharmaceuticals, Inc	925,617
12,481	*	Celcuity, Inc	245,876
61,389	*	Celldex Therapeutics, Inc	2,685,769
57,115	*,e	CEL-SCI Corp	458,633
82,899	*,e	Cerecor Inc	220,511
55,211	*,e	Cerevel Therapeutics Holdings, Inc	1,360,399
80,291	*	ChemoCentryx, Inc	1,186,701
114,296	*	Chimerix, Inc	757,782
49,242	*	Chinook Therapeutics, Inc	641,623
73,379	*,e	ChromaDex Corp	637,664
177,795	*,e	Citius Pharmaceuticals, Inc	336,033
35,827	*,e	Clene, Inc	308,112
155,962	*,e	Clovis Oncology, Inc	753,296
94,044	*	Codexis, Inc	1,989,971
24,584	*	Codiak Biosciences, Inc	425,303
58,174	*,e	Cogent Biosciences, Inc	349,044
100,420	*	Coherus Biosciences, Inc	1,310,481
55,005	*	Collegium Pharmaceutical, Inc	1,369,074
151,377	*	Corcept Therapeutics, Inc	3,144,100
52,712	*	CorMedix Inc	306,257
31,236	*,e	Cortexyme Inc	1,765,146
57,109	*	Crinetics Pharmaceuticals, Inc	1,026,820
44,155	*	Cue Biopharma, Inc	460,095
21,212	*	Cullinan Oncology, Inc	486,391
135,600	*	Curis, Inc	1,029,204
116,466	*	Cymabay Therapeutics, Inc	458,876
121,624	*,e	Cytokinetics, Inc	3,609,800
99,515	*	CytomX Therapeutics, Inc	538,376
61,618	*	Deciphera Pharmaceuticals, Inc	1,878,733
142,450	*	Denali Therapeutics, Inc	7,269,224
37,117	*,e	DermTech, Inc	1,249,358
21,101	*	Design Therapeutics, Inc	326,643
108,031	*	Dicerna Pharmaceuticals, Inc	4,052,243
354,190	*	Durect Corp	499,408
170,834	*,e	Dynavax Technologies Corp	1,595,590
47,019	*	Dyne Therapeutics, Inc	849,633
17,397	*	Eagle Pharmaceuticals, Inc	808,961
19,318	*	Edgewise Therapeutics, Inc	338,258
107,866	*	Editas Medicine, Inc	4,515,271
51,589	*	Eiger BioPharmaceuticals, Inc	410,648
76,708	*	Emergent Biosolutions, Inc	5,055,057
30,764	*	Enanta Pharmaceuticals, Inc	1,299,779
366,281	*	Endo International plc	1,853,382
146,537	*	Epizyme, Inc	971,540
43,316	*,e	Esperion Thereapeutics, Inc	666,633
47,552	*,e	Evelo Biosciences, Inc	437,954
236

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

50,502	*	Evolus, Inc	$546,432
33,078	*,e	EyePoint Pharmaceuticals, Inc	271,901
125,541	*	Fate Therapeutics, Inc	10,394,795
136,478	*	FibroGen, Inc	1,774,214
11,850	*	Finch Therapeutics Group, Inc	156,065
70,379	*	Flexion Therapeutics, Inc	417,347
120,058	*,e	Fluidigm Corp	889,630
30,625	*	Foghorn Therapeutics, Inc	277,769
48,857	*	Forma Therapeutics Holdings, Inc	1,118,337
17,664	*,e	Forte Biosciences, Inc	529,213
127,759	*,e	Fortress Biotech, Inc	397,330
50,086	*,e	Frequency Therapeutics, Inc	417,216
34,680	*	Fulcrum Therapeutics, Inc	253,511
61,382	*	G1 Therapeutics, Inc	1,062,522
34,300	*	Gemini Therapeutics, Inc	139,601
67,765	*	Generation Bio Co	1,473,211
462,247	*,e	Geron Corp	563,941
93,707	*	Global Blood Therapeutics, Inc	2,561,012
91,072	*,e	Gossamer Bio, Inc	715,826
6,319	*,e	Greenwich Lifesciences, Inc	249,411
63,220	*	Gritstone Oncology, Inc	422,310
37,337	*	GT Biopharma, Inc	371,503
220,662	*	Halozyme Therapeutics, Inc	9,119,960
34,998	*	Harmony Biosciences Holdings, Inc	915,548
29,286	*	Harpoon Therapeutics, Inc	286,710
60,379	*	Harvard Bioscience, Inc	476,390
145,136	*	Heron Therapeutics, Inc	1,793,881
65,675	*	Homology Medicines, Inc	417,693
27,905	*	Hookipa Pharma, Inc	215,706
70,221	*,e	Humanigen, Inc	1,131,963
370,538	*,e	iBio, Inc	459,467
43,945	*	Ideaya Biosciences, Inc	1,076,653
12,725	*	IGM Biosciences, Inc	865,427
14,195	*,e	Ikena Oncology, Inc	140,672
24,284	*	Immunic, Inc	214,428
104,716	*,e	ImmunityBio, Inc	1,147,687
312,314	*	Immunogen, Inc	1,752,082
61,318	*	Immunovant, Inc	641,386
8,430	*,e	Impel Neuropharma, Inc	118,526
137,047	*,e	Infinity Pharmaceuticals, Inc	290,540
43,705	*	Inhibrx, Inc	1,243,844
100,266	*	Innoviva, Inc	1,421,772
20,277	*	Inotiv, Inc	529,635
323,729	*,e	Inovio Pharmaceuticals, Inc	2,719,324
22,528	*	Inozyme Pharma, Inc	377,795
163,616	*	Insmed, Inc	4,024,954
27,289	*	Instil Bio, Inc	410,699
106,269	*	Intellia Therapeutics, Inc	15,074,258
41,601	*	Intercept Pharmaceuticals, Inc	718,865
110,658	*	Intra-Cellular Therapies, Inc	3,798,889
313,761	*,e	Invitae Corp	8,782,170
227,461	*	Ironwood Pharmaceuticals, Inc	3,018,407
31,879	*	iTeos Therapeutics, Inc	766,052
141,815	*	IVERIC bio, Inc	1,223,863
237

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,612	*	Jounce Therapeutics, Inc	$260,124
277,344	*	Kadmon Holdings, Inc	1,042,813
75,701	*,e	Kala Pharmaceuticals, Inc	261,168
31,214	*,e	Kaleido Biosciences Inc	169,492
30,802	*	KalVista Pharmaceuticals Inc	620,352
34,763	*	Karuna Therapeutics, Inc	3,970,630
112,820	*,e	Karyopharm Therapeutics, Inc	939,791
44,747	*,e	KemPharm, Inc	451,497
24,433	*	Keros Therapeutics, Inc	899,134
48,241	*	Kezar Life Sciences, Inc	234,934
43,001	*	Kiniksa Pharmaceuticals Ltd	659,205
21,852	*,e	Kinnate Biopharma, Inc	471,566
52,442	*	Kodiak Sciences, Inc	4,396,737
60,779	*,e	Kronos Bio, Inc	1,242,931
28,079	*	Krystal Biotech Inc	1,640,937
100,864	*	Kura Oncology, Inc	1,910,364
45,262	*	Kymera Therapeutics, Inc	2,723,867
10,219	*	Landos Biopharma, Inc	112,205
106,290	*	Lexicon Pharmaceuticals, Inc	376,267
23,311	*	Ligand Pharmaceuticals, Inc (Class B)	2,646,032
189,854	*,e	Lineage Cell Therapeutics, Inc	499,316
92,361	*	MacroGenics, Inc	2,305,331
17,776	*,e	Madrigal Pharmaceuticals, Inc	1,552,200
42,473	*	Magenta Therapeutics, Inc	302,408
386,602	*,e	MannKind Corp	1,585,068
57,829	*,e	Marinus Pharmaceuticals, Inc	850,086
45,402	*	Medpace Holdings, Inc	7,988,028
173,968	*	MEI Pharma, Inc	469,714
46,638	*	MeiraGTx Holdings plc	652,466
107,823	*	Mersana Therapeutics, Inc	1,186,053
173,926	*,e	MiMedx Group, Inc	2,132,333
504,277	*,e	Mind Medicine MindMed, Inc	1,543,088
5,644	*	Mirum Pharmaceuticals, Inc	81,556
57,889	*	Molecular Templates, Inc	405,223
32,462	*	Morphic Holding, Inc	1,870,460
108,968	*	Mustang Bio, Inc	314,918
118,298	*	Myriad Genetics, Inc	3,741,766
71,027	*	NanoString Technologies, Inc	4,399,412
177,490	*	NeoGenomics, Inc	8,182,289
55,602	*	Neoleukin Therapeutics, Inc	388,658
10,368	*	NexImmune, Inc	110,730
49,333	*	NGM Biopharmaceuticals Inc	1,005,900
22,090	*,e	Nkarta, Inc	701,578
49,037	*	Nurix Therapeutics, Inc	1,507,397
55,459	*,e	Nuvation Bio, Inc	479,166
289,123	*,e	Ocugen, Inc	1,940,015
118,445	*	Ocular Therapeutix, Inc	1,304,079
19,610	*	Olema Pharmaceuticals, Inc	460,443
95,054	*,e	Omeros Corp	1,378,283
110,954	*	Oncocyte Corp	570,304
31,978	*,e	Oncorus, Inc	409,958
69,291	*	Oncternal Therapeutics, Inc	270,235
615,520	*,e	Opko Health, Inc	2,117,389
41,824	*	Oramed Pharmaceuticals, Inc	593,483
238

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

59,717	*	Organogenesis Holdings Inc	$916,059
46,202	*	ORIC Pharmaceuticals, Inc	769,263
137,127	*,e	Outlook Therapeutics, Inc	309,907
17,396	*,e	Oyster Point Pharma, Inc	247,893
304,486	*	Pacific Biosciences of California, Inc	9,789,225
68,790	*	Pacira BioSciences Inc	4,055,171
70,795	*	Paratek Pharmaceuticals, Inc	368,134
58,067	*	Passage Bio, Inc	685,191
55,744	*	Personalis, Inc	1,170,067
31,709	*	Phathom Pharmaceuticals, Inc	1,017,859
32,782		Phibro Animal Health Corp	775,950
38,810	*,e	Pliant Therapeutics, Inc	783,962
41,069	*	PMV Pharmaceuticals, Inc	1,396,757
5,644	*,e	Portage Biotech, Inc	85,450
45,032	*	Poseida Therapeutics, Inc	365,210
38,186	*	Praxis Precision Medicines, Inc	595,702
148,497	*,e	Precigen, Inc	815,249
74,406	*	Precision BioSciences Inc	733,643
17,783	*,e	Prelude Therapeutics, Inc	569,767
78,424	*	Prestige Consumer Healthcare, Inc.	4,121,181
137,717	*,†	Progenics Pharmaceuticals, Inc	0
17,697	*	Prometheus Biosciences, Inc	371,106
64,728	*	Protagonist Therapeutics, Inc	3,199,505
53,387	*	Prothena Corp plc	2,674,689
85,790	*,e	Provention Bio, Inc	520,745
108,749	*	PTC Therapeutics, Inc	4,168,349
52,255	*	Puma Biotechnology, Inc	392,958
48,318	*	Quanterix Corp	2,568,102
73,857	*	Radius Health, Inc	1,117,456
11,617	*	Rain Therapeutics, Inc	193,423
28,136	*,e	RAPT Therapeutics, Inc	862,931
42,986	*	Reata Pharmaceuticals, Inc	5,386,576
33,080	*	Recursion Pharmaceuticals, Inc	1,003,978
62,529	*	REGENXBIO, Inc	2,020,937
91,661	*	Relay Therapeutics, Inc	2,973,483
25,154	*	Relmada Therapeutics, Inc	654,004
9,875	*,e	Reneo Pharmaceuticals, Inc	80,876
41,916	*	Replimune Group, Inc	1,371,911
109,904	*	Revance Therapeutics, Inc	3,196,008
92,995	*	REVOLUTION Medicines, Inc	2,663,377
68,972	*	Rhythm Pharmaceuticals, Inc	1,192,526
267,513	*	Rigel Pharmaceuticals, Inc	1,070,052
62,195	*	Rocket Pharmaceuticals, Inc	2,227,825
70,592	*,e	Rubius Therapeutics, Inc	1,517,022
42,036	*,e	Sana Biotechnology, Inc	684,766
184,047	*	Sangamo Therapeutics Inc	1,763,170
41,858	*,e	Scholar Rock Holding Corp	1,308,063
118,704	*,e	Seelos Therapeutics, Inc	267,084
23,397	*,e	Seer, Inc	747,300
139,854	*	Selecta Biosciences, Inc	483,895
12,340	*	Sensei Biotherapeutics, Inc	97,363
108,972	*	Seres Therapeutics, Inc	773,701
267,664	*	Sesen Bio, Inc	998,387
41,649	*,e	Shattuck Labs, Inc	917,944
239

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

77,528	*	SIGA Technologies, Inc	$493,853
12,499	*	Sigilon Therapeutics, Inc	62,995
20,497	*	Silverback Therapeutics, Inc	620,649
93,352	*	Solid Biosciences, Inc	260,452
426,862	*,e	Sorrento Therapeutics, Inc	3,504,537
232,146	*	Spectrum Pharmaceuticals, Inc	747,510
37,888	*,e	Spero Therapeutics, Inc	505,426
45,714	*	SpringWorks Therapeutics, Inc	3,917,690
11,422	*,e	Spruce Biosciences, Inc	105,197
35,646	*,e	SQZ Biotechnologies Co	431,317
29,887	*	Stoke Therapeutics, Inc	855,665
35,191	*,e	Summit Therapeutics, Inc	257,950
78,260	*	Supernus Pharmaceuticals, Inc	2,060,586
52,096	*,e	Surface Oncology, Inc	313,097
67,890	*	Sutro Biopharma, Inc	1,156,167
70,402	*	Syndax Pharmaceuticals, Inc	1,026,461
81,311	*	Syros Pharmaceuticals, Inc	375,657
13,944	*	Talaris Therapeutics, Inc	192,567
13,199	*	Tarsus Pharmaceuticals, Inc	297,901
34,855	*	Taysha Gene Therapies, Inc	602,643
46,760	*	TCR2 Therapeutics Inc	581,694
14,085	*	Terns Pharmaceuticals, Inc	105,638
200,704	*	TG Therapeutics, Inc	7,022,633
545,400	*,e	TherapeuticsMD, Inc	545,400
83,472	*	Theravance Biopharma, Inc	1,083,467
511,493	*,e	Tonix Pharmaceuticals Holding Corp	366,229
104,960	*	Translate Bio, Inc	2,901,094
89,432	*	Travere Therapeutics, Inc	1,229,690
256,044	*,e	Trevena, Inc	340,539
153,154	*,e	Trillium Therapeutics, Inc	1,000,096
71,995	*	Turning Point Therapeutics Inc	4,594,721
73,925	*	Twist Bioscience Corp	9,096,471
32,317	*,e	UroGen Pharma Ltd	500,913
85,753	*	Vanda Pharmaceuticals, Inc	1,398,631
187,036	*,e	Vaxart Inc	1,344,789
62,235	*,e	Vaxcyte, Inc	1,349,255
291,530	*,e	VBI Vaccines, Inc	868,759
105,637	*	Veracyte, Inc	4,707,185
279,575	*	Verastem, Inc	903,027
72,797	*	Vericel Corp	3,853,873
20,030	*,e	Verrica Pharmaceuticals, Inc	214,321
106,890	*,e	Viking Therapeutics, Inc	657,374
7,364	*,e	Vincerx Pharma, Inc	97,573
94,121	*	Vir Biotechnology, Inc	3,355,414
56,762	*	Viracta Therapeutics, Inc	597,136
299,543	*	VistaGen Therapeutics, Inc	796,784
18,442	*	Vor BioPharma, Inc	230,894
53,722	*	WaVe Life Sciences Ltd	296,008
11,851	*,e	Werewolf Therapeutics, Inc	206,444
22,872	e	XBiotech, Inc	370,526
89,589	*	Xencor, Inc	2,757,549
9,763	*,e	XOMA Corp	316,321
54,718	*	Y-mAbs Therapeutics, Inc	1,811,166
52,058	*	Zentalis Pharmaceuticals, Inc	2,770,006
339,984	*,e	ZIOPHARM Oncology, Inc	771,764
87,809	*	Zogenix, Inc	1,423,384
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	554,630,636
240

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 7.2%
132,726		Acadia Realty Trust	$2,840,336
105,318		Agree Realty Corp	7,914,648
113,473		Alexander & Baldwin, Inc	2,271,729
3,484		Alexander’s, Inc	971,479
78,204		American Assets Trust, Inc	2,888,074
177,135		American Finance Trust, Inc	1,500,333
233,254		Apartment Investment and Management Co	1,623,448
328,852		Apple Hospitality REIT, Inc	4,916,337
90,404		Armada Hoffler Properties, Inc	1,175,252
17,161	*	Ashford Hospitality Trust, Inc	278,008
69,668	*	BraeMar Hotels & Resorts, Inc	355,307
265,753		Brandywine Realty Trust	3,709,912
222,846		Broadstone Net Lease, Inc	5,798,453
15,565		Brt Realty Trust	273,477
151,134		CareTrust REIT, Inc	3,645,352
74,012		CatchMark Timber Trust, Inc	865,200
20,596		Centerspace	1,853,640
74,176	*	Chatham Lodging Trust	910,881
68,862		City Office REIT, Inc	886,254
24,541		Clipper Realty, Inc	204,181
179,570		Columbia Property Trust, Inc	2,993,432
36,052		Community Healthcare Trust, Inc	1,796,471
61,306	*	CorePoint Lodging, Inc	823,953
176,903		Corporate Office Properties Trust	5,208,024
9,468		CTO Realty Growth, Inc	532,007
184,647	*	Cushman & Wakefield plc	3,447,360
322,701	*	DiamondRock Hospitality Co	2,778,456
748,717	*	DigitalBridge Group, Inc	5,211,070
371,648		Diversified Healthcare Trust	1,449,427
132,530		Easterly Government Properties, Inc	3,008,431
62,260		EastGroup Properties, Inc	10,971,457
223,943		Empire State Realty Trust, Inc	2,559,669
183,677		Equity Commonwealth	4,828,868
183,327		Essential Properties Realty Trust, Inc	5,463,145
97,184	*	eXp World Holdings Inc	3,490,849
41,487		Farmland Partners, Inc	522,736
7,394	*,e	Fathom Holdings, Inc	187,068
26,710	*	Forestar Group, Inc	546,754
119,479		Four Corners Property Trust, Inc	3,430,242
166,358		Franklin Street Properties Corp	868,389
10,641	*	FRP Holdings, Inc	639,843
190,509		Geo Group, Inc	1,318,322
62,407		Getty Realty Corp	1,971,437
54,153		Gladstone Commercial Corp	1,255,267
39,464		Gladstone Land Corp	920,301
88,786		Global Medical REIT, Inc	1,381,510
150,398		Global Net Lease, Inc	2,777,851
221,847		Healthcare Realty Trust, Inc	7,072,482
55,186	*	Hersha Hospitality Trust	519,300
241

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

159,988		Independence Realty Trust, Inc	$3,084,569
6,842		Indus Realty Trust, Inc	462,177
101,749		Industrial Logistics Properties Trust	2,757,398
37,112		Innovative Industrial Properties, Inc	7,978,709
110,832		iStar Inc	2,685,459
188,051		Kennedy-Wilson Holdings, Inc	3,796,750
130,618		Kite Realty Group Trust	2,633,259
429,664		Lexington Realty Trust	5,650,082
60,966		LTC Properties, Inc	2,307,563
309,514		Macerich Co	5,045,078
139,485	*	Mack-Cali Realty Corp	2,510,730
37,863	*	Marcus & Millichap, Inc	1,506,569
149,174		Monmouth Real Estate Investment Corp (Class A)	2,840,273
68,517		National Health Investors, Inc	4,674,915
122,714		National Storage Affiliates Trust	6,647,417
62,143		NETSTREIT Corp	1,612,611
128,269		New Senior Investment Group, Inc	1,182,640
235,447		Newmark Group, Inc	3,032,557
34,851		NexPoint Residential Trust, Inc	2,054,466
74,983		Office Properties Income Trust	2,173,007
26,959		One Liberty Properties, Inc	824,676
227,905	*	Outfront Media, Inc	5,444,650
292,356		Paramount Group, Inc	2,853,395
203,576		Pebblebrook Hotel Trust	4,578,424
337,715		Physicians Realty Trust	6,399,699
194,214		Piedmont Office Realty Trust, Inc	3,693,950
45,847		Plymouth Industrial REIT, Inc	1,058,149
18,870		Postal Realty Trust, Inc	362,681
103,421		PotlatchDeltic Corp	5,371,687
78,472		Preferred Apartment Communities, Inc	827,095
31,460		PS Business Parks, Inc	4,834,458
107,619		QTS Realty Trust, Inc	8,363,073
15,257	*	Rafael Holdings, Inc	772,157
28,655		Re/Max Holdings, Inc	982,867
180,380	*	Realogy Holdings Corp	3,196,334
159,300	*	Redfin Corp	9,330,201
182,095		Retail Opportunities Investment Corp	3,217,619
335,945		Retail Properties of America, Inc	4,236,266
26,626		Retail Value, Inc	650,739
256,377		RLJ Lodging Trust	3,679,010
24,169		RMR Group, Inc	948,392
126,262		RPT Realty	1,608,578
84,227	*	Ryman Hospitality Properties	6,460,211
337,722		Sabra Healthcare REIT, Inc	6,278,252
28,020		Safehold, Inc	2,530,766
19,029		Saul Centers, Inc	867,722
58,305	*	Seritage Growth Properties	925,300
257,010		Service Properties Trust	2,860,521
271,350		SITE Centers Corp	4,303,611
52,181		St. Joe Co	2,362,234
252,009		STAG Industrial, Inc	10,413,012
163,286	*	Summit Hotel Properties, Inc	1,471,207
336,598	*	Sunstone Hotel Investors, Inc	3,884,341
155,344		Tanger Factory Outlet Centers, Inc	2,667,257
242

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,629	*	Tejon Ranch Co	$594,827
107,377		Terreno Realty Corp	7,340,292
63,319		UMH Properties, Inc	1,474,066
304,561		Uniti Group, Inc	3,566,409
20,674		Universal Health Realty Income Trust	1,235,272
181,329		Urban Edge Properties	3,445,251
45,289		Urstadt Biddle Properties, Inc (Class A)	863,661
132,602		Washington REIT	3,220,903
62,723		Whitestone REIT	555,099
178,441	*	Xenia Hotels & Resorts, Inc	3,154,837
		TOTAL REAL ESTATE	331,201,802

RETAILING - 3.9%
41,735	*	1-800-FLOWERS.COM, Inc (Class A)	1,272,918
54,012		Aaron’s Co, Inc	1,559,326
96,074	*	Abercrombie & Fitch Co (Class A)	3,632,558
96,830	*	Academy Sports & Outdoors, Inc	3,587,552
238,338	e	American Eagle Outfitters, Inc	8,215,511
9,780	*	America’s Car-Mart, Inc	1,555,020
32,155	*	Arko Corp	266,887
30,316	*	Asbury Automotive Group, Inc	6,228,725
60,171	*	Barnes & Noble Education, Inc	502,428
171,884	*	Bed Bath & Beyond, Inc	4,905,569
32,596	e	Big 5 Sporting Goods Corp	714,504
54,373		Big Lots, Inc	3,132,429
57,170	*,e	Blink Charging Co	1,974,080
44,995	*	Boot Barn Holdings, Inc	3,888,468
46,600		Buckle, Inc	1,960,928
59,476		Caleres, Inc	1,471,436
66,839		Camping World Holdings, Inc	2,630,783
68,068	*,e	CarLotz, Inc	302,222
74,186	*	CarParts.com, Inc	1,306,415
34,028		Cato Corp (Class A)	561,462
191,671	*	Chico’s FAS, Inc	1,184,527
22,015	*	Children’s Place, Inc	1,856,525
13,956	*	Citi Trends, Inc	1,112,991
27,958	*	Conn’s, Inc	621,786
51,268	*	Container Store Group, Inc	539,339
69,939		Core-Mark Holding Co, Inc	3,010,175
94,137	*	Designer Brands, Inc	1,371,576
9,838		Dillard’s, Inc (Class A)	1,803,010
20,914	*	Duluth Holdings, Inc	313,083
44,370		Franchise Group, Inc	1,506,805
39,470	*	Funko, Inc	736,510
22,946	*	Genesco, Inc	1,318,248
16,658	*,e	Greenlane Holdings Inc	59,302
27,524		Group 1 Automotive, Inc	4,782,020
37,551	*	Groupon, Inc	1,365,730
84,708	*	GrowGeneration Corp	3,445,074
63,039		Guess?, Inc	1,407,030
26,579		Haverty Furniture Cos, Inc	956,578
25,439		Hibbett Sports, Inc	2,255,422
18,169	e	JOANN, Inc	280,893
21,941	*,e	Kirkland’s, Inc	426,972
243

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,463	*	Lands’ End, Inc	$861,007
11,502	*	Lazydays Holdings, Inc	240,047
42,733	*	Liquidity Services, Inc	847,823
46,886	*	Lumber Liquidators, Inc	894,585
491,964	*	Macy’s, Inc	8,363,388
34,654	*	MarineMax, Inc	1,864,039
51,965		Monro Muffler, Inc	3,013,970
39,443		Murphy USA, Inc	5,818,237
127,826	*	National Vision Holdings, Inc	6,900,047
76,661	*	ODP Corp	3,628,365
17,316		OneWater Marine, Inc	813,506
67,318	*	Overstock.com, Inc	4,688,026
173,045	*	Party City Holdco, Inc	1,477,804
30,325	e	PetMed Express, Inc	951,902
24,847	*	Porch Group, Inc	460,415
140,502	*	Quotient Technology, Inc	1,525,852
123,121	*	RealReal, Inc	2,032,728
103,238		Rent-A-Center, Inc	5,907,278
56,230	*	Revolve Group, Inc	3,914,170
176,486	*	Sally Beauty Holdings, Inc	3,339,115
97,181	*,e	Shift Technologies, Inc	821,179
27,650		Shoe Carnival, Inc	931,805
36,136		Shutterstock, Inc	3,920,395
81,657		Signet Jewelers Ltd	5,253,811
37,469	*	Sleep Number Corp	3,717,300
34,273	e	Sonic Automotive, Inc (Class A)	1,869,592
69,553	*	Sportsman’s Warehouse Holdings, Inc	1,229,002
27,865	*	Stamps.com, Inc	9,105,167
92,519	*	Stitch Fix Inc	4,988,624
36,474		Tilly’s, Inc	540,909
19,548	*	TravelCenters of America, Inc	565,328
107,430	*	Urban Outfitters, Inc	3,994,247
5,524		Winmark Corp	1,164,570
33,574	*	Zumiez, Inc	1,465,505
		TOTAL RETAILING	177,132,555

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
34,119	*	Alpha & Omega Semiconductor Ltd	886,753
54,785	*	Ambarella, Inc	5,395,775
161,236		Amkor Technology, Inc	3,972,855
31,788	*,e	Atomera, Inc	561,058
52,153	*	Axcelis Technologies, Inc	2,010,498
62,521	*	AXT, Inc	637,714
35,467	*	Ceva, Inc	1,760,582
16	*,†	China Energy Savings Technology, Inc	0
45,748		CMC Materials, Inc	6,616,991
75,048	*	Cohu, Inc	2,657,450
68,268	*	Diodes, Inc	5,597,976
35,872	*	DSP Group, Inc	575,746
121,772	*	Formfactor, Inc	4,537,225
43,720	*	Ichor Holdings Ltd	2,254,640
29,221	*	Impinj, Inc	1,344,166
121,511	*,e	Kopin Corp	818,984
95,880		Kulicke & Soffa Industries, Inc	5,212,037
244

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

212,519	*	Lattice Semiconductor Corp	$12,060,453
76,247	*	MACOM Technology Solutions Holdings, Inc	4,705,965
109,529	*	MaxLinear, Inc	5,282,584
76,257	*	Nanometrics, Inc	5,344,090
78,972	*	NeoPhotonics Corp Ltd	766,028
7,462		NVE Corp	560,172
46,492	*	PDF Solutions, Inc	869,865
96,501	*	Photronics, Inc	1,290,218
95,238		Power Integrations, Inc	9,237,134
175,494	*	Rambus, Inc	4,152,188
101,281	*	Semtech Corp	6,270,307
69,543	*	Silicon Laboratories, Inc	10,361,212
19,796	*	SiTime Corp	2,685,129
12,309	*	SkyWater Technology, Inc	212,453
23,200	*	SMART Global Holdings, Inc	1,086,688
124,048	*,e	SunPower Corp	3,072,669
55,260	*	Synaptics, Inc	8,395,099
68,113	*	Ultra Clean Holdings	3,678,783
79,003	*	Veeco Instruments, Inc	1,832,870
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	126,704,357

SOFTWARE & SERVICES - 7.7%
166,685	*	8x8, Inc	4,260,469
98,299	*	A10 Networks, Inc	1,255,278
186,053	*	ACI Worldwide, Inc	6,381,618
30,744	*	Agilysys, Inc	1,708,137
74,045	*	Alarm.com Holdings, Inc	6,162,025
10,902	*	Alkami Technology, Inc	341,124
71,635	*,e	Altair Engineering, Inc	4,997,258
48,391		American Software, Inc (Class A)	1,064,602
29,341	*	Appfolio, Inc	4,154,686
61,594	*,e	Appian Corp	7,171,389
115,800	*	Asana, Inc	8,228,748
129,226	*	Avaya Holdings Corp	3,129,854
39,105	*	Benefitfocus, Inc	514,622
73,575	*	BigCommerce Holdings, Inc	4,764,717
75,783	*	Blackbaud, Inc	5,405,601
84,005	*	Blackline, Inc	9,609,332
69,320	*	Bottomline Technologies, Inc	2,797,755
230,577	*	Box, Inc	5,515,402
65,364	*	Brightcove, Inc	749,725
74,238	*,e	BTRS Holdings, Inc	869,327
91,238	*	Cantaloupe, Inc	943,401
22,628		Cass Information Systems, Inc	997,669
59,254	*	Cerence Inc	6,370,398
45,049	*	ChannelAdvisor Corp	1,049,191
51,257	*,e	Cleanspark, Inc	691,969
362,435	*	Cloudera, Inc	5,751,843
66,114	*	Commvault Systems, Inc	4,997,557
267,938	*	Conduent, Inc	1,797,864
99,533	*	Cornerstone OnDemand, Inc	4,771,612
50,974		CSG Systems International, Inc	2,312,181
19,558	*,e	Digimarc Corp	561,315
132,295	*	Digital Turbine, Inc	8,327,970
245

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,188	*	DigitalOcean Holdings, Inc	$1,039,682
43,153	*	Domo, Inc	3,811,704
65,412	*	E2open Parent Holdings, Inc	657,391
43,168		Ebix, Inc	1,304,537
32,005	*	eGain Corp	373,498
85,078	*	Envestnet, Inc	6,400,418
94,843		EVERTEC, Inc	4,144,639
73,926	*	Evo Payments, Inc	2,158,639
51,426	*	ExlService Holdings, Inc	5,822,452
27,194	*,e	GreenBox POS	240,123
112,363	*	GreenSky, Inc	738,225
47,907	*	Grid Dynamics Holdings, Inc	1,008,442
50,398	*	GTY Technology Holdings Inc	348,754
41,876		Hackett Group, Inc	750,418
32,351	*	I3 Verticals, Inc	1,032,644
8,594	*	IBEX Ltd	177,294
639,711	*,e	Ideanomics Inc	1,516,115
12,668	*,e	Intelligent Systems Corp	428,052
48,447		InterDigital, Inc	3,192,173
46,797	*	International Money Express Inc	757,643
68,058	*	j2 Global, Inc	9,614,554
80,804	*,e	JFrog Ltd	3,540,831
200,881	*	Limelight Networks, Inc	564,476
100,908	*	Liveperson, Inc	6,426,831
101,930	*	LiveRamp Holdings, Inc	4,078,219
149,481	*,e	Marathon Digital Holdings, Inc	4,130,160
96,041		MAXIMUS, Inc	8,547,649
12,292	*,e	MicroStrategy, Inc (Class A)	7,694,915
93,395	*	Mimecast Ltd	5,188,092
66,776	*	Mitek Systems, Inc	1,476,417
54,450	*	Model N, Inc	1,762,546
122,081	*	MoneyGram International, Inc	1,262,318
13,963	*,e	ON24, Inc	509,929
53,118	*	OneSpan, Inc	1,310,421
126,409	*	Pagerduty, Inc	5,130,941
128,729	*,e	Paya Holdings, Inc	1,479,096
50,968	*	Perficient, Inc	4,805,773
68,129	*	Ping Identity Holding Corp	1,503,607
9,815	*	Priority Technology Holdings Inc	60,068
68,857		Progress Software Corp	3,139,191
62,590	*	PROS Holdings, Inc	2,717,658
85,620	*	Q2 Holdings, Inc	8,845,402
19,009		QAD, Inc (Class A)	1,649,031
53,387	*	Qualys, Inc	5,421,984
84,205	*	Rackspace Technology, Inc	1,494,639
86,012	*	Rapid7, Inc	9,783,865
120,543	*	Repay Holdings Corp	3,002,726
68,658	*	Rimini Street, Inc	596,638
132,016	*,e	Riot Blockchain, Inc	4,349,927
142,725	*	SailPoint Technologies Holding, Inc	7,134,823
48,433		Sapiens International Corp NV	1,220,996
13,501	*	SecureWorks Corp	270,830
14,412	*	ShotSpotter, Inc	658,628
69,634	*	Smith Micro Software, Inc	394,128
246

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,173	*	Sprout Social, Inc	$6,145,329
56,500	*	SPS Commerce, Inc	6,155,675
26,354	*	StarTek, Inc	185,005
127,745	*,e	Sumo Logic, Inc	2,637,934
200,635	*	SVMK, Inc	4,213,335
60,124	*	Sykes Enterprises, Inc	3,226,254
26,633	*	Telos Corp	746,257
142,077	*	Tenable Holdings, Inc	6,080,896
28,948		TTEC Holdings, Inc	3,025,066
15,124	*,e	Tucows, Inc	1,176,042
102,790	*	Unisys Corp	2,297,356
43,779	*	Upland Software, Inc	1,576,044
165,840	*	Varonis Systems, Inc	10,149,408
100,893	*	Verint Systems, Inc	4,305,104
43,760	*	Veritone, Inc	904,957
209,958	*	Verra Mobility Corp	3,214,457
17,360	*,e	Viant Technology, Inc	300,154
106,522	*,e	VirnetX Holding Corp	436,740
379,470	*	Vonage Holdings Corp	5,411,242
65,796	*	Workiva, Inc	8,538,347
164,360		Xperi Holding Corp	3,413,757
173,918	*	Yext, Inc	2,266,152
83,776	*	Zix Corp	620,780
164,610	*	Zuora Inc	2,846,107
		TOTAL SOFTWARE & SERVICES	353,197,189

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
190,113	*	3D Systems Corp	5,235,712
11,667	*	908 Devices, Inc	364,594
75,509		Adtran, Inc	1,692,157
60,253		Advanced Energy Industries, Inc	6,251,249
38,876	*,e	Aeva Technologies, Inc	340,554
68,063	*	Akoustis Technologies, Inc	658,850
134,762	*	Arlo Technologies, Inc	823,396
15,093	*	Aviat Networks, Inc	562,667
56,612	*	Avid Technology, Inc	2,116,723
45,734		Badger Meter, Inc	4,620,506
69,279		Belden CDT, Inc	3,394,671
56,044		Benchmark Electronics, Inc	1,479,562
55,850	*	CalAmp Corp	677,460
85,528	*	Calix, Inc	4,001,000
13,097	*	Cambium Networks Corp	576,923
50,054	*	Casa Systems, Inc	375,906
18,621	*	Clearfield, Inc	810,386
40,917		Comtech Telecommunications Corp	1,021,697
42,108	*,e	Corsair Gaming, Inc	1,229,132
49,988		CTS Corp	1,749,080
55,737	*	Daktronics, Inc	340,553
112,680	*	Diebold, Inc	1,172,999
52,871	*	Digi International, Inc	1,093,372
26,323	*	DZS, Inc	519,879
70,250	*,e	Eastman Kodak Co	518,445
64,740	*	EchoStar Corp (Class A)	1,443,702
247

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

57,187	*	EMCORE Corp	$499,814
20,835	*	ePlus, Inc	1,926,404
195,595	*	Extreme Networks, Inc	2,153,501
57,894	*	Fabrinet	5,472,141
28,537	*	FARO Technologies, Inc	2,080,062
139,832	*	Harmonic, Inc	1,237,513
32,348	*,e	Identiv, Inc	526,625
163,790	*	II-VI, Inc	11,434,180
278,606	*	Infinera Corp	2,760,985
130,514	*,e	Inseego Corp	1,134,167
54,733	*	Insight Enterprises, Inc	5,494,099
60,654	*	Iteris, Inc	377,874
71,362	*	Itron, Inc	7,037,720
36,276	*	Kimball Electronics, Inc	739,668
139,378	*	Knowles Corp	2,793,135
25,893	*	KVH Industries, Inc	293,109
46,474	*	Luna Innovations, Inc	573,024
59,591		Methode Electronics, Inc	2,850,238
247,934	*,e	Microvision, Inc	3,414,051
23,084	*	Napco Security Technologies, Inc	816,019
47,213	*	Netgear, Inc	1,617,045
109,890	*	Netscout Systems, Inc	3,160,436
66,600	*	nLight, Inc	2,310,354
55,251	*	Novanta, Inc	7,757,793
26,527	*	OSI Systems, Inc	2,654,026
45,466	*	Ouster, Inc	417,833
37,135	*,e	PAR Technology Corp	2,267,092
17,846		PC Connection, Inc	848,756
53,403	*	Plantronics, Inc	1,665,640
44,340	*	Plexus Corp	4,004,789
87,460	*	Quantum Corp	542,252
111,945	*	Ribbon Communications, Inc	773,540
29,303	*	Rogers Corp	5,585,152
100,583	*	Sanmina Corp	3,864,399
40,648	*	Scansource, Inc	1,121,478
67,591	*	Super Micro Computer, Inc	2,571,162
167,877	*	TTM Technologies, Inc	2,348,599
23,429	*	Turtle Beach Corp	723,956
110,692	*,e	Velodyne Lidar, Inc	886,643
357,989	*	Viavi Solutions, Inc	5,974,836
208,804		Vishay Intertechnology, Inc	4,620,833
19,462	*	Vishay Precision Group, Inc	707,054
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	153,109,172

TELECOMMUNICATION SERVICES - 0.9%
17,451	*	Anterix, Inc	1,017,742
18,247		ATN International, Inc	785,533
35,753	*	Bandwidth Inc	4,635,734
81,128	*	Cincinnati Bell, Inc	1,244,504
66,786		Cogent Communications Group, Inc	5,183,261
120,307	*	Consolidated Communications Holdings, Inc	925,161
950,605	*,e	Globalstar, Inc	1,311,835
88,669	*,e	Gogo, Inc	919,498
31,484	*	IDT Corp (Class B)	1,567,903
248

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

187,144	*	Iridium Communications, Inc	$7,903,091
67,135	*	Liberty Latin America Ltd (Class A)	916,393
242,009	*	Liberty Latin America Ltd (Class C)	3,346,985
34,046	*	Ooma, Inc	631,553
116,863	*	ORBCOMM, Inc	1,319,383
68,876	*	Radius Global Infrastructure, Inc	1,055,869
75,678		Shenandoah Telecom Co	3,995,042
158,245		Telephone & Data Systems, Inc	3,536,776
23,937	*	US Cellular Corp	870,349
		TOTAL TELECOMMUNICATION SERVICES	41,166,612

TRANSPORTATION - 1.5%
92,415	*	Air Transport Services Group, Inc	2,236,443
23,731	*	Allegiant Travel Co	4,511,738
39,636		ArcBest Corp	2,342,884
45,082	*	Atlas Air Worldwide Holdings, Inc	3,019,142
80,096	*	Avis Budget Group, Inc	6,629,546
82,653		Costamare, Inc	895,958
19,684	*	Covenant Transportation Group, Inc	413,561
73,485	*	Daseke, Inc	507,781
13,046	*,e	Eagle Bulk Shipping, Inc	544,018
41,363	*	Echo Global Logistics, Inc	1,279,358
42,569		Forward Air Corp	3,764,802
54,518	*	Frontier Group Holdings, Inc	803,595
50,301		Genco Shipping & Trading Ltd	882,783
77,624	*	Hawaiian Holdings, Inc	1,531,522
74,705		Heartland Express, Inc	1,272,226
52,605	*	Hub Group, Inc (Class A)	3,486,659
27,447	*	HyreCar, Inc	479,774
115,684		Macquarie Infrastructure Co LLC	4,569,518
95,698		Marten Transport Ltd	1,513,942
67,287		Matson, Inc	4,516,303
57,088	*	Mesa Air Group, Inc	509,225
2,640	*	PAM Transportation Services, Inc	165,000
61,458	*	Radiant Logistics, Inc	382,269
73,761	*	Safe Bulkers, Inc	246,362
41,550	*	Saia, Inc	9,390,300
77,989	*	Skywest, Inc	3,157,775
153,976	*	Spirit Airlines, Inc	4,154,272
27,150	*	Sun Country Airlines Holdings, Inc	882,103
11,955		Universal Logistics Holdings Inc	275,563
37,863	*	US Xpress Enterprises, Inc	330,544
97,420		Werner Enterprises, Inc	4,453,068
78,828	*	Yellow Corp	409,906
		TOTAL TRANSPORTATION	69,557,940

UTILITIES - 2.5%
82,216		Allete, Inc	5,781,429
57,766		American States Water Co	5,101,893
13,672		Artesian Resources Corp	534,302
108,589		Avista Corp	4,650,867
98,740		Black Hills Corp	6,679,761
57,328	e	Brookfield Infrastructure Corp	3,712,561
32,021	*,e	Cadiz, Inc	433,885
249

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES			COMPANY	VALUE

79,558			California Water Service Group	$4,986,695
26,990			Chesapeake Utilities Corp	3,362,684
55,579			Clearway Energy, Inc (Class A)	1,497,854
128,493			Clearway Energy, Inc (Class C)	3,685,179
17,733			Global Water Resources, Inc	312,455
57,043			MGE Energy, Inc	4,456,199
27,552			Middlesex Water Co	2,803,140
151,313			New Jersey Resources Corp	5,828,577
48,534			Northwest Natural Holding Co	2,537,843
79,542			NorthWestern Corp	4,930,809
82,591			ONE Gas, Inc	6,093,564
70,757			Ormat Technologies, Inc	4,934,593
65,531			Otter Tail Corp	3,328,319
134,075			PNM Resources, Inc	6,479,845
140,954			Portland General Electric Co	6,892,651
29,806	*		Pure Cycle Corp	460,801
42,617			SJW Corp	2,937,590
163,296	e		South Jersey Industries, Inc	4,110,160
90,888			Southwest Gas Holdings Inc	6,355,798
20,201	e		Spark Energy, Inc	224,837
79,400			Spire, Inc	5,633,430
134,760	*		Sunnova Energy International, Inc	5,134,356
23,193			Unitil Corp	1,227,374
20,975			York Water Co	1,012,254
			TOTAL UTILITIES	116,121,705

			TOTAL COMMON STOCKS	4,580,562,205
			(Cost $3,112,341,777)

			Expiration Date
RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
4,570	e	Nabors Industries Ltd	06/11/26	29,705
4,137		Whiting Petroleum Corp	09/01/24	24,822
2,068	e	Whiting Petroleum Corp	09/01/25	10,443
			TOTAL ENERGY	64,970

MEDIA & ENTERTAINMENT - 0.0%
122,474	†		Media General, Inc	0
			TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
20,265	†		Chinook Therapeutics, Inc	0
5,149	†		Omthera Pharmaceuticals, Inc	3,090
9,351	†		Tobira Therapeutics, Inc	561
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,651

			TOTAL RIGHTS / WARRANTS	68,621
			(Cost $561)
250

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	RATE	VALUE

SHORT-TERM INVESTMENTS - 3.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
148,358,691	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050%	$148,358,691
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		148,358,691

		TOTAL SHORT-TERM INVESTMENTS		148,358,691
		(Cost $148,358,691)

		TOTAL INVESTMENTS - 103.2%		4,729,005,526
		(Cost $3,260,717,039)
		OTHER ASSETS & LIABILITIES, NET - (3.2)%		(148,708,678)
		NET ASSETS - 100.0%		$4,580,296,848

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $278,986,680.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $6,474,327 or 0.1% of net assets.
251

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

INDIA - 0.0%
INR	1,648,737	Britannia Industries Ltd	5.500%	06/3/24	$22,229
		TOTAL INDIA			22,229

		TOTAL CORPORATE BONDS			22,229
		(Cost $22,656)

SHARES		COMPANY

COMMON STOCKS - 97.8%

ARGENTINA - 0.0%
124,500	*	YPF S.A. (ADR) (Class D)	542,820
		TOTAL ARGENTINA	542,820

BRAZIL - 4.7%
47,100	*	Adecoagro S.A.	450,276
91,800	*	Alpargatas S.A.	907,028
2,422,497		AMBEV S.A.	7,739,711
219,151	*	Americanas S.A.	2,066,012
253,700		Atacadao Distribuicao Comercio e Industria Ltd	925,025
3,197,946		B3 SA-Brasil Bolsa Balcao	9,363,736
733,726		Banco Bradesco S.A.	2,909,123
2,563,631		Banco Bradesco S.A. (Preference)	11,936,457
587,200		Banco BTG Pactual S.A. - Unit	3,298,895
487,383		Banco do Brasil S.A.	2,959,905
180,237		Banco Inter S.A.	2,456,338
215,674		Banco Santander Brasil S.A.	1,678,764
392,448		BB Seguridade Participacoes S.A.	1,610,256
111,600		Bradespar S.A.	1,584,781
98,100	*	Braskem S.A.	1,087,750
360,105	*	BRF S.A.	1,771,399
169,325		Centrais Eletricas Brasileiras S.A.	1,308,565
150,692		Centrais Eletricas Brasileiras S.A. (Preference)	1,173,246
620,356		Cia de Concessoes Rodoviarias	1,548,433
160,658		Cia de Saneamento Basico do Estado de Sao Paulo	1,093,829
619,058		Cia Energetica de Minas Gerais	1,419,201
547,000		Cia Paranaense de Energia	642,757
364,430		Cia Siderurgica Nacional S.A.	3,271,176
252

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

531,904		Cosan SA Industria e Comercio	$2,609,350
119,600		CPFL Energia S.A.	581,438
93,600		Energisa S.A.	768,281
119,825		Engie Brasil Energia S.A.	872,647
497,900		Equatorial Energia S.A.	2,313,480
597,875		Gerdau S.A. (Preference)	3,535,650
591,500	g	Hapvida Participacoes e Investimentos S.A.	1,616,098
197,082		Hypermarcas S.A.	1,349,008
2,300,832		Investimentos Itau S.A. - PR	4,934,535
2,550,953		Itau Unibanco Holding S.A.	14,840,662
361,733	*	Klabin S.A.	1,698,841
318,206		Localiza Rent A Car	3,797,149
463,995		Lojas Renner S.A.	3,679,354
1,485,960		Magazine Luiza S.A.	5,877,363
467,119	*	Natura & Co Holding S.A.	4,820,745
269,499		Notre Dame Intermedica Participacoes S.A.	4,139,571
611,427		Petrobras Distribuidora S.A.	3,325,825
1,989,516		Petroleo Brasileiro S.A.	10,504,813
2,595,068		Petroleo Brasileiro S.A. (Preference)	13,408,204
563,915		Raia Drogasil S.A.	2,732,821
118,000	g	Rede D’Or Sao Luiz S.A.	1,563,289
634,227	*	Rumo S.A.	2,515,841
391,920	*	Suzano SA	4,068,759
271,421		Telefonica Brasil S.A.	2,147,604
416,266		TIM S.A.	904,744
249,000		Totvus S.A.	1,690,518
390,860		Ultrapar Participacoes S.A.	1,326,819
2,084,359		Vale S.A.	43,526,114
622,900	*	Via Varejo S.A.	1,505,748
879,834		Weg S.A.	6,032,520
		TOTAL BRAZIL	215,890,454

CHILE - 0.4%
22,254,220		Banco de Chile	2,038,080
24,128		Banco de Credito e Inversiones	995,153
33,869,125		Banco Santander Chile S.A.	1,671,398
749,568		Cencosud S.A.	1,359,501
337,988		Cencosud Shopping S.A.	520,598
88,490		Cia Cervecerias Unidas S.A.	956,047
3,490,151		Colbun S.A.	510,495
634,055		Empresas CMPC S.A.	1,370,234
212,005		Empresas COPEC S.A.	1,829,833
13,069,567		Enel Chile S.A.	678,377
10,416,273		Enersis S.A.	1,447,656
394,553		SACI Falabella	1,533,739
74,721		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,569,231
		TOTAL CHILE	18,480,342

CHINA - 32.6%
51,000	*	21Vianet Group, Inc (ADR)	883,830
50,000	*	360 Finance, Inc (ADR)	1,062,500
148,600	*	360 Security Technology, Inc	275,298
651,500	*,g	3SBio, Inc	542,841
18,133	*	51job, Inc (ADR)	1,305,939
386,000		AAC Technologies Holdings, Inc	2,316,814
253

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

41,900		Addsino Co Ltd	$127,869
38,500		AECC Aero-Engine Control Co Ltd	123,094
90,500		AECC Aviation Power Co Ltd	768,982
682,000		Agile Property Holdings Ltd	746,145
25,900	*,e	Agora, Inc (ADR)	817,922
15,188,064		Agricultural Bank of China Ltd	5,064,814
2,373,000		Agricultural Bank of China Ltd (Class A)	1,077,177
171,729		Aier Eye Hospital Group Co Ltd	1,568,076
130,490	*	Air China Ltd	132,855
962,000	*	Air China Ltd (H shares)	613,429
66,000		Airtac International Group	2,132,820
152,000	*,g	Akeso, Inc	1,011,260
7,962,920	*	Alibaba Group Holding Ltd	194,476,406
32,200	*	Alibaba Group Holding Ltd (ADR)	6,285,118
2,170,284	*	Alibaba Health Information Technology Ltd	3,382,620
298,250	g	A-Living Services Co Ltd	1,137,576
2,404,000	*	Aluminum Corp of China Ltd	1,466,327
164,400	*	Aluminum Corp of China Ltd (Class A)	152,180
22,700		Angel Yeast Co Ltd	164,651
675,782		Anhui Conch Cement Co Ltd	3,232,199
130,000		Anhui Conch Cement Co Ltd (Class A)	713,962
58,400		Anhui Gujing Distillery Co Ltd	790,709
10,500		Anhui Gujing Distillery Co Ltd (Class A)	303,270
15,200		Anhui Honglu Steel Construction Group Co Ltd	120,749
17,100		Anhui Kouzi Distillery Co Ltd	145,755
587,651		Anta Sports Products Ltd	12,793,956
35,100		Apeloa Pharmaceutical Co Ltd	150,311
5,800		Asymchem Laboratories Tianjin Co Ltd	357,824
24,540		Autobio Diagnostics Co Ltd	234,955
38,100		Autohome, Inc (ADR)	1,725,930
45,600		Avary Holding Shenzhen Co Ltd	260,781
294,858		Avic Capital Co Ltd	176,872
90,600		AVIC Electromechanical Systems Co Ltd	139,105
1,054,861		AviChina Industry & Technology Co	790,804
14,700		AVICOPTER plc	116,249
146,489	*	Baidu, Inc (ADR)	24,025,661
649,400		Bank of Beijing Co Ltd	431,659
155,305		Bank of Chengdu Co Ltd	260,297
1,165,700		Bank of China Ltd - A	539,987
44,445,953		Bank of China Ltd - H	15,444,536
1,382,800		Bank of Communications Co Ltd - A	917,098
5,112,934		Bank of Communications Co Ltd - H	2,957,576
195,500		Bank of Hangzhou Co Ltd	366,902
407,810		Bank of Jiangsu Co Ltd	395,585
422,900		Bank of Nanjing Co Ltd	572,258
150,971		Bank of Ningbo Co Ltd	758,616
612,890		Bank of Shanghai Co Ltd	679,263
814,500		Baoshan Iron & Steel Co Ltd	998,604
33,964	*	Baozun, Inc (ADR)	839,590
155,900		BBMG Corp	61,129
6,400	*	BeiGene Ltd	151,172
24,400	*	BeiGene Ltd (ADR)	7,724,796
16,100	*	Beijing BDStar Navigation Co Ltd	106,702
902,830	*	Beijing Capital International Airport Co Ltd	518,878
132,200		Beijing Dabeinong Technology Group Co Ltd	162,425
16,920		Beijing E-Hualu Information Technology Co Ltd	69,323
254

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

67,700		Beijing Enlight Media Co Ltd	$93,494
299,000		Beijing Enterprises Holdings Ltd	930,047
2,887,583		Beijing Enterprises Water Group Ltd	1,059,962
38,900		Beijing Kunlun Tech Co Ltd	102,279
49,500		Beijing New Building Materials plc	249,574
202,800		Beijing Originwater Technology Co Ltd	217,346
28,420		Beijing Shiji Information Technology Co Ltd	89,024
21,000		Beijing Shunxin Agriculture Co Ltd	101,481
35,100		Beijing Sinnet Technology Co Ltd	88,009
37,320		Beijing Tiantan Biological Products Corp Ltd	213,908
10,400		Beijing United Information Technology Co Ltd	157,594
93,500		Beijing Yanjing Brewery Co Ltd	90,522
6,100		Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	149,768
1,265,400		Beijing-Shanghai High Speed Railway Co Ltd	943,370
11,900		Betta Pharmaceuticals Co Ltd	152,426
16,700		BGI Genomics Co Ltd	291,127
88,000	*	Bilibili, Inc (ADR)	7,531,040
176,100	*	BOC International China Co Ltd	406,250
954,600		BOE Technology Group Co Ltd	850,815
1,668,000		Bosideng International Holdings Ltd	1,044,362
1,671,945	*	Brilliance China Automotive Holdings Ltd	1,165,346
23,100	*,e	Burning Rock Biotech Ltd (ADR)	526,218
57,100		BYD Co Ltd	2,360,392
428,500		BYD Co Ltd (H shares)	13,244,262
372,000	e	BYD Electronic International Co Ltd	1,889,818
51,300		By-health Co Ltd	218,298
39,900		C&S Paper Co Ltd	121,286
150,500		Caitong Securities Co Ltd	227,181
44,800	*,e,g	CanSino Biologics, Inc	1,900,493
3,037	*	CanSino Biologics, Inc	287,667
6,220,000	g	CGN Power Co Ltd	1,344,496
15,300		Chacha Food Co Ltd	89,433
13,400		Changchun High & New Technology Industry Group, Inc	636,171
183,100		Changjiang Securities Co Ltd	195,893
5,100		Changzhou Xingyu Automotive Lighting Systems Co Ltd	163,041
69,900		Chaozhou Three-Circle Group Co Ltd	504,333
55,800	*	Chifeng Jilong Gold Mining Co Ltd	136,455
658,000		China Aoyuan Group Ltd	420,807
1,242,500	g	China Bohai Bank Co Ltd	484,455
4,246,000		China Cinda Asset Management Co Ltd	721,225
5,256,530		China Citic Bank	2,352,425
1,260,000		China Communications Services Corp Ltd	540,538
843,000		China Conch Venture Holdings Ltd	3,073,458
346,200		China Construction Bank Corp - A	309,075
52,428,641		China Construction Bank Corp - H	36,518,822
139,100		China CSSC Holdings Ltd	319,532
289,000	g	China East Education Holdings Ltd	337,968
270,700		China Eastern Airlines Corp Ltd	184,985
471,000		China Education Group Holdings Ltd	854,087
1,128,800		China Everbright Bank Co Ltd - A	577,132
1,437,000		China Everbright Bank Co Ltd - H	489,866
2,000,888		China Everbright International Ltd	1,085,181
540,000		China Everbright Ltd	593,523
1,167,000	e	China Evergrande Group	789,567
1,953,000	g	China Feihe Ltd	3,754,662
39,946	*	China Fortune Land Development Co Ltd	26,841
255

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,929,245		China Galaxy Securities Co Ltd	$1,008,016
135,300		China Galaxy Securities Co Ltd (Class A)	199,984
1,681,668		China Gas Holdings Ltd	5,177,499
255,900		China Great Wall Securities Co Ltd	366,573
74,800		China Greatwall Technology Group Co Ltd	185,001
1,212,000		China Hongqiao Group Ltd	1,606,920
5,955,000	*,†,g	China Huarong Asset Management Co Ltd	390,811
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd	2,870
873,824		China Insurance International Holdings Co Ltd	1,227,508
31,300		China International Capital Corp Ltd	252,329
719,806	g	China International Capital Corp Ltd	1,658,088
60,600		China International Travel Service Corp Ltd	2,266,542
2,718,000		China Jinmao Holdings Group Ltd	759,048
129,044		China Jushi Co Ltd	299,726
560,000		China Lesso Group Holdings Ltd	1,169,338
4,048,880		China Life Insurance Co Ltd	6,748,448
84,000		China Life Insurance Co Ltd (Class A)	364,867
224,800	*,e,g	China Literature Ltd	2,086,150
1,843,341		China Longyuan Power Group Corp	3,451,963
765,000		China Medical System Holdings Ltd	1,553,565
312,000		China Meidong Auto Holdings Ltd	1,684,101
1,723,000		China Mengniu Dairy Co Ltd	9,354,878
2,060,868		China Merchants Bank Co Ltd	15,678,161
674,495		China Merchants Bank Co Ltd (Class A)	4,868,736
420,840		China Merchants Energy Shipping Co Ltd	246,129
804,894		China Merchants Holdings International Co Ltd	1,121,521
31,400		China Merchants Property Operation & Service Co Ltd	65,268
176,020		China Merchants Securities Co Ltd	452,583
379,500		China Merchants Shekou Industrial Zone Holdings Co Ltd	550,938
1,063,900		China Minsheng Banking Corp Ltd - A	656,259
3,208,602	e	China Minsheng Banking Corp Ltd - H	1,305,288
1,773,000		China Molybdenum Co Ltd	1,297,731
489,300		China Molybdenum Co Ltd (Class A)	525,022
2,191,913		China National Building Material Co Ltd	2,374,064
172,000		China National Chemical Engineering Co Ltd	233,216
18,000		China National Medicines Corp Ltd	84,740
493,400	*	China National Nuclear Power Co Ltd	367,544
22,800		China National Software & Service Co Ltd	205,260
144,400		China Northern Rare Earth Group High-Tech Co Ltd	1,074,659
1,110,773		China Oilfield Services Ltd	807,417
1,977,294		China Overseas Land & Investment Ltd	4,144,296
665,000		China Overseas Property Holdings Ltd	623,298
218,200		China Pacific Insurance Group Co Ltd - A	881,155
1,410,200		China Pacific Insurance Group Co Ltd - H	3,971,154
2,274,000		China Power International Development Ltd	520,602
556,900		China Railway Group Ltd - A	455,096
2,318,000		China Railway Group Ltd - H	1,074,741
143,819		China Railway Signal & Communication Corp Ltd	112,845
798,677		China Resources Beer Holdings Company Ltd	5,988,643
1,341,226		China Resources Cement Holdings Ltd	1,108,040
518,000		China Resources Gas Group Ltd	3,192,861
1,731,555		China Resources Land Ltd	5,786,610
183,000	g	China Resources Mixc Lifestyle Services Ltd	1,108,679
826,500	g	China Resources Pharmaceutical Group Ltd	442,685
1,093,372		China Resources Power Holdings Co	1,884,915
19,700		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	72,823
256

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

257,900		China Shenhua Energy Co Ltd - A	$680,132
1,912,500		China Shenhua Energy Co Ltd - H	3,618,873
46,600		China South Publishing & Media Group Co Ltd	59,971
802,000	*,e	China Southern Airlines Co Ltd	421,781
242,700	*	China Southern Airlines Co Ltd (Class A)	201,115
1,341,100		China State Construction Engineering Corp Ltd	927,570
1,238,000		China State Construction International Holdings Ltd	771,209
23,716,778	g	China Tower Corp Ltd	3,146,235
31,700		China TransInfo Technology Co Ltd	75,805
897,600		China Vanke Co Ltd	2,338,297
296,400		China Vanke Co Ltd (Class A)	949,627
739,000		China Yangtze Power Co Ltd	2,176,484
910,000	g	China Yuhua Education Corp Ltd	563,250
348,900		China Zheshang Bank Co Ltd	195,726
46,000	*	Chindata Group Holdings Ltd (ADR)	574,080
13,100	*	Chongqing Brewery Co Ltd	314,248
246,820		Chongqing Changan Automobile Co Ltd	705,179
26,500	*	Chongqing Fuling Zhacai Group Co Ltd	124,762
1,342,000		Chongqing Rural Commercial Bank	500,880
196,700		Chongqing Rural Commercial Bank Co Ltd	115,210
52,900		Chongqing Zhifei Biological Products Co Ltd	1,299,036
1,642,939		CIFI Holdings Group Co Ltd	990,830
3,277,738		Citic Pacific Ltd	3,540,251
1,197,500		CITIC Securities Co Ltd	2,666,806
343,000		CITIC Securities Co Ltd (Class A)	1,201,910
72,300		Contemporary Amperex Technology Co Ltd	6,204,783
958,196		COSCO Pacific Ltd	683,822
142,500		COSCO SHIPPING Energy Transportation Co Ltd	112,287
1,824,300	*,e	COSCO SHIPPING Holdings Co Ltd	2,751,976
388,310	*	COSCO SHIPPING Holdings Co Ltd	1,068,057
4,147,416		Country Garden Holdings Co Ltd	4,054,598
800,000		Country Garden Services Holdings Co Ltd	6,495,912
150,700	*	CSC Financial Co Ltd	617,252
4,881,489		CSPC Pharmaceutical Group Ltd	6,589,222
49,456		Da An Gene Co Ltd of Sun Yat-Sen University	167,669
31,900	*	Dada Nexus Ltd (ADR)	688,721
1,106,000	g	Dali Foods Group Co Ltd	599,173
29,000	*	Daqo New Energy Corp (ADR)	1,718,250
24,000		DaShenLin Pharmaceutical Group Co Ltd	157,911
66,900		DHC Software Co Ltd	73,815
159,897	*,e	DiDi Global, Inc (ADR)	1,648,538
8,900	*	Dong-E-E-Jiao Co Ltd	42,096
90,400		Dongfang Electric Corp Ltd	163,634
1,609,917		Dongfeng Motor Group Co Ltd	1,428,142
84,000		Dongxing Securities Co Ltd	134,190
50,100	*	DouYu International Holdings Ltd (ADR)	201,903
378,624		East Money Information Co Ltd	1,826,049
13,900		Ecovacs Robotics Co Ltd	368,841
433,700		ENN Energy Holdings Ltd	9,050,577
60,900	*	ENN Natural Gas Co Ltd	165,625
70,661		Eve Energy Co Ltd	1,238,753
350,000	*	Ever Sunshine Lifestyle Services Group Ltd	699,485
123,000		Everbright Securities Co Ltd	288,612
142,860		Fangda Carbon New Material Co Ltd	194,913
1,007,000		Far East Horizon Ltd	1,074,234
93,400		FAW Jiefang Group Co Ltd	159,768
257

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

36,800		Fiberhome Telecommunication Technologies Co Ltd	$113,462
116,500		Financial Street Holdings Co Ltd	102,364
178,400	*	First Capital Securities Co Ltd	172,485
35,500		Flat Glass Group Co Ltd	237,019
221,000	e	Flat Glass Group Co Ltd	988,304
552,340		Focus Media Information Technology Co Ltd	644,271
117,195		Foshan Haitian Flavouring & Food Co Ltd	2,084,127
1,370,952		Fosun International	1,814,896
234,600	*	Founder Securities Co Ltd	319,920
228,600		Foxconn Industrial Internet Co Ltd	398,062
6,700		Fu Jian Anjoy Foods Co Ltd	167,774
26,100		Fujian Sunner Development Co Ltd	75,463
37,300		Fuyao Glass Industry Group Co Ltd - A	279,891
340,098	g	Fuyao Glass Industry Group Co Ltd - H	2,165,241
41,600		Ganfeng Lithium Co Ltd	1,261,601
142,800	g	Ganfeng Lithium Co Ltd	3,073,558
1,500		G-bits Network Technology Xiamen Co Ltd	102,611
134,700	*	GCL System Integration Technology Co Ltd	88,878
45,958	*	GDS Holdings Ltd (ADR)	2,709,684
3,185,828		Geely Automobile Holdings Ltd	10,686,502
268,600		GEM Co Ltd	498,718
300,600		Gemdale Corp	390,439
618,000	*	Genscript Biotech Corp	2,716,569
714,000		GF Securities Co Ltd	1,014,492
132,000		GF Securities Co Ltd (Class A)	315,670
35,800		Giant Network Group Co Ltd	60,419
16,268		Gigadevice Semiconductor Beijing, Inc	581,257
136,500		GoerTek, Inc	808,573
5,601,968	*,e	GOME Electrical Appliances Holdings Ltd	612,116
52,200	*	Gotion High-tech Co Ltd	443,251
1,688,766		Great Wall Motor Co Ltd	8,159,370
65,500		Great Wall Motor Co Ltd	619,889
217,665		Greenland Holdings Corp Ltd	145,817
452,500	e	Greentown China Holdings Ltd	499,787
757,305		Greentown Service Group Co Ltd	823,459
51,700		GRG Banking Equipment Co Ltd	83,684
65,400	*,e	GSX Techedu, Inc (ADR)	208,626
37,500		Guangdong Haid Group Co Ltd	365,279
20,100		Guangdong Hongda Blasting Co Ltd	97,568
1,610,000		Guangdong Investments Ltd	2,252,843
9,200		Guangdong Kinlong Hardware Products Co Ltd	291,905
18,800		Guangdong Xinbao Electrical Appliances Holdings Co Ltd	60,861
397,700	*	Guanghui Energy Co Ltd	248,039
1,528,851		Guangzhou Automobile Group Co Ltd	1,325,172
42,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	195,942
41,100		Guangzhou Haige Communications Group, Inc Co	63,140
11,600		Guangzhou Kingmed Diagnostics Group Co Ltd	238,306
925,600		Guangzhou R&F Properties Co Ltd	812,226
20,272		Guangzhou Shiyuan Electronic Technology Co Ltd	348,822
49,300		Guangzhou Tinci Materials Technology Co Ltd	773,654
11,960		Guangzhou Wondfo Biotech Co Ltd	100,119
55,000	*	Guangzhou Yuexiu Financial Holdings Group Co Ltd	89,933
53,200		Guolian Securities Co Ltd	103,247
134,800		Guosen Securities Co Ltd	221,116
221,800		Guotai Junan Securities Co Ltd	558,266
131,430		Guoyuan Securities Co Ltd	146,433
258

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

565,000	e,g	Haidilao International Holding Ltd	$2,119,293
1,091,200		Haier Smart Home Co Ltd	3,742,460
200,100	*	Haier Smart Home Co Ltd	774,727
388,000		Haitian International Holdings Ltd	1,420,459
1,842,800		Haitong Securities Co Ltd	1,518,730
231,500		Haitong Securities Co Ltd (Class A)	396,464
37,700	*	Hang Zhou Great Star Industrial Co Ltd	170,447
21,840		Hangzhou First Applied Material Co Ltd	454,307
32,700		Hangzhou Oxygen Plant Group Co Ltd	176,284
19,700		Hangzhou Robam Appliances Co Ltd	118,802
34,500		Hangzhou Silan Microelectronics Co Ltd	373,686
16,000		Hangzhou Tigermed Consulting Co Ltd - A	391,896
65,500	g	Hangzhou Tigermed Consulting Co Ltd - H	1,272,040
626,000	g	Hansoh Pharmaceutical Group Co Ltd	2,243,396
13,500		Hefei Meiya Optoelectronic Technology, Inc	103,476
47,000		Heilongjiang Agriculture Co Ltd	108,393
92,664		Hello Group, Inc (ADR)	1,148,107
81,400		Henan Shuanghui Investment & Development Co Ltd	324,263
353,000		Hengan International Group Co Ltd	2,093,876
213,720		Hengli Petrochemical Co Ltd	968,773
1,472,000	*,e	HengTen Networks Group Ltd	660,245
110,260		Hengyi Petrochemical Co Ltd	207,789
88,900		Hesteel Co Ltd	37,174
20,000		Hithink RoyalFlush Information Network Co Ltd	287,834
18,900		Hongfa Technology Co Ltd	192,666
369,100		Hopson Development Holdings Ltd	1,223,227
290,051	*,e,g	Hua Hong Semiconductor Ltd	1,838,071
256,113		Huaan Securities Co Ltd	201,645
408,000		Huadian Power International Corp Ltd (Class A)	201,589
45,800		Huadong Medicine Co Ltd	252,880
146,400		Huafon Chemical Co Ltd	279,685
28,600		Huagong Tech Co Ltd	124,413
57,720		Hualan Biological Engineering, Inc	329,571
241,400		Huaneng Power International, Inc - A	143,481
1,843,110		Huaneng Power International, Inc - H	626,108
836,600	g	Huatai Securities Co Ltd	1,108,514
216,000	*	Huatai Securities Co Ltd (Class A)	483,393
135,500		Huaxi Securities Co Ltd	185,097
670,100		Huaxia Bank Co Ltd	568,981
35,900		Huaxin Cement Co Ltd	82,488
81,273		Huayu Automotive Systems Co Ltd	243,481
96,566	*	Huazhu Group Ltd (ADR)	4,343,539
88,900		Hubei Biocause Pharmaceutical Co Ltd	45,893
13,600		Huizhou Desay Sv Automotive Co Ltd	216,736
40,800		Humanwell Healthcare Group Co Ltd	149,580
105,800		Hunan Valin Steel Co Ltd	125,866
51,305		Hundsun Technologies, Inc	443,690
43,300	*	HUYA, Inc (ADR)	553,807
58,900		Iflytek Co Ltd	535,709
18,700	*	I-Mab (ADR)	1,460,096
1,842,500		Industrial & Commercial Bank of China Ltd - A	1,309,932
30,017,777		Industrial & Commercial Bank of China Ltd - H	16,668,661
699,000		Industrial Bank Co Ltd	1,916,064
289,600		Industrial Securities Co Ltd	399,434
12,000		Ingenic Semiconductor Co Ltd	354,178
1,216,700	*	Inner Mongolia BaoTou Steel Union Co Ltd	538,170
259

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

343,300		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	$258,619
211,600		Inner Mongolia Yili Industrial Group Co Ltd	1,096,372
632,500	*,g	Innovent Biologics, Inc	6,476,330
46,000		Inspur Electronic Information Industry Co Ltd	217,497
13,600		Intco Medical Technology Co Ltd	246,397
155,467	*	IQIYI, Inc (ADR)	1,735,012
32,200		JA Solar Technology Co Ltd	305,337
18,240		Jafron Biomedical Co Ltd	189,905
18,200		Jason Furniture Hangzhou Co Ltd	182,826
159,150	*,e,g	JD Health International, Inc	1,712,100
469,124	*	JD.com, Inc (ADR)	33,251,509
73,300		Jiangsu Changshu Rural Commercial Bank Co Ltd	66,883
103,700		Jiangsu Eastern Shenghong Co Ltd	437,815
810,000		Jiangsu Express	865,435
29,156		Jiangsu Hengli Hydraulic Co Ltd	443,265
201,854		Jiangsu Hengrui Medicine Co Ltd	1,705,613
33,000		Jiangsu King’s Luck Brewery JSC Ltd	210,682
73,692		Jiangsu Shagang Co Ltd	81,153
47,300		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	1,197,675
8,500		Jiangsu Yangnong Chemical Co Ltd	165,786
13,600		Jiangsu Yoke Technology Co Ltd	224,767
26,000		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	137,440
207,800		Jiangsu Zhongnan Construction Group Co Ltd	147,011
98,900		Jiangsu Zhongtian Technology Co Ltd	116,512
695,000		Jiangxi Copper Co Ltd	1,459,162
100,300		Jiangxi Copper Co Ltd (Class A)	403,399
106,100		Jiangxi Zhengbang Technology Co Ltd	156,491
36,500		Jilin Aodong Pharmaceutical Group Co Ltd	84,066
208,500		Jinke Properties Group Co Ltd	139,143
702,000	*,g	Jinxin Fertility Group Ltd	1,319,332
10,100		JiuGui Liquor Co Ltd	300,365
418,000	e,g	Jiumaojiu International Holdings Ltd	1,247,447
49,000		Joincare Pharmaceutical Group Industry Co Ltd	89,593
6,100	*	Joinn Laboratories China Co Ltd	179,874
64,500		Jointown Pharmaceutical Group Co Ltd	140,863
21,500		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	122,041
22,400		Joyoung Co Ltd	87,225
31,304		JOYY, Inc (ADR)	1,673,199
13,800		Juewei Food Co Ltd	146,217
1,408,000		Kaisa Group Holdings Ltd	382,461
192,800	*	KE Holdings, Inc (ADR)	4,239,672
392,881		Kingboard Chemical Holdings Ltd	2,058,335
1,410,000	*	Kingdee International Software Group Co Ltd	4,403,690
82,300		Kingfa Sci & Tech Co Ltd	256,655
28,700	*,e	Kingsoft Cloud Holdings Ltd (ADR)	832,300
526,600		Kingsoft Corp Ltd	2,464,083
149,600	*,e,g	Kuaishou Technology	2,122,924
98,000	*	Kuang-Chi Technologies Co Ltd	319,973
39,800		Kweichow Moutai Co Ltd	10,366,285
644,929		KWG Group Holdings Ltd	707,802
25,600		Lakala Payment Co Ltd	97,259
9,940		Laobaixing Pharmacy Chain JSC	67,458
693,000		Lee & Man Paper Manufacturing Ltd	517,467
3,963,856		Lenovo Group Ltd	3,696,225
152,300		Lens Technology Co Ltd	600,613
237,100		Leo Group Co Ltd	85,749
260

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

50,700		Lepu Medical Technology Beijing Co Ltd	$202,852
229,700		Leyard Optoelectronic Co Ltd	339,096
256,200	*	Li Auto, Inc (ADR)	8,554,518
1,219,500		Li Ning Co Ltd	12,879,521
28,800		Liaoning Cheng Da Co Ltd	87,274
216,700		Lingyi iTech Guangdong Co	232,259
22,100		Livzon Pharmaceutical Group, Inc	135,668
672,000		Logan Property Holdings Co Ltd	716,075
60,600		Lomon Billions Group Co Ltd	281,155
983,500	g	Longfor Properties Co Ltd	4,571,509
172,060		LONGi Green Energy Technology Co Ltd	2,299,927
89,441	*	Lufax Holding Ltd	670,807
76,400		Luxi Chemical Group Co Ltd	237,706
215,253		Luxshare Precision Industry Co Ltd	1,237,081
47,800		Luzhou Laojiao Co Ltd	1,271,671
15,800		Maccura Biotechnology Co Ltd	88,276
66,770		Mango Excellent Media Co Ltd	570,745
8,100		Maxscend Microelectronics Co Ltd	507,959
93,728	*	Meinian Onehealth Healthcare Holdings Co Ltd	109,355
1,957,400	*,g	Meituan Dianping (Class B)	54,164,023
525,300		Metallurgical Corp of China Ltd	305,251
370,000		Microport Scientific Corp	2,798,686
110,100		Midea Group Co Ltd	1,086,053
53,100		Ming Yang Smart Energy Group Ltd	177,873
203,000		Ming Yuan Cloud Group Holdings Ltd	759,105
390,000		Minth Group Ltd	1,649,323
1,524,000	*,e	MMG Ltd	777,151
23,854		Montage Technology Co Ltd	249,666
164,984		Muyuan Foodstuff Co Ltd	1,081,698
264,500		NanJi E-Commerce Co Ltd	420,546
20,280		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	92,870
307,700		Nanjing Securities Co Ltd	491,251
158,280		NARI Technology Co Ltd	770,899
20,300		NAURA Technology Group Co Ltd	1,364,529
124,400		NavInfo Co Ltd	247,837
218,305		NetEase, Inc	22,312,954
64,400		New China Life Insurance Co Ltd - A	404,578
496,100		New China Life insurance Co Ltd - H	1,357,429
264,900	*	New Hope Liuhe Co Ltd	468,792
835,250	*	New Oriental Education & Technology Group (ADR)	1,812,492
23,700		Ninestar Corp	132,039
30,200		Ningbo Joyson Electronic Corp	118,723
31,900		Ningbo Tuopu Group Co Ltd	167,521
201,200		Ningxia Baofeng Energy Group Co Ltd	489,525
701,334	*	NIO, Inc (ADR)	31,335,603
17,852	*	Noah Holdings Ltd (ADR)	689,087
214,600	e,g	Nongfu Spring Co Ltd	1,108,029
76,100		Northeast Securities Co Ltd	91,941
48,900	*	Offcn Education Technology Co Ltd	98,956
207,326		Offshore Oil Engineering Co Ltd	132,254
132,800		OFILM Group Co Ltd	151,767
61,300	*	OneConnect Financial Technology Co Ltd (ADR)	486,109
7,840		Oppein Home Group, Inc	174,942
350,500		Orient Securities Co Ltd	594,423
14,700		Ovctek China, Inc	208,342
194,200	*	Pacific Securities Co Ltd	93,766
261

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

193,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	$85,839
4,705,220		People’s Insurance Co Group of China Ltd	1,460,165
167,600		People’s Insurance Co Group of China Ltd (Class A)	130,753
45,750		Perfect World Co Ltd	113,145
20,400		Pharmaron Beijing Co Ltd	627,764
66,700	g	Pharmaron Beijing Co Ltd	1,462,757
3,848,306		PICC Property & Casualty Co Ltd	3,108,722
238,174	*	Pinduoduo, Inc (ADR)	21,819,120
590,800		Ping An Bank Co Ltd	1,619,802
253,800	*,e,g	Ping An Healthcare and Technology Co Ltd	2,374,682
3,436,526		Ping An Insurance Group Co of China Ltd	30,072,489
328,900		Ping An Insurance Group Co of China Ltd (Class A)	2,739,634
62,000	e	Poly Property Development Co Ltd	350,421
468,800	*	Poly Real Estate Group Co Ltd	727,959
836,000		Postal Savings Bank of China Co Ltd	607,123
4,369,000	g	Postal Savings Bank of China Co Ltd	2,822,087
483,600		Power Construction Corp of China Ltd	365,340
875,000		Powerlong Real Estate Holdings Ltd	592,001
5,200		Proya Cosmetics Co Ltd	130,031
22,080		Qianhe Condiment and Food Co Ltd	82,137
173,600		Qingdao Rural Commercial Bank Corp	104,695
13,104		Raytron Technology Co Ltd	229,365
162,500		RiseSun Real Estate Development Co Ltd	114,657
31,300		Riyue Heavy Industry Co Ltd	168,824
86,925	*,e	RLX Technology, Inc (ADR)	378,993
314,700		Rongsheng Petro Chemical Co Ltd	909,750
297,100		SAIC Motor Corp Ltd	845,980
74,800		Sailun Group Co Ltd	106,090
176,700		Sanan Optoelectronics Co Ltd	1,168,609
8,600		Sangfor Technologies, Inc	323,419
573,000		Sany Heavy Equipment International	628,971
224,700		Sany Heavy Industry Co Ltd	867,152
160,816		SDIC Capital Co Ltd	185,096
221,300		SDIC Power Holdings Co Ltd	291,128
368,160		Sealand Securities Co Ltd	223,336
1,250,000		Seazen Group Ltd	930,469
62,700	*	Seazen Holdings Co Ltd	308,174
141,500		SF Holding Co Ltd	1,299,054
7,050		SG Micro Corp	407,975
266,700		Shaanxi Coal Industry Co Ltd	462,423
73,690	*	Shandong Buchang Pharmaceuticals Co Ltd	230,081
114,345		Shandong Gold Mining Co Ltd	311,126
311,750	e,g	Shandong Gold Mining Co Ltd	550,928
55,900		Shandong Hualu Hengsheng Chemical Co Ltd	268,697
44,800		Shandong Linglong Tyre Co Ltd	260,113
399,700		Shandong Nanshan Aluminum Co Ltd	317,537
18,600		Shandong Pharmaceutical Glass Co Ltd	98,901
20,000		Shandong Sinocera Functional Material Co Ltd	145,362
62,300		Shandong Sun Paper Industry JSC Ltd	111,915
1,319,390		Shandong Weigao Group Medical Polymer Co Ltd	2,367,275
57,000	*	Shanghai Bailian Group Co Ltd	134,702
21,700		Shanghai Bairun Investment Holding Group Co Ltd	234,128
26,000		Shanghai Baosight Software Co Ltd	269,292
198,400		Shanghai Construction Group Co Ltd	82,061
168,400	*	Shanghai Electric Group Co Ltd	106,033
63,300		Shanghai Fosun Pharmaceutical Group Co Ltd - A	804,744
262

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

275,985		Shanghai Fosun Pharmaceutical Group Co Ltd - H	$2,529,314
31,900		Shanghai International Airport Co Ltd	190,840
295,600		Shanghai International Port Group Co Ltd	225,977
16,700		Shanghai Jahwa United Co Ltd	125,871
20,800		Shanghai Jinjiang International Hotels Development Co Ltd	130,680
38,520		Shanghai Lingang Holdings Corp Ltd	90,015
595,679		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	562,277
20,600		Shanghai M&G Stationery, Inc	225,723
60,400		Shanghai Pharmaceuticals Holding Co Ltd - A	178,334
502,741		Shanghai Pharmaceuticals Holding Co Ltd - H	1,072,950
1,012,500		Shanghai Pudong Development Bank Co Ltd	1,417,869
19,320		Shanghai Putailai New Energy Technology Co Ltd	383,820
186,000		Shanghai RAAS Blood Products Co Ltd	211,752
73,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	110,598
48,800		Shanghai Zhangjiang High-Tech Park Development Co Ltd	129,083
204,600		Shanxi Lu’an Environmental Energy Development Co Ltd	397,294
123,100	*	Shanxi Meijin Energy Co Ltd	165,791
173,160		Shanxi Securities Co Ltd	169,029
136,300		Shanxi Taigang Stainless Steel Co Ltd	215,744
38,220		Shanxi Xinghuacun Fen Wine Factory Co Ltd	1,699,383
144,170		Shanxi Xishan Coal & Electricity Power Co Ltd	198,069
294,700		Shenergy Co Ltd	261,834
60,900		Shenghe Resources Holding Co Ltd	233,415
55,200		Shengyi Technology Co Ltd	235,564
11,760		Shennan Circuits Co Ltd	221,864
585,400		Shenwan Hongyuan Group Co Ltd	389,312
12,600		Shenzhen Capchem Technology Co Ltd	223,116
216,600		Shenzhen Energy Group Co Ltd	288,114
21,600		Shenzhen Goodix Technology Co Ltd	399,987
30,900		Shenzhen Hepalink Pharmaceutical Group Co Ltd	72,354
64,950		Shenzhen Inovance Technology Co Ltd	785,672
747,738		Shenzhen International Holdings Ltd	985,614
1,772,470		Shenzhen Investment Ltd	498,109
45,700		Shenzhen Kaifa Technology Co Ltd	130,783
23,700		Shenzhen Kangtai Biological Products Co Ltd	467,455
38,600		Shenzhen Mindray Bio-Medical Electronics Co Ltd	2,341,846
126,600	*	Shenzhen MTC Co Ltd	122,674
202,600		Shenzhen Overseas Chinese Town Co Ltd	202,613
50,500	*	Shenzhen Salubris Pharmaceuticals Co Ltd	212,768
15,400		Shenzhen SC New Energy Technology Corp	389,482
26,400		Shenzhen Sunlord Electronics Co Ltd	165,775
23,100		Shenzhen Sunway Communication Co Ltd	92,794
449,800		Shenzhou International Group Holdings Ltd	9,982,535
59,780		Shijiazhuang Yiling Pharmaceutical Co Ltd	174,283
651,000		Shimao Property Holdings Ltd	1,285,005
321,000	g	Shimao Services Holdings Ltd	741,224
177,200		Sichuan Chuantou Energy Co Ltd	300,534
44,300		Sichuan Kelun Pharmaceutical Co Ltd	126,031
116,500		Sichuan Road & Bridge Co Ltd	109,736
12,900		Sichuan Swellfun Co Ltd	204,274
41,000		Silergy Corp	5,563,074
82,200		Sinolink Securities Co Ltd	136,707
52,100		Sinoma Science & Technology Co Ltd	207,164
228,783		Sinopec Shanghai Petrochemical Co Ltd (Class A)	114,210
774,000		Sinopharm Group Co	2,029,594
308,700		Sinotrans Ltd (Class A)	222,966
263

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

368,745		Sinotruk Hong Kong Ltd	$632,115
9,660		Skshu Paint Co Ltd	229,260
651,000	g	Smoore International Holdings Ltd	2,806,881
105,560		Songcheng Performance Development Co Ltd	207,470
201,120		SooChow Securities Co Ltd	244,569
131,200		Southwest Securities Co Ltd	92,339
40,939	*	Spring Airlines Co Ltd	301,056
989,500	*	Sun Art Retail Group Ltd	616,008
1,388,031	*	Sunac China Holdings Ltd	3,601,596
334,000	g	Sunac Services Holdings Ltd	906,027
46,800		Sungrow Power Supply Co Ltd	1,221,861
245,100	*	Suning.com Co Ltd	224,246
386,217		Sunny Optical Technology Group Co Ltd	11,726,136
38,400		Sunwoda Electronic Co Ltd	201,465
33,000		Suofeiya Home Collection Co Ltd	97,663
128,000		Suzhou Dongshan Precision Manufacturing Co Ltd	419,616
84,500		Suzhou Gold Mantis Construction Decoration Co Ltd	89,551
3,300		Suzhou Maxwell Technologies Co Ltd	334,446
224,232	*	TAL Education Group (ADR)	1,361,088
172,800		Tangshan Jidong Cement Co Ltd	318,544
191,900		TBEA Co Ltd	451,027
396,500		TCL Technology Group Corp	454,791
3,122,304		Tencent Holdings Ltd	188,300,370
363,900	*	Tencent Music Entertainment (ADR)	3,846,423
12,000		Thunder Software Technology Co Ltd	272,003
8,500	*	Tianfeng Securities Co Ltd	5,641
23,300		Tianjin 712 Communication & Broadcasting Co Ltd	145,474
101,300		Tianjin Zhonghuan Semiconductor Co Ltd	787,336
72,100		Tianma Microelectronics Co Ltd	156,631
86,500		Tianshui Huatian Technology Co Ltd	190,875
1,124,000		Tingyi Cayman Islands Holding Corp	2,026,481
19,460		Toly Bread Co Ltd	83,578
566,800	*	Tongcheng-Elong Holdings Ltd	1,275,571
36,000		TongFu Microelectronics Co Ltd	130,008
92,900		Tonghua Dongbao Pharmaceutical Co Ltd	159,216
55,100		Tongkun Group Co Ltd	221,655
199,000		Tongling Nonferrous Metals Group Co Ltd	113,398
143,392		Tongwei Co Ltd	962,811
8,400	*	Topchoice Medical Corp	411,924
34,500		Topsec Technologies Group Inc	97,699
833,000	g	Topsports International Holdings Ltd	1,162,490
92,900		Transfar Zhilian Co Ltd	102,227
469,661		Travelsky Technology Ltd	797,850
275,645	*	Trip.com Group Ltd (ADR)	7,147,475
270,000		Tsingtao Brewery Co Ltd	2,134,011
21,500	*	Tsingtao Brewery Co Ltd (Class A)	268,102
30,300		Unigroup Guoxin Microelectronics Co Ltd	898,432
787,000		Uni-President China Holdings Ltd	791,297
75,880		Unisplendour Corp Ltd	310,228
28,200		Universal Scientific Industrial Shanghai Co Ltd	60,048
42,900	*,e	Up Fintech Holding Ltd (ADR)	684,255
116,500	*,g	Venus MedTech Hangzhou, Inc	736,337
243,924	*	Vipshop Holdings Ltd (ADR)	4,056,456
51,400		Walvax Biotechnology Co Ltd	685,895
24,000		Wangfujing Group Co Ltd	96,108
89,400		Wanhua Chemical Group Co Ltd	1,581,078
264

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,630,252		Want Want China Holdings Ltd	$1,775,437
35,272	*	Weibo Corp (ADR)	1,989,341
1,122,800		Weichai Power Co Ltd	2,460,934
126,900		Weichai Power Co Ltd (Class A)	337,493
10,200		Weifu High-Technology Group Co Ltd	31,966
12,600		Weihai Guangwei Composites Co Ltd	133,498
948,000	*,e,g	Weimob, Inc	1,286,171
322,360		Wens Foodstuffs Group Co Ltd	628,743
140,000		Western Securities Co Ltd	159,834
803,000		Wharf Holdings Ltd	2,724,700
26,400		Will Semiconductor Ltd	1,239,881
38,000		Wingtech Technology Co Ltd	645,170
77,860		Winning Health Technology Group Co Ltd	173,926
1,532,000	*	Winteam Pharmaceutical Group Ltd	957,382
78,400		Wuchan Zhongda Group Co Ltd	71,038
69,104		Wuhan Guide Infrared Co Ltd	293,852
55,400		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	166,439
80,400		Wuhu Token Science Co Ltd	111,905
122,800		Wuliangye Yibin Co Ltd	4,214,077
48,290		WUS Printed Circuit Kunshan Co Ltd	99,043
84,504		WuXi AppTec Co Ltd	1,970,742
173,777	g	WuXi AppTec Co Ltd (Hong Kong)	3,851,817
1,830,301	*,g	Wuxi Biologics Cayman, Inc	27,956,475
42,560		Wuxi Lead Intelligent Equipment Co Ltd	502,544
8,600		Wuxi Shangji Automation Co Ltd	304,727
143,900		XCMG Construction Machinery Co Ltd	129,994
107,700		Xiamen C & D, Inc	118,020
23,800		Xiamen Intretech, Inc	140,796
47,100		Xiamen Tungsten Co Ltd	218,998
7,789,800	*,g	Xiaomi Corp	25,513,751
105,500		Xinjiang Goldwind Science & Technology Co Ltd - A	237,058
403,000	e	Xinjiang Goldwind Science & Technology Co Ltd - H	757,254
2,639,780		Xinyi Solar Holdings Ltd	5,317,230
207,749	*	XPeng, Inc (ADR)	8,420,067
626,000	g	Yadea Group Holdings Ltd	1,077,298
273,900		Yango Group Co Ltd	185,574
21,000		Yantai Eddie Precision Machinery Co Ltd	117,012
61,500		Yantai Jereh Oilfield Services Group Co Ltd	360,677
964,464		Yanzhou Coal Mining Co Ltd	1,433,785
148,900		Yanzhou Coal Mining Co Ltd (Class A)	434,093
13,800		Yealink Network Technology Corp Ltd	197,485
44,200		Yifan Pharmaceutical Co Ltd	93,473
17,108		Yifeng Pharmacy Chain Co Ltd	129,458
267,000	e	Yihai International Holding Ltd	1,610,571
40,900		Yihai Kerry Arawana Holdings Co Ltd	430,858
71,120		Yintai Gold Co Ltd	100,658
20,900		Yixintang Pharmaceutical Group Co Ltd	94,397
383,600		Yonghui Superstores Co Ltd	240,152
80,899		Yonyou Network Technology Co Ltd	449,763
105,800		YTO Express Group Co Ltd	148,095
38,100	*	Yuan Longping High-tech Agriculture Co Ltd	118,134
770,200		Yuexiu Property Co Ltd	717,184
228,512		Yum China Holdings, Inc	14,211,161
191,710		Yunda Holding Co Ltd	387,982
103,600	*	Yunnan Aluminium Co Ltd	229,202
265

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

37,900		Yunnan Baiyao Group Co Ltd	$582,204
29,000		Yunnan Energy New Material Co Ltd	1,119,060
41,085	*	Zai Lab Ltd (ADR)	5,941,302
19,195		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	1,092,048
630,500		Zhaojin Mining Industry Co Ltd	616,319
164,400	*	Zhejiang Century Huatong Group Co Ltd	142,354
169,700		Zhejiang China Commodities City Group Co Ltd	116,075
56,916		Zhejiang Chint Electrics Co Ltd	373,755
78,200		Zhejiang Dahua Technology Co Ltd	256,633
10,220		Zhejiang Dingli Machinery Co Ltd	89,033
918,414		Zhejiang Expressway Co Ltd	775,277
10,580		Zhejiang HangKe Technology, Inc Co	202,112
42,130		Zhejiang Huahai Pharmaceutical Co Ltd	127,414
37,176		Zhejiang Huayou Cobalt Co Ltd	758,163
38,400		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	380,358
23,300		Zhejiang Jiuzhou Pharmaceutical Co Ltd	170,516
225,600		Zhejiang Juhua Co Ltd	412,640
149,600		Zhejiang Longsheng Group Co Ltd	284,649
72,720		Zhejiang NHU Co Ltd	292,233
99,970		Zhejiang Sanhua Intelligent Controls Co Ltd	331,986
52,500		Zhejiang Satellite Petrochemical Co Ltd	296,526
73,800		Zhejiang Semir Garment Co Ltd	111,347
12,900		Zhejiang Supor Co Ltd	103,578
39,500		Zhejiang Weixing New Building Materials Co Ltd	116,919
13,200		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	122,887
91,800		Zhengzhou Yutong Bus Co Ltd	161,677
782,000		Zhenro Properties Group Ltd	436,728
128,300	*	Zheshang Securities Co Ltd	220,883
266,900	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,449,131
14,000		Zhongji Innolight Co Ltd	92,684
190,440		Zhongjin Gold Corp Ltd	242,365
309,500		Zhongsheng Group Holdings Ltd	2,852,426
219,800	*	Zhongtian Financial Group Co Ltd	74,031
299,500	*	Zhuzhou CSR Times Electric Co Ltd	2,339,568
88,100		Zhuzhou Kibing Group Co Ltd	284,442
3,143,299		Zijin Mining Group Co Ltd	4,457,800
591,800	*	Zijin Mining Group Co Ltd (Class A)	944,153
816,600		Zoomlion Heavy Industry Science and Technology Co Ltd	703,310
163,900		Zoomlion Heavy Industry Science and Technology Co Ltd	193,924
126,100		ZTE Corp	760,119
456,064		ZTE Corp (Class H)	1,629,416
237,122		ZTO Express Cayman, Inc (ADR)	6,416,521
		TOTAL CHINA	1,483,831,062

COLOMBIA - 0.2%
112,122		BanColombia S.A.	783,524
233,711		BanColombia S.A. (Preference)	1,675,391
4,070,811		Ecopetrol S.A.	2,763,911
133,223		Grupo de Inversiones Suramericana S.A.	594,316
244,141		Interconexion Electrica S.A.	1,373,686
		TOTAL COLOMBIA	7,190,828

CZECH REPUBLIC - 0.1%
94,038		CEZ AS	2,608,632
36,567	*	Komercni Banka AS	1,357,393
185,101	*,g	Moneta Money Bank AS	752,497
		TOTAL CZECH REPUBLIC	4,718,522
266

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

EGYPT - 0.1%
655,741	*	Commercial International Bank	$2,385,857
518,867		Eastern Tobacco	388,861
272,874	*	Fawry for Banking & Payment Technology Services SAE	333,252
		TOTAL EGYPT	3,107,970

GREECE - 0.2%
1,169,932	*	Alpha Bank AE	1,510,811
1,358,357	*	Eurobank Ergasias S.A.	1,280,282
12,741	*,†	FF Group	151
121,171		Hellenic Telecommunications Organization S.A.	2,211,166
44,252		JUMBO S.A.	703,029
113,515		OPAP S.A.	1,639,704
		TOTAL GREECE	7,345,143

HONG KONG - 0.3%
6,861,652	*	Alibaba Pictures Group Ltd	830,822
7,772,000	*	China Youzan Ltd	1,115,304
44,629	*	Hutchison China MediTech Ltd (ADR)	1,876,650
565,651		Kingboard Laminates Holdings Ltd	1,134,659
950,000		Nine Dragons Paper Holdings Ltd	1,198,699
440,000	e	Perennial Energy Holdings Ltd	84,955
5,621,331		Sino Biopharmaceutical	4,775,301
748,000		SSY Group Ltd	480,250
191,000	e	Vinda International Holdings Ltd	539,504
		TOTAL HONG KONG	12,036,144

HUNGARY - 0.2%
217,493	*	MOL Hungarian Oil & Gas plc	1,732,727
116,417	*	OTP Bank	6,277,890
66,738		Richter Gedeon Rt	1,831,003
		TOTAL HUNGARY	9,841,620

INDIA - 9.9%
144,032		Adani Enterprises Ltd	2,751,264
145,825		Adani Gas Ltd	1,749,057
202,914	*	Adani Green Energy Ltd	2,398,219
282,920		Adani Ports & Special Economic Zone Ltd	2,570,887
145,073	*	Adani Transmissions Ltd	1,738,140
401,748		Ambuja Cements Ltd	2,224,124
54,231		Apollo Hospitals Enterprise Ltd	2,943,514
199,921		Asian Paints Ltd	7,954,525
39,350		Associated Cement Co Ltd	1,268,015
153,581		Aurobindo Pharma Ltd	1,894,297
88,520	*,g	Avenue Supermarts Ltd	4,168,961
1,192,808	*	Axis Bank Ltd	11,389,722
140,862		Bajaj Finance Ltd	11,825,683
19,119		Bajaj Finserv Ltd	3,665,188
36,763		Bajaj Holdings and Investment Ltd	1,894,734
44,662		Balkrishna Industries Ltd	1,427,056
386,497	g	Bandhan Bank Ltd	1,515,493
124,199		Berger Paints India Ltd	1,409,174
666,806		Bharat Electronics Ltd	1,656,592
267

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

115,371		Bharat Forge Ltd	$1,199,307
448,616		Bharat Petroleum Corp Ltd	2,692,251
1,272,052		Bharti Airtel Ltd	9,622,049
219,982	*	Biocon Ltd	1,143,892
56,853		Britannia Industries Ltd	2,619,597
215,034		Cholamandalam Investment and Finance Co Ltd	1,377,080
259,518	*	Cipla Ltd	3,211,425
871,024		Coal India Ltd	1,679,628
64,113		Colgate-Palmolive India Ltd	1,469,784
146,207		Container Corp Of India Ltd	1,268,226
321,937		Dabur India Ltd	2,600,970
68,898	*	Divi S Laboratories Ltd	4,545,373
289,284		DLF Ltd	1,315,346
59,154		Dr Reddy’s Laboratories Ltd	3,748,343
70,190	*	Eicher Motors Ltd	2,390,623
962,406		GAIL India Ltd	1,806,772
190,511	*	Godrej Consumer Products Ltd	2,530,885
147,436		Grasim Industries Ltd	3,080,837
116,808		Havells India Ltd	1,845,653
576,467		HCL Technologies Ltd	7,949,076
30,165	g	HDFC Asset Management Co Ltd	1,158,464
415,143	g	HDFC Life Insurance Co Ltd	3,708,280
63,041		Hero Honda Motors Ltd	2,344,617
824,073		Hindalco Industries Ltd	4,937,318
432,727		Hindustan Lever Ltd	13,596,697
395,799		Hindustan Petroleum Corp Ltd	1,390,729
899,596		Housing Development Finance Corp	29,614,359
2,688,233		ICICI Bank Ltd	24,727,372
106,900	g	ICICI Lombard General Insurance Co Ltd	2,122,842
184,532	g	ICICI Prudential Life Insurance Co Ltd	1,571,059
1,133,603		Indian Oil Corp Ltd	1,572,625
166,014		Indraprastha Gas Ltd	1,246,444
355,649		Indus Towers Ltd	1,063,525
41,777		Info Edge India Ltd	2,934,677
1,794,063		Infosys Technologies Ltd	39,099,624
59,621	*,g	InterGlobe Aviation Ltd	1,318,418
35,484		Ipca Laboratories Ltd	1,004,001
1,575,190		ITC Ltd	4,343,245
457,180		JSW Steel Ltd	4,535,484
38,386	*	Jubilant Foodworks Ltd	1,952,643
288,439	*	Kotak Mahindra Bank Ltd	6,430,774
27,140	g	Larsen & Toubro Infotech Ltd	1,710,303
360,231		Larsen & Toubro Ltd	7,773,153
116,299		Lupin Ltd	1,732,915
458,487		Mahindra & Mahindra Ltd	4,589,339
259,552		Marico Ltd	1,909,536
70,307		Maruti Suzuki India Ltd	6,605,820
664,462	*	Motherson Sumi Systems Ltd	2,098,633
993		MRF Ltd	1,067,808
61,394		Muthoot Finance Ltd	1,283,715
17,569		Nestle India Ltd	4,182,435
2,621,870		NTPC Ltd	4,169,865
3,174		Page Industries Ltd	1,346,451
409,034		Petronet LNG Ltd	1,200,448
42,660		PI Industries Ltd	1,692,098
79,221		Pidilite Industries Ltd	2,428,506
268

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

62,167		Piramal Healthcare Ltd	$1,940,773
424,170	*	Power Grid Corp of India Ltd	977,376
1,272,510		Power Grid Corp of India Ltd	2,932,128
563,584		REC Ltd	1,146,213
1,501,728		Reliance Industries Ltd	41,165,474
123,444	*	SBI Cards & Payment Services Ltd	1,721,408
232,155	g	SBI Life Insurance Co Ltd	3,434,811
575,323		Sesa Sterlite Ltd	2,340,678
5,621		Shree Cement Ltd	2,139,305
99,157		Shriram Transport Finance Co Ltd	1,859,642
30,838		Siemens India Ltd	810,713
971,736		State Bank of India	5,649,308
438,858		Sun Pharmaceutical Industries Ltd	4,569,591
483,731		Tata Consultancy Services Ltd	20,623,227
931,904	*	Tata Motors Ltd	3,690,480
326,345		Tata Steel Ltd	6,302,790
311,657		Tata Tea Ltd	3,170,676
328,268		Tech Mahindra Ltd	5,343,987
183,784		Titan Industries Ltd	4,242,114
26,877		Torrent Pharmaceuticals Ltd	1,110,123
92,767		Trent Ltd	1,152,077
52,894	*	Ultra Tech Cement Ltd	5,423,394
151,767	*	United Spirits Ltd	1,309,354
263,895		UPL Ltd	2,875,016
729,793		Wipro Ltd	5,768,015
5,285,065	*	Yes Bank Ltd	907,381
		TOTAL INDIA	451,612,038

INDONESIA - 1.1%
7,213,054		Adaro Energy Tbk	666,153
10,588,572		Astra International Tbk PT	3,457,310
5,806,775		Bank Central Asia Tbk PT	11,987,256
28,600,182		Bank Rakyat Indonesia	7,337,270
1,388,960	*	Indofood CBP Sukses Makmur Tbk	779,857
9,861,300		Kalbe Farma Tbk PT	859,459
5,012,500	*	Merdeka Copper Gold Tbk PT	1,025,706
4,342,000		PT Aneka Tambang Tbk	756,646
9,301,739		PT Bank Mandiri Persero Tbk	3,665,129
3,531,959		PT Bank Negara Indonesia	1,166,465
14,550,200		PT Barito Pacific Tbk	976,312
3,661,600		PT Charoen Pokphand Indonesia Tbk	1,551,442
308,900		PT Gudang Garam Tbk	701,314
1,424,305		PT Indah Kiat Pulp and Paper Corp Tbk	669,492
777,417		PT Indocement Tunggal Prakarsa Tbk	473,345
2,046,900	*	PT Indofood Sukses Makmur Tbk	860,408
1,455,900		PT Semen Gresik Persero Tbk	775,856
3,785,145		PT Unilever Indonesia Tbk	1,105,586
961,300		PT United Tractors Tbk	1,300,659
12,131,400		Sarana Menara Nusantara Tbk PT	1,228,884
25,882,883		Telkom Indonesia Persero Tbk PT	5,801,880
4,173,300		Tower Bersama Infrastructure	926,948
		TOTAL INDONESIA	48,073,377

KOREA, REPUBLIC OF - 12.4%
14,380	*	Alteogen, Inc	1,002,179
269

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,790		Amorepacific Corp	$3,236,673
3,961		BGF retail Co Ltd	556,899
43,883	*	Celltrion Healthcare Co Ltd	4,106,828
8,672	*	Celltrion Pharm Inc	1,049,822
50,996	*,e	Celltrion, Inc	11,257,674
33,095		Cheil Communications, Inc	697,144
4,382		CJ CheilJedang Corp	1,781,509
7,960		CJ Corp	678,652
5,823		CJ O Shopping Co Ltd	827,002
28,975		Coway Co Ltd	2,158,110
19,701	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	558,025
25,987		Dongbu Insurance Co Ltd	1,291,162
28,387	*	Doosan Bobcat, Inc	1,140,270
141,144	*,e	Doosan Heavy Industries and Construction Co Ltd	2,669,539
11,283		DuzonBIzon Co Ltd	821,575
9,826		E-Mart Co Ltd	1,441,245
23,470		Fila Korea Ltd	1,066,749
3,085		Green Cross Corp	784,909
32,023		GS Engineering & Construction Corp	1,228,218
25,877		GS Holdings Corp	963,407
161,152		Hana Financial Group, Inc	6,080,042
40,123		Hankook Tire Co Ltd	1,688,792
3,549		Hanmi Pharm Co Ltd	988,204
98,814		Hanon Systems	1,343,590
63,931	*	Hanwha Chemical Corp	2,175,594
47,154	*,e	HLB, Inc	1,480,421
8,663		Honam Petrochemical Corp	1,954,765
17,608	e	Hotel Shilla Co Ltd	1,433,015
7,165	*	HYBE Co Ltd	1,807,593
287,130		Hynix Semiconductor, Inc	28,108,957
38,599		Hyundai Engineering & Construction Co Ltd	1,838,396
9,472		Hyundai Glovis Co Ltd	1,605,320
21,012	*	Hyundai Heavy Industries	2,387,372
135,423	*,e	Hyundai Merchant Marine Co Ltd	4,717,611
35,403		Hyundai Mobis	8,225,354
73,033		Hyundai Motor Co	13,899,268
19,251		Hyundai Motor Co Ltd (2nd Preference)	1,746,670
12,263		Hyundai Motor Co Ltd (Preference)	1,133,118
24,555		Hyundai Robotics Co Ltd	1,464,491
44,518		Hyundai Steel Co	2,094,105
148,772		Industrial Bank of Korea	1,331,102
162,617		Kakao Corp	20,817,403
55,514	*	Kangwon Land, Inc	1,248,386
205,203		KB Financial Group, Inc	9,114,271
138,478		Kia Motors Corp	10,113,132
13,605	*,e	KMW Co Ltd	629,525
36,145		Korea Aerospace Industries Ltd	1,020,022
134,877		Korea Electric Power Corp	2,923,413
4,851	*	Korea Express Co Ltd	742,381
20,005		Korea Investment Holdings Co Ltd	1,671,536
9,838		Korea Kumho Petrochemical	1,742,760
4,262		Korea Zinc Co Ltd	2,029,069
80,866	*	Korean Air Lines Co Ltd	2,098,681
62,802		KT&G Corp	4,495,983
24,194		LG Chem Ltd	17,770,581
3,949		LG Chem Ltd (Preference)	1,317,249
41,119		LG Corp	3,369,973
270

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

134,184	*,e	LG Display Co Ltd	$2,578,231
56,548		LG Electronics, Inc	7,745,892
5,009		LG Household & Health Care Ltd	6,353,515
1,020		LG Household & Health Care Ltd (Preference)	596,587
6,863		LG Innotek Co Ltd	1,356,562
106,048		LG Telecom Ltd	1,342,991
6,195		Lotte Shopping Co Ltd	579,667
149,331		Meritz Securities Co Ltd	638,187
156,000		Mirae Asset Daewoo Co Ltd	1,213,538
64,587		Naver Corp	24,342,927
8,566		NCsoft	6,143,737
11,094	g	Netmarble Corp	1,339,115
12,283		Orion Corp/Republic of Korea	1,255,534
14,585		Pacific Corp	731,051
140,190		Pan Ocean Co Ltd	921,807
13,815	*	Pearl Abyss Corp	889,483
39,502		POSCO	12,563,875
16,063		POSCO Refractories & Environment Co Ltd	2,155,862
8,530		S1 Corp (Korea)	597,712
8,563	*,g	Samsung Biologics Co Ltd	6,624,921
44,910		Samsung C&T Corp	5,532,261
28,397		Samsung Electro-Mechanics Co Ltd	4,743,025
2,509,784		Samsung Electronics Co Ltd	171,509,581
428,275		Samsung Electronics Co Ltd (Preference)	26,885,332
77,417	*	Samsung Engineering Co Ltd	1,573,801
15,949		Samsung Fire & Marine Insurance Co Ltd	2,975,253
254,190	*	Samsung Heavy Industries Co Ltd	1,438,917
38,081		Samsung Life Insurance Co Ltd	2,498,728
28,748		Samsung SDI Co Ltd	18,557,947
17,992		Samsung SDS Co Ltd	2,858,494
27,887		Samsung Securities Co Ltd	1,074,382
19,406	e	Seegene, Inc	1,183,570
20,431		Shin Poong Pharmaceutical Co Ltd	1,127,803
232,078		Shinhan Financial Group Co Ltd	7,865,857
3,832		Shinsegae Co Ltd	887,397
14,022	*	SK Biopharmaceuticals Co Ltd	1,452,991
3,980		SK Chemicals Co Ltd	821,246
17,736		SK Holdings Co Ltd	4,139,266
27,111	*	SK Innovation Co Ltd	5,981,246
21,037		SK Telecom Co Ltd	5,510,305
10,696		SKC Co Ltd	1,507,848
25,625		S-Oil Corp	2,187,979
275,742		Woori Financial Group, Inc	2,599,812
79,540		Woori Investment & Securities Co Ltd	879,706
26,029		Yuhan Corp	1,395,366
		TOTAL KOREA, REPUBLIC OF	565,085,043

KUWAIT - 0.5%
633,891		Agility Public Warehousing Co KSC	2,080,268
542,736	*	Boubyan Bank KSCP	1,445,129
2,330,818		Kuwait Finance House	6,089,839
303,475		Mabanee Co KPSC	729,269
1,274,569		Mobile Telecommunications Co KSC	2,507,140
3,572,379		National Bank of Kuwait SAKP	10,629,745
		TOTAL KUWAIT	23,481,390
271

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

LUXEMBOURG - 0.0%
81,022		Reinet Investments S.C.A	$1,580,320
		TOTAL LUXEMBOURG	1,580,320

MALAYSIA - 1.2%
1,026,433	*	AMMB Holdings BHD	693,207
1,517,874		Axiata Group Bhd	1,342,045
3,483,670		Bumiputra-Commerce Holdings BHD	3,671,106
2,148,977		Dialog Group BHD	1,400,271
1,546,925		Digi.Com BHD	1,522,175
72,100		Fraser & Neave Holdings BHD	423,913
1,181,075		Genting BHD	1,318,214
1,507,500		Genting Malaysia BHD	985,108
350,600		HAP Seng Consolidated BHD	639,882
892,700		Hartalega Holdings BHD	1,489,244
304,987		Hong Leong Bank BHD	1,300,892
103,006		Hong Leong Credit BHD	420,482
876,112		IHH Healthcare BHD	1,171,178
1,195,720		IOI Corp BHD	1,034,213
669,000		Kossan Rubber Industries	548,517
217,611		Kuala Lumpur Kepong BHD	955,013
2,089,050		Malayan Banking BHD	3,965,235
523,176	*	Malaysia Airports Holdings BHD	716,843
1,225,700		Maxis BHD	1,237,318
838,500		MISC BHD	1,331,497
36,800		Nestle Malaysia BHD	1,159,551
1,208,000		Petronas Chemicals Group BHD	2,301,603
180,700		Petronas Dagangan BHD	787,781
534,700		Petronas Gas BHD	1,931,002
338,540		PPB Group BHD	1,452,032
1,723,724		Press Metal BHD	1,968,803
7,700,615		Public Bank BHD	7,262,665
586,950		QL Resources BHD	785,845
894,979		RHB Capital BHD	1,083,730
1,441,965		Sime Darby BHD	734,672
1,062,465		Sime Darby Plantation BHD	855,804
807,146		Supermax Corp BHD	625,442
573,565		Telekom Malaysia BHD	807,367
1,222,963		Tenaga Nasional BHD	2,793,688
2,813,200		Top Glove Corp BHD	2,649,607
655,000		Westports Holdings BHD	630,166
		TOTAL MALAYSIA	53,996,111

MEXICO - 1.8%
18,477,441		America Movil S.A.B. de C.V.	15,482,761
279,800	*	Becle SAB de C.V.	700,124
8,265,197	*	Cemex S.A. de C.V.	6,742,947
287,760		Coca-Cola Femsa SAB de C.V.	1,631,333
251,225		Embotelladoras Arca SAB de C.V.	1,520,254
1,646,800		Fibra Uno Administracion S.A. de C.V.	1,795,193
1,059,411		Fomento Economico Mexicano S.A. de C.V.	9,243,253
112,945		Gruma SAB de C.V.	1,222,033
212,930		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	2,449,103
108,931		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,978,803
845,920		Grupo Bimbo S.A. de C.V. (Series A)	1,949,680
253,498		Grupo Carso S.A. de C.V. (Series A1)	828,385
272

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,410,028		Grupo Financiero Banorte S.A. de C.V.	$9,141,054
1,230,144	*	Grupo Financiero Inbursa S.A.	1,191,444
1,677,632		Grupo Mexico S.A. de C.V. (Series B)	7,686,873
1,313,390		Grupo Televisa S.A.	3,557,576
73,004	*	Industrias Penoles S.A. de C.V.	1,029,437
823,442		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,333,226
146,600		Megacable Holdings SAB de C.V.	514,044
580,123		Orbia Advance Corp SAB de C.V.	1,580,994
121,115		Promotora y Operadora de Infraestructura SAB de C.V.	913,492
650,700	*,e	Telesites SAB de C.V.	543,278
2,857,784		Wal-Mart de Mexico SAB de C.V.	9,420,548
		TOTAL MEXICO	82,455,835

PAKISTAN - 0.0%
221,358		Habib Bank Ltd	172,550
106,897	*	Lucky Cement Ltd	584,187
191,300		MCB Bank Ltd	190,550
		TOTAL PAKISTAN	947,287

PERU - 0.2%
118,822	*	Cia de Minas Buenaventura S.A. (ADR) (Series B)	981,470
36,910	*	Credicorp Ltd (NY)	3,726,433
45,344		Southern Copper Corp (NY)	2,976,380
		TOTAL PERU	7,684,283

PHILIPPINES - 0.6%
1,033,504		Aboitiz Equity Ventures, Inc	777,330
152,663		Ayala Corp	2,229,549
4,285,193		Ayala Land, Inc	2,803,357
935,929		Bank of the Philippine Islands	1,507,298
1,016,476		BDO Unibank, Inc	2,074,233
17,906		Globe Telecom, Inc	666,303
58,566		GT Capital Holdings, Inc	637,139
587,400		International Container Term Services, Inc	1,827,362
1,805,306		JG Summit Holdings (Series B)	2,022,550
227,840		Jollibee Foods Corp	866,052
142,886		Manila Electric Co	758,500
6,294,000		Metro Pacific Investments Corp	440,692
906,890		Metropolitan Bank & Trust	780,159
45,360		PLDT, Inc	1,112,896
126,985		SM Investments Corp	2,315,152
5,195,949		SM Prime Holdings	3,272,427
461,747		Universal Robina	1,170,418
		TOTAL PHILIPPINES	25,261,417

POLAND - 0.7%
184,957	*,g	Allegro.eu S.A.	3,173,435
104,670	*	Bank Pekao S.A.	2,556,394
17,488	*	Bank Zachodni WBK S.A.	1,164,039
41,079		CD Projekt Red S.A.	1,978,146
146,346		Cyfrowy Polsat S.A.	1,297,645
25,322	*,g	Dino Polska S.A.	2,027,232
71,195		KGHM Polska Miedz S.A.	3,594,698
567		LPP S.A.	2,036,932
441,908	*	PGE Polska Grupa Energetyczna S.A.	994,220
167,555		Polski Koncern Naftowy Orlen S.A.	3,174,249
273

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

982,160		Polskie Gornictwo Naftowe i Gazownictwo S.A.	$1,602,469
470,970	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	4,626,116
315,296	*	Powszechny Zaklad Ubezpieczen S.A.	3,074,730
333,889	*	Telekomunikacja Polska S.A.	663,878
		TOTAL POLAND	31,964,183

QATAR - 0.6%
1,128,542		Barwa Real Estate Co	947,427
1,040,012		Commercial Bank of Qatar QSC	1,571,015
804,015		Industries Qatar QSC	2,947,981
1,806,165		Masraf Al Rayan	2,145,409
2,413,710		Mesaieed Petrochemical Holding Co	1,268,463
412,631		Ooredoo QSC	802,350
266,540		Qatar Electricity & Water Co	1,207,885
275,910		Qatar Fuel QSC	1,359,833
1,355,069		Qatar Gas Transport Co Ltd	1,128,064
439,644		Qatar International Islamic Bank QSC	1,112,332
575,479		Qatar Islamic Bank SAQ	2,721,711
2,371,681		Qatar National Bank	11,855,148
		TOTAL QATAR	29,067,618

ROMANIA - 0.0%
228,524		NEPI Rockcastle plc	1,545,720
		TOTAL ROMANIA	1,545,720

RUSSIA - 3.3%
368,214		Gazprom (ADR)	2,872,069
2,851,696		Gazprom OAO (ADR)	22,193,316
225,744		LUKOIL PJSC (ADR)	19,389,152
181,323		Magnit PJSC (ADR)	2,650,036
8,155	*	Mail.ru (GDR)	168,735
55,342	*	Mail.Ru Group Ltd	1,147,793
10,913		MMC Norilsk Nickel PJSC (ADR)	376,499
321,487		MMC Norilsk Nickel PJSC (ADR)	11,121,479
272,649		Mobile TeleSystems (ADR)	2,342,055
49,710		NovaTek OAO (GDR)	11,061,817
1,838		Novatek PJSC (GDR)	409,139
79,215		Novolipetsk Steel PJSC (GDR)	2,778,862
22,000	*	Ozon Holdings plc (ADR)	1,148,620
76,224		PhosAgro OAO (GDR)	1,450,543
198,292		Polymetal International plc	4,308,780
36,144		Polyus PJSC (GDR)	3,484,151
689,501	*	Rosneft Oil Co PJSC (GDR)	5,073,348
46,499		Sberbank of Russia (ADR)	773,278
1,380,561		Sberbank of Russian Federation (ADR)	22,974,593
121,222		Severstal (GDR) (Equiduct)	2,983,290
943,446		Surgutneftegaz (ADR)	4,170,031
129,740		Tatneft PAO (ADR)	5,171,803
65,843		TCS Group Holding plc (ADR)	5,446,744
911,463		VTB Bank PJSC (GDR) Equiduct	1,188,418
66,543		X 5 Retail Group NV (GDR)	2,154,257
167,800	*	Yandex NV	11,398,654
		TOTAL RUSSIA	148,237,462
274

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

SAUDI ARABIA - 2.8%
21,709		Abdullah Al Othaim Markets Co	$683,103
60,880		Advanced Petrochemical Co	1,204,341
637,197		Al Rajhi Bank	18,851,627
523,827		Alinma Bank	3,031,325
132,738		Almarai Co JSC	2,082,332
298,241		Arab National Bank	1,789,255
170,600	*	Bank AlBilad	1,668,963
179,429	*	Bank Al-Jazira	925,657
297,878		Banque Saudi Fransi	2,934,778
28,460		Bupa Arabia for Cooperative Insurance Co	1,047,216
26,430		Co for Cooperative Insurance	594,083
283,763	*	Dar Al Arkan Real Estate Development Co	796,621
26,703		Dr Sulaiman Al Habib Medical Services Group Co	1,215,247
249,998	*	Emaar Economic City	904,857
181,790		Etihad Etisalat Co	1,561,361
30,220		Jarir Marketing Co	1,621,001
225,202	*	Mobile Telecommunications Co Saudi Arabia	852,674
20,860		Mouwasat Medical Services Co	1,003,442
1,151,755		National Commercial Bank	16,890,605
211,981	*	National Industrialization Co	1,221,826
60,973		National Petrochemical Co	753,523
121,808	*	Rabigh Refining & Petrochemical Co	838,850
679,494		Riyad Bank	4,746,892
114,084		SABIC Agri-Nutrients Co	3,899,370
187,564		Sahara International Petrochemical Co	1,675,867
228,510	*	Saudi Arabian Mining Co	4,245,773
1,181,601	g	Saudi Arabian Oil Co	10,979,841
478,477		Saudi Basic Industries Corp	15,390,405
427,086	*	Saudi British Bank	3,507,426
45,258		Saudi Cement Co	783,182
443,211		Saudi Electricity Co	3,060,784
115,690		Saudi Industrial Investment Group	1,139,963
380,181	*	Saudi Kayan Petrochemical Co	1,961,777
316,427		Saudi Telecom Co	11,295,814
138,500		Savola Group	1,584,271
140,602		Yanbu National Petrochemical Co	2,561,022
		TOTAL SAUDI ARABIA	129,305,074

SINGAPORE - 0.0%
122,500	g	BOC Aviation Ltd	900,701
		TOTAL SINGAPORE	900,701

SOUTH AFRICA - 3.4%
392,314	*	Absa Group Ltd	3,649,824
57,130		African Rainbow Minerals Ltd	1,165,664
28,628		Anglo American Platinum Ltd	3,746,568
212,270	*	Aspen Pharmacare Holdings Ltd	2,616,131
175,880	*	Bid Corp Ltd	3,860,507
153,193		Bidvest Group Ltd	2,089,883
43,656		Capitec Bank Holdings Ltd	4,847,190
135,609		Clicks Group Ltd	2,453,527
219,956	*	Discovery Holdings Ltd	1,765,503
137,595		Exxaro Resources Ltd	1,702,745
2,723,123		FirstRand Ltd	10,103,504
481,133		Gold Fields Ltd	4,751,546
1,967,972		Growthpoint Properties Ltd	1,981,236
285,868		Harmony Gold Mining Co Ltd	1,172,111
275

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

431,744		Impala Platinum Holdings Ltd	$7,782,805
35,414		Kumba Iron Ore Ltd	1,878,865
143,699		Mr Price Group Ltd	2,138,137
914,222	*	MTN Group Ltd	6,566,609
197,299		MultiChoice Group Ltd	1,636,971
235,827		Naspers Ltd (N Shares)	45,509,944
216,990	*	Nedbank Group Ltd	2,508,765
196,347	*	Northam Platinum Ltd	3,091,916
2,535,496		Old Mutual Ltd	2,235,892
364,853		Rand Merchant Investment Holdings Ltd	774,219
269,290		Remgro Ltd	2,047,900
1,009,159		Sanlam Ltd	3,986,699
307,863	*	Sasol Ltd	4,589,915
279,206		Shoprite Holdings Ltd	3,056,711
1,540,113		Sibanye Stillwater Ltd	6,712,108
104,005		Spar Group Ltd	1,304,175
685,405		Standard Bank Group Ltd	5,776,655
93,645		Tiger Brands Ltd	1,233,580
345,927		Vodacom Group Pty Ltd	3,084,508
566,283	*	Woolworths Holdings Ltd	2,160,936
		TOTAL SOUTH AFRICA	153,983,249

TAIWAN - 13.3%
270,000	*	Accton Technology Corp	3,160,813
1,648,380		Acer, Inc	1,609,172
202,407		Advantech Co Ltd	2,641,835
1,703,011		ASE Technology Holding Co Ltd	7,493,829
1,175,512	*	Asia Cement Corp	2,182,090
15,000		ASMedia Technology, Inc	1,055,741
382,500	*	Asustek Computer, Inc	4,809,030
4,292,000		AU Optronics Corp	3,181,390
373,389		Catcher Technology Co Ltd	2,475,164
4,225,604		Cathay Financial Holding Co Ltd	8,224,347
639,882	*	Chailease Holding Co Ltd	5,310,142
2,502,843		Chang Hwa Commercial Bank	1,483,215
983,922	*	Cheng Shin Rubber Industry Co Ltd	1,520,662
7,409,754	*	China Development Financial Holding Corp	3,745,433
707,000	*	China Life Insurance Co Ltd	666,724
6,182,151	*	China Steel Corp	8,062,569
9,399,282	*	Chinatrust Financial Holding Co	7,697,097
2,031,763	*	Chunghwa Telecom Co Ltd	8,383,994
2,273,000		Compal Electronics, Inc	1,758,227
1,014,768		Delta Electronics, Inc	10,456,110
5,650,875	*	E.Sun Financial Holding Co Ltd	5,359,534
93,316	*	Eclat Textile Co Ltd	2,037,367
1,371,980	*	Evergreen Marine Corp Tawain Ltd	6,525,173
1,583,071		Far Eastern Textile Co Ltd	1,677,611
859,000		Far EasTone Telecommunications Co Ltd	1,861,737
207,513		Feng TAY Enterprise Co Ltd	1,716,891
5,316,975		First Financial Holding Co Ltd	4,328,057
1,899,173		Formosa Chemicals & Fibre Corp	5,592,472
612,064		Formosa Petrochemical Corp	2,132,651
2,041,453		Formosa Plastics Corp	7,302,411
439,512		Foxconn Technology Co Ltd	972,214
3,474,646		Fubon Financial Holding Co Ltd	9,340,402
5,283,328		Fuhwa Financial Holdings Co Ltd	4,805,229
276

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

160,000		Giant Manufacturing Co Ltd	$1,842,636
117,509		Globalwafers Co Ltd	3,570,293
151,163		Hiwin Technologies Corp	1,739,275
6,510,002		Hon Hai Precision Industry Co, Ltd	25,725,705
151,608		Hotai Motor Co Ltd	3,209,327
4,036,291		Hua Nan Financial Holdings Co Ltd	2,788,991
4,611,487		InnoLux Display Corp	3,095,020
1,362,060		Inventec Co Ltd	1,144,444
53,125		Largan Precision Co Ltd	5,590,417
1,104,778		Lite-On Technology Corp	2,539,256
794,170		MediaTek, Inc	25,967,650
5,698,125		Mega Financial Holding Co Ltd	6,748,643
336,000		Micro-Star International Co Ltd	1,785,078
2,703,860		Nan Ya Plastics Corp	8,438,367
117,000	*	Nan Ya Printed Circuit Board Corp	1,671,792
666,000	*	Nanya Technology Corp	1,732,719
87,000		Nien Made Enterprise Co Ltd	1,460,669
303,474	*	Novatek Microelectronics Corp Ltd	5,582,502
142,000	*	Oneness Biotech Co Ltd	980,011
1,021,000		Pegatron Technology Corp	2,461,423
75,000	*	Phison Electronics Corp	1,281,735
1,263,512		Pou Chen Corp	1,598,063
366,000		Powertech Technology, Inc	1,450,357
316,000		President Chain Store Corp	3,174,020
1,418,000		Quanta Computer, Inc	3,928,063
254,085		Realtek Semiconductor Corp	5,364,698
426,072		Ruentex Development Co Ltd	952,769
1,876,421		Shanghai Commercial & Savings Bank Ltd	2,806,867
5,844,536		Shin Kong Financial Holding Co Ltd	1,918,834
5,063,717	*	SinoPac Financial Holdings Co Ltd	2,549,215
702,050		Synnex Technology International Corp	1,333,425
4,786,528		Taishin Financial Holdings Co Ltd	2,904,545
2,607,100	*	Taiwan Business Bank	884,742
2,584,958		Taiwan Cement Corp	4,874,995
4,806,279		Taiwan Cooperative Financial Holding	3,757,242
978,000	*	Taiwan High Speed Rail Corp	1,063,059
881,859	*	Taiwan Mobile Co Ltd	3,279,576
12,944,848		Taiwan Semiconductor Manufacturing Co Ltd	270,540,796
625,000	*	Unimicron Technology Corp	3,283,923
2,606,908		Uni-President Enterprises Corp	6,836,963
6,234,452		United Microelectronics Corp	13,037,154
489,000	*	Vanguard International Semiconductor Corp	2,026,044
173,000		Walsin Technology Corp	1,245,865
289,000		Wan Hai Lines Ltd	2,319,797
174,878		Win Semiconductors Corp	2,170,182
1,671,000		Winbond Electronics Corp	2,061,087
1,484,560		Wistron Corp	1,476,278
40,000		Wiwynn Corp	1,344,829
786,660	*	WPG Holdings Co Ltd	1,537,850
195,009	*	Yageo Corp	3,932,678
829,000	*	Yang Ming Marine Transport	3,493,062
396,127		Zhen Ding Technology Holding Ltd	1,485,312
		TOTAL TAIWAN	607,557,576
277

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

TANZANIA, UNITED REPUBLIC OF - 0.1%
224,329		AngloGold Ashanti Ltd	$4,491,909
		TOTAL TANZANIA, UNITED REPUBLIC OF	4,491,909

THAILAND - 1.4%
657,600		Advanced Info Service PCL (Foreign)	3,592,919
2,265,400		Airports of Thailand PCL (Foreign)	3,898,113
3,258,300	*	Asset World Corp PCL	363,524
341,700		B Grimm Power PCL	411,025
306,148		Bangkok Bank PCL (Foreign)	945,110
945,100		Bangkok Commercial Asset Management PCL	474,473
4,771,300		Bangkok Dusit Medical Services PCL (Foreign)	3,268,110
3,279,100		Bangkok Expressway & Metro PCL	763,534
502,500		Berli Jucker PCL	520,325
3,990,500		BTS Group Holdings PCL	1,032,000
195,100		Bumrungrad Hospital PCL (Foreign)	712,879
159,400		Carabao Group PCL	703,407
1,108,400		Central Pattana PCL (Foreign)	1,587,924
862,216		Central Retail Corp PCL	814,034
2,126,680		Charoen Pokphand Foods PCL	1,682,321
3,191,355		CP ALL plc	5,732,831
161,700		Delta Electronics Thai PCL	2,873,136
152,000		Electricity Generating PCL	791,624
697,100		Energy Absolute PCL (Foreign)	1,264,930
310,400		Global Power Synergy Co Ltd (Foreign)	725,565
1,486,550		Gulf Energy Development PCL	1,517,331
3,045,126		Home Product Center PCL (Foreign)	1,233,703
742,978		Indorama Ventures PCL (Foreign)	820,605
975,000		Intouch Holdings PCL (Class F)	1,913,867
1,816,360		Krung Thai Bank PCL (Foreign)	557,685
388,200		Krungthai Card PCL	729,827
3,752,000		Land and Houses PCL Co Reg	890,669
1,641,970	*	Minor International PCL (Foreign)	1,485,175
362,200		Muangthai Capital PCL	659,609
321,200		Osotspa PCL	344,733
912,098		PTT Exploration & Production PCL (Foreign)	2,856,611
1,205,429		PTT Global Chemical PCL (Foreign)	2,082,749
1,400,000		PTT Oil & Retail Business PCL	1,195,021
5,752,600		PTT PCL (Foreign)	6,067,400
424,400		Ratch Group PCL	548,716
413,558		Siam Cement PCL (Foreign)	5,242,540
463,800		Siam Commercial Bank PCL (Foreign)	1,319,878
445,000		Sri Trang Gloves Thailand PCL	507,720
294,900		Srisawad Corp PCL	574,705
684,500		Thai Oil PCL (Foreign)	916,206
1,393,400		Thai Union Group PCL	941,705
6,115,448		True Corp PCL (Foreign)	569,355
		TOTAL THAILAND	65,133,594

TURKEY - 0.3%
1,635,208		Akbank TAS	1,021,399
370,914		Aselsan Elektronik Sanayi Ve Ticaret AS	682,753
233,206		BIM Birlesik Magazalar AS	1,754,719
727,230		Eregli Demir ve Celik Fabrikalari TAS	1,727,602
41,937		Ford Otomotiv Sanayi AS	858,853
439,680		KOC Holding AS	1,072,849
588,201		Turkcell Iletisim Hizmet AS	1,075,940
1,223,864		Turkiye Garanti Bankasi AS	1,237,517
278

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY		VALUE

753,373		Turkiye Is Bankasi (Series C)		$471,471
72,453	*	Turkiye Petrol Rafinerileri AS		806,898
720,555		Turkiye Sise ve Cam Fabrikalari AS		649,064
		TOTAL TURKEY		11,359,065

UNITED ARAB EMIRATES - 0.7%
1,471,493		Abu Dhabi Commercial Bank PJSC		2,812,268
738,151		Abu Dhabi Islamic Bank PJSC		1,110,512
1,356,842		Abu Dhabi National Oil Co for Distribution PJSC		1,610,561
1,907,605		Aldar Properties PJSC		2,058,906
974,882		Dubai Islamic Bank PJSC		1,281,726
1,874,053		Emaar Properties PJSC		2,025,749
1,334,872		Emirates NBD Bank PJSC		4,869,740
872,372		Emirates Telecommunications Group Co PJSC		5,414,993
2,303,185		National Bank of Abu Dhabi PJSC		10,396,201
		TOTAL UNITED ARAB EMIRATES		31,580,656

UNITED STATES - 4.7%
20,936	*	Globant S.A.		5,007,054
188,200		iShares MSCI Brazil ETF		7,038,680
94,700		iShares MSCI China ETF		6,749,269
328,000		iShares MSCI India ETF		14,658,320
412,526	e	iShares MSCI South Korea Index Fund		36,611,683
315,300		iShares MSCI Taiwan ETF		20,049,927
572,664		JBS S.A.		3,524,001
2,392,329	e	Vanguard Emerging Markets ETF		122,271,935
		TOTAL UNITED STATES		215,910,869

		TOTAL COMMON STOCKS		4,454,199,682
		(Cost $3,215,087,210)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc		616
		TOTAL PHILIPPINES		616

		TOTAL PREFERRED STOCKS		616
		(Cost $725)

			Expiration Date

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
482,135	†	Ultrapar Participacoes S.A.	07/26/21	0
		TOTAL BRAZIL		0

THAILAND - 0.0%
399,050		BTS Group Holdings PCL	12/31/99	0
199,525		BTS Group Holdings PCL	12/31/99	0
798,100		BTS Group Holdings PCL	12/31/99	0
56,620		Minor International PCL	05/05/23	8,131
51,312		Minor International PCL	02/15/24	5,995
11,796		Srisawad Corp PCL	08/29/25	4,665
		TOTAL THAILAND		18,791

		TOTAL RIGHTS / WARRANTS		18,791
		(Cost $0)
279

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 1.2%
$22,809,000		Federal Home Loan Bank (FHLB)	0.000%	08/13/21	$22,808,791
10,000,000		FHLB	0.000	08/18/21	9,999,867
21,438,000		FHLB	0.000	08/25/21	21,437,589
		TOTAL GOVERNMENT AGENCY DEBT			54,246,247

TREASURY DEBT - 0.2%
11,000,000		United States Treasury Bill	0.000	08/12/21	10,999,893
		TOTAL TREASURY DEBT			10,999,893

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
61,778,165	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		61,778,165
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			61,778,165

		TOTAL SHORT-TERM INVESTMENTS			127,024,305
		(Cost $127,024,171)
		TOTAL INVESTMENTS - 100.6%			4,581,265,623
		(Cost $3,342,134,762)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(26,511,579)
		NET ASSETS - 100.0%			$4,554,754,044

		Abbreviation(s):
		ADR American Depositary Receipt
		ETF Exchange Traded Fund
		GDR Global Depositary Receipt
		INR Indian Rupee

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $152,438,811.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $231,434,445 or 5.1% of net assets.
280

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

Futures contracts outstanding as of July 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
ICE US MSCI Emerging Markets EM Index Futures	1,413	09/17/21	$90,920,820	$90,269,505	$(651,315)
281

TIAA-CREF FUNDS – International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.6%

AUSTRALIA - 7.9%
209,771	*	Afterpay Touch Group Ltd	$14,911,016
585,629		AGL Energy Ltd	3,101,277
240,698		Ampol Ltd	5,010,892
1,113,920		APA Group	7,816,360
545,054		Aristocrat Leisure Ltd	16,703,283
1,757,132		Aurizon Holdings Ltd	4,986,572
1,997,399		AusNet Services	2,671,281
2,718,305		Australia & New Zealand Banking Group Ltd	55,340,819
190,790		Australian Stock Exchange Ltd	10,808,173
989,098	*,†	AZ BGP Holdings	2,904
2,813,939		BHP Billiton Ltd	110,528,166
2,020,226		BHP Group plc	65,407,515
476,324		BlueScope Steel Ltd	8,446,806
1,399,117		Brambles Ltd	11,978,778
64,009		Cochlear Ltd	11,580,437
1,288,307		Coles Group Ltd	16,579,918
1,692,229		Commonwealth Bank of Australia	124,054,031
516,294		Computershare Ltd	5,936,188
352,696	*	Crown Resorts Ltd	2,237,633
436,664		CSL Ltd	92,961,653
1,042,921		Dexus Property Group	7,878,278
57,577		Domino’s Pizza Enterprises Ltd	4,953,937
1,282,156	*	Endeavour Group Ltd	6,238,236
1,652,623		Evolution Mining Ltd	5,026,082
1,631,127		Fortescue Metals Group Ltd	29,804,935
9,590,848		Glencore Xstrata plc	43,073,936
1,575,542		Goodman Group	26,204,669
1,835,603		GPT Group	6,293,740
2,318,095		Insurance Australia Group Ltd	8,266,680
660,730		Lend Lease Corp Ltd	5,930,579
332,598		Macquarie Group Ltd	38,404,571
137,306		Magellan Financial Group Ltd	4,953,879
2,788,802		Medibank Pvt Ltd	6,801,563
3,724,251		Mirvac Group	7,816,834
3,145,023		National Australia Bank Ltd	59,974,775
778,762		Newcrest Mining Ltd	15,051,556
1,055,942		Northern Star Resources Ltd	7,868,002
1,887,189		Oil Search Ltd	5,274,669
388,858		Orica Ltd	3,546,674
1,666,616		Origin Energy Ltd	5,035,241
924,017	*	Qantas Airways Ltd	3,114,882
1,398,721		QBE Insurance Group Ltd	11,209,211
174,247		Ramsay Health Care Ltd	8,240,805
50,222		REA Group Ltd	5,982,636
288,917		Reece Ltd	5,012,058
282

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

353,858		Rio Tinto Ltd	$34,681,609
1,072,740		Rio Tinto plc	91,118,969
1,785,692		Santos Ltd	8,426,471
5,008,540		Scentre Group	9,562,510
316,732		Seek Ltd	6,851,526
430,612		Sonic Healthcare Ltd	12,723,031
4,590,281		South32 Ltd	10,058,643
2,258,950		Stockland Trust Group	7,305,708
1,196,198		Suncorp-Metway Ltd	10,159,141
1,265,317	*	Sydney Airport	7,280,854
2,108,929		Tabcorp Holdings Ltd	7,697,816
3,981,576		Telstra Corp Ltd	11,090,376
2,598,419		Transurban Group	27,407,570
683,153		Treasury Wine Estates Ltd	5,992,424
3,667,655		Vicinity Centres	4,190,984
101,594	e	Washington H Soul Pattinson & Co Ltd	2,445,966
1,074,108		Wesfarmers Ltd	48,427,923
3,501,043		Westpac Banking Corp	62,887,288
140,917		Wisetech Global Ltd	3,196,361
919,723		Woodside Petroleum Ltd	14,774,394
1,219,024		Woolworths Ltd	34,871,668
		TOTAL AUSTRALIA	1,324,173,362

AUSTRIA - 0.3%
266,241		Erste Bank der Oesterreichischen Sparkassen AG.	10,316,991
463,075		Mondi plc	12,838,174
143,864		OMV AG.	7,767,758
140,585		Raiffeisen International Bank Holding AG.	3,324,097
65,043		Verbund AG.	5,999,548
109,297		Voestalpine AG.	4,821,708
		TOTAL AUSTRIA	45,068,276

BELGIUM - 0.8%
165,840		Ageas	8,757,293
728,376		Anheuser-Busch InBev S.A.	45,969,340
58,730		Colruyt S.A.	3,339,247
29,708	e	Elia System Operator S.A.	3,511,215
107,201		Groupe Bruxelles Lambert S.A.	12,472,750
237,719		KBC Groep NV	19,141,766
142,160		Proximus plc	2,921,427
14,826		Sofina S.A.	6,951,668
70,267		Solvay S.A.	9,384,614
119,983		UCB S.A.	12,977,035
187,607		Umicore S.A.	11,644,154
		TOTAL BELGIUM	137,070,509

BRAZIL - 0.1%
164,378		Yara International ASA	8,663,793
		TOTAL BRAZIL	8,663,793

CHILE - 0.1%
372,457		Antofagasta plc	7,733,414
		TOTAL CHILE	7,733,414
283

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.2%
3,495,938		BOC Hong Kong Holdings Ltd	$11,226,441
1,651,921	g	Budweiser Brewing Co APAC Ltd	4,610,202
1,901,400		Chow Tai Fook Jewellery Group Ltd	3,986,276
1,890,697	*,g	ESR Cayman Ltd	6,645,453
47,600	*	Futu Holdings Ltd (ADR)	4,877,096
1,820,061		Wilmar International Ltd	5,828,842
		TOTAL CHINA	37,174,310

DENMARK - 2.6%
167,104		Ambu A.S.	6,182,289
3,078		AP Moller - Maersk AS (Class A)	8,228,739
5,886		AP Moller - Maersk AS (Class B)	16,334,958
97,277		Carlsberg AS (Class B)	17,975,369
99,857		Chr Hansen Holding A/S	8,980,920
114,952		Coloplast AS	21,020,531
666,158		Danske Bank AS	11,675,093
102,537	*	Demant A.S.	6,266,804
197,739		DSV AS	48,201,819
62,550	*	Genmab AS	28,271,276
122,895		GN Store Nord	10,769,704
1,642,774		Novo Nordisk AS	152,073,682
197,845		Novozymes AS	15,543,651
180,873	g	Orsted AS	26,827,109
96,105		Pandora AS	12,431,854
8,151		Rockwool International AS (B Shares)	4,325,133
342,305		Tryg A.S.	8,459,987
960,034		Vestas Wind Systems A.S.	35,400,810
		TOTAL DENMARK	438,969,728

FINLAND - 1.3%
141,777		Elisa Oyj (Series A)	9,112,176
430,099		Fortum Oyj	11,849,343
258,498		Kesko Oyj (B Shares)	11,079,728
331,734		Kone Oyj (Class B)	27,476,395
404,571		Neste Oil Oyj	24,869,291
5,162,398	*	Nokia Oyj (Turquoise)	31,719,525
3,108,652	*	Nordea Bank Abp	36,403,584
100,536		Orion Oyj (Class B)	4,279,362
474,118		Sampo Oyj (A Shares)	22,818,633
549,974		Stora Enso Oyj (R Shares)	10,890,407
503,954		UPM-Kymmene Oyj	20,594,272
455,671		Wartsila Oyj (B Shares)	6,864,453
		TOTAL FINLAND	217,957,169

FRANCE - 10.4%
170,825	*	Accor S.A.	6,045,513
260,462	*	Adevinta ASA	5,008,005
28,494	*	Aeroports de Paris	3,453,943
451,455		Air Liquide	78,511,835
562,741	*	Airbus SE	77,190,415
264,662	*	Alstom RGPT	10,977,211
58,366	g	Amundi S.A.	5,390,298
58,359		Arkema	7,428,191
94,844		Atos Origin S.A.	4,535,695
1,855,366		AXA S.A.	48,048,458
284

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

39,653		BioMerieux	$4,728,079
1,080,128		BNP Paribas S.A.	65,865,267
845,012		Bollore	4,722,199
220,451		Bouygues S.A.	8,496,498
277,420		Bureau Veritas S.A.	9,161,444
153,504		Cap Gemini S.A.	33,180,300
583,471		Carrefour S.A.	10,837,547
172,745		CNP Assurances	2,936,351
485,735		Compagnie de Saint-Gobain	34,719,487
1,122,957		Credit Agricole S.A.	15,657,966
620,106		Danone	45,610,960
2,367		Dassault Aviation S.A.	2,818,272
627,725		Dassault Systemes SE	34,626,689
234,371		Edenred	13,616,002
78,534		Eiffage S.A.	8,006,121
442,040		Electricite de France	5,366,163
1,747,677		Engie S.A.	23,305,806
272,062		Essilor International S.A.	51,360,649
36,510		Eurazeo	3,536,407
113,858		Faurecia	5,081,767
49,193		Fonciere Des Regions	4,621,261
44,260		Gecina S.A.	7,019,239
420,943		Getlink S.E.	6,742,911
30,176		Hermes International	46,132,341
14,279		Iliad S.A.	3,077,195
36,467		Ipsen	3,896,880
71,786		Kering	64,402,001
204,431		Klepierre	4,949,670
91,013	g	La Francaise des Jeux SAEM	4,865,715
253,785		Legrand S.A.	28,600,519
242,599		L’Oreal S.A.	110,987,469
265,327		LVMH Moet Hennessy Louis Vuitton S.A.	212,438,573
162,471		Michelin (C.G.D.E.) (Class B)	26,538,387
1,911,270		Orange S. A.	21,270,777
49,382		Orpea	6,270,890
200,352		Pernod-Ricard S.A.	44,218,988
214,993		Publicis Groupe S.A.	13,572,641
21,912	*	Remy Cointreau S.A.	4,813,431
184,136	*	Renault S.A.	6,993,602
327,213		Safran S.A.	42,823,781
1,081,356		Sanofi-Aventis	111,458,830
26,820		Sartorius Stedim Biotech	15,310,027
150,074		SCOR SE	4,191,060
26,437		SEB S.A.	4,392,723
779,534		Societe Generale	22,829,199
84,772	*	Sodexho Alliance S.A.	7,223,036
331,007		Suez Environnement S.A.	7,721,267
55,842		Teleperformance	23,553,964
101,526		Thales S.A.	10,655,634
2,391,101		Total S.A.	104,268,047
88,529	*	Ubisoft Entertainment	5,612,189
2,290	*	Unibail-Rodamco-Westfield	190,618
118,475	*	Unibail-Rodamco-Westfield	9,861,361
218,062		Valeo S.A.	6,305,441
512,377		Veolia Environnement	16,804,647
508,940		Vinci S.A.	53,883,726
285

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

676,485		Vivendi Universal S.A.	$22,856,019
25,393		Wendel	3,564,285
226,915	*,g	Worldline S.A.	21,239,248
		TOTAL FRANCE	1,746,381,130

GERMANY - 8.9%
181,913		Adidas-Salomon AG.	66,025,937
394,955		Allianz AG.	98,171,336
955,261		Aroundtown S.A.	7,476,894
878,472		BASF SE	69,028,941
938,312		Bayer AG.	55,903,683
316,777		Bayerische Motoren Werke AG.	31,497,537
53,810		Bayerische Motoren Werke AG. (Preference)	4,618,725
26,307		Bechtle AG.	5,431,940
98,782		Beiersdorf AG.	11,732,700
145,960		Brenntag AG.	14,578,384
37,972		Carl Zeiss Meditec AG.	8,456,843
962,189	*	Commerzbank AG.	6,196,441
105,232	*	Continental AG.	14,295,250
183,658	g	Covestro AG.	11,831,466
820,688		Daimler AG. (Registered)	73,237,722
509,500		Deutsche Annington Immobilien SE	33,921,958
1,980,897	*	Deutsche Bank AG. (Registered)	24,971,693
181,672		Deutsche Boerse AG.	30,314,504
287,227	*,e	Deutsche Lufthansa AG.	3,244,048
947,375		Deutsche Post AG.	64,204,705
3,176,565		Deutsche Telekom AG.	65,926,898
323,507		Deutsche Wohnen AG.	20,197,228
2,129,027		E.ON AG.	26,173,205
196,841		Evonik Industries AG.	6,844,183
194,896		Fresenius Medical Care AG.	15,361,935
399,609		Fresenius SE	21,003,433
65,050		Fuchs Petrolub AG. (Preference)	3,241,344
146,567		GEA Group AG.	6,498,831
57,397		Hannover Rueckversicherung AG.	9,647,481
143,107		HeidelbergCement AG.	12,681,813
157,018	*	HelloFresh SE	14,718,769
102,373		Henkel KGaA	9,308,258
167,869		Henkel KGaA (Preference)	17,019,329
1,249,853		Infineon Technologies AG.	47,762,045
68,953		KION Group AG.	7,322,392
71,258		Knorr-Bremse AG.	8,069,231
78,315		Lanxess AG.	5,671,845
68,317		LEG Immobilien AG.	10,797,276
123,571		Merck KGaA	25,295,475
50,501		MTU Aero Engines Holding AG.	12,632,184
133,821		Muenchener Rueckver AG.	36,108,110
55,157		Nemetschek AG.	4,867,484
146,531		Porsche AG.	15,859,219
100,312		Puma AG. Rudolf Dassler Sport	12,305,212
4,933		Rational AG.	5,371,654
608,862		RWE AG.	21,648,493
997,526		SAP AG.	143,156,188
24,915		Sartorius AG.	15,071,399
84,841	g	Scout24 AG.	7,265,290
731,187		Siemens AG.	114,089,309
286

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

379,467	*	Siemens Energy AG.	$10,323,337
262,017	g	Siemens Healthineers AG.	17,298,705
127,033		Symrise AG.	18,730,875
158,288	*,g	TeamViewer AG.	5,321,879
962,600		Telefonica Deutschland Holding AG.	2,594,742
86,973		Uniper SE	3,395,682
102,839		United Internet AG.	4,256,230
31,991		Volkswagen AG.	10,617,369
177,670		Volkswagen AG. (Preference)	43,275,166
207,408	*,g	Zalando SE	23,045,581
		TOTAL GERMANY	1,495,915,786

HONG KONG - 2.6%
11,550,147		AIA Group Ltd	138,206,294
1,203,179		Bank of East Asia Ltd	1,982,392
1,904,789		CK Asset Holdings Ltd	12,959,603
620,544		CK Infrastructure Holdings Ltd	3,746,151
1,587,882		CLP Holdings Ltd	16,373,318
1,912,237		Hang Lung Properties Ltd	4,949,612
745,410		Hang Seng Bank Ltd	14,275,682
1,369,728		Henderson Land Development Co Ltd	6,119,805
3,339,111		HK Electric Investments & HK Electric Investments Ltd	3,386,531
3,608,835		HKT Trust and HKT Ltd	4,905,412
11,200,292		Hong Kong & China Gas Ltd	18,215,458
1,368,427		Hong Kong Electric Holdings Ltd	8,847,142
1,148,664		Hong Kong Exchanges and Clearing Ltd	73,410,754
1,116,970		Hongkong Land Holdings Ltd	5,067,666
206,477		Jardine Matheson Holdings Ltd	12,284,480
2,004,302		Link REIT	19,153,808
212,934	*	Melco Crown Entertainment Ltd (ADR)	2,964,041
1,543,188		MTR Corp	9,149,021
1,465,588		New World Development Co Ltd	6,948,001
3,150,833		Sino Land Co	4,828,234
1,247,971		Sun Hung Kai Properties Ltd	17,852,676
471,612		Swire Pacific Ltd (Class A)	2,929,574
1,094,434		Swire Properties Ltd	3,112,741
1,316,160		Techtronic Industries Co	23,470,136
9,083,007	e,g	WH Group Ltd	7,525,879
1,585,426		Wharf Real Estate Investment Co Ltd	8,954,295
1,719,770		Xinyi Glass Holdings Co Ltd	6,427,400
		TOTAL HONG KONG	438,046,106

IRELAND - 0.7%
754,617		CRH plc	37,715,046
159,305	*	Flutter Entertainment PLC	27,157,321
153,976		Kerry Group plc (Class A)	22,831,744
148,345		Kingspan Group plc	16,131,604
240,018		Smurfit Kappa Group plc	13,540,369
		TOTAL IRELAND	117,376,084

ISRAEL - 0.6%
39,312		Azrieli Group	3,130,985
1,081,166	*	Bank Hapoalim Ltd	8,603,838
1,375,616	*	Bank Leumi Le-Israel	10,511,338
110,606	*	Check Point Software Technologies	14,058,023
25,257		Elbit Systems Ltd	3,325,976
287

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

731,792		Israel Chemicals Ltd	$5,332,638
1,105,117	*	Israel Discount Bank Ltd	5,176,922
134,703	*	Mizrahi Tefahot Bank Ltd	4,082,255
60,081	*	Nice Systems Ltd	16,719,523
1,058,810	*	Teva Pharmaceutical Industries Ltd (ADR)	10,217,516
53,073	*	Wix.com Ltd	15,849,721
		TOTAL ISRAEL	97,008,735

ITALY - 2.0%
120,038		Amplifon S.p.A.	5,928,015
1,054,928		Assicurazioni Generali S.p.A.	21,033,294
469,082	*	Autostrade S.p.A.	8,508,431
528,951		Davide Campari-Milano NV	7,436,276
24,055		DiaSorin S.p.A.	4,882,071
7,753,710		Enel S.p.A.	71,454,526
2,414,407		ENI S.p.A.	28,551,840
122,417		Ferrari NV	26,679,315
581,899	*	FinecoBank Banca Fineco S.p.A	10,419,728
323,840	g	Infrastrutture Wireless Italiane S.p.A	3,658,153
15,799,734		Intesa Sanpaolo S.p.A.	43,647,493
605,648	*	Mediobanca S.p.A.	7,088,757
184,589		Moncler S.p.A	12,678,068
415,885	*,g	Nexi S.p.A	8,910,452
499,342	g	Poste Italiane S.p.A	6,607,532
243,526		Prysmian S.p.A.	8,731,228
104,903		Recordati S.p.A.	6,488,423
1,888,525		Snam Rete Gas S.p.A.	11,423,364
5,770,508		Telecom Italia RSP	2,690,373
9,472,192		Telecom Italia S.p.A.	4,147,978
1,322,596		Terna Rete Elettrica Nazionale S.p.A.	10,496,640
2,027,674		UniCredit S.p.A.	24,253,746
		TOTAL ITALY	335,715,703

JAPAN - 22.3%
30,331		ABC-Mart, Inc	1,672,341
359,042		Acom Co Ltd	1,473,667
189,477		Advantest Corp	16,727,210
619,477		Aeon Co Ltd	16,951,876
140,042		Aisin Seiki Co Ltd	5,669,447
440,522		Ajinomoto Co, Inc	11,223,134
146,959	*	All Nippon Airways Co Ltd	3,443,716
431,959		Asahi Breweries Ltd	19,435,791
182,908		Asahi Glass Co Ltd	7,821,719
206,052		Asahi Intecc Co Ltd	5,583,410
1,185,539		Asahi Kasei Corp	12,928,204
1,789,903		Astellas Pharma, Inc	28,508,452
122,358		Azbil Corp	4,771,731
189,298		Bandai Namco Holdings Inc	12,248,363
542,787		Bridgestone Corp	23,912,405
233,251		Brother Industries Ltd	4,746,874
955,998	e	Canon, Inc	22,014,779
166,314		Capcom Co Ltd	4,572,943
181,806	*	Casio Computer Co Ltd	2,963,258
136,928		Central Japan Railway Co	19,918,185
501,912		Chiba Bank Ltd	2,855,216
661,617		Chubu Electric Power Co, Inc	7,939,780
288

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

647,127		Chugai Pharmaceutical Co Ltd	$23,846,958
990,311		Concordia Financial Group Ltd	3,545,102
18,970		Cosmos Pharmaceutical Corp	3,220,205
387,176		CyberAgent, Inc	6,968,565
232,375		Dai Nippon Printing Co Ltd	5,475,994
96,334		Daifuku Co Ltd	8,632,418
968,666		Dai-ichi Mutual Life Insurance Co	17,828,333
1,625,842		Daiichi Sankyo Co Ltd	32,198,648
237,211		Daikin Industries Ltd	49,537,402
61,683		Daito Trust Construction Co Ltd	7,247,129
541,863		Daiwa House Industry Co Ltd	16,613,632
1,862		Daiwa House REIT Investment Corp	5,543,726
1,361,191		Daiwa Securities Group, Inc	7,157,610
414,278		Denso Corp	28,461,369
204,810		Dentsu, Inc	7,117,961
27,409		Disco Corp	7,826,823
402,684		Don Quijote Co Ltd	8,405,640
287,965		East Japan Railway Co	19,184,910
225,545		Eisai Co Ltd	18,551,701
2,905,859		ENEOS Holdings, Inc	12,206,333
182,898	*	Fanuc Ltd	40,963,215
55,781		Fast Retailing Co Ltd	37,830,838
121,543	*	Fuji Electric Holdings Co Ltd	5,319,130
590,064		Fuji Heavy Industries Ltd	11,592,967
347,473		Fujifilm Holdings Corp	24,935,639
188,415		Fujitsu Ltd	32,055,120
3,880		GLP J-Reit	6,949,729
38,715		GMO Payment Gateway, Inc	4,976,713
218,511		Hakuhodo DY Holdings, Inc	3,323,665
139,887		Hamamatsu Photonics KK	7,777,794
215,303		Hankyu Hanshin Holdings, Inc	6,366,672
46,025		Harmonic Drive Systems, Inc	2,545,965
20,009		Hikari Tsushin, Inc	3,464,172
274,780		Hino Motors Ltd	2,408,911
30,570		Hirose Electric Co Ltd	4,579,587
48,776		Hisamitsu Pharmaceutical Co, Inc	2,136,407
101,863	*	Hitachi Construction Machinery Co Ltd	2,878,187
924,300	*	Hitachi Ltd	53,164,978
209,500	*	Hitachi Metals Ltd	4,091,329
1,558,496		Honda Motor Co Ltd	50,055,564
54,225		Hoshizaki Electric Co Ltd	4,553,430
358,194	*	Hoya Corp	50,566,071
286,885		Hulic Co Ltd	3,263,816
101,686		Ibiden Co Ltd	5,386,834
206,973		Idemitsu Kosan Co Ltd	4,872,115
136,473		Iida Group Holdings Co Ltd	3,293,189
981,192		Inpex Holdings, Inc	6,959,162
531,324		Isuzu Motors Ltd	7,087,694
49,719		Ito En Ltd	2,933,614
1,129,982		Itochu Corp	33,446,601
91,171		Itochu Techno-Science Corp	2,796,725
136,276	*	Japan Airlines Co Ltd	2,841,000
379,915		Japan Post Bank Co Ltd	3,224,607
1,493,218		Japan Post Holdings Co Ltd	12,675,086
210,663		Japan Post Insurance Co Ltd	3,734,746
1,245		Japan Real Estate Investment Corp	7,819,156
289

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

6,779		Japan Retail Fund Investment Corp	$7,101,243
1,148,391		Japan Tobacco, Inc	22,439,898
470,449		JFE Holdings, Inc	5,720,541
192,380		JSR Corp	6,448,575
421,948		Kajima Corp	5,431,647
128,974		Kakaku.com, Inc	3,519,592
664,619		Kansai Electric Power Co, Inc	6,269,265
167,382		Kansai Paint Co Ltd	4,110,803
463,478		Kao Corp	27,906,622
1,541,923		KDDI Corp	47,157,559
97,436		Keio Corp	5,457,797
122,368		Keisei Electric Railway Co Ltd	3,644,433
186,986		Keyence Corp	104,151,668
137,365		Kikkoman Corp	8,411,809
171,160	*	Kintetsu Corp	5,783,659
776,527	e	Kirin Brewery Co Ltd	14,203,299
52,379		Kobayashi Pharmaceutical Co Ltd	4,178,009
136,711		Kobe Bussan Co Ltd	4,603,109
56,742		Koei Tecmo Holdings Co Ltd	2,665,930
98,709	*	Koito Manufacturing Co Ltd	6,041,045
837,205		Komatsu Ltd	20,979,543
87,477		Konami Corp	4,844,961
31,685		Kose Corp	5,006,573
982,454		Kubota Corp	20,544,546
94,958		Kurita Water Industries Ltd	4,611,972
303,336		Kyocera Corp	18,743,699
256,512		Kyowa Hakko Kogyo Co Ltd	8,349,757
72,044		Lasertec Corp	13,524,933
47,268		Lawson, Inc	2,375,694
238,224		Lion Corp	4,123,462
250,852		LIXIL Group Corp	6,845,769
423,692		M3, Inc	27,712,286
211,669		Makita Corp	11,006,565
1,486,973		Marubeni Corp	12,656,237
557,506	*	Mazda Motor Corp	5,499,742
84,615		McDonald’s Holdings Co Japan Ltd	3,813,249
170,227		Mediceo Paltac Holdings Co Ltd	3,205,919
123,526		MEIJI Holdings Co Ltd	7,646,351
97,108	*,e	Mercari, Inc	5,082,708
344,691		Minebea Co Ltd	9,306,968
278,443		MISUMI Group, Inc	9,705,172
1,215,641		Mitsubishi Chemical Holdings Corp	10,200,327
1,200,462		Mitsubishi Corp	33,671,474
1,753,334		Mitsubishi Electric Corp	23,787,902
1,117,206		Mitsubishi Estate Co Ltd	17,525,518
150,623		Mitsubishi Gas Chemical Co, Inc	3,137,611
309,889		Mitsubishi Heavy Industries Ltd	8,953,690
11,696,388		Mitsubishi UFJ Financial Group, Inc	61,788,241
632,833		Mitsubishi UFJ Lease & Finance Co Ltd	3,451,677
1,477,954		Mitsui & Co Ltd	33,922,602
174,060		Mitsui Chemicals, Inc	5,550,584
876,991		Mitsui Fudosan Co Ltd	20,510,414
88,333		Miura Co Ltd	3,900,674
2,301,888		Mizuho Financial Group, Inc	32,893,081
239,196		MonotaRO Co Ltd	5,502,163
419,923		MS&AD Insurance Group Holdings Inc	12,980,260
290

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

548,932		Murata Manufacturing Co Ltd	$45,553,520
107,804		Nabtesco Corp	4,083,231
233,439		NEC Corp	11,839,330
461,883		Nexon Co Ltd	9,503,756
245,089		NGK Insulators Ltd	3,925,065
426,435		Nidec Corp	47,864,555
285,488		Nihon M&A Center, Inc	7,950,558
107,413		Nintendo Co Ltd	55,221,338
1,405		Nippon Building Fund, Inc	9,080,021
73,987		Nippon Express Co Ltd	5,404,731
77,499		Nippon Meat Packers, Inc	3,125,854
693,285		Nippon Paint Co Ltd	8,849,218
2,007		Nippon ProLogis REIT, Inc	6,702,502
49,873		Nippon Shinyaku Co Ltd	3,752,018
813,038		Nippon Steel Corp	14,104,012
1,224,736		Nippon Telegraph & Telephone Corp	31,363,179
158,472		Nippon Yusen Kabushiki Kaisha	8,562,560
116,625		Nissan Chemical Industries Ltd	5,716,218
2,216,364	*	Nissan Motor Co Ltd	12,863,416
183,620		Nisshin Seifun Group, Inc	2,960,430
63,465		Nissin Food Products Co Ltd	4,516,191
78,976		Nitori Co Ltd	15,011,444
149,641		Nitto Denko Corp	11,118,090
2,978,650	*	Nomura Holdings, Inc	14,915,834
111,062		Nomura Real Estate Holdings, Inc	2,753,943
4,095		Nomura Real Estate Master Fund, Inc	6,506,852
335,037		Nomura Research Institute Ltd	10,781,436
368,817		NSK Ltd	3,043,796
599,477		NTT Data Corp	9,285,618
610,376		Obayashi Corp	4,991,199
67,750		Obic Co Ltd	11,907,291
279,060		Odakyu Electric Railway Co Ltd	6,660,082
815,627		OJI Paper Co Ltd	4,702,483
1,113,340		Olympus Corp	22,911,809
175,417		Omron Corp	15,011,314
348,270		Ono Pharmaceutical Co Ltd	7,950,361
36,731	*	Oracle Corp Japan	2,743,807
193,233		Oriental Land Co Ltd	26,472,989
1,161,191		ORIX Corp	20,315,497
2,469		Orix JREIT, Inc	4,711,057
354,906		Osaka Gas Co Ltd	6,630,606
483,453		Osaka Securities Exchange Co Ltd	10,996,142
108,401		Otsuka Corp	5,632,582
379,661		Otsuka Holdings KK	15,091,167
2,106,934		Panasonic Corp	25,441,360
89,030	*	PeptiDream, Inc	3,674,421
167,456		Persol Holdings Co Ltd	3,378,487
109,744	e	Pigeon Corp	3,159,883
85,048		Pola Orbis Holdings, Inc	2,033,020
829,699	*	Rakuten, Inc	9,130,052
1,294,348		Recruit Holdings Co Ltd	67,086,858
1,192,372	*	Renesas Electronics Corp	12,941,574
2,046,634		Resona Holdings, Inc	7,684,452
634,788		Ricoh Co Ltd	6,936,230
33,999		Rinnai Corp	3,158,490
83,044		Rohm Co Ltd	8,101,608
291

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

250,642		Ryohin Keikaku Co Ltd	$5,084,568
342,016		Santen Pharmaceutical Co Ltd	4,634,263
228,044	*	SBI Holdings, Inc	5,458,907
198,153		Secom Co Ltd	14,998,309
267,234		Seiko Epson Corp	4,598,006
363,018		Sekisui Chemical Co Ltd	6,264,040
580,311	e	Sekisui House Ltd	11,493,341
723,448		Seven & I Holdings Co Ltd	32,280,537
303,624		SG Holdings Co Ltd	8,164,154
201,332		Sharp Corp	3,092,351
225,146		Shimadzu Corp	9,080,246
71,678		Shimano, Inc	18,348,062
529,871		Shimizu Corp	3,902,258
338,046		Shin-Etsu Chemical Co Ltd	55,145,154
249,833		Shionogi & Co Ltd	13,157,376
378,838		Shiseido Co Ltd	25,319,894
460,019		Shizuoka Bank Ltd	3,322,101
55,651	*	SMC Corp	33,083,052
2,805,277		Softbank Corp	36,640,294
1,199,025		Softbank Group Corp	75,401,442
67,243		Sohgo Security Services Co Ltd	3,144,327
301,659		Sompo Holdings, Inc	12,471,207
1,204,732		Sony Corp	125,854,104
87,411		Square Enix Co Ltd	4,535,470
121,188		Stanley Electric Co Ltd	3,162,152
262,972		Sumco Corp	6,082,100
49,788		Sumisho Computer Systems Corp	3,000,719
1,414,519		Sumitomo Chemical Co Ltd	7,363,300
1,070,555		Sumitomo Corp	14,548,742
169,475		Sumitomo Dainippon Pharma Co Ltd	2,934,507
713,994		Sumitomo Electric Industries Ltd	10,143,509
235,042		Sumitomo Metal Mining Co Ltd	9,525,632
1,246,845		Sumitomo Mitsui Financial Group, Inc	42,029,969
318,402		Sumitomo Mitsui Trust Holdings, Inc	10,451,817
293,022		Sumitomo Realty & Development Co Ltd	9,550,529
129,891		Suntory Beverage & Food Ltd	4,554,294
351,193	*	Suzuki Motor Corp	14,288,461
161,203		Sysmex Corp	19,181,634
506,530		T&D Holdings, Inc	6,480,924
179,185		Taisei Corp	6,038,779
31,425		Taisho Pharmaceutical Holdings Co Ltd	1,759,895
143,472		Taiyo Nippon Sanso Corp	3,175,902
1,504,309		Takeda Pharmaceutical Co Ltd	50,073,204
122,765		TDK Corp	14,007,485
625,662		Terumo Corp	24,282,402
118,172		THK Co Ltd	3,385,536
213,829		TIS, Inc	5,545,923
177,023		Tobu Railway Co Ltd	4,603,302
113,397		Toho Co Ltd	4,936,685
70,071		Toho Gas Co Ltd	3,405,978
457,965		Tohoku Electric Power Co, Inc	3,469,649
603,946		Tokio Marine Holdings, Inc	28,784,709
42,033		Tokyo Century Corp	2,313,203
1,489,146	*	Tokyo Electric Power Co, Inc	3,968,864
142,953		Tokyo Electron Ltd	58,957,451
373,129		Tokyo Gas Co Ltd	7,062,852
292

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

468,758		Tokyu Corp	$6,282,622
251,328		Toppan Printing Co Ltd	4,263,294
1,320,540		Toray Industries, Inc	8,694,679
389,511		Toshiba Corp	16,765,126
244,939		Tosoh Corp	4,298,450
133,597		Toto Ltd	6,927,026
84,514		Toyo Suisan Kaisha Ltd	3,226,518
138,267		Toyota Industries Corp	11,598,534
2,026,210	*	Toyota Motor Corp	181,903,967
201,741		Toyota Tsusho Corp	9,525,174
126,466	*	Trend Micro, Inc	6,584,212
38,879		Tsuruha Holdings, Inc	4,590,244
388,116		Uni-Charm Corp	15,577,940
2,919		United Urban Investment Corp	4,293,787
204,261		USS Co Ltd	3,555,762
89,215		Welcia Holdings Co Ltd	3,036,851
154,906		West Japan Railway Co	8,416,417
130,085		Yakult Honsha Co Ltd	7,687,365
697,165		Yamada Denki Co Ltd	3,293,721
126,516		Yamaha Corp	7,010,757
265,087		Yamaha Motor Co Ltd	6,637,961
276,106		Yamato Transport Co Ltd	7,957,409
228,569		Yaskawa Electric Corp	11,317,981
217,736		Yokogawa Electric Corp	3,349,690
2,551,636		Z Holdings Corp	12,771,394
118,604		ZOZO Inc	4,039,498
		TOTAL JAPAN	3,732,395,702

JORDAN - 0.0%
165,254		Hikma Pharmaceuticals plc	6,076,628
		TOTAL JORDAN	6,076,628

LUXEMBOURG - 0.2%
689,118		ArcelorMittal	24,067,737
129,027		Eurofins Scientific SE	15,433,217
		TOTAL LUXEMBOURG	39,500,954

MACAU - 0.2%
2,057,914	*	Galaxy Entertainment Group Ltd	13,946,561
2,298,022	*	Sands China Ltd	7,827,183
1,884,433	*	SJM Holdings Ltd	1,699,605
1,493,303	*	Wynn Macau Ltd	1,913,829
		TOTAL MACAU	25,387,178

NETHERLANDS - 5.2%
417,588	*,g	ABN AMRO Group NV (ADR)	4,867,664
18,109	*,g	Adyen NV	49,076,278
1,745,215		Aegon NV	7,430,425
182,356		Akzo Nobel NV	22,525,930
43,807	*	Argenx SE	13,370,860
45,318		ASM International NV	16,083,811
401,203		ASML Holding NV	306,673,056
163,419		DSM NV	32,942,218
105,588		EXOR NV	8,674,660
109,097		Heineken Holding NV	10,732,191
247,847		Heineken NV	28,862,210
293

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

3,747,732		ING Groep NV	$48,085,997
72,310		JDE Peet’s BV	2,434,371
994,059		Koninklijke Ahold Delhaize NV	30,900,161
3,196,257	e	Koninklijke KPN NV	10,488,106
869,240		Koninklijke Philips Electronics NV	40,080,166
72,524		Koninklijke Vopak NV	3,070,850
266,876		NN Group NV	13,268,103
465,130		Prosus NV	41,498,149
112,337		Randstad Holdings NV	8,150,115
3,919,123		Royal Dutch Shell plc (A Shares)	78,778,113
3,542,984		Royal Dutch Shell plc (B Shares)	70,006,428
252,944		Wolters Kluwer NV	28,836,462
		TOTAL NETHERLANDS	876,836,324

NEW ZEALAND - 0.3%
720,326	*,e	a2 Milk Co Ltd	3,131,880
1,184,583	*	Auckland International Airport Ltd	5,976,635
546,401		Fisher & Paykel Healthcare Corp	12,027,312
637,761		Mercury NZ Ltd	2,934,368
1,224,465		Meridian Energy Ltd	4,452,024
432,382		Ryman Healthcare Ltd	3,971,394
1,837,066		Telecom Corp of New Zealand Ltd	6,063,728
125,530	*	Xero Ltd	13,024,027
		TOTAL NEW ZEALAND	51,581,368

NORWAY - 0.5%
883,562	*	DNB Bank ASA	18,106,783
924,302	e	Equinor ASA	18,004,651
186,986		Gjensidige Forsikring BA	4,278,820
426,340		Mowi ASA	10,863,047
1,268,762		Norsk Hydro ASA	8,441,065
739,160		Orkla ASA	6,713,347
72,866		Schibsted ASA	3,862,152
93,806		Schibsted ASA (B Shares)	4,336,328
673,311		Telenor ASA	11,690,121
		TOTAL NORWAY	86,296,314

POLAND - 0.0%
190,123	*	InPost S.A.	3,727,934
		TOTAL POLAND	3,727,934

PORTUGAL - 0.1%
2,653,104		Energias de Portugal S.A.	13,761,570
473,081		Galp Energia SGPS S.A.	4,613,351
247,972		Jeronimo Martins SGPS S.A.	5,052,141
		TOTAL PORTUGAL	23,427,062

RUSSIA - 0.1%
189,600		Coca-Cola HBC AG.	7,159,840
476,050		Evraz plc	4,067,310
		TOTAL RUSSIA	11,227,150

SAUDI ARABIA - 0.1%
149,287	*,g	Delivery Hero AG.	22,317,294
		TOTAL SAUDI ARABIA	22,317,294
294

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.0%
3,069,506		Ascendas REIT	$7,063,676
2,498,601		CapitaLand Ltd	7,423,258
4,336,486		CapitaMall Trust	6,871,488
440,843		City Developments Ltd	2,223,833
1,730,670		DBS Group Holdings Ltd	38,726,071
5,674,939		Genting Singapore Ltd	3,386,229
1,385,681		Keppel Corp Ltd	5,602,012
1,994,201		Mapletree Commercial Trust	3,174,900
2,864,795		Mapletree Logistics Trust	4,460,397
3,216,731		Oversea-Chinese Banking Corp	29,102,516
1,304,522	*	Singapore Airlines Ltd	4,890,672
796,647		Singapore Exchange Ltd	6,970,647
1,622,577		Singapore Technologies Engineering Ltd	4,791,760
7,778,802	*	Singapore Telecommunications Ltd	13,037,948
1,126,738		United Overseas Bank Ltd	21,783,880
426,791		UOL Group Ltd	2,293,818
262,478		Venture Corp Ltd	3,681,739
		TOTAL SINGAPORE	165,484,844

SOUTH AFRICA - 0.3%
1,241,370		Anglo American plc	55,010,023
		TOTAL SOUTH AFRICA	55,010,023

SPAIN - 2.4%
247,763		ACS Actividades de Construccion y Servicios S.A.	6,516,996
71,300	*,g	Aena S.A.	11,354,292
431,076	*	Amadeus IT Holding S.A.	28,270,299
6,391,493		Banco Bilbao Vizcaya Argentaria S.A.	40,915,001
16,595,372		Banco Santander S.A.	60,791,380
4,258,600		CaixaBank S.A.	12,647,652
490,139	g	Cellnex Telecom SAU	31,965,200
273,952		EDP Renovaveis S.A.	6,434,513
237,730		Enagas	5,460,067
305,915		Endesa S.A.	7,430,862
456,685		Ferrovial S.A.	13,552,199
291,139	e	Grifols S.A.	7,404,193
5,628,555		Iberdrola S.A.	67,740,126
1,039,470		Industria De Diseno Textil S.A.	35,255,042
280,841	e	Naturgy Energy Group S.A.	7,248,511
411,689		Red Electrica Corp S.A.	8,155,046
1,427,849		Repsol YPF S.A.	15,639,103
229,681	*	Siemens Gamesa Renewable Energy	6,405,539
4,964,611		Telefonica S.A.	22,712,330
		TOTAL SPAIN	395,898,351

SWEDEN - 3.6%
297,905		Alfa Laval AB	12,440,781
957,866		Assa Abloy AB	30,724,773
642,723		Atlas Copco AB (A Shares)	43,528,420
368,608		Atlas Copco AB (B Shares)	20,958,438
269,666		Boliden AB	10,509,413
212,187		Electrolux AB (Series B)	5,572,741
243,793	*	Embracer Group AB	6,309,726
623,760		Epiroc AB	14,530,256
295

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

370,191		Epiroc AB	$7,437,679
230,412		EQT AB	11,106,347
2,798,223		Ericsson (LM) (B Shares)	32,275,193
589,225		Essity AB	19,278,099
162,673	g	Evolution Gaming Group AB	28,305,137
100,464	*	Fastighets AB Balder	6,932,872
702,803		Hennes & Mauritz AB (B Shares)	14,693,303
1,864,793		Hexagon AB	30,869,035
394,666		Husqvarna AB (B Shares)	5,522,810
99,487		ICA Gruppen AB	4,917,490
100,587		Industrivarden AB	4,013,407
152,757		Industrivarden AB	5,847,532
138,349		Investment AB Latour	5,406,953
1,741,440	*	Investor AB	43,125,927
233,432		Kinnevik AB	10,176,655
72,762		Lundbergs AB (B Shares)	5,192,147
191,200		Lundin Petroleum AB	5,960,537
1,355,174		Nibe Industrier AB	16,194,303
1,077,270		Sandvik AB	28,091,210
292,625		Securitas AB (B Shares)	5,159,982
479,212	*,g	Sinch AB	9,663,658
1,556,967		Skandinaviska Enskilda Banken AB (Class A)	21,057,884
320,906		Skanska AB (B Shares)	9,059,065
361,175		SKF AB (B Shares)	9,609,657
573,430		Svenska Cellulosa AB (B Shares)	10,665,878
1,386,610		Svenska Handelsbanken AB	15,626,128
867,804		Swedbank AB (A Shares)	16,899,284
1,575,349		Swedish Match AB	14,107,198
477,258		Tele2 AB (B Shares)	7,010,447
2,526,842		TeliaSonera AB	11,083,505
190,361		Volvo AB (A Shares)	4,628,515
1,368,646		Volvo AB (B Shares)	32,275,079
		TOTAL SWEDEN	596,767,464

SWITZERLAND - 9.8%
1,661,388		ABB Ltd	60,737,607
148,924		Adecco S.A.	8,918,484
475,045		Alcon, Inc	34,582,826
44,103		Baloise Holding AG.	6,953,742
28,811		Banque Cantonale Vaudoise	2,572,014
3,377		Barry Callebaut AG.	8,559,466
499,504		Cie Financiere Richemont S.A.	63,921,121
212,947		Clariant AG.	4,430,041
2,340,445		Credit Suisse Group	23,496,425
6,671	e	EMS-Chemie Holding AG.	7,395,201
35,689		Geberit AG.	29,303,442
8,769		Givaudan S.A.	43,768,207
504,805		Holcim Ltd	29,592,247
212,316		Julius Baer Group Ltd	14,013,271
52,319		Kuehne & Nagel International AG.	17,648,926
977		Lindt & Spruengli AG.	10,947,232
103		Lindt & Spruengli AG. (Registered)	11,939,063
164,560		Logitech International S.A.	18,080,106
71,178		Lonza Group AG.	55,420,995
2,750,590		Nestle S.A.	348,306,257
2,121,844		Novartis AG.	196,224,701
296

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

21,704		Partners Group	$37,078,328
31,241		Roche Holding AG.	13,409,439
671,846		Roche Holding AG.	259,542,221
38,530		Schindler Holding AG.	12,473,525
19,028		Schindler Holding AG. (Registered)	5,929,156
5,711		SGS S.A.	18,484,645
135,526		Sika AG.	47,741,799
52,435		Sonova Holdings AG	20,587,810
654,526		STMicroelectronics NV	26,936,198
9,831		Straumann Holding AG.	18,226,853
27,632		Swatch Group AG.	9,217,561
52,219		Swatch Group AG. (Registered)	3,391,297
30,997		Swiss Life Holding	15,988,339
72,308		Swiss Prime Site AG.	7,699,563
26,174		Swisscom AG.	15,730,619
63,446		Temenos Group AG.	10,078,298
3,512,234		UBS Group AG	57,866,778
46,971		Vifor Pharma AG.	6,568,977
144,193		Zurich Insurance Group AG	58,134,972
		TOTAL SWITZERLAND	1,641,897,752

TAIWAN - 0.0%
13,100	*	Sea Ltd (ADR)	3,617,696
		TOTAL TAIWAN	3,617,696

UNITED ARAB EMIRATES - 0.0%
121,704	*,†	NMC Health plc	1,692
		TOTAL UNITED ARAB EMIRATES	1,692

UNITED KINGDOM - 11.7%
925,690		3i Group plc	16,452,471
190,121		Admiral Group plc	8,981,036
427,916		Ashtead Group plc	32,020,713
337,982		Associated British Foods plc	9,398,223
1,479,801		AstraZeneca plc	170,043,744
928,155	*,g	Auto Trader Group plc	8,409,232
110,457		Aveva Group plc	6,026,767
3,771,814		Aviva plc	20,257,048
3,038,739		BAE Systems plc	24,363,217
16,677,151		Barclays plc	40,343,358
968,431		Barratt Developments plc	9,464,148
118,645		Berkeley Group Holdings plc	7,988,126
19,445,902		BP plc	78,056,339
2,083,090		British American Tobacco plc	77,475,098
840,777		British Land Co plc	5,952,645
8,529,553	*	BT Group plc	20,545,436
318,719		Bunzl plc	11,807,657
383,298		Burberry Group plc	10,994,331
2,589,239		CK Hutchison Holdings Ltd	18,917,759
984,918		CNH Industrial NV	16,445,731
197,410		Coca-Cola European Partners plc (Class A)	12,251,265
1,705,336	*	Compass Group plc	36,033,550
137,456		Croda International plc	16,090,771
93,427		DCC plc	7,822,021
2,251,664		Diageo plc	111,651,589
1,392,832		Direct Line Insurance Group plc	5,757,588
297

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

561,989	*	Entain PLC	$14,171,277
876,890		Experian Group Ltd	38,605,787
4,782,712		GlaxoSmithKline plc	94,429,058
374,931		Halma plc	15,050,099
338,182		Hargreaves Lansdown plc	7,670,224
19,456,126		HSBC Holdings plc	107,401,589
904,822		Imperial Tobacco Group plc	19,372,511
1,446,257	*	Informa plc	9,937,692
176,630	*	InterContinental Hotels Group plc	11,665,286
152,842		Intertek Group plc	10,950,509
1,697,123		J Sainsbury plc	6,682,979
507,243		JD Sports Fashion plc	6,320,344
184,860		Johnson Matthey plc	7,641,057
170,519	*,g	Just Eat Takeaway.com NV	15,142,203
1,997,269		Kingfisher plc	10,258,827
666,906		Land Securities Group plc	6,563,940
5,740,777		Legal & General Group plc	20,795,778
67,807,606		Lloyds TSB Group plc	42,872,506
312,373		London Stock Exchange Group plc	32,571,537
2,530,331		M&G plc	7,923,076
4,713,825		Melrose Industries plc	10,475,396
3,373,982		National Grid plc	43,140,127
4,636,293		Natwest Group plc	13,012,759
127,653	*	Next plc	13,983,562
462,355	*	Ocado Ltd	11,913,743
718,740		Pearson plc	8,661,152
306,819		Persimmon plc	12,376,346
610,645		Phoenix Group Holdings plc	5,754,617
2,492,338		Prudential plc	46,803,185
681,240		Reckitt Benckiser Group plc	52,114,637
1,845,359		RELX plc	54,243,011
1,763,205		Rentokil Initial plc	13,889,619
8,107,840	*	Rolls-Royce Group plc	11,197,901
1,043,348		Sage Group plc	10,169,919
116,279		Schroders plc	5,905,129
984,714	e	Scottish & Southern Energy plc	19,743,008
1,126,582		Segro plc	19,044,011
225,442		Severn Trent plc	8,763,284
828,816		Smith & Nephew plc	16,913,464
375,740		Smiths Group plc	8,118,378
72,210		Spirax-Sarco Engineering plc	15,044,860
512,899		St. James’s Place plc	11,300,182
2,570,780		Standard Chartered plc	15,411,326
2,086,632		Standard Life Aberdeen plc	8,231,625
3,543,989		Taylor Wimpey plc	8,102,503
7,321,715		Tesco plc	23,703,338
2,517,448		Unilever plc	144,883,093
641,653		United Utilities Group plc	9,553,885
25,580,890		Vodafone Group plc	41,132,834
195,971	*	Whitbread plc	8,282,862
2,295,686		WM Morrison Supermarkets plc	8,539,131
1,162,216		WPP plc	15,030,976
		TOTAL UNITED KINGDOM	1,965,016,005
298

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY			VALUE

UNITED STATES - 1.3%
36,457	*	CyberArk Software Ltd			$5,177,988
214,656		Ferguson plc			30,092,431
421,363		James Hardie Industries NV			14,216,173
224,064	*	QIAGEN NV			12,008,285
514,889		Schneider Electric S.A.			86,237,893
1,943,850		Stellantis NV			37,276,264
290,258		Swiss Re Ltd			26,314,938
450,210		Tenaris S.A.			4,587,164
		TOTAL UNITED STATES			215,911,136

		TOTAL COMMON STOCKS			16,365,632,976
		(Cost $11,992,193,468)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 1.3%
$12,710,000		Federal Home Loan Bank (FHLB)	0.000%	08/04/21	12,709,979
11,390,000		FHLB	0.000	08/06/21	11,389,962
48,895,000		FHLB	0.000	08/13/21	48,894,552
10,000,000		FHLB	0.000	08/18/21	9,999,867
53,006,000		FHLB	0.000	08/25/21	53,004,984
13,035,000		FHLB	0.000	09/03/21	13,034,537
30,000,000		FHLB	0.000	09/15/21	29,998,533
5,400,000		FHLB	0.000	09/29/21	5,399,652
20,000,000		FHLB	0.000	10/20/21	19,998,245
6,000,000		Tennessee Valley Authority (TVA)	0.000	09/08/21	5,999,733
		TOTAL GOVERNMENT AGENCY DEBT			210,430,044

TREASURY DEBT - 0.4%
2,600,000		United States Treasury Bill	0.000	08/03/21	2,599,999
50,202,000		United States Treasury Bill	0.000	08/05/21	50,201,875
12,329,000		United States Treasury Bill	0.000	08/12/21	12,328,880
		TOTAL TREASURY DEBT			65,130,754

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
36,446,658	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.050		36,446,658
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			36,446,658

		TOTAL SHORT-TERM INVESTMENTS			312,007,456
		(Cost $312,007,149)
		TOTAL INVESTMENTS - 99.5%			16,677,640,432
		(Cost $12,304,200,617)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			88,036,236
		NET ASSETS - 100.0%			$16,765,676,668

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust
299

TIAA-CREF FUNDS – International Equity Index Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $74,270,897.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $342,143,920 or 2.0% of net assets.

Futures contracts outstanding as of July 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	2,868	09/17/21	$330,952,400	$332,601,960	$1,649,560
300

TIAA-CREF FUNDS – Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.2%

MEXICO - 1.2%
$4,075,000	†,h,i	Grupo Aeromexico SAB de C.V.	LIBOR 1 M + 8.000%	9.000%	08/19/22	$4,100,469
3,002,188	†,i	Grupo Aeromexico SAB de C.V.	LIBOR 1 M + 12.500%	13.500	08/19/22	3,069,736
		TOTAL MEXICO				7,170,205

		TOTAL BANK LOAN OBLIGATIONS				7,170,205
		(Cost $7,034,671)

BONDS - 94.6%

CORPORATE BONDS - 45.8%

ARGENTINA - 0.5%
2,020,000	g	AES Argentina Generacion S.A.		7.750	02/02/24	1,727,100
1,950,000	g	YPF S.A.		6.950	07/21/27	1,360,515
		TOTAL ARGENTINA				3,087,615

BRAZIL - 4.8%
3,750,000	g	Banco BTG Pactual S.A.		2.750	01/11/26	3,649,125
1,775,000	g	BRF S.A.		4.875	01/24/30	1,839,308
2,000,000	g	Cosan Ltd		5.500	09/20/29	2,155,020
1,425,000	g	Embraer Netherlands Finance BV		6.950	01/17/28	1,607,414
2,250,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	2,227,522
2,750,000	g	Itau Unibanco Holding S.A.		4.625	N/A‡	2,629,028
2,250,000	e,g	JSM Global Sarl		4.750	10/20/30	2,334,397
1,750,000	g	Natura Cosmeticos S.A.		4.125	05/03/28	1,798,125
379,076	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	370,550
4,141,245	†,g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	1,009,387
527,012	†,g	Odebrecht Oil & Gas Finance Ltd		0.000	N/A‡	5,275
714,000	o	Oi S.A.		10.000	07/27/25	705,432
2,000,000		Petrobras Global Finance BV		6.900	03/19/49	2,344,300
600,000		Petrobras Global Finance BV		5.500	06/10/51	590,250
1,887,800	g	Rio Oil Finance Trust		8.200	04/06/28	2,175,708
1,525,000	e,g	Suzano Austria GmbH		7.000	03/16/47	2,037,797
1,275,000	g	Tupy Overseas S.A.		4.500	02/16/31	1,271,641
		TOTAL BRAZIL				28,750,279

CHILE - 2.6%
2,325,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	2,720,273
2,000,000	g	Corp Nacional del Cobre de Chile		3.000	09/30/29	2,077,967
2,150,000	g	Corp Nacional del Cobre de Chile		4.375	02/05/49	2,519,499
1,675,000	g	Corp Nacional del Cobre de Chile		3.150	01/15/51	1,607,263
2,075,000	g	Embotelladora Andina S.A.		3.950	01/21/50	2,234,630
2,000,000	g	Empresa de los Ferrocarriles del Estado		3.068	08/18/50	1,756,980
301

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,250,000	g	Empresa de Transporte de Pasajeros Metro S.A.	3.650%	05/07/30	$2,462,329
		TOTAL CHILE			15,378,941

CHINA - 2.6%
3,100,000		China Evergrande Group	8.250	03/23/22	1,674,810
2,300,000		Country Garden Holdings Co Ltd	4.750	07/25/22	2,330,903
1,000,000		Dalian Deta Holding Co Ltd	5.950	07/29/22	886,274
2,500,000	g	ENN Clean Energy International Investment Ltd	3.375	05/12/26	2,550,367
1,000,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	1,007,935
2,050,000	e,g	Lenovo Group Ltd	3.421	11/02/30	2,155,144
2,600,000		Shimao Group Holdings Ltd	5.200	01/30/25	2,618,200
3,000,000		Sunac China Holdings Ltd	5.950	04/26/24	2,719,458
		TOTAL CHINA			15,943,091

COLOMBIA - 1.6%
1,675,000		Bancolombia S.A.	4.625	12/18/29	1,689,237
2,000,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	1,963,940
1,000,000	g	Empresas Publicas de Medellin ESP	4.375	02/15/31	980,010
2,075,000	g	Grupo Aval Ltd	4.375	02/04/30	2,051,086
725,000	g	Millicom International Cellular S.A.	4.500	04/27/31	754,000
475,000	e,g	Oleoducto Central S.A.	4.000	07/14/27	490,485
2,200,000	g	SierraCol Energy Andina LLC	6.000	06/15/28	2,202,750
		TOTAL COLOMBIA			10,131,508

COSTA RICA - 0.4%
2,215,174	g	Autopistas del Sol S.A.	7.375	12/30/30	2,309,319
		TOTAL COSTA RICA			2,309,319

DOMINICAN REPUBLIC - 0.7%
2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	2,590,625
1,975,000	g	AES Andres BV	5.700	05/04/28	2,039,187
		TOTAL DOMINICAN REPUBLIC			4,629,812

ECUADOR - 0.3%
1,496,525	g	International Airport Finance S.A.	12.000	03/15/33	1,623,730
		TOTAL ECUADOR			1,623,730

GHANA - 0.6%
1,000,000	g	Tullow Oil plc	7.000	03/01/25	863,800
2,725,000	g	Tullow Oil plc	10.250	05/15/26	2,840,813
		TOTAL GHANA			3,704,613

GUATEMALA - 0.3%
1,650,000	g	Investment Energy Resources Ltd	6.250	04/26/29	1,798,500
		TOTAL GUATEMALA			1,798,500

HONG KONG - 0.4%
2,375,000	g	Melco Resorts Finance Ltd	5.750	07/21/28	2,461,094
200,000	g	Melco Resorts Finance Ltd	5.375	12/04/29	206,250
		TOTAL HONG KONG			2,667,344
302

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

INDIA - 2.8%
	$2,100,000	g	Adani Ports & Special Economic Zone Ltd	4.375%	07/03/29	$2,209,894
	1,800,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	1,722,661
	3,750,000	g	Bharti Airtel Ltd	3.250	06/03/31	3,788,623
	2,500,000	e,g	GMR Hyderabad International Airport Ltd	4.750	02/02/26	2,532,824
	3,000,000	g	Network i2i Ltd	3.975	N/A‡	2,970,000
	2,700,000	g	ReNew Wind Energy AP2	4.500	07/14/28	2,722,041
	2,075,000	g	UltraTech Cement Ltd	2.800	02/16/31	2,022,999
			TOTAL INDIA			17,969,042

INDONESIA - 2.7%
	1,482,000	g	LLPL Capital Pte Ltd	6.875	02/04/39	1,732,087
	300,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	318,000
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	2,268,134
	1,250,000	g	Pertamina Persero PT	4.700	07/30/49	1,357,396
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	2,253,020
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,482,500
	3,750,000	g	Saka Energi Indonesia PT	4.450	05/05/24	3,440,625
	2,039,410	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,309,632
			TOTAL INDONESIA			16,161,394

ISRAEL - 0.7%
	1,141,000	g	Energean Israel Finance Ltd	5.375	03/30/28	1,166,223
	2,600,000	g	Leviathan Bond Ltd	6.750	06/30/30	2,912,585
			TOTAL ISRAEL			4,078,808

JAMAICA - 0.1%
	411,936	g,o	Digicel Group 0.5 Ltd	7.000	N/A‡	321,310
			TOTAL JAMAICA			321,310

KAZAKHSTAN - 2.1%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	1,060,731
	$2,300,000	g	Development Bank of Kazakhstan JSC	2.950	05/06/31	2,294,523
	1,800,000	g	KazMunayGas National Co JSC	4.750	04/19/27	2,045,232
	3,000,000	g	KazMunayGas National Co JSC	3.500	04/14/33	3,112,965
	1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	2,035,305
	2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,736,376
			TOTAL KAZAKHSTAN			13,285,132

KUWAIT - 0.4%
	2,500,000	g	NBK Tier 1 Financing 2 Ltd	4.500	N/A‡	2,597,610
			TOTAL KUWAIT			2,597,610

MALAYSIA - 1.0%
	3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	3,012,680
	3,000,000	g	Genm Capital Labuan Ltd	3.882	04/19/31	3,013,479
			TOTAL MALAYSIA			6,026,159

MEXICO - 5.8%
	5,750,000	†,g,q	Aerovias de Mexico S.A.	7.000	02/05/25	4,801,250
303

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$3,000,000	g	Banco Nacional de Comercio Exterior SNC	3.800%	08/11/26	$2,994,060
	2,225,000	g,h	Banco Nacional de Comercio Exterior SNC	2.720	08/11/31	2,237,527
	800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	845,008
	2,000,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,067,600
	2,000,000	g	Cemex SAB de C.V.	5.200	09/17/30	2,190,000
	2,025,000	g	Cemex SAB de C.V.	5.125	N/A‡	2,125,865
	1,350,000	g	Grupo Axo SAPI de C.V.	5.750	06/08/26	1,360,125
	1,630,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl	4.875	01/15/28	1,601,475
	2,000,000	e	Petroleos Mexicanos	4.875	01/18/24	2,097,340
	1,000,000		Petroleos Mexicanos	4.500	01/23/26	1,013,200
	5,100,000		Petroleos Mexicanos	5.350	02/12/28	5,026,050
	4,647,000		Petroleos Mexicanos	7.000	01/23/30	4,847,750
	2,075,000		Petroleos Mexicanos	6.350	02/12/48	1,773,565
			TOTAL MEXICO			34,980,815

MOROCCO - 0.4%
	650,000	g	OCP S.A.	3.750	06/23/31	658,561
	1,450,000	e,g	OCP S.A.	5.125	06/23/51	1,476,421
			TOTAL MOROCCO			2,134,982

OMAN - 0.7%
	1,625,000	g	OQ SAOC	5.125	05/06/28	1,629,243
	2,250,000	g	Oryx Funding Ltd	5.800	02/03/31	2,370,853
			TOTAL OMAN			4,000,096

PANAMA - 1.4%
	2,750,000	g	Banistmo S.A.	4.250	07/31/27	2,825,625
	1,175,000	g	Cable Onda S.A.	4.500	01/30/30	1,239,037
	2,000,000	g	Empresa de Transmision Electrica S.A.	5.125	05/02/49	2,250,020
	1,676,150	g	UEP Penonome II S.A.	6.500	10/01/38	1,730,625
			TOTAL PANAMA			8,045,307

PERU - 2.3%
PEN	9,000,000	g	Alicorp SAA	6.875	04/17/27	2,304,340
	$2,825,000	g	Banco de Credito del Peru	3.125	07/01/30	2,760,731
	1,225,000	g	Cia de Minas Buenaventura SAA	5.500	07/23/26	1,178,603
	2,300,000	g	Inkia Energy Ltd	5.875	11/09/27	2,346,000
	963,394	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,008,567
	2,750,000	g	Petroleos del Peru S.A.	5.625	06/19/47	2,839,375
	1,125,000	g	Volcan Cia Minera SAA	4.375	02/11/26	1,085,850
			TOTAL PERU			13,523,466

RUSSIA - 1.0%
	3,000,000	g	LUKOIL Securities BV	3.875	05/06/30	3,191,250
	2,750,000	g	Sovcombank Via SovCom Capital DAC	3.400	01/26/25	2,761,912
			TOTAL RUSSIA			5,953,162

SAUDI ARABIA - 0.6%
	3,500,000	g	Arabian Centres Sukuk II Ltd	5.625	10/07/26	3,629,500
			TOTAL SAUDI ARABIA			3,629,500
304

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOUTH AFRICA - 3.0%
$2,000,000	g	Eskom Holdings SOC Ltd	6.750%	08/06/23	$2,082,437
2,000,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	2,098,935
925,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	1,024,967
1,600,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	1,799,570
2,300,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,719,750
1,400,000	g	Liquid Telecommunications Financing PLC	5.500	09/04/26	1,445,068
1,829,000	g,o	Petra Diamonds US Treasury plc	10.500	03/08/26	1,847,290
2,575,000		Sasol Financing USA LLC	4.375	09/18/26	2,636,800
3,000,000	g	Transnet SOC Ltd	4.000	07/26/22	3,047,028
		TOTAL SOUTH AFRICA			18,701,845

SPAIN - 0.5%
3,000,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	2,992,530
		TOTAL SPAIN			2,992,530

TANZANIA, UNITED REPUBLIC OF - 0.5%
3,050,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	3,173,525
		TOTAL TANZANIA, UNITED REPUBLIC OF			3,173,525

TOGO - 0.5%
2,700,000	g	Ecobank Transnational, Inc	9.500	04/18/24	2,893,454
		TOTAL TOGO			2,893,454

TRINIDAD AND TOBAGO - 0.4%
2,350,000	g	National Gas Company of Trinidad and Tobago Limited	6.050	01/15/36	2,455,750
		TOTAL TRINIDAD AND TOBAGO			2,455,750

TURKEY - 1.4%
2,000,000	g	Akbank T.A.S.	6.800	02/06/26	2,117,884
1,900,000	g	Akbank T.A.S.	7.200	03/16/27	1,924,700
500,000	g	Akbank T.A.S.	6.797	04/27/28	504,000
2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,010,000
2,325,000	g	Ulker Biskuvi Sanayi AS.	6.950	10/30/25	2,517,288
		TOTAL TURKEY			9,073,872

UKRAINE - 1.2%
1,500,000	g	Kernel Holding S.A.	6.750	10/27/27	1,609,438
2,250,000	g	Metinvest BV	7.750	10/17/29	2,475,000
2,000,000	g	NAK Naftogaz Ukraine via Kondor Finance plc	7.625	11/08/26	2,042,764
1,050,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	1,134,000
		TOTAL UKRAINE			7,261,202

UNITED ARAB EMIRATES - 1.0%
1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,350,369
1,325,000	g	DAE Funding LLC	3.375	03/20/28	1,361,752
2,100,000	g	DP World Ltd	5.625	09/25/48	2,625,680
		TOTAL UNITED ARAB EMIRATES			6,337,801
305

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ZAMBIA - 0.5%
	$3,000,000	g	First Quantum Minerals Ltd	6.875%	10/15/27	$3,251,250
			TOTAL ZAMBIA			3,251,250

			TOTAL CORPORATE BONDS			278,872,764
			(Cost $271,531,409)

GOVERNMENT BONDS - 48.6%

ANGOLA - 1.1%
	2,250,000	g	Angolan Government International Bond	8.250	05/09/28	2,361,981
	1,775,000	e,g	Angolan Government International Bond	8.000	11/26/29	1,834,746
	2,500,000	g	Angolan Government International Bond	9.375	05/08/48	2,615,770
			TOTAL ANGOLA			6,812,497

ARGENTINA - 0.5%
	5,134,989		Argentine Republic Government International Bond (Step Bond)	1.125	07/09/35	1,656,085
	2,650,000	†,g	Provincia de Buenos Aires	7.875	06/15/27	1,272,000
			TOTAL ARGENTINA			2,928,085

ARMENIA - 0.3%
	2,000,000	g	Republic of Armenia International Bond	3.950	09/26/29	1,980,000
			TOTAL ARMENIA			1,980,000

AZERBAIJAN - 0.4%
	2,000,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	2,370,560
			TOTAL AZERBAIJAN			2,370,560

BAHRAIN - 0.3%
	1,925,000	g	Bahrain Government International Bond	4.250	01/25/28	1,913,506
			TOTAL BAHRAIN			1,913,506

BARBADOS - 0.4%
	2,314,800	g	Barbados Government International Bond	6.500	10/01/29	2,326,374
			TOTAL BARBADOS			2,326,374

BENIN - 0.2%
EUR	1,125,000	g	Benin Government International Bond	6.875	01/19/52	1,370,563
			TOTAL BENIN			1,370,563

BERMUDA - 0.2%
	$1,175,000	g	Bermuda Government International Bond	4.750	02/15/29	1,370,990
			TOTAL BERMUDA			1,370,990

BRAZIL - 1.8%
BRL	2,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	493,966
	9,475,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/25	1,900,039
	5,982,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	1,203,762
	$1,040,000		Brazilian Government International Bond	4.625	01/13/28	1,128,400
	3,100,000		Brazilian Government International Bond	3.875	06/12/30	3,130,132
306

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$1,025,000		Brazilian Government International Bond	5.625%	02/21/47	$1,105,473
	2,000,000		Brazilian Government International Bond	4.750	01/14/50	1,919,040
			TOTAL BRAZIL			10,880,812

CAMEROON - 0.2%
EUR	1,000,000	g	Republic of Cameroon International Bond	5.950	07/07/32	1,171,279
			TOTAL CAMEROON			1,171,279

CHINA - 0.8%
CNY	6,400,000		China Government International Bond	2.880	11/05/23	999,934
	3,200,000		China Government International Bond	3.270	11/19/30	511,302
	2,400,000		China Government International Bond	2.360	07/02/23	370,830
	17,000,000		China Government International Bond	3.120	12/05/26	2,684,564
			TOTAL CHINA			4,566,630

COLOMBIA - 1.2%
	$4,500,000	e	Colombia Government International Bond	3.000	01/30/30	4,411,665
	1,850,000		Colombia Government International Bond	3.250	04/22/32	1,808,763
COP	5,857,000,000		Colombian TES	6.250	07/09/36	1,306,543
			TOTAL COLOMBIA			7,526,971

COSTA RICA - 0.4%
	$2,500,000	g	Costa Rica Government International Bond	5.625	04/30/43	2,353,125
			TOTAL COSTA RICA			2,353,125

COTE D’IVOIRE - 0.4%
	2,659,585	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	2,686,288
			TOTAL COTE D’IVOIRE			2,686,288

DOMINICAN REPUBLIC - 2.5%
	2,575,000	g	Dominican Republic Government International Bond	6.875	01/29/26	2,965,112
DOP	22,500,000	g	Dominican Republic Government International Bond	9.750	06/05/26	450,405
	27,000,000	g	Dominican Republic Government International Bond	11.250	02/05/27	582,176
	74,000,000	g	Dominican Republic Government International Bond	10.375	01/11/30	1,546,610
	$4,000,000	g	Dominican Republic Government International Bond	4.875	09/23/32	4,150,040
	3,060,000	g	Dominican Republic Government International Bond	7.450	04/30/44	3,733,231
	1,050,000	g	Dominican Republic International Bond	5.300	01/21/41	1,064,700
			TOTAL DOMINICAN REPUBLIC			14,492,274

ECUADOR - 1.1%
	744,229	g	Ecuador Government International Bond	0.000	07/31/30	411,194
	3,634,600	g	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	3,171,225
	4,637,020	g	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	3,211,183
	86,875	g	Petroamazonas EP	4.625	12/06/21	85,572
			TOTAL ECUADOR			6,879,174

EGYPT - 2.6%
EGP	12,500,000		Egypt Government International Bond	16.000	06/11/22	807,875
307

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$1,275,000	g	Egypt Government International Bond	5.750%	05/29/24	$1,355,494
	4,275,000	g	Egypt Government International Bond	7.600	03/01/29	4,636,660
	4,575,000	g	Egypt Government International Bond	7.053	01/15/32	4,655,899
	3,050,000	g	Egypt Government International Bond	8.500	01/31/47	3,147,001
	1,000,000	g	Egypt Government International Bond	8.150	11/20/59	985,500
			TOTAL EGYPT			15,588,429

EL SALVADOR - 0.7%
	2,000,000	g	El Salvador Government International Bond	7.650	06/15/35	1,750,020
	3,100,000	e,g	El Salvador Government International Bond	7.625	02/01/41	2,588,531
			TOTAL EL SALVADOR			4,338,551

GHANA - 1.6%
	2,250,000	g	Ghana Government International Bond	0.000	04/07/25	1,767,154
	2,000,000	g	Ghana Government International Bond	7.750	04/07/29	2,014,020
	1,325,000	g	Ghana Government International Bond	8.125	03/26/32	1,322,360
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,896,000
	1,000,000	g	Ghana Government International Bond	8.750	03/11/61	947,364
GHS	2,500,000		Republic of Ghana Government Bonds	20.750	01/16/23	436,729
	6,658,000		Republic of Ghana Government Bonds	16.500	02/06/23	1,104,080
			TOTAL GHANA			9,487,707

GREECE - 0.4%
EUR	2,050,000	g	Hellenic Republic Government International Bond	2.000	04/22/27	2,712,788
			TOTAL GREECE			2,712,788

GUATEMALA - 0.3%
	$1,500,000	g	Guatemala Government International Bond	6.125	06/01/50	1,792,515
			TOTAL GUATEMALA			1,792,515

HONDURAS - 0.3%
	1,525,000	g	Honduras Government International Bond	6.250	01/19/27	1,666,078
			TOTAL HONDURAS			1,666,078

INDIA - 0.4%
	2,700,000	g	Export-Import Bank of India	2.250	01/13/31	2,533,379
			TOTAL INDIA			2,533,379

INDONESIA - 1.1%
	1,275,000	g	Indonesia Government International Bond	4.625	04/15/43	1,491,070
IDR	18,150,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,425,031
	8,730,000,000		Indonesia Treasury Bond	7.000	09/15/30	633,812
	21,300,000,000		Indonesia Treasury Bond	8.375	03/15/34	1,660,332
	$2,000,000	e,g	Perusahaan Penerbit SBSN Indonesia III	2.550	06/09/31	2,007,140
			TOTAL INDONESIA			7,217,385

IRAQ - 0.9%
	2,125,000	g	Iraq Government International Bond	6.752	03/09/23	2,155,987
	3,310,938	g	Iraq Government International Bond	5.800	01/15/28	3,162,343
			TOTAL IRAQ			5,318,330
308

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

JAMAICA - 1.3%
	$2,950,000		Jamaica Government International Bond	8.000%	03/15/39	$4,122,625
	2,510,000		Jamaica Government International Bond	7.875	07/28/45	3,501,450
			TOTAL JAMAICA			7,624,075

JORDAN - 1.0%
	4,050,000	e,g	Jordan Government International Bond	4.950	07/07/25	4,208,830
	2,000,000	g	Jordan Government International Bond	7.375	10/10/47	2,096,400
			TOTAL JORDAN			6,305,230

KAZAKHSTAN - 0.3%
	1,250,000	g	Kazakhstan Government International Bond	6.500	07/21/45	1,841,296
			TOTAL KAZAKHSTAN			1,841,296

KENYA - 1.2%
	1,950,000	g	Kenya Government International Bond	6.875	06/24/24	2,141,999
	2,250,000	g	Kenya Government International Bond	8.000	05/22/32	2,540,481
	1,125,000	g	Kenya Government International Bond	6.300	01/23/34	1,135,721
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,464,655
			TOTAL KENYA			7,282,856

LEBANON - 0.2%
	3,200,000	†,q	Lebanon Government International Bond	6.250	11/04/24	382,541
	3,800,000	†,q	Lebanon Government International Bond	6.850	03/23/27	457,953
			TOTAL LEBANON			840,494

MALAYSIA - 0.2%
MYR	4,000,000		Malaysia Government International Bond	3.828	07/05/34	947,653
			TOTAL MALAYSIA			947,653

MEXICO - 1.8%
MXN	38,600,000		Mexican Bonos	7.500	06/03/27	2,017,467
	41,700,000		Mexican Bonos	7.750	05/29/31	2,222,310
	$2,500,000		Mexico Government International Bond	4.750	04/27/32	2,868,650
	3,500,000		Mexico Government International Bond	4.280	08/14/41	3,715,635
			TOTAL MEXICO			10,824,062

MONGOLIA - 0.5%
	2,425,000	g	Mongolia Government International Bond	5.125	04/07/26	2,555,724
	550,000	e,g	Mongolia Government International Bond	4.450	07/07/31	537,663
			TOTAL MONGOLIA			3,093,387

MOROCCO - 0.6%
	1,000,000	g	Morocco Government International Bond	2.375	12/15/27	985,535
	525,000	g	Morocco Government International Bond	3.000	12/15/32	510,120
	1,450,000	g	Morocco Government International Bond	5.500	12/11/42	1,661,743
			TOTAL MOROCCO			3,157,398
309

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

NIGERIA - 1.1%
	$1,700,000	g	Nigeria Government International Bond	7.625%	11/21/25	$1,909,659
	2,975,000	g	Nigeria Government International Bond	6.500	11/28/27	3,156,899
	2,000,000	g	Nigeria Government International Bond	7.696	02/23/38	2,049,600
			TOTAL NIGERIA			7,116,158

OMAN - 1.7%
	1,975,000	g	Oman Government International Bond	5.375	03/08/27	2,073,473
	2,550,000	g	Oman Government International Bond	6.750	10/28/27	2,860,843
	1,500,000	g	Oman Government International Bond	6.250	01/25/31	1,619,394
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	1,189,740
	1,025,000	g	Oman Government International Bond	6.750	01/17/48	1,035,147
	1,250,000	e,g	Oman Sovereign Sukuk Co	4.875	06/15/30	1,299,970
			TOTAL OMAN			10,078,567

PAKISTAN - 0.9%
	3,200,000	g	Pakistan Government International Bond	6.875	12/05/27	3,271,456
	1,500,000	g	Pakistan Government International Bond	7.375	04/08/31	1,506,732
	1,000,000	g	Pakistan Government International Bond	8.875	04/08/51	1,028,750
			TOTAL PAKISTAN			5,806,938

PANAMA - 0.5%
	2,850,000		Panama Notas del Tesoro	3.750	04/17/26	3,082,845
			TOTAL PANAMA			3,082,845

PARAGUAY - 0.6%
	1,800,000	g	Paraguay Government International Bond	2.739	01/29/33	1,756,818
	1,475,000	g	Paraguay Government International Bond	5.400	03/30/50	1,734,983
			TOTAL PARAGUAY			3,491,801

PERU - 0.5%
	3,000,000	g	Corp Financiera de Desarrollo S.A.	2.400	09/28/27	2,946,000
			TOTAL PERU			2,946,000

QATAR - 0.7%
	1,700,000	g	Qatar Government International Bond	3.750	04/16/30	1,933,180
	2,200,000	g	Qatar Government International Bond	4.400	04/16/50	2,707,343
			TOTAL QATAR			4,640,523

REPUBLIC OF SERBIA - 0.4%
	650,000	g	Serbia Government International Bond	2.125	12/01/30	618,677
RSD	147,700,000		Serbia Treasury Bonds	4.500	08/20/32	1,632,885
			TOTAL REPUBLIC OF SERBIA			2,251,562

ROMANIA - 0.4%
	$1,080,000	g	Romanian Government International Bond	3.000	02/14/31	1,120,838
	1,400,000	e,g	Romanian Government International Bond	4.000	02/14/51	1,477,581
			TOTAL ROMANIA			2,598,419

RUSSIA - 1.2%
RUB	105,300,000		Russian Federal Bond-OFZ	7.100	10/16/24	1,458,370
	75,000,000		Russian Federal Bond-OFZ	7.950	10/07/26	1,083,489
310

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

RUB	64,000,000		Russian Federal Bond-OFZ	7.650%	04/10/30	$930,875
	$1,200,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	1,360,188
	2,000,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	2,412,500
			TOTAL RUSSIA			7,245,422

RWANDA - 0.4%
	2,500,000	g	Rwanda Government International Bond	6.625	05/02/23	2,673,912
			TOTAL RWANDA			2,673,912

SAUDI ARABIA - 1.3%
	1,950,000	g	Saudi Government International Bond	3.250	10/26/26	2,123,082
	2,500,000	g	Saudi Government International Bond	2.250	02/02/33	2,453,225
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	2,124,600
	1,500,000	g	Saudi Government International Bond	3.450	02/02/61	1,498,083
			TOTAL SAUDI ARABIA			8,198,990

SENEGAL - 0.5%
	950,000	g	Senegal Government International Bond	6.250	05/23/33	1,006,712
	1,900,000	g	Senegal Government International Bond	6.750	03/13/48	1,942,750
			TOTAL SENEGAL			2,949,462

SOUTH AFRICA - 1.9%
	1,025,000		Republic of South Africa Government International Bond	5.650	09/27/47	1,038,407
	1,500,000		Republic of South Africa Government International Bond	5.750	09/30/49	1,520,550
ZAR	7,500,000		South Africa Government International Bond	10.500	12/21/26	581,796
	$3,000,000		South Africa Government International Bond	4.300	10/12/28	3,093,569
ZAR	59,300,000		South Africa Government International Bond	7.000	02/28/31	3,486,890
	$1,250,000		South Africa Government International Bond	5.375	07/24/44	1,243,795
			TOTAL SOUTH AFRICA			10,965,007

SRI LANKA - 0.4%
	800,000	g	Sri Lanka Government International Bond	5.750	04/18/23	579,728
	1,000,000	g	Sri Lanka Government International Bond	6.825	07/18/26	630,000
	1,650,000	g	Sri Lanka Government International Bond	7.550	03/28/30	1,009,222
			TOTAL SRI LANKA			2,218,950

SUPRANATIONAL - 0.8%
	975,000	g	African Export-Import Bank	2.634	05/17/26	993,833
	2,975,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	3,231,626
	900,000	†	European Bank for Reconstruction & Development	10.000	02/28/23	776,673
			TOTAL SUPRANATIONAL			5,002,132

THAILAND - 0.3%
THB	11,000,000		Thailand Government International Bond	2.875	12/17/28	374,067
	35,700,000		Thailand Government International Bond	3.400	06/17/36	1,277,903
			TOTAL THAILAND			1,651,970

TRINIDAD AND TOBAGO - 0.2%
	$1,050,000	g	Trinidad & Tobago Government International Bond	4.500	06/26/30	1,101,135
			TOTAL TRINIDAD AND TOBAGO			1,101,135
311

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

TUNISIA - 0.2%
	$1,100,000	g	Banque Centrale de Tunisie S.A.		5.750%	01/30/25	$930,485
			TOTAL TUNISIA				930,485

TURKEY - 2.0%
	2,675,000		Turkey Government International Bond		5.125	02/17/28	2,613,946
	4,350,000		Turkey Government International Bond		4.875	04/16/43	3,495,225
	625,000	e	Turkey Government International Bond		6.625	02/17/45	599,212
	2,500,000	g	Turkiye Ihracat Kredi Bankasi AS.		5.750	07/06/26	2,497,620
	3,000,000	g	Turkiye Ihracat Kredit Bankasi		5.375	10/24/23	3,093,640
			TOTAL TURKEY				12,299,643

UGANDA - 0.3%
UGX	6,750,000,000		Republic of Uganda Government Bonds		14.250	08/23/29	1,959,852
			TOTAL UGANDA				1,959,852

UKRAINE - 2.3%
UAH	37,000,000		Ukraine Government International Bond		15.840	02/26/25	1,497,128
	$4,050,000	g	Ukraine Government International Bond		7.750	09/01/25	4,398,300
	1,450,000	g	Ukraine Government International Bond		9.750	11/01/28	1,722,768
EUR	1,075,000	g	Ukraine Government International Bond		4.375	01/27/30	1,185,974
	$3,000,000	g	Ukraine Government International Bond		7.253	03/15/33	3,093,686
	2,320,000	g	Ukraine Government International Bond		1.258	05/31/40	2,698,615
			TOTAL UKRAINE				14,596,471

UNITED ARAB EMIRATES - 0.8%
	2,650,000	g	Abu Dhabi Government International Bond		3.125	09/30/49	2,721,709
	2,650,000		Emirate of Dubai Government International Bonds		3.900	09/09/50	2,476,137
			TOTAL UNITED ARAB EMIRATES				5,197,846

URUGUAY - 0.9%
	4,878,796		Uruguay Government International Bond		4.375	01/23/31	5,702,386
			TOTAL URUGUAY				5,702,386

UZBEKISTAN - 0.6%
UZS	7,990,000,000	g	Republic of Uzbekistan Government International Bond		14.500	11/25/23	760,364
	$2,450,000	g	Republic of Uzbekistan Government International Bond		5.375	02/20/29	2,709,723
UZS	5,708,925,000	g	Republic of Uzbekistan International Bond		14.000	07/19/24	535,766
			TOTAL UZBEKISTAN				4,005,853

ZAMBIA - 0.5%
	$400,000	†,g	Zambia Government International Bond		5.375	09/20/22	255,196
	3,900,000	†,g	Zambia Government International Bond		8.500	04/14/24	2,554,851
	750,000	†,g	Zambia Government International Bond		8.970	07/30/27	484,222
			TOTAL ZAMBIA				3,294,269

			TOTAL GOVERNMENT BONDS				296,207,339
			(Cost $295,379,747)

STRUCTURED ASSETS - 0.2%

TURKEY - 0.2%
	538,462	†,i	ARTS Ltd Series - 2016 53 (Class NOTE)	LIBOR 3 M + 1.780%	1.899	09/15/21	537,277
312

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

	$583,333	†,i	Garanti Diversified Payment Rights Finance Co	LIBOR 3 M + 3.172%	3.296%	10/09/21	$581,875
			Series - 2016 A (Class A)
			TOTAL TURKEY				1,119,152

			TOTAL STRUCTURED ASSETS				1,119,152
			(Cost $1,114,680)

			TOTAL BONDS				576,199,255
			(Cost $568,025,836)

SHARES			COMPANY

COMMON STOCKS - 0.2%

BRAZIL - 0.0%
	151,162	*,e	Oi S.A. (ADR)				170,813
			TOTAL BRAZIL				170,813

UNITED STATES - 0.2%
	48,641,231	*	Petra Diamonds				1,088,543
			TOTAL UNITED STATES				1,088,543

			TOTAL COMMON STOCKS				1,259,356
			(Cost $1,959,028)

PRINCIPAL			ISSUER

SHORT-TERM INVESTMENTS - 3.9%

EGYPT - 0.4%
EGP	8,500,000		Egypt Treasury Bill		0.000	08/03/21	540,698
	8,600,000		Egypt Treasury Bill		0.000	12/07/21	523,662
	26,500,000		Egypt Treasury Bill		0.000	02/22/22	1,572,714
			TOTAL EGYPT				2,637,074

UNITED STATES - 0.8%
	$1,605,000	r	Fixed Income Clearing Corp (FICC)		0.020	08/02/21	1,605,000
	3,467,000		United States Treasury Bill		0.020	08/03/21	3,466,998
			TOTAL UNITED STATES				5,071,998

SHARES			COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%

UNITED STATES - 2.7%
	16,360,965	c	State Street Navigator Securities Lending Government Money Market Portfolio		0.050		16,360,965
			TOTAL UNITED STATES				16,360,965
			TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES				16,360,965

			TOTAL SHORT-TERM INVESTMENTS				24,070,037
			(Cost $24,074,089)
			TOTAL INVESTMENTS - 99.9%				608,698,853
			(Cost $601,093,624)
			OTHER ASSETS & LIABILITIES, NET - 0.1%				563,713
			NET ASSETS - 100.0%				$609,262,566
313

TIAA-CREF FUNDS – Emerging Markets Debt Fund

Abbreviation(s):
ADR American Depositary Receipt
BRL Brazilian Real
CNY Chinese Yuan
COP Colombian Peso
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
GHS Ghanaian Cedi
IDR Indonesian Rupiah
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
RSD Serbian Dinar
RUB Russian Ruble
THB Thai Baht
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UZS Uzbekistani soʻm
ZAR South African Rand

*	Non-income producing
‡	Perpetual security.
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,904,589.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $445,079,688 or 73.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $1,605,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $1,637,189.
314

TIAA-CREF FUNDS – International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2021

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.9%

AUSTRALIA - 0.1%
	$324,282	i	Hamilton HoldCo LLC	LIBOR 1 M + 2.000%	2.150%	01/02/27	$321,850
			TOTAL AUSTRALIA				321,850

CANADA - 0.1%
	390,881	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.842	11/19/26	383,063
			TOTAL CANADA				383,063

IRELAND - 0.1%
	261,086	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	259,658
	345,625	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/12/27	340,565
			TOTAL IRELAND				600,223

LUXEMBOURG - 0.1%
	430,585	i	Ineos US Finance LLC	LIBOR 2 M + 2.000%	2.107	03/31/24	424,432
			TOTAL LUXEMBOURG				424,432

UNITED STATES - 0.5%
	336,425	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.093	12/14/23	328,015
	365,786	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.104	06/02/25	363,042
	261,724	i	Change Healthcare Holdings LLC	LIBOR 3 M + 2.500%	3.500	03/01/24	261,206
	315,104	i	Dell International LLC	LIBOR 1 M + 1.750%	2.000	09/19/25	314,540
	116,940	i	Endo Luxembourg Finance Co I Sarl	LIBOR 3 M + 5.000%	5.750	03/27/28	113,929
	348,911	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.103	10/04/23	347,822
	409,461	i	Plantronics, Inc	LIBOR 1 M + 2.500%	2.592	07/02/25	399,995
	337,380	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	2.092	02/22/24	329,367
	413,266	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.842	04/25/25	402,546
	327,309	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	316,007
			TOTAL UNITED STATES				3,176,469

			TOTAL BANK LOAN OBLIGATIONS				4,906,037
			(Cost $4,986,785)

BONDS - 96.1%

CORPORATE BONDS - 22.9%

AUSTRALIA - 0.3%
EUR	700,000	z	Australia & New Zealand Banking Group Ltd		0.669	05/05/31	833,970
	$325,000	g	Santos Finance Ltd		3.649	04/29/31	336,845
			TOTAL AUSTRALIA				1,170,815

BRAZIL - 0.1%
	200,000	g	Natura Cosmeticos S.A.		4.125	05/03/28	205,500
315

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$500,000		Suzano Austria GmbH	3.125%	01/15/32	$495,500
			TOTAL BRAZIL			701,000

CANADA - 0.6%
EUR	250,000	g	Fairfax Financial Holdings Ltd	2.750	03/29/28	332,282
	$750,000	g	GFL Environmental, Inc	4.250	06/01/25	779,062
	1,275,000	g	MEG Energy Corp	5.875	02/01/29	1,316,438
	500,000	g	Nova Chemicals Corp	4.875	06/01/24	528,655
	500,000	g	Parkland Fuel Corp	5.875	07/15/27	533,125
			TOTAL CANADA			3,489,562

CHILE - 0.4%
	300,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	322,500
	250,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	272,628
	425,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	462,872
	325,000	g	Corp Nacional del Cobre de Chile	3.150	01/15/51	311,857
	425,000	g	Embotelladora Andina S.A.	3.950	01/21/50	457,695
	200,000	g	Inversiones CMPC S.A.	3.850	01/13/30	213,900
			TOTAL CHILE			2,041,452

CHINA - 0.5%
	300,000	z	Agile Group Holdings Ltd	5.500	05/17/26	275,870
	300,000	z	Country Garden Holdings Co Ltd	3.125	10/22/25	292,613
	550,000	g	ENN Clean Energy International Investment Ltd	3.375	05/12/26	561,081
	500,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	503,967
	350,000		JD.com, Inc	3.375	01/14/30	375,565
EUR	125,000	g	Prosus NV	2.031	08/03/32	150,931
	$500,000	z	Sunac China Holdings Ltd	6.800	10/20/24	457,584
			TOTAL CHINA			2,617,611

COLOMBIA - 0.2%
	350,000		Bancolombia S.A.	3.000	01/29/25	353,500
	300,000		Ecopetrol S.A.	5.375	06/26/26	329,220
	75,000		Ecopetrol S.A.	6.875	04/29/30	90,555
			TOTAL COLOMBIA			773,275

CZECH REPUBLIC - 0.1%
EUR	400,000	z	CEZ AS.	0.875	11/21/22	479,759
			TOTAL CZECH REPUBLIC			479,759

DENMARK - 0.1%
GBP	500,000		Danske Bank A.S.	2.250	01/14/28	715,856
			TOTAL DENMARK			715,856

FRANCE - 1.0%
EUR	600,000		Airbus SE	1.625	06/09/30	787,781
	250,000	g	Altice France S.A.	5.875	02/01/27	313,244
	600,000	g	Altice France S.A.	3.375	01/15/28	699,198
	600,000		Electricite de France S.A.	2.000	10/02/30	818,617
	500,000	z	Engie S.A.	1.875	N/A‡	602,123
	300,000	z	La Poste S.A.	0.625	01/18/36	350,999
316

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GBP	700,000	z	Societe Generale S.A.	1.250%	12/07/27	$952,082
EUR	500,000	z	Societe Generale S.A.	0.500	06/12/29	589,308
			TOTAL FRANCE			5,113,352

GERMANY - 0.7%
	$700,000		Deutsche Bank AG.	2.129	11/24/26	715,272
EUR	750,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	906,573
	600,000		Volkswagen Bank GmbH	2.500	07/31/26	797,136
GBP	800,000		Volkswagen International Finance NV	3.375	11/16/26	1,234,594
			TOTAL GERMANY			3,653,575

HONG KONG - 0.1%
	$500,000	z	Bocom Leasing Management Hong Kong Co Ltd	1.125	06/18/24	497,939
			TOTAL HONG KONG			497,939

INDIA - 0.5%
	300,000	g	Adani Electricity Mumbai Ltd	3.867	07/22/31	298,590
	200,000	g	Adani Ports & Special Economic Zone Ltd	3.375	07/24/24	207,897
	625,000	g	Bharti Airtel Ltd	3.250	06/03/31	631,437
	475,000	g	ICICI Bank Ltd	3.800	12/14/27	515,281
	200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	203,369
	250,000	z	Power Finance Corp Ltd	3.350	05/16/31	245,767
	225,000	g	UltraTech Cement Ltd	2.800	02/16/31	219,361
			TOTAL INDIA			2,321,702

INDONESIA - 0.1%
	225,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	238,781
	200,000	g	Pertamina Persero PT	3.650	07/30/29	214,697
	225,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	242,788
			TOTAL INDONESIA			696,266

IRELAND - 0.2%
EUR	1,000,000	z	Bank of Ireland Group plc	0.375	05/10/27	1,189,896
			TOTAL IRELAND			1,189,896

ISRAEL - 0.2%
	$300,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	306,000
	625,000	g	Israel Electric Corp Ltd	4.250	08/14/28	699,864
			TOTAL ISRAEL			1,005,864

ITALY - 0.1%
	200,000	g	Intesa Sanpaolo S.p.A	4.198	06/01/32	205,817
	750,000	g	UniCredit S.p.A	2.569	09/22/26	765,471
			TOTAL ITALY			971,288

JAPAN - 0.4%
EUR	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.872	09/07/24	613,016
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.819	07/23/23	606,407
	500,000	z	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	724,085
	500,000		Takeda Pharmaceutical Co Ltd	1.375	07/09/32	633,758
			TOTAL JAPAN			2,577,266
317

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

KAZAKHSTAN - 0.2%
	$475,000	g	KazTransGas JSC	4.375%	09/26/27	$525,163
	400,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	410,039
			TOTAL KAZAKHSTAN			935,202

KOREA, REPUBLIC OF - 0.2%
	225,000	e,g	Kia Corp	1.000	04/16/24	226,413
	400,000	g	POSCO	2.500	01/17/25	416,712
EUR	300,000	z	Shinhan Bank Co Ltd	0.250	10/16/24	360,013
	$250,000	z	SK Battery America, Inc	2.125	01/26/26	248,878
			TOTAL KOREA, REPUBLIC OF			1,252,016

LUXEMBOURG - 0.1%
EUR	150,000	z	GTC Aurora Luxembourg S.A.	2.250	06/23/26	180,350
	500,000	z	ProLogis International Funding II S.A.	2.375	11/14/30	697,733
			TOTAL LUXEMBOURG			878,083

MALAYSIA - 0.2%
	$400,000	g	Genm Capital Labuan Ltd	3.882	04/19/31	401,797
	200,000	g	Petronas Capital Ltd	3.500	04/21/30	218,934
	250,000	g	Petronas Energy Canada Ltd	2.112	03/23/28	254,328
			TOTAL MALAYSIA			875,059

MEXICO - 0.4%
	200,000	g	Alpek SAB de C.V.	3.250	02/25/31	203,000
	250,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	281,875
	300,000	g	Fresnillo plc	4.250	10/02/50	313,125
	200,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	242,534
	375,000	g	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	377,287
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	236,884
	$500,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	547,900
			TOTAL MEXICO			2,202,605

NETHERLANDS - 0.2%
EUR	600,000		Cooperatieve Rabobank UA	3.250	N/A‡	735,099
	625,000	g	OCI NV	3.125	11/01/24	755,401
			TOTAL NETHERLANDS			1,490,500

PANAMA - 0.1%
	$300,000	g	Banco General S.A.	4.125	08/07/27	327,003
			TOTAL PANAMA			327,003

PERU - 0.1%
	200,000	g	Banco de Credito del Peru	3.250	09/30/31	194,000
	200,000	g	Credicorp Ltd	2.750	06/17/25	202,932
	200,000	g	Kallpa Generacion SA	4.125	08/16/27	204,000
			TOTAL PERU			600,932
318

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

POLAND - 0.1%
EUR	250,000	z	Polski Koncern Naftowy ORLEN S.A.	1.125%	05/27/28	$305,295
			TOTAL POLAND			305,295

PORTUGAL - 0.2%
	1,000,000		EDP Finance BV	1.125	02/12/24	1,228,473
			TOTAL PORTUGAL			1,228,473

QATAR - 0.5%
	$300,000	z	CBQ Finance Ltd	2.000	05/12/26	299,592
	300,000	z	QNB Finance Ltd	1.625	09/22/25	302,680
CNY	12,850,000		QNB Finance Ltd	3.150	02/04/26	1,955,526
	$250,000	z	QNB Finance Ltd	2.750	02/12/27	261,897
			TOTAL QATAR			2,819,695

RUSSIA - 0.3%
EUR	300,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500	03/21/26	373,242
	$500,000	g	LUKOIL Securities BV	3.875	05/06/30	531,875
EUR	400,000	g	Novolipetsk Steel Via Steel Funding DAC	1.450	06/02/26	476,470
			TOTAL RUSSIA			1,381,587

SAUDI ARABIA - 0.4%
	$500,000	g	Arabian Centres Sukuk II Ltd	5.625	10/07/26	518,500
	200,000	g	S.A. Global Sukuk Ltd	0.946	06/17/24	199,774
	250,000	g	SABIC Capital II BV	4.000	10/10/23	267,167
	275,000	g	Saudi Arabian Oil Co	2.250	11/24/30	272,319
	300,000	z	Saudi Electricity Global Sukuk Co 5	2.413	09/17/30	303,559
			TOTAL SAUDI ARABIA			1,561,319

SINGAPORE - 0.2%
	200,000	g	BOC Aviation USA Corp	1.625	04/29/24	201,756
EUR	200,000	z	Temasek Financial I Ltd	0.500	11/20/31	243,989
	$500,000	g	United Overseas Bank Ltd	2.000	10/14/31	504,180
			TOTAL SINGAPORE			949,925

SOUTH AFRICA - 0.2%
	1,250,000	z	Eskom Holdings SOC Ltd	4.314	07/23/27	1,247,219
			TOTAL SOUTH AFRICA			1,247,219

SPAIN - 0.2%
	800,000		Banco Santander S.A.	7.500	N/A‡	878,080
			TOTAL SPAIN			878,080

SWITZERLAND - 0.6%
EUR	750,000	z	Cloverie plc for Zurich Insurance Co Ltd	1.500	12/15/28	982,750
GBP	500,000	z	Credit Suisse Group AG.	2.250	06/09/28	716,177
EUR	600,000	z	UBS Group AG	0.250	11/05/28	713,654
	1,000,000	z	UBS Group AG.	0.250	02/24/28	1,192,743
			TOTAL SWITZERLAND			3,605,324
319

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

TANZANIA, UNITED REPUBLIC OF - 0.1%
	$450,000		AngloGold Ashanti Holdings plc	3.750%	10/01/30	$468,225
			TOTAL TANZANIA, UNITED REPUBLIC OF			468,225

THAILAND - 0.1%
	200,000	g,z	PTTEP Treasury Center Co Ltd	2.587	06/10/27	209,146
	300,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	292,320
			TOTAL THAILAND			501,466

TURKEY - 0.0%
EUR	250,000	z	Arcelik AS.	3.000	05/27/26	299,555
			TOTAL TURKEY			299,555

UNITED ARAB EMIRATES - 0.3%
	$200,000	g	DAE Funding LLC	3.375	03/20/28	205,547
	300,000	z	EI Sukuk Co Ltd	1.827	09/23/25	302,405
GBP	300,000	z	First Abu Dhabi Bank PJSC	1.375	02/19/23	420,796
	$600,000	z	National Central Cooling Co PJSC	2.500	10/21/27	597,907
			TOTAL UNITED ARAB EMIRATES			1,526,655

UNITED KINGDOM - 2.7%
GBP	1,050,000		BAE Systems plc	4.125	06/08/22	1,503,459
EUR	800,000	z	Barclays plc	0.625	11/14/23	960,245
GBP	500,000		BAT International Finance plc	4.000	09/04/26	770,812
EUR	1,000,000	z	Coca-Cola European Partners plc	1.500	11/08/27	1,291,139
UGX	3,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	824,075
GBP	750,000		Lloyds Banking Group plc	1.985	12/15/31	1,052,468
	500,000		National Grid Gas plc	1.375	02/07/31	671,440
EUR	750,000		Natwest Group plc	1.750	03/02/26	941,682
	750,000		RELX Capital, Inc	1.300	05/12/25	937,274
	700,000	z	Standard Chartered plc	1.200	09/23/31	837,988
GBP	700,000		Virgin Money UK plc	3.375	04/24/26	1,034,942
	2,355,000	g	Vmed O2 UK Financing I plc	4.500	07/15/31	3,304,175
			TOTAL UNITED KINGDOM			14,129,699

UNITED STATES - 9.9%
EUR	500,000	z	Abbott Ireland Financing DAC	1.500	09/27/26	641,644
	1,200,000		AbbVie, Inc	1.250	06/01/24	1,476,475
	150,000		AbbVie, Inc	2.625	11/15/28	208,015
	900,000	g	Adient Global Holdings Ltd	3.500	08/15/24	1,095,840
JPY	100,000,000		Aflac, Inc	0.550	03/12/30	908,177
EUR	250,000	g	Allied Universal Holdco LLC	3.625	06/01/28	294,781
	575,000		American Honda Finance Corp	1.950	10/18/24	729,803
	300,000		American Tower Corp	1.375	04/04/25	373,147
	600,000		American Tower Corp	1.950	05/22/26	773,009
	1,000,000	z	Amphenol Technologies Holding GmbH	2.000	10/08/28	1,350,827
	500,000		Aptiv plc	1.500	03/10/25	623,510
	750,000	g	Ardagh Metal Packaging Finance USA LLC	2.000	09/01/28	896,338
	750,000	g	Ardagh Metal Packaging Finance USA LLC	3.000	09/01/29	890,947
	300,000	g	Ashland Services BV	2.000	01/30/28	361,688
	500,000		AT&T, Inc	2.350	09/05/29	682,478
320

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	750,000	g	Avantor Funding, Inc	3.875%	07/15/28	$938,850
	575,000		Ball Corp	0.875	03/15/24	688,869
	500,000	z	Bank of America Corp	1.662	04/25/28	643,829
	500,000	z	Bank of America Corp	0.654	10/26/31	598,113
	700,000		Becton Dickinson & Co	1.401	05/24/23	853,684
	670,000		Becton Dickinson & Co	1.900	12/15/26	870,770
	100,000		Capital One Financial Corp	0.800	06/12/24	121,580
	650,000	g	Carnival Corp	7.625	03/01/26	837,730
	750,000		Chubb INA Holdings, Inc	1.550	03/15/28	970,018
	350,000		Chubb INA Holdings, Inc	1.400	06/15/31	452,279
	750,000	z	Citigroup, Inc	1.250	07/06/26	932,228
	700,000		Comcast Corp	0.250	05/20/27	843,506
	1,250,000	g	Coty, Inc	3.875	04/15/26	1,488,299
	500,000	g	Dana Financing Luxembourg Sarl	3.000	07/15/29	610,923
	900,000		DH Europe Finance Sarl	1.200	06/30/27	1,140,208
	500,000	g	Diebold Nixdorf Dutch Holding BV	9.000	07/15/25	646,509
GBP	100,000	z	Digital Stout Holding LLC	2.750	07/19/24	146,512
	200,000		Discovery Communications LLC	2.500	09/20/24	289,680
EUR	800,000		Dow Chemical Co	0.500	03/15/27	967,750
	500,000		FedEx Corp	1.625	01/11/27	642,226
	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	460,355
GBP	600,000		Fiserv, Inc	3.000	07/01/31	926,474
EUR	750,000	z	General Motors Financial Co, Inc	0.600	05/20/27	900,779
	400,000		Goldman Sachs Group, Inc	1.375	05/15/24	487,363
	500,000	z	Goldman Sachs Group, Inc	0.250	01/26/28	590,967
EUR	1,000,000		Honeywell International, Inc	0.000	03/10/24	1,195,176
	600,000		International Business Machines Corp	0.650	02/11/32	727,550
	500,000	g	International Game Technology plc	3.500	06/15/26	606,536
	500,000	g	IQVIA, Inc	1.750	03/15/26	601,988
	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	643,257
	$1,000,000		JPMorgan Chase & Co	3.650	N/A‡	1,009,375
EUR	450,000	g	Liberty Mutual Group, Inc	2.750	05/04/26	598,864
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	865,025
	500,000		McDonald’s Corp	0.900	06/15/26	621,910
GBP	600,000		McKesson Corp	3.125	02/17/29	922,145
EUR	600,000	z	Metropolitan Life Global Funding I	0.550	06/16/27	738,775
	650,000		Mondelez International, Inc	1.375	03/17/41	793,439
	670,000		Morgan Stanley	1.342	10/23/26	840,241
	400,000	g	OI European Group BV	3.125	11/15/24	491,784
	100,000	g	Organon Finance LLC	2.875	04/30/28	120,852
	$1,250,000	g	Organon Finance LLC	5.125	04/30/31	1,287,500
	1,075,000		Plains All American Pipeline LP	3.800	09/15/30	1,166,081
EUR	540,000		ProLogis Euro Finance LLC	0.375	02/06/28	653,931
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	594,014
	400,000		Silgan Holdings, Inc	3.250	03/15/25	478,638
	$1,500,000		Skyworks Solutions, Inc	0.900	06/01/23	1,505,595
EUR	450,000		Stryker Corp	2.625	11/30/30	641,125
	1,100,000		SYSCO Corp	1.250	06/23/23	1,337,263
	700,000		The Procter & Gamble Company	0.625	10/30/24	856,943
	500,000		The Procter & Gamble Company	1.875	10/30/38	730,611
	$125,000	g	Univision Communications, Inc	4.500	05/01/29	125,305
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	509,316
321

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	400,000		Verizon Communications, Inc	1.875%	10/26/29	$534,392
	600,000		Walmart, Inc	2.550	04/08/26	799,709
	1,000,000		Whirlpool EMEA Finance Sarl	0.500	02/20/28	1,208,169
			TOTAL UNITED STATES			52,561,689

			TOTAL CORPORATE BONDS			122,042,084
			(Cost $116,529,739)

GOVERNMENT BONDS - 69.1%

ARGENTINA - 0.0%
	$13,818		Argentina Republic Government International Bond	1.000	07/09/29	5,299
	196,000		Argentina Republic Government International Bond	2.500	07/09/41	73,216
	198,850		Argentina Republic Government International Bond (Step Bond)	0.500	07/09/30	72,282
			TOTAL ARGENTINA			150,797

AUSTRALIA - 1.4%
AUD	3,650,000		Australia Government International Bond	0.250	11/21/25	2,656,433
	2,100,000	z	Australia Government International Bond	2.250	05/21/28	1,688,343
	2,550,000	z	Australia Government International Bond	1.750	06/21/51	1,743,432
	1,715,000		Western Australian Treasury Corp	2.750	07/24/29	1,410,725
			TOTAL AUSTRALIA			7,498,933

BELGIUM - 0.5%
EUR	2,125,000	g	Kingdom of Belgium Government International Bond	0.000	10/22/27	2,604,620
			TOTAL BELGIUM			2,604,620

BENIN - 0.3%
	1,275,000	g	Benin Government International Bond	4.950	01/22/35	1,467,125
			TOTAL BENIN			1,467,125

BERMUDA - 0.1%
	$340,000	g	Bermuda Government International Bond	2.375	08/20/30	340,850
			TOTAL BERMUDA			340,850

BRAZIL - 0.5%
BRL	8,900,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	1,790,954
	$1,000,000		Brazilian Government International Bond	3.875	06/12/30	1,009,720
			TOTAL BRAZIL			2,800,674

CAMEROON - 0.1%
EUR	650,000	g	Republic of Cameroon International Bond	5.950	07/07/32	761,331
			TOTAL CAMEROON			761,331

CANADA - 2.7%
CAD	1,700,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,426,128
	2,625,000		Canadian Government International Bond	2.000	06/01/28	2,245,557
	775,000		Canadian Government International Bond	2.000	12/01/51	655,774
	3,600,000		Canadian Government International Bond	2.000	09/01/23	2,977,704
322

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

CAD	1,300,000		Canadian Government International Bond	5.000%	06/01/37	$1,555,144
	1,350,000		Hydro-Quebec	4.000	02/15/55	1,425,929
	1,600,000		Province of British Columbia Canada	2.550	06/18/27	1,377,801
	1,600,000		Province of New Brunswick Canada	3.100	08/14/28	1,418,942
	1,000,000		Province of Quebec Canada	2.750	09/01/27	870,592
			TOTAL CANADA			13,953,571

CHILE - 0.3%
CLP	760,000,000	g	Bonos de la Tesoreria de la Republica en pesos	2.300	10/01/28	882,200
EUR	650,000		Chile Government International Bond	1.250	01/22/51	697,794
			TOTAL CHILE			1,579,994

CHINA - 10.0%
CNY	6,400,000		China Government International Bond	2.570	05/20/23	992,868
	83,560,000		China Government International Bond	2.880	11/05/23	13,055,384
	14,500,000		China Government International Bond	3.270	11/19/30	2,316,838
	12,700,000		China Government International Bond	3.810	09/14/50	2,077,806
	18,800,000		China Government International Bond	3.720	04/12/51	3,062,230
	15,000,000		China Government International Bond	2.240	03/05/23	2,317,154
	27,700,000		China Government International Bond	2.360	07/02/23	4,280,000
	49,600,000		China Government International Bond	2.940	10/17/24	7,766,080
	60,500,000		China Government International Bond	3.120	12/05/26	9,553,889
	18,900,000		China Government International Bond	3.860	07/22/49	3,095,842
	30,000,000		China Government International Bond	3.390	03/16/50	4,530,118
			TOTAL CHINA			53,048,209

COTE D’IVOIRE - 0.2%
EUR	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,279,701
	100,000	g	Ivory Coast Government International Bond	4.875	01/30/32	119,696
			TOTAL COTE D’IVOIRE			1,399,397

CROATIA - 0.2%
	1,000,000	z	Croatia Government International Bond	1.125	03/04/33	1,202,005
			TOTAL CROATIA			1,202,005

CYPRUS - 1.0%
	1,300,000	z	Cyprus Government International Bond	2.375	09/25/28	1,807,507
	1,100,000	z	Cyprus Government International Bond	0.625	01/21/30	1,355,419
	575,000	z	Cyprus Government International Bond	2.750	02/26/34	864,892
	500,000	z	Cyprus Government International Bond	2.750	05/03/49	828,358
			TOTAL CYPRUS			4,856,176

DOMINICAN REPUBLIC - 0.2%
DOP	15,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	300,270
	$750,000	g	Dominican Republic Government International Bond	4.875	09/23/32	778,132
			TOTAL DOMINICAN REPUBLIC			1,078,402

ECUADOR - 0.1%
	78,000	g	Ecuador Government International Bond	0.000	07/31/30	43,096
	441,250	g	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	384,995
	309,125	g	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	214,072
			TOTAL ECUADOR			642,163
323

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EGYPT - 0.9%
	$850,000	g	Egypt Government International Bond	5.750%	05/29/24	$903,663
EGP	16,250,000		Egypt Government International Bond	15.900	07/02/24	1,065,782
	$525,000	g	Egypt Government International Bond	7.600	03/01/29	569,414
EUR	900,000	g	Egypt Government International Bond	6.375	04/11/31	1,092,206
	$300,000	g	Egypt Government International Bond	7.053	01/15/32	305,305
	675,000	g	Egypt Government International Bond	8.500	01/31/47	696,467
			TOTAL EGYPT			4,632,837

EL SALVADOR - 0.2%
	1,000,000	g	El Salvador Government International Bond	6.375	01/18/27	870,010
			TOTAL EL SALVADOR			870,010

FRANCE - 3.3%
EUR	4,500,000		French Republic Government Bond OAT	0.500	05/25/25	5,578,784
	3,775,000		French Republic Government Bond OAT	0.750	11/25/28	4,857,409
	2,450,000	g	French Republic Government Bond OAT	0.500	05/25/40	2,962,481
	910,000	g	French Republic Government Bond OAT	0.750	05/25/52	1,097,751
	2,500,000	z	UNEDIC ASSEO	0.250	07/16/35	2,984,590
			TOTAL FRANCE			17,481,015

GERMANY - 0.3%
	1,200,000		Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/31	1,492,470
			TOTAL GERMANY			1,492,470

GHANA - 0.7%
	$333,333	g	Ghana Government International Bond	9.250	09/15/22	348,000
	500,000	g	Ghana Government International Bond	7.750	04/07/29	503,505
	825,000	g	Ghana Government International Bond	8.125	03/26/32	823,356
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	948,000
GHS	4,300,000		Republic of Ghana Government Bonds	16.500	02/06/23	713,059
			TOTAL GHANA			3,335,920

GREECE - 0.8%
EUR	575,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	861,626
	2,300,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	2,963,916
			TOTAL GREECE			3,825,542

GUATEMALA - 0.2%
	$775,000	g	Guatemala Government International Bond	6.125	06/01/50	926,133
			TOTAL GUATEMALA			926,133

HONDURAS - 0.0%
	200,000	g	Honduras Government International Bond	5.625	06/24/30	208,750
			TOTAL HONDURAS			208,750

HONG KONG - 0.1%
	475,000	g	Airport Authority	1.625	02/04/31	467,993
			TOTAL HONG KONG			467,993
324

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

HUNGARY - 0.1%
EUR	600,000	z	Hungary Government International Bond	1.750%	06/05/35	$762,666
			TOTAL HUNGARY			762,666

ICELAND - 0.2%
	1,000,000	z	Iceland Government International Bond	0.000	04/15/28	1,186,794
			TOTAL ICELAND			1,186,794

INDIA - 0.0%
	$200,000		Export-Import Bank of India	3.875	03/12/24	212,962
	250,000	g	Export-Import Bank of India	2.250	01/13/31	234,572
			TOTAL INDIA			447,534

INDONESIA - 0.8%
IDR	13,000,000,000		Indonesia Treasury Bond	8.125	05/15/24	984,434
	22,800,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,648,973
	$1,700,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	1,846,880
			TOTAL INDONESIA			4,480,287

ISRAEL - 1.0%
ILS	5,250,000		Israel Government International Bond	5.500	01/31/42	2,620,981
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,302,336
	$1,250,000	z	State of Israel	3.800	05/13/60	1,455,520
			TOTAL ISRAEL			5,378,837

ITALY - 5.0%
EUR	5,525,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	6,957,815
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,991,661
	3,675,000	g	Italy Buoni Poliennali Del Tesoro	0.950	09/15/27	4,574,123
	1,000,000		Italy Buoni Poliennali Del Tesoro	0.900	04/01/31	1,223,068
	1,250,000	g	Italy Buoni Poliennali Del Tesoro	0.950	12/01/31	1,524,381
	300,000	g	Italy Buoni Poliennali Del Tesoro	0.950	03/01/37	348,034
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	2,377,384
	900,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,506,632
	1,050,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	1,882,667
	950,000	g	Italy Buoni Poliennali Del Tesoro	1.700	09/01/51	1,145,219
			TOTAL ITALY			26,530,984

JAPAN - 12.9%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	120,674
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	194,243
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	275,382
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	127,744
	628,000,000		Japan Government Five Year Bond	0.100	06/20/23	5,748,349
	170,000,000		Japan Government Ten Year Bond	0.100	09/20/26	1,567,636
	557,000,000		Japan Government Ten Year Bond	0.100	06/20/28	5,152,902
	335,000,000		Japan Government Ten Year Bond	0.100	06/20/29	3,098,626
	322,000,000		Japan Government Ten Year Bond	0.100	09/20/29	2,976,388
	325,000,000		Japan Government Ten Year Bond	0.100	12/20/29	3,003,642
325

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

JPY	210,000,000		Japan Government Ten Year Bond	0.100%	03/20/30	$1,939,600
	425,000,000		Japan Government Ten Year Bond	0.100	06/20/30	3,920,619
	513,000,000		Japan Government Ten Year Bond	0.100	09/20/30	4,727,968
	525,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	6,254,785
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,147,970
	73,000,000		Japan Government Thirty Year Bond	0.600	09/20/50	660,862
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,419,967
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,459,488
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,252,134
	278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,675,351
	256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	2,413,264
	660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	6,418,165
	185,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,677,359
	312,000,000		Japan Government Twenty Year Bond	0.400	09/20/40	2,857,165
	203,000,000		Japan Government Two Year Bond	0.100	12/01/22	1,856,211
			TOTAL JAPAN			68,946,494

KAZAKHSTAN - 0.3%
KZT	672,350,900		National Bank of Kazakhstan Notes	0.000	11/19/21	1,539,947
			TOTAL KAZAKHSTAN			1,539,947

KENYA - 0.3%
	$1,200,000	g	Kenya Government International Bond	7.000	05/22/27	1,310,119
	575,000	g	Kenya Government International Bond	6.300	01/23/34	580,480
			TOTAL KENYA			1,890,599

KOREA, REPUBLIC OF - 2.6%
	200,000		Export-Import Bank of Korea	3.000	11/01/22	206,540
KRW	2,220,000,000		Korea Treasury Bond	2.250	09/10/23	1,967,418
	3,800,000,000		Korea Treasury Bond	1.500	03/10/25	3,296,444
	1,200,000,000		Korea Treasury Bond	1.375	12/10/29	1,003,357
	3,420,000,000		Korea Treasury Bond	2.000	06/10/31	3,002,495
	4,435,000,000		Korea Treasury Bond	2.375	09/10/38	4,084,366
			TOTAL KOREA, REPUBLIC OF			13,560,620

LEBANON - 0.0%
	$1,400,000	†,q,z	Lebanon Government International Bond	6.850	03/23/27	168,720
			TOTAL LEBANON			168,720

MACEDONIA - 0.3%
EUR	1,050,000	g	North Macedonia Government International Bond	3.675	06/03/26	1,378,878
			TOTAL MACEDONIA			1,378,878

MALAYSIA - 0.5%
MYR	5,700,000		Malaysia Government Bond	3.828	07/05/34	1,350,405
	5,400,000		Malaysia Government Bond	3.757	05/22/40	1,240,388
			TOTAL MALAYSIA			2,590,793

MEXICO - 0.6%
MXN	23,500,000		Mexican Bonos	5.750	03/05/26	1,146,877
	13,800,000		Mexican Bonos	7.750	05/29/31	735,441
326

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$1,025,000		Mexico Government International Bond	4.280%	08/14/41	$1,088,150
			TOTAL MEXICO			2,970,468

MONGOLIA - 0.1%
	550,000	g	Mongolia Government International Bond	4.450	07/07/31	537,663
			TOTAL MONGOLIA			537,663

MOROCCO - 0.4%
EUR	850,000	g	Morocco Government International Bond	1.375	03/30/26	1,023,233
	1,100,000	g	Morocco Government International Bond	1.500	11/27/31	1,228,742
			TOTAL MOROCCO			2,251,975

NETHERLANDS - 0.2%
EUR	550,000	g	Netherlands Government International Bond	2.750	01/15/47	1,107,806
			TOTAL NETHERLANDS			1,107,806

NEW ZEALAND - 0.2%
NZD	1,800,000		New Zealand Government International Bond	2.750	04/15/25	1,333,291
			TOTAL NEW ZEALAND			1,333,291

NIGERIA - 0.3%
	$1,325,000	g	Nigeria Government International Bond	6.500	11/28/27	1,406,014
			TOTAL NIGERIA			1,406,014

NORWAY - 1.0%
NOK	9,000,000		City of Oslo Norway	2.050	10/31/24	1,039,736
	34,375,000	g	Norway Government International Bond	2.000	04/26/28	4,126,422
			TOTAL NORWAY			5,166,158

PAKISTAN - 0.2%
	$1,000,000	g	Pakistan Government International Bond	6.000	04/08/26	1,006,281
			TOTAL PAKISTAN			1,006,281

PANAMA - 0.4%
	1,200,000		Panama Bonos del Tesoro	3.362	06/30/31	1,203,000
	1,000,000		Panama Notas del Tesoro	3.750	04/17/26	1,081,700
			TOTAL PANAMA			2,284,700

PARAGUAY - 0.2%
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,088,040
			TOTAL PARAGUAY			1,088,040

PERU - 0.2%
PEN	4,150,000	g	Peruvian Government International Bond	5.400	08/12/34	867,901
			TOTAL PERU			867,901

PHILIPPINES - 0.3%
EUR	820,000		Philippine Government International Bond	1.200	04/28/33	974,399
PHP	27,000,000		Philippine Government International Bond	6.250	01/14/36	637,945
			TOTAL PHILIPPINES			1,612,344
327

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

POLAND - 0.6%
PLN	11,905,000		Republic of Poland Government International Bond	2.750%	10/25/29	$3,405,711
			TOTAL POLAND			3,405,711

REPUBLIC OF SERBIA - 1.0%
EUR	1,700,000	g	Serbia Government International Bond	1.500	06/26/29	2,037,445
	$600,000	g	Serbia International International Bond	2.125	12/01/30	571,087
RSD	120,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,458,192
	101,500,000		Serbia Treasury Bonds	4.500	08/20/32	1,122,125
			TOTAL REPUBLIC OF SERBIA			5,188,849

ROMANIA - 0.8%
RON	9,500,000		Romania Government International Bond	4.150	01/26/28	2,395,425
EUR	800,000	g	Romanian Government International Bond	2.000	01/28/32	953,906
	850,000	g	Romanian Government International Bond	2.000	04/14/33	995,794
			TOTAL ROMANIA			4,345,125

RUSSIA - 0.2%
RUB	90,000,000		Russian Federal Bond-OFZ	4.500	07/16/25	1,141,294
			TOTAL RUSSIA			1,141,294

SAUDI ARABIA - 0.2%
	$375,000	g	Saudi Government International Bond	3.250	10/26/26	408,285
	750,000	g	Saudi Government International Bond	2.500	02/03/27	783,555
			TOTAL SAUDI ARABIA			1,191,840

SENEGAL - 0.4%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,239,890
	825,000	g	Senegal Government International Bond	5.375	06/08/37	977,481
			TOTAL SENEGAL			2,217,371

SINGAPORE - 0.4%
SGD	2,650,000		Singapore Government International Bond	1.625	07/01/31	2,016,926
			TOTAL SINGAPORE			2,016,926

SOUTH AFRICA - 0.5%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	830,029
	16,500,000		South Africa Government International Bond	7.000	02/28/31	970,214
	7,800,000		South Africa Government International Bond	8.750	01/31/44	448,723
			TOTAL SOUTH AFRICA			2,248,966

SPAIN - 4.0%
EUR	1,100,000	z	Autonomous Community of Madrid Spain	1.571	04/30/29	1,453,582
	4,325,000	g	Spain Government International Bond	0.500	10/31/31	5,248,867
	4,600,000	g	Spain Government International Bond	2.750	10/31/24	6,042,985
	1,095,000	g	Spain Government International Bond	1.400	07/30/28	1,438,692
	1,875,000	g	Spain Government International Bond	0.600	10/31/29	2,331,159
	1,250,000	g	Spain Government International Bond	0.100	04/30/31	1,468,263
	2,650,000	g	Spain Government International Bond	1.200	10/31/40	3,321,895
			TOTAL SPAIN			21,305,443
328

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SUPRANATIONAL - 2.6%
	$1,200,000	g	Africa Finance Corp	2.875%	04/28/28	$1,206,030
GBP	695,000		African Development Bank	0.500	06/22/26	964,560
	$750,000	z	African Export-Import Bank	5.250	10/11/23	813,450
	750,000	e,g	African Export-Import Bank	2.634	05/17/26	764,487
INR	105,000,000		Asian Development Bank	6.200	10/06/26	1,453,618
	$1,250,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,357,826
EUR	650,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	812,443
	$1,700,000	†	European Bank for Reconstruction & Development	10.000	02/28/23	1,467,048
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,784,722
NZD	1,577,000		International Bank for Reconstruction & Development	3.375	01/25/22	1,112,940
CAD	1,600,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,326,900
GBP	700,000		International Finance Corp	0.250	12/15/25	963,337
			TOTAL SUPRANATIONAL			14,027,361

SWEDEN - 0.2%
SEK	9,000,000		Sweden Government Bond	0.500	11/24/45	1,010,608
			TOTAL SWEDEN			1,010,608

THAILAND - 0.8%
THB	30,000,000		Thailand Government International Bond	1.450	12/17/24	937,808
	55,000,000		Thailand Government International Bond	3.300	06/17/38	1,946,286
	29,000,000		Thailand Government International Bond	2.000	06/17/42	841,632
			TOTAL THAILAND			3,725,726

UKRAINE - 0.6%
UAH	31,000,000		Ukraine Government International Bond	17.000	05/11/22	1,203,620
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,294,334
	850,000	g	Ukraine Government International Bond	4.375	01/27/30	937,747
			TOTAL UKRAINE			3,435,701

UNITED ARAB EMIRATES - 0.0%
	$250,000	z	Emirate of Dubai Government International Bonds	3.900	09/09/50	233,598
			TOTAL UNITED ARAB EMIRATES			233,598

UNITED KINGDOM - 4.0%
GBP	2,425,000		United Kingdom Gilt	1.625	10/22/28	3,658,797
	2,720,000		United Kingdom Gilt	4.750	12/07/30	5,215,927
	3,350,000		United Kingdom Gilt	1.750	09/07/37	5,239,900
	2,000,000		United Kingdom Gilt	1.250	10/22/41	2,911,505
	1,800,000		United Kingdom Gilt	0.875	01/31/46	2,421,753
	1,260,000		United Kingdom Gilt	0.625	10/22/50	1,584,345
			TOTAL UNITED KINGDOM			21,032,227

URUGUAY - 0.2%
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	517,110
	$625,000		Uruguay Government International Bond	4.375	01/23/31	730,506
			TOTAL URUGUAY			1,247,616
329

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

UZBEKISTAN - 0.4%
	$1,450,000	g	Republic of Uzbekistan Bond		4.750%	02/20/24	$1,533,482
UZS	7,600,000,000	g	Republic of Uzbekistan International Bond		14.000	07/19/24	713,238
			TOTAL UZBEKISTAN				2,246,720

			TOTAL GOVERNMENT BONDS				367,141,793
			(Cost $353,049,056)

STRUCTURED ASSETS - 4.1%

IRELAND - 0.6%
EUR	900,000	g,i	Last Mile Logistics Pan Euro Finance DAC	EURIBOR 3 M + 2.700%	1.000	08/17/26	1,068,795
			Series - 2021 1A (Class E)
GBP	300,000	g,i	Taurus UK DAC		0.000	05/17/31	418,062
			Series - 2021 UK1A (Class D)
	690,000	g,i	Taurus UK DAC		0.000	05/17/31	960,564
			Series - 2021 UK1A (Class C)
	350,000	g,i	Taurus UK DAC		0.000	05/17/31	487,625
			Series - 2021 UK1A (Class B)
			TOTAL IRELAND				2,935,046

UNITED STATES - 3.5%
	2,000,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.343	04/15/34	2,007,519
			Series - 2021 ACEN (Class C)
	1,500,000		Carvana Auto Receivables Trust		1.270	03/10/28	1,502,759
			Series - 2021 N2 (Class D)
	1,500,000	i	COMM Mortgage Trust		4.380	08/10/48	1,604,666
			Series - 2015 CR24 (Class C)
	4,464,530	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	1.439	09/25/29	4,493,354
			Series - 2017 C02 (Class 2ED3)
	2,839,096	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.289	01/25/30	2,896,868
			Series - 2017 C05 (Class 1M2)
	1,342,519	g	Diamond Resorts Owner Trust		2.700	11/21/33	1,363,386
			Series - 2021 1A (Class C)
	1,810,000	g,i	Freddie Mac STACR REMIC Trust		1.700	01/25/34	1,821,380
			Series - 2021 DNA5 (Class M2)
	478,551	g	MVW LLC		1.940	01/22/41	481,083
			Series - 2021 1WA (Class C)
	500,000	g	Oportun Issuance Trust		1.960	05/08/31	503,183
			Series - 2021 B (Class B)
	500,000	g	Oportun Issuance Trust		3.650	05/08/31	503,409
			Series - 2021 B (Class C)
	1,250,000	g	Purchasing Power Funding LLC		4.370	10/15/25	1,251,831
			Series - 2021 A (Class D)
			TOTAL UNITED STATES				18,429,438
			TOTAL STRUCTURED ASSETS				21,364,484
			(Cost $21,288,446)

			TOTAL BONDS				510,548,361
			(Cost $490,867,241)
330

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER		RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.3%

EGYPT - 0.7%
EGP	56,500,000		Egypt Treasury Bill		0.000%	11/16/21	$3,465,430
			TOTAL EGYPT				3,465,430

UKRAINE - 0.2%
UAH	24,000,000		Ukraine Treasury Bill		0.000	10/27/21	874,994
			TOTAL UKRAINE				874,994

UNITED STATES - 1.2%
	$6,600,000	r	Fixed Income Clearing Corp (FICC)		0.020	08/02/21	6,600,000
			TOTAL UNITED STATES				6,600,000

SHARES			COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%

UNITED STATES - 0.2%
	972,177	c	State Street Navigator Securities Lending Government Money Market Portfolio		0.050		972,177
			TOTAL UNITED STATES				972,177
			TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES				972,177

			TOTAL SHORT-TERM INVESTMENTS				11,912,601
			(Cost $11,890,424)
			TOTAL INVESTMENTS - 99.3%				527,366,999
			(Cost $507,744,450)
			OTHER ASSETS & LIABILITIES, NET - 0.7%				3,895,690
			NET ASSETS - 100.0%				$531,262,689

			Abbreviation(s):
			AUD	Australian Dollar
			BRL	Brazilian Real
			CAD	Canadian Dollar
			CLP	Chilean Peso
			CNY	Chinese Yuan
			DOP	Dominican Republic Peso
			EGP	Egyptian Pound
			EUR	Euro
			EURIBOR	Euro Interbank Offer Rate
			GBP	Pound Sterling
			GHS	Ghanaian Cedi
			IDR	Indonesian Rupiah
			ILS	Israeli New Shekel
			INR	Indian Rupee
			JPY	Japanese Yen
331

TIAA-CREF FUNDS – International Bond Fund

	KRW	South Korean Won
	KZT	Kazakhstani Tenge
	LIBOR	London Interbank Offered Rate
	M	Month
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PEN	Peruvian Sol
	PHP	Philippine Peso
	PLN	Polish Zloty
	RON	Romanian Leu
	RSD	Serbian Dinar
	RUB	Russian Ruble
	SEK	Swedish Krona
	SGD	Singapore Dollar
	THB	Thai Baht
	UAH	Ukrainian Hryvnia
	UGX	Ugandan Shilling
	UYU	Uruguayan Peso
	UZS	Uzbekistani so’m
	ZAR	South African Rand

‡	Perpetual security.
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $953,411.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/21, the aggregate value of these securities is $146,108,802 or 27.5% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 7/31/21 to be repurchased at $6,600,000 on 8/2/21, collateralized by U.S. Treasury Notes valued at $6,732,097.
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
332

TIAA-CREF FUNDS – International Bond Fund

Forward foreign currency contracts outstanding as of July 31, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$2,466,292	NZD	3,548,769	Australia and New Zealand Banking Group	10/29/2021	$(4,740)
EUR	350,820		$413,754	Australia and New Zealand Banking Group	8/23/2021	2,597
EUR	7,256		$8,641	Australia and New Zealand Banking Group	10/29/2021	(19)
Total						$(2,162)
	$170,289,414	EUR	143,891,959	Bank of America	10/29/2021	$(708,403)
Total						$(708,403)
	$9,359,854	AUD	12,714,222	Citibank, N.A.	10/29/2021	$25,740
	$912,047	BRL	4,727,593	Citibank, N.A.	8/31/2021	8,144
	$11,345,196	KRW	13,097,574,624	Citibank, N.A.	8/31/2021	(8,359)
Total						$25,525
	$2,797,368	THB	92,011,036	Goldman Sachs	8/31/2021	(1,574)
Total						(1,574)
	$1,942,701	ILS	6,271,473	Morgan Stanley	8/31/2021	$2,270
	$5,176,981	NOK	46,060,676	Morgan Stanley	10/29/2021	(36,260)
	$1,725,390	PLN	6,715,009	Morgan Stanley	8/31/2021	(17,821)
	$501,699	SEK	4,332,318	Morgan Stanley	10/29/2021	(1,913)
EUR	1,232,342		$1,467,711	Morgan Stanley	10/29/2021	(3,225)
Total						$(56,949)
	$15,232,188	CAD	19,150,974	Toronto Dominion Bank	10/29/2021	$(116,874)
	$38,669,014	CNY	252,193,509	Toronto Dominion Bank	8/31/2021	(246,735)
	$38,893,225	GBP	28,034,271	Toronto Dominion Bank	10/29/2021	(81,959)
	$763,909	GBP	547,015	Toronto Dominion Bank	10/29/2021	3,411
	$67,602,404	JPY	7,406,813,445	Toronto Dominion Bank	10/29/2021	37,226
	$565,722	ZAR	8,413,856	Toronto Dominion Bank	8/31/2021	(6,326)
Total						$(411,257)
Total						$(1,154,820)

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand
333

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustee’s. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

• Level 1 – Inputs are unadjusted and prices are determined using quoted prices inactive markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

As of July 31, 2021, 100% of the value of investments in the Large-Cap Growth Index Fund was valued based on Level 1 inputs.

Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2021, the Emerging Markets Debt Fund had material transfers from Level 2 to Level 3 as a result of various market related factors. Please refer to the Level 3 reconciliation below.

The following table summarizes the market value of the Funds’ investments as of July 31, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity Investments:
Consumer discretionary	$844,229,754	$61,842,936	$—	$906,072,690
Consumer staples	375,669,075	13,938,277	—	389,607,352
Financials	617,308,793	27,096,947	—	644,405,740
Health care	974,312,024	38,501,464	—	1,012,813,488
Industrials	691,170,000	49,102,887	—	740,272,887
All other equity investments*	3,298,726,578	—	—	3,298,726,578
Short-term investments	31,868,865	42,014,753	—	73,883,618
Purchased options**	456,100	—	—	456,100
Written options**	(8,315,125)	—	—	(8,315,125)
Total	$6,825,426,064	$232,497,264	$—	$7,057,923,328
334

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Growth
Equity Investments:
Communication services	$1,166,726,295	$89,336,793	$—	$1,256,063,088
Consumer discretionary	1,330,512,548	224,523,170	—	1,555,035,718
Consumer Staples	352,815,716	36,602,648	—	389,418,364
Health care	721,307,088	90,010,267	—	811,317,355
Industrials	484,061,466	117,605,538	—	601,667,004
Information technology	2,393,887,172	59,618,369	—	2,453,505,541
All other equity investments *	128,566,612	—	—	128,566,612
Short-term investments	52,620,482	19,625,968	—	72,246,450
Total	$6,630,497,379	$637,322,753	$—	$7,267,820,132
Large-Cap Value
Equity Investments *	$5,643,818,499	$—	$—	$5,643,818,499
Short-term investments	—	27,337,986	—	27,337,986
Total	$5,643,818,499	$27,337,986	$—	$5,671,156,485
Mid-Cap Growth
Equity Investments:
Communication services	$133,664,183	$11,067,844	$—	$144,732,027
Consumer Discretionary	361,240,226	59,079,677	—	420,319,903
Consumer Staples	43,732,264	26,687,949	—	70,420,213
Industrials	217,953,889	20,131,327	—	238,085,216
Information Technology	580,454,882	33,295,314	—	613,750,196
All other equity investments*	452,908,127	—	—	452,908,127
Short-term investments	22,131,054	28,330,983	—	50,462,037
Total	$1,812,084,625	$178,593,094	$—	$1,990,677,719
Mid-Cap Value
Equity investments*	$2,221,785,674	$—	$—	$2,221,785,674
Short-term investments	—	1,695,000	—	1,695,000
Total	$2,221,785,674	$1,695,000	$—	$2,223,480,674
Quant Small-Cap Equity
Equity investments*	$2,954,704,543	$—	$—	$2,954,704,543
Short-term investments	38,337,636	3,620,000	—	41,957,636
Futures contracts**	(142,058)	—	—	(142,058)
Total	$2,992,900,121	$3,620,000	$—	$2,996,520,121
Quant Small/Mid-Cap Equity
Equity Investments*	$1,193,805,968	$—	$—	$1,193,805,968
Short-term investments	14,473,487	2,320,000	—	16,793,487
Total	$1,208,279,455	$2,320,000	$—	$1,210,599,455
Social Choice Equity
Equity Investments:
Financials	$920,030,757	$—	$3,382	$920,034,139
All other equity investments *	6,376,743,466	—	—	6,376,743,466
Short-term investments	30,884,133	36,932,769	—	67,816,902
Futures contracts**	434,990	—	—	434,990
Total	$7,328,093,346	$36,932,769	$3,382	$7,365,029,497
Social Choice Low Carbon Equity
Equity Investments:
Financials	$113,927,495	$—	$131	$113,927,626
All other equity investments *	793,996,283	—	—	793,996,283
Short-term investments	924,005	20,843,869	—	21,767,874
Futures contracts**	(14,406)	—	—	(14,406)
Total	$908,833,377	$20,843,869	$131	$929,677,377
335

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Equity Investments:
Africa/Middle East	$33,079,713	$55,034,482	$—	$88,114,195
Asia	177,899,122	792,205,816	—	970,104,938
Europe	32,034,175	33,562,736	—	65,596,911
Latin America	316,759,543	—	—	316,759,543
All other equity investments*	28,081,373	12,981,957	3,445	41,066,775
Short-term investments	4,775,397	120,569,229	—	125,344,626
Purchased options**	912,900	—	—	912,900
Written options**	(1,446,500)	—	—	(1,446,500)
Total	$592,095,723	$1,014,354,220	$3,445	$1,606,453,388
International Equity
Equity Investments:
Asia	$—	$1,176,848,194	$—	$1,176,848,194
Australasia	—	375,726,691	—	375,726,691
Europe	62,817,481	3,474,880,847	—	3,537,698,328
North America	71,251,481	142,154,371	—	213,405,852
All other equity investments *	173,698,487	596,299,713	—	769,998,200
Short-term investments	19,500,269	128,386,205	—	147,886,474
Total	$327,267,718	$5,894,296,021	$—	$6,221,563,739
International Opportunities
Equity Investments:
Asia	$34,718,665	$300,323,943	$—	$335,042,608
Australasia	—	123,559,971	—	123,559,971
Europe	—	1,114,443,249	—	1,114,443,249
Latin America	172,052,508	—	—	172,052,508
North America	180,780,950	—	—	180,780,950
All other equity investments *	37,540,064	148,158,662	1,686	185,700,412
Short-term investments	9,133,834	106,180,124	—	115,313,958
Total	$434,226,021	$1,792,665,949	$1,686	$2,226,893,656
Quant International Small-Cap Equity
Equity Investments:
Africa/Middle East	$15,119,848	$13,258,645	$—	$28,378,493
Asia	2,596,292	469,662,089	—	472,258,381
Australasia	—	101,542,054	—	101,542,054
Europe	—	376,903,382	—	376,903,382
Latin America	40,695,182	—	—	40,695,182
North America	119,063,749	21,187,879	—	140,251,628
All other equity investments *	7,278,735	221,061,182	—	228,339,917
Short-term investments	3,771,744	—	—	3,771,744
Total	$188,525,550	$1,203,615,231	$—	$1,392,140,781
Social Choice International Equity
Equity Investments:
Asia	$—	$225,383,458	$—	$225,383,458
Australasia	—	57,586,764	—	57,586,764
Europe	6,338,572	490,872,937	—	497,211,509
All other equity investments *	—	94,197,326	—	94,197,326
Short-term investments	3,615,799	23,534,868	—	27,150,667
Futures contracts**	9,593	—	—	9,593
Total	$9,963,964	$891,575,353	$—	$901,539,317
336

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Corporate bonds	$—	$5,276	$—	$5,276
Equity investments:
Financials	3,936,687,599	—	4,176	3,936,691,775
Health care	4,766,421,175	—	84,460	4,766,505,635
All other equity investments*	25,900,487,814	—	—	25,900,487,814
Short-term investments	113,552,585	270,809,207	—	384,361,792
Futures contracts**	2,582,723	—	—	2,582,723
Total	$34,719,731,896	$270,814,483	$88,636	$34,990,635,015
Large-Cap Value Index
Equity investments*	$8,815,665,170	$—	$—	$8,815,665,170
Short-term investments	11,548,406	4,060,000	—	15,608,406
Total	$8,827,213,576	$4,060,000	$—	$8,831,273,576
S&P 500 Index
Equity investments*	$8,106,642,018	$—	$—	$8,106,642,018
Short-term investments	1,623,034	20,821,429	—	22,444,463
Futures contracts**	168,615	—	—	168,615
Total	$8,108,433,667	$20,821,429	$—	$8,129,255,096
Small-Cap Blend Index
Corporate bonds	$—	$16,009	$—	$16,009
Equity investments:
Financials	705,383,425	—	8,640	705,392,065
Health care	930,605,891	—	106,394	930,712,285
All other equity investments*	2,944,526,476	—	—	2,944,526,476
Short-term investments	148,358,691	—	—	148,358,691
Total	$4,728,874,483	$16,009	$115,034	$4,729,005,526
Emerging Markets Equity Index
Corporate bonds	$—	$22,229	$—	$22,229
Equity investments:
Africa/Middle East	—	283,288,324	—	283,288,324
Asia	251,849,360	2,855,842,679	393,680	3,108,085,719
Europe	44,196,025	104,041,437	—	148,237,462
Latin America	298,346,289	—	—	298,346,289
North America	215,910,869	—	—	215,910,869
All other equity investments*	35,774,922	364,574,737	767	400,350,426
Short-term investments	61,778,165	65,246,140	—	127,024,305
Futures contracts**	(651,315)	—	—	(651,315)
Total	$907,204,315	$3,673,015,546	$394,447	$4,580,614,308
International Equity Index
Equity investments:
Asia	$2,964,041	$4,167,477,767	$—	$4,170,441,808
Australasia	—	1,324,170,458	2,904	1,324,173,362
Europe	12,251,265	9,481,146,978	—	9,493,398,243
All other equity investments*	53,798,039	1,323,819,832	1,692	1,377,619,563
Short-term investments	36,446,659	275,560,797	—	312,007,456
Futures contracts**	1,649,560	—	—	1,649,560
Total	$107,109,564	$16,572,175,832	$4,596	$16,679,289,992
337

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Debt
Africa/Middle East	$—	$170,308,368	$4,134,763	$174,443,131
Asia	—	110,286,160	—	110,286,160
Europe	—	66,985,071	1,119,152	68,104,223
Latin America	170,813	211,275,697	14,258,117	225,704,627
North America	—	1,088,543	—	1,088,543
All other debt investments*	—	4,225,459	776,673	5,002,132
Short-term investments	16,360,965	7,709,072	—	24,070,037
Total	$16,531,778	$571,878,370	$20,288,705	$608,698,853
International Bond
Africa/Middle East	$—	$37,044,788	$168,720	$37,213,508
Asia	—	169,451,988	—	169,451,988
Australasia	—	10,324,890	—	10,324,890
Europe	—	167,916,019	824,075	168,740,094
Latin America	—	23,702,766	—	23,702,766
North America	—	91,993,792	—	91,993,792
All other debt investments*	—	12,560,312	1,467,048	14,027,360
Short-term investments	972,177	10,940,424	—	11,912,601
Forward foreign currency contracts**	—	(1,154,820)	—	(1,154,820)
Total	$972,177	$522,780,159	$2,459,843	$526,212,179
*	For detailed categories, see the accompanying Schedules of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

The following table is reconciliation of the Emerging Markets Debt Fund’s invesments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2020	$23,258,282
Purchases	667,346
Sales	(7,689,145)
Gains (losses)	(1,128,269)
Change in unrealized appreciation (depreciation)	8,589,416
Transfers out of Level 3	(3,408,925)
Balance as of July 31, 2021	$20,288,705

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of July 31, 2021:

Fund	Fair value as of July 31, 2021	Valuation technique	Unobservable input	Range (weighted average)§
Bank loan obligations	$7,170,205	Broker quote	*
Corporate bonds	5,815,912	Recent market transaction	Discount	16.5%-99.0% (26.8%)
Government bonds	776,673	Broker quote	*
Government bonds	5,406,763	Recent market transaction	Discount	34.5%-88.0% (47.1%)
Structured assets	1,119,152	Broker quote	*
Total	$20,288,705
*	Single source broker quote.
§	Unobservable inputs were weighted by the relative fair value of the instruments.
338